UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-52579

Pre Effective Amendment No.	☐

Post Effective Amendment No. 18	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811- 08241

Amendment No. 102	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)      (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑       on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐       on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Modified Single Premium Deferred Variable Annuity Contract

The Best of America America's Exclusive Annuity II
Waddell and Reed Advisers Select Reserve Annuity

Nationwide Life Insurance Company
Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2007) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 36.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
    5100 Rings Road, RR1-04-F4
    Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at:www.nationwide.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.
AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth Portfolio: Service Class
•	VIP High Income Portfolio: Service Class R†
•	VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV
•	VIP Energy Portfolio: Service Class 2†
•	VIP Freedom Fund 2010 Portfolio: Service Class
•	VIP Freedom Fund 2020 Portfolio: Service Class
•	VIP Freedom Fund 2030 Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†

1

•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class (formerly, AMT Limited Maturity Bond Portfolio: I Class)
MFS Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT") (formerly Gartmore Variable Insurance Trust (“GVIT”))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Gartmore NVIT International Growth Fund: Class III†
•	Gartmore NVIT Worldwide Leaders Fund: Class III†
•          J.P. Morgan NVIT Balanced Fund: Class I
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly, GVIT Small Cap Growth Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I (formerly, GVIT Small Cap Value Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class I (formerly, GVIT Small Company Fund: Class I)
•	Nationwide NVIT Global Health Sciences Fund: Class III†
•          Nationwide NVIT Global Technology andCommunications Fund: Class III†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Growth Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class III†
•	NVIT International Index Fund: Class VIII†
•	NVIT International Value Fund: Class III†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class I
•	NVIT Nationwide® Leaders Fund: Class III†
•	Van Kampen NVIT Comstock Value Fund: Class I
•	Van Kampen NVIT Multi Sector Bond Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT Guardian Portfolio: I Class
•	AMT International Portfolio: S Class†
•	AMT Partners Portfolio: I Class
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I
W&R Target Funds, Inc.
•	Asset Strategy Portfolio*
•	Balanced Portfolio
•	Bond Portfolio
•	Core Equity Portfolio
•	Dividend Income Portfolio
•	Energy Portfolio
•	Global Natural Resources
•	Growth Portfolio
•	High Income Portfolio*
•	International Growth Portfolio
•	International Value Portfolio
•	Micro Cap Growth Portfolio
•	Mid Cap Growth Portfolio
•	Money Market Portfolio
•	Mortgage Securities Portfolio
•	Real Estate Securities Portfolio
•	Science and Technology Portfolio
•	Small Cap Growth Portfolio
•	Small Cap Value Portfolio
•	Value Portfolio

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before April 2, 2007:

W&R Target Funds, Inc.
•	Limited-Term Bond Portfolio

2

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Nationwide Variable Insurance Trust
•	Nationwide NVIT Global Financial Services Fund:
Class III†
•	Gartmore NVIT Global Utilities Fund: Class III†
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class*
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares

Effective May 1, 2006, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

J.P. Morgan Series Trust II
•	J P Morgan Mid Cap Value Portfolio

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Van Eck Worldwide Insurance Trust
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

Effective May 1, 2003 the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Gartmore NVIT Worldwide Leaders Fund: Class I
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares

Effective May 1, 2002, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Credit Suisse Trust
•	Global Small Cap Portfolio
•	International Focus Portfolio
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

3

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC – Federal Deposit Insurance Corporation.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

NCUSIF – National Credit Union Share Insurance Fund.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Net Asset Value– The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC– Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected. Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- Each day the New York Stock Exchange (NYSE) is open for business.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

4

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	8
Example	9
Synopsis of the Contracts	10
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	11
Condensed Financial Information	11
Nationwide Life Insurance Company	11
Nationwide Investment Services Corporation	11
Waddell & Reed, Inc.	12
Investing in the Contract	12
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	13
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions	15
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	16
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	21
Contract Ownership	21
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	22
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers
Transfer Restrictions
Right to Revoke	25
Surrender (Redemption) Prior to Annuitization	25
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	25
Surrenders Under Certain Plan Types	26
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity
Loan Privilege	26
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments

5

Table of Contents (continued)	Page
Transferring the Contract
Grace Period and Loan Default
Assignment	27
Contract Owner Services	28
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	28
Annuitizing the Contract	28
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	31
Upon Death
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	33
Table of Contents of Statement of Additional Information	36
Appendix A: Underlying Mutual Funds	37
Appendix B: Condensed Financial Information: BOA	50
Appendix B: Condensed Financial Information: Waddell & Reed	87
Appendix C: Contract Types and Tax Information	99

6

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25[1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)
Mortality and Expense Risk Charge	1.20%
Annual Loan Interest Charge	2.25%[3]
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option[4] Total Variable Account Charges (including this option only)	0.15% 1.35%
One-Year Step Up Death Benefit Option[5] Total Variable Account Charges (including this option only)	0.10% 1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option[6] Total Variable Account Charges (including this option only)	0.20% 1.40%
5% Enhanced Death Benefit Option[7] Total Variable Account Charges (including this option only)	0.15% 1.35%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (eligible applicants could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%
(continued on next page)

1 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.

2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

3The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

4This option may not be elected with another death benefit option.

5This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

6This option may not be elected with another death benefit option.

7 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

7

Recurring Contract Expenses (continued)
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.
0.40% 1.60%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.
0.50% 1.70%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2006 charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.10%	11.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – VP International Fund: Class III
•	Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R
•	Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	Janus Aspen Series – Global Technology Portfolio: Service II Shares
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT Emerging Markets Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT Global Utilities Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT International Growth Fund: Class III
•	Nationwide Variable Insurance Trust – Gartmore NVIT Worldwide Leaders Fund: Class III
•	Nationwide Variable Insurance Trust – Nationwide NVIT Global Financial Services Fund: Class III
•	Nationwide Variable Insurance Trust – Nationwide NVIT Global Health Sciences Fund: Class III
•	Nationwide Variable Insurance Trust – Nationwide NVIT Global Technology and Communications Fund: Class III

8

•	Nationwide Variable Insurance Trust – Nationwide NVIT U.S. Growth Leaders Fund: Class III
•	Nationwide Variable Insurance Trust – NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust – NVIT International Value: Fund: Class III
•	Nationwide Variable Insurance Trust –NVIT Nationwide® Leaders Fund: Class III
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3
•	Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund: Class R

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.80%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (11.49%)	1,500	4,066	6,144	9,771	1,500	4,066	6,144	9,771	*	4,066	6,144	9,771
Minimum Total Underlying Mutual Fund Operating Expenses (0.10%)	305	931	1,583	3,327	305	931	1,583	3,327	*	931	1,583	3,327

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

9

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract and no sales loads will be assessed on the new contract.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit and Spousal Protection Option[1]	0.15%
One-Year Step Up Death Benefit Option[2]	0.10%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option[3]	0.20%
5% Enhanced Death Benefit Option[4]	0.15%

*The charges shown are the annualized rates charges as a percentage of the daily net assets of the variable account.

1 The One-Year Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2 The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3 The Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

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4 The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account.  Additionally, allocations made the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation units.  All classes of accumulation units may be obtained FREE OF CHARGE by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

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Waddell & Reed, Inc.

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

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Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed

Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.

Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-

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term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract,

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Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

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When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charge assessed for these options.

One-Year Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option for an additional charge equal to an annualized rate of 0.10% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

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The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 85 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7)
If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for this option.

The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)	terminate the contract; or

b)	continue the contract in accordance with the "Required Distributions" section in Appendix C.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

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The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time  (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charges assessed for this option.

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All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among the underlying funds.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain mutual funds available when a contract owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

The following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	J.P. Morgan NVIT Balanced Fund: Class I
•	Nationwide NVIT Government Bond Fund: Class I
•         Nationwide NVIT Growth Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II

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➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class I
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class III
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class I
•	NVIT Nationwide® Leaders Fund: Class III
•	Van Kampen NVIT Comstock Value Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
W&R Target Funds, Inc.
•	Asset Strategy Portfolio
•	Balanced Portfolio
•	Bond Portfolio
•	Core Equity Portfolio
•	Dividend Income Portfolio
•	Growth Portfolio
•	Mid Cap Growth Portfolio
•	Money Market Portfolio
•	Mortgage Securities Portfolio
•	Value Portfolio

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2000:

Credit Suisse Trust
•	Large Cap Value Portfolio

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2002:

Fidelity Variable Insurance Products Fund III
•	VIP Growth Opportunities Portfolio: Service Class
Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class
Wells Fargo Advantage Variable Trust
•	Wells Fargo Advantage VT Opportunity Fund

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to April 2, 2007:

W&R Target Funds, Inc.
•	Limited-Term Bond Portfolio

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2007:

American Century Variable Portfolios, Inc
•	American Century VP Ultra Fund: Class I

Effective May 1, 2006, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

J.P. Morgan Series Trust II
•	J.P. Morgan Mid Cap Value Portfolio

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

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Transfers among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

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Nationwide must review and approve any change requests.  If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity	$15,000	$1,000

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the available accumulation unit value next computed after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

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2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected if the contract owner does not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.  Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds (see "Underlying Mutual Fund Restrictions" in the "Transfer Restrictions" section), as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers

Prior to annuitization, contract owners may request to transfer allocations among the subaccounts at anytime.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after anuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

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Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.

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Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)          request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)          request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)          instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed by or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regulary scheduled annuity payments are not permitted.

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Surrenders Under Certain Plan Types

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)   Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B) The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)   Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

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*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  If assessed, the loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

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Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner, manual transfers will not automatically terminate the program.  Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R, NVIT – Nationwide NVIT Government Bond Fund: Class I, NVIT – Federated NVIT High Income Bond Fund: Class III, NVIT – Nationwide NVIT Money Market Fund: Class I, and W&R Target Funds, Inc. – Money Market Portfolio to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

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Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately

2)	preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

3)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options ("GMIBs")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

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Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday;

b)	is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for 7 years; and

2)	the annuitant has attained age 60.

Annuity Payment Options that May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent Fixed Payment Annuity Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.
♦A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.
♦Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.
♦The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.
♦Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.
♦GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  The annuity payment options are:

1)
Life Annuity – An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity – An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed – An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The contract owner is not the annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is a contigent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the contract owner.
Annuitant	The annuitant is not the contract owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the annuitant and no death benefit is paid.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.
If more than one beneficiary survives the annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:
1)	in a lump sum;
2)	as an annuity; or
3)	in any other manner permitted by law and approved by Nationwide.

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The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the “Required Distributions” provisions in Appendix C.

If death occurs after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states).  If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% Interest Anniversary Value.

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The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

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The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to

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market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005,Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.  Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement ("DOE") settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its

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advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                         Long-term total return using a strategy that seeks to protect againstU.S. inflation.

Credit Suisse Trust - Global Small Cap Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term growth of capital.

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Credit Suisse Trust - International Focus Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Sub-adviser:                                                         Credit Suisse Asset Management Limited
Investment Objective:                                                         Long-term capital appreciation.

Credit Suisse Trust - Large Cap Value Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000
Investment Adviser:                                                         Credit Suisse Asset Management, LLC
Investment Objective:                                                         Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital growth.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:                                                         FMR
Investment Objective:                                                         High total return with a secondary objective of principal preservationas the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

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Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservationas the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservationas the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                         Templeton Asset Management, Ltd.
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         High current income, with preservation of capital.  Capitalappreciation is a secondary consideration.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2006
Investment Adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Growth from capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

40

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Sub-adviser:                                                         Enhanced Investment Technologies, LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Highest available current income consistent with liquidity and lowrisk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Seeks to provide high total return (including income and capitalgains)consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Income and more price stability than stocks, and capital preservationover the long term.  Seeks to maximize an investor’s level of currentincome and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         The fund seeks to make shareholders' investments grow and provideincome over time by investing primarily in common stock ofcompanies or other securities that demonstrate the potential forappreciation and/or dividends.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

41

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securitiesof companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securitiesof companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Growth Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securitiesof companies in Europe, Australasia, the Far East and other regions,including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:                                                         High total return from a diversified portfolio of equity and fixedincome securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Oberweis Asset Management, Inc.; Waddell & Reed InvestmentManagement Company

Investment Objective:                                                         Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Epoch Investment Partners, Inc.; J.P. Morgan InvestmentManagement Inc.
Investment Objective:                                                         Capital appreciation.

42

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley                                                                                                          Investment Management Inc.; Neuberger Berman, LLC; Waddell &Reed Investment Management Company

Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To provide a high level of income as is consistent with thepreservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To maximize growth of capital consistent with a more aggressivelevel of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

43

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor DestinationsFunds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderately conservativelevel of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of current income as is consistent with the preservation ofcapital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         To match the performance of the Morgan Stanley CapitalInternational Europe, Australasia and Far East Index ("MSCI EAFE®Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Capital appreciation.

44

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Total return through a flexible combination of capital appreciationand current income.

Nationwide Variable Insurance Trust - NVIT Nationwide® Leaders Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High total return from a concentrated portfolio of U.S. securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Seeks capital growth and income through investments in equitysecurities, including common stocks and securities convertibles intocommon stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Investment Objective:                                                         Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term growth of capital by investing primarily in common stocksof foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth by investing primarily in securities ofcompanies that meet certain financial criteria and social policy.

45

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in securities of well-known,established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion ofits assets in securities of foreign issuers, "growth-type" companies,cyclical industries and special situations that are considered to haveappreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion ofits assets in securities of foreign issuers, "growth-type" companies,cyclical industries and special situations that are considered to haveappreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total return which includes growth in the value of its shares aswell as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in "growth type" companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Substantial dividend income as well as long-term growth of capitalthrough investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above-average total return over a market cycle of three to five yearsby investing primarily in a diversified portfolio of fixed incomesecurities.

46

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Long-term capital growth by investing primarily in common stocksand other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. realestate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equitysecurities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equitysecurities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

W&R Target Funds, Inc. - Asset Strategy Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         High total return over the long run.

W&R Target Funds, Inc. - Balanced Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Current income with a secondary goal of long-term capitalappreciation.

W&R Target Funds, Inc. - Bond Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Reasonable return with emphasis on preservation of capital.

W&R Target Funds, Inc. - Core Equity Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Capital growth and income.

47

W&R Target Funds, Inc. - Dividend Income Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Income and long-term capital growth.

W&R Target Funds, Inc. - Energy Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         To provide long-term capital appreciation.

W&R Target Funds, Inc. - Global Natural Resources Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Sub-adviser:                                                         Mackenzie Financial Corporation
Investment Objective:                                                         Long-term growth.

W&R Target Funds, Inc. - Growth Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Capital growth with a secondary objective of current income.

W&R Target Funds, Inc. - High Income Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         High current income with secondary objective of capital growth.

W&R Target Funds, Inc. - International Growth Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Long-term capital appreciation and a secondary goal of current income.

W&R Target Funds, Inc. - International Value Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Sub-adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

W&R Target Funds, Inc. - Limited-Term Bond Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before April 2, 2007
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         High level of current income consistent with preservation of capital.

W&R Target Funds, Inc. - Micro Cap Growth Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Sub-adviser:                                                         Wall Street Associates
Investment Objective:                                                         Long-term capital appreciation.

W&R Target Funds, Inc. - Mid Cap Growth Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         To provide growth of your investment.

W&R Target Funds, Inc. - Money Market Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Maximum current income consistent with stability of principal.

W&R Target Funds, Inc. - Mortgage Securities Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Sub-adviser:                                                         Advantus Capital Management, Inc.
Investment Objective:                                                         A high level of current income consistent with prudent investment risk.

W&R Target Funds, Inc. - Real Estate Securities Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Sub-adviser:                                                         Advantus Capital Management, Inc.
Investment Objective:                                                         Total return through a combination of capital appreciation and current

W&R Target Funds, Inc. - Science and Technology Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Long-term capital growth.

W&R Target Funds, Inc. - Small Cap Growth Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Capital growth.

48

W&R Target Funds, Inc. - Small Cap Value Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Sub-adviser:                                                         Black Rock Financial Management, Inc.
Investment Objective:                                                         Long-term accumulation of capital.

W&R Target Funds, Inc. - Value Portfolio
Investment Adviser:                                                         Waddell & Reed Investment Management Company
Investment Objective:                                                         Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

49

Appendix B: Condensed Financial Information (BOA)

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2006 (the maximum variable account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contracts, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                 1-800-848-6331, TDD 1-800-238-3035

writing:                 Nationwide Life Insurance Company
       5100 Rings Road, RR1-04-F4
       Dublin, Ohio  43017-1522

checking on-line at:                                      www.nationwide.com

The Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R and Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 were added to the variable account on May 1, 2007.  Therefore, no condensed Financial Information is available.
No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.648204	6.48%	2,444	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.885895	-1.14%	2,237	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.088107	0.88%	32,082	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.618988	15.755326	15.69%	676,341	2006
	13.173845	13.618988	3.38%	796,076	2005
	11.800602	13.173845	11.64%	964,548	2004
	9.233496	11.800602	27.80%	1,046,056	2003
	11.591056	9.233496	-20.34%	1,224,719	2002
	12.802086	11.591056	-9.46%	1,377,248	2001
	14.495483	12.802086	-11.68%	1,188,175	2000
	12.431326	14.495483	16.60%	435,194	1999
	10.000000	12.431326	24.31%	2,542	1998*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.496772	15.437238	23.53%	354,169	2006
	11.167883	12.496772	11.90%	420,177	2005
	9.835624	11.167883	13.55%	527,831	2004
	7.995327	9.835624	23.02%	755,260	2003
	10.162935	7.995327	-21.33%	1,013,393	2002
	14.524713	10.162935	-30.03%	1,961,011	2001
	17.674116	14.524713	-17.82%	1,524,024	2000
	10.904652	17.674116	62.08%	800,500	1999
	10.000000	10.904652	9.05%	223	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.582094	15.542624	23.53%	423,600	2006
	11.259425	12.582094	11.75%	485,668	2005
	9.902768	11.259425	13.70%	521,908	2004
	8.049901	9.902768	23.02%	628,774	2003
	10.000000	8.049901	-19.50%	523,208	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.064576	10.65%	65,234	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.860896	10.379377	-4.43%	133,429	2006
	10.759422	10.860896	0.94%	225,850	2005
	9.839643	10.759422	9.35%	207,268	2004
	7.973718	9.839643	23.40%	237,657	2003
	10.000000	7.973718	-20.26%	55,784	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.896571	22.153132	17.23%	1,506,496	2006
	18.208834	18.896571	3.78%	1,609,777	2005
	16.119499	18.208834	12.96%	1,830,943	2004
	12.651422	16.119499	27.41%	1,935,045	2003
	14.654697	12.651422	-13.67%	2,187,107	2002
	13.147862	14.654697	11.46%	1,702,310	2001
	11.263216	13.147862	16.73%	562,778	2000
	11.497731	11.263216	-2.04%	182,255	1999
	10.000000	11.497731	14.98%	1,309	1998*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.550042	-4.50%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.743070	10.782991	0.37%	620,296	2006
	10.705893	10.743070	0.35%	1,006,447	2005
	10.240855	10.705893	4.54%	936,508	2004
	10.000000	10.240855	2.41%	243,075	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.752718	16.500864	11.85%	3,936	2006
	12.855886	14.752718	14.75%	6,851	2005
	11.028092	12.855886	16.57%	7,335	2004
	7.559296	11.028092	45.89%	8,102	2003
	11.620449	7.559296	-34.95%	9,068	2002
	16.482534	11.620449	-29.50%	22,334	2001
	20.579437	16.482534	-19.91%	28,615	2000
	12.739606	20.579437	61.54%	42,065	1999
	10.000000	12.739606	27.40%	3	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.601078	14.772705	17.23%	3,802	2006
	10.859830	12.601078	16.03%	4,030	2005
	9.579453	10.859830	13.37%	4,461	2004
	7.285009	9.579453	31.50%	7,014	2003
	9.206014	7.285009	-20.87%	9,029	2002
	11.989196	9.206014	-23.21%	31,201	2001
	16.374564	11.989196	-26.78%	46,141	2000
	10.801619	16.374564	51.29%	324,270	1999
	10.000000	10.801619	8.02%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.542340	17.148631	17.92%	42,615	2006
	13.610120	14.542340	6.85%	43,643	2005
	12.371997	13.610120	10.01%	47,890	2004
	10.004585	12.371997	23.66%	59,293	2003
	13.167262	10.004585	-24.02%	76,370	2002
	13.203287	13.167262	-0.27%	93,872	2001
	12.269490	13.203287	7.61%	100,945	2000
	11.688738	12.269490	4.97%	41,592	1999
	10.000000	11.688738	16.89%	25	1998*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.223234	14.947780	13.04%	246,690	2006
	12.480627	13.223234	5.95%	272,374	2005
	10.364013	12.480627	20.42%	388,384	2004
	7.613403	10.364013	36.13%	373,575	2003
	10.000000	7.613403	-23.87%	78,616	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.351504	11.168633	7.89%	228,859	2006
	10.111287	10.351504	2.38%	299,218	2005
	9.635655	10.111287	4.94%	479,568	2004
	7.739942	9.635655	24.49%	517,520	2003
	11.025487	7.739942	-29.80%	597,585	2002
	14.414394	11.025487	-23.51%	770,125	2001
	16.397708	14.414394	-12.10%	794,428	2000
	12.758878	16.397708	28.52%	267,898	1999
	10.000000	12.758878	27.59%	3,023	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.605780	14.385200	14.12%	3,437,429	2006
	12.186711	12.605780	3.44%	3,986,409	2005
	11.148445	12.186711	9.31%	4,780,486	2004
	8.790442	11.148445	26.82%	5,185,679	2003
	11.460136	8.790442	-23.30%	5,523,412	2002
	13.209188	11.460136	-13.24%	6,231,637	2001
	14.736468	13.209188	-10.36%	5,480,063	2000
	12.367188	14.736468	19.16%	2,643,256	1999
	10.000000	12.367188	23.67%	29,704	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.465876	14.346155	15.08%	454,697	2006
	12.087664	12.465876	3.13%	577,065	2005
	11.646776	12.087664	3.79%	707,308	2004
	9.728623	11.646776	19.72%	906,739	2003
	11.823034	9.728623	-17.71%	767,694	2002
	13.195948	11.823034	-10.40%	803,464	2001
	13.442893	13.195948	-1.84%	644,953	2000
	12.207586	13.442893	10.12%	375,791	1999
	10.000000	12.207586	22.08%	3,300	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.312388	3.12%	7,901	2006*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.044103	13.423384	2.91%	1,339,470	2006
	13.033001	13.044103	0.09%	1,880,752	2005
	12.730457	13.033001	2.38%	2,165,089	2004
	12.313044	12.730457	3.39%	2,970,535	2003
	11.401464	12.313040	8.00%	3,228,418	2002
	10.684388	11.401464	6.71%	2,254,148	2001
	9.790385	10.684388	9.13%	924,949	2000
	10.000000	9.790385	-2.10%	93,080	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.144659	17.968073	18.64%	2,600,880	2006
	14.493567	15.144659	4.49%	3,129,168	2005
	13.170455	14.493567	10.05%	3,750,760	2004
	10.236736	13.170455	28.66%	4,198,863	2003
	12.483021	10.236736	-17.99%	3,759,981	2002
	13.313013	12.483021	-6.23%	3,313,379	2001
	12.440601	13.313013	7.01%	2,161,872	2000
	11.850451	12.440601	4.98%	927,286	1999
	10.000000	11.850451	18.50%	4,750	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.151083	12.813873	5.45%	1,749,896	2006
	11.638000	12.151083	4.41%	2,222,758	2005
	11.407069	11.638000	2.02%	2,985,658	2004
	8.695091	11.407069	31.19%	3,893,831	2003
	12.608518	8.695091	-31.04%	4,193,087	2002
	15.512519	12.608518	-18.72%	5,367,579	2001
	17.653733	15.512519	-12.13%	4,474,920	2000
	13.015101	17.653733	35.64%	1,970,612	1999
	10.000000	13.015101	30.15%	10,429	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.382924	11.405362	9.85%	1,486,098	2006
	10.250064	10.382924	1.30%	2,014,138	2005
	9.477262	10.250064	8.15%	2,623,468	2004
	7.554754	9.477262	25.45%	4,691,548	2003
	7.379494	7.554754	2.37%	2,584,236	2002
	8.478210	7.379494	-12.96%	1,809,746	2001
	11.087928	8.478210	-23.54%	1,428,006	2000
	10.384114	11.087928	6.78%	2,068,984	1999
	10.000000	10.384114	3.84%	2,242	1998*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.499246	16.896770	16.54%	295,835	2006
	12.334722	14.499246	17.55%	364,353	2005
	11.000744	12.334722	12.13%	414,556	2004
	7.775040	11.000744	41.49%	502,898	2003
	9.879361	7.775040	-21.30%	658,946	2002
	12.702222	9.879361	-22.22%	1,245,153	2001
	15.900927	12.702222	-20.12%	976,921	2000
	11.296846	15.900927	40.76%	542,691	1999
	10.000000	11.296846	12.97%	4,196	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.424335	16.809880	16.54%	483,381	2006
	12.275838	14.424335	17.50%	630,854	2005
	10.947388	12.275838	12.13%	685,014	2004
	7.734738	10.947388	41.54%	553,471	2003
	10.000000	7.734738	-22.65%	267,256	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.417343	20.305885	10.25%	2,698,137	2006
	15.952706	18.417343	15.45%	2,988,619	2005
	13.999044	15.952706	13.96%	2,846,511	2004
	11.039054	13.999044	26.81%	2,623,187	2003
	12.335838	11.039050	-10.51%	2,860,206	2002
	14.247834	12.335838	-13.42%	2,560,723	2001
	15.457984	14.247834	-7.83%	2,464,577	2000
	12.602507	15.457984	22.66%	1,033,897	1999
	10.000000	12.602507	26.03%	12,360	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.536126	10.857668	3.05%	315,622	2006
	10.446445	10.536126	0.86%	277,105	2005
	10.135570	10.446445	3.07%	260,114	2004
	10.000000	10.135570	1.36%	127,064	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.944414	10.346265	4.04%	249,258	2006
	9.245533	9.944414	7.56%	275,861	2005
	8.740750	9.245533	5.78%	352,180	2004
	6.823011	8.740750	28.11%	456,212	2003
	8.844341	6.823011	-22.85%	599,897	2002
	10.463173	8.844341	-15.47%	744,505	2001
	12.785954	10.463173	-18.17%	831,500	2000
	12.421717	12.785954	2.93%	708,815	1999
	10.000000	12.421717	24.22%	2,339	1998*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.863182	-1.37%	249,682	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.252038	15.214228	14.81%	117,172	2006
	13.078442	13.252038	1.33%	237,304	2005
	11.612918	13.078442	12.62%	222,842	2004
	7.448995	11.612918	55.90%	354,501	2003
	10.000000	7.448995	-25.51%	104,063	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.383035	-6.17%	62,767	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.519576	5.20%	8,455	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.539579	5.40%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.559747	5.60%	3,229	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.126930	11.27%	379,194	2006*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.164026	1.64%	123,976	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.676971	6.77%	58,096	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.865204	8.65%	11,057	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.456863	4.57%	126,814	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.293683	14.192075	15.44%	332,138	2006
	11.393010	12.293683	7.91%	524,791	2005
	10.000000	11.393010	13.93%	253,779	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.044709	8.673028	7.81%	954,051	2006
	7.233815	8.044709	11.21%	1,249,001	2005
	6.206483	7.233815	16.55%	1,553,666	2004
	5.224689	6.206483	18.79%	1,959,393	2003
	6.290120	5.224689	-16.94%	2,427,101	2002
	8.145127	6.290120	-22.72%	3,326,994	2001
	10.000000	8.145127	-18.55%	3,201,547	2000*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.728118	3.971844	6.54%	436,999	2006
	3.382577	3.728118	10.22%	559,788	2005
	3.404379	3.382577	-0.64%	736,437	2004
	2.352398	3.404379	44.72%	981,046	2003
	4.030994	2.352398	-41.64%	1,284,653	2002
	6.509446	4.030994	-38.07%	3,050,682	2001
	10.000000	6.509446	-34.91%	2,408,388	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.306670	12.058365	6.65%	54,908	2006
	10.279283	11.306670	9.99%	60,349	2005
	10.317923	10.279283	-0.37%	122,486	2004
	7.097740	10.317923	45.37%	101,800	2003
	10.000000	7.097740	-29.02%	64,729	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.520392	17.010398	9.60%	8,663	2006
	14.162874	15.520392	9.59%	5,327	2005
	12.203564	14.162874	16.06%	47,738	2004
	10.000000	12.203564	22.04%	2,495	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.224320	13.395624	45.22%	760,515	2006
	7.075935	9.224320	30.36%	935,163	2005
	6.034263	7.075935	17.26%	1,112,031	2004
	4.539769	6.034263	32.92%	1,464,289	2003
	6.189198	4.539769	-26.65%	1,958,619	2002
	8.181886	6.189198	-24.35%	3,768,139	2001
	10.000000	8.181886	-18.18%	3,150,414	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.752110	22.895495	45.35%	438,386	2006
	12.076286	15.752110	30.44%	292,581	2005
	10.296399	12.076286	17.29%	275,571	2004
	7.745526	10.296399	32.93%	299,904	2003
	10.000000	7.745526	-22.54%	270,052	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.998849	10.294293	2.95%	1,137,130	2006
	9.975981	9.998849	0.23%	777,745	2005
	10.019076	9.975981	-0.43%	771,596	2004
	10.000000	10.019076	0.19%	388,918	2003*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.072036	10.72%	260,416	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.739699	-2.60%	1,778	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	15.753152	17.646698	12.02%	231,805	2006
	14.709611	15.753152	7.09%	316,921	2005
	12.855226	14.709611	14.43%	409,273	2004
	9.874844	12.855226	30.18%	477,687	2003
	13.589004	9.874844	-27.33%	490,333	2002
	13.965623	13.589004	-2.70%	642,504	2001
	13.976229	13.965623	-0.08%	410,175	2000
	12.307946	13.976229	13.55%	266,985	1999
	10.000000	12.307946	23.08%	29	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.275144	2.75%	17,620	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.177503	18.332606	13.32%	394,677	2006
	14.395278	16.177503	12.38%	503,461	2005
	12.527159	14.395278	14.91%	622,337	2004
	9.900112	12.527159	26.54%	755,470	2003
	14.181298	9.900112	-30.19%	740,362	2002
	19.049729	14.181298	-25.56%	921,742	2001
	20.834304	19.049729	-8.57%	940,721	2000
	13.702754	20.834304	52.04%	237,451	1999
	10.000000	13.702754	37.03%	1,744	1998*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.426857	18.217005	10.90%	590,785	2006
	14.084147	16.426857	16.63%	759,376	2005
	11.981613	14.084147	17.55%	491,297	2004
	8.977079	11.981613	33.47%	512,201	2003
	11.978104	8.977079	-25.05%	391,586	2002
	12.477284	11.978104	-4.00%	392,485	2001
	12.539993	12.477284	-0.50%	356,507	2000
	11.821068	12.539993	6.08%	175,689	1999
	10.000000	11.821068	18.21%	2,787	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.186883	1.87%	101,550	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.922729	13.394228	12.34%	37,665	2006
	11.292761	11.922729	5.58%	24,380	2005
	10.000000	11.292761	12.93%	10,161	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.472825	4.73%	205,647	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.454871	4.55%	144,229	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.755666	7.56%	225,261	2006*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.281776	2.82%	160,013	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.616913	14.880516	9.28%	378,655	2006
	13.461410	13.616913	1.16%	604,478	2005
	12.375393	13.461410	8.78%	2,177,370	2004
	10.244088	12.375393	20.81%	2,237,026	2003
	10.044539	10.244088	1.99%	1,894,472	2002
	9.755865	10.044539	2.96%	1,162,748	2001
	10.764664	9.755865	-9.37%	309,375	2000
	10.558563	10.764664	1.95%	156,778	1999
	10.000000	10.558563	5.59%	1,173	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.456788	11.426670	9.28%	1,610,469	2006
	10.000000	10.456788	4.57%	1,261,068	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.397252	23.500696	35.08%	1,696	2006
	13.275190	17.397252	31.05%	3,451	2005
	11.128016	13.275190	19.30%	3,698	2004
	6.815122	11.128016	63.28%	8,385	2003
	8.137235	6.815122	-16.25%	12,050	2002
	8.686950	8.137235	-6.33%	102,549	2001
	10.000000	8.686950	-13.13%	77	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.173227	25.885813	35.01%	238,201	2006
	14.628417	19.173227	31.07%	284,159	2005
	12.261030	14.628417	19.31%	195,935	2004
	7.511024	12.261030	63.24%	187,507	2003
	10.000000	7.511024	-24.89%	46,964	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.153905	17.882273	35.95%	117,521	2006
	12.503205	13.153905	5.20%	71,732	2005
	9.738560	12.503205	28.39%	87,413	2004
	7.938080	9.738560	22.68%	38,059	2003
	10.000000	7.938080	-20.62%	2,309	2002*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.101683	19.837629	31.36%	171,997	2006
	11.741561	15.101683	28.62%	98,805	2005
	10.392529	11.741561	12.98%	59,954	2004
	7.772433	10.392529	33.71%	38,163	2003
	6.500996	7.772433	-22.28%	20,076	2002
	9.222891	6.500996	-29.51%	24,662	2001
	10.000000	9.222891	-7.77%	3,925	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.237138	16.463710	24.38%	46,767	2006
	11.226453	13.237138	17.91%	55,280	2005
	9.823812	11.226453	14.28%	71,751	2004
	7.307866	9.823812	34.43%	89,570	2003
	9.913802	7.307866	-26.29%	141,191	2002
	12.359900	9.913802	-19.79%	315,347	2001
	14.267173	12.359900	-13.37%	257,370	2000
	11.747364	14.267173	21.45%	131,977	1999
	10.000000	11.747364	17.47%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.293047	22.739391	24.31%	75,386	2006
	15.514347	18.293047	17.91%	59,530	2005
	13.575979	15.514347	14.28%	23,070	2004
	10.000000	13.575979	35.76%	16,621	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.072291	12.279792	10.91%	734,057	2006
	10.928545	11.072291	1.32%	960,213	2005
	10.195536	10.928545	7.19%	1,049,648	2004
	8.714584	10.195536	16.99%	1,073,767	2003
	10.059016	8.714584	-13.37%	925,777	2002
	10.570325	10.059016	-4.84%	913,987	2001
	10.735723	10.570325	-1.54%	629,982	2000
	10.772545	10.735723	-0.34%	198,591	1999
	10.000000	10.772545	7.73%	844	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.526190	15.832320	1.97%	237,194	2006
	14.537994	15.526190	6.80%	346,746	2005
	12.973972	14.537994	12.06%	404,880	2004
	9.780139	12.973972	32.66%	504,466	2003
	14.838618	9.780139	-34.09%	569,194	2002
	16.846010	14.838618	-11.92%	543,093	2001
	20.338511	16.846010	-17.17%	361,192	2000
	10.000000	20.338511	103.39%	38,228	1999*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.134444	33.763890	15.89%	578,547	2006
	28.608182	29.134444	1.84%	712,359	2005
	24.685368	28.608182	15.89%	962,750	2004
	15.928613	24.685368	54.98%	1,158,751	2003
	22.134881	15.928613	-28.04%	1,246,122	2002
	17.466310	22.134881	26.73%	1,305,574	2001
	15.896867	17.466310	9.87%	647,487	2000
	12.586199	15.896867	26.30%	221,427	1999
	10.000000	12.586199	25.86%	3,627	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.182239	27.876127	10.70%	745,503	2006
	22.692159	25.182239	10.97%	931,725	2005
	19.296948	22.692159	17.59%	1,053,224	2004
	13.850506	19.296948	39.32%	1,154,936	2003
	16.957444	13.850506	-18.32%	1,335,391	2002
	18.398225	16.957444	-7.83%	1,648,019	2001
	17.099098	18.398225	7.60%	916,002	2000
	12.016781	17.099098	42.29%	643,635	1999
	10.000000	12.016781	20.17%	3	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.205685	19.268006	18.90%	72,219	2006
	14.753814	16.205685	9.84%	26,238	2005
	12.328333	14.753814	19.67%	27,714	2004
	8.820856	12.328333	39.76%	19,219	2003
	10.000000	8.820856	-11.79%	20,185	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	13.027297	13.219210	1.47%	88,073	2006
	12.160698	13.027297	7.13%	169,706	2005
	11.413172	12.160698	6.55%	131,546	2004
	8.445947	11.413172	35.13%	87,688	2003
	10.000000	8.445947	-15.54%	30,246	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.981873	3.275240	9.84%	14,582	2006
	3.033668	2.981873	-1.71%	77,630	2005
	2.943564	3.033668	3.06%	77,647	2004
	1.919236	2.943564	53.37%	91,833	2003
	3.395066	1.919236	-43.47%	109,735	2002
	6.000048	3.395066	-43.42%	263,235	2001
	10.000000	6.000048	-40.00%	12,804	2000*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.073816	12.153858	9.75%	51,082	2006
	11.265699	11.073816	-1.70%	49,958	2005
	10.934690	11.265699	3.03%	73,264	2004
	7.131516	10.934690	53.33%	72,808	2003
	10.000000	7.131516	-28.68%	51,674	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	13.303332	13.583305	2.10%	1,905,194	2006
	13.038934	13.303332	2.03%	2,169,251	2005
	12.780385	13.038934	2.02%	2,564,169	2004
	12.681945	12.780385	0.78%	3,639,856	2003
	11.565612	12.681945	9.65%	5,225,533	2002
	10.914977	11.565612	5.96%	3,831,848	2001
	9.816007	10.914977	11.20%	2,634,608	2000
	10.174058	9.816007	-3.52%	1,189,269	1999
	10.000000	10.174058	1.74%	1,182	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.833425	7.168076	4.90%	148,574	2006
	6.494037	6.833425	5.23%	194,065	2005
	6.077202	6.494037	6.86%	239,555	2004
	4.633836	6.077202	31.15%	318,595	2003
	6.580071	4.633836	-29.58%	423,119	2002
	9.268169	6.580071	-29.00%	593,660	2001
	12.767993	9.268169	-27.41%	557,986	2000
	12.392954	12.767993	3.03%	480,900	1999
	10.000000	12.392954	23.93%	2,759	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.181789	11.728967	4.89%	408,314	2006
	10.954966	11.181789	2.07%	502,674	2005
	10.595099	10.954966	3.40%	618,704	2004
	9.938018	10.595099	6.61%	634,001	2003
	10.000000	9.938018	-0.62%	304,523	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.706575	12.540694	7.13%	549,827	2006
	11.339678	11.706575	3.24%	687,783	2005
	10.710627	11.339678	5.87%	716,716	2004
	9.534557	10.710627	12.33%	647,159	2003
	10.000000	9.534557	-4.65%	373,572	2002*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.075166	13.285144	10.02%	1,127,049	2006
	11.601416	12.075166	4.08%	1,226,568	2005
	10.720050	11.601416	8.22%	1,211,494	2004
	9.037949	10.720050	18.61%	924,996	2003
	10.000000	9.037949	-9.62%	792,009	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.593401	14.251945	13.17%	513,363	2006
	11.904051	12.593401	5.79%	594,687	2005
	10.748772	11.904051	10.75%	449,390	2004
	8.590418	10.748772	25.13%	358,022	2003
	10.000000	8.590418	-14.10%	218,737	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.895102	14.889933	15.47%	216,197	2006
	12.092189	12.895102	6.64%	216,428	2005
	10.733522	12.092189	12.66%	134,449	2004
	8.238400	10.733522	30.29%	79,734	2003
	10.000000	8.238400	-17.62%	30,145	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	13.941758	15.139679	8.59%	285,714	2006
	12.857985	13.941758	8.43%	488,071	2005
	11.283480	12.857985	13.95%	531,177	2004
	8.149536	11.283480	38.46%	632,154	2003
	13.096398	8.149536	-37.77%	562,544	2002
	19.022019	13.096398	-31.15%	548,573	2001
	22.750997	19.022019	-16.39%	584,573	2000
	12.463581	22.750997	82.54%	154,804	1999
	10.000000	12.463581	24.64%	0	1998*

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.297619	11.668105	3.28%	2,927,858	2006
	11.137309	11.297619	1.44%	3,619,577	2005
	11.181852	11.137309	-0.40%	3,868,076	2004
	11.247296	11.181852	-0.58%	5,474,622	2003
	11.247642	11.247296	0.00%	15,980,726	2002
	10.989031	11.247642	2.35%	31,961,986	2001
	10.489614	10.989031	4.76%	22,585,655	2000
	10.126097	10.489614	3.59%	5,999,270	1999
	10.000000	10.126097	1.26%	48,756	1998*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.872852	13.667394	-1.48%	109,223	2006
	12.537575	13.872852	10.65%	148,585	2005
	11.285270	12.537575	11.10%	89,579	2004
	7.495072	11.285270	50.57%	227,686	2003
	10.000000	7.495072	-25.02%	40,237	2002*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.875421	8.75%	5,777	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.153613	22.016277	21.28%	487,073	2006
	16.397022	18.153613	10.71%	398,762	2005
	13.800078	16.397022	18.82%	247,808	2004
	10.000000	13.800078	38.00%	25,231	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.915733	24.880577	8.57%	674,837	2006
	20.689986	22.915733	10.76%	790,374	2005
	18.094597	20.689986	14.34%	875,991	2004
	13.601153	18.094597	33.04%	952,793	2003
	16.253946	13.601153	-16.32%	847,029	2002
	16.670157	16.253646	-2.50%	774,456	2001
	14.644558	16.670157	13.83%	500,113	2000
	12.257790	14.644558	19.47%	61,967	1999
	10.000000	12.257790	22.58%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.616582	14.164409	12.27%	530,479	2006
	11.884933	12.616582	6.16%	631,200	2005
	10.960481	11.884933	8.43%	907,235	2004
	8.699902	10.960481	25.98%	964,308	2003
	10.654646	8.699902	-18.35%	964,022	2002
	12.230458	10.654646	-12.88%	1,127,792	2001
	12.646339	12.230458	-3.29%	1,021,191	2000
	11.968910	12.646339	5.66%	713,183	1999
	10.000000	11.968910	19.69%	2,684	1998*

NVIT NVIT Nationwide Leaders® Fund: Class III - Q/NQ	14.496573	16.632451	14.73%	83,793	2006
	13.302006	14.496573	8.98%	41,017	2005
	11.335649	13.302006	17.35%	20,785	2004
	9.135134	11.335649	24.09%	31,842	2003
	10.000000	9.135134	-8.65%	75,895	2002*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.289836	14.074146	14.52%	310,960	2006
	11.931935	12.289836	3.00%	377,848	2005
	10.278230	11.931935	16.09%	520,577	2004
	7.914998	10.278230	29.86%	220,375	2003
	10.702140	7.914998	-26.04%	211,589	2002
	12.331560	10.702140	-13.21%	219,542	2001
	13.963829	12.331560	-11.69%	242,410	2000
	11.927845	13.963829	17.07%	36,537	1999
	10.000000	11.927845	19.28%	1,552	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.081135	14.585737	3.58%	766,664	2006
	13.947624	14.081135	0.96%	947,362	2005
	13.251194	13.947624	5.26%	821,863	2004
	11.962673	13.251194	10.77%	863,477	2003
	11.293959	11.962673	5.92%	1,268,863	2002
	10.972282	11.293959	2.93%	810,790	2001
	10.510552	10.972282	4.39%	752,806	2000
	10.475252	10.510552	0.34%	319,555	1999
	10.000000	10.475252	4.75%	1,706	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.586311	16.623801	6.66%	785,563	2006
	15.009784	15.586311	3.84%	1,062,887	2005
	14.206657	15.009784	5.65%	1,332,157	2004
	10.981083	14.206657	29.37%	1,418,068	2003
	15.196200	10.981083	-27.74%	1,573,111	2002
	17.594890	15.196200	-13.63%	1,706,049	2001
	17.848621	17.594890	-1.42%	1,264,215	2000
	12.752843	17.848621	39.96%	340,977	1999
	10.000000	12.752843	27.53%	2,544	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.960386	13.907967	16.28%	1,078,241	2006
	10.590024	11.960386	12.94%	1,375,615	2005
	8.994884	10.590024	17.73%	1,626,012	2004
	6.365520	8.994884	41.31%	2,029,238	2003
	8.274485	6.365520	-23.07%	4,057,283	2002
	9.521827	8.274485	-13.10%	2,345,578	2001
	10.000000	9.521827	-4.78%	481,891	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.942389	22.026248	16.28%	865,041	2006
	16.767687	18.942389	12.97%	878,812	2005
	14.238187	16.767687	17.77%	751,092	2004
	10.000000	14.238187	42.38%	516,572	2003*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.523389	5.23%	97,595	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.293323	15.107682	13.65%	972,356	2006
	12.695602	13.293323	4.71%	1,233,955	2005
	11.739303	12.695602	8.15%	1,443,952	2004
	9.376475	11.739303	25.20%	1,626,803	2003
	11.687410	9.376475	-19.77%	1,620,772	2002
	13.168121	11.687410	-11.24%	1,708,365	2001
	14.609212	13.168121	-9.86%	1,567,021	2000
	12.149185	14.609212	20.25%	456,564	1999
	10.000000	12.149185	21.49%	2,746	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.014381	0.14%	55,793	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.279198	16.559762	1.72%	287,819	2006
	14.668150	16.279198	10.98%	462,444	2005
	12.394931	14.668150	18.34%	432,646	2004
	9.989064	12.394931	24.09%	492,433	2003
	14.001802	9.989064	-28.66%	504,990	2002
	20.620784	14.001802	-32.10%	711,960	2001
	23.512658	20.620784	-12.30%	817,893	2000
	12.961315	23.512658	81.41%	773,085	1999
	10.000000	12.961315	29.61%	1,430	1998*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.557976	5.58%	165,365	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	11.005533	10.06%	82,865	2006*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.259198	2.59%	21,964	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.416914	4.17%	7,681	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.681058	31.400371	9.48%	46,734	2006
	25.860301	28.681058	10.91%	69,016	2005
	23.781464	25.860301	8.74%	108,234	2004
	18.824701	23.781464	26.33%	357,141	2003
	17.444590	18.824700	7.91%	303,530	2002
	16.037786	17.444590	8.77%	102,752	2001
	14.572201	16.037786	10.06%	150,694	2000
	11.400149	14.572201	27.82%	32,833	1999
	10.000000	11.400149	14.00%	593	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.002873	8.640454	7.97%	132,978	2006
	6.889420	8.002873	16.16%	150,420	2005
	5.734597	6.889420	20.14%	93,011	2004
	4.094230	5.734597	40.07%	116,690	2003
	6.019598	4.094230	-31.98%	72,910	2002
	8.620055	6.019598	-30.17%	115,297	2001
	10.000000	8.620055	-13.80%	198,532	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	29.222137	39.857439	36.39%	629,352	2006
	25.267437	29.222137	15.65%	696,783	2005
	18.750068	25.267437	34.76%	916,892	2004
	13.800701	18.750068	35.86%	937,267	2003
	14.079160	13.800701	-1.98%	941,192	2002
	12.974262	14.079160	8.52%	774,631	2001
	12.479280	12.974262	3.97%	548,587	2000

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.631833	43.595964	37.82%	61,195	2006
	24.254218	31.631833	30.42%	83,214	2005
	19.499977	24.254218	24.38%	106,213	2004
	12.800242	19.499977	52.34%	284,783	2003
	13.343009	12.800242	-4.07%	472,356	2002
	13.755231	13.343009	-3.00%	272,169	2001
	23.947713	13.755231	-42.56%	221,890	2000
	12.101814	23.947713	97.89%	172,512	1999
	10.000000	12.101814	21.02%	2,036	1998*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.451145	22.680384	37.87%	160,762	2006
	12.626866	16.451145	30.29%	163,746	2005
	10.000000	12.626866	26.27%	65,192	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	31.116907	38.274579	23.00%	85,008	2006
	20.764275	31.116907	49.86%	102,954	2005
	16.917457	20.764275	22.74%	155,325	2004
	11.826254	16.917457	43.05%	213,327	2003
	12.319065	11.826254	-4.00%	130,380	2002
	13.923943	12.319065	-11.53%	114,671	2001
	12.649846	13.923943	10.07%	81,053	2000
	10.581149	12.649846	19.55%	61,589	1999
	10.000000	10.581149	5.81%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.701377	23.011470	23.05%	235,127	2006
	12.483933	18.701377	49.80%	260,426	2005
	10.000000	12.483933	24.84%	152,210	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.358519	12.593862	10.88%	915,716	2006
	10.655882	11.358519	6.59%	1,231,201	2005
	9.123015	10.655882	16.80%	1,536,221	2004
	6.739605	9.123015	35.36%	1,967,587	2003
	9.321492	6.739605	-27.70%	2,163,624	2002
	9.776003	9.321492	-4.65%	1,880,772	2001
	10.000000	9.776003	-2.24%	515,567	2000*

70

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.121454	15.503610	9.79%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.245580	13.655678	3.10%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.620304	13.132093	13.01%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.995371	11.376616	13.82%	0	2006
	9.827333	9.995371	1.71%	0	2005
	8.947766	9.827333	9.83%	0	2004
	7.116360	8.947766	25.74%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.241008	11.231099	21.54%	0	2006
	8.393853	9.241008	10.09%	0	2005
	7.514167	8.393853	11.71%	0	2004
	6.208685	7.514167	21.03%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.851178	14.403384	21.54%	0	2006
	10.779379	11.851178	9.94%	0	2005
	9.636553	10.779379	11.86%	0	2004
	7.962331	9.636553	21.03%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	10.945504	9.46%	0	2006*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.229986	9.618479	-5.98%	0	2006
	10.300726	10.229986	-0.69%	0	2005
	9.575173	10.300726	7.58%	0	2004
	7.886974	9.575173	21.40%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.854772	14.826859	15.34%	0	2006
	12.590186	12.854772	2.10%	0	2005
	11.328947	12.590186	11.13%	0	2004
	9.037739	11.328947	25.35%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.447064	-5.53%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.285066	10.156560	-1.25%	0	2006
	10.417725	10.285066	-1.27%	0	2005
	10.129239	10.417725	2.85%	0	2004
	10.000000	10.129239	1.29%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.752652	10.732111	10.04%	0	2006
	8.638111	9.752652	12.90%	0	2005
	7.531926	8.638111	14.69%	0	2004
	5.247651	7.531926	43.53%	0	2003

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.033538	12.726180	15.34%	0	2006
	9.664903	11.033538	14.16%	0	2005
	8.665694	9.664903	11.53%	0	2004
	6.698466	8.665694	29.37%	0	2003

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	9.836920	11.412636	16.02%	0	2006
	9.357385	9.836920	5.12%	0	2005
	8.646105	9.357385	8.23%	0	2004
	7.106621	8.646105	21.66%	0	2003

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.455279	13.852287	11.22%	0	2006
	11.948645	12.455279	4.24%	0	2005
	10.085497	11.948645	18.47%	0	2004
	7.530557	10.085497	33.93%	0	2003

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.248388	7.694269	6.15%	0	2006
	7.196386	7.248388	0.72%	0	2005
	6.970741	7.196386	3.24%	0	2004
	5.691372	6.970741	22.48%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.232631	10.365796	12.27%	0	2006
	9.072170	9.232631	1.77%	0	2005
	8.435823	9.072170	7.54%	0	2004
	6.760911	8.435823	24.77%	0	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.005763	10.196819	13.23%	0	2006
	8.875845	9.005763	1.46%	0	2005
	8.692839	8.875845	2.11%	0	2004
	7.380586	8.692839	17.78%	0	2003

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.201373	2.01%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.045689	11.183290	1.25%	0	2006
	11.217473	11.045689	-1.53%	0	2005
	11.137438	11.217473	0.72%	0	2004
	10.949614	11.137438	1.72%	0	2003

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.555716	12.321441	16.73%	0	2006
	10.267675	10.555716	2.81%	0	2005
	9.483867	10.267675	8.26%	0	2004
	7.492527	9.483867	26.58%	0	2003

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.767612	8.058978	3.75%	0	2006
	7.561699	7.767612	2.72%	0	2005
	7.533675	7.561699	0.37%	0	2004
	5.836965	7.533675	29.07%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.770806	12.721185	8.07%	0	2006
	11.810921	11.770806	-0.34%	0	2005
	11.100132	11.810921	6.40%	0	2004
	8.993929	11.100132	23.42%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.929475	12.531063	14.65%	0	2006
	9.450375	10.929475	15.65%	0	2005
	8.567007	9.450375	10.31%	0	2004
	6.154443	8.567007	39.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.586552	15.577878	14.66%	0	2006
	11.752519	13.586552	15.61%	0	2005
	10.653140	11.752519	10.32%	0	2004
	7.650567	10.653140	39.25%	0	2003

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	13.109309	14.220172	8.47%	0	2006
	11.541243	13.109309	13.59%	0	2005
	10.294495	11.541243	12.11%	0	2004
	8.251275	10.294495	24.76%	0	2003

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.087380	10.227336	1.39%	0	2006
	10.165687	10.087380	-0.77%	0	2005
	10.025521	10.165687	1.40%	0	2004
	10.000000	10.025521	0.26%	0	2003*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.533740	9.758739	2.36%	0	2006
	9.009154	9.533740	5.82%	0	2005
	8.657465	9.009154	4.06%	0	2004
	6.869092	8.657465	26.04%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.756903	-2.43%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.482441	14.099296	12.95%	0	2006
	12.521060	12.482441	-0.31%	0	2005
	11.300946	12.521060	10.80%	0	2004
	7.367940	11.300946	53.38%	0	2003

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.281768	-7.18%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.406328	4.06%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.426103	4.26%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.446041	4.46%	0	2006*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.054554	0.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.561925	5.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.748209	7.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.344284	3.44%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.965440	13.590150	13.58%	0	2006
	11.270726	11.965440	6.16%	0	2005
	10.000000	11.270726	12.71%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.882088	10.481825	6.07%	0	2006
	9.031765	9.882088	9.41%	0	2005
	7.876570	9.031765	14.67%	0	2004
	6.739631	7.876570	16.87%	0	2003

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	6.380763	6.688093	4.82%	0	2006
	5.884322	6.380763	8.44%	0	2005
	6.019774	5.884322	-2.25%	0	2004
	4.227960	6.019774	42.38%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.649901	11.174415	4.93%	0	2006
	9.841009	10.649901	8.22%	0	2005
	10.040652	9.841009	-1.99%	0	2004
	7.020452	10.040652	43.02%	0	2003

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.859913	16.023529	7.83%	0	2006
	13.782638	14.859913	7.82%	0	2005
	12.071324	13.782638	14.18%	0	2004
	10.000000	12.071324	20.71%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	11.519963	16.459386	42.88%	0	2006
	8.981785	11.519963	28.26%	0	2005
	7.785565	8.981785	15.36%	0	2004
	5.953600	7.785565	30.77%	0	2003

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.837361	21.217880	43.00%	0	2006
	11.561495	14.837361	28.33%	0	2005
	10.019672	11.561495	15.39%	0	2004
	7.661258	10.019672	30.78%	0	2003

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.995070	16.394070	17.14%	0	2006*

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.456536	13.767669	2.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.025580	11.049324	10.21%	0	2006
	9.515057	10.025580	5.37%	0	2005
	8.452350	9.515057	12.57%	0	2004
	6.599502	8.452350	28.08%	0	2003

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.164414	1.64%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	9.043805	10.083033	11.49%	0	2006
	8.179490	9.043805	10.57%	0	2005
	7.235163	8.179490	13.05%	0	2004
	5.811885	7.235163	24.49%	0	2003

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.093088	13.194389	9.11%	0	2006
	10.538479	12.093088	14.75%	0	2005
	9.112773	10.538479	15.65%	0	2004
	6.939885	9.112773	31.31%	0	2003

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.077130	0.77%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.604312	12.826024	10.53%	0	2006
	11.171523	11.604312	3.87%	0	2005
	10.000000	11.171523	11.72%	0	2004*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.171033	1.71%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.463071	13.399738	7.52%	0	2006
	12.522990	12.463071	-0.48%	0	2005
	11.702110	12.522990	7.01%	0	2004
	9.846069	11.702110	18.85%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.918416	23.813945	32.90%	0	2006
	13.897002	17.918416	28.94%	0	2005
	11.840925	13.897002	17.36%	0	2004
	7.370807	11.840925	60.65%	0	2003

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.060045	23.989282	32.83%	0	2006
	14.004972	18.060045	28.95%	0	2005
	11.931622	14.004972	17.38%	0	2004
	7.429260	11.931622	60.60%	0	2003

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.336759	16.500775	33.75%	0	2006
	11.918937	12.336759	3.51%	0	2005
	9.436117	11.918937	26.31%	0	2004
	7.818060	9.436117	20.70%	0	2003

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.224602	18.383846	29.24%	0	2006
	11.241007	14.224602	26.54%	0	2005
	10.113202	11.241007	11.15%	0	2004
	7.687861	10.113202	31.55%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.007543	13.469645	22.37%	0	2006
	9.488687	11.007543	16.01%	0	2005
	8.439776	9.488687	12.43%	0	2004
	6.381493	8.439776	32.25%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.514673	21.420366	22.30%	0	2006
	15.097895	17.514673	16.01%	0	2005
	13.428934	15.097895	12.43%	0	2004
	10.000000	13.428934	34.29%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.774638	10.665584	9.11%	0	2006
	9.806071	9.774638	-0.32%	0	2005
	9.298902	9.806071	5.45%	0	2004
	8.078934	9.298902	15.10%	0	2003

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	9.384246	9.414637	0.32%	0	2006
	8.931073	9.384246	5.07%	0	2005
	8.101413	8.931073	10.24%	0	2004
	6.207447	8.101413	30.51%	0	2003

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	11.854253	13.516037	14.02%	0	2006
	11.831125	11.854253	0.20%	0	2005
	10.376786	11.831125	14.02%	0	2004
	6.805760	10.376786	52.47%	0	2003

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	13.231327	14.410196	8.91%	0	2006
	12.118555	13.231327	9.18%	0	2005
	10.474920	12.118555	15.69%	0	2004
	7.641994	10.474920	37.07%	0	2003

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.199143	17.779501	16.98%	0	2006
	14.064491	15.199143	8.07%	0	2005
	11.945650	14.064491	17.74%	0	2004
	8.687538	11.945650	37.50%	0	2003

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.217841	12.197517	-0.17%	0	2006
	11.592275	12.217841	5.40%	0	2005
	11.058756	11.592275	4.82%	0	2004
	8.318204	11.058756	32.95%	0	2003

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	6.498253	7.022285	8.06%	0	2006
	6.719656	6.498253	-3.29%	0	2005
	6.627360	6.719656	1.39%	0	2004
	4.392055	6.627360	50.89%	0	2003

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.430548	11.262930	7.98%	0	2006
	10.785484	10.430548	-3.29%	0	2005
	10.640870	10.785484	1.36%	0	2004
	7.053835	10.640870	50.85%	0	2003

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	11.121681	11.172362	0.46%	0	2006
	11.079571	11.121681	0.38%	0	2005
	11.038626	11.079571	0.37%	0	2004
	11.133937	11.038626	-0.86%	0	2003

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	8.214083	8.477163	3.20%	0	2006
	7.934219	8.214083	3.53%	0	2005
	7.547142	7.934219	5.13%	0	2004
	5.849234	7.547142	29.03%	0	2003

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.487114	10.822672	3.20%	0	2006
	10.443029	10.487114	0.42%	0	2005
	10.266218	10.443029	1.72%	0	2004
	9.788002	10.266218	4.89%	0	2003

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.979319	11.571698	5.40%	0	2006
	10.809764	10.979319	1.57%	0	2005
	10.378140	10.809764	4.16%	0	2004
	9.390578	10.378140	10.52%	0	2003

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.325043	12.258669	8.24%	0	2006
	11.059287	11.325043	2.40%	0	2005
	10.387269	11.059287	6.47%	0	2004
	8.901427	10.387269	16.69%	0	2003

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.811103	13.150794	11.34%	0	2006
	11.347783	11.811103	4.08%	0	2005
	10.415083	11.347783	8.96%	0	2004
	8.460596	10.415083	23.10%	0	2003

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.094067	13.739493	13.61%	0	2006
	11.527106	12.094067	4.92%	0	2005
	10.400290	11.527106	10.83%	0	2004
	8.113853	10.400290	28.18%	0	2003

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	7.746072	8.275772	6.84%	0	2006
	7.261126	7.746072	6.68%	0	2005
	6.476852	7.261126	12.11%	0	2004
	4.754819	6.476852	36.22%	0	2003

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.407511	9.559098	1.61%	0	2006
	9.426258	9.407511	-0.20%	0	2005
	9.619743	9.426258	-2.01%	0	2004
	9.835321	9.619743	-2.19%	0	2003

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.011117	12.611299	-3.07%	0	2006
	11.951732	13.011117	8.86%	0	2005
	10.934993	11.951732	9.30%	0	2004
	7.381729	10.934993	48.14%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.381100	20.739088	19.32%	0	2006
	15.956891	17.381100	8.93%	0	2005
	13.650576	15.956891	16.90%	0	2004
	10.000000	13.650576	36.51%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.825652	13.700429	6.82%	0	2006
	11.769884	12.825652	8.97%	0	2005
	10.462838	11.769884	12.49%	0	2004
	7.993851	10.462838	30.89%	0	2003

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.201905	11.268563	10.46%	0	2006
	9.767983	10.201905	4.44%	0	2005
	9.156429	9.767983	6.68%	0	2004
	7.387404	9.156429	23.95%	0	2003

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	13.596197	15.347560	12.88%	0	2006
	12.680496	13.596197	7.22%	0	2005
	10.983801	12.680496	15.45%	0	2004
	8.997098	10.983801	22.08%	0	2003

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.664193	10.888605	12.67%	0	2006
	9.536734	9.664193	1.34%	0	2005
	8.350133	9.536734	14.21%	0	2004
	6.535958	8.350133	27.76%	0	2003

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.829718	12.055767	1.91%	0	2006
	11.909897	11.829718	-0.67%	0	2005
	11.501450	11.909897	3.55%	0	2004
	10.553935	11.501450	8.98%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	8.269931	8.677941	4.93%	0	2006
	8.094719	8.269931	2.16%	0	2005
	7.787678	8.094719	3.94%	0	2004
	6.118473	7.787678	27.28%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.488041	14.287084	14.41%	0	2006
	11.238612	12.488041	11.12%	0	2005
	9.702830	11.238612	15.83%	0	2004
	6.979355	9.702830	39.02%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.136480	20.748629	14.40%	0	2006
	16.317670	18.136480	11.15%	0	2005
	14.084003	16.317670	15.86%	0	2004
	10.000000	14.084003	40.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.410109	4.10%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.675327	10.818360	11.81%	0	2006
	9.391908	9.675327	3.02%	0	2005
	8.827365	9.391908	6.40%	0	2004
	7.166545	8.827365	23.17%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.906509	-0.93%	0	2006*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	9.526496	9.534100	0.08%	0	2006
	8.724542	9.526496	9.19%	0	2005
	7.493747	8.724542	16.42%	0	2004
	6.138481	7.493747	22.08%	0	2003

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.444295	4.44%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.887073	8.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.147379	1.47%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.304780	3.05%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.639741	17.923217	7.71%	0	2006
	15.249442	16.639741	9.12%	0	2005
	14.254376	15.249442	6.98%	0	2004
	11.468918	14.254376	24.29%	0	2003

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.092751	10.720777	6.22%	0	2006
	8.831028	10.092751	14.29%	0	2005
	7.471677	8.831028	18.19%	0	2004
	5.422078	7.471677	37.80%	0	2003

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	20.669553	27.737461	34.19%	0	2006
	18.165507	20.669553	13.78%	0	2005
	13.701696	18.165507	32.58%	0	2004
	10.250694	13.701696	33.67%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	21.141424	28.667512	35.60%	0	2006
	16.476343	21.141424	28.31%	0	2005
	13.464658	16.476343	22.37%	0	2004
	8.983679	13.464658	49.88%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.011992	21.718677	35.64%	0	2006
	12.491325	16.011992	28.18%	0	2005
	10.000000	12.491325	24.91%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	20.428335	24.721668	21.02%	0	2006
	13.855153	20.428335	47.44%	0	2005
	11.474015	13.855153	20.75%	0	2004
	8.152874	11.474015	40.74%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.202394	22.035864	21.06%	0	2006
	12.349923	18.202394	47.39%	0	2005
	10.000000	12.349923	23.50%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.504861	11.459280	9.09%	0	2006
	10.016713	10.504861	4.87%	0	2005
	8.716891	10.016713	14.91%	0	2004
	6.545443	8.716891	33.17%	0	2003

86

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2006 (the maximum variable account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contracts, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                 1-866-221-1100,  TDD 1-800-238-3035

writing:                 Nationwide Life Insurance Company
       5100 Rings Road, RR1-04-F4
       Dublin, Ohio 43017-1522

checking on-line at:                   www.waddell.com

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	14.263441	16.932234	18.71%	1,604	2006
	11.616363	14.263441	22.79%	202	2005
	10.377361	11.616363	11.94%	157	2004
	9.422201	10.377361	10.14%	99	2003
	9.233503	9.422201	2.04%	0	2002
	10.379906	9.233503	-11.04%	0	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.311806	12.429399	9.88%	413	2006
	10.902171	11.311806	3.76%	101	2005
	10.129507	10.902171	7.63%	101	2004
	8.608933	10.129507	17.66%	101	2003
	9.514063	8.608933	-9.51%	0	2002
	10.238551	9.514063	-7.08%	0	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.400171	12.771687	3.00%	762	2006
	12.350979	12.400171	0.40%	135	2005
	12.034015	12.350979	2.63%	91	2004
	11.690957	12.034015	2.93%	42	2003
	10.858121	11.690957	7.67%	0	2002
	10.226347	10.858121	6.18%	0	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.984926	10.385371	15.59%	1,965	2006
	8.342395	8.984926	7.70%	145	2005
	7.706275	8.342395	8.25%	81	2004
	6.651356	7.706275	15.86%	0	2003
	8.590536	6.651356	-22.57%	0	2002
	10.219013	8.590536	-15.94%	0	2001

87

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	12.161212	13.927831	14.53%	628	2006
	10.889524	12.161212	11.68%	0	2005
	10.000000	10.889524	8.90%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	10.000000	9.244437	-7.56%	0	2006*

W&R Target Funds - Global Natural Resources Portfolio - Q/NQ	12.269102	15.212637	23.99%	0	2006
	10.000000	12.269102	22.69%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.083547	9.426908	3.78%	160	2006
	8.265413	9.083547	9.90%	349	2005
	8.097972	8.265413	2.07%	218	2004
	6.660519	8.097972	21.58%	62	2003
	8.565867	6.660519	-22.24%	0	2002
	10.121935	8.565867	-15.37%	0	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.685516	14.909699	8.95%	31	2006
	13.507495	13.685516	1.32%	88	2005
	12.444145	13.507495	8.54%	47	2004
	10.519093	12.444145	18.30%	0	2003
	10.866781	10.519093	-3.20%	0	2002
	10.074666	10.866781	7.86%	0	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	10.083529	12.053681	19.54%	680	2006
	8.762162	10.083529	15.08%	0	2005
	7.779518	8.762162	12.63%	0	2004
	6.304344	7.779518	23.40%	0	2003
	7.796236	6.304344	-19.14%	0	2002
	10.147803	7.796236	-23.17%	0	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	13.098654	16.774794	28.07%	535	2006
	11.926028	13.098654	9.83%	0	2005
	10.000000	11.926028	19.26%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.714035	12.032341	2.72%	43	2006
	11.659844	11.714035	0.46%	43	2005
	11.614060	11.659844	0.39%	43	2004
	11.395358	11.614060	1.92%	43	2003
	10.939304	11.395358	4.17%	0	2002
	10.138630	10.939304	7.90%	0	2001

88

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	13.358941	14.817761	10.92%	0	2006
	11.186397	13.358941	19.42%	0	2005
	10.000000	11.186397	11.86%	0	2004*

W&R Target Funds - Mid Cap Growth Portfolio - Q/NQ	11.344145	12.167455	7.26%	0	2006
	10.000000	11.344145	13.44%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.272515	10.587809	3.07%	0	2006
	10.144352	10.272515	1.26%	0	2005
	10.196865	10.144352	-0.51%	0	2004
	10.267819	10.196865	-0.69%	0	2003
	10.275484	10.267819	-0.07%	0	2002
	10.040129	10.275484	2.34%	0	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.299368	10.661994	3.52%	351	2006
	10.220132	10.299368	0.78%	0	2005
	10.000000	10.220132	2.20%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	13.559914	17.428504	28.53%	237	2006
	12.382955	13.559914	9.50%	0	2005
	10.000000	12.382955	23.83%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.873008	11.588637	6.58%	923	2006
	9.386064	10.873008	15.84%	293	2005
	8.172078	9.386064	14.86%	182	2004
	6.340194	8.172078	28.89%	30	2003
	8.442316	6.340194	-24.90%	0	2002
	9.701363	8.442316	-12.98%	0	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.749111	13.233103	3.80%	447	2006
	11.430870	12.749111	11.53%	238	2005
	10.122782	11.430870	12.92%	147	2004
	7.546353	10.122782	34.14%	25	2003
	9.766240	7.546353	-22.73%	0	2002
	10.080492	9.766240	-3.12%	0	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.573723	13.361412	15.45%	310	2006
	11.247156	11.573723	2.90%	0	2005
	10.000000	11.247156	12.47%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.616841	14.570214	15.48%	96	2006
	12.228753	12.616841	3.17%	96	2005
	10.790735	12.228753	13.33%	96	2004
	8.729604	10.790735	23.61%	97	2003

89

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	14.153834	16.776691	18.53%	0	2006
	11.544564	14.153834	22.60%	0	2005
	10.328889	11.544564	11.77%	1,571	2004
	9.392441	10.328889	9.97%	0	2003
	9.218335	9.392441	1.89%	0	2002
	10.378704	9.218335	-11.18%	0	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.224846	12.315181	9.71%	0	2006
	10.834754	11.224846	3.60%	0	2005
	10.082166	10.834754	7.46%	0	2004
	8.581727	10.082166	17.48%	0	2003
	9.498424	8.581727	-9.65%	0	2002
	10.237361	9.498424	-7.22%	0	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.304866	12.654334	2.84%	0	2006
	12.274629	12.304866	0.25%	552	2005
	11.977814	12.274629	2.48%	553	2004
	11.654058	11.977814	2.78%	0	2003
	10.840295	11.654058	7.51%	0	2002
	10.225161	10.840295	6.02%	0	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.915827	10.289913	15.41%	0	2006
	8.290791	8.915827	7.54%	311	2005
	7.670241	8.290791	8.09%	1,635	2004
	6.630316	7.670241	15.68%	0	2003
	8.576410	6.630316	-22.69%	0	2002
	10.217829	8.576410	-16.06%	0	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	12.130615	13.871751	14.35%	0	2006
	10.878591	12.130615	11.51%	0	2005
	10.000000	10.878591	8.79%	667	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	10.000000	9.235115	-7.65%	0	2006*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	12.258287	15.176222	23.80%	0	2006
	10.000000	12.258287	22.58%	0	2005*

90

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.013667	9.340232	3.62%	0	2006
	8.214264	9.013667	9.73%	330	2005
	8.060111	8.214264	1.91%	2,071	2004
	6.639456	8.060111	21.40%	0	2003
	8.551777	6.639456	-22.36%	0	2002
	10.120762	8.551777	-15.50%	0	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.580319	14.772705	8.78%	0	2006
	13.424002	13.580319	1.16%	0	2005
	12.386029	13.424002	8.38%	0	2004
	10.485875	12.386029	18.12%	0	2003
	10.848937	10.485875	-3.35%	0	2002
	10.073496	10.848937	7.70%	0	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	10.005986	11.942881	19.36%	0	2006
	8.707966	10.005986	14.91	100	2005
	7.743155	8.707966	12.46%	931	2004
	6.284412	7.743155	23.21%	0	2003
	7.783412	6.284412	-19.26%	0	2002
	10.146627	7.783412	-23.29%	0	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	13.065701	16.707281	27.87%	0	2006
	11.914060	13.065701	9.67%	0	2005
	10.000000	11.914060	19.14%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.623973	11.921750	2.56%	0	2006
	11.587742	11.623973	0.31%	0	2005
	11.559798	11.587742	0.24%	0	2004
	11.359362	11.559798	1.76%	0	2003
	10.921334	11.359362	4.01%	0	2002
	10.137451	10.921334	7.73%	0	2001

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	13.325346	14.758110	10.75%	0	2006
	11.175159	13.325346	19.24%	0	2005
	10.000000	11.175159	11.75%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	11.334146	12.138313	7.10%	0	2006
	10.000000	11.334146	13.34%	0	2005*

91

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.193550	10.490512	2.91%	2,096	2006
	10.081634	10.193550	1.11%	2,096	2005
	10.149231	10.081634	-0.67%	2,096	2004
	10.235391	10.149231	-0.84%	2,096	2003
	10.258607	10.235391	-0.23%	2,096	2002
	10.038962	10.258607	2.19%	0	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.277340	10.623076	3.36%	0	2006
	10.213735	10.277340	0.62%	0	2005
	10.000000	10.213735	2.14%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	13.530925	17.364934	28.34%	0	2006
	12.375222	13.530925	9.34%	0	2005
	10.000000	12.375222	23.75%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.789405	11.482107	6.42%	0	2006
	9.328008	10.789405	15.67%	192	2005
	8.133866	9.328008	14.68%	973	2004
	6.320134	8.133866	28.70%	0	2003
	8.428424	6.320134	-25.01%	0	2002
	9.700236	8.428424	-13.11%	0	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.651061	13.111434	3.64%	0	2006
	11.360146	12.651061	11.36%	232	2005
	10.075450	11.360146	12.75%	876	2004
	7.522476	10.075450	33.94%	0	2003
	9.750175	7.522476	-22.85%	0	2002
	10.079320	9.750175	-3.27%	0	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.544597	13.307620	15.27%	0	2006
	11.235863	11.544597	2.75%	0	2005
	10.000000	11.235863	12.36%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.527720	14.445411	15.31%	0	2006
	12.160795	12.527720	3.02%	0	2005
	10.747082	12.160795	13.15%	0	2004
	8.707493	10.747082	23.42%	0	2003
	10.110263	8.707493	-13.87%	0	2002
	10.000000	10.110263	1.10%	0	2001*

92

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	14.117463	16.725131	18.47%	0	2006
	11.520707	14.117463	22.54%	0	2005
	10.312774	11.520707	11.71%	0	2004
	9.382539	10.312774	9.91%	3,396	2003
	9.213277	9.382539	1.84%	0	2002
	10.378305	9.213277	-11.23%	0	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.195965	12.277275	9.66%	0	2006
	10.812343	11.195965	3.55%	0	2005
	10.066413	10.812343	7.41%	0	2004
	8.572656	10.066413	17.42%	0	2003
	9.493209	8.572656	-9.70%	0	2002
	10.236967	9.493209	-7.27%	0	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.273207	12.615409	2.79%	0	2006
	12.249247	12.273207	0.20%	0	2005
	11.959114	12.249247	2.43%	0	2004
	11.641762	11.959114	2.73%	0	2003
	10.834346	11.641762	7.45%	0	2002
	10.224762	10.834346	5.96%	0	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.892873	10.258238	15.35%	0	2006
	8.273622	8.892873	7.48%	0	2005
	7.658251	8.273622	8.04%	0	2004
	6.623314	7.658251	15.63%	0	2003
	8.571702	6.623314	-22.73%	0	2002
	10.217435	8.571702	-16.11%	0	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	12.120427	13.853107	14.30%	0	2006
	10.874951	12.120427	11.45%	0	2005
	10.000000	10.874951	8.75%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	10.000000	9.232018	-7.68%	0	2006*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	12.254682	15.164090	23.74%	0	2006
	10.000000	12.254682	22.55%	0	2005*

93

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.990484	9.311491	3.57%	1,601	2006
	8.197271	8.990484	9.68%	1,601	2005
	8.047508	8.197271	1.86%	0	2004
	6.632425	8.047508	21.34%	0	2003
	8.547071	6.632425	-22.40%	0	2002
	10.120370	8.547071	-15.55%	0	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.545407	14.727288	8.73%	0	2006
	13.396264	13.545407	1.11%	0	2005
	12.366698	13.396264	8.33%	0	2004
	10.474808	12.366698	18.06%	2,774	2003
	10.842987	10.474808	-3.40%	0	2002
	10.073104	10.842987	7.64%	0	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	9.980259	11.906157	19.30%	0	2006
	8.689963	9.980259	14.85%	0	2005
	7.731058	8.689963	12.40%	0	2004
	6.277773	7.731058	23.15%	4,752	2003
	7.779138	6.277773	-19.30%	0	2002
	10.146233	7.779138	-23.33%	0	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	13.054725	16.684799	27.81%	0	2006
	11.910063	13.054725	9.61%	0	2005
	10.000000	11.910063	19.10%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.594099	11.885107	2.51%	0	2006
	11.563810	11.594099	0.26%	0	2005
	11.541777	11.563810	0.19%	0	2004
	11.347406	11.541777	1.71%	0	2003
	10.915358	11.347406	3.96%	0	2002
	10.137060	10.915358	7.68%	0	2001

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	13.314163	14.738266	10.70%	0	2006
	11.171414	13.314163	19.18%	0	2005
	10.000000	11.171414	11.71%	0	2004*

W&R Target Funds - Mid Cap Growth Portfolio - Q/NQ	11.330819	12.128625	7.04%	0	2006
	10.000000	11.330819	13.31%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.167335	10.458245	2.86%	0	2006
	10.060792	10.167335	1.06%	0	2005
	10.133385	10.060792	-0.72%	1,326	2004
	10.224593	10.133385	-0.89%	30,573	2003
	10.252980	10.224593	-0.28%	178,164	2002
	10.038572	10.252980	2.14%	179,797	2001

94

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.269994	10.610110	3.31%	0	2006
	10.211601	10.269994	0.57%	0	2005
	10.000000	10.211601	2.12%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	13.521259	17.343772	28.27%	0	2006
	12.372627	13.521259	9.28%	0	2005
	10.000000	12.372627	23.73%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.761615	11.446744	6.37%	0	2006
	9.308682	10.761615	15.61%	0	2005
	8.121139	9.308682	14.62%	0	2004
	6.313444	8.121139	28.63%	0	2003
	8.423783	6.313444	-25.05%	0	2002
	9.699859	8.423783	-13.16%	0	2001

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.618519	13.071098	3.59%	0	2006
	11.336648	12.618519	11.31%	0	2005
	10.059709	11.336648	12.69%	0	2004
	7.514524	10.059709	33.87%	3,523	2003
	9.744819	7.514524	-22.89%	0	2002
	10.078933	9.744819	-3.31%	0	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.534902	13.289727	15.21%	0	2006
	11.232101	11.534902	2.70%	0	2005
	10.000000	11.232101	12.32%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	12.498129	14.404009	15.25%	0	2006
	12.138190	12.498129	2.97%	0	2005
	10.732552	12.138190	13.10%	0	2004
	8.700123	10.732552	23.36%	0	2003
	10.106838	8.700123	-13.92%	0	2002
	10.000000	10.106838	1.07%	0	2001*

95

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	13.704227	16.005782	16.79%	0	2006
	11.343944	13.704227	20.81%	0	2005
	10.300721	11.343944	10.13%	0	2004
	9.506527	10.300721	8.35%	0	2003

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	10.474097	11.323087	8.11%	0	2006
	10.260460	10.474097	2.08%	0	2005
	9.690154	10.260460	5.89%	0	2004
	8.370998	9.690154	15.76%	0	2003

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.052868	11.200188	1.33%	0	2006
	11.189734	11.052868	-1.22%	0	2005
	11.082030	11.189734	0.97%	0	2004
	10.943352	11.082030	1.27%	0	2003

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	8.771760	9.975291	13.72%	0	2006
	8.278115	8.771760	5.96%	0	2005
	7.772745	8.278115	6.50%	0	2004
	6.819099	7.772745	13.98%	0	2003

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	11.836465	13.337066	12.68%	0	2006
	10.772620	11.836465	9.88%	0	2005
	10.000000	10.772620	7.73%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	10.000000	9.144739	-8.55%	0	2006*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	12.153472	14.825960	21.99%	0	2006
	10.000000	12.153472	21.53%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.001334	9.190708	2.10%	0	2006
	8.325002	9.001334	8.12%	0	2005
	8.290621	8.325002	0.41%	0	2004
	6.931091	8.290621	19.61%	0	2003

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	11.900546	12.755755	7.19%	0	2006
	11.938557	11.900546	-0.32%	0	2005
	11.179707	11.938557	6.79%	0	2004
	9.605697	11.179707	16.39%	0	2003

96

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	9.995073	11.755038	17.61%	0	2006
	8.827805	9.995073	13.22%	0	2005
	7.966760	8.827805	10.81%	0	2004
	6.562269	7.966760	21.40%	0	2003

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	12.748863	16.063325	26.00%	0	2006
	11.798026	12.748863	8.06%	0	2005
	10.000000	11.798026	17.98%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	10.362504	10.472196	1.06%	0	2006
	10.483879	10.362504	-1.16%	0	2005
	10.614606	10.483879	-1.23%	0	2004
	10.586155	10.614606	0.27%	0	2003

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	13.002256	14.189117	9.13%	0	2006
	11.066232	13.002256	17.49%	0	2005
	10.000000	11.066232	10.66%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	11.237173	11.858028	5.53%	0	2006
	10.000000	11.237173	12.37%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.365891	9.497453	1.40%	0	2006
	9.400865	9.365891	-0.37	0	2005
	9.605078	9.400865	-2.13%	0	2004
	9.831120	9.605078	-2.30%	0	2003

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.065030	10.251138	1.85%	0	2006
	10.151542	10.065030	-0.85%	0	2005
	10.000000	10.151542	1.52%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	13.251580	16.757405	26.46%	0	2006
	12.299980	13.251580	7.74%	0	2005
	10.000000	12.299980	23.00%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.496340	12.055072	4.86%	0	2006
	10.086950	11.496340	13.97%	0	2005
	8.926830	10.086950	13.00%	0	2004
	7.039641	8.926830	26.81%	0	2003

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	11.935708	12.188637	2.12%	0	2006
	10.877102	11.935708	9.73%	0	2005
	9.790918	10.877102	11.09%	0	2004
	7.418922	9.790918	31.97%	0	2003

97

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	11.264615	12.794570	13.58%	0	2006
	11.126396	11.264615	1.24%	0	2005
	10.000000	11.126396	11.26%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	11.691521	13.283672	13.62%	0	2006
	11.517861	11.691521	1.51%	0	2005
	10.330666	11.517861	11.49%	0	2004
	8.494827	10.330666	21.61%	0	2003

98

Appendix C: Contract Types and Tax Information

Type of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may

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apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

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•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

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GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the excess of the greater of (a) your account value immediately before the distribution or (b) your Guaranteed Lifetime Amount immediately before the distribution, over (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

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•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•       generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary

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with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

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(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

106

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account- 9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide’s common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of  common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.25% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2006, 2005 and 2004, no underwriting commissions have been paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.  During the fiscal years ended December 31, 2006, 2005 and 2004, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2006.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II, Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R and Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 were added to the variable account on May 1, 2007.  Therefore, no condensed Financial Information is available.

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.648204	6.48%	2,444	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.885895	-1.14%	2,237	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.088107	0.88%	32,082	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.618988	15.755326	15.69%	676,341	2006
	13.173845	13.618988	3.38%	796,076	2005
	11.800602	13.173845	11.64%	964,548	2004
	9.233496	11.800602	27.80%	1,046,056	2003
	11.591056	9.233496	-20.34%	1,224,719	2002
	12.802086	11.591056	-9.46%	1,377,248	2001
	14.495483	12.802086	-11.68%	1,188,175	2000
	12.431326	14.495483	16.60%	435,194	1999
	10.000000	12.431326	24.31%	2,542	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.496772	15.437238	23.53%	354,169	2006
	11.167883	12.496772	11.90%	420,177	2005
	9.835624	11.167883	13.55%	527,831	2004
	7.995327	9.835624	23.02%	755,260	2003
	10.162935	7.995327	-21.33%	1,013,393	2002
	14.524713	10.162935	-30.03%	1,961,011	2001
	17.674116	14.524713	-17.82%	1,524,024	2000
	10.904652	17.674116	62.08%	800,500	1999
	10.000000	10.904652	9.05%	223	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.582094	15.542624	23.53%	423,600	2006
	11.259425	12.582094	11.75%	485,668	2005
	9.902768	11.259425	13.70%	521,908	2004
	8.049901	9.902768	23.02%	628,774	2003
	10.000000	8.049901	-19.50%	523,208	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.064576	10.65%	65,234	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.860896	10.379377	-4.43%	133,429	2006
	10.759422	10.860896	0.94%	225,850	2005
	9.839643	10.759422	9.35%	207,268	2004
	7.973718	9.839643	23.40%	237,657	2003
	10.000000	7.973718	-20.26%	55,784	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.896571	22.153132	17.23%	1,506,496	2006
	18.208834	18.896571	3.78%	1,609,777	2005
	16.119499	18.208834	12.96%	1,830,943	2004
	12.651422	16.119499	27.41%	1,935,045	2003
	14.654697	12.651422	-13.67%	2,187,107	2002
	13.147862	14.654697	11.46%	1,702,310	2001
	11.263216	13.147862	16.73%	562,778	2000
	11.497731	11.263216	-2.04%	182,255	1999
	10.000000	11.497731	14.98%	1,309	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.550042	-4.50%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.743070	10.782991	0.37%	620,296	2006
	10.705893	10.743070	0.35%	1,006,447	2005
	10.240855	10.705893	4.54%	936,508	2004
	10.000000	10.240855	2.41%	243,075	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.752718	16.500864	11.85%	3,936	2006
	12.855886	14.752718	14.75%	6,851	2005
	11.028092	12.855886	16.57%	7,335	2004
	7.559296	11.028092	45.89%	8,102	2003
	11.620449	7.559296	-34.95%	9,068	2002
	16.482534	11.620449	-29.50%	22,334	2001
	20.579437	16.482534	-19.91%	28,615	2000
	12.739606	20.579437	61.54%	42,065	1999
	10.000000	12.739606	27.40%	3	1998*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.601078	14.772705	17.23%	3,802	2006
	10.859830	12.601078	16.03%	4,030	2005
	9.579453	10.859830	13.37%	4,461	2004
	7.285009	9.579453	31.50%	7,014	2003
	9.206014	7.285009	-20.87%	9,029	2002
	11.989196	9.206014	-23.21%	31,201	2001
	16.374564	11.989196	-26.78%	46,141	2000
	10.801619	16.374564	51.29%	324,270	1999
	10.000000	10.801619	8.02%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.542340	17.148631	17.92%	42,615	2006
	13.610120	14.542340	6.85%	43,643	2005
	12.371997	13.610120	10.01%	47,890	2004
	10.004585	12.371997	23.66%	59,293	2003
	13.167262	10.004585	-24.02%	76,370	2002
	13.203287	13.167262	-0.27%	93,872	2001
	12.269490	13.203287	7.61%	100,945	2000
	11.688738	12.269490	4.97%	41,592	1999
	10.000000	11.688738	16.89%	25	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.223234	14.947780	13.04%	246,690	2006
	12.480627	13.223234	5.95%	272,374	2005
	10.364013	12.480627	20.42%	388,384	2004
	7.613403	10.364013	36.13%	373,575	2003
	10.000000	7.613403	-23.87%	78,616	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.351504	11.168633	7.89%	228,859	2006
	10.111287	10.351504	2.38%	299,218	2005
	9.635655	10.111287	4.94%	479,568	2004
	7.739942	9.635655	24.49%	517,520	2003
	11.025487	7.739942	-29.80%	597,585	2002
	14.414394	11.025487	-23.51%	770,125	2001
	16.397708	14.414394	-12.10%	794,428	2000
	12.758878	16.397708	28.52%	267,898	1999
	10.000000	12.758878	27.59%	3,023	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.605780	14.385200	14.12%	3,437,429	2006
	12.186711	12.605780	3.44%	3,986,409	2005
	11.148445	12.186711	9.31%	4,780,486	2004
	8.790442	11.148445	26.82%	5,185,679	2003
	11.460136	8.790442	-23.30%	5,523,412	2002
	13.209188	11.460136	-13.24%	6,231,637	2001
	14.736468	13.209188	-10.36%	5,480,063	2000
	12.367188	14.736468	19.16%	2,643,256	1999
	10.000000	12.367188	23.67%	29,704	1998*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.465876	14.346155	15.08%	454,697	2006
	12.087664	12.465876	3.13%	577,065	2005
	11.646776	12.087664	3.79%	707,308	2004
	9.728623	11.646776	19.72%	906,739	2003
	11.823034	9.728623	-17.71%	767,694	2002
	13.195948	11.823034	-10.40%	803,464	2001
	13.442893	13.195948	-1.84%	644,953	2000
	12.207586	13.442893	10.12%	375,791	1999
	10.000000	12.207586	22.08%	3,300	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.312388	3.12%	7,901	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.044103	13.423384	2.91%	1,339,470	2006
	13.033001	13.044103	0.09%	1,880,752	2005
	12.730457	13.033001	2.38%	2,165,089	2004
	12.313044	12.730457	3.39%	2,970,535	2003
	11.401464	12.313040	8.00%	3,228,418	2002
	10.684388	11.401464	6.71%	2,254,148	2001
	9.790385	10.684388	9.13%	924,949	2000
	10.000000	9.790385	-2.10%	93,080	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.144659	17.968073	18.64%	2,600,880	2006
	14.493567	15.144659	4.49%	3,129,168	2005
	13.170455	14.493567	10.05%	3,750,760	2004
	10.236736	13.170455	28.66%	4,198,863	2003
	12.483021	10.236736	-17.99%	3,759,981	2002
	13.313013	12.483021	-6.23%	3,313,379	2001
	12.440601	13.313013	7.01%	2,161,872	2000
	11.850451	12.440601	4.98%	927,286	1999
	10.000000	11.850451	18.50%	4,750	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.151083	12.813873	5.45%	1,749,896	2006
	11.638000	12.151083	4.41%	2,222,758	2005
	11.407069	11.638000	2.02%	2,985,658	2004
	8.695091	11.407069	31.19%	3,893,831	2003
	12.608518	8.695091	-31.04%	4,193,087	2002
	15.512519	12.608518	-18.72%	5,367,579	2001
	17.653733	15.512519	-12.13%	4,474,920	2000
	13.015101	17.653733	35.64%	1,970,612	1999
	10.000000	13.015101	30.15%	10,429	1998*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.382924	11.405362	9.85%	1,486,098	2006
	10.250064	10.382924	1.30%	2,014,138	2005
	9.477262	10.250064	8.15%	2,623,468	2004
	7.554754	9.477262	25.45%	4,691,548	2003
	7.379494	7.554754	2.37%	2,584,236	2002
	8.478210	7.379494	-12.96%	1,809,746	2001
	11.087928	8.478210	-23.54%	1,428,006	2000
	10.384114	11.087928	6.78%	2,068,984	1999
	10.000000	10.384114	3.84%	2,242	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.499246	16.896770	16.54%	295,835	2006
	12.334722	14.499246	17.55%	364,353	2005
	11.000744	12.334722	12.13%	414,556	2004
	7.775040	11.000744	41.49%	502,898	2003
	9.879361	7.775040	-21.30%	658,946	2002
	12.702222	9.879361	-22.22%	1,245,153	2001
	15.900927	12.702222	-20.12%	976,921	2000
	11.296846	15.900927	40.76%	542,691	1999
	10.000000	11.296846	12.97%	4,196	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.424335	16.809880	16.54%	483,381	2006
	12.275838	14.424335	17.50%	630,854	2005
	10.947388	12.275838	12.13%	685,014	2004
	7.734738	10.947388	41.54%	553,471	2003
	10.000000	7.734738	-22.65%	267,256	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.417343	20.305885	10.25%	2,698,137	2006
	15.952706	18.417343	15.45%	2,988,619	2005
	13.999044	15.952706	13.96%	2,846,511	2004
	11.039054	13.999044	26.81%	2,623,187	2003
	12.335838	11.039050	-10.51%	2,860,206	2002
	14.247834	12.335838	-13.42%	2,560,723	2001
	15.457984	14.247834	-7.83%	2,464,577	2000
	12.602507	15.457984	22.66%	1,033,897	1999
	10.000000	12.602507	26.03%	12,360	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.536126	10.857668	3.05%	315,622	2006
	10.446445	10.536126	0.86%	277,105	2005
	10.135570	10.446445	3.07%	260,114	2004
	10.000000	10.135570	1.36%	127,064	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.944414	10.346265	4.04%	249,258	2006
	9.245533	9.944414	7.56%	275,861	2005
	8.740750	9.245533	5.78%	352,180	2004
	6.823011	8.740750	28.11%	456,212	2003
	8.844341	6.823011	-22.85%	599,897	2002
	10.463173	8.844341	-15.47%	744,505	2001
	12.785954	10.463173	-18.17%	831,500	2000
	12.421717	12.785954	2.93%	708,815	1999
	10.000000	12.421717	24.22%	2,339	1998*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.863182	-1.37%	249,682	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.252038	15.214228	14.81%	117,172	2006
	13.078442	13.252038	1.33%	237,304	2005
	11.612918	13.078442	12.62%	222,842	2004
	7.448995	11.612918	55.90%	354,501	2003
	10.000000	7.448995	-25.51%	104,063	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.383035	-6.17%	62,767	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.519576	5.20%	8,455	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.539579	5.40%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.559747	5.60%	3,229	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.126930	11.27%	379,194	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.164026	1.64%	123,976	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.676971	6.77%	58,096	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.865204	8.65%	11,057	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.456863	4.57%	126,814	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.293683	14.192075	15.44%	332,138	2006
	11.393010	12.293683	7.91%	524,791	2005
	10.000000	11.393010	13.93%	253,779	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.044709	8.673028	7.81%	954,051	2006
	7.233815	8.044709	11.21%	1,249,001	2005
	6.206483	7.233815	16.55%	1,553,666	2004
	5.224689	6.206483	18.79%	1,959,393	2003
	6.290120	5.224689	-16.94%	2,427,101	2002
	8.145127	6.290120	-22.72%	3,326,994	2001
	10.000000	8.145127	-18.55%	3,201,547	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.728118	3.971844	6.54%	436,999	2006
	3.382577	3.728118	10.22%	559,788	2005
	3.404379	3.382577	-0.64%	736,437	2004
	2.352398	3.404379	44.72%	981,046	2003
	4.030994	2.352398	-41.64%	1,284,653	2002
	6.509446	4.030994	-38.07%	3,050,682	2001
	10.000000	6.509446	-34.91%	2,408,388	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.306670	12.058365	6.65%	54,908	2006
	10.279283	11.306670	9.99%	60,349	2005
	10.317923	10.279283	-0.37%	122,486	2004
	7.097740	10.317923	45.37%	101,800	2003
	10.000000	7.097740	-29.02%	64,729	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.520392	17.010398	9.60%	8,663	2006
	14.162874	15.520392	9.59%	5,327	2005
	12.203564	14.162874	16.06%	47,738	2004
	10.000000	12.203564	22.04%	2,495	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.224320	13.395624	45.22%	760,515	2006
	7.075935	9.224320	30.36%	935,163	2005
	6.034263	7.075935	17.26%	1,112,031	2004
	4.539769	6.034263	32.92%	1,464,289	2003
	6.189198	4.539769	-26.65%	1,958,619	2002
	8.181886	6.189198	-24.35%	3,768,139	2001
	10.000000	8.181886	-18.18%	3,150,414	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.752110	22.895495	45.35%	438,386	2006
	12.076286	15.752110	30.44%	292,581	2005
	10.296399	12.076286	17.29%	275,571	2004
	7.745526	10.296399	32.93%	299,904	2003
	10.000000	7.745526	-22.54%	270,052	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.998849	10.294293	2.95%	1,137,130	2006
	9.975981	9.998849	0.23%	777,745	2005
	10.019076	9.975981	-0.43%	771,596	2004
	10.000000	10.019076	0.19%	388,918	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.072036	10.72%	260,416	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.739699	-2.60%	1,778	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	15.753152	17.646698	12.02%	231,805	2006
	14.709611	15.753152	7.09%	316,921	2005
	12.855226	14.709611	14.43%	409,273	2004
	9.874844	12.855226	30.18%	477,687	2003
	13.589004	9.874844	-27.33%	490,333	2002
	13.965623	13.589004	-2.70%	642,504	2001
	13.976229	13.965623	-0.08%	410,175	2000
	12.307946	13.976229	13.55%	266,985	1999
	10.000000	12.307946	23.08%	29	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.275144	2.75%	17,620	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.177503	18.332606	13.32%	394,677	2006
	14.395278	16.177503	12.38%	503,461	2005
	12.527159	14.395278	14.91%	622,337	2004
	9.900112	12.527159	26.54%	755,470	2003
	14.181298	9.900112	-30.19%	740,362	2002
	19.049729	14.181298	-25.56%	921,742	2001
	20.834304	19.049729	-8.57%	940,721	2000
	13.702754	20.834304	52.04%	237,451	1999
	10.000000	13.702754	37.03%	1,744	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.426857	18.217005	10.90%	590,785	2006
	14.084147	16.426857	16.63%	759,376	2005
	11.981613	14.084147	17.55%	491,297	2004
	8.977079	11.981613	33.47%	512,201	2003
	11.978104	8.977079	-25.05%	391,586	2002
	12.477284	11.978104	-4.00%	392,485	2001
	12.539993	12.477284	-0.50%	356,507	2000
	11.821068	12.539993	6.08%	175,689	1999
	10.000000	11.821068	18.21%	2,787	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.186883	1.87%	101,550	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.922729	13.394228	12.34%	37,665	2006
	11.292761	11.922729	5.58%	24,380	2005
	10.000000	11.292761	12.93%	10,161	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.472825	4.73%	205,647	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.454871	4.55%	144,229	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.755666	7.56%	225,261	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.281776	2.82%	160,013	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.616913	14.880516	9.28%	378,655	2006
	13.461410	13.616913	1.16%	604,478	2005
	12.375393	13.461410	8.78%	2,177,370	2004
	10.244088	12.375393	20.81%	2,237,026	2003
	10.044539	10.244088	1.99%	1,894,472	2002
	9.755865	10.044539	2.96%	1,162,748	2001
	10.764664	9.755865	-9.37%	309,375	2000
	10.558563	10.764664	1.95%	156,778	1999
	10.000000	10.558563	5.59%	1,173	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.456788	11.426670	9.28%	1,610,469	2006
	10.000000	10.456788	4.57%	1,261,068	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.397252	23.500696	35.08%	1,696	2006
	13.275190	17.397252	31.05%	3,451	2005
	11.128016	13.275190	19.30%	3,698	2004
	6.815122	11.128016	63.28%	8,385	2003
	8.137235	6.815122	-16.25%	12,050	2002
	8.686950	8.137235	-6.33%	102,549	2001
	10.000000	8.686950	-13.13%	77	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.173227	25.885813	35.01%	238,201	2006
	14.628417	19.173227	31.07%	284,159	2005
	12.261030	14.628417	19.31%	195,935	2004
	7.511024	12.261030	63.24%	187,507	2003
	10.000000	7.511024	-24.89%	46,964	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.153905	17.882273	35.95%	117,521	2006
	12.503205	13.153905	5.20%	71,732	2005
	9.738560	12.503205	28.39%	87,413	2004
	7.938080	9.738560	22.68%	38,059	2003
	10.000000	7.938080	-20.62%	2,309	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.101683	19.837629	31.36%	171,997	2006
	11.741561	15.101683	28.62%	98,805	2005
	10.392529	11.741561	12.98%	59,954	2004
	7.772433	10.392529	33.71%	38,163	2003
	6.500996	7.772433	-22.28%	20,076	2002
	9.222891	6.500996	-29.51%	24,662	2001
	10.000000	9.222891	-7.77%	3,925	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.237138	16.463710	24.38%	46,767	2006
	11.226453	13.237138	17.91%	55,280	2005
	9.823812	11.226453	14.28%	71,751	2004
	7.307866	9.823812	34.43%	89,570	2003
	9.913802	7.307866	-26.29%	141,191	2002
	12.359900	9.913802	-19.79%	315,347	2001
	14.267173	12.359900	-13.37%	257,370	2000
	11.747364	14.267173	21.45%	131,977	1999
	10.000000	11.747364	17.47%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.293047	22.739391	24.31%	75,386	2006
	15.514347	18.293047	17.91%	59,530	2005
	13.575979	15.514347	14.28%	23,070	2004
	10.000000	13.575979	35.76%	16,621	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	11.072291	12.279792	10.91%	734,057	2006
	10.928545	11.072291	1.32%	960,213	2005
	10.195536	10.928545	7.19%	1,049,648	2004
	8.714584	10.195536	16.99%	1,073,767	2003
	10.059016	8.714584	-13.37%	925,777	2002
	10.570325	10.059016	-4.84%	913,987	2001
	10.735723	10.570325	-1.54%	629,982	2000
	10.772545	10.735723	-0.34%	198,591	1999
	10.000000	10.772545	7.73%	844	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.526190	15.832320	1.97%	237,194	2006
	14.537994	15.526190	6.80%	346,746	2005
	12.973972	14.537994	12.06%	404,880	2004
	9.780139	12.973972	32.66%	504,466	2003
	14.838618	9.780139	-34.09%	569,194	2002
	16.846010	14.838618	-11.92%	543,093	2001
	20.338511	16.846010	-17.17%	361,192	2000
	10.000000	20.338511	103.39%	38,228	1999*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.134444	33.763890	15.89%	578,547	2006
	28.608182	29.134444	1.84%	712,359	2005
	24.685368	28.608182	15.89%	962,750	2004
	15.928613	24.685368	54.98%	1,158,751	2003
	22.134881	15.928613	-28.04%	1,246,122	2002
	17.466310	22.134881	26.73%	1,305,574	2001
	15.896867	17.466310	9.87%	647,487	2000
	12.586199	15.896867	26.30%	221,427	1999
	10.000000	12.586199	25.86%	3,627	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.182239	27.876127	10.70%	745,503	2006
	22.692159	25.182239	10.97%	931,725	2005
	19.296948	22.692159	17.59%	1,053,224	2004
	13.850506	19.296948	39.32%	1,154,936	2003
	16.957444	13.850506	-18.32%	1,335,391	2002
	18.398225	16.957444	-7.83%	1,648,019	2001
	17.099098	18.398225	7.60%	916,002	2000
	12.016781	17.099098	42.29%	643,635	1999
	10.000000	12.016781	20.17%	3	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.205685	19.268006	18.90%	72,219	2006
	14.753814	16.205685	9.84%	26,238	2005
	12.328333	14.753814	19.67%	27,714	2004
	8.820856	12.328333	39.76%	19,219	2003
	10.000000	8.820856	-11.79%	20,185	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	13.027297	13.219210	1.47%	88,073	2006
	12.160698	13.027297	7.13%	169,706	2005
	11.413172	12.160698	6.55%	131,546	2004
	8.445947	11.413172	35.13%	87,688	2003
	10.000000	8.445947	-15.54%	30,246	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.981873	3.275240	9.84%	14,582	2006
	3.033668	2.981873	-1.71%	77,630	2005
	2.943564	3.033668	3.06%	77,647	2004
	1.919236	2.943564	53.37%	91,833	2003
	3.395066	1.919236	-43.47%	109,735	2002
	6.000048	3.395066	-43.42%	263,235	2001
	10.000000	6.000048	-40.00%	12,804	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.073816	12.153858	9.75%	51,082	2006
	11.265699	11.073816	-1.70%	49,958	2005
	10.934690	11.265699	3.03%	73,264	2004
	7.131516	10.934690	53.33%	72,808	2003
	10.000000	7.131516	-28.68%	51,674	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	13.303332	13.583305	2.10%	1,905,194	2006
	13.038934	13.303332	2.03%	2,169,251	2005
	12.780385	13.038934	2.02%	2,564,169	2004
	12.681945	12.780385	0.78%	3,639,856	2003
	11.565612	12.681945	9.65%	5,225,533	2002
	10.914977	11.565612	5.96%	3,831,848	2001
	9.816007	10.914977	11.20%	2,634,608	2000
	10.174058	9.816007	-3.52%	1,189,269	1999
	10.000000	10.174058	1.74%	1,182	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.833425	7.168076	4.90%	148,574	2006
	6.494037	6.833425	5.23%	194,065	2005
	6.077202	6.494037	6.86%	239,555	2004
	4.633836	6.077202	31.15%	318,595	2003
	6.580071	4.633836	-29.58%	423,119	2002
	9.268169	6.580071	-29.00%	593,660	2001
	12.767993	9.268169	-27.41%	557,986	2000
	12.392954	12.767993	3.03%	480,900	1999
	10.000000	12.392954	23.93%	2,759	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.181789	11.728967	4.89%	408,314	2006
	10.954966	11.181789	2.07%	502,674	2005
	10.595099	10.954966	3.40%	618,704	2004
	9.938018	10.595099	6.61%	634,001	2003
	10.000000	9.938018	-0.62%	304,523	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.706575	12.540694	7.13%	549,827	2006
	11.339678	11.706575	3.24%	687,783	2005
	10.710627	11.339678	5.87%	716,716	2004
	9.534557	10.710627	12.33%	647,159	2003
	10.000000	9.534557	-4.65%	373,572	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.075166	13.285144	10.02%	1,127,049	2006
	11.601416	12.075166	4.08%	1,226,568	2005
	10.720050	11.601416	8.22%	1,211,494	2004
	9.037949	10.720050	18.61%	924,996	2003
	10.000000	9.037949	-9.62%	792,009	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.593401	14.251945	13.17%	513,363	2006
	11.904051	12.593401	5.79%	594,687	2005
	10.748772	11.904051	10.75%	449,390	2004
	8.590418	10.748772	25.13%	358,022	2003
	10.000000	8.590418	-14.10%	218,737	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.895102	14.889933	15.47%	216,197	2006
	12.092189	12.895102	6.64%	216,428	2005
	10.733522	12.092189	12.66%	134,449	2004
	8.238400	10.733522	30.29%	79,734	2003
	10.000000	8.238400	-17.62%	30,145	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	13.941758	15.139679	8.59%	285,714	2006
	12.857985	13.941758	8.43%	488,071	2005
	11.283480	12.857985	13.95%	531,177	2004
	8.149536	11.283480	38.46%	632,154	2003
	13.096398	8.149536	-37.77%	562,544	2002
	19.022019	13.096398	-31.15%	548,573	2001
	22.750997	19.022019	-16.39%	584,573	2000
	12.463581	22.750997	82.54%	154,804	1999
	10.000000	12.463581	24.64%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	11.297619	11.668105	3.28%	2,927,858	2006
	11.137309	11.297619	1.44%	3,619,577	2005
	11.181852	11.137309	-0.40%	3,868,076	2004
	11.247296	11.181852	-0.58%	5,474,622	2003
	11.247642	11.247296	0.00%	15,980,726	2002
	10.989031	11.247642	2.35%	31,961,986	2001
	10.489614	10.989031	4.76%	22,585,655	2000
	10.126097	10.489614	3.59%	5,999,270	1999
	10.000000	10.126097	1.26%	48,756	1998*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.872852	13.667394	-1.48%	109,223	2006
	12.537575	13.872852	10.65%	148,585	2005
	11.285270	12.537575	11.10%	89,579	2004
	7.495072	11.285270	50.57%	227,686	2003
	10.000000	7.495072	-25.02%	40,237	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.875421	8.75%	5,777	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.153613	22.016277	21.28%	487,073	2006
	16.397022	18.153613	10.71%	398,762	2005
	13.800078	16.397022	18.82%	247,808	2004
	10.000000	13.800078	38.00%	25,231	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.915733	24.880577	8.57%	674,837	2006
	20.689986	22.915733	10.76%	790,374	2005
	18.094597	20.689986	14.34%	875,991	2004
	13.601153	18.094597	33.04%	952,793	2003
	16.253946	13.601153	-16.32%	847,029	2002
	16.670157	16.253646	-2.50%	774,456	2001
	14.644558	16.670157	13.83%	500,113	2000
	12.257790	14.644558	19.47%	61,967	1999
	10.000000	12.257790	22.58%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.616582	14.164409	12.27%	530,479	2006
	11.884933	12.616582	6.16%	631,200	2005
	10.960481	11.884933	8.43%	907,235	2004
	8.699902	10.960481	25.98%	964,308	2003
	10.654646	8.699902	-18.35%	964,022	2002
	12.230458	10.654646	-12.88%	1,127,792	2001
	12.646339	12.230458	-3.29%	1,021,191	2000
	11.968910	12.646339	5.66%	713,183	1999
	10.000000	11.968910	19.69%	2,684	1998*

NVIT NVIT Nationwide Leaders® Fund: Class III - Q/NQ	14.496573	16.632451	14.73%	83,793	2006
	13.302006	14.496573	8.98%	41,017	2005
	11.335649	13.302006	17.35%	20,785	2004
	9.135134	11.335649	24.09%	31,842	2003
	10.000000	9.135134	-8.65%	75,895	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.289836	14.074146	14.52%	310,960	2006
	11.931935	12.289836	3.00%	377,848	2005
	10.278230	11.931935	16.09%	520,577	2004
	7.914998	10.278230	29.86%	220,375	2003
	10.702140	7.914998	-26.04%	211,589	2002
	12.331560	10.702140	-13.21%	219,542	2001
	13.963829	12.331560	-11.69%	242,410	2000
	11.927845	13.963829	17.07%	36,537	1999
	10.000000	11.927845	19.28%	1,552	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.081135	14.585737	3.58%	766,664	2006
	13.947624	14.081135	0.96%	947,362	2005
	13.251194	13.947624	5.26%	821,863	2004
	11.962673	13.251194	10.77%	863,477	2003
	11.293959	11.962673	5.92%	1,268,863	2002
	10.972282	11.293959	2.93%	810,790	2001
	10.510552	10.972282	4.39%	752,806	2000
	10.475252	10.510552	0.34%	319,555	1999
	10.000000	10.475252	4.75%	1,706	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.586311	16.623801	6.66%	785,563	2006
	15.009784	15.586311	3.84%	1,062,887	2005
	14.206657	15.009784	5.65%	1,332,157	2004
	10.981083	14.206657	29.37%	1,418,068	2003
	15.196200	10.981083	-27.74%	1,573,111	2002
	17.594890	15.196200	-13.63%	1,706,049	2001
	17.848621	17.594890	-1.42%	1,264,215	2000
	12.752843	17.848621	39.96%	340,977	1999
	10.000000	12.752843	27.53%	2,544	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.960386	13.907967	16.28%	1,078,241	2006
	10.590024	11.960386	12.94%	1,375,615	2005
	8.994884	10.590024	17.73%	1,626,012	2004
	6.365520	8.994884	41.31%	2,029,238	2003
	8.274485	6.365520	-23.07%	4,057,283	2002
	9.521827	8.274485	-13.10%	2,345,578	2001
	10.000000	9.521827	-4.78%	481,891	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.942389	22.026248	16.28%	865,041	2006
	16.767687	18.942389	12.97%	878,812	2005
	14.238187	16.767687	17.77%	751,092	2004
	10.000000	14.238187	42.38%	516,572	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.523389	5.23%	97,595	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.293323	15.107682	13.65%	972,356	2006
	12.695602	13.293323	4.71%	1,233,955	2005
	11.739303	12.695602	8.15%	1,443,952	2004
	9.376475	11.739303	25.20%	1,626,803	2003
	11.687410	9.376475	-19.77%	1,620,772	2002
	13.168121	11.687410	-11.24%	1,708,365	2001
	14.609212	13.168121	-9.86%	1,567,021	2000
	12.149185	14.609212	20.25%	456,564	1999
	10.000000	12.149185	21.49%	2,746	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.014381	0.14%	55,793	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.279198	16.559762	1.72%	287,819	2006
	14.668150	16.279198	10.98%	462,444	2005
	12.394931	14.668150	18.34%	432,646	2004
	9.989064	12.394931	24.09%	492,433	2003
	14.001802	9.989064	-28.66%	504,990	2002
	20.620784	14.001802	-32.10%	711,960	2001
	23.512658	20.620784	-12.30%	817,893	2000
	12.961315	23.512658	81.41%	773,085	1999
	10.000000	12.961315	29.61%	1,430	1998*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.557976	5.58%	165,365	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	11.005533	10.06%	82,865	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.259198	2.59%	21,964	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.416914	4.17%	7,681	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.681058	31.400371	9.48%	46,734	2006
	25.860301	28.681058	10.91%	69,016	2005
	23.781464	25.860301	8.74%	108,234	2004
	18.824701	23.781464	26.33%	357,141	2003
	17.444590	18.824700	7.91%	303,530	2002
	16.037786	17.444590	8.77%	102,752	2001
	14.572201	16.037786	10.06%	150,694	2000
	11.400149	14.572201	27.82%	32,833	1999
	10.000000	11.400149	14.00%	593	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	8.002873	8.640454	7.97%	132,978	2006
	6.889420	8.002873	16.16%	150,420	2005
	5.734597	6.889420	20.14%	93,011	2004
	4.094230	5.734597	40.07%	116,690	2003
	6.019598	4.094230	-31.98%	72,910	2002
	8.620055	6.019598	-30.17%	115,297	2001
	10.000000	8.620055	-13.80%	198,532	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	29.222137	39.857439	36.39%	629,352	2006
	25.267437	29.222137	15.65%	696,783	2005
	18.750068	25.267437	34.76%	916,892	2004
	13.800701	18.750068	35.86%	937,267	2003
	14.079160	13.800701	-1.98%	941,192	2002
	12.974262	14.079160	8.52%	774,631	2001
	12.479280	12.974262	3.97%	548,587	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.631833	43.595964	37.82%	61,195	2006
	24.254218	31.631833	30.42%	83,214	2005
	19.499977	24.254218	24.38%	106,213	2004
	12.800242	19.499977	52.34%	284,783	2003
	13.343009	12.800242	-4.07%	472,356	2002
	13.755231	13.343009	-3.00%	272,169	2001
	23.947713	13.755231	-42.56%	221,890	2000
	12.101814	23.947713	97.89%	172,512	1999
	10.000000	12.101814	21.02%	2,036	1998*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.451145	22.680384	37.87%	160,762	2006
	12.626866	16.451145	30.29%	163,746	2005
	10.000000	12.626866	26.27%	65,192	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	31.116907	38.274579	23.00%	85,008	2006
	20.764275	31.116907	49.86%	102,954	2005
	16.917457	20.764275	22.74%	155,325	2004
	11.826254	16.917457	43.05%	213,327	2003
	12.319065	11.826254	-4.00%	130,380	2002
	13.923943	12.319065	-11.53%	114,671	2001
	12.649846	13.923943	10.07%	81,053	2000
	10.581149	12.649846	19.55%	61,589	1999
	10.000000	10.581149	5.81%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.701377	23.011470	23.05%	235,127	2006
	12.483933	18.701377	49.80%	260,426	2005
	10.000000	12.483933	24.84%	152,210	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.358519	12.593862	10.88%	915,716	2006
	10.655882	11.358519	6.59%	1,231,201	2005
	9.123015	10.655882	16.80%	1,536,221	2004
	6.739605	9.123015	35.36%	1,967,587	2003
	9.321492	6.739605	-27.70%	2,163,624	2002
	9.776003	9.321492	-4.65%	1,880,772	2001
	10.000000	9.776003	-2.24%	515,567	2000*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.641048	6.41%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.879259	-1.21%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.081339	0.81%	557	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.518310	15.623076	15.57%	190,624	2006
	13.089671	13.518310	3.27%	252,149	2005
	11.737071	13.089671	11.52%	322,667	2004
	9.193080	11.737071	27.67%	341,998	2003
	11.552029	9.193080	-20.42%	386,611	2002
	12.771997	11.552029	-9.55%	500,509	2001
	14.475981	12.771997	-11.77%	566,469	2000
	12.427175	14.475981	16.49%	208,361	1999
	10.000000	12.427175	24.27%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.404396	15.307662	23.41%	155,743	2006
	11.096532	12.404396	11.79%	196,037	2005
	9.782676	11.096532	13.43%	227,821	2004
	7.960337	9.782676	22.89%	261,117	2003
	10.128725	7.960337	-24.41%	333,010	2002
	14.490593	10.128725	-30.10%	561,207	2001
	17.650383	14.490593	-17.82%	652,156	2000
	10.901004	17.650383	61.92%	181,462	1999
	10.000000	10.901004	9.01%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.535460	15.469391	23.41%	73,829	2006
	11.229023	12.535460	11.63%	68,123	2005
	9.886036	11.229023	13.58%	68,108	2004
	8.044442	9.886036	22.89%	65,318	2003
	10.000000	8.044442	-19.56%	70,119	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.057147	10.57%	17,907	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.820656	10.330481	-4.53%	6,752	2006
	10.730380	10.820656	0.84%	9,789	2005
	9.823019	10.730380	9.24%	7,165	2004
	7.968301	9.823019	23.28%	5,689	2003
	10.000000	7.968301	-20.32%	246	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.756880	21.967196	17.12%	363,284	2006
	18.092486	18.756880	3.67%	658,974	2005
	16.032727	18.092486	12.85%	817,281	2004
	12.596055	16.032727	27.28%	842,622	2003
	14.605357	12.596055	-13.76%	943,369	2002
	13.116946	14.605357	11.35%	1,040,133	2001
	11.248045	13.116946	16.62%	298,230	2000
	11.493876	11.248045	-2.14%	41,485	1999
	10.000000	11.493876	14.94%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.543629	-4.56%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.714080	10.743037	0.27%	74,100	2006
	10.687792	10.714080	0.25%	93,049	2005
	10.233898	10.687792	4.44%	83,925	2004
	10.000000	10.233898	2.34%	27,995	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.643576	16.362265	11.74%	111	2006
	12.773658	14.643576	14.64%	438	2005
	10.968665	12.773658	16.46%	438	2004
	7.526163	10.968665	45.74%	1,016	2003
	11.581271	7.526163	-35.01%	1,016	2002
	16.443767	11.581271	-29.57%	3,071	2001
	20.551766	16.443767	-19.99%	3,653	2000
	12.735345	20.551766	61.38%	7,646	1999
	10.000000	17.735345	27.35%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Focus Portfolio - Q/NQ	12.507891	14.648678	17.12%	1,521	2006
	10.790409	12.507891	15.92%	3,813	2005
	9.527860	10.790409	13.25%	3,813	2004
	7.253109	9.527860	31.36%	4,054	2003
	9.175002	7.253109	-20.95%	4,054	2002
	11.961010	9.175002	-23.29%	11,163	2001
	16.352558	11.961010	-26.86%	17,779	2000
	10.798003	16.352558	51.44%	18,790	1999
	10.000000	10.798003	7.98%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.434846	17.004687	17.80%	14,160	2006
	13.523151	14.434846	6.74%	16,447	2005
	12.305392	13.523151	9.90%	15,735	2004
	9.960794	12.305392	23.54%	14,439	2003
	13.122923	9.960794	-24.10%	19,699	2002
	13.172245	13.122923	-0.37%	17,067	2001
	12.252980	13.172245	7.50%	17,700	2000
	11.684826	12.252980	4.86%	15,706	1999
	10.000000	11.684826	16.85%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.174239	14.877364	12.93%	63,306	2006
	12.446927	13.174239	5.84%	75,606	2005
	10.346504	12.446927	20.30%	83,263	2004
	7.608241	10.346504	35.99%	141,398	2003
	10.000000	7.608241	-23.92%	6,825	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.274954	11.074843	7.78%	108,499	2006
	10.046653	10.274954	2.27%	142,887	2005
	9.583764	10.046653	4.83%	174,707	2004
	7.706045	9.583764	24.37%	214,848	2003
	10.988353	7.706045	-29.87%	255,056	2002
	14.380518	10.988353	-23.59%	313,828	2001
	16.375662	14.380518	-12.18%	402,038	2000
	12.754610	16.375662	28.39%	105,159	1999
	10.000000	12.754610	27.55%	571	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.512627	14.264491	14.00%	1,070,225	2006
	12.108868	12.512627	3.33%	1,464,225	2005
	11.088459	12.108868	9.20%	1,636,477	2004
	8.751979	11.088459	26.70%	1,804,120	2003
	11.421554	8.751979	-23.37%	1,964,372	2002
	13.178151	11.421554	-13.33%	2,453,460	2001
	14.716647	13.178151	-10.45%	2,800,585	2000
	12.363055	14.716647	19.04%	1,657,020	1999
	10.000000	12.363055	23.63%	1,040	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.373722	14.225733	14.97%	147,673	2006
	12.010432	12.373722	3.02%	192,074	2005
	11.584069	12.010432	3.68%	241,973	2004
	9.686029	11.584069	19.60%	276,376	2003
	11.783214	9.686029	-17.80%	318,727	2002
	13.164923	11.783214	-10.50%	341,263	2001
	13.424790	13.164923	-1.94%	318,884	2000
	12.203505	13.424790	10.01%	216,164	1999
	10.000000	12.203505	22.04%	343	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.305471	3.05%	1,848	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.956412	13.319686	2.80%	318,411	2006
	12.958478	12.956412	-0.02%	417,931	2005
	12.670489	12.958478	2.27%	496,627	2004
	12.267458	12.670489	3.29%	576,977	2003
	11.370764	12.267458	7.89%	643,741	2002
	10.666472	11.370764	6.60%	698,151	2001
	9.783812	10.666472	9.02%	464,198	2000
	10.000000	9.783812	-2.16%	34,763	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.032685	17.817217	18.52%	579,819	2006
	14.400930	15.032685	4.39%	671,804	2005
	13.099526	14.400930	9.93%	853,519	2004
	10.191923	13.099526	28.53%	856,621	2003
	12.440995	10.191923	-18.08%	844,445	2002
	13.281731	12.440995	-6.33%	1,065,384	2001
	12.423854	13.281731	6.91%	956,975	2000
	11.846486	12.423854	4.87%	345,190	1999
	10.000000	11.846486	18.47%	2,008	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	12.061208	12.706253	5.35%	588,881	2006
	11.563600	12.061208	4.30%	975,625	2005
	11.345636	11.563600	1.92%	1,218,155	2004
	8.657007	11.345636	31.06%	1,424,519	2003
	12.566043	8.657007	-31.11%	1,540,704	2002
	15.476056	12.566043	-18.60%	2,025,523	2001
	17.630000	15.476056	-12.22%	2,335,012	2000
	13.010755	17.630000	35.50%	886,886	1999
	10.000000	13.010755	30.11%	123	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.306110	11.309562	9.74%	349,759	2006
	10.184506	10.306110	1.19%	364,837	2005
	9.426171	10.184506	8.04%	480,411	2004
	7.521629	9.426171	25.32%	674,744	2003
	7.354603	7.521629	2.27%	371,004	2002
	8.458245	7.354603	-13.05%	485,716	2001
	11.072984	8.458245	-23.61%	514,593	2000
	10.380632	11.072984	6.67%	278,026	1999
	10.000000	10.380632	3.81%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.392045	16.754919	16.42%	66,859	2006
	12.255881	14.392045	17.43%	78,163	2005
	10.941500	12.255881	12.01%	117,144	2004
	7.740990	10.941500	41.34%	138,922	2003
	9.846083	7.740990	-21.38%	162,658	2002
	12.672362	9.846083	-22.30%	329,676	2001
	15.879549	12.672362	-20.20%	396,582	2000
	11.293057	15.879549	40.61%	210,566	1999
	10.000000	11.293057	12.93%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.370885	16.730683	16.42%	99,659	2006
	12.242700	14.370885	17.38%	141,440	2005
	10.928889	12.242700	12.02%	149,456	2004
	7.729491	10.928889	41.39%	69,264	2003
	10.000000	7.729491	-22.71%	52,358	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.281239	20.135487	10.14%	768,487	2006
	15.850782	18.281239	15.33%	881,410	2005
	13.923698	15.850782	13.84%	816,094	2004
	10.990756	13.923698	26.69%	851,794	2003
	12.294307	10.990756	-10.60%	812,179	2002
	14.214337	12.294307	-13.51%	946,439	2001
	15.437189	14.214337	-7.92%	1,124,584	2000
	12.598299	15.437189	22.53%	448,263	1999
	10.000000	12.598299	25.93%	177	1998*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.507730	10.817475	2.95%	75,578	2006
	10.428807	10.507730	0.76%	76,671	2005
	10.128708	10.428807	2.96%	66,528	2004
	10.000000	10.128708	1.29%	1,833	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.870863	10.259376	3.94%	84,067	2006
	9.186413	9.870863	7.45%	108,522	2005
	8.693663	9.186413	5.67%	139,756	2004
	6.793127	8.693663	27.98%	174,949	2003
	8.814543	6.793127	-22.93%	203,337	2002
	10.438575	8.814543	-15.56%	265,514	2001
	12.768758	10.438575	-18.25%	388,493	2000
	12.417568	12.768758	2.83%	194,247	1999
	10.000000	12.417568	24.18%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.856561	-1.43%	50,583	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.202987	15.142626	14.69%	35,789	2006
	13.043195	13.202987	1.23%	50,269	2005
	11.593346	13.043195	12.51%	82,290	2004
	7.443946	11.593346	55.74%	61,333	2003
	10.000000	7.443946	-25.56%	549	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.376713	-6.23%	6,594	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.512515	5.13%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.532507	5.33%	39	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.552664	5.53%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.119465	11.19%	86,825	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.157203	1.57%	3,732	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.669800	6.70%	4,790	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.857910	8.58%	6,170	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.449841	4.50%	4,906	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.273075	14.153990	15.33%	121,125	2006
	11.385394	12.273075	7.80%	159,092	2005
	10.000000	11.385394	13.85%	20,097	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.996638	8.612511	7.70%	780,772	2006
	7.197845	7.996638	11.10%	972,087	2005
	6.181859	7.197845	16.43%	1,151,202	2004
	5.209227	6.181859	18.67%	1,303,179	2003
	6.277859	5.209227	-17.02%	1,509,996	2002
	8.137529	6.277859	-22.85%	2,046,178	2001
	10.000000	8.137529	-18.62%	2,407,842	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.705791	3.944077	6.43%	216,746	2006
	3.365706	3.705791	10.10%	253,893	2005
	3.390832	3.365706	-0.74%	344,331	2004
	2.345410	3.390832	44.57%	436,061	2003
	4.023106	2.345410	-41.70%	542,012	2002
	6.503356	4.023106	-38.14%	906,075	2001
	10.000000	6.503356	-34.97%	1,242,021	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.264791	12.001567	6.54%	19,042	2006
	10.251543	11.264791	9.88%	23,671	2005
	10.300510	10.251543	-0.48%	51,414	2004
	7.092920	10.300510	45.22%	38,476	2003
	10.000000	7.092920	-29.07%	38,169	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.478600	16.947469	9.49%	0	2006
	14.139002	15.478600	9.47%	4,224	2005
	12.195325	14.139002	15.94%	300	2004
	10.000000	12.195325	21.95%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.169173	13.302116	45.07%	235,239	2006
	7.040734	9.169173	30.23%	314,491	2005
	6.010319	7.040734	17.14%	401,949	2004
	4.526318	6.010319	32.79%	481,001	2003
	6.177123	4.526318	-26.72%	651,357	2002
	8.174255	6.177123	-24.43%	1,128,272	2001
	10.000000	8.174255	-18.26%	2,274,537	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.693805	22.787733	45.20%	75,801	2006
	12.043732	15.693805	30.31%	69,457	2005
	10.279042	12.043732	17.17%	70,656	2004
	7.740287	10.279042	32.80%	78,364	2003
	10.000000	7.740287	-22.60%	98,328	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.971898	10.256191	2.85%	84,986	2006
	9.959135	9.971898	0.13%	38,931	2005
	10.012296	9.959135	-0.53%	35,883	2004
	10.000000	10.012296	0.12%	33,237	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.064604	10.65%	25,006	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.733157	-2.67%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	15.636717	17.498604	11.91%	101,445	2006
	14.615636	15.636717	6.99%	128,668	2005
	12.786036	14.615636	14.31%	142,913	2004
	9.831629	12.786036	30.05%	164,711	2003
	13.543264	9.831629	-27.41%	221,648	2002
	13.932809	13.543264	-2.80%	197,905	2001
	13.957433	13.932809	-0.18%	116,587	2000
	12.303831	13.957433	13.44%	99,525	1999
	10.000000	12.303831	23.04%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.268242	2.68%	2,050	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.057857	18.178637	13.21%	136,354	2006
	14.303234	16.057857	12.27%	165,512	2005
	12.459670	14.303234	14.80%	206,578	2004
	9.856745	12.459670	26.41%	251,138	2003
	14.133513	9.856745	-30.26%	290,852	2002
	19.004946	14.133513	-25.63%	438,976	2001
	20.806301	19.004946	-8.66%	584,241	2000
	13.698179	20.806301	51.89%	71,334	1999
	10.000000	13.698179	36.98%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.305392	18.064055	10.79%	215,622	2006
	13.994117	16.305392	16.52%	158,239	2005
	11.917079	13.994117	17.43%	116,961	2004
	8.937773	11.917079	33.33%	80,874	2003
	11.937762	8.937779	-25.13%	99,917	2002
	12.447943	11.937762	-4.10%	111,073	2001
	12.523110	12.447943	-0.60%	124,567	2000
	11.817120	12.523110	5.97%	82,450	1999
	10.000000	11.817120	18.17%	3	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.180050	1.80%	2,542	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.902710	13.358247	12.23%	753	2006
	11.285193	11.902710	5.47%	3,204	2005
	10.000000	11.285193	12.85%	3,562	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.465796	4.66%	119,553	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.447849	4.48%	26,595	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.748441	7.48%	224,430	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.274872	2.75%	99,491	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.516216	14.755589	9.17%	156,528	2006
	13.375356	13.516216	1.05%	205,810	2005
	12.308733	13.375356	8.67%	396,655	2004
	10.199226	12.308733	20.68%	400,729	2003
	10.010690	10.199226	1.88%	258,044	2002
	9.732895	10.010690	2.85%	208,131	2001
	10.750149	9.732895	-9.46%	137,328	2000
	10.555014	10.750149	1.85%	116,272	1999
	10.000000	10.555014	5.55%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.449767	11.407487	9.16%	66,112	2006
	10.000000	10.449767	4.50%	31,711	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.305110	23.352634	34.95%	2,767	2006
	13.218203	17.305110	30.92%	3,307	2005
	11.091469	13.218203	19.17%	3,307	2004
	6.799600	11.091469	63.12%	3,837	2003
	8.126945	6.799600	-16.33%	7,743	2002
	8.684823	8.126945	-6.42%	15,106	2001
	10.000000	8.684823	-13.15%	194	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.102228	25.763929	34.87%	75,928	2006
	14.588946	19.102228	30.94%	86,157	2005
	12.240339	14.588946	19.19%	40,942	2004
	7.505927	12.240339	63.08%	40,185	2003
	10.000000	7.505927	-24.94%	30,846	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.101659	17.793288	35.81%	15,010	2006
	12.466117	13.101659	5.10%	11,426	2005
	9.719497	12.466117	28.26%	13,650	2004
	7.930578	9.719497	22.56%	4,370	2003
	10.000000	7.930578	-20.69%	366	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.045739	19.744200	31.23%	52,274	2006
	11.709868	15.045739	28.49%	13,983	2005
	10.374988	11.709868	12.87%	6,746	2004
	7.767159	10.374988	33.58%	388	2003
	10.000000	7.767159	-22.33%	69	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.139231	16.325448	24.25%	41,167	2006
	11.154684	13.139231	17.79%	59,235	2005
	9.770899	11.154684	14.16%	86,195	2004
	7.275861	9.770899	34.29%	102,413	2003
	9.880402	7.275861	-26.36%	135,618	2002
	12.330829	9.880402	-19.87%	189,251	2001
	14.247974	12.330829	-13.46%	213,157	2000
	11.743428	14.247974	21.33%	116,928	1999
	10.000000	11.743428	17.43%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.243804	22.655299	24.18%	16,197	2006
	15.488203	18.243804	17.79%	18,755	2005
	13.566822	15.488203	14.16%	19,292	2004
	10.000000	13.566822	35.67%	15,303	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.990459	12.176736	10.79%	144,615	2006
	10.858711	10.990459	1.21%	208,200	2005
	10.140642	10.858711	7.08%	227,017	2004
	8.676428	10.140642	16.88%	243,783	2003
	10.025137	8.676428	-13.45%	227,000	2002
	10.545461	10.025137	-4.93%	284,447	2001
	10.721257	10.545461	-1.64%	234,934	2000
	10.768931	10.721257	-0.44%	60,016	1999
	10.000000	10.768931	7.69%	1,074	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.421797	15.709991	1.87%	108,093	2006
	14.454824	15.421797	6.69%	124,695	2005
	12.912822	14.454824	11.94%	162,787	2004
	9.743886	12.912822	32.52%	180,643	2003
	14.798640	9.743886	-34.16%	172,385	2002
	16.817750	14.798640	-12.01%	180,430	2001
	20.324927	16.817775	-17.26%	174,165	2000
	10.000000	20.324927	103.25%	12,526	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	28.919087	33.480497	15.77%	169,312	2006
	28.425391	28.919087	1.74%	207,746	2005
	24.552470	28.425391	15.77%	242,733	2004
	15.858883	24.552470	54.82%	264,427	2003
	22.060369	15.858883	-28.11%	316,081	2002
	17.425261	22.060369	26.60%	380,259	2001
	15.875478	17.425261	9.76%	202,151	2000
	12.581999	15.875478	26.18%	91,671	1999
	10.000000	12.581999	25.82%	364	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.996065	27.642106	10.59%	227,327	2006
	22.547136	24.996065	10.86%	269,412	2005
	19.193041	22.547136	17.48%	282,809	2004
	13.789861	19.193041	39.18%	313,844	2003
	16.900322	13.789861	-18.40%	302,721	2002
	18.354971	16.900322	-7.93%	345,118	2001
	17.076087	18.354971	7.49%	343,561	2000
	12.012761	17.076087	42.15%	52,367	1999
	10.000000	12.012761	20.13%	4	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.141352	19.172156	18.78%	7,168	2006
	14.710087	16.141352	9.73%	5,141	2005
	12.304239	14.710087	19.55%	13,672	2004
	8.812529	12.304239	39.62%	5,623	2003
	10.000000	8.812529	-11.87%	1,808	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.975598	13.153460	1.37%	19,336	2006
	12.124673	12.975598	7.02%	19,950	2005
	11.390883	12.124673	6.44%	26,186	2004
	8.437976	11.390883	35.00%	16,934	2003
	10.000000	8.437976	-15.62%	12,070	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.966073	3.254592	9.73%	5,088	2006
	3.020641	2.966073	-1.81%	5,088	2005
	2.933882	3.020641	2.96%	6,124	2004
	1.914851	2.933882	53.22%	6,158	2003
	3.390760	1.914851	-43.53%	7,104	2002
	5.998573	3.390760	-43.47%	18,286	2001
	10.000000	5.998573	-40.01%	9,450	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.032795	12.096594	9.64%	5,242	2006
	11.235308	11.032795	-1.80%	3,893	2005
	10.916237	11.235308	2.92%	21,601	2004
	7.126672	10.916237	53.17%	40,865	2003
	10.000000	7.126672	-28.73%	9,221	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	13.204965	13.469262	2.00%	390,543	2006
	12.955598	13.204965	1.92%	438,795	2005
	12.711565	12.955598	1.92%	565,861	2004
	12.626432	12.711565	0.67%	799,859	2003
	11.526653	12.626432	9.54%	1,390,527	2002
	10.889287	11.526653	5.85%	1,320,373	2001
	9.802780	10.889287	11.08%	1,028,940	2000
	10.170644	9.802780	-3.62%	567,139	1999
	10.000000	10.170644	1.71%	144	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.782860	7.107851	4.79%	288,216	2006
	6.452491	6.782860	5.12%	301,204	2005
	6.044444	6.452491	6.75%	326,133	2004
	4.613524	6.044444	31.02%	343,964	2003
	6.557891	4.613524	-29.65%	368,747	2002
	9.246358	6.557891	-29.08%	401,911	2001
	12.750810	9.246358	-27.48%	547,580	2000
	12.388810	12.750810	2.92%	434,267	1999
	10.000000	12.388810	23.89%	0	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.137379	11.670602	4.79%	108,724	2006
	10.922479	11.137379	1.97%	109,213	2005
	10.574381	10.922479	3.29%	87,825	2004
	9.928642	10.574381	6.50%	53,784	2003
	10.000000	9.928642	-0.71%	38,243	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.660102	12.478314	7.02%	103,436	2006
	11.306072	11.660102	3.13%	103,276	2005
	10.689699	11.306072	5.77%	93,658	2004
	9.525559	10.689699	12.22%	86,727	2003
	10.000000	9.525559	-4.74%	80,568	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.027221	13.219043	9.91%	237,564	2006
	11.567029	12.027221	3.98%	299,580	2005
	10.699107	11.567029	8.11%	286,963	2004
	9.029424	10.699107	18.49%	238,441	2003
	10.000000	9.029424	-9.71%	208,464	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.543415	14.181041	13.06%	108,184	2006
	11.868786	12.543415	5.68%	70,220	2005
	10.727781	11.868786	10.64%	72,088	2004
	8.582311	10.727781	25.00%	100,266	2003
	10.000000	8.582311	-14.18%	71,268	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.843911	14.815857	15.35%	59,317	2006
	12.056354	12.843911	6.53%	24,940	2005
	10.712555	12.056354	12.54%	42,105	2004
	8.230619	10.712555	30.15%	27,867	2003
	10.000000	8.230619	-17.69%	5,429	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	13.838648	15.012541	8.48%	118,258	2006
	12.775771	13.838648	8.32%	161,499	2005
	11.222685	12.775771	13.84%	192,660	2004
	8.113826	11.222685	38.32%	219,164	2003
	13.052260	8.113826	-37.84%	218,656	2002
	18.977298	13.052260	-31.22%	290,943	2001
	22.720430	18.977298	-16.47%	291,839	2000
	12.459415	22.720430	82.36%	161,729	1999
	10.000000	12.459415	24.59%	134	1998*

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	11.214049	11.570104	3.18%	664,693	2006
	11.066094	11.214049	1.34%	745,258	2005
	11.121610	11.066094	-0.50%	768,533	2004
	11.198034	11.121610	-0.68%	1,249,139	2003
	11.209725	11.198034	-0.10%	2,186,283	2002
	10.963142	11.209725	2.25%	4,569,205	2001
	10.475448	10.963142	4.66%	5,315,737	2000
	10.122671	10.475448	3.49%	2,336,718	1999
	10.000000	10.122671	1.23%	0	1998*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.817774	13.599386	-1.58%	24,003	2006
	12.500413	13.817774	10.54%	18,659	2005
	11.263226	12.500413	10.98%	39,996	2004
	7.487992	11.263226	50.42%	83,338	2003
	10.000000	7.487992	-25.12%	15,352	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.868126	8.68%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class III - Q/NQ	18.104708	21.934820	21.16%	170,343	2006
	16.369372	18.104708	10.60%	64,259	2005
	13.790762	16.369372	18.70%	26,116	2004
	10.000000	13.790762	37.91%	10,290	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.746284	24.671671	8.46%	317,806	2006
	20.557736	22.746284	10.65%	203,094	2005
	17.997152	20.557736	14.23%	239,636	2004
	13.541599	17.997152	32.90%	233,340	2003
	16.199200	13.541599	-16.41%	250,672	2002
	16.630966	16.199200	-2.60%	227,749	2001
	14.624858	16.630966	13.72%	188,052	2000
	12.253691	14.624858	19.35%	10,915	1999
	10.000000	12.253691	22.54%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.523258	14.045448	12.15%	147,488	2006
	11.808950	12.523258	6.05%	185,561	2005
	10.901442	11.808950	8.32%	255,537	2004
	8.661797	10.901442	25.86%	274,300	2003
	10.618745	8.661797	-18.43%	323,345	2002
	12.201684	10.618745	-12.97%	445,096	2001
	12.629301	12.201684	-3.39%	465,083	2000
	11.964909	12.629301	5.55%	323,356	1999
	10.000000	11.964909	19.65%	1,548	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.439032	16.549733	14.62%	22,305	2006
	13.262583	14.439032	8.87%	9,060	2005
	11.313504	13.262583	17.23%	9,261	2004
	9.126509	11.313504	23.96%	7,648	2003
	10.000000	9.126509	-8.73%	10,513	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.198971	13.955987	14.40%	88,177	2006
	11.855672	12.198971	2.90%	96,532	2005
	10.222862	11.855672	15.97%	88,869	2004
	7.880333	10.222862	29.73%	87,698	2003
	10.666092	7.880333	-26.12%	85,796	2002
	12.302565	10.666092	-13.30%	111,661	2001
	13.945030	12.302565	-11.78%	144,465	2000
	11.923848	13.945030	16.95%	26,405	1999
	10.000000	11.923848	19.24%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.977022	14.463279	3.48%	161,046	2006
	13.858482	13.977022	0.86%	201,277	2005
	13.179840	13.858482	5.15%	203,840	2004
	11.910299	13.179840	10.66%	225,625	2003
	11.255907	11.910299	5.81%	281,191	2002
	10.946464	11.255907	2.83%	306,048	2001
	10.496386	10.946464	4.29%	294,809	2000
	10.471735	10.496386	0.24%	109,849	1999
	10.000000	10.471735	4.72%	115	1998*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.471084	16.484240	6.55%	266,666	2006
	14.913859	15.471084	3.74%	380,549	2005
	14.130159	14.913859	5.55%	479,304	2004
	10.933010	14.130159	29.24%	548,753	2003
	15.145026	10.933010	-27.18%	580,758	2002
	17.553551	15.145026	-13.72%	734,945	2001
	17.824624	17.553551	-1.52%	638,596	2000
	12.748581	17.824624	39.82%	314,119	1999
	10.000000	12.748581	27.49%	102	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.891977	13.814456	16.17%	229,407	2006
	10.540076	11.891977	12.83%	269,066	2005
	8.961533	10.540076	17.61%	383,452	2004
	6.348332	8.961533	41.16%	478,637	2003
	8.260515	6.348332	-23.15%	624,838	2002
	9.515462	8.260515	-13.19%	484,253	2001
	10.000000	9.515462	-4.85%	359,664	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.891396	21.944788	16.16%	235,227	2006
	16.739434	18.891396	12.86%	221,850	2005
	14.228585	16.739434	17.65%	181,254	2004
	10.000000	14.228585	42.29%	95,301	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.516325	5.16%	3,704	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.195056	14.980884	13.53%	383,895	2006
	12.614486	13.195056	4.60%	514,773	2005
	11.676116	12.614486	8.04%	610,441	2004
	9.335444	11.676116	25.07%	670,458	2003
	11.648072	9.335444	-19.58%	701,674	2002
	13.137180	11.648072	-11.34%	850,078	2001
	14.589572	13.137180	-9.96%	1.039,930	2000
	12.145122	14.589572	20.13%	185,210	1999
	10.000000	12.145122	21.45%	367	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.007657	0.08%	9,738	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.158843	16.420733	1.62%	160,791	2006
	14.574407	16.158843	10.87%	233,662	2005
	12.328183	14.574407	18.22%	263,116	2004
	9.945321	12.328183	23.96%	313,764	2003
	13.954638	9.945321	-28.73%	342,895	2002
	20.572328	13.954638	-32.17%	472,128	2001
	23.481073	20.572328	-12.39%	670,782	2000
	12.956986	23.481073	81.22%	106,758	1999
	10.000000	12.956986	29.57%	415	1998*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.550888	5.51%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.998145	9.98%	14,785	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.252226	2.52%	1,376	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.409923	4.10%	2,824	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.469072	31.136832	9.37%	9,025	2006
	25.695091	28.469072	10.80%	10,546	2005
	23.653460	25.695091	8.63%	13,630	2004
	18.742335	23.653460	26.20%	28,927	2003
	17.385852	18.742335	7.80%	24,613	2002
	16.000072	17.385852	8.66%	8,827	2001
	14.552579	16.000072	9.95%	19,928	2000
	11.396332	14.552579	27.70%	10,194	1999
	10.000000	11.396332	13.96%	0	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.957070	8.582321	7.86%	25,191	2006
	6.856906	7.957070	16.04%	30,306	2005
	5.713308	6.856906	20.02%	33,838	2004
	4.083152	5.713308	39.92%	141,219	2003
	6.009420	4.083152	-32.05%	19,280	2002
	8.614274	6.009420	-30.24%	18,026	2001
	10.000000	8.614274	-13.86%	27,750	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	29.006179	39.523000	36.26%	126,205	2006
	25.106035	29.006179	15.53%	140,519	2005
	18.649157	25.106035	34.62%	167,656	2004
	13.740303	18.649157	35.73%	153,056	2003
	14.031746	13.740303	-2.08%	158,597	2002
	12.943746	14.031746	8.41%	184,057	2001
	12.453337	12.943746	3.94%	205,907	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.398017	43.230067	37.68%	15,006	2006
	24.099223	31.398017	30.29%	16,884	2005
	19.394982	24.099223	24.25%	25,174	2004
	12.744182	19.394982	52.19%	42,705	2003
	13.298062	12.744182	-4.17%	52,572	2002
	13.722894	13.298062	-3.10%	77,793	2001
	23.915562	13.722894	-42.62%	94,763	2000
	12.097773	23.915562	97.69%	34,059	1999
	10.000000	12.097773	20.98%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.423563	22.619525	37.73%	37,348	2006
	12.618420	16.423563	30.16%	37,982	2005
	10.000000	12.618420	26.18%	38,974	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	30.886919	37.953355	22.88%	5,696	2006
	20.631596	30.886919	49.71%	6,336	2005
	16.826365	20.631596	22.61%	10,570	2004
	11.774488	16.826365	42.91%	13,270	2003
	12.277582	11.774488	-4.10%	20,482	2002
	13.891206	12.277582	-11.62%	18,732	2001
	12.632809	13.891206	9.96%	14,924	2000
	10.577601	12.632809	19.43%	36,919	1999
	10.000000	10.577601	5.78%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.670053	22.949739	22.92%	51,648	2006
	12.475588	18.670053	49.65%	58,073	2005
	10.000000	12.475588	24.76%	7,667	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.293557	12.509201	10.76%	223,257	2006
	10.605635	11.293557	6.49%	248,798	2005
	9.089190	10.605635	16.68%	307,075	2004
	6.721420	9.089190	35.23%	371,274	2003
	9.305769	6.721420	-27.77%	451,317	2002
	9.769466	9.305769	-4.75%	602,241	2001
	10.000000	9.769466	-2.31%	284,224	2000*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.637467	6.37%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.875930	-1.24%	1,246	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.077945	0.78%	5,807	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.557656	15.660629	15.51%	73,927	2006
	13.134404	13.557656	3.22%	103,337	2005
	11.783152	13.134404	11.47%	120,661	2004
	9.233843	11.783152	27.61%	144,873	2003
	11.609139	9.233843	-20.46%	172,433	2002
	12.841696	11.609139	-9.60%	179,658	2001
	14.562313	12.841696	-11.82%	139,363	2000
	12.507622	14.562313	16.43%	63,040	1999
	10.000000	12.507622	25.08%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.668353	16.858919	23.34%	45,423	2006
	12.233397	13.668353	11.73%	52,814	2005
	10.790402	12.233397	13.37%	57,421	2004
	8.784787	10.790402	22.83%	67,692	2003
	11.183425	8.784787	-21.45%	91,877	2002
	16.007673	11.183425	-30.14%	173,734	2001
	19.508116	16.007673	-17.94%	113,330	2000
	12.054452	19.508116	61.83%	15,729	1999
	10.000000	12.054452	20.54%	272	1998*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.512208	15.432906	23.34%	51,622	2006
	11.213855	12.512208	11.58%	57,467	2005
	9.877676	11.213855	13.53%	70,018	2004
	8.041711	9.877676	22.83%	64,060	2003
	10.000000	8.041711	-19.58%	52,313	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.053441	10.53%	5,373	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.800580	10.306094	-4.58%	11,752	2006
	10.715894	10.800580	0.79%	25,230	2005
	9.814730	10.715894	9.18%	12,825	2004
	7.965608	9.814730	23.21%	10,692	2003
	10.000000	7.965608	-20.34%	7,396	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.330797	21.457342	17.06%	279,823	2006
	17.690426	18.330797	3.62%	331,096	2005
	15.684387	17.690426	12.79%	375,457	2004
	12.328634	15.684387	27.22%	424,573	2003
	14.302552	12.328634	-13.80%	425,922	2002
	12.851555	14.302552	11.29%	324,935	2001
	11.026014	12.851555	16.56%	37,538	2000
	11.272705	11.026014	-2.19%	6,991	1999
	10.000000	11.272705	12.73%	0	1998*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.540417	-4.60%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.699603	10.723102	0.22%	100,307	2006
	10.678747	10.699603	0.20%	129,989	2005
	10.230418	10.678747	4.38%	96,997	2004
	10.000000	10.230418	2.30%	40,443	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.701252	16.418414	11.68%	0	2006
	12.830448	14.701252	14.58%	0	2005
	11.023006	12.830448	16.40%	0	2004
	7.567283	11.023006	45.67%	1,796	2003
	11.650462	7.567283	-35.05%	1,796	2002
	16.550469	11.650462	-29.61%	2,115	2001
	20.695562	16.550469	-20.03%	2,167	2000
	12.830950	20.695562	61.29%	3,334	1999
	10.000000	12.830950	28.31%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.325488	15.598312	17.06%	0	2006
	11.501532	13.325488	15.86%	1,269	2005
	10.160926	11.501532	13.19%	1,269	2004
	7.738943	10.160926	31.30%	1,555	2003
	9.794534	7.738943	-20.99%	1,555	2002
	12.775184	9.794534	-23.33%	3,467	2001
	17.474463	12.775184	-26.89%	3,467	2000
	11.544672	17.474463	51.36%	3,708	1999
	10.000000	11.544672	15.45%	0	1998*

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.634589	17.231294	17.74%	624	2006
	13.717212	14.634589	6.69%	722	2005
	12.488291	13.717212	9.84%	722	2004
	10.113964	12.488291	23.48%	722	2003
	13.331498	10.113964	-24.13%	722	2002
	13.388420	13.331498	-0.43%	4,606	2001
	12.460330	13.388420	7.45%	10,718	2000
	11.888597	12.460330	4.81%	666	1999
	10.000000	11.888597	18.89%	0	1998*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.149784	14.842255	12.87%	93,739	2006
	12.430106	13.149784	5.79%	102,501	2005
	10.337754	12.430106	20.24%	107,260	2004
	7.605654	10.337754	35.92%	85,297	2003
	10.000000	7.605654	-23.94%	16,842	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.256425	11.049299	7.73%	43,183	2006
	10.033608	10.256425	2.22%	56,509	2005
	9.576172	10.033608	4.78%	67,237	2004
	7.703845	9.576172	24.30%	67,753	2003
	10.990787	7.703845	-29.91%	74,796	2002
	14.391057	10.990787	-23.63%	85,895	2001
	16.395915	14.391057	-12.23%	63,387	2000
	12.776857	16.395915	28.33%	41,385	1999
	10.000000	12.776857	27.77%	0	1998*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.562472	14.314078	13.94%	504,178	2006
	12.163248	12.562472	3.28%	624,487	2005
	11.143887	12.163248	9.15%	759,168	2004
	8.800186	11.143887	26.63%	890,833	2003
	11.490304	8.800186	-23.41%	775,007	2002
	13.264252	11.490304	-13.37%	760,953	2001
	14.820270	13.264252	-10.50%	561,672	2000
	12.456413	14.820270	18.98%	194,030	1999
	10.000000	12.456413	24.56%	311	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.510464	14.375687	14.91%	83,315	2006
	12.149293	12.510464	2.97%	113,594	2005
	11.723937	12.149293	3.63%	133,448	2004
	9.807948	11.723937	19.54%	154,610	2003
	11.937596	9.807948	-17.84%	144,333	2002
	13.344202	11.937596	-10.54%	108,258	2001
	13.614453	13.344202	-1.99%	23,669	2000
	12.382184	13.614453	9.95%	10,120	1999
	10.000000	12.382184	23.82%	259	1998*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.302011	3.02%	920	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.912779	13.268123	2.75%	304,591	2006
	12.921360	12.912779	-0.07%	396,729	2005
	12.640599	12.921360	2.22%	490,070	2004
	12.244728	12.640599	3.23%	610,075	2003
	11.355438	12.244728	7.83%	614,372	2002
	10.657518	11.355438	6.55%	360,729	2001
	9.780523	10.657518	8.97%	39,022	2000
	10.000000	9.780523	-2.19%	5,527	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.923707	17.679134	18.46%	559,447	2006
	14.303761	14.923707	4.33%	636,495	2005
	13.017728	14.303761	9.88%	787,407	2004
	10.133398	10.017728	28.46%	826,957	2003
	12.375831	10.133398	-18.12%	689,288	2002
	13.218906	12.375831	-6.38%	475,497	2001
	12.371310	13.218906	6.85%	124,481	2000
	11.802357	12.371310	4.82%	69,781	1999
	10.000000	11.802357	18.02%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.922071	12.553328	5.29%	342,097	2006
	11.435966	11.922071	4.25%	497,043	2005
	11.226098	11.435966	1.87%	634,975	2004
	8.570136	11.226098	30.99%	675,435	2003
	12.446254	8.570136	-31.14%	652,179	2002
	15.336364	12.446254	-18.84%	582,814	2001
	17.479679	15.336364	-12.26%	268,685	2000
	12.906358	17.479679	35.43%	111,944	1999
	10.000000	12.906358	29.06%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.411407	11.419344	9.68%	284,732	2006
	10.293759	10.411407	1.14%	291,396	2005
	9.532130	10.293759	7.99%	381,990	2004
	7.610038	9.532130	25.26%	599,392	2003
	7.444808	7.610038	2.22%	267,587	2002
	8.566348	7.444808	-13.09%	184,249	2001
	11.220168	8.566348	-23.65%	95,786	2000
	10.523939	11.220168	6.62%	46,652	1999
	10.000000	10.523939	5.24%	295	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.467025	17.997284	16.36%	26,819	2006
	13.177961	15.467025	17.37%	36,037	2005
	11.770648	13.177961	11.96%	53,858	2004
	8.331809	11.770648	41.27%	59,013	2003
	10.602942	8.331809	-21.42%	65,893	2002
	13.653448	10.602942	-22.34%	82,407	2001
	17.117558	13.653448	-20.24%	52,443	2000
	12.179658	17.117558	40.54%	32,042	1999
	10.000000	12.179658	21.80%	0	1998*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.344227	16.691229	16.36%	69,811	2006
	12.226160	14.344227	17.32%	91,954	2005
	10.919656	12.226160	11.96%	106,179	2004
	7.726868	10.919656	41.32%	82,362	2003
	10.000000	7.726868	-22.73%	21,422	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.492427	20.357800	10.09%	496,941	2006
	16.041996	18.492427	15.28%	535,395	2005
	14.098807	16.041996	13.78%	475,634	2004
	11.134608	14.098807	26.62%	456,545	2003
	12.461548	11.134608	-10.65%	405,783	2002
	14.415058	12.461548	-13.55%	338,092	2001
	15.663065	14.415058	-7.97%	185,191	2000
	12.789109	15.663065	22.47%	79,811	1999*
	10.000000	12.789109	27.89%	0	1998

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.493546	10.797409	2.90%	71,553	2006
	10.419995	10.493546	0.71%	50,855	2005
	10.125285	10.419995	2.91%	40,006	2004
	10.000000	10.125285	1.25%	6,754	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.744182	10.122583	3.88%	20,314	2006
	9.073103	9.744182	7.40%	36,679	2005
	8.590785	9.073103	5.61%	34,656	2004
	6.716136	8.590785	27.91%	40,575	2003
	8.719070	6.716136	-22.97%	57,636	2002
	10.330777	8.719070	-15.60%	57,222	2001
	12.643267	10.330777	-18.29%	60,793	2000
	12.301762	12.643267	2.78%	36,144	1999
	10.000000	12.301762	23.02%	0	1998*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.853242	-1.47%	40,781	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.178479	15.106887	14.63%	21,558	2006
	13.025568	13.178479	1.17%	27,404	2005
	11.583541	13.025568	12.45%	93,539	2004
	7.441418	11.583541	55.66%	73,374	2003
	10.000000	7.441418	-25.59%	12,425	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.373560	-6.26%	33,998	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.528964	5.29%	6,095	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.549111	5.49%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.115728	11.16%	77,100	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.153798	1.54%	33,355	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.666212	6.66%	1,478	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.854263	8.54%	7,285	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.446327	4.46%	5,586	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.262752	14.134939	15.27%	37,438	2006
	11.381571	12.262752	7.74%	70,766	2005
	10.000000	11.381571	13.82%	23,901	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.972641	8.582315	7.65%	181,586	2006
	7.179879	7.972641	11.04%	217,200	2005
	6.169559	7.179879	16.38%	277,059	2004
	5.201491	6.169559	18.61%	305,247	2003
	6.271720	5.201491	-17.06%	394,129	2002
	8.133724	6.271720	-22.89%	536,957	2001
	10.000000	8.133724	-18.66%	386,275	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.694652	3.930244	6.38%	35,834	2006
	3.357287	3.694652	10.05%	39,307	2005
	3.384068	3.357287	-0.79%	61,747	2004
	2.341922	3.384068	44.50%	102,122	2003
	4.019173	2.341922	-41.73%	135,410	2002
	6.500322	4.019173	-38.17%	253,139	2001
	10.000000	6.500322	-35.00%	255,653	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.243886	11.973242	6.49%	17,982	2006
	10.237685	11.243886	9.83%	18,549	2005
	10.291804	10.237685	-0.53%	25,290	2004
	7.090507	10.291804	45.15%	21,115	2003
	10.000000	7.090507	-29.09%	10,510	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.457703	16.916039	9.43%	4,859	2006
	14.127044	15.457703	9.42%	7,010	2005
	12.191193	14.127044	15.88%	1,170	2004
	10.000000	12.191193	21.91%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.141690	13.255546	45.00%	44,120	2006
	7.023167	9.141690	30.16%	55,419	2005
	5.998356	7.023167	17.08%	77,998	2004
	4.519598	5.998356	32.72%	94,582	2003
	6.171086	4.519598	-26.76%	149,445	2002
	8.170438	6.171086	-24.47%	250,205	2001
	10.000000	8.170438	-18.30%	239,584	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.664654	22.733929	45.13%	93,954	2006
	12.027429	15.664654	30.24%	67,449	2005
	10.270328	12.027429	17.11%	48,823	2004
	7.737652	10.270328	32.73%	41,503	2003
	10.000000	7.737652	-22.62%	40,078	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.958429	10.237167	2.80%	85,808	2006
	9.950715	9.958429	0.08%	82,401	2005
	10.008909	9.950715	-0.58%	71,878	2004
	10.000000	10.008909	0.09%	35,328	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.060891	10.61%	6,025	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.729886	-2.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.309630	18.242427	11.85%	71,378	2006
	15.252306	16.309630	6.93%	91,984	2005
	13.349774	15.252306	14.25%	94,803	2004
	10.270302	13.349774	29.98%	107,828	2003
	14.154744	10.270302	-27.44%	122,444	2002
	14.569299	14.154744	-2.85%	87,188	2001
	14.602403	14.569299	-0.23%	18,409	2000
	12.878920	14.602403	13.38%	13,631	1999
	10.000000	12.878920	28.79%	0	1998*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.264783	2.65%	3,501	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.434293	18.595401	13.15%	80,558	2006
	14.645926	16.434293	12.21%	99,049	2005
	12.764663	14.645926	14.74%	107,571	2004
	10.103131	12.764663	26.34%	123,689	2003
	14.494171	10.103131	-30.30%	135,833	2002
	19.499868	14.494171	-25.67%	135,145	2001
	21.358908	19.499868	-8.70%	39,985	2000
	14.069118	21.358908	51.81%	11,186	1999
	10.000000	14.069118	40.69%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.293679	18.041966	10.73%	90,062	2006
	13.991128	16.293679	16.46%	112,681	2005
	11.920565	13.991128	17.37%	79,414	2004
	8.944911	11.920565	33.27%	86,186	2003
	11.953368	8.944911	-25.17%	101,885	2002
	12.470576	11.953368	-4.15%	90,790	2001
	12.552194	12.470576	-0.65%	33,901	2000
	11.850559	12.552194	5.92%	32,764	1999
	10.000000	11.850559	18.51%	0	1998*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.176616	1.77%	2,229	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.892729	13.340303	12.17%	1,922	2006
	11.281422	11.892729	5.42%	0	2005
	10.000000	11.281422	12.81%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.462278	4.62%	35,795	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.444352	4.44%	59,567	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.744833	7.45%	51,537	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.271422	2.71%	54,708	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.185444	14.387216	9.11%	113,437	2006
	13.054643	13.185444	1.00%	147,724	2005
	12.019681	13.054643	8.61%	374,806	2004
	9.964745	12.019681	20.62%	412,975	2003
	9.785504	9.964745	1.83%	192,477	2002
	9.518824	9.785504	2.80%	219,036	2001
	10.519004	9.518824	-9.51%	38,407	2000
	10.333294	10.519004	1.80%	16,103	1999
	10.000000	10.333294	3.33%	0	1998*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.446260	11.397886	9.11%	64,453	2006
	10.000000	10.446260	4.46%	35,074	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.259135	23.278840	34.88%	2,563	2006
	13.189746	17.259135	30.85%	2,608	2005
	11.073210	13.189746	19.11%	2,608	2004
	6.791842	11.073210	63.04%	4,232	2003
	8.121795	6.791842	-16.38%	9,887	2002
	8.683765	8.121795	-6.47%	41,669	2001
	10.000000	8.683765	-13.16%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.066801	25.703155	34.81%	62,483	2006
	14.569246	19.066801	30.87%	85,815	2005
	12.229998	14.569246	19.13%	88,212	2004
	7.503370	12.229998	62.99%	86,102	2003
	10.000000	7.503370	-24.97%	54,322	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.075619	17.748949	35.74%	17,271	2006
	12.447637	13.075619	5.04%	23,847	2005
	9.710005	12.447637	28.19%	33,486	2004
	7.926832	9.710005	22.50%	3,373	2003
	10.000000	7.926832	-20.73%	755	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	15.017832	19.697626	31.16%	52,355	2006
	11.694054	15.017832	28.42%	46,833	2005
	10.366220	11.694054	12.81%	15,806	2004
	7.764530	10.366220	33.51%	9,511	2003
	10.000000	7.764530	-22.35%	4,642	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.606861	16.897939	24.19%	3,327	2006
	11.557498	13.606861	17.73%	8,263	2005
	10.128863	11.557498	14.10%	12,719	2004
	7.546232	10.128863	34.22%	13,166	2003
	10.252768	7.546232	-26.40%	25,037	2002
	12.802092	10.252768	-19.91%	25,317	2001
	14.799960	12.802092	-13.50%	20,669	2000
	12.204564	14.799960	21.27%	14,216	1999
	10.000000	12.204564	22.05%	0	1998*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.219188	22.613305	24.12%	6,927	2006
	15.475126	18.219188	17.73%	9,990	2005
	13.562236	15.475126	14.10%	5,612	2004
	10.000000	13.562236	35.62%	2,090	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.851685	12.016910	10.74%	150,126	2006
	10.727032	10.851685	1.16%	187,906	2005
	10.022752	10.727032	7.03%	224,135	2004
	8.579903	10.022752	16.82%	229,638	2003
	9.918634	8.579903	-13.50%	168,156	2002
	10.438746	9.918634	-4.98%	97,796	2001
	10.618109	10.438746	-1.69%	58,546	2000
	10.670741	10.618109	-0.49%	17,483	1999
	10.000000	10.670741	6.71%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.369821	15.649135	1.82%	51,836	2006
	14.413376	15.369821	6.64%	64,283	2005
	12.882319	14.413376	11.88%	91,093	2004
	9.725788	12.882319	32.46%	101,485	2003
	14.778663	9.725788	-34.19%	100,810	2002
	16.803658	14.778663	-12.05%	74,348	2001
	20.318124	16.803658	-17.30%	29,661	2000
	10.000000	20.318124	103.18%	436	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.673774	34.336874	15.71%	135,023	2006
	29.181930	29.673774	1.69%	170,069	2005
	25.218705	29.181930	15.72%	219,375	2004
	16.297452	25.218705	54.74%	249,459	2003
	22.681958	16.297452	-28.15%	236,769	2002
	17.925387	22.681958	26.54%	175,877	2001
	16.339365	17.925387	9.71%	31,281	2000
	12.956203	16.339365	26.11%	12,557	1999
	10.000000	12.956203	29.56%	0	1998*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.120487	27.765664	10.53%	100,416	2006
	22.670814	25.120487	10.81%	142,314	2005
	19.308104	22.670814	17.42%	177,.450	2004
	13.879545	19.308104	39.11%	175,450	2003
	17.018889	13.879545	-18.45%	159,918	2002
	18.493168	17.018889	-7.97%	120,126	2001
	17.213333	18.493168	7.44%	61,277	2000
	12.115436	17.213333	42.08%	12,562	1999
	10.000000	12.115436	21.15%	0	1998*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.109285	19.124404	18.72%	4,551	2006
	14.688267	16.109285	9.67%	9,350	2005
	12.292215	14.688267	19.49%	6,163	2004
	8.808359	12.292215	39.55%	3,880	2003
	10.000000	8.808359	-11.92%	239	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.949779	13.120637	1.32%	37,615	2006
	12.106650	12.949779	6.96%	18,603	2005
	11.379720	12.106650	6.39%	15,100	2004
	8.433972	11.379720	34.93%	11,137	2003
	10.000000	8.433972	-15.66%	2,515	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.958151	3.244266	9.67%	0	2006
	3.014096	2.958151	-1.86%	0	2005
	2.929016	3.014096	2.90%	0	2004
	1.912655	2.929016	53.14%	3,562	2003
	3.388600	1.912655	-43.56%	3,562	2002
	5.997839	3.388600	-43.50%	4,184	2001
	10.000000	5.997839	-40.02%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	11.012312	12.068039	9.59%	5,214	2006
	11.220122	11.012312	-1.85%	4,225	2005
	10.907006	11.220122	2.87%	7,668	2004
	7.124249	10.907006	53.10%	3,061	2003
	10.000000	7.124249	-28.76%	76	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.739345	12.987757	1.95%	319,813	2006
	12.505084	12.739345	1.87%	358,307	2005
	12.275758	12.505084	1.87%	455,979	2004
	12.199721	12.275758	0.62%	651,797	2003
	11.142753	12.199721	9.49%	988,131	2002
	10.531983	11.142753	5.80%	487,205	2001
	9.485894	10.531983	11.03%	110,765	2000
	9.846859	9.485894	-3.67%	110,557	1999
	10.000000	9.846859	-1.53%	0	1998*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.782293	7.103661	4.74%	25,252	2006
	6.455208	6.782293	5.07%	36,600	2005
	6.050040	6.455208	6.70%	31,089	2004
	4.620133	6.050040	30.95%	43,110	2003
	6.570618	4.620133	-29.68%	43,089	2002
	9.269045	6.570618	-29.11%	73,201	2001
	12.788549	9.269045	-27.52%	70,735	2000
	12.431774	12.788549	2.87%	50,973	1999
	10.000000	12.431774	24.32%	51	1998*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.115251	11.641531	4.73%	146,501	2006
	10.906285	11.115251	1.92%	162,160	2005
	10.564049	10.906285	3.24%	114,460	2004
	9.923961	10.564049	6.45%	114,826	2003
	10.000000	9.923961	-0.76%	147,559	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.636906	12.447195	6.96%	86,526	2006
	11.289284	11.636906	3.08%	87,462	2005
	10.679239	11.289284	5.71%	108,689	2004
	9.521061	10.679239	12.16%	110,936	2003
	10.000000	9.521061	-4.79%	93,272	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.003325	13.186120	9.85%	301,072	2006
	11.549873	12.003325	3.93%	335,589	2005
	10.688646	11.549873	8.06%	291,046	2004
	9.025163	10.688646	18.43%	282,540	2003
	10.000000	9.025163	-9.75%	309,777	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.518467	14.145692	13.00%	139,587	2006
	11.851157	12.518467	5.63%	166,174	2005
	10.717277	11.851157	10.58%	255,241	2004
	8.578257	10.717277	24.94%	158,305	2003
	10.000000	8.578257	-14.22%	181,244	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.818377	14.778924	15.29%	38,304	2006
	12.038453	12.818377	6.48%	69,012	2005
	10.702064	12.038453	12.49%	59,594	2004
	8.226725	10.702064	30.09%	48,181	2003
	10.000000	8.226725	-17.73%	8,104	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	14.012437	15.193402	8.43%	34,308	2006
	12.942757	14.012437	8.26%	51,968	2005
	11.375146	12.942757	13.78%	77,019	2004
	8.228218	11.375146	38.25%	68,477	2003
	13.242999	8.228218	-37.87%	42,201	2002
	19.264494	13.242999	-31.26%	40,491	2001
	23.075929	19.264494	-16.52%	33,087	2000
	12.660760	23.075929	82.26%	8,177	1999
	10.000000	12.660760	26.61%	0	1998*

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	11.137564	11.485385	3.12%	589,758	2006
	10.996174	11.137564	1.29%	584,525	2005
	11.056941	10.996174	-0.55%	536,817	2004
	11.138565	10.056941	-0.73%	649,503	2003
	11.155845	11.138565	-0.15%	1,639,655	2002
	10.916008	11.155845	2.20%	2,044,393	2001
	10.435669	10.916008	4.60%	281,448	2000
	10.089342	10.435669	3.43%	255,650	1999
	10.000000	10.089342	0.89%	4,169	1998*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.790289	13.565472	-1.63%	11,117	2006
	12.481854	13.790289	10.48%	22,809	2005
	11.252208	12.481854	10.93%	13,600	2004
	7.484456	11.252208	50.34%	33,223	2003
	10.000000	7.484456	-25.16%	4,895	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.864484	8.64%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.080291	21.894163	21.09%	66,439	2006
	16.355551	18.080291	10.55%	67,852	2005
	13.786097	16.355551	18.64%	37,983	2004
	10.000000	13.786097	37.86%	4,837	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.651820	24.556798	8.41%	155,959	2006
	20.482702	22.651820	10.59%	186,766	2005
	17.940543	20.482702	14.17%	210,862	2004
	13.505833	17.940543	32.84%	186,315	2003
	16.164624	13.505833	-16.45%	148,168	2002
	16.603938	16.164624	-2.65%	94,355	2001
	14.608445	16.603938	13.66%	35,419	2000
	12.246138	14.608445	19.29%	2,985	1999
	10.000000	12.246138	22.46%	0	1998*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.500702	14.013068	12.10%	116,286	2006
	11.793631	12.500702	6.00%	151,712	2005
	10.892809	11.793631	8.27%	168,999	2004
	8.659317	10.892809	25.79%	214,895	2003
	10.621089	8.659317	-18.47%	236,489	2002
	12.210612	10.621089	-13.02%	240,820	2001
	12.644908	12.210612	-3.43%	111,353	2000
	11.985762	12.644908	5.50%	58,897	1999
	10.000000	11.985762	19.86%	265	1998*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.410316	16.508469	14.56%	12,667	2006
	13.242898	14.410316	8.82%	9,319	2005
	11.302428	13.242898	17.17%	8,256	2004
	9.122198	11.302428	23.90%	8,639	2003
	10.000000	9.122198	-8.78%	7,553	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.069113	13.800459	14.35%	53,337	2006
	11.735400	12.069113	2.84%	59,886	2005
	10.124293	11.735400	15.91%	83,487	2004
	7.808298	10.124293	29.66%	60,584	2003
	10.573946	7.808298	-26.16%	61,930	2002
	12.202501	10.573946	-13.35%	29,682	2001
	13.838584	12.202501	-11.82%	20,756	2000
	11.838823	13.838584	16.89%	4,734	1999
	10.000000	11.838823	18.39%	0	1998*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.618583	14.085245	3.43%	133,129	2006
	13.509902	13.618583	0.80%	171,123	2005
	12.854836	13.509902	5.10%	182,873	2004
	11.622486	12.854836	10.60%	173,191	2003
	10.989466	11.622486	5.76%	167,293	2002
	10.692772	10.989466	2.77%	105,035	2001
	10.258279	10.692772	4.24%	59,611	2000
	10.239367	10.258279	0.18%	15,348	1999
	10.000000	10.239367	2.39%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	16.006534	17.046145	6.49%	245,745	2006
	15.437819	16.006534	3.68%	294,215	2005
	14.633993	15.437819	5.49%	376,485	2004
	11.328575	14.633993	29.18%	414,563	2003
	15.700970	11.328575	-27.85%	433,912	2002
	18.207193	15.700970	-13.77%	413,340	2001
	18.497677	18.207193	-1.57%	122,853	2000
	13.236669	18.497677	39.75%	42,351	1999
	10.000000	13.236669	32.37%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.857869	13.767875	16.11%	251,845	2006
	10.515171	11.857869	12.77%	295,031	2005
	8.944883	10.515171	17.56%	351,150	2004
	6.339745	8.944883	41.09%	449,717	2003
	8.253527	6.339745	-23.19%	590,392	2002
	9.512275	8.253527	-13.23%	348,472	2001
	10.000000	9.512275	-4.88%	35,273	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.865932	21.904136	16.10%	150,919	2006
	16.725308	18.865932	12.80%	182,487	2005
	14.223775	16.725308	17.59%	199,623	2004
	10.000000	14.223775	42.24%	142,950	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.512796	5.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.351587	15.150935	13.48%	207,177	2006
	12.770576	13.351587	4.55%	262,003	2005
	11.826595	12.770576	7.98%	337,857	2004
	9.460540	11.826595	25.01%	374,490	2003
	11.810153	9.460540	-19.89%	314,127	2002
	13.326790	11.810153	-11.38%	300,263	2001
	14.807604	13.326790	-10.00%	150,622	2000
	12.332876	14.807604	20.07%	16,304	1999
	10.000000	12.332876	23.33%	0	1998*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.004288	0.04%	9,038	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.383114	16.640228	1.57%	70,927	2006
	14.784164	16.383114	10.82%	93,508	2005
	12.511950	14.784164	18.16%	119,500	2004
	10.098682	12.511950	23.90%	122,536	2003
	14.177025	10.098682	-28.77%	122,945	2002
	20.910873	14.177025	-32.20%	143,747	2001
	23.879534	20.910873	-12.43%	104,514	2000
	13.183516	23.879534	81.13%	2,681	1999
	10.000000	13.183516	31.84%	0	1998*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.547336	5.47%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.994446	9.94%	19,387	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.248738	2.49%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.406425	4.06%	5,258	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.348378	30.989172	9.32%	11,036	2006
	25.599081	28.348378	10.74%	11,196	2005
	23.577028	25.599081	8.58%	14,067	2004
	18.691227	23.577028	26.14%	28,390	2003
	17.347230	18.691227	7.75%	10,273	2002
	15.972670	17.347230	8.61%	2,322	2001
	14.534982	15.972670	9.89%	1,610	2000
	11.388309	14.534982	27.63%	676	1999
	10.000000	11.388309	13.88%	0	1998*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.934214	8.553348	7.80%	41,872	2006
	6.840662	7.934214	15.99%	44,619	2005
	5.702665	6.840662	19.96%	52,913	2004
	4.077618	5.702665	39.85%	44,893	2003
	6.004330	4.077618	-32.09%	41,473	2002
	8.611387	6.004330	-30.27%	28,192	2001
	10.000000	8.611387	-13.89%	2,065	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.008985	38.145000	36.19%	90,051	2006
	24.255162	28.008985	15.48%	96,099	2005
	18.026245	24.255162	34.55%	129,385	2004
	13.288079	18.026245	35.66%	123,182	2003
	13.576808	13.288079	-2.13%	101,519	2002
	12.530461	13.576808	8.35%	63,377	2001
	12.057366	12.530461	3.92%	19,668	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.653846	44.936453	37.61%	16,286	2006
	25.075792	32.653846	30.22%	17,624	2005
	20.191153	25.075792	24.19%	21,299	2004
	13.274041	20.191153	52.11%	29,007	2003
	13.857976	13.274041	-4.21%	30,469	2002
	14.308006	13.857976	-3.15%	20,943	2001
	24.947866	14.308006	-42.65%	11,621	2000
	12.626347	24.947866	97.59%	10,013	1999
	10.000000	12.626347	26.26%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.409772	22.589129	37.66%	16,083	2006
	12.614189	16.409772	30.09%	18,552	2005
	10.000000	12.614189	26.14%	11,787	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.841712	35.422343	22.82%	3,787	2006
	19.275174	28.841712	49.63%	5,647	2005
	15.728084	19.275174	22.55%	9,209	2004
	11.011517	15.728084	42.83%	12,314	2003
	11.487829	11.011517	-4.15%	8,584	2002
	13.004291	11.487829	-11.66%	7,036	2001
	11.832203	13.004291	9.91%	6,492	2000
	9.912267	11.832203	19.37%	3,852	1999
	10.000000	9.912267	-0.88%	0	1998*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.654364	22.918869	22.86%	34,431	2006
	12.471404	18.654364	49.58%	45,314	2005
	10.000000	12.471404	24.71%	12,093	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.261190	12.467052	10.71%	174,229	2006
	10.580589	11.261190	6.43%	225,692	2005
	9.072318	10.580589	16.62%	306,467	2004
	6.712333	9.072318	35.16%	361,225	2003
	9.297902	6.712333	-27.81%	404,030	2002
	9.766196	9.297902	-4.80%	317,100	2001
	10.000000	9.766196	-2.34%	29,157	2000*

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.000000	10.633901	6.34%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.000000	9.872617	-1.27%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.000000	10.074567	0.75%	14,074	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.507947	15.595327	15.45%	115,651	2006
	13.092858	13.507947	3.17%	133,174	2005
	11.751833	13.092858	11.41%	147,460	2004
	9.213961	11.751833	27.54%	137,995	2003
	11.590032	9.213961	-20.50%	115,407	2002
	12.827110	11.590032	-9.64%	96,144	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.618248	16.788644	23.28%	1,264	2006
	12.194706	13.618248	11.67%	1,275	2005
	10.761728	12.194706	13.32%	2,207	2004
	8.765875	10.761728	22.77%	3,313	2003
	11.165028	8.765875	-21.49%	6,162	2002
	15.989500	11.165028	-30.17%	7,218	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.488975	15.396464	23.28%	21,434	2006
	11.198692	12.488975	11.52%	28,361	2005
	9.869319	11.198692	13.47%	34,142	2004
	8.038975	9.869319	22.77%	32,566	2003
	10.000000	8.038975	-19.61%	37,262	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.049729	10.50%	2,642	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.780529	10.281760	-4.63%	13,201	2006
	10.701406	10.780529	0.74%	23,523	2005
	9.806428	10.701406	9.13%	20,881	2004
	7.962903	9.806428	23.15%	16,304	2003
	10.000000	7.962903	-20.37%	1,726	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.263666	21.367955	17.00%	153,529	2006
	17.634549	18.263666	3.57%	188,944	2005
	15.642757	17.634549	12.73%	190,130	2004
	12.302130	15.642757	27.15%	199,685	2003
	14.279045	12.302130	-13.84%	160,497	2002
	12.836968	14.279045	11.23%	87,075	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.537208	-4.63%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.685142	10.703194	0.17%	53,407	2006
	10.669705	10.685142	0.14%	76,506	2005
	10.226939	10.669705	4.33%	65,652	2004
	10.000000	10.226939	2.27%	24,270	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.647317	16.349896	11.62%	0	2006
	12.789837	14.647317	14.52%	0	2005
	10.993691	12.789837	16.34%	0	2004
	7.550966	10.993691	45.59%	0	2003
	11.631260	7.550966	-35.08%	0	2002
	16.531655	11.631260	-29.64%	0	2001

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.276592	15.533225	17.00%	0	2006
	11.465130	13.276592	15.80%	0	2005
	10.133890	11.465130	13.14%	0	2004
	7.722272	10.133890	31.23%	0	2003
	9.778400	7.722272	-21.03%	0	2002
	12.760667	9.778400	-23.37%	0	2001

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.580933	17.159437	17.68%	0	2006
	13.673823	14.580933	6.63%	0	2005
	12.455106	13.673823	9.78%	0	2004
	10.092195	12.455106	23.41%	0	2003
	13.309568	10.092195	-24.17%	0	2002
	13.373210	13.309568	-0.48%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.125399	14.807242	12.81%	28,852	2006
	12.413331	13.125399	5.74%	45,447	2005
	10.329023	12.413331	20.18%	53,403	2004
	7.603070	10.329023	35.85%	40,196	2003
	10.000000	7.603070	-23.97%	10,571	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.218827	11.003223	7.68%	6,604	2006
	10.001884	10.218827	2.17%	15,567	2005
	9.550729	10.001884	4.72%	26,667	2004
	7.687264	9.550729	24.24%	16,854	2003
	10.972704	7.687264	-29.94%	4,023	2002
	14.374715	10.972704	-23.67%	4,257	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.516404	14.254382	13.89%	478,813	2006
	12.124769	12.516404	3.23%	556,423	2005
	11.114277	12.124769	9.09%	615,191	2004
	8.781243	11.114277	26.57%	751,431	2003
	11.471393	8.781243	-23.45%	522,055	2002
	13.249172	11.471393	-13.42%	381,522	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.464569	14.315710	14.85%	44,490	2006
	12.110835	12.464569	2.92%	58,136	2005
	11.692755	12.110835	3.58%	68,826	2004
	9.786828	11.692755	19.47%	69,624	2003
	11.917939	9.786828	-17.88%	77,065	2002
	13.329025	11.917939	-10.59%	91,738	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.298546	2.99%	485	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.869267	13.216733	2.70%	251,502	2006
	12.884321	12.869267	-0.12%	324,841	2005
	12.610763	12.884321	2.17%	362,655	2004
	12.222015	12.610763	3.18%	453,900	2003
	11.340121	12.222015	7.78%	768,757	2002
	10.648571	11.340121	6.49%	220,079	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.868984	17.605402	18.40%	358,874	2006
	14.258511	14.868984	4.28%	413,584	2005
	12.983123	14.258511	9.82%	511,447	2004
	10.111588	12.983123	28.40%	507,922	2003
	12.355466	10.111588	-18.16%	368,323	2002
	13.203880	12.355466	-6.43%	223,515	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.878333	12.500955	5.24%	96,745	2006
	11.399783	11.878333	4.20%	116,356	2005
	11.196253	11.399783	1.82%	185,405	2004
	8.551687	11.196253	30.92%	208,417	2003
	12.425772	8.551687	-31.18%	137,066	2002
	15.318941	12.425772	-18.89%	111,173	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.373232	11.371725	9.63%	150,597	2006
	10.261209	10.373232	1.09%	181,969	2005
	9.506798	10.261209	7.94%	244,391	2004
	7.593653	9.506798	25.19%	309,122	2003
	7.432559	7.593653	2.17%	135,883	2002
	8.556624	7.432559	-13.14%	50,624	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.410290	17.922234	16.30%	7,350	2006
	13.136258	15.410290	17.31%	7,506	2005
	11.739347	13.136258	11.90%	13,050	2004
	8.313864	11.739347	41.20%	13,447	2003
	10.585490	8.313864	-21.46%	15,941	2002
	13.637938	10.585490	-22.38%	76,177	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.317604	16.651827	16.30%	89,626	2006
	12.209635	14.317604	17.26%	91,784	2005
	10.910427	12.209635	11.91%	97,961	2004
	7.724242	10.910427	41.25%	93,374	2003
	10.000000	7.724242	-22.76%	79,562	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.424638	20.272919	10.03%	232,859	2006
	15.991270	18.424638	15.22%	236,086	2005
	14.061341	15.991270	13.73%	207,952	2004
	11.110642	14.061341	26.56%	156,948	2003
	12.441038	11.110642	-10.69%	108,242	2002
	14.398684	12.441038	-13.60%	49,621	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.479364	10.777370	2.84%	31,337	2006
	10.411178	10.479364	0.65%	32,747	2005
	10.121844	10.411178	2.86%	22,889	2004
	10.000000	10.121844	1.22%	10,047	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.708462	10.080384	3.83%	7,607	2006
	9.044412	9.708462	7.34%	7,591	2005
	8.567950	9.044412	5.56%	9,728	2004
	6.701675	8.567950	27.85%	9,727	2003
	8.704709	6.701675	-23.01%	9,997	2002
	10.319040	8.704709	-15.64%	11,979	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.849935	-1.50%	5,542	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.154007	15.071219	14.58%	15,675	2006
	13.007940	13.154007	1.12%	17,874	2005
	11.573740	13.007940	12.39%	28,021	2004
	7.438892	11.573740	55.58%	19,507	2003
	10.000000	7.438892	-25.61%	3,128	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.370407	-6.30%	6,969	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.505459	5.05%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.525423	5.25%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.545563	5.46%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.112000	11.12%	13,939	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.150386	1.50%	4,745	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.662627	6.63%	539	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.850622	8.51%	3,384	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.442823	4.43%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.252465	14.115945	15.21%	20,291	2006
	11.377764	12.252465	7.69%	41,923	2005
	10.000000	11.377764	13.78%	31,704	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.948696	8.552224	7.59%	61,281	2006
	7.161930	7.948696	10.99%	68,758	2005
	6.157266	7.161930	16.32%	83,409	2004
	5.193752	6.157266	18.55%	86,255	2003
	6.265584	5.193752	-17.11%	99,857	2002
	8.129929	6.265584	-22.93%	92,028	2001

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.683574	3.916461	6.32%	548	2006
	3.348910	3.683574	9.99%	2,970	2005
	3.377335	3.348910	-0.84%	3,060	2004
	2.338439	3.377335	44.43%	4,343	2003
	4.015227	2.338439	-41.76%	5,598	2002
	6.497274	4.015227	-38.20%	10,658	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.223011	11.944978	6.43%	3,350	2006
	10.223851	11.223011	9.77%	4,524	2005
	10.283100	10.223851	-0.58%	7,988	2004
	7.088099	10.283100	45.08%	8,363	2003
	10.000000	7.088099	-29.12%	3,027	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.436859	16.884690	9.38%	2,448	2006
	14.115127	15.436859	9.36%	3,053	2005
	12.187076	14.115127	15.82%	1,365	2004
	10.000000	12.187076	21.87%	245	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.114282	13.209134	44.93%	10,133	2006
	7.005646	9.114282	30.10%	12,191	2005
	5.986432	7.005646	17.03%	18,318	2004
	4.512894	5.986432	32.65%	28,126	2003
	6.165048	4.512894	-26.80%	51,851	2002
	8.166613	6.165048	-24.51%	84,504	2001

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.635606	22.680304	45.06%	47,536	2006
	12.011186	15.635606	30.18%	39,257	2005
	10.261664	12.011186	17.05%	34,375	2004
	7.735029	10.261664	32.66%	36,414	2003
	10.000000	7.735029	-22.65%	30,182	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.944989	10.218181	2.75%	23,583	2006
	9.942308	9.944989	0.03%	34,020	2005
	10.005513	9.942308	-0.63%	50,530	2004
	10.000000	10.005513	0.06%	63,959	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	10.000000	11.057180	10.57%	16,020	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	10.000000	9.726615	-2.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.249820	18.166326	11.79%	33,021	2006
	15.204052	16.249820	6.88%	53,969	2005
	13.314277	15.204052	14.19%	66,344	2004
	10.248188	13.314277	29.92%	60,917	2003
	14.131442	10.248188	-27.48%	42,466	2002
	14.552749	14.131442	-2.90%	64,906	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.261339	2.61%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.373997	18.517799	13.09%	63,416	2006
	14.599562	16.373997	12.15%	76,330	2005
	12.730705	14.599562	14.68%	90,241	2004
	10.081358	12.730705	26.28%	83,231	2003
	14.470284	10.081358	-30.33%	69,149	2002
	19.477696	14.470284	-25.71%	72,859	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.233925	17.966714	10.67%	85,391	2006
	13.946856	16.233925	16.40%	103,567	2005
	11.888867	13.946856	17.31%	68,672	2004
	8.925645	11.888867	33.20%	70,895	2003
	11.933692	8.925645	-25.21%	58,935	2002
	12.456413	11.933692	-4.20%	52,726	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.173190	1.73%	413	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.882732	13.322362	12.12%	425	2006
	11.277640	11.882732	5.37%	0	2005
	10.000000	11.277640	12.78%	154	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.458763	4.59%	63,636	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.440837	4.41%	10,105	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.741225	7.41%	4,408	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.267965	2.68%	8,337	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.137103	14.327225	9.06%	37,339	2006
	13.013356	13.137103	0.95%	50,069	2005
	11.987751	13.013356	8.56%	92,590	2004
	9.943317	11.987751	20.56%	107,483	2003
	9.769394	9.943317	1.78%	63,747	2002
	9.507993	9.769394	2.75%	102,918	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.442736	11.388285	9.05%	31,678	2006
	10.000000	10.442736	4.43%	28,966	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.213353	23.205358	34.81%	35	2006
	13.161389	17.213353	30.79%	205	2005
	11.054993	13.161389	19.05%	223	2004
	6.784099	11.054993	62.95%	742	2003
	8.116661	6.784099	-16.42%	985	2002
	8.682706	8.116661	-6.52%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	19.031401	25.642476	34.74%	16,226	2006
	14.549538	19.031401	30.80%	40,385	2005
	12.219653	14.549538	19.07%	15,687	2004
	7.500827	12.219653	62.91%	4,175	2003
	10.000000	7.500827	-24.99%	2,157	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.049620	17.704716	35.67%	9,357	2006
	12.429161	13.049620	4.99%	3,775	2005
	9.700502	12.429161	28.13%	6,334	2004
	7.923073	9.700502	22.43%	3,612	2003
	10.000000	7.923073	-20.77%	167	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.989960	19.651130	31.10%	15,985	2006
	11.678247	14.989960	28.36%	11,927	2005
	10.357459	11.678247	12.75%	5,363	2004
	7.761892	10.357459	33.44%	1,729	2003
	10.000000	7.761892	-22.38%	1,512	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.556971	16.827483	24.12%	324	2006
	11.520951	13.556971	17.67%	636	2005
	10.101947	11.520951	14.05%	852	2004
	7.529984	10.101947	34.16%	1,958	2003
	10.235887	7.529984	-26.44%	2,914	2002
	12.787543	10.235887	-19.95%	998	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.194610	22.571390	24.06%	6,589	2006
	15.462062	18.194610	17.67%	10,834	2005
	13.557650	15.462062	14.05%	1,343	2004
	10.000000	13.557650	35.58%	1,177	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.811903	11.966797	10.68%	144,028	2006
	10.693113	10.811903	1.11%	205,945	2005
	9.996125	10.693113	6.97%	215,236	2004
	8.561448	9.996125	16.76%	229,211	2003
	9.902320	8.561448	-13.54%	112,448	2002
	10.426893	9.902320	-5.03%	74,526	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.318030	15.588507	1.77%	26,802	2006
	14.372068	15.318030	6.58%	30,524	2005
	12.851906	14.372068	11.83%	32,432	2004
	9.707740	12.851906	32.39%	37,573	2003
	14.758730	9.707740	-34.22%	37,514	2002
	16.798563	14.758730	-12.10%	15,835	2001

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.564986	34.193682	15.66%	48,067	2006
	29.089641	29.564986	1.63%	56,988	2005
	25.151693	29.089641	15.66%	86,601	2004
	16.262376	25.151693	54.66%	84,424	2003
	22.644645	16.262376	-28.18%	79,267	2002
	17.905028	22.644645	26.47%	48,595	2001

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	25.028404	27.649899	10.47%	88,247	2006
	22.599126	25.028404	10.75%	110,201	2005
	19.256799	22.599126	17.36%	109,482	2004
	13.849676	19.256799	39.04%	99,939	2003
	16.990870	13.849676	-18.49%	93,149	2002
	18.472168	16.990870	-8.02%	89,516	2001

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.077238	19.076719	18.66%	13,450	2006
	14.666465	16.077238	9.62%	16,972	2005
	12.280183	14.666465	19.43%	22,986	2004
	8.804197	12.280183	39.48%	6,332	2003
	10.000000	8.804197	-11.96%	1,135	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.924013	13.087919	1.27%	4,826	2006
	12.088675	12.924013	6.91%	11,364	2005
	11.368582	12.088675	6.33%	13,690	2004
	8.429985	11.368582	34.86%	13,114	2003
	10.000000	8.429985	-15.70%	3,198	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.950302	3.234018	9.62%	1,371	2006
	3.007625	2.950302	-1.91%	1,371	2005
	2.924207	3.007625	2.85%	1,371	2004
	1.910471	2.924207	53.06%	1,371	2003
	3.386452	1.910471	-43.58%	2,772	2002
	5.997100	3.386452	-43.53%	9,237	2001

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.991878	12.039567	9.53%	3,598	2006
	11.204967	10.991878	-1.90%	4,612	2005
	10.897796	11.204967	2.82%	7,558	2004
	7.121827	10.897796	53.02%	7,663	2003
	10.000000	7.121827	-28.78%	3,158	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.692608	12.933561	1.90%	180,184	2006
	12.465513	12.692608	1.82%	213,505	2005
	12.243119	12.465513	1.82%	226,966	2004
	12.173458	12.243119	0.57%	321,868	2003
	11.124403	12.173458	9.43%	616,020	2002
	10.519995	11.124403	5.75%	362,608	2001

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.757391	7.074000	4.69%	9,720	2006
	6.434764	6.757391	5.01%	9,888	2005
	6.033943	6.434764	6.64%	4,840	2004
	4.610169	6.033943	30.88%	291	2003
	6.559782	4.610169	-29.72%	3,525	2002
	9.258498	6.559782	-29.15%	3,774	2001

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.093142	11.612509	4.68%	43,209	2006
	10.890089	11.093142	1.86%	65,662	2005
	10.553714	10.890089	3.19%	76,870	2004
	9.919273	10.553714	6.40%	85,697	2003
	10.000000	9.919273	-0.81%	99,206	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.613758	12.416152	6.91%	181,274	2006
	11.272511	11.613758	3.03%	214,062	2005
	10.668780	11.272511	5.66%	212,112	2004
	9.516564	10.668780	12.11%	212,629	2003
	10.000000	9.516564	-4.83%	122,166	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.979453	13.153254	9.80%	384,897	2006
	11.532734	11.979453	3.87%	427,356	2005
	10.678199	11.532734	8.00%	442,274	2004
	9.020903	10.678199	18.37%	372,836	2003
	10.000000	9.020903	-9.79%	154,951	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.493570	14.110426	12.94%	126,876	2006
	11.833566	12.493570	5.58%	122,601	2005
	10.706793	11.833566	10.52%	126,060	2004
	8.574196	10.706793	24.87%	148,829	2003
	10.000000	8.574196	-14.26%	63,723	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.792856	14.742058	15.24%	8,062	2006
	12.020568	12.792856	6.42%	8,271	2005
	10.691584	12.020568	12.43%	9,983	2004
	8.222834	10.691584	30.02%	25,782	2003
	10.000000	8.222834	-17.77%	17,700	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	13.961048	15.130019	8.37%	25,809	2006
	12.901804	13.961048	8.21%	31,173	2005
	11.344898	12.901804	13.72%	40,738	2004
	8.210492	11.344898	38.18%	36,991	2003
	13.221187	8.210492	-37.90%	22,706	2002
	19.242613	13.221187	-31.29%	23,611	2001

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	11.096705	11.437465	3.07%	329,257	2006
	10.961374	11.096705	1.23%	366,203	2005
	11.027537	10.961374	-0.60%	343,261	2004
	11.114578	11.027537	-0.78%	569,823	2003
	11.137467	11.114578	-0.21%	866,880	2002
	10.903584	11.137467	2.15%	497,321	2001

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.762875	13.531665	-1.68%	11,588	2006
	12.463332	13.762875	10.43%	14,004	2005
	11.241194	12.463332	10.87%	9,902	2004
	7.480912	11.241194	50.27%	14,247	2003
	10.000000	7.480912	-25.19%	7,229	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.860812	8.61%	514	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.055902	21.853598	21.03%	18,956	2006
	16.341750	18.055902	10.49%	17,373	2005
	13.781443	16.341750	18.58%	22,097	2004
	10.000000	13.781443	37.81%	2,737	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.568763	24.454381	8.35%	116,919	2006
	20.417909	22.568763	10.53%	132,863	2005
	17.892866	20.417909	14.11%	127,705	2004
	13.476762	17.892866	32.77%	142,647	2003
	16.138025	13.476762	-16.49%	102,391	2002
	16.585077	16.138025	-2.70%	69,848	2001

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.454858	13.954626	12.04%	41,279	2006
	11.756316	12.454858	5.94%	67,378	2005
	10.863847	11.756316	8.22%	79,410	2004
	8.640665	10.863847	25.73%	83,002	2003
	10.603608	8.640665	-18.51%	63,624	2002
	12.196740	10.603608	-13.06%	56,232	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.381657	16.467303	14.50%	3,690	2006
	13.223238	14.381657	8.76%	3,842	2005
	11.291368	13.223238	17.11%	463	2004
	9.117886	11.291368	23.84%	463	2003
	10.000000	9.117886	-8.82%	463	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.024844	13.742893	14.29%	29,322	2006
	11.698262	12.024844	2.79%	35,770	2005
	10.097367	11.698262	15.85%	40,978	2004
	7.791482	10.097367	29.59%	27,435	2003
	10.556552	7.791482	-26.19%	7,345	2002
	12.188636	10.556552	-13.39%	1,747	2001

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.568574	14.026433	3.37%	98,185	2006
	13.467108	13.568574	0.75%	116,999	2005
	12.820626	13.467108	5.04%	129,297	2004
	11.597439	12.820626	10.55%	115,419	2003
	10.971350	11.597439	5.71%	83,045	2002
	10.680606	10.971350	2.72%	22,747	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.947833	16.975039	6.44%	123,741	2006
	15.388983	15.947833	3.63%	167,534	2005
	14.595104	15.388983	5.44%	217,502	2004
	11.304185	14.595104	29.11%	200,152	2003
	15.675123	11.304185	-27.88%	165,364	2002
	18.186519	15.675123	-13.81%	140,244	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.823860	13.721463	16.05%	111,291	2006
	10.490302	11.823860	12.71%	133,741	2005
	8.928255	10.490302	17.50%	168,356	2004
	6.331165	8.928255	41.02%	193,803	2003
	8.246547	6.331165	-23.23%	266,356	2002
	9.509088	8.246547	-13.28%	140,357	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.840442	21.863480	16.05%	80,783	2006
	16.711161	18.840442	12.74%	107,201	2005
	14.218957	16.711161	17.53%	161,217	2004
	10.000000	14.218957	42.19%	148,182	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.509264	5.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.302642	15.087777	13.42%	116,533	2006
	12.730190	13.302642	4.50%	133,731	2005
	11.795169	12.730190	7.93%	149,455	2004
	9.440180	11.795169	24.95%	156,352	2003
	11.790725	9.440180	-19.94%	131,124	2002
	13.311650	11.790725	-11.43%	83,548	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	10.000925	0.01%	2,173	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.323041	16.570821	1.52%	29,658	2006
	14.737397	16.323041	10.76%	49,558	2005
	12.478694	14.737397	18.10%	50,147	2004
	10.076931	12.478694	23.83%	34,284	2003
	14.153669	10.076931	-28.80%	21,624	2002
	20.887100	14.153669	-32.24%	13,016	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.543798	5.44%	1,971	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.990761	9.91%	14,403	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.245252	2.45%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.402929	4.03%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.244481	30.859988	9.26%	1,834	2006
	25.518160	28.244481	10.68%	3,131	2005
	23.514411	25.518160	8.52%	4,763	2004
	18.651037	23.514411	26.08%	9,254	2003
	17.318710	18.651037	7.69%	8,478	2002
	15.954543	17.318710	8.55%	358	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.911472	8.524521	7.75%	6,152	2006
	6.824496	7.911472	15.93%	4,210	2005
	5.692066	6.824496	19.89%	6,082	2004
	4.072095	5.692066	39.78%	4,869	2003
	5.999237	4.072095	-32.12%	4,796	2002
	8.608498	5.999237	-30.31%	2,849	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.906311	37.985982	36.12%	48,533	2006
	24.178463	27.906311	15.42%	66,775	2005
	17.978337	24.178463	34.49%	73,643	2004
	13.259472	17.978337	35.59%	76,284	2003
	13.554456	13.259472	-2.18%	56,374	2002
	12.516221	13.554456	8.30%	25,142	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.534103	44.749051	37.55%	750	2006
	24.996452	32.534103	30.15%	1,721	2005
	20.137470	24.996452	24.13%	1,761	2004
	13.245459	20.137470	52.03%	3,365	2003
	13.835162	13.245459	-4.26%	5,000	2002
	14.291739	13.835162	-3.19%	3,308	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.396002	22.558762	37.59%	9,115	2006
	12.609968	16.396002	30.02%	3,279	2005
	10.000000	12.609968	26.10%	1,692	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.735989	35.274668	22.75%	6,638	2006
	19.214216	28.735989	49.56%	6,646	2005
	15.686285	19.214216	22.49%	6,653	2004
	10.987828	15.686285	42.76%	34,415	2003
	11.468935	10.987828	-4.19%	7,472	2002
	12.989532	11.468935	-11.71%	6,733	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.638711	22.888068	22.80%	13,927	2006
	12.467222	18.638711	49.50%	16,780	2005
	10.000000	12.467222	24.67%	5,171	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.228889	12.425003	10.65%	99,483	2006
	10.555564	11.228889	6.38%	131,045	2005
	9.055451	10.555564	16.57%	159,295	2004
	6.703248	9.055451	35.09%	184,411	2003
	9.290050	6.703248	-27.84%	160,766	2002
	9.762926	9.290050	-4.84%	132,193	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.098741	13.466867	11.31%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.542118	12.064311	4.52%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	12.686383	14.535457	14.58%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.458402	15.530272	15.39%	742	2006
	13.051431	13.458402	3.12%	748	2005
	11.720585	13.051431	11.35%	1,200	2004
	9.194119	11.720585	27.48%	1,207	2003
	11.570948	9.194119	-20.54%	3,778	2002
	12.812521	11.570948	-9.69%	6,136	2001
	14.543892	12.812521	-11.90%	23,222	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.568283	16.718585	23.22%	2,103	2006
	12.156115	13.568283	11.62%	2,108	2005
	10.733117	12.156115	13.26%	2,114	2004
	8.747002	10.733117	22.71%	2,120	2003
	11.146637	8.747002	-21.53%	2,124	2002
	15.971330	11.146637	-30.21%	2,714	2001
	19.483474	15.971330	-18.03%	2,718	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.465763	15.360086	23.22%	2,856	2006
	11.183532	12.465763	11.47%	360	2005
	9.860964	11.183532	13.41%	363	2004
	8.036243	9.860964	22.71%	177	2003
	10.000000	8.036243	-19.64%	160	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.046020	10.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.760517	10.257482	-4.67%	0	2006
	10.686944	10.760517	0.69%	0	2005
	9.798135	10.686944	9.07%	0	2004
	7.960197	9.798135	23.09%	0	2003
	10.000000	7.960197	-20.40%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.196661	21.278799	16.94%	11,002	2006
	17.578743	18.196661	3.52%	10,856	2005
	15.601172	17.578743	12.68%	12,775	2004
	12.275645	15.601172	27.09%	11,007	2003
	14.255535	12.275645	-13.89%	12,445	2002
	12.823780	14.255535	11.18%	17,616	2001
	11.012072	12.822378	16.44%	1,731	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.534001	-4.66%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.670686	10.683311	0.12%	0	2006
	10.660662	10.670686	0.09%	0	2005
	10.223456	10.660662	4.28%	0	2004
	10.000000	10.223456	2.23%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.593545	16.281642	11.57%	0	2006
	12.749331	14.593545	14.47%	0	2005
	10.964435	12.749331	16.28%	0	2004
	7.534703	10.964435	45.52%	0	2003
	11.612109	7.534703	-35.11%	0	2002
	16.512879	11.612109	-29.68%	0	2001
	20.669425	16.512879	-20.11%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.227868	15.468398	16.94%	0	2006
	11.428826	13.227868	15.74%	0	2005
	10.106935	11.428826	13.08%	0	2004
	7.705625	10.106935	31.16%	0	2003
	9.762282	7.705625	-21.07%	0	2002
	12.746142	9.762282	-23.41%	0	2001
	17.452381	12.746142	-26.97%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.527470	17.087880	17.62%	0	2006
	13.630570	14.527470	6.58%	0	2005
	12.422011	13.630570	9.73%	0	2004
	10.070482	12.422011	23.35%	0	2003
	13.287675	10.070482	-24.21%	0	2002
	13.358023	13.287675	-0.53%	0	2001
	12.444575	13.358023	7.34%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.101031	14.772279	12.76%	0	2006
	12.396547	13.101031	5.68%	0	2005
	10.320294	12.396547	20.12%	0	2004
	7.600492	10.320294	35.78%	0	2003
	10.000000	7.600492	-24.00%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.181289	10.957272	7.62%	0	2006
	9.970177	10.181289	2.12%	571	2005
	9.525286	9.970177	4.67%	584	2004
	7.670681	9.525286	24.18%	584	2003
	10.954608	7.670681	-29.98%	584	2002
	14.358357	10.954608	-23.71%	584	2001
	16.375184	14.358357	-12.32%	1,533	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.470481	14.194908	13.83%	14,480	2006
	12.086394	12.470481	3.18%	14,779	2005
	11.084718	12.086394	9.04%	14,959	2004
	8.762333	11.084718	26.50%	15,326	2003
	11.452508	8.762333	-23.49%	16,016	2002
	13.234124	11.452508	-13.46%	17,008	2001
	14.801530	13.234124	-10.59%	19,118	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.418841	14.255975	14.79%	0	2006
	12.072519	12.418841	2.87%	0	2005
	11.661674	12.072519	3.52%	0	2004
	9.765754	11.661674	19.41%	0	2003
	11.898327	9.765754	-17.92%	0	2002
	13.313894	11.898327	-10.63%	0	2001
	13.597232	13.313894	-2.08%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.295091	2.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.825871	13.165512	2.65%	2,343	2006
	12.847380	12.825871	-0.17%	2,343	2005
	12.580977	12.847380	2.12%	11,002	2004
	12.199338	12.580977	3.13%	18,854	2003
	11.324824	12.199338	7.72%	33,621	2002
	10.639621	11.324824	6.44%	16,225	2001
	9.773948	10.639621	8.86%	2,343	2000

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.814417	17.531934	18.34%	18,945	2006
	14.213371	14.814417	4.23%	22,199	2005
	12.948586	14.213371	9.77%	25,860	2004
	10.089795	12.948586	28.33%	23,413	2003
	12.335099	10.089795	-18.20%	22,672	2002
	13.188860	12.335099	-6.47%	21,519	2001
	12.355641	13.188860	6.74%	8,314	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.834788	12.448828	5.19%	10,514	2006
	11.363725	11.834788	4.15%	10,557	2005
	11.166492	11.363725	1.77%	15,295	2004
	8.533273	11.166492	30.86%	16,615	2003
	12.405324	8.533273	-31.21%	19,291	2002
	15.301552	12.405324	-18.93%	20,533	2001
	17.457597	15.301552	-12.35%	34,964	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.335185	11.324289	9.57%	2,410	2006
	10.228738	10.335185	1.04%	2,420	2005
	9.481524	10.228738	7.88%	5,895	2004
	7.577300	9.481524	25.13%	8,272	2003
	7.420301	7.577300	2.12%	5,915	2002
	8.546878	7.420301	-13.18%	7,503	2001
	11.205978	8.546878	-23.73%	2,506	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.353778	17.847473	16.24%	1,467	2006
	13.094692	15.353778	17.25%	1,475	2005
	11.708141	13.094692	11.84%	3,901	2004
	8.295957	11.708141	41.13%	3,904	2003
	10.568057	8.295957	-21.50%	3,904	2002
	13.622435	10.568057	-22.42%	3,904	2001
	17.095933	13.622435	-20.32%	4,872	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.290986	16.612455	16.24%	1,847	2006
	12.193101	14.290986	17.21%	1,847	2005
	10.901182	12.193101	11.85%	1,847	2004
	7.721614	10.901182	41.18%	0	2003
	10.000000	7.721614	-22.78%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.357045	20.188342	9.98%	21,698	2006
	15.940662	18.357045	15.16%	16,942	2005
	14.023952	15.940662	13.67%	13,248	2004
	11.086716	14.023952	26.49%	12,012	2003
	12.420560	11.086716	-10.74%	14,548	2002
	14.382315	12.420560	-13.64%	15,899	2001
	15.643260	14.382315	-8.06%	8,910	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.465216	10.757370	2.79%	0	2006
	10.402383	10.465216	0.60%	0	2005
	10.118423	10.402383	2.81%	0	2004
	10.000000	10.118423	1.18%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.672813	10.038281	3.78%	368	2006
	9.015753	9.672813	7.29%	368	2005
	8.545136	9.015753	5.51%	1,177	2004
	6.687212	8.545136	27.78%	1,236	2003
	8.690341	6.687212	-23.05%	4,318	2002
	10.307281	8.690341	-15.69%	5,358	2001
	12.627255	10.307281	-18.37%	21,095	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.846616	-1.53%	656	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.129617	15.035657	14.52%	607	2006
	12.990391	13.129617	1.07%	788	2005
	11.563978	12.990391	12.33%	990	2004
	7.436365	11.563978	55.51%	822	2003
	10.000000	7.436365	-25.64%	0	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.367249	-6.33%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.501921	5.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.521894	5.22%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.542019	5.42%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.108263	11.08%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.956702	16.090636	15.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.659039	6.59%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.846970	8.47%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.439316	4.39%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.242175	14.096964	15.15%	0	2006
	11.373957	12.242175	7.63%	0	2005
	10.000000	11.373957	13.74%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.924857	8.522247	7.54%	4,443	2006
	7.144059	7.924857	10.93%	4,949	2005
	6.145006	7.144059	16.26%	7,170	2004
	5.186035	6.145006	18.49%	7,297	2003
	6.259448	5.186035	-17.15%	11,418	2002
	8.126129	6.259448	-22.97%	12,243	2001
	10.000000	8.126129	-18.74%	25,017	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.672506	3.902724	6.27%	1,378	2006
	3.340536	3.672506	9.94%	1,378	2005
	3.370605	3.340536	-0.89%	1,378	2004
	2.334963	3.370605	44.35%	1,378	2003
	4.011291	2.334963	-41.79%	2,449	2002
	6.494235	4.011291	-38.23%	3,113	2001
	10.000000	6.494235	-35.06%	17,020	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.202161	11.916745	6.38%	326	2006
	10.210014	11.202161	9.72%	0	2005
	10.274404	10.210014	-0.63%	0	2004
	7.085688	10.274404	45.00%	0	2003
	10.000000	7.085688	-29.14%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.416025	16.853376	9.32%	0	2006
	14.103200	15.416025	9.31%	0	2005
	12.182950	14.103200	15.76%	0	2004
	10.000000	12.182950	21.83%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.086896	13.162790	44.85%	3,281	2006
	6.988123	9.086896	30.03%	3,281	2005
	5.974486	6.988123	16.97%	6,237	2004
	4.506173	5.974486	32.58%	6,237	2003
	6.159009	4.506173	-26.84%	6,237	2002
	8.162793	6.159009	-24.55%	8,459	2001
	10.000000	8.162793	-18.37%	11,348	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.606584	22.626781	44.98%	585	2006
	11.994950	15.606584	30.11%	692	2005
	10.252980	11.994950	16.99%	773	2004
	7.732399	10.252980	32.60%	590	2003
	10.000000	7.732399	-22.68%	619	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.931551	10.199219	2.70%	2,161	2006
	9.933898	9.931551	-0.02%	2,161	2005
	10.002124	9.933898	-0.68%	2,161	2004
	10.000000	10.002124	0.02%	2,161	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.762021	15.156623	18.76%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	11.722254	12.159478	3.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.190246	18.090576	11.74%	2,469	2006
	15.155965	16.190246	6.82%	2,722	2005
	13.278896	15.155965	14.14%	4,808	2004
	10.226131	13.278896	29.85%	5,001	2003
	14.108196	10.226131	-27.52%	5,566	2002
	14.536223	14.108196	-2.94%	9,481	2001
	14.583938	14.536223	-0.33%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.257884	2.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.313911	18.440518	13.04%	695	2006
	14.553346	16.313911	12.10%	695	2005
	12.696840	14.553346	14.62%	695	2004
	10.059629	12.696840	26.22%	695	2003
	14.446438	10.059629	-30.37%	695	2002
	19.455564	14.446438	-25.75%	723	2001
	21.331920	19.455564	-8.80%	1,092	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.174366	17.891745	10.62%	2,293	2006
	13.902722	16.174366	16.34%	1,769	2005
	11.857262	13.902722	17.25%	0	2004
	8.906424	11.857262	33.13%	0	2003
	11.914038	8.906424	-25.24%	0	2002
	12.442244	11.914038	-4.25%	0	2001
	12.536312	12.442244	-0.75%	0	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.169770	1.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.402412	13.897962	12.06%	0	2006
	11.776812	12.402412	5.31%	0	2005
	10.549163	11.776812	11.64%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.437325	4.37%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.264514	2.65%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.088926	14.267463	9.00%	5,564	2006
	12.972189	13.088926	0.90%	8,182	2005
	11.955882	12.972189	8.50%	13,660	2004
	9.921909	11.955882	20.50%	14,151	2003
	9.753315	9.921909	1.73%	4,127	2002
	9.497186	9.753315	2.70%	22,890	2001
	10.505688	9.497186	-9.60%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.439233	11.378717	9.00%	0	2006
	10.000000	10.439233	4.39%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.167614	23.132005	34.74%	0	2006
	13.133057	17.167614	30.72%	0	2005
	11.036792	13.133057	18.99%	0	2004
	6.776365	11.036792	62.87%	0	2003
	8.111518	6.776365	-16.46%	0	2002
	8.681644	8.111518	-6.57%	0	2001
	10.000000	8.681644	-13.18%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.996097	25.581976	34.67%	2,341	2006
	14.529882	18.996097	30.74%	804	2005
	12.209330	14.529882	19.01%	0	2004
	7.498277	12.209330	62.83%	0	2003
	10.000000	7.498277	-25.02%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	13.023618	17.660508	35.60%	0	2006
	12.410677	13.023618	4.94%	0	2005
	9.690988	12.410677	28.06%	0	2004
	7.919326	9.690988	22.37%	0	2003
	10.000000	7.919326	-20.81%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.962124	19.604737	31.03%	0	2006
	11.662449	14.962124	28.29%	0	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	0	2003
	10.219036	7.513762	-26.47%	0	2002
	12.773009	10.219036	-20.00%	0	2001
	14.781243	12.773009	-13.59%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.170038	22.529507	23.99%	0	2006
	15.448981	18.170038	17.61%	0	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.772222	11.916855	10.63%	1,287	2006
	10.659252	10.772222	1.06%	1,252	2005
	9.969522	10.659252	6.92%	1,172	2004
	8.543005	9.969522	16.70%	1,188	2003
	9.886012	8.543005	-13.58%	1,118	2002
	10.415037	9.886012	-5.08%	1,239	2001
	10.604669	10.415037	-1.79%	1,507	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.266316	15.528017	1.71%	1,338	2006
	14.330796	15.266316	6.53%	1,177	2005
	12.821504	14.330796	11.77%	2,595	2004
	9.689686	12.821504	32.32%	2,601	2003
	14.738777	9.689686	-34.26%	2,605	2002
	16.775454	14.738777	-12.14%	2,665	2001
	20.304522	16.775454	-17.38%	2,752	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.456548	34.051054	15.60%	887	2006
	28.997596	29.456548	1.58%	887	2005
	25.084829	28.997596	15.60%	887	2004
	16.227347	25.084829	54.58%	1,002	2003
	22.607355	16.227347	-28.22%	2,747	2002
	17.884672	22.607355	26.41%	7,348	2001
	16.318704	17.884672	9.60%	1,561	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.936594	27.534538	10.42%	2,852	2006
	22.527605	24.936594	10.69%	4,182	2005
	19.205589	22.527605	17.30%	4,380	2004
	13.819838	19.205589	38.97%	4,425	2003
	16.962886	13.819838	-18.53%	4,621	2002
	18.451164	16.962886	-8.07%	4,887	2001
	17.191574	18.451164	7.33%	1,912	2000

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.045220	19.029099	18.60%	0	2006
	14.644667	16.045220	9.56%	0	2005
	12.268146	14.644667	19.37%	0	2004
	8.800026	12.268146	39.41%	0	2003
	10.000000	8.800026	-12.00%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.898297	13.055277	1.22%	0	2006
	12.070721	12.898297	6.86%	0	2005
	11.357455	12.070721	6.28%	0	2004
	8.426002	11.357455	34.79%	0	2003
	10.000000	8.426002	-15.74%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.942465	3.223804	9.56%	305	2006
	3.001143	2.942465	-1.96%	318	2005
	2.919387	3.001143	2.80%	332	2004
	1.908285	2.919387	52.98%	345	2003
	3.384294	1.908285	-43.61%	357	2002
	5.996363	3.384294	-43.56%	377	2001
	10.000000	5.996363	-40.04%	430	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.971442	12.011106	9.48%	0	2006
	11.189794	10.971442	-1.95%	0	2005
	10.888566	11.189794	2.77%	0	2004
	7.119398	10.888566	52.94%	0	2003
	10.000000	7.119398	-28.81%	0	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.646037	12.879601	1.85%	271	2006
	12.426052	12.646037	1.77%	271	2005
	12.210544	12.426052	1.76%	271	2004
	12.147237	12.210544	0.52%	271	2003
	11.106073	12.147237	9.37%	271	2002
	10.508016	11.106073	5.69%	271	2001
	9.473867	10.508016	10.92%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.732585	7.044463	4.63%	202	2006
	6.414387	6.732585	4.96%	210	2005
	6.017884	6.414387	6.59%	219	2004
	4.600232	6.017884	30.82%	228	2003
	6.548971	4.600232	-29.76%	236	2002
	9.247972	6.548971	-29.18%	249	2001
	12.772360	9.247972	-27.59%	284	2000

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.071052	11.583512	4.63%	0	2006
	10.873912	11.071052	1.81%	0	2005
	10.543381	10.873912	3.13%	0	2004
	9.914588	10.543381	6.34%	0	2003
	10.000000	9.914588	-0.85%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.590666	12.385198	6.85%	0	2006
	11.255804	11.590666	2.98%	0	2005
	10.658362	11.255804	5.61%	0	2004
	9.512081	10.658362	12.05%	0	2003
	10.000000	9.512081	-4.88%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.955598	13.120417	9.74%	0	2006
	11.515594	11.955598	3.82%	0	2005
	10.667735	11.515594	7.95%	0	2004
	9.016631	10.667735	18.31%	0	2003
	10.000000	9.016631	-9.83%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.468670	14.075186	12.88%	0	2006
	11.815958	12.468670	5.52%	0	2005
	10.696293	11.815958	10.47%	0	2004
	8.570137	10.696293	24.81%	0	2003
	10.000000	8.570137	-14.30%	0	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.767402	14.705289	15.18%	0	2006
	12.002712	12.767402	6.37%	0	2005
	10.681108	12.002712	12.37%	0	2004
	8.218945	10.681108	29.96%	0	2003
	10.000000	8.218945	-17.81%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	13.909800	15.066855	8.32%	0	2006
	12.860947	13.909800	8.16%	0	2005
	11.314710	12.860947	13.67%	0	2004
	8.192786	11.314710	38.11%	0	2003
	13.199389	8.192786	-37.93%	0	2002
	19.220739	13.199389	-31.33%	0	2001
	23.046789	19.220739	-16.60%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	11.055984	11.389731	3.02%	2,388	2006
	10.926674	11.055984	1.18%	2,388	2005
	10.998203	10.926674	-0.65%	2,388	2004
	11.090636	10.998203	-0.83%	3,555	2003
	11.119112	11.090636	-0.26%	8,539	2002
	10.891167	11.119112	2.09%	10,306	2001
	10.422427	10.891167	4.50%	20,395	2000

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.735472	13.497892	-1.73%	0	2006
	12.444811	13.735472	10.37%	0	2005
	11.230190	12.444811	10.82%	0	2004
	7.477365	11.230190	50.19%	0	2003
	10.000000	7.477365	-25.23%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.031528	21.813054	20.97%	725	2006
	16.327943	18.031528	10.43%	602	2005
	13.776777	16.327943	18.52%	368	2004
	10.000000	13.776777	37.77%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.485972	24.352351	8.30%	256	2006
	20.353296	22.485972	10.48%	256	2005
	17.845279	20.353296	14.05%	256	2004
	13.447730	17.845279	32.70%	26	2003
	16.111432	13.447730	-16.53%	26	2002
	16.566203	16.111432	-2.75%	26	2001
	14.589957	16.566203	13.55%	571	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.409166	13.896397	11.98%	26,658	2006
	11.719115	12.409166	5.89%	26,667	2005
	10.834968	11.719115	8.16%	26,635	2004
	8.622061	10.834968	25.67%	26,621	2003
	10.586142	8.622061	-18.55%	29,797	2002
	12.182869	10.586142	-13.11%	32,784	2001
	12.628895	12.182869	-3.53%	32,951	2000

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.353066	16.426263	14.44%	400	2006
	13.203617	14.353066	8.71%	400	2005
	11.280331	13.203617	17.05%	400	2004
	9.113577	11.280331	23.78%	0	2003
	10.000000	9.113577	-8.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	11.980731	13.685555	14.23%	932	2006
	11.661238	11.980731	2.74%	1,864	2005
	10.070517	11.661238	15.80%	1,864	2004
	7.774693	10.070517	29.53%	1,864	2003
	10.539153	7.774693	-26.23%	1,864	2002
	12.174767	10.539153	-13.43%	0	2001
	13.821079	12.174767	-11.91%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.518819	13.967937	3.32%	1,866	2006
	13.424511	13.518819	0.70%	3,940	2005
	12.786566	13.424511	4.99%	8,196	2004
	11.572500	12.786566	10.49%	8,089	2003
	10.953304	11.572500	5.65%	11,629	2002
	10.668471	10.953304	2.67%	13,572	2001
	10.245290	10.668471	4.13%	9,951	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.889314	16.904209	6.39%	22,894	2006
	15.340269	15.889314	3.58%	29,720	2005
	14.556280	15.340269	5.39%	31,635	2004
	11.279831	14.556280	29.05%	31,941	2003
	15.649321	11.279831	-27.92%	32,911	2002
	18.165855	15.649321	-13.85%	33,716	2001
	18.474301	18.165855	-1.67%	26,526	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.789981	13.675231	15.99%	14,516	2006
	10.465531	11.789981	12.66%	15,042	2005
	8.911680	10.465531	17.44%	18,689	2004
	6.322604	8.911680	40.95%	19,556	2003
	8.239576	6.322604	-23.27%	24,217	2002
	9.505903	8.239576	-13.32%	27,466	2001
	10.000000	9.505903	-4.94%	18,009	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.815041	21.822967	15.99%	294	2006
	16.697062	18.815041	12.68%	2,208	2005
	14.214155	16.697062	17.47%	2,568	2004
	10.000000	14.214155	42.14%	2,900	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.505732	5.06%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.253841	15.024833	13.36%	25,940	2006
	12.689909	13.253841	4.44%	26,180	2005
	11.763806	12.689909	7.87%	27,745	2004
	9.419845	11.763806	24.88%	28,131	2003
	11.771303	9.419845	-19.98%	31,958	2002
	13.296520	11.771303	-11.47%	36,117	2001
	14.788879	13.296520	-10.09%	43,969	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.997565	-0.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.263170	16.501698	1.47%	1,894	2006
	14.690755	16.263170	10.70%	1,845	2005
	12.445509	14.690755	18.04%	2,827	2004
	10.055227	12.445509	23.77%	2,855	2003
	14.130362	10.055227	-28.84%	3,383	2002
	20.863367	14.130362	-32.27%	3,689	2001
	23.849355	20.863367	-12.52%	10,426	2000

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.540261	5.40%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.987066	9.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.241763	2.42%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.399424	3.99%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.140902	30.731273	9.21%	98	2006
	25.437438	28.140902	10.63%	98	2005
	23.451931	25.437438	8.47%	98	2004
	18.610910	23.451931	26.01%	1,062	2003
	17.290213	18.610910	7.64%	317	2002
	15.936413	17.290213	8.50%	98	2001
	14.516616	15.936413	9.78%	67	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.888796	8.495782	7.69%	0	2006
	6.808374	7.888796	15.87%	0	2005
	5.681499	6.808374	19.83%	0	2004
	4.066580	5.681499	39.71%	0	2003
	5.994160	4.066580	-32.16%	0	2002
	8.605609	5.994160	-30.35%	0	2001
	10.000000	8.605609	-13.94%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.803974	37.827574	36.05%	1,852	2006
	24.101981	27.803974	15.36%	1,858	2005
	17.930553	24.101981	34.42%	1,866	2004
	13.230935	17.930553	35.52%	1,771	2003
	13.532141	13.230935	-2.23%	1,777	2002
	12.501983	13.532141	8.24%	1,788	2001
	12.033260	12.501983	3.90%	2,611	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.414752	44.562351	37.48%	659	2006
	24.917339	32.414752	30.09%	659	2005
	20.083913	24.917339	24.07%	659	2004
	13.216913	20.083913	51.96%	659	2003
	13.812362	13.216913	-4.31%	659	2002
	14.275487	13.812362	-3.24%	659	2001
	24.916384	14.275487	-42.71%	643	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.382210	22.528407	37.52%	0	2006
	12.605738	16.382210	29.96%	0	2005
	10.000000	12.605738	26.06%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.630638	35.127563	22.69%	0	2006
	19.153438	28.630638	49.48%	0	2005
	15.644606	19.153438	22.43%	0	2004
	10.964166	15.644606	42.69%	0	2003
	11.450041	10.964166	-4.24%	0	2002
	12.974758	11.450041	-11.75%	0	2001
	11.817233	12.974758	9.80%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.623055	22.857287	22.74%	0	2006
	12.463044	18.623055	49.43%	0	2005
	10.000000	12.463044	24.63%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.196668	12.383086	10.60%	649	2006
	10.530600	11.196668	6.33%	865	2005
	9.038605	10.530600	16.51%	1,125	2004
	6.694178	9.038605	35.02%	1,884	2003
	9.282194	6.694178	-27.88%	1,522	2002
	9.759650	9.282194	-4.89%	1,986	2001
	10.000000	9.759650	-2.40%	453	2000*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.279089	12.548182	11.25%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.302400	11.807776	4.47%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.879131	13.603656	14.52%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.409003	15.465441	15.34%	5,372	2006
	13.010107	13.409003	3.07%	5,744	2005
	11.689405	13.010107	11.30%	5,865	2004
	9.174309	11.689405	27.41%	7,480	2003
	11.551890	9.174309	-20.58%	6,974	2002
	12.797950	11.551890	-9.74%	4,521	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.518429	16.648726	23.16%	1,570	2006
	12.117584	13.518429	11.56%	1,663	2005
	10.704526	12.117584	13.20%	1,900	2004
	8.728132	10.704526	22.64%	2,231	2003
	11.128268	8.728132	-21.57%	2,958	2002
	15.953179	11.128268	-30.24%	2,274	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.442593	15.323780	23.16%	2,166	2006
	11.168399	12.442593	11.41%	2,619	2005
	9.852618	11.168399	13.35%	2,771	2004
	8.033520	9.852618	22.64%	2,287	2003
	10.000000	8.033520	-19.66%	2,589	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.042287	10.42%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.740502	10.233219	-4.72%	0	2006
	10.672474	10.740502	0.64%	0	2005
	9.789838	10.672474	9.02%	0	2004
	7.957490	9.789838	23.03%	0	2003
	10.000000	7.957490	-20.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.129889	21.190011	16.88%	10,745	2006
	17.523098	18.129889	3.46%	10,425	2005
	15.559667	17.523098	12.62%	14,685	2004
	12.249189	15.559667	27.03%	14,273	2003
	14.232053	12.249189	-13.93%	19,121	2002
	12.807784	14.232053	11.12%	4,602	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.530785	-4.69%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.656245	10.663455	0.07%	1,658	2006
	10.651623	10.656245	0.04%	1,033	2005
	10.219974	10.651623	4.22%	1,620	2004
	10.000000	10.219974	2.20%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.539998	16.213688	11.51%	0	2006
	12.708974	14.539998	14.41%	0	2005
	10.935270	12.708974	16.22%	0	2004
	7.518453	10.935270	45.45%	0	2003
	11.592951	7.518453	-35.15%	0	2002
	16.494084	11.592951	-29.71%	0	2001

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.179340	15.403857	16.88%	0	2006
	11.392661	13.179340	15.68%	0	2005
	10.080063	11.392661	13.02%	0	2004
	7.689031	10.080063	31.10%	0	2003
	9.746211	7.689031	-21.11%	0	2002
	12.731669	9.746211	-23.45%	0	2001

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.474136	17.016535	17.57%	0	2006
	13.587410	14.474136	6.53%	0	2005
	12.388960	13.587410	9.67%	0	2004
	10.048782	12.388960	32.29%	0	2003
	13.265780	10.048780	-24.25%	0	2002
	13.342824	13.265780	-0.58%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.076669	14.737340	12.70%	0	2006
	12.379750	13.076669	5.63%	0	2005
	10.311541	12.379750	20.06%	5,299	2004
	7.597901	10.311541	35.72%	12,473	2003
	10.000000	7.597901	-24.02%	14,159	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.143929	10.911525	7.57%	316	2006
	9.938626	10.143929	2.07%	288	2005
	9.499959	9.938626	4.62%	275	2004
	7.654150	9.499959	24.12%	268	2003
	10.936572	7.654150	-30.01%	244	2002
	14.342049	10.936572	-23.74%	213	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.424711	14.135644	13.77%	7,065	2006
	12.048127	12.424711	3.13%	14,164	2005
	11.055229	12.048127	8.98%	30,898	2004
	8.743455	11.055229	26.44%	36,563	2003
	11.433642	8.743455	-23.53%	37,117	2002
	13.219073	11.433642	-13.51%	8,402	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.373260	14.196462	14.74%	3,836	2006
	12.034289	12.373260	2.82%	3,808	2005
	11.630648	12.034289	3.47%	3,799	2004
	9.744716	11.630648	19.35%	3,941	2003
	11.878721	9.744716	-17.96%	5,210	2002
	13.298747	11.878721	-10.68%	2,694	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.291629	2.92%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.782592	13.114438	2.60%	5,975	2006
	12.810509	12.782592	-0.22%	7,000	2005
	12.551247	12.810509	2.07%	8,858	2004
	12.176693	12.551247	3.08%	12,560	2003
	11.309545	12.176693	7.67%	15,603	2002
	10.630687	11.309545	6.39%	3,271	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.760062	17.458770	18.28%	10,235	2006
	14.168390	14.760062	4.18%	11,131	2005
	12.914155	14.168390	9.71%	17,568	2004
	10.068066	12.914155	28.27%	18,572	2003
	12.314799	10.068066	-18.24%	21,161	2002
	13.173869	12.314799	-6.52%	2,456	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.791270	12.396773	5.14%	7,656	2006
	11.327678	11.791270	4.09%	8,155	2005
	11.136737	11.327678	1.71%	27,126	2004
	8.514851	11.136737	30.79%	24,183	2003
	12.384853	8.514851	-31.25%	26,883	2002
	15.284127	12.384853	-18.97%	1,602	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.297247	11.277015	9.51%	2,806	2006
	10.196357	10.297247	0.99%	2,322	2005
	9.456304	10.196357	7.83%	3,242	2004
	7.560980	9.456304	25.07%	3,770	2003
	7.408079	7.560980	2.06%	4,299	2002
	8.537159	7.408079	-13.23%	17,758	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.297418	17.772964	16.18%	0	2006
	13.053223	15.297418	17.19%	0	2005
	11.676982	13.053223	11.79%	0	2004
	8.278081	11.676982	41.06%	0	2003
	10.550644	8.278081	-21.54%	926	2002
	13.606956	10.550644	-22.46%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.264458	16.573237	16.19%	60	2006
	12.176620	14.264458	17.15%	60	2005
	10.891962	12.176620	11.79%	2,021	2004
	7.718997	10.891962	41.11%	2,062	2003
	10.000000	7.718997	-22.81%	2,030	2002*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.289700	20.104112	9.92%	6,260	2006
	15.890209	18.289700	15.10%	5,081	2005
	13.986657	15.890209	13.61%	7,160	2004
	11.062836	13.986657	26.43%	7,806	2003
	12.400091	11.062836	-10.78%	9,579	2002
	14.365961	12.400091	-13.68%	2,230	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.451062	10.737396	2.74%	0	2006
	10.393570	10.451062	0.55%	0	2005
	10.114979	10.393570	2.75%	300	2004
	10.000000	10.114979	1.15%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.637319	9.996390	3.73%	0	2006
	8.987214	9.637319	7.23%	0	2005
	8.522420	8.987214	5.45%	696	2004
	6.672816	8.522420	27.72%	615	2003
	8.676041	6.672816	-23.09%	661	2002
	10.295564	8.676041	-15.73%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.843302	-1.57%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.105208	15.000119	14.46%	0	2006
	12.972801	13.105208	1.02%	0	2005
	11.554180	12.972801	12.28%	192	2004
	7.433831	11.554180	55.43%	419	2003
	10.000000	7.433831	-25.66%	0	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.364090	-6.36%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.498392	4.98%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.518347	5.18%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.538472	5.38%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.104529	11.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.143557	1.44%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.655440	6.55%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.843323	8.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.435795	4.36%	594	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.231867	14.077968	15.09%	965	2006
	11.370133	12.231867	7.58%	965	2005
	10.000000	11.370133	13.70%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.901043	8.492349	7.48%	14,648	2006
	7.126209	7.901043	10.87%	14,657	2005
	6.132757	7.126209	16.20%	15,764	2004
	5.178331	6.132757	18.43%	16,033	2003
	6.253323	5.178331	-17.19%	18,154	2002
	8.122329	6.253323	-23.01%	5,055	2001

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.661446	3.888995	6.21%	0	2006
	3.332166	3.661446	9.88%	0	2005
	3.363865	3.332166	-0.94%	0	2004
	2.331479	3.363865	44.28%	0	2003
	4.007355	2.331479	-41.82%	1,207	2002
	6.491188	4.007355	-38.26%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.181353	11.888578	6.33%	133	2006
	10.196210	11.181353	9.66%	0	2005
	10.265717	10.196210	-0.68%	589	2004
	7.083279	10.265717	44.93%	575	2003
	10.000000	7.083279	-29.17%	136	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.395190	16.822080	9.27%	0	2006
	14.091268	15.395190	9.25%	0	2005
	12.178822	14.091268	15.70%	0	2004
	10.000000	12.178822	21.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.059618	13.116636	44.78%	0	2006
	6.970674	9.059618	29.97%	0	2005
	5.962587	6.970674	16.91%	0	2004
	4.499478	5.962587	32.52%	0	2003
	6.152979	4.499478	-26.87%	0	2002
	8.158972	6.152979	-24.59%	383	2001

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.577572	22.573286	44.91%	177	2006
	11.978709	15.577572	30.04%	240	2005
	10.244286	11.978709	16.93%	257	2004
	7.729765	10.244286	32.53%	278	2003
	10.000000	7.729765	-22.70%	247	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.918119	10.180267	2.64%	1,152	2006
	9.925486	9.918119	-0.07%	1,448	2005
	9.998725	9.925486	-0.73%	3,577	2004
	10.000000	9.998725	-0.01%	131	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.118222	14.384752	18.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.512331	14.009236	3.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.130788	18.015019	11.68%	1,172	2006
	15.107957	16.130788	6.77%	1,172	2005
	13.243553	15.107957	14.08%	5,724	2004
	10.204085	13.243553	29.79%	9,262	2003
	14.084942	10.204085	-27.55%	8,430	2002
	14.519679	14.084942	-2.99%	0	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.254427	2.54%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.253984	18.363480	12.98%	154	2006
	14.507227	16.253984	12.04%	160	2005
	12.663026	14.507227	14.56%	4,110	2004
	10.037926	12.663026	26.15%	4,115	2003
	14.422615	10.037926	-30.40%	4,820	2002
	19.433420	14.422615	-25.78%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.115010	17.817070	10.56%	1,651	2006
	13.858698	16.115010	16.28%	1,633	2005
	11.825710	13.858698	17.19%	1,867	2004
	8.887227	11.825710	33.06%	2,157	2003
	11.894405	8.887227	-25.28%	2,006	2002
	12.428094	11.894405	-4.29%	1,029	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.166351	1.66%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.451726	4.52%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.433824	4.34%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.734006	7.34%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.261053	2.61%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.040874	14.207908	8.95%	0	2006
	12.931102	13.040874	0.85%	581	2005
	11.924059	12.931102	8.45%	3,243	2004
	9.900524	11.924059	20.44%	3,260	2003
	9.737236	9.900524	1.68%	1,740	2002
	9.486372	9.737236	2.64%	13,181	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.435727	11.369143	8.94%	384	2006
	10.000000	10.435727	4.36%	563	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.121952	23.058810	34.67%	0	2006
	13.104750	17.121952	30.65%	0	2005
	11.018589	13.104750	18.93%	0	2004
	6.768606	11.018589	62.79%	0	2003
	8.106355	6.768606	-16.50%	0	2002
	8.680573	8.106355	-6.61%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.960812	25.521530	34.60%	128	2006
	14.510224	18.960812	30.67%	170	2005
	12.198995	14.510224	18.95%	649	2004
	7.495729	12.198995	62.75%	649	2003
	10.000000	7.495729	-25.04%	1,288	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.997702	17.616464	35.54%	0	2006
	12.392247	12.997702	4.89%	0	2005
	9.681501	12.392247	28.00%	0	2004
	7.915587	9.681501	22.31%	0	2003
	10.000000	7.915587	-20.84%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.934305	19.558384	30.96%	0	2006
	11.646653	14.934305	28.23%	0	2005
	10.339912	11.646653	12.64%	1,594	2004
	7.756602	10.339912	33.30%	1,282	2003
	10.000000	7.756602	-22.43%	1,282	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.457619	16.687268	24.00%	0	2006
	11.448092	13.457619	17.55%	0	2005
	10.048253	11.448092	13.93%	0	2004
	7.497562	10.048253	34.02%	0	2003
	10.202185	7.497562	-26.51%	0	2002
	12.758477	10.202185	-20.04%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	0	2005
	13.548477	15.435931	13.93%	0	2004
	10.000000	13.548477	35.48%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.732682	11.867112	10.57%	214	2006
	10.625505	10.732682	1.01%	674	2005
	9.943010	10.625505	6.86%	780	2004
	8.524600	9.943010	16.64%	821	2003
	9.869728	8.524600	-13.63%	1,007	2002
	10.403190	9.869728	-5.13%	92	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.214808	15.467798	1.66%	3,684	2006
	14.289660	15.214808	6.47%	3,678	2005
	12.791193	14.289660	11.71%	3,822	2004
	9.671672	12.791193	32.25%	236	2003
	14.718863	9.671672	-34.29%	733	2002
	16.761357	14.718863	-12.19%	0	2001

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.348465	33.908952	15.54%	4,862	2006
	28.905822	29.348465	1.53%	4,857	2005
	25.018122	28.905822	15.54%	7,523	2004
	16.192394	25.018122	54.51%	7,817	2003
	22.570133	16.192394	-28.26%	7,700	2002
	17.864340	22.570133	26.34%	391	2001

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.845062	27.419590	10.36%	3,191	2006
	22.456273	24.845062	10.64%	3,035	2005
	19.154484	22.456273	17.24%	3,758	2004
	13.790055	19.154484	38.90%	3,962	2003
	16.934952	13.790055	-18.57%	3,901	2002
	18.430186	16.934952	-8.11%	814	2001

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	16.013293	18.981633	18.54%	0	2006
	14.622915	16.013293	9.51%	0	2005
	12.256137	14.622915	19.31%	0	2004
	8.795864	12.256137	39.34%	0	2003
	10.000000	8.795864	-12.04%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.872588	13.022665	1.17%	122	2006
	12.052762	12.872588	6.80%	0	2005
	11.346316	12.052762	6.23%	0	2004
	8.422011	11.346316	34.72%	0	2003
	10.000000	8.422011	-15.78%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.934614	3.213573	9.51%	0	2006
	2.994660	2.934614	-2.01%	0	2005
	2.914558	2.994660	2.75%	0	2004
	1.906091	2.914558	52.91%	0	2003
	3.382136	1.906091	-43.64%	0	2002
	5.995625	3.382136	-43.59%	0	2001

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.951058	11.982716	9.42%	0	2006
	11.174663	10.951058	-2.00%	0	2005
	10.879360	11.174663	2.71%	0	2004
	7.116977	10.879360	52.86%	0	2003
	10.000000	7.116977	-28.83%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.599616	12.825824	1.80%	1,927	2006
	12.386709	12.599616	1.72%	3,344	2005
	12.178075	12.386709	1.71%	3,108	2004
	12.121079	12.178075	0.47%	3,210	2003
	11.087778	12.121079	9.32%	7,241	2002
	10.496056	11.087778	5.64%	1,039	2001

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.707862	7.015054	4.58%	0	2006
	6.394073	6.707862	4.91%	0	2005
	6.001871	6.394073	6.53%	0	2004
	4.590315	6.001871	30.75%	0	2003
	6.538172	4.590315	-29.79%	0	2002
	9.237443	6.538172	-29.22%	0	2001

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.049006	11.554601	4.58%	1,967	2006
	10.857746	11.049006	1.76%	1,967	2005
	10.533052	10.857746	3.08%	1,967	2004
	9.909889	10.533052	6.29%	10,633	2003
	10.000000	9.909899	-0.90%	2,015	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.567555	12.354247	6.80%	3,250	2006
	11.239043	11.567555	2.92%	3,250	2005
	10.647898	11.239043	5.55%	3,250	2004
	9.507569	10.647898	11.99%	2,440	2003
	10.000000	9.507569	-4.92%	2,010	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.931793	13.087664	9.69%	18,587	2006
	11.498473	11.931793	3.77%	11,568	2005
	10.657265	11.498473	7.89%	6,521	2004
	9.012363	10.657265	18.25%	6,843	2003
	10.000000	9.012363	-9.88%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.443859	14.040065	12.83%	11,641	2006
	11.798411	12.443859	5.47%	11,547	2005
	10.685816	11.798411	10.41%	0	2004
	8.566085	10.685816	24.75%	2,299	2003
	10.000000	8.566085	-14.34%	2,216	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.741978	14.668581	15.12%	0	2006
	11.984875	12.741978	6.32%	0	2005
	10.670649	11.984875	12.32%	0	2004
	8.215054	10.670649	29.89%	0	2003
	10.000000	8.215054	-17.85%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	13.858670	15.003891	8.26%	155	2006
	12.820158	13.858670	8.10%	205	2005
	11.284555	12.820158	13.61%	0	2004
	8.175099	11.284555	38.04%	0	2003
	13.177611	8.175099	-37.96%	0	2002
	19.198852	13.177611	-31.36%	0	2001

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	11.015384	11.342165	2.97%	25,799	2006
	10.892063	11.015384	1.13%	26,830	2005
	10.968931	10.892063	-0.70%	21,596	2004
	11.066732	10.968931	-0.88%	5,812	2003
	11.100780	11.066732	-0.31%	9,770	2002
	10.878760	11.100780	2.04%	11,219	2001

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.708128	13.464193	-1.78%	0	2006
	12.426323	13.708128	10.32%	0	2005
	11.219200	12.426323	10.76%	335	2004
	7.473837	11.219200	50.11%	561	2003
	10.000000	7.473837	-25.26%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.853520	8.54%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	18.007172	21.772574	20.91%	798	2006
	16.314137	18.007172	10.38%	398	2005
	13.772107	16.314137	18.46%	0	2004
	10.000000	13.772107	37.72%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.403405	24.250660	8.25%	6,318	2006
	20.288824	22.403405	10.42%	5,889	2005
	17.797782	20.288824	14.00%	11,776	2004
	13.418734	17.797782	32.63%	10,415	2003
	16.084876	13.418734	-16.58%	8,840	2002
	16.547367	16.084876	-2.79%	626	2001

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.363615	13.838380	11.93%	9,669	2006
	11.682001	12.363615	5.83%	10,025	2005
	10.806133	11.682001	8.11%	10,256	2004
	8.603482	10.806133	25.60%	10,171	2003
	10.568710	8.603482	-18.59%	10,190	2002
	12.169023	10.568710	-13.15%	10,668	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.324469	16.385241	14.39%	0	2006
	13.183976	14.324469	8.65%	0	2005
	11.269271	13.183976	16.99%	0	2004
	9.109258	11.269271	23.71%	0	2003
	10.000000	9.109258	-8.91%	522	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	11.936752	13.628411	14.17%	1,209	2006
	11.624315	11.936752	2.69%	498	2005
	10.043723	11.624315	15.74%	498	2004
	7.757941	10.043723	29.46%	0	2003
	10.521790	7.757941	-26.27%	0	2002
	12.160926	10.521790	-13.48%	0	2001

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.469205	13.909639	3.27%	1,868	2006
	13.382009	13.469205	0.65%	3,006	2005
	12.752538	13.382009	4.94%	3,297	2004
	11.547565	12.752538	10.43%	2,394	2003
	10.935239	11.547565	5.60%	4,223	2002
	10.656316	10.935239	2.62%	554	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.830998	16.833637	6.33%	19,020	2006
	15.291700	15.830998	3.53%	18,442	2005
	14.517548	15.291700	5.33%	18,643	2004
	11.255526	14.517548	28.98%	18,282	2003
	15.623539	11.255526	-27.96%	17,828	2002
	18.145209	15.623539	-13.90%	11,395	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.756121	13.629059	15.93%	3,906	2006
	10.440758	11.756121	12.60%	3,906	2005
	8.895100	10.440758	17.38%	7,568	2004
	6.314040	8.895100	40.88%	8,605	2003
	8.232600	6.314040	-23.30%	19,656	2002
	9.502715	8.232600	-13.37%	1,966	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.789648	21.782493	15.93%	1,021	2006
	16.682960	18.789648	12.63%	1,054	2005
	14.209351	16.682960	17.41%	2,076	2004
	10.000000	14.209351	42.09%	4,630	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.502191	5.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.205210	14.962113	13.30%	2,202	2006
	12.649738	13.205210	4.39%	3,819	2005
	11.732516	12.649738	7.82%	4,562	2004
	9.399555	11.732516	24.82%	5,361	2003
	11.751920	9.399555	-20.02%	6,348	2002
	13.281403	11.751920	-11.52%	2,359	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.994196	-0.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.203447	16.432771	1.42%	9,835	2006
	14.644219	16.203447	10.65%	9,965	2005
	12.412379	14.644219	17.98%	9,965	2004
	10.033548	12.412379	23.71%	4,024	2003
	14.107081	10.033548	-28.88%	4,024	2002
	20.839650	14.107081	-32.31%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.536702	5.37%	764	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.983371	9.83%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.238277	2.38%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.395936	3.96%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	28.037652	30.603032	9.15%	0	2006
	25.356933	28.037652	10.57%	0	2005
	23.389566	25.356933	8.41%	274	2004
	18.570832	23.389566	25.95%	384	2003
	17.261739	18.570832	7.58%	435	2002
	15.918288	17.261739	8.44%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.866116	8.467069	7.64%	5,709	2006
	6.792239	7.866116	15.81%	6,308	2005
	5.670913	6.792239	19.77%	6,879	2004
	4.061066	5.670913	39.64%	7,797	2003
	5.989084	4.061066	-32.19%	10,857	2002
	8.602719	5.989084	-30.38%	4,009	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.701981	37.669761	35.98%	1,017	2006
	24.025710	27.701981	15.30%	1,017	2005
	17.882880	24.025710	34.35%	1,281	2004
	13.202435	17.882880	35.45%	2,153	2003
	13.509845	13.202435	-2.28%	1,118	2002
	12.487759	13.509845	8.18%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.295777	44.376351	37.41%	753	2006
	24.838435	32.295777	30.02%	753	2005
	20.030473	24.838435	24.00%	753	2004
	13.188423	20.030473	51.88%	753	2003
	13.789595	13.188423	-4.36%	753	2002
	14.259243	13.789595	-3.29%	753	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.368454	22.498101	37.45%	0	2006
	12.601515	16.368454	29.89%	0	2005
	10.000000	12.601515	26.02%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.525563	34.980940	22.63%	0	2006
	19.092790	28.525563	49.40%	0	2005
	15.602972	19.092790	22.37%	0	2004
	10.940542	15.602972	42.62%	0	2003
	11.431171	10.940542	-4.29%	0	2002
	12.959993	11.431171	-11.80%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.607412	22.826527	22.67%	0	2006
	12.458870	18.607412	49.35%	0	2005
	10.000000	12.458870	24.59%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.164518	12.341291	10.54%	3,080	2006
	10.505672	11.164518	6.27%	3,281	2005
	9.021800	10.505672	16.45%	6,010	2004
	6.685114	9.021800	34.95%	6,463	2003
	9.274332	6.685114	-27.92%	7,186	2002
	9.756374	9.274332	-4.94%	2,138	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.258131	12.518519	11.20%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.281422	11.779890	4.42%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.869134	13.585319	14.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.359736	15.400828	15.28%	0	2006
	12.968874	13.359736	3.01%	0	2005
	11.658279	12.968874	11.24%	0	2004
	9.154526	11.658279	27.35%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.468827	16.579251	23.09%	0	2006
	12.079221	13.468827	11.50%	0	2005
	10.676053	12.079221	13.14%	0	2004
	8.709328	10.676053	22.58%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.419484	15.287576	23.09%	0	2006
	11.153296	12.419484	11.35%	0	2005
	9.844280	11.153296	13.30%	0	2004
	8.030782	9.844280	22.58%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.038582	10.39%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.720535	10.209023	-4.77%	0	2006
	10.658021	10.720535	0.59%	0	2005
	9.781540	10.658021	8.96%	0	2004
	7.954778	9.781540	22.96%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	18.063317	21.101512	16.82%	0	2006
	17.467591	18.063317	3.41%	0	2005
	15.518266	17.467591	12.56%	0	2004
	12.222795	15.518266	26.96%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.527574	-4.72%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.641817	10.643627	0.02%	0	2006
	10.642589	10.641817	-0.01%	0	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.486558	16.145913	11.45%	0	2006
	12.668677	14.486558	14.35%	0	2005
	10.906133	12.668677	16.16%	0	2004
	7.502227	10.906133	45.37%	0	2003

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.130907	15.339479	16.82%	0	2006
	11.356540	13.130907	15.62%	0	2005
	10.053206	11.356540	12.96%	0	2004
	7.672436	10.053206	31.03%	0	2003

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.420996	16.945489	17.51%	0	2006
	13.544372	14.420996	6.47%	0	2005
	21.355985	13.544372	9.62%	0	2004
	10.027117	12.355985	23.23%	0	2003

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.052374	14.702514	12.64%	0	2006
	12.363005	13.052374	5.58%	0	2005
	10.302820	12.363005	20.00%	0	2004
	7.595316	10.302820	35.65%	0	2003

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.106683	10.865963	7.51%	0	2006
	9.907140	10.106683	2.01%	0	2005
	9.474668	9.907140	4.56%	0	2004
	7.637651	9.474668	24.05%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.379057	14.076570	13.71%	526	2006
	12.009933	12.379057	3.07%	613	2005
	11.025774	12.009933	8.93%	703	2004
	8.724586	11.025774	26.38%	799	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.327848	14.137200	14.68%	0	2006
	11.996198	12.327848	2.76%	0	2005
	11.599710	11.996198	3.42%	0	2004
	9.723715	11.599710	19.29%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.288158	2.88%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.739427	13.063536	2.54%	0	2006
	12.773711	12.739427	-0.27%	0	2005
	12.521545	12.773711	2.01%	0	2004
	12.154048	12.521545	3.02%	0	2003

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.705887	17.385893	18.22%	470	2006
	14.123525	14.705887	4.12%	541	2005
	12.879796	14.123525	9.66%	619	2004
	10.046372	12.879796	28.20%	701	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.748014	12.345038	5.08%	507	2006
	11.291830	11.748014	4.04%	602	2005
	11.107117	11.291830	1.66%	699	2004
	8.496503	11.107117	30.73%	797	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.259436	11.229923	9.46%	0	2006
	10.164065	10.259436	0.94%	0	2005
	9.431127	10.164065	7.77%	0	2004
	7.544684	9.431127	25.00%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.241215	17.698704	16.12%	0	2006
	13.011854	15.241215	17.13%	0	2005
	11.645888	13.011854	11.73%	0	2004
	8.260228	11.645888	40.99%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.237947	16.534063	16.13%	0	2006
	12.160149	14.237947	17.09%	0	2005
	10.882746	12.160149	11.74%	0	2004
	7.716368	10.882746	41.03%	0	2003

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.222498	20.020089	9.86%	448	2006
	15.839841	18.222498	15.04%	507	2005
	13.949406	15.839841	13.55%	573	2004
	11.038967	13.949406	26.37%	647	2003

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.436937	10.717458	2.69%	0	2006
	10.384779	10.436937	0.50%	0	2005
	10.111553	10.384779	2.70%	0	2004
	10.000000	10.111553	1.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.601897	9.954596	3.67%	0	2006
	8.958732	9.601897	7.18%	0	2005
	8.499719	8.958732	5.40%	0	2004
	6.658420	8.499719	27.65%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.839985	-1.60%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.080838	14.964645	14.40%	0	2006
	12.955237	13.080838	0.97%	0	2005
	11.544394	12.955237	12.22%	0	2004
	7.431305	11.544394	55.35%	0	2003

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.360928	-6.39%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.494851	4.95%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.514805	5.15%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.534920	5.35%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.100789	11.01%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.140131	1.40%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.651851	6.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.839679	8.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.432283	4.32%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.221585	14.059007	15.03%	0	2006
	11.366319	12.221585	7.52%	0	2005
	10.000000	11.366319	13.66%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.877344	8.462578	7.43%	0	2006
	7.108411	7.877344	10.82%	0	2005
	6.120554	7.108411	16.14%	0	2004
	5.170642	6.120554	18.37%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.650452	3.875357	6.16%	0	2006
	3.323846	3.650452	9.83%	0	2005
	3.357170	3.323846	-0.99%	0	2004
	2.328014	3.357170	44.21%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.160543	11.860451	6.27%	0	2006
	10.182376	11.160543	9.61%	0	2005
	10.257004	10.182376	-0.73%	0	2004
	7.080856	10.257004	44.86%	0	2003

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.374397	16.790870	9.21%	0	2006
	14.079355	15.374397	9.20%	0	2005
	12.174698	14.079355	15.64%	0	2004
	10.000000	12.174698	21.75%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.032380	13.070585	44.71%	0	2006
	6.953235	9.032380	29.90%	0	2005
	5.950696	6.953235	16.85%	0	2004
	4.492787	5.950696	32.45%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.548617	22.519937	44.84%	0	2006
	11.962481	15.548617	29.98%	0	2005
	10.235608	11.962481	16.87%	0	2004
	7.727134	10.235608	32.46%	0	2003

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.095679	14.350718	18.64%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.487189	13.976079	3.62%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.071562	17.939803	11.62%	0	2006
	15.060109	16.071562	6.72%	0	2005
	13.208305	15.060109	14.02%	0	2004
	10.182084	13.208305	29.72%	0	2003

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.250968	2.51%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.194277	18.286759	12.92%	0	2006
	14.461252	16.194277	11.98%	0	2005
	12.629313	14.461252	14.51%	0	2004
	10.016277	12.629313	26.09%	0	2003

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	16.055808	17.742630	10.51%	0	2006
	13.814765	16.055808	16.22%	0	2005
	11.794211	13.814765	17.13%	0	2004
	8.868057	11.794211	33.00%	0	2003

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.162920	1.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.448212	4.48%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.430304	4.30%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.730389	7.30%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.257600	2.58%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.992981	14.148553	8.89%	0	2006
	12.890147	12.992981	0.80%	0	2005
	11.892325	12.890147	8.39%	0	2004
	9.879176	11.892325	20.38%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.076429	22.985864	34.61%	0	2006
	13.076523	17.076429	30.59%	0	2005
	11.000440	13.076523	18.87%	0	2004
	6.760886	11.000440	62.71%	0	2003

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.925563	25.461205	34.53%	0	2006
	14.490577	18.925563	30.61%	0	2005
	12.188660	14.490577	18.89%	0	2004
	7.493172	12.188660	62.66%	0	2003

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.971798	17.572461	35.47%	0	2006
	12.373818	12.971798	4.83%	0	2005
	9.672009	12.373818	27.93%	0	2004
	7.911840	9.672009	22.25%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.906551	19.512150	30.90%	0	2006
	11.630897	14.906551	28.16%	0	2005
	10.331173	11.630897	12.58%	0	2004
	7.753975	10.331173	33.24%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.408175	16.617558	23.94%	0	2006
	11.411811	13.408175	17.49%	0	2005
	10.021510	11.411811	13.87%	0	2004
	7.481395	10.021510	33.95%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.120974	22.445955	23.87%	0	2006
	15.422868	18.120974	17.49%	0	2005
	13.543884	15.422868	13.87%	0	2004
	10.000000	13.543884	35.44%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.693268	11.817540	10.51%	0	2006
	10.591841	10.693268	0.96%	0	2005
	9.916530	10.591841	6.81%	0	2004
	8.506213	9.916530	16.58%	0	2003

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.163424	15.407749	1.61%	0	2006
	14.248614	15.163424	6.42%	0	2005
	12.760922	14.248614	11.66%	0	2004
	9.653687	12.760922	32.19%	0	2003

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.240705	33.767343	15.48%	0	2006
	28.814275	29.240705	1.48%	0	2005
	24.951544	28.814275	15.48%	0	2004
	16.157486	24.951544	54.43%	0	2003

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.753824	27.305066	10.31%	0	2006
	22.385127	24.753824	10.58%	0	2005
	19.103495	22.385127	17.18%	0	2004
	13.760315	19.103495	38.83%	0	2003

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.981399	18.934225	18.48%	0	2006
	14.601183	15.981399	9.45%	0	2005
	12.244135	14.601183	19.25%	0	2004
	8.791707	12.244135	39.27%	0	2003

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.846932	12.990119	1.11%	0	2006
	12.034828	12.846932	6.75%	0	2005
	11.335187	12.034828	6.17%	0	2004
	8.418014	11.335187	34.65%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.926827	3.203426	9.45%	0	2006
	2.988221	2.926827	-2.05%	0	2005
	2.909762	2.988221	2.70%	0	2004
	1.903920	2.909762	52.83%	0	2003

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.930693	11.954384	9.37%	0	2006
	11.159534	10.930693	-2.05%	0	2005
	10.870138	11.159534	2.66%	0	2004
	7.114557	10.870138	52.79%	0	2003

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.553370	12.772282	1.74%	0	2006
	12.347500	12.553370	1.67%	0	2005
	12.145681	12.347500	1.66%	0	2004
	12.094979	12.145681	0.42%	0	2003

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.683217	6.985741	4.53%	0	2006
	6.373790	6.683217	4.85%	0	2005
	5.985870	6.373790	6.48%	0	2004
	4.580410	5.985870	30.68%	0	2003

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.544509	12.323405	6.75%	3,099	2006
	11.222329	11.544509	2.87%	3,099	2005
	10.637462	11.222329	5.50%	3,099	2004
	9.503076	10.637462	11.94%	3,099	2003

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.908017	13.054979	9.63%	917	2006
	11.481376	11.908017	3.72%	917	2005
	10.646835	11.481376	7.84%	917	2004
	9.008104	10.646835	18.19%	917	2003

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	13.807782	14.941222	8.21%	0	2006
	12.779539	13.807782	8.05%	0	2005
	11.254504	12.779539	13.55%	0	2004
	8.157459	11.254504	37.97%	0	2003

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.974911	11.294770	2.91%	0	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	0	2004
	11.042864	10.939717	-0.93%	0	2003

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.680809	13.430555	-1.83%	0	2006
	12.407830	13.680809	10.26%	0	2005
	11.208181	12.407830	10.70%	0	2004
	7.470286	11.208181	50.04%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.849859	8.50%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.982850	21.732167	20.85%	0	2006
	16.300341	17.982850	10.32%	0	2005
	13.767448	16.300341	18.40%	0	2004
	10.000000	13.767448	37.67%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.321192	24.149432	8.19%	0	2006
	20.224594	22.321192	10.37%	0	2005
	17.750446	20.224594	13.94%	0	2004
	13.389824	17.750446	32.57%	0	2003

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.318206	13.780579	11.87%	0	2006
	11.644990	12.318206	5.78%	0	2005
	10.777358	11.644990	8.05%	0	2004
	8.584915	10.777358	25.54%	0	2003

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.295917	16.344306	14.33%	0	2006
	13.164368	14.295917	8.60%	0	2005
	11.258218	13.164368	16.93%	0	2004
	9.104949	11.258218	23.65%	0	2003

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	11.892899	13.571478	14.11%	0	2006
	11.587479	11.892899	2.64%	0	2005
	10.016970	11.587479	15.68%	0	2004
	7.741201	10.016970	29.40%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.419727	13.851522	3.22%	0	2006
	13.339610	13.419727	0.60%	0	2005
	12.718597	13.339610	4.88%	0	2004
	11.522667	12.718597	10.38%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.772843	16.763314	6.28%	0	2006
	15.243243	15.772843	3.47%	0	2005
	14.478903	15.243243	5.28%	0	2004
	11.231257	14.478903	28.92%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.722343	13.583024	15.87%	0	2006
	10.416023	11.722343	12.54%	0	2005
	8.878533	10.416023	17.32%	0	2004
	6.305481	8.878533	40.81%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.498653	4.99%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.156712	14.899636	13.25%	0	2006
	12.609661	13.156712	4.34%	0	2005
	11.701284	12.609661	7.76%	0	2004
	9.379287	11.701284	24.76%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.990835	-0.09%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.143935	16.364120	1.36%	0	2006
	14.597814	16.143935	10.59%	0	2005
	12.379330	14.597814	17.92%	0	2004
	10.011907	12.379330	23.65%	0	2003

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.533157	5.33%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.979668	9.80%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.234786	2.35%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.392434	3.92%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.934804	30.475338	9.09%	0	2006
	25.276707	27.934804	10.52%	0	2005
	23.327390	25.276707	8.36%	0	2004
	18.530862	23.327390	25.88%	0	2003

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.843520	8.438463	7.59%	0	2006
	6.776155	7.843520	15.75%	0	2005
	5.660359	6.776155	19.71%	0	2004
	4.055570	5.660359	39.57%	0	2003

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.600208	37.512402	35.91%	0	2006
	23.949574	27.600208	15.24%	0	2005
	17.835262	23.949574	34.28%	0	2004
	13.173972	17.835262	35.38%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.177181	44.191018	37.34%	0	2006
	24.759748	32.177181	29.96%	0	2005
	19.977155	24.759748	23.94%	0	2004
	13.159985	19.977155	51.80%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.354684	22.467806	37.38%	0	2006
	12.597286	16.354684	29.83%	0	2005
	10.000000	12.597286	25.97%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.420842	34.834877	22.57%	0	2006
	19.032313	28.420842	49.33%	0	2005
	15.561436	19.032313	22.30%	0	2004
	10.916950	15.561436	42.54%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.591770	22.795807	22.61%	0	2006
	12.454684	18.591770	49.28%	0	2005
	10.000000	12.454684	24.55%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.132470	12.299621	10.48%	0	2006
	10.480821	11.132470	6.22%	0	2005
	9.005020	10.480821	16.39%	0	2004
	6.676060	9.005020	34.89%	0	2003

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.237173	12.488897	11.14%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.260416	11.752005	4.37%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.859145	13.567015	14.40%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.310693	15.336528	15.22%	9,571	2006
	12.927802	13.310693	2.96%	9,571	2005
	11.627252	12.927802	11.19%	5,981	2004
	9.134791	11.627252	27.29%	5,981	2003
	11.513844	9.134791	-20.66%	5,981	2002
	12.768846	11.513844	-9.83%	5,981	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.419312	16.509933	23.03%	1,263	2006
	12.040921	13.419312	11.45%	1,262	2005
	10.647602	12.040921	13.09%	1,262	2004
	8.690538	10.647602	22.52%	1,262	2003
	11.091611	8.690538	-21.65%	11,470	2002
	15.916904	11.091611	-30.32%	188	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.396360	15.251380	23.03%	0	2006
	11.138173	12.396360	11.30%	0	2005
	9.835934	11.138173	13.24%	0	2004
	8.028048	9.835934	22.52%	0	2003
	10.000000	8.028048	-19.72%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.034859	10.35%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.700584	10.184858	-4.82%	3,340	2006
	10.643580	10.700584	0.54%	4,241	2005
	9.773254	10.643580	8.91%	4,425	2004
	7.952075	9.773254	22.90%	4,425	2003
	10.000000	7.952075	-20.48%	3,537	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.996978	21.013380	16.76%	4,247	2006
	17.412261	17.996978	3.36%	4,229	2005
	15.476950	17.412261	12.50%	1,593	2004
	12.196439	15.476950	26.90%	2,044	2003
	14.185172	12.196439	-14.02%	9,613	2002
	12.778642	14.185172	11.01%	403	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.524358	-4.76%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.627401	10.623823	-0.03%	690	2006
	10.633557	10.627401	-0.06%	690	2005
	10.213008	10.633557	4.12%	690	2004
	10.000000	10.213008	2.13%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.433354	16.078476	11.40%	0	2006
	12.628537	14.433354	14.29%	0	2005
	10.877095	12.628537	16.10%	0	2004
	7.486045	10.877095	45.30%	0	2003
	11.554752	7.486045	-35.21%	0	2002
	16.456572	11.554752	-29.79%	0	2001

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.082639	15.275351	16.76%	0	2006
	11.320526	13.082639	15.57%	0	2005
	10.026413	11.320526	12.91%	0	2004
	7.655883	10.026413	30.96%	0	2003
	9.714079	7.655883	-21.19%	0	2002
	12.702702	9.714079	-23.53%	0	2001

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.367990	16.874645	17.45%	0	2006
	13.501434	14.367990	6.42%	0	2005
	12.323079	13.501434	9.56%	0	2004
	10.005487	12.323079	23.16%	0	2003
	13.222072	10.005487	-24.33%	0	2002
	13.312463	13.222072	-0.68%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.028113	14.667756	12.59%	0	2006
	12.346278	13.028113	5.52%	0	2005
	10.294104	12.346278	19.94%	3,997	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.069512	10.820520	7.46%	0	2006
	9.875708	10.069512	1.96%	1,188	2005
	9.449413	9.875708	4.51%	0	2004
	7.621164	9.449413	23.99%	1,636	2003
	10.900528	7.621164	-30.08%	1,561	2002
	14.309420	10.900528	-23.82%	1,369	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.333598	14.017785	13.66%	5,788	2006
	11.971890	12.333598	3.02%	7,428	2005
	10.996431	11.971890	8.87%	8,950	2004
	8.705780	10.996431	26.31%	9,576	2003
	11.395964	8.705780	-23.61%	10,362	2002
	13.188992	11.395964	-13.59%	9,904	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.282546	14.078129	14.62%	705	2006
	11.958170	12.282546	2.71%	705	2005
	11.568814	11.958170	3.37%	705	2004
	9.702740	11.568814	19.23%	705	2003
	11.839596	9.702740	-18.05%	174	2002
	13.268495	11.839596	-10.77%	174	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.284704	2.85%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.696417	13.012844	2.49%	3,772	2006
	12.737045	12.696417	-0.32%	3,771	2005
	12.491949	12.737045	1.96%	1,068	2004
	12.131471	12.491949	2.97%	973	2003
	11.278978	12.131471	7.56%	665	2002
	10.612780	11.278978	6.28%	0	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.651799	17.313177	18.16%	11,322	2006
	14.078719	14.651799	4.07%	12,808	2005
	12.845461	14.078719	9.60%	17,965	2004
	10.024679	12.845461	28.14%	13,902	2003
	12.274215	10.024679	-18.33%	13,618	2002
	13.143893	12.274215	-6.62%	10,891	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.704811	12.293412	5.03%	11,863	2006
	11.256004	11.704811	3.99%	13,876	2005
	11.077503	11.256004	1.61%	28,995	2004
	8.478157	11.077503	30.66%	31,329	2003
	12.344049	8.478157	-31.32%	38,207	2002
	15.249368	12.344049	-19.05%	26,476	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.221727	11.182974	9.40%	0	2006
	10.131831	10.221727	0.89%	0	2005
	9.406006	10.131831	7.72%	3,315	2004
	7.528392	9.406006	24.94%	3,315	2003
	7.383653	7.528392	1.96%	3,315	2002
	8.517712	7.383653	-13.31%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.185240	17.624769	16.07%	0	2006
	12.970635	15.185240	17.07%	0	2005
	11.614887	12.970635	11.67%	0	2004
	8.242406	11.614887	40.92%	0	2003
	10.515875	8.242406	-21.62%	10,423	2002
	13.576001	10.515875	-22.54	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.211442	16.494924	16.07%	0	2006
	12.143653	14.211442	17.03%	0	2005
	10.873513	12.143653	11.68%	0	2004
	7.713742	10.873513	40.96%	0	2003
	10.000000	7.713742	-22.86%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	18.155558	19.936457	9.81%	4,021	2006
	15.789650	18.155558	14.98%	4,346	2005
	13.912260	15.789650	13.49%	5,261	2004
	11.015156	13.912260	26.30%	4,784	2003
	12.359225	11.015156	-10.88%	4,843	2002
	14.332600	12.359225	-13.77%	2,139	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.422813	10.697536	2.64%	0	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.566623	9.913004	3.62%	0	2006
	8.930329	9.566623	7.13%	0	2005
	8.477086	8.930329	5.35%	0	2004
	6.644054	8.477086	27.59%	0	2003
	8.647434	6.644054	-23.17%	13,345	2002
	10.272119	8.647434	-15.82%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.836672	-1.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.056524	14.929260	14.34%	5,239	2006
	12.937705	13.056524	0.92%	5,239	2005
	11.534626	12.937705	12.16%	1,412	2004
	7.428775	11.534626	55.27%	1,412	2003
	10.000000	7.428775	-25.71%	0	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.357772	-6.42%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.531372	5.31%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.097057	10.97%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.648257	6.48%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.428766	4.29%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.211289	14.040063	14.98%	0	2006
	11.362502	12.211289	7.47%	0	2005
	10.000000	11.362502	13.63%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.853644	8.432856	7.38%	7,402	2006
	7.090622	7.853644	10.76%	7,402	2005
	6.108331	7.090622	16.08%	10,087	2004
	5.162942	6.108331	18.31%	11,318	2003
	6.241085	5.162942	-17.27%	11,318	2002
	8.114733	6.241085	-23.09%	9,406	2001

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.639474	3.861747	6.11%	0	2006
	3.315514	3.639474	9.77%	0	2005
	3.350462	3.315514	-1.04%	0	2004
	2.324540	3.350462	44.13%	0	2003
	3.999498	2.324540	-41.88%	0	2002
	6.485104	3.999498	-38.33%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.139790	11.832408	6.22%	0	2006
	10.168590	11.139790	9.55%	0	2005
	10.248317	10.168590	-0.78%	0	2004
	7.078454	10.248317	44.78%	0	2003
	10.000000	7.078454	-29.22%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.353585	16.759641	9.16%	0	2006
	14.067422	15.353585	9.14%	0	2005
	12.170561	14.067422	15.59%	0	2004
	10.000000	12.170561	21.71%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	9.005239	13.024727	44.63%	0	2006
	6.935852	9.005239	29.84%	0	2005
	5.938819	6.935852	16.79%	0	2004
	4.486092	5.938819	32.38%	0	2003
	6.140922	4.486092	-26.95%	0	2002
	8.151333	6.140922	-24.66%	4,977	2001

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.519699	22.466677	44.76%	0	2006
	11.946276	15.519699	29.91%	0	2005
	10.226942	11.946276	16.81%	0	2004
	7.724506	10.226942	32.40%	0	2003
	10.000000	7.724506	-22.75%	3,029	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.891322	10.142483	2.54%	0	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	0	2004
	10.000000	9.991948	-0.08%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	16.012526	17.864838	11.57%	507	2006
	15.012385	16.012526	6.66%	507	2005
	13.173140	15.012385	13.96%	507	2004
	10.160128	13.173140	29.66%	891	2003
	14.038550	10.160128	-27.63%	0	2002
	14.486662	14.038550	-3.09%	0	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.247521	2.48%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.134753	18.210318	12.86%	530	2006
	14.415391	16.134753	11.93%	781	2005
	12.595653	14.415391	14.45%	770	2004
	9.994652	12.595653	26.02%	967	2003
	14.375068	9.994652	-30.47%	8,536	2002
	19.389212	14.375068	-25.86%	263	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	15.996827	17.668499	10.45%	962	2006
	13.770990	15.996827	16.16%	963	2005
	11.762808	13.770990	17.07%	963	2004
	8.848923	11.762808	32.93%	847	2003
	11.855202	8.848923	-25.36%	969	2002
	12.399807	11.855202	-4.39%	182	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.159497	1.59%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.254148	2.54%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.945246	14.089452	8.84%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.428702	11.349994	8.83%	0	2006

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.031036	22.913162	34.54%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.890385	25.401015	34.47%	0	2006

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.945937	17.528557	35.40%	0	2006

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.878826	19.466014	30.83%	2,997	2006

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.358929	16.548136	23.87%	0	2006
	11.375654	13.358929	17.43%	0	2005
	9.994811	11.375654	13.82%	0	2004
	7.465251	9.994811	33.88%	0	2003
	10.168561	7.465251	-26.58%	0	2002
	12.729459	10.168561	-20.12%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.653950	11.768140	10.46%	0	2006
	10.558248	10.653950	0.91%	0	2005
	9.890109	10.558248	6.76%	0	2004
	8.487853	9.890109	16.52%	0	2003
	9.837192	8.487853	-13.72%	894	2002
	10.379505	9.837192	-5.22%	5,004	2001

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.112192	15.347910	1.56%	416	2006
	14.207650	15.112192	6.37%	416	2005
	12.730702	14.207650	11.60%	416	2004
	9.635711	12.730702	32.12%	623	2003
	14.679081	9.635711	-34.36%	8,467	2002
	16.733188	14.679081	-12.28%	416	2001

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.133262	33.626225	15.42%	976	2006
	28.722942	29.133262	1.43%	1,381	2005
	24.885091	28.722942	15.42%	1,633	2004
	16.122626	24.885091	54.35%	3,082	2003
	22.495777	16.122626	-28.33%	6,326	2002
	17.823704	22.495777	26.21%	846	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.662918	27.191015	10.25%	894	2006
	22.314210	24.662918	10.53%	894	2005
	19.052645	22.314210	17.12%	1,420	2004
	13.730651	19.052645	38.76%	2,978	2003
	16.879142	13.730651	-18.65%	1,211	2002
	18.388267	16.879142	-8.21%	1,211	2001

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.949554	18.886936	18.42%	0	2006

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.821314	12.957635	1.06%	0	2006

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.919009	3.193251	9.40%	0	2006

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.910353	11.926084	9.31%	0	2006

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.507261	12.718919	1.69%	10,610	2006

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.658614	6.956499	4.47%	550	2006

NVITNationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.004985	11.496915	4.47%	2,778	2006
	10.825457	11.004985	1.66%	2,778	2005
	10.512395	10.825457	2.98%	2,778	2004
	9.900522	10.512395	6.18%	2,778	2003

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.521507	12.292621	6.69%	9,414	2006
	11.205635	11.521507	2.82%	10,621	2005
	10.627027	11.205635	5.44%	12,039	2004
	9.498578	10.627027	11.88%	13,339	2003
	10.000000	9.498578	-5.01%	13,339	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	10.636383	11.464275	7.78%	0	2004
	9.003831	10.636383	18.13%	0	2003
	10.000000	9.003831	-9.96%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.394286	13.969982	12.71%	0	2006
	11.763314	12.394286	5.36%	0	2005
	10.664866	11.763314	10.30%	0	2004
	8.557964	10.664866	24.62%	0	2003
	10.000000	8.557964	-14.42%	0	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.691229	14.595369	15.00%	1,736	2006
	11.949230	12.691229	6.21%	0	2005
	10.649717	11.949230	12.20%	0	2004
	8.207270	10.649717	29.76%	0	2003
	10.000000	8.207270	-17.93%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	13.756996	14.878722	8.15%	1,429	2006
	12.738989	13.756996	7.99%	1,429	2005
	11.224491	12.738989	13.49%	2,116	2004
	8.139837	11.224491	37.90%	4,705	2003
	13.134144	8.139837	-38.03%	1,582	2002
	19.155179	13.134144	-31.43%	1,582	2001

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.934570	11.247554	2.86%	136	2006
	10.823110	10.934570	1.03%	136	2005
	10.910569	10.823110	-0.80%	20,249	2004
	11.019038	10.910569	-0.98%	20,497	2003
	11.064171	11.019038	-0.41%	20,393	2002
	10.853962	11.064171	1.94%	0	2001

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.653538	13.396993	-1.88%	0	2006
	12.389373	13.653538	10.20%	0	2005
	11.197192	12.389373	10.65%	0	2004
	7.466744	11.197192	49.96%	0	2003
	10.000000	7.466744	-25.33%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.958520	21.691770	20.79%	0	2006
	16.286544	17.958520	10.27%	0	2005
	13.762779	16.286544	18.34%	0	2004
	10.000000	13.762779	37.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.239162	24.048495	8.14%	137	2006
	20.160466	22.239162	10.31%	692	2005
	17.703153	20.160466	13.88%	1,060	2004
	13.360934	17.703153	32.50%	1,055	2003
	16.031888	13.360934	-16.66%	9,412	2002
	16.509731	16.031888	-2.89%	3,152	2001

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.272927	13.722966	11.81%	1,442	2006
	11.608061	12.272927	5.73%	1,442	2005
	10.748649	11.608061	8.00%	1,442	2004
	8.566400	10.748649	25.47%	1,255	2003
	10.533860	8.566400	-18.68%	1,451	2002
	12.141316	10.533860	-13.24%	922	2001

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.267452	16.303498	14.27%	0	2006
	13.144815	14.267452	8.54%	0	2005
	11.247196	13.144815	16.87%	0	2004
	9.100645	11.247196	23.59%	0	2003
	10.000000	9.100645	-8.99%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	11.849219	13.514788	14.06%	0	2006
	11.550766	11.849219	2.58%	0	2005
	9.990303	11.550766	15.62%	0	2004
	7.724509	9.990303	29.33%	0	2003
	10.487119	7.724509	-26.34%	0	2002
	12.133258	10.487119	-13.57%	0	2001

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.370415	13.793632	3.17%	0	2006
	13.297326	13.370415	0.55%	0	2005
	12.684724	13.297326	4.83%	0	2004
	11.497820	12.684724	10.32%	1,249	2003
	10.899202	11.497820	5.49%	2,035	2002
	10.632058	10.899202	2.51%	1,670	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.714870	16.693231	6.23%	1,182	2006
	15.194913	15.714870	3.42%	1,708	2005
	14.440322	15.194913	5.23%	1,708	2004
	11.207016	14.440322	28.85%	1,708	2003
	15.572047	11.207016	-28.03%	1,708	2002
	18.103937	15.572047	-13.99%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.688662	13.537128	15.81%	6,678	2006
	10.391353	11.688662	12.48%	6,679	2005
	8.862004	10.391353	17.26%	11,745	2004
	6.296936	8.862004	40.74%	12,158	2003
	8.218658	6.296936	-23.38%	17,080	2002
	9.496340	8.218658	-13.45%	15,371	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.738865	21.701631	15.81%	625	2006
	16.654730	18.738865	12.51%	1,331	2005
	14.199720	16.654730	17.29%	1,879	2004
	10.000000	14.199720	42.00%	1,467	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.495128	4.95%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.108388	14.837386	13.19%	4,022	2006
	12.569703	13.108388	4.29%	4,022	2005
	11.670124	12.569703	7.71%	4,743	2004
	9.359056	11.670124	24.69%	4,822	2003
	11.713202	9.359056	-20.10%	4,822	2002
	13.251196	11.713202	-11.61%	4,822	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.084619	16.295740	1.31%	0	2006
	14.551544	16.084619	10.54%	0	2005
	12.346352	14.551544	17.86%	0	2004
	9.990303	12.346352	23.58%	0	2003
	14.060573	9.990303	-28.95%	8,398	2002
	20.792245	14.060573	-32.38%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.529615	5.30%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.975973	9.76%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.231298	2.31%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.832187	30.348016	9.04%	0	2006
	25.196617	27.832187	10.46%	0	2005
	23.265299	25.196617	8.30%	0	2004
	18.490922	23.265299	25.82%	0	2003
	17.204918	18.490922	7.47%	0	2002
	15.882098	17.204918	8.33%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.820966	8.409951	7.53%	0	2006
	6.760095	7.820966	15.69%	0	2005
	5.649809	6.760095	19.65%	0	2004
	4.050054	5.649809	39.50%	0	2003
	5.978929	4.050054	-32.26%	0	2002
	8.596944	5.978929	-30.45%	0	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.498873	37.355760	35.84%	152	2006
	23.873713	27.498873	15.18%	1,772	2005
	17.787794	23.873713	34.21%	1,801	2004
	13.145572	17.787794	35.31%	294	2003
	13.465237	13.145572	-2.37%	329	2002
	12.459341	13.465327	8.07%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	32.058974	44.006397	37.27%	0	2006
	24.681277	32.058974	29.89%	0	2005
	19.923949	24.681277	23.88%	0	2004
	13.131584	19.923949	51.73%	0	2003
	13.744142	13.131584	-4.46%	0	2002
	14.226803	13.744142	-3.39%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.340913	22.437530	37.31%	0	2006
	12.593052	16.340913	29.76%	0	2005
	10.000000	12.593052	25.93%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.576124	22.765085	22.55%	0	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.100489	12.258080	10.43%	2,421	2006
	10.455996	11.100489	6.16%	3,521	2005
	8.988254	10.455996	16.33%	9,401	2004
	6.667013	8.988254	34.82%	6,218	2003
	9.258644	6.667013	-27.99%	12,106	2002
	9.749831	9.258644	-5.04%	9,273	2001

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.216270	12.459349	11.08%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.239473	11.724195	4.31%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.849141	13.548699	14.34%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	13.261766	15.272407	15.16%	28,033	2006
	12.886814	13.261766	2.91%	30,862	2005
	11.596281	12.886814	11.13%	28,632	2004
	9.115086	11.596281	27.22%	36,506	2003
	11.494846	9.115086	-20.70%	36,840	2002
	12.754306	11.494846	-9.87%	23,607	2001
	14.507084	12.754306	-12.08%	7,967	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.370025	16.440969	22.97%	2,681	2006
	12.002773	13.370025	11.39%	3,310	2005
	10.619263	12.002773	13.03%	3,567	2004
	8.671800	10.619263	22.46%	5,256	2003
	11.073317	8.671800	-21.69%	7,365	2002
	15.898785	11.073317	-30.35%	11,069	2001
	19.434239	15.898785	-18.19%	3,603	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.373270	15.215255	22.97%	5,751	2006
	11.123058	12.373270	11.24%	5,210	2005
	9.827587	11.123058	13.18%	7,587	2004
	8.025314	9.827587	22.46%	8,153	2003
	10.000000	8.025314	-19.75%	6,928	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.031146	10.31%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.680664	10.160752	-4.87%	6,131	2006
	10.629148	10.680664	0.48%	4,825	2005
	9.764966	10.629148	8.85%	10,784	2004
	7.949373	9.764966	22.84%	27,087	2003
	10.000000	7.949373	-20.51%	11,468	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.930824	20.925531	16.70%	55,731	2006
	17.357040	17.930824	3.31%	63,437	2005
	15.435721	17.357040	12.45%	76,306	2004
	12.170125	15.435721	26.83%	74,089	2003
	14.161782	12.170125	-14.06%	56,765	2002
	12.764086	14.161782	10.95%	26.289	2001
	10.984159	12.764086	16.20%	12,510	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.521145	-4.79%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.612998	10.604050	-0.08%	15,089	2006
	10.624530	10.612998	-0.11%	25,969	2005
	10.209525	10.624530	4.06%	48,473	2004
	10.000000	10.209525	2.10%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	14.380239	16.011189	11.34%	0	2006
	12.588443	14.380239	14.23%	0	2005
	10.848074	12.588443	16.04%	0	2004
	7.469866	10.848074	45.22%	0	2003
	11.535653	7.469866	-35.25%	0	2002
	16.437806	11.535653	-29.82%	0	2001
	20.617144	16.437806	-20.27%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	13.034550	15.211496	16.70%	0	2006
	11.284628	13.034550	15.51%	0	2005
	9.999695	11.284628	12.85%	0	2004
	7.639349	9.999695	30.90%	0	2003
	9.698035	7.639349	-21.23%	0	2002
	12.688214	9.698035	-23.57%	0	2001
	17.408242	12.688214	-27.11%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	14.315191	16.804122	17.39%	0	2006
	13.458639	14.315191	6.36%	0	2005
	12.290259	13.458639	9.51%	0	2004
	9.983912	12.290259	23.10%	0	2003
	13.200277	9.983912	-24.37%	0	2002
	13.297317	13.200277	-0.73%	0	2001
	13.413046	13.297317	7.12%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.003864	14.633033	12.53%	2,178	2006
	12.329540	13.003864	5.47%	2,603	2005
	10.285373	12.329540	19.87%	5,001	2004
	7.590152	10.285373	35.51%	4,419	2003
	10.000000	7.590152	-24.10%	5,322	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	10.032485	10.775260	7.40%	9,895	2006
	9.844387	10.032485	1.91%	11,313	2005
	9.424231	9.844387	4.46%	12,427	2004
	7.604702	9.424231	23.93%	11,960	2003
	10.882532	7.604702	-30.12%	11,162	2002
	14.293123	10.882532	-23.86%	11,400	2001
	16.333747	14.293123	-12.49%	8,129	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	12.288247	13.959170	13.60%	45,232	2006
	11.933915	12.288247	2.97%	51,147	2005
	10.967119	11.933915	8.82%	57,200	2004
	8.686976	10.967119	26.25%	62,682	2003
	11.377149	8.686976	-23.65%	70,568	2002
	13.173971	11.377149	-13.64%	29,309	2001
	14.764046	13.173971	-10.77%	32,228	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.237382	14.019259	14.56%	28,697	2006
	11.920233	12.237382	2.66%	29,584	2005
	11.537984	11.920233	3.31%	31,844	2004
	9.681804	11.537984	19.17%	34,717	2003
	11.820057	9.681804	-18.09%	45,151	2002
	13.253384	11.820057	-10.81%	13,450	2001
	13.562791	13.253384	-2.28%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.281225	2.81%	165	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.653506	12.962295	2.44%	7,046	2006
	12.700428	12.653506	-0.37%	16,439	2005
	12.462369	12.700428	1.91%	30,171	2004
	12.108907	12.462369	2.92%	40,089	2003
	11.263725	12.108907	7.50%	26,366	2002
	10.603847	11.263725	6.22%	13,840	2001
	9.760781	10.603847	8.64%	0	2000

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	14.597980	17.240844	18.10%	73,262	2006
	14.034109	14.597980	4.02%	78,269	2005
	12.811259	14.034109	9.55%	91,914	2004
	10.003066	12.811259	28.07%	74,870	2003
	12.253980	10.003066	-18.37%	60,715	2002
	13.128922	12.253980	-6.66%	31,988	2001
	12.324339	13.128922	6.53%	17,797	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	11.661788	12.242015	4.98%	109,332	2006
	11.220319	11.661788	3.93%	123,481	2005
	11.047999	11.220319	1.56%	136,627	2004
	8.459859	11.047999	30.59%	144,000	2003
	12.323670	8.459859	-31.35%	118,821	2002
	15.232000	12.323670	-19.09%	60,024	2001
	17.413426	15.232000	-12.53%	27,967	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.184145	11.136228	9.35%	26,209	2006
	10.099701	10.184145	0.84%	32,116	2005
	9.380947	10.099701	7.66%	30,041	2004
	7.512154	9.380947	24.88%	43,052	2003
	7.371466	7.512154	1.91%	19,414	2002
	8.508002	7.371466	-13.36%	7,111	2001
	11.177582	8.508002	-23.88%	10,961	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.129373	17.551030	16.01%	0	2006
	12.929468	15.129373	17.01%	0	2005
	11.583907	12.929468	11.62%	0	2004
	8.224601	11.583907	40.84%	29	2003
	10.498504	8.224601	-21.66%	1,356	2002
	13.560524	10.498504	-22.58%	1,356	2001
	17.052691	13.560524	-20.48%	6,347	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.185006	16.455903	16.01%	18,638	2006
	12.127206	14.185006	16.97%	18,702	2005
	10.864300	12.127206	11.62%	19,122	2004
	7.711109	10.864300	40.89%	13,924	2003
	10.000000	7.711109	-22.89%	3,442	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	18.088817	19.853098	9.75%	52,332	2006
	15.739580	18.088817	14.93%	53,661	2005
	13.875191	15.739580	13.44%	50,665	2004
	10.991394	13.875191	26.24%	52,007	2003
	12.338834	10.991394	-10.92%	46,991	2002
	14.316943	12.338834	-13.82%	22,553	2001
	15.603664	14.316943	-8.25%	12,158	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.408697	10.677621	2.58%	2,559	2006
	10.367180	10.408697	0.40%	2,480	2005
	10.104687	10.367180	2.60%	166	2004
	10.000000	10.104687	1.05%	607	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.531444	9.871549	3.57%	4,290	2006
	8.901990	9.531444	7.07%	4,161	2005
	8.454474	8.901990	5.29%	6,847	2004
	6.629704	8.454474	27.52%	6,540	2003
	8.633163	6.629704	-23.21%	6,535	2002
	10.260418	8.633163	-15.86%	10,258	2001
	12.595275	10.260418	-18.54%	8,621	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.833348	-1.67%	12,651	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.032217	14.893926	14.29%	2,386	2006
	12.920158	13.032217	0.87%	3,113	2005
	11.524844	12.920158	12.11%	3,269	2004
	7.426249	11.524844	55.19%	6,409	2003
	10.000000	7.426249	-25.74%	919	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.354605	-6.45%	964	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.487792	4.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.507729	5.08%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.527827	5.28%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.093323	10.93%	2,894	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.133296	1.33%	1,697	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.644685	6.45%	184	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.832375	8.32%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.425263	4.25%	1,150	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.201009	14.021140	14.92%	9,616	2006
	11.358686	12.201009	7.42%	15,494	2005
	10.000000	11.358686	13.59%	807	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.830007	8.403216	7.32%	111,842	2006
	7.072868	7.830007	10.70%	124,431	2005
	6.096134	7.072868	16.02%	118,441	2004
	5.155250	6.096134	18.25%	158,179	2003
	6.234962	5.155250	-17.32%	148,044	2002
	8.110923	6.234962	-23.13%	68,241	2001
	10.000000	8.110923	-18.89%	29,603	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.628519	3.848176	6.05%	1,700	2006
	3.307220	3.628519	9.72%	1,700	2005
	3.343773	3.307220	-1.09%	2,901	2004
	2.321074	3.343773	44.06%	3,195	2003
	3.995569	2.321074	-41.91%	6,162	2002
	6.482069	3.995569	-38.36%	30,540	2001
	10.000000	6.482069	-35.18%	16,601	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.119075	11.804416	6.16%	8,540	2006
	10.154813	11.119075	9.50%	8,524	2005
	10.239640	10.154813	-0.83%	9,483	2004
	7.076041	10.239640	44.71%	8,542	2003
	10.000000	7.076041	-29.24%	16,099	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.332818	16.728502	9.10%	0	2006
	14.055507	15.332818	9.09%	0	2005
	12.166439	14.055507	15.53%	0	2004
	10.000000	12.166439	21.66%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.978130	12.978928	44.56%	7,876	2006
	6.918472	8.978130	29.77%	10,920	2005
	5.926958	6.918472	16.73%	11,079	2004
	4.479412	5.926958	32.32%	11,901	2003
	6.134915	4.479412	-26.98%	20,975	2002
	8.147522	6.134915	-24.70%	37,089	2001
	10.000000	8.147522	-18.52%	26,773	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.490810	22.413498	44.69%	20,347	2006
	11.930086	15.490810	29.85%	17,352	2005
	10.218272	11.930086	16.75%	17,130	2004
	7.721869	10.218272	32.33%	18,646	2003
	10.000000	7.721869	-22.78%	14,039	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.877916	10.123616	2.49%	2,655	2006
	9.900293	9.877916	-0.23%	2,534	2005
	9.988556	9.900293	-0.88%	847	2004
	10.000000	9.988556	-0.11%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.050714	14.282895	18.52%	618	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.437060	13.910027	3.52%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	15.953635	17.790121	11.51%	1,488	2006
	14.964753	15.953635	6.61%	1,513	2005
	13.138019	14.964753	13.90%	1,536	2004
	10.138201	13.138019	29.59%	7,136	2003
	14.015386	10.138201	-27.66%	9,038	2002
	14.470155	14.015386	-3.14%	3,810	2001
	14.547000	14.470155	-0.53%	434	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.244058	2.44%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	16.075411	18.134147	12.81%	11,839	2006
	14.369651	16.075411	11.87%	11,787	2005
	12.562067	14.369651	14.39%	12,025	2004
	9.973058	12.562067	25.96%	13,503	2003
	14.351320	9.973058	-30.51%	13,924	2002
	19.367124	14.351320	-25.90%	5,929	2001
	21.277954	19.367124	-8.98%	3,877	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	15.937973	17.594570	10.39%	21,104	2006
	13.727268	15.937973	16.10%	21,296	2005
	11.731426	13.727268	17.01%	22,295	2004
	8.829813	11.731426	32.86%	21,960	2003
	11.835638	8.829813	-25.40%	24,836	2002
	12.385684	11.835638	-4.44%	3,165	2001
	12.504542	12.385684	-0.95%	2,011	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.156075	1.56%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.832816	13.232854	11.83%	0	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	107	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.441173	4.41%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.423276	4.23%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.723164	7.23%	4,602	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.250695	2.51%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.897677	14.030561	8.78%	12,070	2006
	12.808565	12.897677	0.70%	14,378	2005
	11.829065	12.808565	8.28%	30,397	2004
	9.836609	11.829065	20.26%	24,240	2003
	9.689126	9.836609	1.52%	17,949	2002
	9.453988	9.689126	2.49%	4,535	2001
	10.479056	9.453988	-9.78%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.425180	11.340421	8.78%	5,464	2006
	10.000000	10.425180	4.25%	1,895	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.985684	22.840560	34.47%	0	2006
	13.020203	16.985684	30.46%	0	2005
	10.964194	13.020203	18.75%	0	2004
	6.745447	10.964194	62.54%	0	2003
	8.090952	6.745447	-16.63%	1,107	2002
	8.677386	8.090952	-6.76%	0	2001
	10.000000	8.677386	-13.23%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.855195	25.340854	34.40%	5,491	2006
	14.451324	18.855195	30.47%	3,190	2005
	12.167999	14.451324	18.76%	2,877	2004
	7.488067	12.167999	62.50%	3,123	2003
	10.000000	7.488067	-25.12%	1,064	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.920103	17.484722	35.33%	1,046	2006
	12.336991	12.920103	4.73%	808	2005
	9.653025	12.336991	27.80%	978	2004
	7.904327	9.653025	22.12%	578	2003
	10.000000	7.904327	-20.96%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.851148	19.419965	30.76%	7,713	2006
	11.599408	14.851148	28.03%	373	2005
	10.313672	11.599408	12.47%	134	2004
	7.748697	10.313672	33.10%	142	2003
	10.000000	7.748697	-22.51%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.309808	16.478948	23.81%	562	2006
	11.339567	13.309808	17.37%	562	2005
	9.968174	11.339567	13.76%	562	2004
	7.449129	9.968174	33.82%	693	2003
	10.151774	7.449129	-26.62%	1,721	2002
	12.714940	10.151774	-20.16%	1,884	2001
	14.743816	12.714940	-13.76%	693	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.072006	22.362632	23.74%	2,177	2006
	15.396766	18.072006	17.38%	1,718	2005
	13.534705	15.396766	13.76%	813	2004
	10.000000	13.534705	35.35%	1,447	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	10.614802	11.718952	10.40%	11,860	2006
	10.524783	10.614802	0.86%	15,361	2005
	9.863772	10.524783	6.70%	15,288	2004
	8.469553	9.863772	16.46%	15,351	2003
	9.820962	8.469553	-13.76%	9,563	2002
	10.367680	9.820962	-5.27%	1,089	2001
	10.577794	10.367680	-1.99%	3,084	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.061103	15.288267	1.51%	9,087	2006
	14.166800	15.061103	6.31%	10,128	2005
	12.700547	14.166800	11.54%	10,489	2004
	9.617770	12.700547	32.05%	24,830	2003
	14.659211	9.617770	-34.39%	27,020	2002
	16.719097	14.659211	-12.32%	5,104	2001
	20.277316	16.719097	-17.55%	3,437	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	29.026186	33.485668	15.36%	30,268	2006
	28.631870	29.026186	1.38%	30,217	2005
	24.818800	28.631870	15.36%	33,675	2004
	16.087835	24.818800	54.27%	39,438	2003
	22.458672	16.087835	-28.37%	35,170	2002
	17.803398	22.458672	26.15%	4,425	2001
	16.277398	17.803398	9.37%	3,265	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	24.572263	27.077341	10.19%	39,016	2006
	22.243450	24.572263	10.47%	38,815	2005
	19.001877	22.243450	17.06%	37,401	2004
	13.701015	19.001877	38.69%	42,660	2003
	16.851295	13.701015	-18.69%	45,981	2002
	18.367325	16.851295	-8.25%	8,037	2001
	17.148084	18.367325	7.11%	1,889	2000

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.917741	18.839726	18.36%	409	2006
	14.557757	15.917741	9.34%	437	2005
	12.220120	14.557757	19.13%	437	2004
	8.783377	12.220120	39.13%	453	2003
	10.000000	8.783377	-12.17%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.795744	12.925251	1.01%	5,634	2006
	11.999029	12.795744	6.64%	4,797	2005
	11.312952	11.999029	6.06%	4,095	2004
	8.410033	11.312952	34.52%	3,897	2003
	10.000000	8.410033	-15.90%	2,686	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.911242	3.183134	9.34%	0	2006
	2.975335	2.911242	-2.15%	0	2005
	2.900164	2.975335	2.59%	0	2004
	1.899557	2.900164	52.68%	0	2003
	3.375688	1.899557	-43.73%	0	2002
	5.993413	3.375688	-43.68%	0	2001
	10.000000	5.993413	-40.07%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.890064	11.897875	9.25%	1,037	2006
	11.129316	10.890064	-2.15%	1,033	2005
	10.851730	11.129316	2.56%	1,621	2004
	7.109711	10.851730	52.63%	1,256	2003
	10.000000	7.109711	-28.90%	977	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.461292	12.665762	1.64%	16,671	2006
	12.269348	12.461292	1.56%	16,330	2005
	12.081076	12.269348	1.56%	18,073	2004
	12.042881	12.081076	0.32%	37,473	2003
	11.033039	12.042881	9.15%	75,670	2002
	10.460250	11.033039	5.48%	34,809	2001
	9.449856	10.460250	10.69%	30,746	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	6.634147	6.927429	4.42%	587	2006
	6.333414	6.634147	4.75%	587	2005
	5.953998	6.333414	6.37%	587	2004
	4.560642	5.953998	30.55%	587	2003
	6.505832	4.560642	-29.90%	587	2002
	9.205900	6.505832	-29.33%	587	2001
	12.740010	9.205900	-27.74%	323	2000

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.983058	11.468184	4.42%	5,362	2006
	10.809357	10.983058	1.61%	7,429	2005
	10.502098	10.809357	2.93%	12,378	2004
	9.895838	10.502098	6.13%	12,273	2003
	10.000000	9.895838	-1.04%	7,218	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.498511	12.261864	6.64%	2,611	2006
	11.188941	11.498511	2.77%	2,904	2005
	10.616601	11.188941	5.39%	3,235	2004
	9.494075	10.616601	11.82%	6,324	2003
	10.000000	9.494075	-5.06%	2,641	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.860570	12.989787	9.52%	196,549	2006
	11.447227	11.860570	3.61%	205,024	2005
	10.625957	11.447227	7.73%	256,615	2004
	8.999570	10.625957	18.07%	153,706	2003
	10.000000	8.999570	-10.00%	73,261	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.369589	13.935085	12.66%	85,562	2006
	11.745826	12.369589	5.31%	89,605	2005
	10.654414	11.745826	10.24%	96,515	2004
	8.553922	10.654414	24.56%	155,540	2003
	10.000000	8.553922	-14.46%	85,161	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.665956	14.558931	14.95%	2,053	2006
	11.931477	12.665956	6.16%	1,020	2005
	10.639301	11.931477	12.15%	9,167	2004
	8.203385	10.639301	29.69%	50,564	2003
	10.000000	8.203385	-17.97%	11,207	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	13.706403	14.816486	8.10%	4,346	2006
	12.698570	13.706403	7.94%	3,548	2005
	11.194572	12.698570	13.44%	3,108	2004
	8.122255	11.194572	37.83%	1,874	2003
	13.112455	8.122255	-38.06%	2,342	2002
	19.133359	13.112455	-31.47%	2,269	2001
	22.988509	19.133359	-16.77%	759	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.894355	11.200509	2.81%	78,777	2006
	10.788773	10.894355	0.98%	85,635	2005
	10.881482	10.788773	-0.85%	64,851	2004
	10.995248	10.881482	-1.03%	69,776	2003
	11.045897	10.995248	-0.46%	95,536	2002
	10.841575	11.045897	1.88%	78,798	2001
	10.395950	10.841575	4.29%	46,460	2000

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.626314	13.363500	-1.93%	94	2006
	12.370936	13.626314	10.15%	757	2005
	11.186220	12.370936	10.59%	763	2004
	7.463213	11.186220	49.88%	92	2003
	10.000000	7.463213	-25.37%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.842547	8.43%	175	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.934223	21.651448	20.73%	15,578	2006
	16.272754	17.934223	10.21%	9,231	2005
	13.758110	16.272754	18.28%	2,031	2004
	10.000000	13.758110	37.58%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.157413	23.947955	8.08%	16,516	2006
	20.096540	22.157413	10.25%	25,144	2005
	17.655987	20.096540	13.82%	31,884	2004
	13.332102	17.655987	32.43%	30,717	2003
	16.005443	13.332102	-16.70%	30,689	2002
	16.490935	16.005443	-2.94%	10,679	2001
	14.553031	16.490935	13.32%	3,067	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	12.227790	13.665574	11.76%	22,575	2006
	11.571236	12.227790	5.67%	22,074	2005
	10.720003	11.571236	7.94%	21,981	2004
	8.547905	10.720003	25.41%	24,022	2003
	10.516473	8.547905	-18.72%	24,124	2002
	12.127493	10.516473	-13.28%	17,329	2001
	12.596911	12.127493	-3.73%	16,831	2000

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.238978	16.262728	14.21%	1,720	2006
	13.125222	14.238978	8.49%	1,105	2005
	11.236149	13.125222	16.81%	327	2004
	9.096324	11.236149	23.52%	479	2003
	10.000000	9.096324	-9.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	11.805622	13.458229	14.00%	31,672	2006
	11.514104	11.805622	2.53%	40,242	2005
	9.963657	11.514104	15.56%	29,815	2004
	7.707824	9.963657	29.27%	17,900	2003
	10.469799	7.707824	-26.38%	12,778	2002
	12.119427	10.469799	-13.61%	4,910	2001
	13.786084	12.119427	-12.09%	7,511	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.321271	13.735964	3.11%	4,020	2006
	13.255163	13.321271	0.50%	4,468	2005
	12.650922	13.255163	4.78%	8,502	2004
	11.473014	12.650922	10.27%	7,460	2003
	10.881227	11.473014	5.44%	9,224	2002
	10.619936	10.881227	2.46%	4,165	2001
	10.219313	10.619936	3.92%	3,572	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.657105	16.623444	6.17%	98,282	2006
	15.146727	15.657105	3.37%	109,274	2005
	14.401857	15.146727	5.17%	116,680	2004
	11.182836	14.401857	28.79%	107,813	2003
	15.546364	11.182836	-28.07%	81,247	2002
	18.083324	15.546364	-14.03%	33,073	2001
	18.427568	18.083324	-1.87%	9,722	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.655041	13.491361	15.76%	90,001	2006
	10.366717	11.655041	12.43%	94,202	2005
	8.845490	10.366717	17.20%	104,836	2004
	6.288389	8.845490	40.66%	115,420	2003
	8.211680	6.288389	-23.42%	125,606	2002
	9.493145	8.211680	-13.50%	36,325	2001
	10.000000	9.493145	-5.07%	798	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.713519	21.661296	15.75%	17,940	2006
	16.640631	18.713519	12.46%	19,003	2005
	14.194919	16.640631	17.23%	21,079	2004
	10.000000	14.194919	41.95%	18,749	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.491592	4.92%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	13.060178	14.775327	13.13%	31,446	2006
	12.529835	13.060178	4.23%	32,562	2005
	11.639025	12.529835	7.65%	39,918	2004
	9.338857	11.639025	24.63%	48,707	2003
	11.693870	9.338857	-20.14%	52,745	2002
	13.236091	11.693870	-11.65%	33,147	2001
	14.751442	13.236091	-10.27%	13,882	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.984100	-0.16%	189	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.025463	16.227583	1.26%	78,245	2006
	14.505376	16.025463	10.48%	86,465	2005
	12.313446	14.505376	17.80%	91,812	2004
	9.968740	12.313446	23.52%	83,445	2003
	14.037370	9.968740	-28.98%	62,452	2002
	20.768575	14.037370	-32.41%	17,360	2001
	23.789077	20.768575	-12.70%	6,507	2000

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.526070	5.26%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.972276	9.72%	170	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.227809	2.28%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.385438	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	27.729876	30.221133	8.98%	3,105	2006
	25.116712	27.729876	10.40%	3,231	2005
	23.203314	25.116712	8.25%	3,231	2004
	18.451021	23.203314	25.76%	5,105	2003
	17.176522	18.451021	7.42%	3,180	2002
	15.863998	17.176522	8.27%	0	2001
	14.479873	15.863998	9.56%	0	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.798483	8.381518	7.48%	7,686	2006
	6.744070	7.798483	15.63%	4,092	2005
	5.639279	6.744070	19.59%	4,554	2004
	4.044559	5.639279	39.43%	7,641	2003
	5.973855	4.044559	-32.30%	11,869	2002
	8.594047	5.973855	-30.49%	11,751	2001
	10.000000	8.594047	-14.06%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.397762	37.199576	35.78%	17,065	2006
	23.797997	27.397762	15.13%	18,843	2005
	17.740386	23.797997	34.15%	20,780	2004
	13.117202	17.740386	35.25%	24,903	2003
	13.443112	13.117202	-2.42%	24,656	2002
	12.445148	13.443112	8.02%	9,369	2001
	11.985136	12.445148	3.84%	315	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	31.941114	43.822423	37.20%	1,466	2006
	24.602994	31.941114	29.83%	1,466	2005
	19.870857	24.602994	23.81%	1,466	2004
	13.103231	19.870857	51.65%	3,554	2003
	13.721459	13.103231	-4.51%	4,422	2002
	14.210596	13.721459	-3.44%	4,036	2001
	24.853443	14.210596	-42.82%	3,236	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	18.560497	22.734416	22.49%	1,692	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	28.212403	34.544385	22.44%	381	2006
	18.911846	28.212403	49.18%	4,398	2005
	15.478646	18.911846	22.18%	4,527	2004
	10.869895	15.478646	42.40%	5,768	2003
	11.374685	10.869895	-4.44%	310	2002
	12.915760	11.374685	-11.93%	310	2001
	11.787279	12.915760	9.57%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.560497	22.734416	22.49%	1,692	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.068570	12.216644	10.37%	14,765	2006
	10.431223	11.068570	6.11%	18,303	2005
	8.971514	10.431223	16.27%	19,429	2004
	6.657970	8.971514	34.75%	26,079	2003
	9.250791	6.657970	-28.03%	25,531	2002
	9.746555	9.250791	-5.09%	17,744	2001
	10.000000	9.746555	-2.53%	1,051	2000*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.195352	12.429816	11.03%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.218519	11.696400	4.26%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.839172	13.530439	14.29%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	890	2003
	8.623786	6.834929	-20.74%	890	2002
	9.573565	8.623786	-9.92%	1,621	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.503984	12.910087	22.91%	0	2006
	9.434597	10.503984	11.33%	0	2005
	8.351354	9.434597	12.97%	0	2004
	6.823270	8.351354	22.40%	0	2003
	8.717309	6.823270	-21.73%	0	2002
	12.522513	8.717309	-30.39%	409	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.350255	15.179269	22.91%	184	2006
	11.107999	12.350255	11.18%	206	2005
	9.819250	11.107999	13.12%	204	2004
	8.022584	9.819250	22.40%	204	2003
	10.000000	8.022584	-19.77%	172	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.027429	10.27%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.660808	10.136715	-4.92%	586	2006
	10.614759	10.660808	0.43%	586	2005
	9.756701	10.614759	8.79%	586	2004
	7.946664	9.756701	22.78%	586	2003
	10.000000	7.946664	-20.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.289251	16.667321	16.64%	6,152	2006
	13.839011	14.289251	3.25%	6,641	2005
	12.313381	13.839011	12.39%	9,077	2004
	9.713280	12.313381	26.77%	5,531	2003
	11.308628	9.713280	-14.11%	20,915	2002
	10.197744	11.308628	10.89%	4,205	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.517919	-4.82%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	3,204	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.862701	12.088561	11.29%	0	2006
	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	-29.86%	0	2001

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.936012	12.755997	16.64%	0	2006
	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.739166	12.599958	17.33%	0	2006
	10.101697	10.739166	6.31%	0	2005
	9.229428	10.101697	9.45%	0	2004
	7.501271	9.229428	23.04%	0	2003
	9.922893	7.501271	-24.40%	0	2002
	10.000956	9.922893	-0.78%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.979641	14.598370	12.47%	2,975	2006
	12.312807	12.979641	5.42%	1,594	2005
	10.276639	12.312807	19.81%	1,594	2004
	7.587564	10.276639	35.44%	1,594	2003
	10.000000	7.587564	-24.12%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.956764	10.169522	13.54%	9,462	2006
	8.702901	8.956764	2.92%	9,363	2005
	8.001922	8.702901	8.76%	10,779	2004
	6.341490	8.001922	26.18%	15,357	2003
	8.309551	6.341490	-23.68%	16,052	2002
	9.626823	8.309551	-13.68%	7,291	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	4,369	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.277768	2.78%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.610701	12.911892	2.39%	29,457	2006
	12.663894	12.610701	-0.42%	29,856	2005
	12.432845	12.663894	1.86%	29,826	2004
	12.086367	12.432845	2.87%	47,014	2003
	11.248475	12.086367	7.45%	47,606	2002
	10.594913	11.248475	6.17%	1,766	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.993905	12.977703	18.04%	14,537	2006
	10.574610	10.993905	3.97%	11,999	2005
	9.658120	10.574610	9.49%	13,210	2004
	7.544918	9.658120	28.01%	17,009	2003
	9.247408	7.544918	-18.41%	14,391	2002
	9.912757	9.247408	-6.71%	13,126	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.227083	8.632044	4.92%	5,104	2006
	7.919648	8.227083	3.88%	6,344	2005
	7.801994	7.919648	1.51%	6,344	2004
	5.977313	7.801994	30.53%	2,512	2003
	8.711728	5.977313	-31.39%	1,272	2002
	10.773174	8.711728	-19.13%	699	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.786070	9.602576	9.29%	4,178	2006
	8.717634	8.786070	0.79%	466	2005
	8.101344	8.717634	7.61%	4,567	2004
	6.490761	8.101344	24.81%	4,567	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	604	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.158574	16.416913	15.95%	3,846	2006
	12.110746	14.158574	16.91%	3,949	2005
	10.855078	12.110746	11.57%	4,052	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	13.034847	14.298951	9.70%	15,469	2006
	11.347721	13.034847	14.87%	16,813	2005
	10.008646	11.347721	13.38%	13,784	2004
	7.932488	10.008646	26.17%	8,127	2003
	8.909469	7.932488	-10.97%	7,334	2002
	10.343090	8.909469	-13.86%	5,487	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	1,887	2004
	5.187189	6.611555	27.46%	2,108	2003
	6.758171	5.187189	-23.25%	2,041	2002
	8.036133	6.758171	-15.90%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.830032	-1.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	13.007946	14.858647	14.23%	1,243	2006
	12.902636	13.007946	0.82%	1,242	2005
	11.515065	12.902636	12.05%	1,364	2004
	7.423709	11.515065	55.11%	189	2003
	10.000000	7.423709	-25.76%	201	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.524279	5.24%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.641087	6.41%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.421750	4.22%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.806451	8.373693	7.27%	140	2006
	7.055157	7.806451	10.65%	140	2005
	6.083963	7.055157	15.96%	1,085	2004
	5.147573	6.083963	18.19%	6,431	2003
	6.228852	5.147573	-17.36%	7,846	2002
	8.107133	6.228852	-23.17%	4,917	2001

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	1,168	2002
	6.479020	3.991639	-38.39%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	484	2004
	7.073630	10.230953	44.64%	514	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.312069	16.697390	9.05%	0	2006
	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.951137	12.933362	44.49%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	2,677	2001

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.461983	22.360465	44.62%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	1,498	2003
	10.000000	7.719236	-22.81%	1,608	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.899300	12.147803	11.45%	1,956	2006
	10.228883	10.899300	6.55%	1,956	2005
	8.984815	10.228883	13.85%	3,225	2004
	6.936818	8.984815	29.52%	0	2003
	9.594571	6.936818	-27.70%	0	2002
	9.910972	9.594571	-3.19%	5,235	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.240608	2.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.496834	12.962624	12.75%	1,604	2006
	10.282120	11.496834	11.81%	1,597	2005
	8.993282	10.282120	14.33%	1,717	2004
	7.143412	8.993282	25.90%	1,682	2003
	10.284686	7.143412	-30.54%	1,714	2002
	13.886316	10.284686	-25.94%	4,162	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.077412	13.325981	10.34%	5,971	2006
	10.407471	12.077412	16.05%	8,867	2005
	8.898815	10.407471	16.95%	4,658	2004
	6.701201	8.898815	32.79%	2,262	2003
	8.986985	6.701201	-25.43%	504	2002
	9.409456	8.986985	-4.49%	390	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.152648	1.53%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.719544	7.20%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.247234	2.47%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.873788	12.910184	8.73%	947	2006
	11.797727	11.873788	0.64%	947	2005
	10.901080	11.797727	8.23%	1,037	2004
	9.069535	10.901080	20.19%	947	2003
	8.938092	9.069535	1.47%	2,386	2002
	8.725646	8.938092	2.43%	2,303	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.421681	11.330863	8.72%	113	2006
	10.000000	10.421681	4.22%	108	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.820135	25.280916	34.33%	61	2006
	14.431753	18.820135	30.41%	2,022	2005
	12.157699	14.431753	18.70%	85	2004
	7.485519	12.157699	62.42%	97	2003
	10.000000	7.485519	-25.15%	94	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.894331	17.441004	35.26%	0	2006
	12.318634	12.894331	4.67%	0	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.823511	19.373993	30.70%	2,154	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.485599	10.466978	10.35%	0	2006
	9.409927	9.485599	0.80%	641	2005
	8.823429	9.409927	6.65%	641	2004
	7.580114	8.823429	16.40%	641	2003
	8.794081	7.580114	-13.80%	0	2002
	9.288391	8.794081	-5.32%	270	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	15.010175	15.228839	1.46%	476	2006
	14.126052	15.010175	6.26%	949	2005
	12.670461	14.126052	11.49%	952	2004
	9.599855	12.670461	31.99%	3,727	2003
	14.639366	9.599855	-34.42%	15,452	2002
	16.705019	14.639366	-12.37%	197	2001

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.795111	23.977837	15.31%	1,472	2006
	20.523009	20.795111	1.33%	850	2005
	17.798875	20.523009	15.31%	1,137	2004
	11.543278	17.798875	54.19%	1,399	2003
	16.122666	11.543278	-28.40%	1,251	2002
	12.787277	16.122666	26.08%	61,949	2001

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	20.178364	22.224214	10.14%	1,522	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	3,069	2001

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.885982	18.792603	18.30%	0	2006
	14.536085	15.885982	9.29%	0	2005
	12.208133	14.536085	19.07%	1,177	2004
	8.779218	12.208133	39.06%	0	2003
	10.000000	8.779218	-12.21%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.770201	12.892895	0.96%	100	2006
	11.981156	12.770201	6.59%	90	2005
	11.301852	11.981156	6.01%	86	2004
	8.406045	11.301852	34.45%	82	2003
	10.000000	8.406045	-15.94%	96	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.903481	3.173035	9.28%	0	2006
	2.968897	2.903481	-2.20%	0	2005
	2.895359	2.968897	2.54%	0	2004
	1.897376	2.895359	52.60%	0	2003
	3.373545	1.897376	-43.76%	1,368	2002
	5.992673	3.373545	-43.71%	687	2001

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.869772	11.869686	9.20%	0	2006
	11.114218	10.869772	-2.20%	0	2005
	10.842520	11.114218	2.51%	372	2004
	7.107282	10.842520	52.56%	487	2003
	10.000000	7.107282	-28.93%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.798374	13.001762	1.59%	28,557	2006
	12.607632	12.798374	1.51%	28,976	2005
	12.420485	12.607632	1.51%	29,269	2004
	12.387519	12.420485	0.27%	30,007	2003
	11.354552	12.387519	9.10%	36,086	2002
	10.770572	11.354552	5.42%	8,482	2001

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	2,035	2004
	9.891153	10.491789	6.07%	27,892	2003
	10.000000	9.891153	-1.09%	11,835	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	10,187	2004
	9.489589	10.606188	11.77%	30,477	2003
	10.000000	9.489589	-5.10%	46,118	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.836907	12.957311	9.47%	4,067	2006
	11.430176	11.836907	3.56%	4,147	2005
	10.615527	11.430176	7.67%	1,114	2004
	8.995312	10.615527	18.01%	7,126	2003
	10.000000	8.995312	-10.05%	1,182	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.344896	13.900226	12.60%	7,375	2006
	11.728326	12.344896	5.26%	7,375	2005
	10.643945	11.728326	10.19%	7,375	2004
	8.549857	10.643945	24.49%	53,687	2003
	10.000000	8.549857	-14.50%	7,375	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.640673	14.522502	14.89%	18,257	2006
	11.913697	12.640673	6.10%	18,257	2005
	10.628853	11.913697	12.09%	18,257	2004
	8.199498	10.628853	29.63%	18,257	2003
	10.000000	8.199498	-18.01%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	8.713100	9.414007	8.04%	271	2006
	8.076529	8.713100	7.88%	269	2005
	7.123587	8.076529	13.38%	2,029	2004
	5.171167	7.123587	37.76%	4,408	2003
	8.352516	5.171167	-38.09%	1,934	2002
	12.194050	8.352516	-31.50%	333	2001

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	10.666317	10.960502	2.76%	2,802	2006
	10.568302	10.666317	0.93%	2,314	2005
	10.664538	10.568302	-0.90%	2,314	2004
	10.781517	10.664538	-1.08%	4,823	2003
	10.836691	10.781517	-0.51%	80,590	2002
	10.641677	10.836691	1.83%	5,411	2001

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	69	2004
	7.459677	11.175255	49.81%	1,398	2003
	10.000000	7.459677	-25.40%	11,489	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.909961	21.611209	20.67%	183	2006
	16.258970	17.909961	10.15%	183	2005
	13.753445	16.258970	18.22%	2,068	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.376513	18.771190	8.03%	4,667	2006
	15.768301	17.376513	10.20%	3,522	2005
	13.860424	15.768301	13.76%	1,332	2004
	10.471383	13.860424	32.36%	439	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	985	2001

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.534200	10.649866	11.70%	972	2006
	9.026851	9.534200	5.62%	973	2005
	8.367042	9.026851	7.89%	973	2004
	6.675091	8.367042	25.35%	973	2003
	8.216536	6.675091	-18.76%	6,544	2002
	9.480069	8.216536	-13.33%	973	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.210586	16.222071	14.15%	0	2006
	13.105683	14.210586	8.43%	0	2005
	11.225121	13.105683	16.75%	0	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.202382	10.485261	13.94%	767	2006
	8.979694	9.202382	2.48%	767	2005
	7.774478	8.979694	15.50%	2,607	2004
	6.017346	7.774478	29.20%	767	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	291	2001

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.862646	13.256349	3.06%	3,202	2006
	12.805314	12.862646	0.45%	4,235	2005
	12.227805	12.805314	4.72%	3,611	2004
	11.094926	12.227805	10.21%	6,144	2003
	10.527978	11.094926	5.39%	14,988	2002
	10.280419	10.527978	2.41%	4,015	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.808133	11.469371	6.12%	8,281	2006
	10.461119	10.808133	3.32%	8,719	2005
	9.951728	10.461119	5.12%	8,596	2004
	7.731297	9.951728	28.72%	6,249	2003
	10.753519	7.731297	-28.10%	22,630	2002
	12.514763	10.753519	-14.07%	6,107	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.621530	13.445762	15.70%	1,869	2006
	10.342152	11.621530	12.37%	1,869	2005
	8.829014	10.342152	17.14%	2,070	2004
	6.279861	8.829014	40.59%	2,473	2003
	8.204726	6.279861	-23.46%	2,557	2002
	9.489961	8.204726	-13.54%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	52	2004
	10.000000	14.190099	41.90%	1,144	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.488054	4.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	3,366	2005
	8.491851	9.137147	7.60%	3,366	2004
	6.817103	8.491851	24.57%	1,140	2003
	8.540552	6.817103	-20.18%	1,140	2002
	9.671852	8.540552	-11.70%	1,905	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.792970	10.923544	1.21%	1,249	2006
	9.774156	10.792970	10.42%	2,819	2005
	8.301377	9.774156	17.74%	1,249	2004
	6.724059	8.301377	23.46%	2,819	2003
	9.473229	6.724059	-29.02%	6,496	2002
	14.023027	9.473229	-32.45%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.522524	5.23%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.224316	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	53	2003
	13.285149	14.263644	7.37%	62	2002
	12.276257	13.285149	8.22%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.776058	8.353187	7.42%	0	2006
	6.728088	7.776058	15.58%	0	2005
	5.628773	6.728088	19.53%	0	2004
	4.039063	5.628773	39.36%	0	2003
	5.968779	4.039063	-32.33%	0	2002
	8.591151	5.968779	-30.52%	646	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.915071	33.811561	35.71%	510	2006
	21.652466	24.915071	15.07%	1,486	2005
	16.149186	21.652466	34.08%	1,275	2004
	11.946728	16.149186	35.18%	1,222	2003
	12.249784	11.946728	-2.47%	469	2002
	11.346213	12.249784	7.96%	998	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	560	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.544874	22.703760	22.43%	436	2006
	12.442137	18.544874	49.05%	546	2005
	10.000000	12.442137	24.42%	708	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.036738	12.175345	10.32%	450	2006
	10.406493	11.036738	6.06%	1,138	2005
	8.954792	10.406493	16.21%	1,571	2004
	6.648942	8.954792	34.68%	6,222	2003
	9.242958	6.648942	-28.06%	24,761	2002
	9.743284	9.242958	-5.14%	4,105	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.174525	12.400389	10.97%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.197624	11.668696	4.21%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.829178	13.512160	14.23%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.895561	11.384294	15.04%	7,899	2006
	9.625539	9.895561	2.81%	7,959	2005
	8.670410	9.625539	11.02%	9,573	2004
	6.822181	8.670410	27.09%	9,317	2003
	8.612091	6.822181	-20.78%	8,524	2002
	9.565494	8.612091	-9.97%	8,127	2001
	10.891060	9.565494	-12.17%	7,696	2000
	10.000000	10.891060	8.91%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.468429	12.859855	22.84%	0	2006
	9.407439	10.468429	11.28%	0	2005
	8.331561	9.407439	12.91%	533	2004
	6.810559	8.331561	22.33%	533	2003
	8.705508	6.810559	-21.77%	533	2002
	12.511970	8.705508	-30.42%	3,268	2001
	15.309779	12.511970	-18.27%	2,965	2000
	10.000000	15.309779	53.10%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.327246	15.143308	22.84%	8,920	2006
	11.092933	12.327246	11.13%	6,688	2005
	9.810925	11.092933	13.07%	4,424	2004
	8.019853	9.810925	22.33%	4,715	2003
	10.000000	8.019853	-19.80%	4,397	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.023713	10.24%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.640922	10.112678	-4.96%	1,818	2006
	10.600340	10.640922	0.38%	1,818	2005
	9.748406	10.600340	8.74%	1,818	2004
	7.943949	9.748406	22.71%	74,494	2003
	10.000000	7.943949	-20.56%	35,008	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.240913	16.602508	16.58%	863	2006
	13.799188	14.240913	3.20%	3,397	2005
	12.284189	13.799188	12.33%	3,961	2004
	9.695180	12.284189	26.70%	4,446	2003
	11.293308	9.695180	-14.15%	7,174	2002
	10.189139	11.293308	10.84%	5,343	2001
	8.777154	10.189139	16.09%	3,261	2000
	10.000000	8.777154	-12.23%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.514717	-4.85%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.584226	10.564578	-0.19%	4,154	2006
	10.606483	10.584226	-0.21%	4,071	2005
	10.202557	10.606483	3.96%	643	2004
	10.000000	10.202557	2.03%	643	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.825953	12.041572	11.23%	0	2006
	9.486631	10.825953	14.12%	0	2005
	8.138411	9.486631	15.93%	0	2004
	5.640729	8.183411	45.08%	0	2003
	8.719797	5.640729	-35.31%	0	2002
	12.438107	8.719797	-29.89%	0	2001
	15.616326	12.438107	-20.35%	0	2000
	10.000000	15.616326	56.16%	0	1999*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.899016	12.706402	16.58%	0	2006
	9.445370	10.899016	15.39%	0	2005
	8.378380	9.445370	12.74%	0	2004
	6.407248	8.378380	30.76%	0	2003
	8.142192	6.407248	-21.31%	0	2002
	10.663588	8.142192	-23.64%	0	2001
	14.645295	10.663588	-27.19%	0	2000
	10.000000	14.645295	46.45%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.702812	12.550947	17.27%	0	2006
	10.072607	10.702812	6.26%	0	2005
	9.207534	10.072607	9.40%	0	2004
	7.487286	9.207534	22.98%	0	2003
	9.909449	7.487286	-24.44%	0	2002
	9.992513	9.909449	-0.83%	0	2001
	9.337456	9.992513	7.02%	0	2000
	10.000000	9.337456	-6.63%	53	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.955471	14.563792	12.41%	709	2006
	12.296116	12.955471	5.36%	709	2005
	10.267923	12.296116	19.75%	598	2004
	7.584974	10.267923	35.37%	319	2003
	10.000000	7.584974	-24.15%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.242824	7.771180	7.29%	0	2006
	7.114235	7.242824	1.81%	726	2005
	6.817526	7.114235	4.35%	726	2004
	5.506865	6.817526	23.80%	726	2003
	7.888512	5.506865	-30.19%	726	2002
	10.371408	7.888512	-23.94%	726	2001
	11.864126	10.371408	-12.58%	26,454	2000
	10.000000	11.864126	18.64%	0	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.926469	10.129984	13.48%	15,190	2006
	8.677868	8.926469	2.86%	17,952	2005
	7.982961	8.677868	8.70%	14,576	2004
	6.329672	7.982961	26.12%	19,939	2003
	8.298290	6.329672	-23.72%	24,587	2002
	9.618706	8.298290	-13.73%	16,046	2001
	10.790571	9.618706	-10.86%	12,845	2000
	10.000000	10.790571	7.91%	1,372	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.129937	10.448742	14.44%	216	2006
	8.902348	9.129937	2.56%	226	2005
	8.625637	8.902348	3.21%	1,414	2004
	7.245341	8.625637	19.05%	1,480	2003
	8.854519	7.245341	-18.17%	1,538	2002
	9.938414	8.854519	-10.91%	1,625	2001
	10.180717	9.938414	-2.38%	1,720	2000
	10.000000	10.180717	1.81%	0	1999*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.274298	2.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.568036	12.861674	2.34%	2,414	2006
	12.627451	12.568036	-0.47%	2,372	2005
	12.403369	12.627451	1.81%	2,606	2004
	12.063856	12.403369	2.81%	3,169	2003
	11.233244	12.063856	7.39%	60,107	2002
	10.585977	11.233244	6.11%	2,362	2001
	9.754195	10.585977	8.53%	609	2000
	10.000000	9.754195	-2.46%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.956738	12.927267	17.98%	15,335	2006
	10.544204	10.956738	3.91%	19,991	2005
	9.635243	10.544204	9.43%	17,708	2004
	7.530864	9.635243	27.94%	17,013	2003
	9.234883	7.530864	-18.45%	15,993	2002
	9.904395	9.234883	-6.76%	2,362	2001
	9.306820	9.904395	6.42%	9,140	2000
	10.000000	9.306820	-6.93%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.199242	8.598464	4.87%	17,716	2006
	7.896862	8.199242	3.83%	22,018	2005
	7.783505	7.896862	1.46%	39,846	2004
	5.966173	7.783505	30.46%	42,815	2003
	8.699922	5.966173	-31.42%	42,602	2002
	10.764092	8.699922	-19.18%	24,355	2001
	12.318116	10.764092	-12.62%	43,988	2000
	10.000000	12.318116	23.18%	7,228	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.756341	9.565232	9.24%	430	2006
	8.692546	8.756341	0.73%	449	2005
	8.082144	8.692546	7.55%	2,359	2004
	6.478666	8.082144	24.75%	2,854	2003
	6.363800	6.478666	1.80%	3,965	2002
	7.352510	6.363800	-13.45%	4,306	2001
	9.669314	7.352510	-23.96%	2,702	2000
	10.000000	9.669314	-3.31%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.511681	13.340733	15.89%	2,324	2006
	9.847782	11.511681	16.90%	2,324	2005
	8.831911	9.847782	11.50%	2,324	2004
	6.277043	8.831911	40.70%	2,995	2003
	8.020658	6.277043	-21.74%	2,995	2002
	10.370604	8.020658	-22.66%	3,814	2001
	13.054491	10.370604	-20.56%	2,324	2000
	10.000000	13.054491	30.54%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.132218	16.378046	15.89%	0	2006
	12.094330	14.132218	16.85%	0	2005
	10.845870	12.094330	11.51%	0	2004
	7.705852	10.845870	40.75%	0	2003
	10.000000	7.705852	-22.94%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	12.990759	14.243362	9.64%	13,985	2006
	11.315079	12.990759	14.81%	16,640	2005
	9.984934	11.315079	13.32%	11,537	2004
	7.917710	9.984934	26.11%	12,265	2003
	8.897411	7.917710	-11.01%	12,830	2002
	10.334368	8.897411	-13.90%	13,343	2001
	11.274564	10.334368	-8.34%	35,067	2000
	10.000000	11.274564	12.75%	507	1999*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.380507	10.637906	2.48%	0	2006
	10.349600	10.380507	0.30%	0	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.421012	7.678015	3.46%	4,932	2006
	6.937965	7.421012	6.96%	4,942	2005
	6.595891	6.937965	5.19%	9,452	2004
	5.177522	6.595891	27.39%	9,520	2003
	6.749005	5.177522	-23.28%	9,579	2002
	8.029346	6.749005	-15.95%	10,085	2001
	9.866489	8.029346	-18.62%	13,557	2000
	10.000000	9.866489	-1.34%	0	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.826712	-1.73%	516	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.983709	14.823438	14.17%	1,415	2006
	12.885137	12.983709	0.77%	4,443	2005
	11.505305	12.885137	11.99%	6,451	2004
	7.421189	11.505305	55.03%	6,075	2003
	10.000000	7.421189	-25.79%	0	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.348281	-6.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.480714	4.81%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.500643	5.01%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.520727	5.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.085844	10.86%	1,170	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.126467	1.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.637496	6.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.825066	8.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.418235	4.18%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.180456	13.983325	14.80%	0	2006
	11.351056	12.180456	7.31%	0	2005
	10.000000	11.351056	13.51%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.782962	8.344255	7.21%	181	2006
	7.037497	7.782962	10.59%	7,934	2005
	6.071817	7.037497	15.90%	9,242	2004
	5.139904	6.071817	18.13%	10,161	2003
	6.222739	5.139904	-17.40%	10,181	2002
	8.103330	6.222739	-23.21%	12,556	2001
	10.000000	8.103330	-18.97%	47,804	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.606695	3.821146	5.95%	1,060	2006
	3.290663	3.606695	9.60%	1,343	2005
	3.330422	3.290663	-1.19%	1,343	2004
	2.314154	3.330422	43.92%	8,001	2003
	3.987735	2.314154	-41.97%	8,265	2002
	6.475985	3.987735	-38.42%	9,838	2001
	10.000000	6.475985	-35.24%	7,265	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.077674	11.748520	6.06%	0	2006
	10.127278	11.077674	9.38%	0	2005
	10.222274	10.127278	-0.93%	0	2004
	7.071217	10.222274	44.56%	0	2003
	10.000000	7.071217	-29.29%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.291335	16.666323	8.99%	0	2006
	14.031702	15.291335	8.98%	0	2005
	12.158184	14.031702	15.41%	0	2004
	10.000000	12.158184	21.58%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.924201	12.887910	44.42%	3,185	2006
	6.883881	8.924201	29.64%	6,971	2005
	5.903326	6.883881	16.61%	7,965	2004
	4.466078	5.903326	32.18%	16,311	2003
	6.122880	4.466078	-27.06%	16,311	2002
	8.139885	6.122880	-24.78%	19,285	2001
	10.000000	8.139885	-18.60%	51,514	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.433172	22.307490	44.54%	1,735	2006
	11.897749	15.433172	29.72%	2,115	2005
	10.200936	11.897749	16.63%	2,240	2004
	7.716615	10.200936	32.19%	833	2003
	10.000000	7.716615	-22.83%	723	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.851160	10.085950	2.38%	0	2006
	9.883486	9.851160	-0.33%	0	2005
	9.981747	9.883486	-0.98%	0	2004
	10.000000	9.981747	-0.18%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.005873	14.215319	18.40%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.387078	13.844223	3.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.862416	12.100559	11.40%	0	2006
	10.199446	10.862416	6.50%	3,502	2005
	8.963520	10.199446	13.79%	3,502	2004
	6.923899	8.963520	29.46%	3,502	2003
	9.581590	6.923899	-27.74%	3,637	2002
	9.902625	9.581590	-3.24%	5,031	2001
	9.965276	9.902625	-0.63%	3,472	2000
	10.000000	9.965276	-0.35%	0	1999*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.237149	2.37%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.457938	12.912228	12.69%	3,084	2006
	10.252528	11.457938	11.76%	3,840	2005
	8.971959	10.252528	14.27%	4,118	2004
	7.130099	8.971959	25.83%	4,180	2003
	10.270734	7.130099	-30.58%	4,029	2002
	13.874614	10.270734	-25.97%	4,408	2001
	15.258987	13.874614	-9.07%	19,993	2000
	10.000000	15.258987	52.29%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.036504	13.274108	10.28%	3,336	2006
	10.377476	12.036504	15.99%	3,336	2005
	8.877691	10.377476	16.89%	3,336	2004
	6.688692	8.877691	32.73%	3,336	2003
	8.974779	6.688692	-25.47%	4,367	2002
	9.401502	8.974779	-4.54%	3,336	2001
	9.501339	9.401502	-1.05%	0	2000
	10.000000	9.501339	-4.99%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.149218	1.49%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.434128	4.34%	1,817	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.416259	4.16%	817	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.715931	7.16%	406	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.243775	2.44%	837	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.833579	12.859947	8.67%	0	2006
	11.763752	11.833579	0.59%	0	2005
	10.875215	11.763752	8.17%	1,655	2004
	9.052629	10.875215	20.13%	1,655	2003
	8.925976	9.052629	1.42%	1,655	2002
	8.718281	8.925976	2.38%	1,655	2001
	9.673363	8.718281	-9.87%	1,655	2000
	10.000000	9.673363	-3.27%	0	1999*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.418162	11.321282	8.67%	0	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.895288	22.695973	34.33%	3,847	2006
	12.964022	16.895288	30.32%	3,847	2005
	10.927986	12.964022	18.63%	3,847	2004
	6.729993	10.927986	62.38%	3,847	2003
	8.080662	6.729993	-16.71%	3,847	2002
	8.675258	8.080662	-6.85%	3,847	2001
	10.000000	8.675258	-13.25%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.785091	25.221040	34.26%	1,340	2006
	14.412181	18.785091	30.34%	1,340	2005
	12.147387	14.412181	18.64%	1,514	2004
	7.482965	12.147387	62.33%	0	2003
	10.000000	7.482965	-25.17%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.868594	17.397365	35.19%	0	2006
	12.300281	12.868594	4.62%	0	2005
	9.634075	12.300281	27.67%	0	2004
	7.896831	9.634075	22.00%	0	2003
	10.000000	7.896831	-21.03%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.795862	19.328046	30.63%	853	2006
	11.567943	14.795862	27.90%	853	2005
	10.296163	11.567943	853	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	10.029801	12.405355	23.68%	0	2006
	8.553766	10.029801	17.26%	0	2005
	7.526929	8.553766	13.64%	0	2004
	5.630524	7.526929	33.68%	0	2003
	7.681183	5.630524	-26.70%	0	2002
	9.630431	7.681183	-20.24%	0	2001
	11.178438	9.630431	-13.85%	0	2000
	10.000000	11.178438	11.78%	0	1999*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.453512	10.426286	10.29%	9,575	2006
	9.382852	9.453512	0.75%	10,388	2005
	8.802504	9.382852	6.59%	13,272	2004
	7.565979	8.802504	16.34%	15,618	2003
	8.782156	7.565979	-13.85%	15,757	2002
	9.250546	8.782156	-5.37%	5,577	2001
	9.478218	9.280546	-2.09%	5,308	2000
	10.000000	9.478218	-5.22%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	14.959391	15.169611	1.41%	0	2006
	14.085392	14.959391	6.21%	1,461	2005
	12.640410	14.085392	11.43%	1,725	2004
	9.581953	12.640410	31.92%	2,114	2003
	14.619524	9.581953	-34.46%	4,138	2002
	16.690944	14.619524	-12.41%	42,113	2001
	20.263696	16.690944	-17.63%	16,670	2000
	10.000000	20.263696	102.64%	0	1999*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.724738	23.884569	15.25%	5,046	2006
	20.463931	20.724738	1.27%	5,075	2005
	17.756675	20.463931	15.25%	5,366	2004
	11.521769	17.756675	54.11%	6,058	2003
	16.100836	11.521769	-28.44%	4,959	2002
	12.776504	16.100836	26.02%	79,112	2001
	11.693190	12.776504	9.26%	2,045	2000
	10.000000	11.693190	16.93%	0	1999*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	20.110129	22.137835	10.08%	2,166	2006
	18.222675	20.110129	10.36%	2,849	2005
	15.582883	18.222675	16.94%	3,032	2004
	11.247212	15.582883	38.55%	3,487	2003
	13.847390	11.247212	-18.78%	3,615	2002
	15.108647	13.847390	-8.35%	3,664	2001
	14.120006	15.108647	7.00%	3,878	2000
	10.000000	14.120006	41.20%	1,202	1999*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.854233	18.745536	18.24%	874	2006
	14.514390	15.854233	9.23%	0	2005
	12.196111	14.514390	19.01%	0	2004
	8.775030	12.196111	38.99%	0	2003
	10.000000	8.775030	-12.25%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.744678	12.860604	0.91%	3,909	2006
	11.963284	12.744678	6.53%	3,909	2005
	11.290741	11.963284	5.96%	3,909	2004
	8.402053	11.290741	34.38%	0	2003
	10.000000	8.402053	-15.98%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.895715	3.162948	9.23%	0	2006
	2.962458	2.895715	-2.25%	0	2005
	2.890558	2.962458	2.49%	0	2004
	1.895195	2.890558	52.52%	0	2003
	3.371381	1.895195	-43.79%	0	2002
	5.991934	3.371381	-43.73%	0	2001
	10.000000	5.991934	-40.08%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.849518	11.841558	9.14%	0	2006
	11.099137	10.849518	-2.25%	73	2005
	10.833329	11.099137	2.45%	152	2004
	7.104858	10.833329	52.48%	230	2003
	10.000000	7.104858	-28.95%	230	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.755077	12.951217	1.54%	4,868	2006
	12.571358	12.755077	1.46%	5,133	2005
	12.391049	12.571358	1.46%	7,717	2004
	12.364450	12.391049	0.22%	7,887	2003
	11.339175	12.364450	9.04%	63,187	2002
	10.761486	11.339175	5.37%	5,998	2001
	9.731842	10.761486	10.58%	6,657	2000
	10.000000	9.731842	-2.68%	0	1999*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	5.022615	5.239327	4.31%	0	2006
	4.799798	5.022615	4.64%	0	2005
	4.516845	4.799798	6.26%	2,716	2004
	3.463330	4.516845	30.42%	2,716	2003
	4.945547	3.463330	-29.97%	2,716	2002
	7.005239	4.945547	-29.40%	3,395	2001
	9.704353	7.005239	-27.81%	2,716	2000
	10.000000	9.704353	-2.96%	0	1999*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.957934	11.430348	4.31%	0	2006
	10.795581	10.957934	1.50%	0	2005
	10.499391	10.795581	2.82%	0	2004
	9.903364	10.499391	6.02%	0	2003
	10.039249	9.903364	-1.35%	1,768	2002

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.438776	12.185802	6.53%	0	2006
	11.142118	11.438776	2.66%	0	2005
	10.582927	11.142118	5.28%	446	2004
	9.473594	10.582927	11.71%	425	2003
	10.060109	9.473594	-5.83%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.750727	12.856442	9.41%	116,745	2006
	11.352722	11.750727	3.51%	134,215	2005
	10.548952	11.352722	7.62%	188,559	2004
	8.943444	10.548952	17.95%	9,760	2003
	10.069222	8.943444	-11.18%	0	2002

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.228101	13.761730	12.54%	1,100	2006
	11.623257	12.228101	5.20%	1,420	2005
	10.553956	11.623257	10.13%	3,124	2004
	8.481877	10.553956	24.43%	3,168	2003
	10.107544	8.481877	-16.08%	0	2002

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.469319	14.318370	14.83%	46,234	2006
	11.758161	12.469319	6.05%	46,234	2005
	10.495425	11.758161	12.03%	443	2004
	8.100685	10.495425	29.56%	473	2003
	10.116319	8.100685	-19.92%	0	2002

NVIT Nationwide Mid Cap Growth Fund: Class I- Q/NQ	8.683629	9.377397	7.99%	221	2006
	8.053285	8.683629	7.83%	221	2005
	7.106690	8.053285	13.32%	221	2004
	5.161519	7.106690	37.69%	221	2003
	8.341195	5.161519	-38.12%	221	2002
	12.183768	8.341195	-31.54%	221	2001
	14.653509	12.183768	-16.85%	21,743	2000
	10.000000	14.653509	46.54%	0	1999*

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.630182	10.917831	2.71%	4,615	2006
	10.537846	10.630182	0.88%	4,361	2005
	10.639218	10.537846	-0.95%	7,676	2004
	10.761392	10.639218	-1.14%	7,553	2003
	10.821968	10.761392	-0.56%	10,906	2002
	10.632658	10.821968	1.78%	17,003	2001
	10.205942	10.632658	4.18%	3,093	2000
	10.000000	10.205942	2.06%	3,456	1999*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.572003	13.296735	-2.03%	981	2006
	12.334128	13.572003	10.04%	981	2005
	11.164275	12.334128	10.48%	3,230	2004
	7.456128	11.164275	49.73%	76,527	2003
	10.000000	7.456128	-25.44%	37,540	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.835236	8.35%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class III - Q/NQ	17.885709	21.571002	20.60%	0	2006
	16.245203	17.885709	10.10%	0	2005
	13.748783	16.245203	18.16%	0	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.317725	18.698187	7.97%	5,370	2006
	15.722921	17.317725	10.14%	5,136	2005
	13.827559	15.722921	13.71%	5,099	2004
	10.451848	13.827559	32.30%	4,454	2003
	12.560435	10.451848	-16.79%	4,318	2002
	12.954698	12.560435	-3.04%	4,861	2001
	11.443936	12.954698	13.20%	1,667	2000
	10.000000	11.443936	14.44%	0	1999*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.501937	10.608433	11.64%	184	2006
	9.000863	9.501937	5.57%	198	2005
	8.347189	9.000863	7.83%	214	2004
	6.662646	8.347189	25.28%	231	2003
	8.205402	6.662646	-18.80%	251	2002
	9.472081	8.205402	-13.37%	251	2001
	9.848668	9.472081	-3.82%	251	2000
	10.000000	9.848668	-1.51%	1,422	1999*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.182210	16.181468	14.10%	1,001	2006
	13.086147	14.182210	8.38%	0	2005
	11.214093	13.086147	16.69%	0	2004
	9.087697	11.214093	23.40%	0	2003
	10.000000	9.087697	-9.12%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.171245	10.444491	13.88%	160	2006
	8.953856	9.171245	2.43%	173	2005
	7.756043	8.953856	15.44%	187	2004
	6.006135	7.756043	29.14%	202	2003
	8.166647	6.006135	-26.46%	220	2002
	9.463069	8.166647	-13.70%	2,139	2001
	10.775320	9.463069	-12.18%	3,617	2000
	10.000000	10.775320	7.75%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.819122	13.204800	3.01%	3,897	2006
	12.768454	12.819122	0.40%	3,684	2005
	12.198805	12.768454	4.67%	3,615	2004
	11.074251	12.198805	10.15%	45,942	2003
	10.513712	11.074251	5.33%	3,339	2002
	10.271747	10.513712	2.36%	3,925	2001
	9.894260	10.271747	3.82%	4,445	2000
	10.000000	9.894260	-1.06%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.771549	11.424764	6.06%	4,914	2006
	10.431004	10.771549	3.26%	5,538	2005
	9.928130	10.431004	5.07%	12,698	2004
	7.716890	9.928130	28.65%	13,369	2003
	10.738951	7.716890	-28.14%	15,136	2002
	12.504224	10.738951	-14.12%	9,242	2001
	12.755147	12.504224	-1.97%	28,468	2000
	10.000000	12.755147	27.55%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.588105	13.400279	15.64%	1,076	2006
	10.317629	11.588105	12.31%	1,076	2005
	8.812554	10.317629	17.08%	1,076	2004
	6.271334	8.812554	40.52%	1,076	2003
	8.197763	6.271334	-23.50%	2,619	2002
	9.486763	8.197763	-13.59%	1,433	2001
	10.000000	9.486763	-5.13%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.662895	21.580799	15.63%	4,152	2006
	16.612442	18.662895	12.34%	3,264	2005
	14.185285	16.612442	17.11%	3,600	2004
	10.000000	14.185285	41.85%	1,049	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.484513	4.85%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.486847	10.721832	13.02%	6,530	2006
	9.110826	9.486847	4.13%	6,749	2005
	8.471704	9.110826	7.54%	6,930	2004
	6.804394	8.471704	24.50%	8,585	2003
	8.528973	6.804394	-20.22%	8,067	2002
	9.663699	8.528973	-11.74%	6,779	2001
	10.780952	9.663699	-10.36%	8,157	2000
	10.000000	10.780952	7.81%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.977364	-0.23%	435	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.756467	10.881080	1.16%	3,000	2006
	9.746041	10.756467	10.37%	4,473	2005
	8.281709	9.746041	17.68%	6,335	2004
	6.711524	8.281709	23.40%	6,796	2003
	9.460391	6.711524	-29.06%	8,107	2002
	14.011209	9.460391	-32.48%	8,882	2001
	16.065210	14.011209	-12.79%	25,796	2000
	10.000000	16.065210	60.65%	0	1999*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.518967	5.19%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.964890	9.65%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.220826	2.21%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.378444	3.78%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.331723	23.224597	8.87%	0	2006
	19.341108	21.331723	10.29%	0	2005
	17.885882	19.341108	8.14%	724	2004
	14.237119	17.885882	25.63%	724	2003
	13.267178	14.237119	7.31%	724	2002
	12.265925	13.267178	8.16%	724	2001
	11.207054	12.265925	9.45%	724	2000
	10.000000	11.207054	12.07%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.753632	8.324861	7.37%	623	2006
	6.712088	7.753632	15.52%	623	2005
	5.618247	6.712088	19.47%	623	2004
	4.033575	5.618247	39.29%	623	2003
	5.963710	4.033575	-32.36%	623	2002
	8.588260	5.963710	-30.56%	623	2001
	10.000000	8.588260	-14.12%	623	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.830839	33.680183	35.64%	1,489	2006
	21.590209	24.830839	15.01%	1,667	2005
	16.110938	21.590209	34.01%	689	2004
	11.924489	16.110938	35.11%	3,677	2003
	12.233204	11.924489	-2.52%	4,067	2002
	11.336655	12.233204	7.91%	4,329	2001
	10.920617	11.336655	3.81%	1,376	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.915683	27.296134	37.06%	451	2006
	15.355819	19.915683	29.69%	451	2005
	12.414897	15.355819	23.69%	451	2004
	8.194950	12.414897	51.49%	451	2003
	8.590347	8.194950	-4.60%	451	2002
	8.905697	8.590347	-3.54%	451	2001
	15.591319	8.905697	-42.88%	451	2000
	10.000000	15.591319	55.91%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.299663	22.346891	37.10%	0	2006
	12.580370	16.299663	29.56%	0	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	256	2004
	9.178700	13.057130	42.25%	256	2003
	9.614735	9.178700	-4.54%	507	2002
	10.928549	9.614735	-12.02%	0	2001
	9.983781	10.928549	9.46%	0	2000
	10.000000	9.983781	-0.16%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	0	2005
	10.000000	12.437953	24.38%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.004979	12.134131	10.26%	3,260	2006
	10.381815	11.004979	6.00%	3,456	2005
	8.938102	10.381815	16.15%	4,122	2004
	6.639915	8.938102	34.61%	4,659	2003
	9.235111	6.639915	-28.10%	13,962	2002
	9.740009	9.235111	-5.18%	68,862	2001
	10.000000	9.740009	-2.60%	515	2000*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.153673	12.370978	10.91%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.176736	11.641021	4.15%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.819189	13.493907	14.17%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.862054	11.339995	14.99%	21,087	2006
	9.597814	9.862054	2.75%	23,510	2005
	8.649846	9.597814	10.96%	29,855	2004
	6.809455	8.649846	27.03%	30,095	2003
	8.600411	6.809455	-20.82%	27,200	2002
	9.557420	8.600411	-10.01%	18,325	2001
	10.887381	9.557420	-12.22%	7,083	2000
	10.000000	10.887381	8.87%	2,334	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.433011	12.809845	22.78%	1,991	2006
	9.380363	10.433011	11.22%	1,991	2005
	8.311801	9.380363	12.86%	1,991	2004
	6.797862	8.311801	22.27%	2,065	2003
	8.693698	6.797862	-21.81%	2,184	2002
	12.501416	8.693698	-30.46%	4,088	2001
	15.304624	12.501416	-18.32%	1,977	2000
	10.000000	15.304624	53.05%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.304287	15.107442	22.78%	7,052	2006
	11.077877	12.304287	11.07%	6,263	2005
	9.802600	11.077877	13.01%	6,745	2004
	8.017119	9.802600	22.27%	6,851	2003
	10.000000	8.017119	-19.83%	5,874	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.019999	10.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.621109	10.088716	-5.01%	4,981	2006
	10.585962	10.621109	0.33%	4,981	2005
	9.740138	10.585962	8.68%	4,981	2004
	7.941242	9.740138	22.65%	4,981	2003
	10.000000	7.941242	-20.59%	4,661	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.192711	16.537923	16.52%	11,974	2006
	13.759467	14.192711	3.15%	16,958	2005
	12.255061	13.759467	12.28%	19,135	2004
	9.677116	12.255061	26.64%	18,584	2003
	11.278022	9.677116	-14.19%	14,695	2002
	10.180559	11.278022	10.78%	9,819	2001
	8.774191	10.180559	16.03%	6,794	2000
	10.000000	8.774191	-12.26%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.511502	-4.88%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.569860	10.544885	-0.24%	535	2006
	10.597463	10.569860	-0.26%	4,230	2005
	10.199070	10.597463	3.91%	0	2004
	10.000000	10.199070	1.99%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.789294	11.994704	11.17%	0	2006
	9.459306	10.789294	14.06%	0	2005
	8.163984	9.459306	15.87%	0	2004
	5.630199	8.163984	45.00%	0	2003
	8.707975	5.630199	-35.34%	0	2002
	12.427613	8.707975	-29.93%	0	2001
	15.611071	12.427613	-20.39%	0	2000
	10.000000	15.611071	56.11%	0	1999*

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.862139	12.656992	16.52%	0	2006
	9.418184	10.862139	15.33%	0	2005
	8.358525	9.418184	12.68%	0	2004
	6.395305	8.358525	30.70%	0	2003
	8.131164	6.395305	-21.35%	0	2002
	10.654609	8.131164	-23.68%	0	2001
	14.640370	10.654609	-27.22%	0	2000
	10.000000	14.640370	46.40%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.666580	12.502114	17.21%	2,066	2006
	10.043607	10.666580	6.20%	2,066	2005
	9.185699	10.043607	9.34%	2,066	2004
	7.473332	9.185699	22.91%	2,066	2003
	9.896033	7.473332	-24.48%	2,066	2002
	9.984104	9.896033	-0.88%	1,164	2001
	9.334304	9.984104	6.96%	1,164	2000
	10.000000	9.334304	-6.66%	0	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.931332	14.529282	12.36%	602	2006
	12.279419	12.931332	5.31%	889	2005
	10.259199	12.279419	19.69%	953	2004
	7.582387	10.259199	35.30%	904	2003
	10.000000	7.582387	-24.18%	456	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.218294	7.740926	7.24%	0	2006
	7.093745	7.218294	1.76%	0	2005
	6.801352	7.093745	4.30%	613	2004
	5.496597	6.801352	23.74%	1,963	2003
	7.877818	5.496597	-30.23%	613	2002
	10.362676	7.877818	-23.98%	613	2001
	11.860138	10.362676	-12.63%	3,611	2000
	10.000000	11.860138	18.60%	2,591	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.896205	10.090526	13.43%	41,692	2006
	8.652843	8.896205	2.81%	43,823	2005
	7.964001	8.652843	8.65%	51,245	2004
	6.317855	7.964001	26.06%	49,100	2003
	8.287031	6.317855	-23.76%	53,361	2002
	9.610581	8.287031	-13.77%	44,163	2001
	10.786928	9.610581	-10.91%	12,470	2000
	10.000000	10.786928	7.87%	4,808	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.099044	10.408105	14.39%	7,655	2006
	8.876728	9.099044	2.50%	7,655	2005
	8.605202	8.876728	3.16%	7,655	2004
	7.231846	8.605202	18.99%	7,974	2003
	8.842525	7.231846	-18.22%	7,974	2002
	9.930036	8.842525	-10.95%	7,655	2001
	10.177277	9.930036	-2.43%	6,835	2000
	10.000000	10.177277	1.77%	0	1999*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.270833	2.71%	118	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.525554	12.811703	2.28%	11,808	2006
	12.591152	12.525554	-0.52%	15,852	2005
	12.374004	12.591152	1.75%	19,085	2004
	12.041407	12.374004	2.76%	18,852	2003
	11.218050	12.041407	7.34%	23,514	2002
	10.577071	11.218050	6.06%	6,485	2001
	9.750926	10.577071	8.47%	2,293	2000
	10.000000	9.750926	-2.49%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.919664	12.876979	17.92%	37,325	2006
	10.513858	10.919664	3.86%	39,714	2005
	9.612401	10.513858	9.38%	48,440	2004
	7.516835	9.612401	27.88%	51,937	2003
	9.222382	7.516835	-18.49%	45,567	2002
	9.896058	9.222382	-6.81%	38,770	2001
	9.303685	9.896058	6.37%	11,050	2000
	10.000000	9.303685	-6.96%	4,509	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.171451	8.564968	4.82%	32,671	2006
	7.874090	8.171451	3.78%	35,935	2005
	7.765017	7.874090	1.40%	49,927	2004
	5.955034	7.765017	30.39%	47,542	2003
	8.688117	5.955034	-31.46%	46,510	2002
	10.755009	8.688117	-19.22%	47,540	2001
	12.313961	10.755009	-12.66%	22,617	2000
	10.000000	12.313961	23.14%	5,739	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.726729	9.528048	9.18%	3,963	2006
	8.667545	8.726729	0.68%	3,982	2005
	8.062996	8.667545	7.50%	8,994	2004
	6.466604	8.062996	24.69%	15,248	2003
	6.355190	6.466604	1.75%	11,320	2002
	7.346312	6.355190	-13.49%	1,112	2001
	9.666051	7.346312	-24.00%	1,112	2000
	10.000000	9.666051	-3.34%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.472699	13.288820	15.83%	2,393	2006
	9.819415	11.472699	16.84%	5,047	2005
	8.810945	9.819415	11.45%	5,248	2004
	6.265330	8.810945	40.63%	5,248	2003
	8.009778	6.265330	-21.78%	5,248	2002
	10.361858	8.009778	-22.70%	7,751	2001
	13.050088	10.361858	-20.60%	4,336	2000
	10.000000	13.050088	30.50%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.105906	16.339258	15.83%	432	2006
	12.077938	14.105906	16.79%	2,391	2005
	10.836673	12.077938	11.45%	2,197	2004
	7.703235	10.836673	40.68%	672	2003
	10.000000	7.703235	-22.97%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	12.946768	14.187919	9.59%	55,327	2006
	11.282485	12.946768	14.75%	64,635	2005
	9.961246	11.282485	13.26%	69,391	2004
	7.902955	9.961246	26.04%	67,723	2003
	8.885347	7.902955	-11.06%	50,493	2002
	10.325655	8.885347	-13.95%	53,035	2001
	11.270766	10.325655	-8.39%	45,726	2000
	10.000000	11.270766	12.71%	378	1999*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.366426	10.618101	2.43%	21,360	2006
	10.340808	10.366426	0.25%	22,988	2005
	10.094375	10.340808	2.44%	17,344	2004
	10.000000	10.094375	0.94%	9,999	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.395864	7.648109	3.41%	2,246	2006
	6.917967	7.395864	6.91%	4,143	2005
	6.580234	6.917967	5.13%	3,535	2004
	5.167863	6.580234	27.33%	3,535	2003
	6.739861	5.167863	-23.32%	3,203	2002
	8.022575	6.739861	-15.99%	11,696	2001
	9.863165	8.022575	-18.66%	5,423	2000
	10.000000	9.863165	-1.37%	2,240	1999*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.823392	-1.77%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.959498	14.788293	14.11%	0	2006
	12.867635	12.959498	0.71%	1,355	2005
	11.495520	12.867635	11.94%	5,078	2004
	7.418650	11.495520	54.95%	2,970	2003
	10.000000	7.418650	-25.81%	0	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.345118	-6.55%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.477185	4.77%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.497095	4.97%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.517174	5.17%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.082100	10.82%	81	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.123035	1.23%	156	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.633896	6.34%	131	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.821415	8.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.414712	4.15%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.170188	13.964449	14.74%	0	2006
	11.347239	12.170188	7.25%	0	2005
	10.000000	11.347239	13.47%	803	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.759494	8.314866	7.16%	35,348	2006
	7.019832	7.759494	10.54%	48,421	2005
	6.059662	7.019832	15.85%	67,063	2004
	5.132236	6.059662	18.07%	70,868	2003
	6.216622	5.132236	-17.44%	61,242	2002
	8.099528	6.216622	-23.25%	67,782	2001
	10.000000	8.099528	-19.00%	50,540	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.595815	3.807684	5.89%	5,980	2006
	3.282397	3.595815	9.55%	11,752	2005
	3.323741	3.282397	-1.24%	13,518	2004
	2.310691	3.323741	43.84%	13,518	2003
	3.983793	2.310691	-42.00%	13,518	2002
	6.472936	3.983793	-38.45%	14,603	2001
	10.000000	6.472936	-35.27%	12,017	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.057037	11.720685	6.00%	555	2006
	10.113532	11.057037	9.33%	2,954	2005
	10.213590	10.113532	-0.98%	3,472	2004
	7.068798	10.231590	44.49%	1,177	2003
	10.000000	7.068798	-29.31%	112	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.270609	16.635284	8.94%	0	2006
	14.019804	15.270609	8.92%	0	2005
	12.154059	14.019804	15.35%	0	2004
	10.000000	12.154059	21.54%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.897329	12.842576	44.34%	29,148	2006
	6.866639	8.897329	29.57%	44,044	2005
	5.891540	6.866639	16.55%	53,944	2004
	4.459429	5.891540	32.11%	62,950	2003
	6.116877	4.459429	-27.10%	64,392	2002
	8.136062	6.116877	-24.82%	74,767	2001
	10.000000	8.136062	-18.64%	49,861	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.404413	22.254615	44.47%	4,215	2006
	11.881594	15.404413	29.65%	6,419	2005
	10.192274	11.881594	16.57%	9,914	2004
	7.713978	10.192274	32.13%	10,314	2003
	10.000000	7.713978	-22.86%	2,763	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.837808	10.067167	2.33%	4,479	2006
	9.875108	9.837808	-0.38%	4,479	2005
	9.978359	9.875108	-1.03%	4,479	2004
	10.000000	9.978359	-0.22%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.983493	14.181624	18.34%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.362127	13.811409	3.36%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.825642	12.053468	11.34%	2,275	2006
	10.170081	10.825642	6.45%	3,469	2005
	8.942267	10.170081	13.73%	12,833	2004
	6.910990	8.942267	29.39%	14,550	2003
	9.568605	6.910990	-27.77%	14,498	2002
	9.894278	9.568605	-3.29%	12,550	2001
	9.961920	9.894278	-0.68%	7,213	2000
	10.000000	9.961920	-0.38%	0	1999*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.233697	2.34%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.419118	12.861922	12.63%	1,358	2006
	10.222972	11.419118	11.70%	1,390	2005
	8.950658	10.222972	14.21%	4,178	2004
	7.116796	8.950658	25.77%	5,534	2003
	10.256811	7.116796	-30.61%	3,949	2002
	13.862902	10.256811	-26.01%	3,344	2001
	15.253837	13.862902	-9.12%	168	2000
	10.000000	15.253837	52.54%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	11.995773	13.222477	10.23%	0	2006
	10.347604	11.995773	15.93%	136	2005
	8.856640	10.347604	16.83%	136	2004
	6.676227	8.856640	32.66%	578	2003
	8.962622	6.676227	-25.51%	1,065	2002
	9.393576	8.962622	-4.59%	136	2001
	9.498133	9.393576	-1.10%	0	2000
	10.000000	9.498133	-5.02%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.145792	1.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.430613	4.31%	5,106	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.412741	4.13%	1,122	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.712318	7.12%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.240314	2.40%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.793567	12.809951	8.62%	13,907	2006
	11.729931	11.793567	0.54%	14,054	2005
	10.849470	11.729931	8.12%	16,899	2004
	9.035786	10.849470	20.07%	21,913	2003
	8.913897	9.035786	1.37%	16,021	2002
	8.710943	8.913897	2.33%	4,517	2001
	9.670105	8.710943	-9.92%	789	2000
	10.000000	9.670105	-3.30%	0	1999*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.414642	11.311733	8.61%	1,842	2006
	10.000000	10.414642	4.15%	1,724	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.850212	22.623937	34.26%	3,481	2006
	12.936008	16.850212	30.26%	3,481	2005
	10.909929	12.936008	18.57%	3,481	2004
	6.722291	10.909929	62.29%	3,481	2003
	8.075525	6.722291	-16.76%	3,481	2002
	8.674187	8.075525	-6.90%	0	2001
	10.000000	8.674187	-13.26%	0	2000*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.750120	25.161330	34.19%	573	2006
	14.392651	18.750120	30.28%	1,382	2005
	12.137097	14.392651	18.58%	612	2004
	7.480416	12.137097	62.25%	160	2003
	10.000000	7.480416	-25.20%	189	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.842879	17.353804	35.12%	449	2006
	12.281941	12.842879	4.57%	474	2005
	9.624596	12.281941	27.61%	1,291	2004
	7.893084	9.624596	21.94%	535	2003
	10.000000	7.893084	-21.07%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.768312	19.282275	30.57%	380	2006
	11.552260	14.768312	27.84%	557	2005
	10.287431	11.552260	12.29%	0	2004
	7.740771	10.287431	32.90%	0	2003
	10.000000	7.740771	-22.59%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.995826	12.357069	23.62%	8,355	2006
	8.529122	9.995826	17.20%	13,234	2005
	7.509065	8.529122	13.58%	13,275	2004
	5.620023	7.509065	33.61%	13,420	2003
	7.670769	5.620023	-26.73%	13,643	2002
	9.622318	7.670769	-20.28%	13,422	2001
	11.174665	9.622318	-13.89%	13,871	2000
	10.000000	11.174665	11.75%	0	1999*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.998693	22.238058	23.55%	27	2006
	15.357660	17.998693	17.20%	461	2005
	13.520940	15.357660	13.58%	190	2004
	10.000000	13.520940	35.21%	163	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.421517	10.385720	10.23%	6,225	2006
	9.355845	9.421517	0.70%	8,340	2005
	8.781639	9.355845	6.54%	7,491	2004
	7.551894	8.781639	16.28%	7,678	2003
	8.770271	7.551894	-13.89%	8,980	2002
	9.272721	8.770271	-5.42%	2,343	2001
	9.845340	9.272721	-2.14%	0	2000
	10.000000	9.475017	-5.25%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	14.908742	15.110570	1.35%	9,775	2006
	14.044827	14.908742	6.15%	10,564	2005
	12.610421	14.044827	11.37%	12,596	2004
	9.564082	12.610421	31.85%	13,687	2003
	14.599711	9.564082	-34.49%	11,097	2002
	16.676873	14.599711	-12.46%	8,848	2001
	20.256891	16.676873	-17.67%	7,580	2000
	10.000000	20.256891	102.57%	0	1999*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.654581	23.791636	15.19%	8,663	2006
	20.405024	20.654581	1.22%	9,047	2005
	17.714566	20.405024	15.19%	14,187	2004
	11.500284	17.714566	54.04%	11,054	2003
	16.079016	11.500284	-28.48%	10,966	2002
	12.765722	16.079016	25.95%	5,321	2001
	11.689250	12.765722	9.21%	2,266	2000
	10.000000	11.689250	16.89%	0	1999*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	20.042046	22.051693	10.03%	8,517	2006
	18.170195	20.042046	10.30%	8,529	2005
	15.545919	18.170195	16.88%	13,382	2004
	11.226240	15.545919	38.48%	11,761	2003
	13.828616	11.226240	-18.82%	9,063	2002
	15.095906	13.828616	-8.39%	4,110	2001
	14.115240	15.095906	6.95%	1,037	2000
	10.000000	14.115240	41.15%	1,510	1999*

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.822593	18.698633	18.18%	134	2006
	14.492771	15.822593	9.18%	150	2005
	12.184145	14.492771	18.95%	164	2004
	8.770871	12.184145	38.92%	179	2003
	10.000000	8.770871	-12.29%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.719228	12.828412	0.86%	171	2006
	11.945446	12.719228	6.48%	577	2005
	11.279637	11.945446	5.90%	192	2004
	8.398056	11.279637	34.31%	186	2003
	10.000000	8.398056	-16.02%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.887996	3.152921	9.17%	574	2006
	2.956056	2.887996	-2.30%	574	2005
	2.885777	2.956056	2.44%	574	2004
	1.893021	2.885777	52.44%	574	2003
	3.369237	1.893021	-43.81%	574	2002
	5.991195	3.369237	-43.76%	2,261	2001
	10.000000	5.991195	-40.09%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.829282	11.813478	9.09%	1,319	2006
	11.084074	10.829282	-2.30%	1,290	2005
	10.824125	11.084074	2.40%	1,224	2004
	7.102429	10.824125	52.40%	1,034	2003
	10.000000	7.102429	-28.98%	1,011	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.711905	12.900827	1.49%	14,211	2006
	12.535180	12.711905	1.41%	17,587	2005
	12.361690	12.535180	1.40%	24,804	2004
	12.341436	12.361690	0.16%	41,942	2003
	11.323824	12.341436	8.99%	42,778	2002
	10.752417	11.323824	5.31%	11,013	2001
	9.728561	10.752417	10.52%	2,593	2000
	10.000000	9.728561	-2.71%	0	1999*

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	5.005591	5.218917	4.26%	4,954	2006
	4.785963	5.005591	4.59%	4,955	2005
	4.506128	4.785963	6.21%	4,955	2004
	3.456859	4.506128	30.35%	4,681	2003
	4.938830	3.456859	-30.01%	1,933	2002
	6.999319	4.938830	-29.44%	1,183	2001
	9.701077	6.999319	-27.85%	3,523	2000
	10.000000	9.701077	-2.99%	3,065	1999*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.917407	11.382309	4.26%	1,744	2006
	10.761107	10.917407	1.45%	1,754	2005
	10.471187	10.761107	2.77%	23,889	2004
	9.881785	10.471187	5.96%	23,900	2003
	10.000000	9.881785	-1.18%	23,647	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.429780	12.170043	6.48%	33,537	2006
	11.139003	11.429780	2.61%	21,945	2005
	10.585351	11.139003	5.23%	1,163	2004
	9.480584	10.585351	11.65%	1,485	2003
	10.000000	9.480584	-5.19%	1,808	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.789697	12.892538	9.35%	74,448	2006
	11.396138	11.789697	3.45%	42,911	2005
	10.594686	11.396138	7.56%	36,437	2004
	8.986775	10.594686	17.89%	31,801	2003
	10.000000	8.986775	-10.13%	19,050	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.295645	13.830716	12.48%	44,271	2006
	11.693395	12.295645	5.15%	31,179	2005
	10.623053	11.693395	10.08%	14,180	2004
	8.541750	10.623053	24.37%	7,920	2003
	10.000000	8.541750	-14.58%	2,471	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.590217	14.449858	14.77%	5,696	2006
	11.878188	12.590217	5.99%	5,696	2005
	10.607956	11.878188	11.97%	5,696	2004
	8.191707	10.607956	29.50%	7,202	2003
	10.000000	8.191707	-18.08%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	8.654198	9.340875	7.93%	550	2006
	8.030059	8.654198	7.77%	550	2005
	7.089801	8.030059	13.26%	1,723	2004
	5.151878	7.089801	37.62%	550	2003
	8.329869	5.151878	-38.15%	550	2002
	12.173489	8.329869	-31.57%	1,082	2001
	14.648576	12.173489	-16.90%	0	2000
	10.000000	14.648576	46.49%	0	1999*

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.594160	10.875311	2.65%	27,926	2006
	10.507467	10.594160	0.83%	28,823	2005
	10.613949	10.507467	-1.00%	21,310	2004
	10.741301	10.613949	-1.19%	50,413	2003
	10.807263	10.741301	-0.61%	37,157	2002
	10.623647	10.807263	1.73%	38,779	2001
	10.202456	10.623647	4.13%	5,139	2000
	10.000000	10.202456	2.02%	0	1999*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.544849	13.263395	-2.08%	0	2006
	12.315703	13.544849	9.98%	0	2005
	11.153278	12.315703	10.42%	0	2004
	7.452579	11.153278	49.66%	0	2003
	10.000000	7.452579	-25.47%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.831580	8.32%	125	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Value Fund: Class III - Q/NQ	17.861451	21.530815	20.54%	707	2006
	16.231410	17.861451	10.04%	730	2005
	13.744111	16.231410	18.10%	0	2004
	10.000000	13.744111	37.44%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.259099	18.625430	7.92%	5,044	2006
	15.677646	17.259099	10.09%	9,632	2005
	13.794761	15.677646	13.65%	12,898	2004
	10.432365	13.794761	32.23%	12,275	2003
	12.543420	10.432365	-16.83%	10,813	2002
	12.943788	12.543420	-3.09%	10,390	2001
	11.440076	12.943788	13.14%	1,732	2000
	10.000000	11.440076	14.40%	0	1999*

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.469764	10.567157	11.59%	6,252	2006
	8.974942	9.469764	5.51%	6,289	2005
	8.327394	8.974942	7.78%	6,275	2004
	6.650221	8.327394	25.22%	6,299	2003
	8.194278	6.650221	-18.84%	6,350	2002
	9.464087	8.194278	-13.42%	9,697	2001
	9.845340	9.464087	-3.87%	3,483	2000
	10.000000	9.845340	-1.55%	0	1999*

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.153872	16.140958	14.04%	0	2006
	13.066637	14.153872	8.32%	0	2005
	11.203080	13.066637	16.63%	0	2004
	9.083390	11.203080	23.34%	0	2003
	10.000000	9.083390	-9.17%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.140181	10.403832	13.83%	628	2006
	8.928052	9.140181	2.38%	502	2005
	7.737628	8.928052	15.38%	0	2004
	5.994918	7.737628	29.07%	0	2003
	8.155563	5.994918	-26.49%	0	2002
	9.455077	8.155563	-13.74%	0	2001
	10.771674	9.455077	-12.22%	0	2000
	10.000000	10.771674	7.72%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.775749	13.153432	2.96%	5,517	2006
	12.731721	12.775749	0.35%	5,157	2005
	12.169900	12.731721	4.62%	6,185	2004
	11.053628	12.169900	10.10%	6,360	2003
	10.499466	11.053628	5.28%	4,967	2002
	10.263086	10.499466	2.30%	3,218	2001
	9.890927	10.263086	3.76%	0	2000
	10.000000	9.890927	-1.09%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.735078	11.380298	6.01%	34,179	2006
	10.400965	10.735078	3.21%	47,310	2005
	9.904568	10.400965	5.01%	56,145	2004
	7.702487	9.904568	28.59%	59,412	2003
	10.724385	7.702487	-28.18%	56,044	2002
	12.493669	10.724385	-14.16%	68,489	2001
	12.750840	12.493669	-2.02%	44,316	2000
	10.000000	12.750840	27.51%	5,332	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.554717	13.354899	15.58%	39,581	2006
	10.293133	11.554717	12.26%	52,761	2005
	8.796101	10.293133	17.02%	57,470	2004
	6.262817	8.796101	40.45%	61,614	2003
	8.190803	6.262817	-23.54%	63,453	2002
	9.483571	8.190803	-13.63%	51,202	2001
	10.000000	9.483571	-5.16%	29.533	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.637621	21.540637	15.58%	6,228	2006
	16.598363	18.637621	12.29%	6,197	2005
	14.180467	16.598363	17.05%	8,150	2004
	10.000000	14.180467	41.80%	5,857	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.480981	4.81%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.454762	10.680162	12.96%	33,490	2006
	9.084631	9.454762	4.07%	42,008	2005
	8.451640	9.084631	7.49%	56,400	2004
	6.791724	8.451640	24.44%	57,841	2003
	8.517435	6.791724	-20.26%	53,543	2002
	9.655553	8.517435	-11.79%	60,365	2001
	10.777319	9.655553	-10.41%	39,310	2000
	10.000000	10.777319	7.77%	1,312	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.973994	-0.26%	135	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.720007	10.838690	1.11%	6,491	2006
	9.717936	10.720007	10.31%	14,514	2005
	8.262040	9.717936	17.62%	17,099	2004
	6.699002	8.262040	23.33%	15,280	2003
	9.447560	6.699002	-29.09%	13,369	2002
	13.999397	9.447560	-32.51%	13,091	2001
	16.059802	13.999397	-12.83%	7,068	2000
	10.000000	16.059802	60.60%	0	1999*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.515412	5.15%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.961185	9.61%	990	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.217336	2.17%	0	2006*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.731320	8.296688	7.31%	2,118	2006
	6.696160	7.731320	15.46%	2,118	2005
	5.607767	6.696160	19.41%	2,786	2004
	4.028092	5.607767	39.22%	2,786	2003
	5.958642	4.028092	-32.40%	1,770	2002
	8.585371	5.958642	-30.60%	1,770	2001
	10.000000	8.585371	-14.15%	1,770	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.259551	23.134279	8.82%	504	2006
	19.285453	21.259551	10.24%	524	2005
	17.843487	19.285453	8.08%	545	2004
	14.210605	17.843487	25.56%	1,098	2003
	13.249217	14.210605	7.26%	648	2002
	12.255588	13.249217	8.11%	583	2001
	11.203280	12.255588	9.39%	583	2000
	10.000000	11.203280	12.03%	0	1999*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.746797	33.549179	35.57%	14,927	2006
	21.528056	24.746797	14.95%	13,981	2005
	16.072738	21.528056	33.94%	14,544	2004
	11.902270	16.072738	35.04%	14,996	2003
	12.216634	11.902270	-2.57%	14,584	2002
	11.327088	12.216634	7.85%	6,014	2001
	10.000000	11.327088	3.80%	5,727	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.848229	27.189894	36.99%	1,153	2006
	15.311576	19.848229	29.63%	1,152	2005
	12.385431	15.311576	23.63%	1,159	2004
	8.179648	12.385431	51.42%	6,480	2003
	8.578684	8.179648	-4.65%	6,727	2002
	8.898173	8.578684	-3.59%	2,297	2001
	15.586071	8.898173	-42.91%	342	2000
	10.000000	15.586071	55.86%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.285932	22.316740	37.03%	1,696	2006
	12.576135	16.285932	29.50%	1,978	2005
	10.000000	12.576135	25.76%	2,326	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.670159	28.938622	22.26%	228	2006
	15.891131	23.670159	48.95%	1,663	2005
	13.026159	15.891131	21.99%	1,663	2004
	9.161589	13.026159	42.18%	0	2003
	9.601688	9.161589	-4.58%	0	2002
	10.919321	9.601688	-12.07%	0	2001
	9.980406	10.919321	9.41%	0	2000
	10.000000	9.980406	-0.20%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.513628	22.642532	22.30%	7,520	2006
	12.433770	18.513628	48.90%	7,520	2005
	10.000000	12.433770	24.34%	0	2004*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.374930	3.75%	0	2006*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.973280	12.093047	10.20%	2,509	2006
	10.357160	10.973280	5.95%	2,901	2005
	8.921417	10.357160	16.09%	8,373	2004
	6.630895	8.921417	34.54%	13,002	2003
	9.227273	6.630895	-28.14%	16,296	2002
	9.736730	9.227273	-5.23%	12,885	2001
	10.000000	9.736730	-2.63%	0	2000*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.132898	12.341654	10.86%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.155908	11.613431	4.10%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.809212	13.475663	14.11%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.828663	11.295856	14.93%	8,128	2006
	9.570180	9.828663	2.70%	10,304	2005
	8.629328	9.570180	10.90%	15,215	2004
	6.796758	8.629328	26.96%	20,775	2003
	8.588758	6.796758	-20.86%	16,523	2002
	9.549358	8.588758	-10.06%	593	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.397659	12.759965	22.72%	0	2006
	9.353332	10.397659	11.17%	47	2005
	8.292070	9.353332	12.80%	47	2004
	6.785174	8.292070	22.21%	47	2003
	8.681907	6.785174	-21.85%	47	2002
	12.490877	8.681907	-30.49%	47	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.281338	15.071601	22.72%	1,129	2006
	11.062834	12.281338	11.01%	1,059	2005
	9.794272	11.062834	12.95%	4,752	2004
	8.014381	9.794272	22.21%	7,257	2003
	10.000000	8.014381	-19.86%	6,027	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.016278	10.16%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.601304	10.064776	-5.06%	1,644	2006
	10.571596	10.601304	0.28%	7,960	2005
	9.731864	10.571596	8.63%	7,934	2004
	7.938536	9.731864	22.59%	7,697	2003
	10.000000	7.938536	-20.61%	1,030	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.144675	16.473582	16.46%	16,844	2006
	13.719851	14.144675	3.10%	22,284	2005
	12.225996	13.719851	12.22%	31,982	2004
	9.659067	12.225996	26.58%	35,544	2003
	11.262728	9.659067	-14.24%	40,334	2002
	10.171958	11.262728	10.72%	21,804	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.508280	-4.92%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.555501	10.525212	-0.29%	0	2006
	10.588445	10.555501	-0.31%	445	2005
	10.195584	10.588445	3.85%	394	2004
	10.000000	10.195584	1.96%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.752741	11.947989	11.12%	0	2006
	9.432038	10.752741	14.00%	0	2005
	8.144608	9.432038	15.81%	0	2004
	5.619687	8.144608	44.93%	0	2003
	8.696154	5.619687	-35.38%	0	2002
	12.417121	8.696154	-29.97%	0	2001

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.825336	12.607704	16.46%	0	2006
	9.391049	10.825336	15.27%	0	2005
	8.338678	9.391049	12.62%	0	2004
	6.383368	8.338678	30.63%	0	2003
	8.120126	6.383368	-21.39%	0	2002
	10.645617	8.120126	-23.72%	0	2001

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.630476	12.453469	17.15%	0	2006
	10.014694	10.630476	6.15%	0	2005
	9.163924	10.014694	9.28%	0	2004
	7.459404	9.163924	22.85%	0	2003
	9.882625	7.459404	-24.52%	0	2002
	9.975679	9.882625	-0.93%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.907223	14.494829	12.30%	897	2006
	12.262762	12.907223	5.26%	6,305	2005
	10.250496	12.262762	19.63%	4,905	2004
	7.579801	10.250496	35.23%	7,672	2003
	10.000000	7.579801	-24.20%	815	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.193852	7.710805	7.19%	774	2006
	7.073307	7.193852	1.70%	789	2005
	6.785209	7.073307	4.25%	1,207	2004
	5.486341	6.785209	23.67%	3,404	2003
	7.867141	5.486341	-30.26%	1,233	2002
	10.353934	7.867141	-24.02%	2,098	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.866104	10.051278	13.37%	54,069	2006
	8.627936	8.866104	2.76%	55,631	2005
	7.945117	8.627936	8.59%	62,831	2004
	6.306075	7.945117	25.99%	197,523	2003
	8.275796	6.306075	-23.80%	44,493	2002
	9.602483	8.275796	-13.82%	16,395	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.068240	10.367598	14.33%	904	2006
	8.851164	9.068240	2.45%	1,247	2005
	8.584782	8.851164	3.10%	2,622	2004
	7.218359	8.584782	18.93%	4,912	2003
	8.830538	7.218359	-18.26%	5,988	2002
	9.921665	8.830538	-11.00%	70,360	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.267365	2.67%	4,280	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.483117	12.761809	2.23%	25,991	2006
	12.554867	12.483117	-0.57%	26,857	2005
	12.344640	12.554867	1.70%	33,837	2004
	12.018959	12.344640	2.71%	36,720	2003
	11.202838	12.018959	7.28%	250,440	2002
	10.568127	11.202838	6.01%	32,250	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.882666	12.826841	17.86%	20,478	2006
	10.483561	10.882666	3.81%	39,568	2005
	9.589583	10.483561	9.32%	40,105	2004
	7.502801	9.589583	27.81%	47,884	2003
	9.209865	7.502801	-18.54%	41,202	2002
	9.887701	9.209865	-6.86%	16,929	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.143786	8.531643	4.76%	10,287	2006
	7.851401	8.143786	3.72%	12,718	2005
	7.746584	7.851401	1.35%	15,679	2004
	5.943919	7.746584	30.33%	24,584	2003
	8.676331	5.943919	-31.49%	21,826	2002
	10.745932	8.676331	-19.26%	5,548	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.697158	9.490940	9.13%	864	2006
	8.642570	8.697158	0.63%	2,616	2005
	8.043859	8.642570	7.44%	5,539	2004
	6.454537	8.043859	24.62%	11,692	2003
	6.346563	6.454537	1.70%	12,360	2002
	7.340109	6.346563	-13.54%	2,859	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.433861	13.237106	15.77%	0	2006
	9.791143	11.433861	16.78%	0	2005
	8.790049	9.791143	11.39%	0	2004
	6.253645	8.790049	40.56%	0	2003
	7.998921	6.253645	-21.82%	0	2002
	10.352122	7.998921	-22.74%	1,561	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.079590	16.300494	15.77%	3,406	2006
	12.061524	14.079590	16.73%	2,688	2005
	10.827465	12.061524	11.40%	2,688	2004
	7.700598	10.827465	40.61%	6,240	2003
	10.000000	7.700598	-22.99%	5,000	2002*

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	12.902914	14.132679	9.53%	14,812	2006
	11.249973	12.902914	14.69%	20,219	2005
	9.937601	11.249973	13.21%	17,883	2004
	7.888206	9.937601	25.98%	27,715	2003
	8.873298	7.888206	-11.10%	21,547	2002
	10.316947	8.873298	-13.99%	3,757	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.352376	10.598317	2.38%	0	2006
	10.332038	10.352376	0.20%	88	2005
	10.090942	10.332038	2.39%	0	2004
	10.000000	10.090942	0.91%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.370812	7.618322	3.36%	3,755	2006
	6.898042	7.370812	6.85%	5,932	2005
	6.564618	6.898042	5.08%	5,983	2004
	5.158219	6.564618	27.27%	6,007	2003
	6.730718	5.158219	-23.36%	5,136	2002
	8.015802	6.730718	-16.03%	2,221	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.820078	-1.80%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.935368	14.753265	14.05%	891	2006
	12.850199	12.935368	0.66%	2,209	2005
	11.485789	12.850199	11.88%	2,135	2004
	7.416124	11.485789	54.88%	2,217	2003
	10.000000	7.416124	-25.84%	0	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.341954	-6.58%	1,627	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.473636	4.74%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.493549	4.94%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.513625	5.14%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.078363	10.78%	3,589	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.119630	1.20%	2,700	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.630304	6.30%	2,266	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.817756	8.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.411202	4.11%	2,274	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.159921	13.945589	14.68%	0	2006
	11.343422	12.159921	7.20%	0	2005
	10.000000	11.343422	13.43%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.736129	8.285621	7.10%	6,657	2006
	7.002249	7.736129	10.48%	7,591	2005
	6.047553	7.002249	15.79%	8,700	2004
	5.124576	6.047553	18.01%	13,315	2003
	6.210517	5.124576	-17.49%	10,989	2002
	8.095727	6.210517	-23.29%	9,550	2001

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.584998	3.794312	5.84%	0	2006
	3.274176	3.584998	9.49%	1,639	2005
	3.317116	3.274176	-1.29%	3,794	2004
	2.307249	3.317116	43.77%	3,794	2003
	3.979883	2.307249	-42.03%	3,794	2002
	6.469900	3.979883	-38.49%	4,652	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.036415	11.692893	5.95%	1,432	2006
	10.099797	11.036415	9.27%	1,432	2005
	10.204923	10.099797	-1.03%	1,432	2004
	7.066388	10.204923	44.41%	1,432	2003
	10.000000	7.066388	-29.34%	1,432	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.249917	16.604316	8.88%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004
	10.000000	12.149928	21.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.870508	12.797362	44.27%	0	2006
	6.849407	8.870508	29.51%	0	2005
	5.879751	6.849407	16.49%	0	2004
	4.452769	5.879751	32.05%	2,653	2003
	6.110859	4.452769	-27.13%	15,684	2002
	8.132240	6.110859	-24.86%	3,664	2001

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.375719	22.201888	44.40%	2,695	2006
	11.865467	15.375719	29.58%	4,958	2005
	10.183619	11.865467	16.52%	11,157	2004
	7.711350	10.183619	32.06%	14,036	2003
	10.000000	7.711350	-22.89%	3,577	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.824455	10.048400	2.28%	125	2006
	9.866712	9.824455	-0.43%	125	2005
	9.974965	9.866712	-1.09%	125	2004
	10.000000	9.974965	-0.25%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.961171	14.148020	18.28%	273	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.337218	13.778654	3.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.788985	12.006565	11.29%	7,811	2006
	10.140790	10.788985	6.39%	7,811	2005
	8.921038	10.140790	13.67%	9,121	2004
	6.898096	8.921038	29.33%	9,121	2003
	9.555631	6.898096	-27.81%	2,343	2002
	9.885928	9.555631	-3.34%	63,880	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.230234	2.30%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.380414	12.811835	12.58%	3,109	2006
	10.193490	11.380414	11.64%	3,199	2005
	8.929402	10.193490	14.16%	5,695	2004
	7.103509	8.929402	25.70%	8,330	2003
	10.242890	7.103509	-30.65%	7,128	2002
	13.851206	10.242890	-26.05%	42,784	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	11.955144	13.171008	10.17%	3,968	2006
	10.317791	11.955144	15.87%	3,670	2005
	8.835623	10.317791	16.77%	4,062	2004
	6.663773	8.835623	32.59%	10,829	2003
	8.950468	6.663773	-25.55%	4,062	2002
	9.385656	8.950468	-4.64%	392	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.142365	1.42%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.792951	13.161539	11.61%	0	2006
	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.427094	4.27%	3,829	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.708700	7.09%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.236847	2.37%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.753622	12.760089	8.56%	2,943	2006
	11.696138	11.753622	0.49%	10,704	2005
	10.823716	11.696138	8.06%	14,822	2004
	9.018929	10.823716	20.01%	13,462	2003
	8.901799	9.018929	1.32%	12,801	2002
	8.703574	8.901799	2.28%	975	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.411135	11.302178	8.56%	1,633	2006
	10.000000	10.411135	4.11%	1,648	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.805347	22.552260	34.20%	0	2006
	12.908099	16.805347	30.19%	0	2005
	10.891929	12.908099	18.51%	0	2004
	6.714603	10.891929	62.21%	0	2003
	8.070402	6.714603	-16.80%	0	2002
	8.673124	8.070402	-6.95%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.715146	25.101651	34.12%	1,824	2006
	14.373091	18.715146	30.21%	3,300	2005
	12.126779	14.373091	18.52%	3,573	2004
	7.477857	12.126779	62.17%	1,881	2003
	10.000000	7.477857	-25.22%	1,388	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.817214	17.310336	35.06%	1,529	2006
	12.263619	12.817214	4.51%	2,335	2005
	9.615137	12.263619	27.54%	2,328	2004
	7.889333	9.615137	21.88%	2,455	2003
	10.000000	7.889333	-21.11%	2,593	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.740766	19.236540	30.50%	133	2006
	11.536563	14.740766	27.77%	3,848	2005
	10.278685	11.536563	12.24%	133	2004
	7.738127	10.278685	32.83%	121	2003
	10.000000	7.738127	-22.62%	1,597	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.961953	12.308940	23.56%	450	2006
	8.504532	9.961953	17.14%	450	2005
	7.491225	8.504532	13.53%	450	2004
	5.609527	7.491225	33.54%	3,299	2003
	7.660350	5.609527	-26.77%	3,468	2002
	9.614186	7.660350	-20.32%	2,531	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.974288	22.196628	23.49%	39	2006
	15.344625	17.974288	17.14%	81	2005
	13.516344	15.344625	13.53%	88	2004
	10.000000	13.516344	35.16%	92	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.389619	10.345309	10.18%	4,196	2006
	9.328912	9.389619	0.65%	5,128	2005
	8.760817	9.328912	6.48%	18,446	2004
	7.537812	8.760817	16.22%	17,541	2003
	8.758381	7.537812	-13.94%	17,642	2002
	9.264907	8.758381	-5.47%	7,578	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	14.858243	15.051736	1.30%	1,148	2006
	14.004358	14.858243	6.10%	1,216	2005
	12.580487	14.004358	11.32%	3,624	2004
	9.546230	12.580487	31.78%	4,131	2003
	14.579903	9.546230	-34.52%	4,105	2002
	16.662806	14.579903	-12.50%	602	2001

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.584636	23.699036	15.13%	8,053	2006
	20.346244	20.584636	1.17%	11,646	2005
	17.672542	20.346244	15.13%	11,782	2004
	11.478843	17.672542	53.96%	13,204	2003
	16.057232	11.478843	-28.51%	13,566	2002
	12.754961	16.057232	25.89%	3,939	2001

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	19.974193	21.965869	9.97%	2,126	2006
	18.117877	19.974193	10.25%	5,258	2005
	15.509055	18.117877	16.82%	5,490	2004
	11.205308	15.509055	38.41%	7,568	2003
	13.809877	11.205308	-18.86%	8,305	2002
	15.083183	13.809877	-8.44%	48,395	2001

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.791007	18.651827	18.12%	0	2006
	14.471179	15.791007	9.12%	0	2005
	12.172182	14.471179	18.89%	0	2004
	8.766715	12.172182	38.85%	960	2003
	10.000000	8.766715	-12.33%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.693803	12.796258	0.81%	2,277	2006
	11.927622	12.693803	6.42%	1,990	2005
	11.268550	11.927622	5.85%	1,990	2004
	8.394065	11.268550	34.24%	1,999	2003
	10.000000	8.394065	-16.06%	1,999	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.880275	3.142895	9.12%	0	2006
	2.949661	2.880275	-2.35%	0	2005
	2.880988	2.949661	2.38%	1,270	2004
	1.890847	2.880988	52.36%	3,241	2003
	3.367087	1.890847	-43.84%	3,241	2002
	5.990454	3.367087	-43.79%	3,910	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.809106	11.785482	9.03%	51	2006
	11.069034	10.809106	-2.35%	51	2005
	10.814936	11.069034	2.35%	51	2004
	7.100003	10.814936	52.32%	136	2003
	10.000000	7.100003	-29.00%	136	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.668885	12.850643	1.43%	10,732	2006
	12.499088	12.668885	1.36%	16,059	2005
	12.332360	12.499088	1.35%	20,763	2004
	12.318429	12.332360	0.11%	24,229	2003
	11.308475	12.318429	8.93%	20,085	2002
	10.743380	11.308475	5.26%	6,464	2001

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	4.988617	5.198573	4.21%	0	2006
	4.772161	4.988617	4.54%	0	2005
	4.495423	4.772161	6.16%	0	2004
	3.450405	4.495423	30.29%	13,560	2003
	4.932123	3.450405	-30.04%	1,475	2002
	6.993410	4.932123	-29.47%	441	2001

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.895571	11.353767	4.21%	0	2006
	10.745047	10.895571	1.40%	6,798	2005
	10.460887	10.745047	2.72%	8,555	2004
	9.877095	10.460887	5.91%	9,983	2003
	10.000000	9.877095	-1.23%	736	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.406930	12.139543	6.42%	10,102	2006
	11.122380	11.406930	2.56%	13,703	2005
	10.574947	11.122380	5.18%	15,667	2004
	9.476086	10.574947	11.60%	16,829	2003
	10.000000	9.476086	-5.24%	12,844	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.766108	12.860200	9.30%	94,013	2006
	11.379127	11.766108	3.40%	94,949	2005
	10.584261	11.379127	7.51%	115,943	2004
	8.982505	10.584261	17.83%	57,534	2003
	10.000000	8.982505	-10.17%	72,724	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.271079	13.796078	12.43%	4,752	2006
	11.675960	12.271079	5.10%	9,546	2005
	10.612606	11.675960	10.02%	11,500	2004
	8.537693	10.612606	24.30%	7,756	2003
	10.000000	8.537693	-14.62%	7,756	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.565069	14.413675	14.71%	4,781	2006
	11.860489	12.565069	5.94%	4,781	2005
	10.597538	11.860489	11.92%	9,398	2004
	8.187819	10.597538	29.43%	49,244	2003
	10.000000	8.187819	-18.12%	124	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	8.624861	9.304484	7.88%	2,425	2006
	8.006900	8.624861	7.72%	2,491	2005
	7.072963	8.006900	13.20%	3,579	2004
	5.142260	7.072963	37.55%	5,988	2003
	8.318555	5.142260	-38.18%	2,859	2002
	12.163206	8.318555	-31.61%	2,903	2001

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.558239	10.832935	2.60%	37,608	2006
	10.477163	10.558239	0.77%	31,549	2005
	10.588727	10.477163	-1.05%	24,481	2004
	10.721236	10.588727	-1.24%	131,829	2003
	10.792570	10.721236	-0.66%	35,856	2002
	10.614638	10.792570	1.68%	71,477	2001

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.517782	13.230167	-2.13%	0	2006
	12.297333	13.517782	9.92%	0	2005
	11.142320	12.297333	10.37%	0	2004
	7.449034	11.142320	49.58%	0	2003
	10.000000	7.449034	-25.51%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.827926	8.28%	2,159	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.837259	21.490749	20.48%	1,316	2006
	16.217645	17.837259	9.99%	299	2005
	13.739440	16.217645	18.04%	299	2004
	10.000000	13.739440	37.39%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.200627	18.552905	7.86%	1,759	2006
	15.632471	17.200627	10.03%	9,183	2005
	13.762016	15.632471	13.59%	5,103	2004
	10.412893	13.762016	32.16%	13,528	2003
	12.526391	10.412893	-16.87%	12,340	2002
	12.932854	12.526391	-3.14%	2,611	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.437717	10.526050	11.53%	8,687	2006
	8.949103	9.437717	5.46%	10,619	2005
	8.307646	8.949103	7.72%	11,223	2004
	6.637820	8.307646	25.16%	13,370	2003
	8.183165	6.637820	-18.88%	10,148	2002
	9.456097	8.183165	-13.46%	2,407	2001

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.125629	16.100567	13.98%	0	2006
	13.047174	14.125629	8.27%	0	2005
	11.192078	13.047174	16.58%	0	2004
	9.079080	11.192078	23.27%	0	2003
	10.000000	9.079080	-9.21%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.109262	10.363376	13.77%	3,737	2006
	8.902367	9.109262	2.32%	1,714	2005
	7.719293	8.902367	15.33%	2,003	2004
	5.983746	7.719293	29.00%	3,656	2003
	8.144524	5.983746	-26.53%	1,208	2002
	9.447118	8.144524	-13.79%	658	2001

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.732503	13.102255	2.90%	5,787	2006
	12.695064	12.732503	0.29%	5,934	2005
	12.141036	12.695064	4.56%	9,510	2004
	11.033027	12.141036	10.04%	8,391	2003
	10.485245	11.033027	5.22%	6,087	2002
	10.254426	10.485245	2.25%	2,130	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.698707	11.335986	5.96%	11,714	2006
	10.370992	10.698707	3.16%	31,325	2005
	9.881067	10.370992	4.96%	35,290	2004
	7.688120	9.881067	28.52%	42,931	2003
	10.709843	7.688120	-28.21%	42,767	2002
	12.483131	10.709843	-14.21%	79,380	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.521429	13.309652	15.52%	15,208	2006
	10.268689	11.521429	12.20%	21,907	2005
	8.779681	10.268689	16.96%	23,562	2004
	6.254301	8.779681	40.38%	36,377	2003
	8.183849	6.254301	-23.58%	32,820	2002
	9.480386	8.183849	-13.68%	11,402	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.612375	21.500553	15.52%	2,037	2006
	16.584290	18.612375	12.23%	2,008	2005
	14.175664	16.584290	16.99%	3,811	2004
	10.000000	14.175664	41.76%	2,034	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.477435	4.77%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.422741	10.638593	12.90%	10,854	2006
	9.058460	9.422741	4.02%	16,341	2005
	8.431587	9.058460	7.43%	21,289	2004
	6.779063	8.431587	24.38%	36,058	2003
	8.505890	6.779063	-20.30%	29,717	2002
	9.647415	8.505890	-11.83%	13,649	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.970628	-0.29%	3,751	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.683690	10.796490	1.06%	5,639	2006
	9.689932	10.683690	10.26%	5,694	2005
	8.242419	9.689932	17.56%	5,705	2004
	6.686490	8.242419	23.27%	4,714	2003
	9.434727	6.686490	-29.13%	2,995	2002
	13.987563	9.434727	-32.55%	643	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.511870	5.12%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.957493	9.57%	2,093	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.371430	3.71%	513	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.213841	2.14%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.187577	23.044253	8.76%	93	2006
	19.229925	21.187577	10.18%	93	2005
	17.801173	19.229925	8.03%	93	2004
	14.184124	17.801173	25.50%	1,812	2003
	13.231263	14.184124	7.20%	900	2002
	12.245260	13.231263	8.05%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.709032	8.268571	7.26%	0	2006
	6.680248	7.709032	15.40%	0	2005
	5.597290	6.680248	19.35%	0	2004
	4.022612	5.597290	39.15%	0	2003
	5.953570	4.022612	-32.43%	0	2002
	8.582480	5.953570	-30.63%	756	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.663053	33.418682	35.50%	5,498	2006
	21.466099	24.663053	14.89%	9,757	2005
	16.034633	21.466099	33.87%	15,894	2004
	11.880085	16.034633	34.97%	16,694	2003
	12.200073	11.880085	-2.62%	13,877	2002
	11.317531	12.200073	7.80%	3,848	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.781013	27.084066	36.92%	0	2006
	15.267461	19.781013	29.56%	0	2005
	12.356025	15.267461	23.56%	0	2004
	8.164377	12.356025	51.34%	0	2003
	8.567036	8.164377	-4.70%	0	2002
	8.890661	8.567036	-3.64%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.272183	22.286584	36.96%	0	2006
	12.571897	16.272183	29.43%	0	2005
	10.000000	12.571897	25.72%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.590040	28.826028	22.20%	0	2006
	15.845370	23.590040	48.88%	0	2005
	12.995266	15.845370	21.93%	0	2004
	9.144519	12.995266	42.11%	28,946	2003
	9.588687	9.144519	-4.63%	0	2002
	10.910122	9.588687	-12.11%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.498038	22.611983	22.24%	2,329	2006
	12.429598	18.498038	48.82%	0	2005
	10.000000	12.429598	24.30%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.941663	12.052091	10.15%	6,103	2006
	10.332567	10.941663	5.89%	8,113	2005
	8.904768	10.332567	16.03%	10,603	2004
	6.621889	8.904768	34.47%	12,880	2003
	9.219447	6.621889	-28.17%	12,010	2002
	9.733457	9.219447	-5.28%	54,695	2001

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.112115	12.312365	10.80%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.135097	11.585871	4.05%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.799248	13.457450	14.05%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.795363	11.251879	14.87%	0	2006
	9.542602	9.795363	2.65%	0	2005
	8.608836	9.542602	10.85%	0	2004
	6.784071	8.608836	26.90%	0	2003
	8.577091	6.784071	-20.90%	0	2002
	9.541283	8.577091	-10.11%	0	2001
	10.880025	9.541283	-12.30%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.362418	12.710262	22.66%	0	2006
	9.326365	10.362418	11.11%	0	2005
	8.272374	9.326365	12.74%	0	2004
	6.772509	8.272374	22.15%	0	2003
	8.670125	6.772509	-21.89%	1,535	2002
	12.480327	8.670125	-30.53%	0	2001
	15.480327	12.480327	-18.40%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.258417	15.035843	22.66%	0	2006
	11.047795	12.258417	10.96%	0	2005
	9.785936	11.047795	12.89%	0	2004
	8.011649	9.785936	22.15%	0	2003
	10.000000	8.011649	-19.88%	727	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.012546	10.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.581495	10.040882	-5.11%	0	2006
	10.557203	10.581495	0.23%	0	2005
	9.723577	10.557203	8.57%	0	2004
	7.935821	9.723577	22.53%	0	2003
	10.000000	7.935821	-20.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.096723	16.409396	16.41%	0	2006
	13.680293	14.096723	3.04%	2,328	2005
	12.196960	13.680293	12.16%	2,328	2004
	9.641037	12.196960	26.51%	2,328	2003
	11.247447	9.641037	-14.28%	4,656	2002
	10.163375	11.247447	10.67%	1,286	2001
	8.768259	10.163375	15.91%	0	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.505065	-4.95%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.541159	10.505573	-0.34%	0	2006
	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	0	2004
	10.000000	10.192099	1.92%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.716266	11.901412	11.06%	0	2006
	9.404821	10.716266	13.94%	0	2005
	8.125241	9.404821	15.75%	0	2004
	5.609184	8.125241	44.86%	0	2003
	8.684342	5.609184	-35.41%	0	2002
	12.406646	8.684342	-30.00%	0	2001
	15.600551	12.406646	-20.47%	0	2000

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.788638	12.558573	16.41%	0	2006
	9.363961	10.788638	15.21%	0	2005
	8.318867	9.363961	12.56%	0	2004
	6.371446	8.318867	30.56%	0	2003
	8.109093	6.371446	-21.43%	0	2002
	10.636622	8.109093	-23.76%	0	2001
	14.630509	10.636622	-27.30%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.594461	12.404971	17.09%	0	2006
	9.985829	10.594461	6.09%	0	2005
	9.142157	9.985829	9.23%	0	2004
	7.445481	9.142157	22.79%	0	2003
	9.869216	7.445481	-25.46%	0	2002
	9.967257	9.869216	-0.98%	0	2001
	9.327994	9.967257	6.85%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.883144	14.460436	12.24%	0	2006
	12.246099	12.883144	5.20%	0	2005
	10.241782	12.246099	19.57%	0	2004
	7.577210	10.241782	35.17%	0	2003
	10.000000	7.577210	-24.23%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.169448	7.680730	7.13%	0	2006
	7.052900	7.169448	1.65%	0	2005
	6.769089	7.052900	4.19%	0	2004
	5.476092	6.769089	23.61%	0	2003
	7.856453	5.476092	-30.30%	0	2002
	10.345179	7.856453	-24.06%	3,022	2001
	11.852125	10.345179	-12.71%	0	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.836043	10.012097	13.31%	0	2006
	8.603055	8.836043	2.71%	0	2005
	7.926250	8.603055	8.54%	0	2004
	6.294303	7.926250	25.93%	0	2003
	8.264570	6.294303	-23.84%	1,585	2002
	9.594375	8.264570	-13.86%	1,003	2001
	10.779645	9.594375	-11.00%	0	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.037512	10.327216	14.27%	0	2006
	8.825656	9.037512	2.40%	2,613	2005
	8.564412	8.825656	3.05%	2,613	2004
	7.204901	8.564412	18.87%	2,613	2003
	8.818570	7.204901	-18.30%	0	2002
	9.913289	8.818570	-11.04%	0	2001
	10.170406	9.913289	-2.53%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.263902	2.64%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.440839	12.712125	2.18%	0	2006
	12.518711	12.440839	-0.62%	1,762	2005
	12.315361	12.518711	1.65%	1,762	2004
	11.996568	12.315361	2.66%	1,762	2003
	11.187661	11.996568	7.23%	8,689	2002
	10.559225	11.187661	5.95%	647	2001
	9.744333	10.559225	8.36%	0	2000

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.845777	12.776871	17.81%	0	2006
	10.453334	10.845777	3.75%	0	2005
	9.566810	10.453334	9.27%	0	2004
	7.488805	9.566810	27.75%	0	2003
	9.197371	7.488805	-18.58%	0	2002
	9.879350	9.197371	-6.90%	998	2001
	9.297394	9.879350	6.26%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.116211	8.498425	4.71%	0	2006
	7.828799	8.116211	3.67%	2,975	2005
	7.728217	7.828799	1.30%	2,975	2004
	5.932835	7.728217	30.26%	2,975	2003
	8.664560	5.932835	-31.53%	0	2002
	10.736866	8.664560	-19.30%	3,754	2001
	12.305653	10.736866	-12.75%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	1,142	2001
	9.659523	7.333907	-24.08%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001
	13.041301	10.344382	-20.68%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	14.053297	16.261786	15.72%	0	2006
	12.045115	14.053297	16.67%	0	2005
	10.818256	12.045115	11.34%	0	2004
	7.697965	10.818256	40.53%	0	2003
	10.000000	7.697965	-23.02%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	12.859240	14.077687	9.48%	0	2006
	11.217583	12.859240	14.63%	0	2005
	9.914027	11.217583	13.15%	0	2004
	7.873493	9.914027	25.92%	0	2003
	8.861264	7.873493	-11.15%	619	2002
	10.308233	8.861264	-14.04%	0	2001
	11.263156	10.308233	-8.48%	0	2000

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.338312	10.578541	2.32%	14,449	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.345851	7.588671	3.31%	0	2006
	6.878173	7.345851	6.80%	0	2005
	6.549041	6.878173	5.03%	0	2004
	5.148599	6.549041	27.20%	0	2003
	6.721581	5.148599	-23.40%	0	2002
	8.009032	6.721581	-16.07%	0	2001
	9.856495	8.009032	-18.74%	0	2000

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.816752	-1.83%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	2,253	2003
	10.000000	7.413590	-25.86%	2,253	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.338796	-6.61%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.470111	4.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.490017	4.90%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.510072	5.10%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.116204	1.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.626711	6.27%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.814105	8.14%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.407678	4.08%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.149640	13.926723	14.63%	1,384	2006
	11.339593	12.149640	7.14%	0	2005
	10.000000	11.339593	13.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.712816	8.256464	7.05%	0	2006
	6.984699	7.712816	10.42%	0	2005
	6.035469	6.984699	15.73%	0	2004
	5.116941	6.035469	17.95%	0	2003
	6.204428	5.116941	-17.53%	0	2002
	8.091928	6.204428	-23.33%	2,529	2001
	10.000000	8.091928	-19.08%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	4,504	2003
	3.975953	2.303786	-42.06%	4,504	2002
	6.466853	3.975953	-38.52%	0	2001
	10.000000	6.466853	-35.33%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	11.015819	11.665131	5.89%	0	2006
	10.086073	11.015819	9.22%	0	2005
	10.196246	10.086073	-1.08%	0	2004
	7.063972	10.196246	44.34%	454	2003
	10.000000	7.063972	-29.36%	454	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.229220	16.573355	8.83%	0	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.843749	12.752285	44.20%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	0	2004
	4.446112	5.867965	31.98%	0	2003
	6.104844	4.446112	-27.17%	0	2002
	8.128419	6.104844	-24.90%	0	2001
	10.000000	8.128419	-18.72%	0	2000*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.347024	22.149213	44.32%	0	2006
	11.849338	15.347024	29.52%	0	2005
	10.174958	11.849338	16.46%	0	2004
	7.708715	10.174958	31.99%	0	2003
	10.000000	7.708715	-22.91%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.938834	14.114424	18.22%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.312320	13.745946	3.26%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.752406	11.959774	11.23%	0	2006
	10.111547	10.752406	6.34%	0	2005
	8.899852	10.111547	13.61%	0	2004
	6.885223	8.899852	29.26%	0	2003
	9.542657	6.885223	-27.85%	1,361	2002
	9.877577	9.542657	-3.39%	1,516	2001
	9.955186	9.877577	-0.78%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.226775	2.27%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.341845	12.761922	12.52%	0	2006
	10.164112	11.341845	11.59%	0	2005
	8.908195	10.164112	14.10%	0	2004
	7.090239	8.908195	25.64%	0	2003
	10.228980	7.090239	-30.68%	0	2002
	13.839506	10.228980	-26.09%	0	2001
	15.243555	13.839506	-9.21%	0	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	11.914642	13.119720	10.11%	6,845	2006
	10.288059	11.914642	15.81%	0	2005
	8.814644	10.288059	16.72%	0	2004
	6.651335	8.814644	32.52%	0	2003
	8.938329	6.651335	-25.59%	0	2002
	9.377731	8.938329	-4.69%	0	2001
	9.491719	9.377731	-1.20%	0	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.138933	1.39%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.233395	2.33%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.713813	12.710419	8.51%	0	2006
	11.662441	11.713813	0.44%	5,353	2005
	10.798032	11.662441	8.01%	5,353	2004
	9.002106	10.798032	19.95%	0	2003
	8.889732	9.002106	1.26%	0	2002
	8.696224	8.889732	2.23%	0	2001
	9.663565	8.696224	-10.01%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	2.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001
	10.000000	8.672055	-13.28%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.680248	25.042116	34.06%	1,252	2006
	14.353568	18.680248	30.14%	3,012	2005
	12.116476	14.353568	18.46%	2,108	2004
	7.475305	12.116476	62.09%	2,108	2003
	10.000000	7.475305	-25.25%	2,108	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.791583	17.266955	34.99%	0	2006
	12.245309	12.791583	4.46%	2,509	2005
	9.605670	12.245309	27.48%	2,509	2004
	7.885581	9.605670	21.81%	0	2003
	10.000000	7.885581	-21.14%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.713249	19.190879	30.43%	1,643	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001
	11.167113	9.606072	-13.98%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.357801	10.305011	10.12%	0	2006
	9.302016	9.357801	0.60%	0	2005
	8.740006	9.302016	6.43%	0	2004
	7.523744	8.740006	16.17%	0	2003
	8.746499	7.523744	-13.98%	0	2002
	9.257079	8.746499	-5.52%	0	2001
	9.468619	9.257079	-2.23%	0	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	14.807889	14.993105	1.25%	0	2006
	13.963999	14.807889	6.04%	0	2005
	12.550621	13.963999	11.26%	0	2004
	9.528413	12.550621	31.72%	2,353	2003
	14.560133	9.528413	-34.56%	2,353	2002
	16.648755	14.560133	-12.55%	0	2001
	20.243274	16.648755	-17.76%	0	2000

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.514908	23.606753	15.07%	0	2006
	20.287630	20.514908	1.12%	584	2005
	17.630611	20.287630	15.07%	584	2004
	11.457422	17.630611	53.88%	2,085	2003
	16.035460	11.457422	-28.55%	2,928	2002
	12.744198	16.035460	25.83%	902	2001
	11.681367	12.744198	9.10%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	19.906540	21.880348	9.92%	1,328	2006
	18.065673	19.906540	10.19%	650	2005
	15.472238	18.065673	16.76%	650	2004
	11.184395	15.472238	38.34%	2,242	2003
	13.791138	11.184395	-18.90%	2,667	2002
	15.070448	13.791198	-8.49%	1,384	2001
	14.105728	15.070448	6.84%	0	2000

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.759416	18.605063	18.06%	0	2006
	14.449572	15.759416	9.06%	1,415	2005
	12.160197	14.449572	18.83%	3,290	2004
	8.762545	12.160197	38.77%	2,538	2003
	10.000000	8.762545	-12.37%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.668421	12.764183	0.76%	2,390	2006
	11.909823	12.668421	6.37%	2,290	2005
	11.257465	11.909823	5.79%	2,290	2004
	8.390084	11.257465	34.18%	0	2003
	10.000000	8.390084	-16.10%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.872608	3.132924	9.06%	0	2006
	2.943294	2.872608	-2.40%	0	2005
	2.876240	2.943294	2.33%	0	2004
	1.888681	2.876240	52.29%	0	2003
	3.364948	1.888681	-43.87%	0	2002
	5.989717	3.364948	-43.82%	0	2001
	10.000000	5.989717	-40.10%	0	2000*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.788930	11.757500	8.98%	3,593	2006
	11.053980	10.788930	-2.40%	0	2005
	10.805736	11.053980	2.30%	0	2004
	7.097577	10.805736	52.25%	1,844	2003
	10.000000	7.097577	-29.02%	0	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.625975	12.800610	1.38%	0	2006
	12.463096	12.625975	1.31%	0	2005
	12.303120	12.463096	1.30%	0	2004
	12.295493	12.303120	0.06%	0	2003
	11.293161	12.295493	8.88%	0	2002
	10.734272	11.293161	5.21%	4,560	2001
	9.721987	10.734272	10.41%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	0	2003
	4.925420	3.443952	-30.08%	0	2002
	6.987497	4.925420	-29.51%	0	2001
	9.694518	6.987497	-27.92%	0	2000

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	0	2004
	9.872402	10.450593	5.86%	0	2003
	10.000000	9.872402	-1.28%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.384121	12.109113	6.37%	0	2006
	11.105782	11.384121	2.51%	0	2005
	10.564539	11.105782	5.12%	0	2004
	9.471588	10.564539	11.54%	0	2003
	10.000000	9.471588	-5.28%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.742570	12.827968	9.24%	0	2006
	11.362127	11.742570	3.35%	0	2005
	10.573837	11.362127	7.46%	0	2004
	8.978240	10.573837	17.77%	0	2003
	10.000000	8.978240	-10.22%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.246540	13.761487	12.37%	0	2006
	11.658524	12.246540	5.04%	0	2005
	10.602160	11.658524	9.96%	0	2004
	8.533634	10.602160	24.24%	0	2003
	10.000000	8.533634	-14.66%	0	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.539933	14.377533	14.65%	0	2006
	11.842767	12.539933	5.89%	0	2005
	10.587104	11.842767	11.86%	0	2004
	8.183923	10.587104	29.36%	0	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	8.595611	9.268212	7.82%	0	2006
	7.983805	8.595611	7.66%	0	2005
	7.056149	7.983805	13.15%	0	2004
	5.132637	7.056149	37.48%	3,787	2003
	8.307241	5.132637	-38.21%	0	2002
	12.152925	8.307241	-31.64%	0	2001
	14.638685	12.152925	-16.98%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.522423	10.790701	2.55%	0	2006
	10.446928	10.522423	0.72%	0	2005
	10.563553	10.446928	-1.10%	0	2004
	10.701197	10.563553	-1.29%	0	2003
	10.777889	10.701197	-0.71%	6,633	2002
	10.605632	10.777889	1.62%	36,286	2001
	10.195482	10.605632	4.02%	9,076	2000

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.490766	13.197010	-2.18%	8,475	2006
	12.278996	13.490766	9.87%	1,910	2005
	11.131364	12.278996	10.31%	1,910	2004
	7.445495	11.131364	49.50%	1,910	2003
	10.000000	7.445495	-25.55%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.813067	21.450698	20.42%	364	2006
	16.203883	17.813067	9.93%	2,788	2005
	13.734777	16.203883	17.98%	2,788	2004
	10.000000	13.734777	37.35%	2,809	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.142369	18.480673	7.81%	0	2006
	15.587433	17.142369	9.98%	0	2005
	13.729366	15.587433	13.53%	0	2004
	10.393469	13.729366	32.10%	0	2003
	12.509403	10.393469	-16.91%	471	2002
	12.921938	12.509403	-3.19%	0	2001
	11.432355	12.921938	13.03%	0	2000

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.405708	10.485028	11.48%	0	2006
	8.923294	9.405708	5.41%	0	2005
	8.287900	8.923294	7.67%	0	2004
	6.625425	8.287900	25.09%	0	2003
	8.172057	6.625425	-18.93%	0	2002
	9.448103	8.172057	-13.51%	1,036	2001
	9.838680	9.448103	-3.97%	0	2000

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.097378	16.060193	13.92%	0	2006
	13.027702	14.097378	8.21%	0	2005
	11.181069	13.027702	16.52%	0	2004
	9.074768	11.181069	23.21%	0	2003
	10.000000	9.074768	-9.25%	1,877	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.078368	10.322987	13.71%	1,531	2006
	8.876690	9.078368	2.27%	3,244	2005
	7.700955	8.876690	15.27%	3,244	2004
	5.972569	7.700955	28.94%	0	2003
	8.133455	5.972569	-26.57%	0	2002
	9.439135	8.133455	-13.83%	0	2001
	10.764410	9.439135	-12.31%	0	2000

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.689357	13.051225	2.85%	0	2006
	12.658477	12.689357	0.24%	0	2005
	12.112226	12.658477	4.51%	0	2004
	11.012457	12.112226	9.99%	0	2003
	10.471032	11.012457	5.17%	0	2002
	10.245769	10.471032	2.20%	0	2001
	9.884242	10.245769	3.66%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.662455	11.291827	5.90%	1,272	2006
	10.341087	10.662455	3.11%	0	2005
	9.857594	10.341087	4.90%	0	2004
	7.673761	9.857594	28.46%	0	2003
	10.695313	7.673761	-28.25%	0	2002
	12.472602	10.695313	-14.25%	0	2001
	12.742243	12.472602	-2.12%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.488228	13.264567	15.46%	0	2006
	10.244297	11.488228	12.14%	0	2005
	8.763286	10.244297	16.90%	0	2004
	6.245795	8.763286	40.31%	0	2003
	8.176890	6.245795	-23.62%	0	2002
	9.477189	8.176890	-13.72%	0	2001
	10.000000	9.477189	-5.23%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.587129	21.460476	15.46%	1,442	2006
	16.570216	18.587129	12.17%	2,929	2005
	14.170841	16.570216	16.93%	2,929	2004
	10.000000	14.170841	41.71%	2,929	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.473904	4.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.390774	10.597115	12.85%	0	2006
	9.032316	9.390774	3.97%	0	2005
	8.411542	9.032316	7.38%	0	2004
	6.766391	8.411542	24.31%	0	2003
	8.494330	6.766391	-20.34%	0	2002
	9.639258	8.494330	-11.88%	0	2001
	10.770042	9.639258	-10.50%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.967258	-0.33%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.647470	10.754411	1.00%	0	2006
	9.661983	10.647470	10.20%	0	2005
	8.222845	9.661983	17.50%	0	2004
	6.674005	8.222845	23.21%	0	2003
	9.421935	6.674005	-29.17%	0	2002
	13.975777	9.421935	-32.58%	0	2001
	16.048985	13.975777	-12.92%	0	2000

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.508312	5.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.953793	9.54%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.210350	2.10%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.367933	3.68%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	21.115803	22.954535	8.71%	0	2006
	19.174523	21.115803	10.12%	1,492	2005
	17.758937	19.174523	7.97%	1,492	2004
	14.157666	17.758937	25.44%	1,492	2003
	13.213325	14.157666	7.15%	1,492	2002
	12.234919	13.213325	8.00%	0	2001
	11.195718	12.234919	9.28%	0	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.686787	8.240527	7.20%	0	2006
	6.664359	7.686787	15.34%	0	2005
	5.586822	6.664359	19.29%	0	2004
	4.017136	5.586822	39.07%	0	2003
	5.948504	4.017136	-32.47%	0	2002
	8.579581	5.948504	-30.67%	0	2001
	10.000000	8.579581	-14.20%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.579498	33.288560	35.43%	266	2006
	21.404236	24.579498	14.83%	970	2005
	15.996561	21.404236	33.81%	2,310	2004
	11.857917	15.996561	34.90%	1,528	2003
	12.183524	11.857917	-2.67%	1,528	2002
	11.307986	12.183524	7.74%	594	2001
	10.897503	11.307986	3.77%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.714010	26.978611	36.85%	0	2006
	15.223485	19.714010	29.50%	0	2005
	12.326720	15.223485	23.50%	0	2004
	8.149155	12.326720	51.26%	0	2003
	8.555421	8.149155	-4.75%	0	2002
	8.883159	8.555421	-3.69%	0	2001
	15.575591	8.883159	-42.97%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.258430	22.256442	36.89%	0	2006
	12.567660	16.258430	29.37%	0	2005
	10.000000	12.567660	25.68%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.510115	28.713761	22.13%	0	2006
	15.799703	23.510115	48.80%	0	2005
	12.964418	15.799703	21.87%	0	2004
	9.127452	12.964418	42.04%	0	2003
	9.575679	9.127452	-4.68%	0	2002
	10.900909	9.575679	-12.16%	756	2001
	9.973670	10.900909	9.30%	0	2000

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.482404	22.581383	22.18%	2,496	2006
	12.425394	18.482404	48.75%	2,916	2005
	10.000000	12.425394	24.25%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.910136	12.011263	10.09%	0	2006
	10.308024	10.910136	5.84%	0	2005
	8.888143	10.308024	15.98%	0	2004
	6.612889	8.888143	34.41%	0	2003
	9.211624	6.612889	-28.21%	0	2002
	9.730182	9.211624	-5.33%	0	2001
	10.000000	9.730182	-2.70%	0	2000*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.049947	12.224805	10.63%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.072803	11.503483	3.89%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.769343	13.402874	13.88%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.696030	11.120804	14.69%	0	2006
	9.460244	9.696030	2.49%	0	2005
	8.547597	9.460244	10.68%	0	2004
	6.746126	8.547597	26.70%	0	2003
	8.542208	6.746126	-21.03%	0	2002
	9.517124	8.542208	-10.24%	3,563	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.257340	12.562194	22.47%	0	2006
	9.245891	10.257340	10.94%	0	2005
	8.213544	9.245891	12.57%	0	2004
	6.734635	8.213544	21.96%	0	2003
	8.634862	6.734635	-22.01%	0	2002
	12.448741	8.634862	-30.64%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.189834	14.928929	22.47%	0	2006
	11.002769	12.189834	10.79%	0	2005
	9.760983	11.002769	12.72%	260	2004
	8.003444	9.760983	21.96%	349	2003
	10.000000	8.003444	-19.97%	4,998	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	11.001395	10.01%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.522307	9.969479	-5.25%	0	2006
	10.514187	10.522307	0.08%	0	2005
	9.698786	10.514187	8.41%	0	2004
	7.927692	9.698786	22.34%	0	2003
	10.000000	7.927692	-20.72%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.953790	16.218258	16.23%	1,558	2006
	13.562258	13.953790	2.89%	1,558	2005
	12.110238	13.562258	11.99%	1,865	2004
	9.587137	12.110238	26.32%	560	2003
	11.201712	9.587137	-14.41%	422	2002
	10.137636	11.201712	10.50%	0	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.495410	-5.05%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.498201	10.446805	-0.49%	0	2006
	10.552410	10.498201	-0.51%	0	2005
	10.181634	10.552410	3.64%	0	2004
	10.000000	10.181634	1.82%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.607513	11.762677	10.89%	0	2006
	9.323593	10.607513	13.77%	0	2005
	8.067402	9.323593	15.57%	0	2004
	5.577770	8.067402	44.63%	0	2003
	8.648961	5.577770	-35.51%	0	2002
	12.375201	8.648961	-30.11%	0	2001

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.679213	12.412254	16.23%	0	2006
	9.283128	10.679213	15.04%	0	2005
	8.259675	9.283128	12.39%	0	2004
	6.335783	8.259675	30.37%	0	2003
	8.076087	6.335783	-21.55%	0	2002
	10.609678	8.076087	-23.88%	0	2001

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.487003	12.260431	16.91%	0	2006
	9.899642	10.487003	5.93%	0	2005
	9.077137	9.899642	9.06%	0	2004
	7.403844	9.077137	22.60%	0	2003
	9.829084	7.403844	-24.67%	0	2002
	9.942010	9.829084	-1.14%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.811123	14.357676	12.07%	0	2006
	12.196229	12.811123	5.04%	0	2005
	10.215680	12.196229	19.39%	0	2004
	7.569450	10.215680	34.96%	0	2003
	10.000000	7.569450	-24.31%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.096725	7.591231	6.97%	1,524	2006
	6.992022	7.096725	1.50%	1,524	2005
	6.720932	6.992022	4.03%	1,524	2004
	5.445448	6.720932	23.42%	1,524	2003
	7.824478	5.445448	-30.40%	1,524	2002
	10.318982	7.824478	-24.17%	1,524	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.746439	9.895472	13.14%	0	2006
	8.528816	8.746439	2.55%	0	2005
	7.869869	8.528816	8.37%	0	2004
	6.259089	7.869869	25.74%	3,498	2003
	8.230945	6.259089	-23.96%	3,515	2002
	9.570079	8.230945	-13.99%	4,902	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.945861	10.206902	14.10%	0	2006
	8.749492	8.945861	2.24%	0	2005
	8.503490	8.749492	2.89%	0	2004
	7.164595	8.503490	18.69%	0	2003
	8.782702	7.164595	-18.42%	0	2002
	9.888186	8.782702	-11.18%	0	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.253497	2.53%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.314679	12.564026	2.02%	0	2006
	12.410689	12.314679	-0.77%	0	2005
	12.227793	12.410689	1.50%	0	2004
	11.929514	12.227793	2.50%	0	2003
	11.142163	11.929514	7.07%	0	2002
	10.532467	11.142163	5.79%	0	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.735822	12.628064	17.63%	1,346	2006
	10.363157	10.735822	3.60%	1,346	2005
	9.498796	10.363157	9.10%	4,542	2004
	7.446930	9.498796	27.55%	4,089	2003
	9.159972	7.446930	-18.70%	1,883	2002
	9.854339	9.159972	-7.05%	1,346	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.033852	8.399362	4.55%	1,420	2006
	7.761188	8.033852	3.51%	1,420	2005
	7.673205	7.761188	1.15%	5,387	2004
	5.899618	7.673205	30.06%	9,228	2003
	8.629292	5.899618	-31.63%	6,698	2002
	10.709661	8.629292	-19.43%	7,751	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.579779	9.343831	8.91%	0	2006
	8.543293	8.579779	0.43%	0	2005
	7.967694	8.543293	7.22%	6,395	2004
	6.406466	7.967694	24.37%	11,582	2003
	6.312150	6.406466	1.49%	12,566	2002
	7.315306	6.312150	-13.71%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.279497	13.031869	15.54%	1,497	2006
	9.678616	11.279497	16.54%	1,497	2005
	8.706766	9.678616	11.16%	1,497	2004
	6.207036	8.706766	40.27%	1,497	2003
	7.955555	6.207036	-21.98%	1,497	2002
	10.318180	7.955555	-22.90%	7,645	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.974726	16.146223	15.54%	0	2006
	11.996049	13.974726	16.49%	0	2005
	10.790672	11.996049	11.17%	2,534	2004
	7.690083	10.790672	40.32%	0	2003
	10.000000	7.690083	-23.10%	3,718	2002*

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	12.728796	13.913635	9.31%	0	2006
	11.120741	12.728796	14.46%	0	2005
	9.843498	11.120741	12.98%	2,242	2004
	7.829445	9.843498	25.72%	2,858	2003
	8.825197	7.829445	-11.28%	2,788	2002
	10.282107	8.825197	-14.17%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.296235	10.519427	2.17%	0	2006
	10.296928	10.296235	-0.01%	0	2005
	10.077187	10.296928	2.18%	0	2004
	10.000000	10.077187	0.77%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.271311	7.500211	3.15%	0	2006
	6.818766	7.271311	6.64%	0	2005
	6.502411	6.818766	4.87%	0	2004
	5.119765	6.502411	27.01%	0	2003
	6.694209	5.119765	-23.52%	0	2002
	7.988718	6.694209	-16.20%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.806795	-1.93%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.839023	14.613642	13.82%	0	2006
	12.780448	12.839023	0.46%	0	2005
	11.446763	12.780448	11.65%	0	2004
	7.405989	11.446763	54.56%	0	2003
	10.000000	7.405989	-25.94%	0	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.329305	-6.71%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.459496	4.59%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.479370	4.79%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.499414	4.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.105944	1.06%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.615926	6.16%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.803138	8.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.397135	3.97%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.118856	13.870261	14.45%	0	2006
	11.328125	12.118856	6.98%	0	2005
	10.000000	11.328125	13.28%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.643179	8.169437	6.89%	1,996	2006
	6.932196	7.643179	10.26%	1,996	2005
	5.999277	6.932196	15.55%	1,996	2004
	5.094038	5.999277	17.77%	1,996	2003
	6.186133	5.094038	-17.65%	4,832	2002
	8.080524	6.186133	-23.44%	1,996	2001

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.541860	3.741031	5.62%	0	2006
	3.241370	3.541860	9.27%	0	2005
	3.290581	3.241370	-1.50%	0	2004
	2.293462	3.290581	43.48%	0	2003
	3.964208	2.293462	-42.15%	0	2002
	6.457722	3.964208	-38.61%	4,871	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.954232	11.582222	5.73%	0	2006
	10.044976	10.954232	9.05%	0	2005
	10.170254	10.044976	-1.23%	0	2004
	7.056728	10.170254	44.12%	0	2003
	10.000000	7.056728	-29.43%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.167281	16.480789	8.66%	0	2006
	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004
	10.000000	12.133402	21.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.763918	12.617913	43.98%	0	2006
	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	0	2001

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.261227	21.991835	44.10%	0	2006
	11.801068	15.261227	29.32%	0	2005
	10.149016	11.801068	16.28%	0	2004
	7.700818	10.149016	31.79%	0	2003
	10.000000	7.700818	-22.99%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.771163	9.973597	2.07%	0	2006
	9.833172	9.771163	-0.63%	0	2005
	9.961375	9.833172	-1.29%	0	2004
	10.000000	9.961375	-0.39%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.872058	14.014107	18.04%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.237895	13.648238	3.10%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.643360	11.820434	11.06%	0	2006
	10.024275	10.643360	6.18%	0	2005
	8.836537	10.024275	13.44%	0	2004
	6.846694	8.836537	29.06%	0	2003
	9.503836	6.846694	-27.96%	0	2002
	9.852553	9.503836	-3.54%	0	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.216402	2.16%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.226772	12.613177	12.35%	1,233	2006
	10.076342	11.226772	11.42%	1,233	2005
	8.844791	10.076342	13.92%	1,806	2004
	7.050541	8.844791	25.45%	1,995	2003
	10.187333	7.050541	-30.79%	1,785	2002
	13.804447	10.187333	-26.20%	1,233	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	11.793790	12.966843	9.95%	0	2006
	10.199250	11.793790	15.63%	0	2005
	8.751925	10.199250	16.54%	2,517	2004
	6.614111	8.751925	32.32%	0	2003
	8.901954	6.614111	-25.70%	0	2002
	9.353966	8.901954	-4.83%	0	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.128652	1.29%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.223017	2.23%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.595056	12.562376	8.34%	0	2006
	11.561839	11.595056	0.29%	0	2005
	10.721266	11.561839	7.84%	2,247	2004
	8.951783	10.721266	19.77%	3,288	2003
	8.853567	8.951783	1.11%	915	2002
	8.674196	8.853567	2.07%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.626514	22.266948	33.92%	0	2006
	12.796711	16.626514	29.93%	0	2005
	10.819976	12.796711	18.27%	0	2004
	6.683831	10.819976	61.88%	0	2003
	8.049848	6.683831	-16.97%	0	2002
	8.668856	8.049848	-7.14%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.575830	24.864181	33.85%	0	2006
	14.295108	18.575830	29.95%	0	2005
	12.085590	14.295108	18.28%	2,557	2004
	7.467644	12.085590	61.84%	283	2003
	10.000000	7.467644	-25.32%	220	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.714934	17.137335	34.78%	0	2006
	12.190522	12.714934	4.30%	0	2005
	9.577309	12.190522	27.29%	0	2004
	7.874340	9.577309	21.63%	0	2003
	10.000000	7.874340	-21.26%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.630990	19.054507	30.23%	0	2006
	11.473949	14.630990	27.51%	0	2005
	10.243769	11.473949	12.01%	0	2004
	7.727570	10.243769	32.56%	3,086	2003
	10.000000	7.727570	-22.72%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.827514	12.118163	23.31%	0	2006
	8.406838	9.827514	16.90%	0	2005
	7.420290	8.406838	13.30%	0	2004
	5.567726	7.420290	33.27%	0	2003
	7.618821	5.567726	-26.92%	0	2002
	9.581737	7.618821	-20.49%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.876898	22.031519	23.24%	0	2006
	15.292542	17.876898	16.90%	0	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.262915	10.184966	9.95%	1,435	2006
	9.221750	9.262915	0.45%	1,435	2005
	8.677863	9.221750	6.27%	1,435	2004
	7.481673	8.677863	15.99%	1,435	2003
	8.710921	7.481673	-14.11%	1,435	2002
	9.233639	8.710921	-5.66%	1,435	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	14.657700	14.818391	1.10%	888	2006
	13.843455	14.657700	5.88%	888	2005
	12.461332	13.843455	11.09%	1,097	2004
	9.475089	12.461332	31.52%	1,158	2003
	14.500883	9.475089	-34.66%	1,303	2002
	16.606604	14.500883	-12.68%	3,670	2001

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.306904	23.331781	14.90%	0	2006
	20.112575	20.306904	0.97%	0	2005
	17.505231	20.112575	14.89%	3,385	2004
	11.393329	17.505231	53.64%	384	2003
	15.970228	11.393329	-28.66%	357	2002
	12.711918	15.970228	25.63%	5,158	2001

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	19.704712	21.625478	9.75%	1,943	2006
	17.909807	19.704712	10.02%	1,943	2005
	15.326226	17.909807	16.58%	4,404	2004
	11.121852	15.362226	38.13%	7,954	2003
	13.735040	11.121852	-19.03%	4,834	2002
	15.032303	13.735040	-8.63%	4,614	2001

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.665016	18.465425	17.88%	0	2006
	14.384939	15.665016	8.90%	0	2005
	12.124336	14.384939	18.65%	0	2004
	8.750059	12.124336	38.56%	0	2003
	10.000000	8.750059	-12.50%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.592455	12.668291	0.60%	0	2006
	11.856486	12.592455	6.21%	0	2005
	11.224213	11.856486	5.63%	0	2004
	8.378093	11.224213	33.97%	0	2003
	10.000000	8.378093	-16.22%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.849583	3.103081	8.90%	0	2006
	2.924167	2.849583	-2.55%	0	2005
	2.861931	2.924167	2.17%	0	2004
	1.882161	2.861931	52.06%	0	2003
	3.358489	1.882161	-43.96%	0	2002
	5.987495	3.358489	-43.91%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.728581	11.673907	8.81%	0	2006
	11.008946	10.728581	-2.55%	0	2005
	10.778192	11.008946	2.14%	0	2004
	7.090301	10.778192	52.01%	0	2003
	10.000000	7.090301	-29.10%	0	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.497968	12.651515	1.23%	1,413	2006
	12.355580	12.497968	1.15%	1,413	2005
	12.215658	12.355580	1.15%	0	2004
	12.226769	12.215658	-0.09%	0	2003
	11.247230	12.226769	8.71%	0	2002
	10.707078	11.247230	5.04%	0	2001

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	4.921251	5.117956	4.00%	0	2006
	4.717297	4.921251	4.32%	0	2005
	4.452803	4.717297	5.94%	0	2004
	3.424662	4.452803	30.02%	0	2003
	4.905344	3.424662	-30.19%	0	2002
	6.969771	4.905344	-29.62%	0	2001

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.808627	11.240282	3.99%	425	2006
	10.681004	10.808627	1.19%	607	2005
	10.419761	10.681004	2.51%	0	2004
	9.858342	10.419761	5.69%	0	2003
	10.000000	9.858342	-1.42%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.315902	12.018192	6.21%	0	2006
	11.056083	11.315902	2.35%	0	2005
	10.533364	11.056083	4.96%	89	2004
	9.458089	10.533364	11.37%	1,219	2003
	10.000000	9.458089	-5.42%	29,893	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.672236	12.731689	9.08%	1,009	2006
	11.311318	11.672236	3.19%	1,531	2005
	10.542661	11.311318	7.29%	0	2004
	8.965450	10.542661	17.59%	0	2003
	10.000000	8.965450	-10.35%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.173144	13.658165	12.20%	0	2006
	11.606341	12.173144	4.88%	0	2005
	10.570861	11.606341	9.80%	0	2004
	8.521461	10.570861	24.05%	0	2003
	10.000000	8.521461	-14.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.464792	14.269599	14.48%	681	2006
	11.789789	12.464792	5.73%	1,097	2005
	10.555870	11.789789	11.69%	0	2004
	8.172252	10.555870	29.17%	0	2003
	10.000000	8.172252	-18.28%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	8.508374	9.160147	7.66%	0	2006
	7.914839	8.508374	7.50%	0	2005
	7.005904	7.914839	12.97%	0	2004
	5.103886	7.005904	37.27%	0	2003
	8.273390	5.103886	-38.31%	0	2002
	12.122123	8.273390	-31.75%	4,284	2001

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.415600	10.664869	2.39%	201	2006
	10.356664	10.415600	0.57%	371	2005
	10.488319	10.356664	-1.26%	1,695	2004
	10.641254	10.488319	-1.44%	2,489	2003
	10.733926	10.641254	-0.86%	2,639	2002
	10.578635	10.733926	1.47%	0	2001

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.409923	13.097920	-2.33%	0	2006
	12.224041	13.409923	9.70%	0	2005
	11.098513	12.224041	10.14%	0	2004
	7.434874	11.098513	49.28%	0	2003
	10.000000	7.434874	-25.65%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.740610	21.330878	20.24%	0	2006
	16.162608	17.740610	9.76%	0	2005
	13.720758	16.162608	17.80%	0	2004
	10.000000	13.720758	37.21%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.968499	18.265332	7.64%	972	2006
	15.452880	16.968499	9.81%	972	2005
	13.631684	15.452880	13.36%	3,908	2004
	10.335306	13.631684	31.89%	3,624	2003
	12.458494	10.335306	-17.04%	3,527	2002
	12.889199	12.458494	-3.34%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.310319	10.362878	11.31%	0	2006
	8.846274	9.310319	5.25%	0	2005
	8.228953	8.846274	7.50%	0	2004
	6.588356	8.228953	24.90%	0	2003
	8.138802	6.588356	-19.05%	0	2002
	9.424179	8.138802	-13.64%	0	2001

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	14.012889	15.939619	13.75%	0	2006
	12.969382	14.012889	8.05%	0	2005
	11.148064	12.969382	16.34%	0	2004
	9.061817	11.148064	23.02%	0	2003
	10.000000	9.061817	-9.38%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.986278	10.202686	13.54%	0	2006
	8.800065	8.986278	2.12%	0	2005
	7.646162	8.800065	15.09%	0	2004
	5.939149	7.646162	28.74%	0	2003
	8.100362	5.939149	-26.68%	0	2002
	9.415211	8.100362	-13.97%	6,237	2001

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.560707	12.899216	2.69%	0	2006
	12.549283	12.560707	0.09%	0	2005
	12.026120	12.549283	4.35%	1,055	2004
	10.950902	12.026120	9.82%	1,708	2003
	10.428441	10.950902	5.01%	0	2002
	10.219812	10.428441	2.04%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.554295	11.160241	5.74%	0	2006
	10.251831	10.554295	2.95%	0	2005
	9.787472	10.251831	4.74%	2,310	2004
	7.630825	9.787472	28.26%	1,577	2003
	10.651785	7.630825	-28.36%	0	2002
	12.441012	10.651785	-14.38%	4,723	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.389082	13.130042	15.29%	2,349	2006
	10.171389	11.389082	11.97%	2,349	2005
	8.714241	10.171389	16.72%	0	2004
	6.220335	8.714241	40.09%	0	2003
	8.156044	6.220335	-23.73%	630	2002
	9.467611	8.156044	-13.85%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.511544	21.340637	15.28%	0	2006
	16.528020	18.511544	12.00%	0	2005
	14.156384	16.528020	16.75%	173	2004
	10.000000	14.156384	41.56%	241	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.463286	4.63%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.295556	10.473670	12.67%	0	2006
	8.954387	9.295556	3.81%	0	2005
	8.351719	8.954387	7.22%	0	2004
	6.728539	8.351719	24.12%	3,144	2003
	8.459776	6.728539	-20.46%	0	2002
	9.614839	8.459766	-12.01%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.957149	-0.43%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.539493	10.629106	0.85%	0	2006
	9.578595	10.539493	10.03%	0	2005
	8.164347	9.578595	17.32%	0	2004
	6.636658	8.164347	23.02%	2,780	2003
	9.383576	6.636658	-29.27%	2,752	2002
	13.940374	9.383576	-32.69%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.497662	4.98%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.942684	9.43%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.199868	2.00%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.357423	3.57%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.901775	22.687213	8.54%	0	2006
	19.009151	20.901775	9.96%	0	2005
	17.632719	19.009151	7.81%	0	2004
	14.078556	17.632719	25.25%	0	2003
	13.159594	14.078556	6.98%	0	2002
	12.203935	13.159594	7.83%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.620410	8.156912	7.04%	0	2006
	6.616893	7.620410	15.17%	0	2005
	5.555526	6.616893	19.10%	0	2004
	4.000740	5.555526	38.86%	0	2003
	5.933316	4.000740	-32.57%	0	2002
	8.570899	5.933316	-30.77%	0	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.330353	32.900971	35.23%	0	2006
	21.219625	24.330353	14.66%	0	2005
	15.882868	21.219625	33.60%	0	2004
	11.791634	15.882868	34.70%	1,522	2003
	12.133966	11.791634	-2.82%	1,541	2002
	11.279333	12.133966	7.58%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.514028	26.664251	36.64%	0	2006
	15.092033	19.514028	29.30%	0	2005
	12.238984	15.092033	23.31%	0	2004
	8.103520	12.238984	51.03%	2,888	2003
	8.520571	8.103520	-4.89%	2,769	2002
	8.860634	8.520571	-3.84%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.217253	22.166246	36.68%	0	2006
	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.271834	28.379415	21.95%	0	2006
	15.663404	23.271834	48.57%	0	2005
	12.872243	15.663404	21.68%	0	2004
	9.076418	12.872243	41.82%	0	2003
	9.536718	9.076418	-4.83%	0	2002
	10.873293	9.536718	-12.29%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.435626	22.489894	21.99%	0	2006
	12.412836	18.435626	48.52%	0	2005
	10.000000	12.412836	24.13%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.815954	11.889412	9.92%	1,374	2006
	10.234634	10.815954	5.68%	1,374	2005
	8.838363	10.234634	15.80%	7,227	2004
	6.585913	8.838363	34.20%	3,226	2003
	9.188124	6.585913	-28.32%	1,374	2002
	9.742487	9.188124	-5.69%	1,374	2001

Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.029269	12.195722	10.58%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.052117	11.476151	3.84%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.759388	13.384715	13.82%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.663109	11.077381	14.64%	1,886	2006
	9.432928	9.663109	2.44%	1,886	2005
	8.527274	9.432928	10.62%	1,176	2004
	6.733511	8.527274	26.64%	0	2003
	8.530598	6.733511	-21.07%	0	2002
	9.509075	8.530598	-10.29%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.222516	12.513181	22.41%	0	2006
	9.219187	10.222516	10.88%	0	2005
	8.194016	9.219187	12.51%	0	2004
	6.722044	8.194016	21.90%	0	2003
	8.623131	6.722044	-22.05%	0	2002
	12.438224	8.623131	-30.67%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.167052	14.893445	22.41%	0	2006
	10.987789	12.167052	10.73%	0	2005
	9.752667	10.987789	12.66%	0	2004
	8.000705	9.752667	21.90%	0	2003
	10.000000	8.000705	-19.99%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	10.997667	9.98%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.502626	9.945771	-5.30%	3,706	2006
	10.499867	10.502626	0.03%	3,706	2005
	9.690524	10.499867	8.35%	2,270	2004
	7.924980	9.690524	22.28%	0	2003
	10.000000	7.924980	-20.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.906434	16.155002	16.17%	634	2006
	13.523111	13.906434	2.83%	634	2005
	12.081443	13.523111	11.93%	634	2004
	9.569216	12.081443	26.25%	634	2003
	11.186491	9.569216	-14.46%	158	2002
	10.129056	11.186491	10.44%	0	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.492199	-5.08%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.483909	10.427272	-0.54%	5,324	2006
	10.543412	10.483909	-0.56%	5,324	2005
	10.178146	10.543412	3.59%	3,178	2004
	10.000000	10.178146	1.78%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.571528	11.716783	10.83%	0	2006
	9.296684	10.571528	13.71%	0	2005
	8.048222	9.296684	15.51%	0	2004
	5.567338	8.048222	44.56%	0	2003
	8.637201	5.567338	-35.54%	0	2002
	12.364730	8.637201	-30.15%	0	2001

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.642928	12.363777	16.17%	0	2006
	9.256305	10.642928	14.98%	0	2005
	8.240021	9.256305	12.33%	0	2004
	6.323938	8.240021	30.30%	0	2003
	8.065109	6.323938	-21.59%	0	2002
	10.600709	8.065109	-23.92%	0	2001

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.451423	12.212625	16.85%	0	2006
	9.871075	10.451423	5.88%	0	2005
	9.055556	9.871075	9.01%	0	2004
	7.389998	9.055556	22.54%	0	2003
	9.815718	7.389998	-24.71%	0	2002
	9.933596	9.815718	-1.19%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.787130	14.323491	12.01%	0	2006
	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.072621	7.561602	6.91%	0	2006
	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	0	2002
	10.310249	7.813837	-24.21%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.716741	9.856846	13.08%	0	2006
	8.504178	8.716741	2.50%	2,262	2005
	7.851143	8.504178	8.32%	3,695	2004
	6.247385	7.851143	25.67%	4,414	2003
	8.219747	6.247385	-24.00%	4,256	2002
	2.561974	8.219747	-14.04%	4,253	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.915498	10.167097	14.04%	3,896	2006
	8.724234	8.915498	2.19%	3,896	2005
	8.483273	8.724234	2.84%	2,388	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002
	9.879814	8.770750	-11.23%	0	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.250027	2.50%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.272872	12.514992	1.97%	0	2006
	12.374856	12.272872	-0.82%	0	2005
	12.198720	12.374856	1.44%	0	2004
	11.907225	12.198720	2.45%	0	2003
	11.127027	11.907225	7.01%	0	2002
	10.523559	11.127027	5.73%	0	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	314	2004
	7.433007	9.476212	27.49%	314	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	11,893	2003
	8.617548	5.888587	-31.67%	8,661	2002
	10.700597	8.617548	-19.47%	1,267	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	317	2005
	7.948720	8.518596	7.17%	1,242	2004
	6.394476	7.948720	24.31%	897	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.948578	16.107796	15.48%	2,876	2006
	11.979699	13.948578	16.44%	2,876	2005
	10.781464	11.979699	11.11%	1,818	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	12.685607	13.859370	9.25%	771	2006
	11.088647	12.685607	14.40%	771	2005
	9.820090	11.088647	12.92%	1,063	2004
	7.814811	9.820090	25.66%	1,063	2003
	8.813204	7.814811	-11.33%	190	2002
	10.273408	8.813204	-14.21%	0	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.282213	10.499745	2.12%	3,844	2006
	10.288147	10.282213	-0.06%	6,118	2005
	10.073745	10.288147	2.13%	4,776	2004
	10.000000	10.073745	0.74%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.803474	-1.97%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.815008	14.578869	13.76%	0	2006
	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	0	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.326138	-6.74%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.455955	4.56%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.475826	4.76%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.495859	4.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.102516	1.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.612336	6.12%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.799482	7.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.393609	3.94%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.108612	13.851485	14.39%	0	2006
	11.324306	12.108612	6.93%	0	2005
	10.000000	11.324306	13.24%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.620090	8.140610	6.83%	0	2006
	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	0	2002
	8.767230	6.180038	-23.48%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.531163	3.727828	5.57%	0	2006
	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002
	6.454677	3.960302	-38.64%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.933752	11.554669	5.68%	0	2006
	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.146668	16.450008	8.60%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.737444	12.573399	43.90%	0	2006
	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002
	8.113132	6.080842	-25.05%	0	2001

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.232678	21.939520	44.03%	0	2006
	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.757891	9.954980	2.02%	0	2006
	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	0	2004
	10.000000	9.957976	-0.42%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.849834	13.980746	17.98%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.213153	13.615795	3.05%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.607220	11.774299	11.00%	0	2006
	9.995324	10.607220	6.12%	0	2005
	8.815516	9.995324	13.38%	0	2004
	6.833887	8.815516	29.00%	0	2003
	9.490909	6.833887	-28.00%	0	2002
	9.844228	9.490909	-3.59%	0	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.212937	2.13%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.188620	12.563916	12.29%	2,394	2006
	10.047217	11.188620	11.36%	2,394	2005
	8.823727	10.047217	13.87%	2,394	2004
	7.037336	8.823727	25.38%	2,255	2003
	10.173455	7.037336	-30.83%	1,335	2002
	13.792758	10.173455	-26.24%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	11.753749	12.916243	9.89%	0	2006
	10.169791	11.753749	15.58%	0	2005
	8.731115	10.169791	16.48%	0	2004
	6.601750	8.731115	32.25%	0	2003
	8.889847	6.601750	-25.74%	0	2002
	9.346057	8.889847	-4.88%	0	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.125219	1.25%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.219554	2.20%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.555665	12.513336	8.29%	0	2006
	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	1,288	2002
	8.666861	8.841526	2.02%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.582052	22.196097	33.86%	0	2006
	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002
	8.667787	8.044715	-7.19%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.541093	24.805062	33.78%	0	2006
	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.689455	17.094299	34.71%	0	2006
	12.172290	12.689455	4.25%	0	2005
	9.567871	12.172290	27.22%	0	2004
	7.870588	9.567871	21.56%	0	2003
	10.000000	7.870588	-21.29%	0	2002*

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.603641	19.009209	30.17%	0	2006
	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.794136	12.070868	23.25%	0	2006
	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	0	2002
	9.573624	7.608458	-20.53%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.852608	21.990389	23.18%	0	2006
	15.279541	17.852608	16.84%	0	2005
	13.493364	15.279541	13.24%	0	2004
	10.000000	13.493364	34.93%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.231447	10.145209	9.90%	0	2006
	9.195106	9.231447	0.40%	0	2005
	8.657213	9.195106	6.21%	0	2004
	7.467684	8.657213	15.93%	0	2003
	8.699077	7.467684	-14.16%	0	2002
	9.225819	8.699077	-5.71%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Mult-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	14.607915	14.760544	1.04%	0	2006
	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002
	16.592571	14.481164	-12.73%	0	2001

NVIT Nationwide Mult-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.237978	23.240748	14.84%	0	2006
	20.054519	20.237978	0.91%	0	2005
	17.463621	20.054519	14.84%	0	2004
	11.372033	17.463621	53.57%	0	2003
	15.948542	11.372033	-28.70%	0	2002
	12.701183	15.948542	25.57%	0	2001

NVIT Nationwide Mult-Manager NVIT Small Company Fund: Class I - Q/NQ	19.637782	21.541052	9.69%	1,002	2006
	17.858063	19.637782	9.97%	1,002	2005
	15.325664	17.858063	16.52%	647	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	0	2002
	15.019588	13.716369	-8.68%	0	2001

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.633594	18.419008	17.82%	0	2006
	14.363399	15.633594	8.84%	0	2005
	12.112351	14.363399	18.58%	0	2004
	8.745879	12.112351	38.49%	0	2003
	10.000000	8.745879	-12.54%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.567248	12.636488	0.55%	0	2006
	11.838776	12.567248	6.15%	0	2005
	11.213169	11.838776	5.58%	0	2004
	8.374116	11.213169	33.90%	0	2003
	10.000000	8.374116	-16.26%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.841968	3.093207	8.84%	0	2006
	2.917839	2.841968	-2.60%	0	2005
	2.857189	2.917839	2.12%	0	2004
	1.880002	2.857189	51.98%	0	2003
	3.356343	1.880002	-43.99%	0	2002
	5.986754	3.356343	-43.94%	0	2001

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.708529	11.646156	8.76%	0	2006
	10.993963	10.708529	-2.60%	0	2005
	10.769016	10.993963	2.09%	0	2004
	7.087874	10.769016	51.94%	0	2003
	10.000000	7.087874	-29.12%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.455530	12.602135	1.18%	9	2006
	12.319888	12.455530	1.10%	1,485	2005
	12.186606	12.319888	1.09%	2,396	2004
	12.203933	12.186606	-0.14%	2,409	2003
	11.231951	12.203933	8.65%	3,528	2002
	10.698020	11.231951	4.99%	3,376	2001

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	4.904526	5.097975	3.94%	0	2006
	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002
	6.963868	4.898667	-29.66%	0	2001

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.786946	11.212035	3.94%	0	2006
	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	0	2004
	9.853651	10.409473	5.64%	0	2003
	10.000000	9.853651	-1.46%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.293234	11.988026	6.15%	0	2006
	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	0	2004
	9.453586	10.522984	11.31%	0	2003
	10.000000	9.453586	-5.46%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.648839	12.699711	9.02%	0	2006
	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	0	2004
	8.961185	10.532259	17.53%	0	2003
	10.000000	8.961185	-10.39%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.148749	13.623857	12.14%	0	2006
	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	0	2004
	8.517407	10.560445	23.99%	0	2003
	10.000000	8.517407	-14.83%	0	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.439821	14.233770	14.42%	0	2006
	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	0	2004
	8.168360	10.545460	29.10%	0	2003
	10.000000	8.168360	-18.32%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	8.479455	9.124375	7.61%	2,249	2006
	7.891954	8.479455	7.44%	2,249	2005
	6.989223	7.891954	12.92%	1,430	2004
	5.094330	6.989223	37.20%	0	2003
	8.262132	5.094330	-38.34%	0	2002
	12.111863	8.262132	-31.78%	0	2001

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.380196	10.623206	2.34%	1,897	2006
	10.326717	10.380196	0.52%	3,685	2005
	10.463331	10.326717	-1.31%	1,138	2004
	10.621324	10.463331	-1.49%	2,869	2003
	10.719296	10.621324	-0.91%	6,271	2002
	10.569641	10.719296	1.42%	3,283	2001

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.383057	13.065023	-2.38%	0	2006
	12.205758	13.383057	9.65%	0	2005
	11.087571	12.205758	10.09%	0	2004
	7.431326	11.087571	49.20%	0	2003
	10.000000	7.431326	-25.69%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.716509	21.291051	20.18%	1,108	2006
	16.148871	17.716509	9.71%	1,108	2005
	13.716090	16.148871	17.74%	713	2004
	10.000000	13.716090	37.16%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.910913	18.194066	7.59%	4,393	2006
	15.408276	16.910913	9.75%	4,393	2005
	13.599282	15.408276	13.30%	3,650	2004
	10.315991	13.599282	31.83%	9,227	2003
	12.441562	10.315991	-17.08%	6,287	2002
	12.878299	12.441562	-3.39%	0	2001

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.278688	10.322396	11.25%	2,698	2006
	8.820712	9.278688	5.19%	2,698	2005
	8.209369	8.820712	7.45%	2,698	2004
	6.576030	8.209369	24.84%	2,551	2003
	8.127729	6.576030	-19.09%	1,573	2002
	9.416202	8.127729	-13.68%	676	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	13.984819	15.899590	13.69%	0	2006
	12.949996	13.984819	7.99%	0	2005
	11.137079	12.949996	16.28%	0	2004
	9.057504	11.137079	22.96%	0	2003
	10.000000	9.057504	-9.42%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.955757	10.162857	13.48%	2,078	2006
	8.774641	8.955757	2.06%	2,078	2005
	7.627962	8.774641	15.03%	1,304	2004
	5.928033	7.627962	28.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002
	9.407245	8.089339	-14.01%	0	2001

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.518094	12.848901	2.64%	0	2006
	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	0	2004
	10.930457	11.997543	9.76%	0	2003
	10.414287	10.930457	4.96%	0	2002
	10.211179	10.414287	1.99%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.518457	11.116689	5.69%	0	2006
	10.222216	10.518457	2.90%	0	2005
	9.764179	10.222216	4.69%	296	2004
	7.616546	9.764179	28.20%	296	2003
	10.637302	7.616546	-28.40%	0	2002
	12.430490	10.637302	-14.43%	520	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.356156	13.085416	15.23%	2,681	2006
	10.147146	11.356156	11.91%	2,681	2005
	8.697915	10.147146	16.66%	2,681	2004
	6.211849	8.697915	40.02%	2,681	2003
	8.149095	6.211849	-23.77%	1,609	2002
	9.464418	8.149095	-13.90%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.486390	21.300790	15.22%	85	2006
	16.513972	18.486390	11.94%	85	2005
	14.151574	16.513972	16.69%	85	2004
	10.000000	14.151574	41.52%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.459744	4.60%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.263984	10.432775	12.62%	0	2006
	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	340	2004
	6.715954	8.331849	24.06%	340	2003
	8.448257	6.715954	-20.50%	0	2002
	9.606697	8.448257	-12.06%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.953774	-0.46%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.503716	10.587644	0.80%	890	2006
	9.550936	10.503716	9.98%	890	2005
	8.144921	9.550936	17.26%	890	2004
	6.624244	8.144921	22.96%	890	2003
	9.370812	6.624244	-29.31%	220	2002
	13.928584	9.370812	-32.72%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.494101	4.94%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.938982	9.39%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.196373	1.96%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.353910	3.54%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.830834	22.598697	8.49%	420	2006
	18.954277	20.830834	9.90%	420	2005
	17.590800	18.954277	7.75%	420	2004
	14.052254	17.590800	25.18%	420	2003
	13.141724	14.052254	6.93%	113	2002
	12.193613	13.141724	7.78%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.598402	8.129204	6.99%	0	2006
	6.601135	7.598402	15.11%	0	2005
	5.545115	6.601135	19.04%	0	2004
	3.995275	5.545115	38.79%	0	2003
	5.928247	3.995275	-32.61%	0	2002
	8.567997	5.928247	-30.81%	0	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.247792	32.772661	35.16%	0	2006
	21.158374	24.247792	14.60%	0	2005
	15.845095	21.158374	33.53%	0	2004
	11.769601	15.845095	34.63%	0	2003
	12.117487	11.769601	-2.87%	0	2002
	11.269804	12.117487	7.52%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.447799	26.560240	36.57%	0	2006
	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002
	8.853136	8.508987	3.89%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.203540	22.136230	36.61%	0	2006
	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.192864	28.268718	21.89%	0	2006
	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002
	10.864101	9.523759	-12.34%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.420048	22.459454	21.93%	0	2006
	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.784729	11.849050	9.87%	0	2006
	10.210285	10.784729	5.63%	0	2005
	8.821844	10.210285	15.74%	0	2004
	6.576951	8.821844	34.13%	0	2003
	9.180307	6.576951	-28.36%	0	2002
	9.739199	9.180307	-5.74%	0	2001

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.988024	12.137748	10.46%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	11.010792	11.421586	3.73%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.739472	13.348441	13.71%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.597554	10.991050	14.52%	0	2006
	9.378483	9.597554	2.34%	0	2005
	8.486720	9.378483	10.51%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	10.153144	12.415610	22.28%	0	2006
	9.165959	10.153144	10.77%	0	2005
	8.155031	9.165959	12.40%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.121568	14.822666	22.28%	0	2006
	10.957867	12.121568	10.62%	0	2005
	9.736044	10.957867	12.55%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	10.990225	9.90%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.463365	9.898488	-5.40%	0	2006
	10.471276	10.463365	-0.08%	0	2005
	9.674012	10.471276	8.24%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.812090	16.029066	16.05%	0	2006
	13.445055	13.812090	2.73%	0	2005
	12.023986	13.445055	11.82%	1,566	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.485757	-5.14%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	0	2004

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	10.499772	11.625400	10.72%	0	2006
	9.242997	10.499772	13.60%	0	2005
	8.009928	9.242997	15.39%	0	2004

Credit Suisse Trust - International Focus Portfolio - Q/NQ	10.570734	12.267411	16.05%	0	2006
	9.202885	10.570734	14.86%	0	2005
	8.200839	9.202885	12.22%	0	2004

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	10.380526	12.117431	16.73%	0	2006
	9.814109	10.380526	5.77%	0	2005
	9.012504	9.814109	8.89%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.739348	14.255437	11.90%	0	2006
	12.146432	12.739348	4.88%	0	2005
	10.189578	12.146432	19.20%	0	2004

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.024598	7.502604	6.80%	0	2006
	6.931538	7.024598	1.34%	0	2005
	6.673008	6.931538	3.87%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.657565	9.779977	12.96%	0	2006
	8.455066	8.657565	2.40%	0	2005
	7.813792	8.455066	8.21%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.854989	10.087808	13.92%	0	2006
	8.673868	8.854989	2.09%	0	2005
	8.442921	8.673868	2.74%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.243079	2.43%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.189609	12.417436	1.87%	0	2006
	12.303438	12.189609	-0.93%	0	2005
	12.140716	12.303438	1.34%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.626821	12.480760	17.45%	0	2006
	10.273613	10.626821	3.44%	0	2005
	9.431146	10.273613	8.93%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.952242	8.301332	4.39%	0	2006
	7.694090	7.952242	3.36%	0	2005
	7.618533	7.694090	0.99%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.492610	9.234781	8.74%	0	2006
	8.469429	8.492610	0.27%	0	2005
	7.910922	8.469429	7.06%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.164941	12.879820	15.36%	0	2006
	9.594958	11.164941	16.36%	0	2005
	8.644743	9.594958	10.99%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.896449	16.031254	15.36%	0	2006
	11.947091	13.896449	16.32%	0	2005
	10.763107	11.947091	11.00%	0	2004

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	12.599545	13.751323	9.14%	0	2006
	11.024639	12.599545	14.29%	0	2005
	9.773384	11.024639	12.80%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.197447	7.412676	2.99%	0	2006
	6.759816	7.197447	6.47%	0	2005
	6.456082	6.759816	4.70%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.796829	-2.03%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.767144	14.509632	13.65%	0	2006
	12.728329	12.767144	0.30%	0	2005
	11.417557	12.728329	11.48%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.488750	4.89%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.095671	0.96%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.386573	3.87%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.088133	13.813978	14.28%	0	2006
	11.316668	12.088133	6.82%	0	2005
	10.000000	11.316668	13.17%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.574085	8.083227	6.72%	0	2006
	6.880030	7.574085	10.09%	0	2005
	5.963253	6.880030	15.37%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.509816	3.701531	5.46%	0	2006
	3.216948	3.509816	9.10%	0	2005
	3.270799	3.216948	-1.65%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.892844	11.499708	5.57%	0	2006
	10.003958	10.892844	8.89%	0	2005
	10.144265	10.003958	-1.38%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.105508	16.388614	8.49%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.684672	12.484735	43.76%	0	2006
	6.729816	8.684672	29.05%	0	2005
	5.797749	6.729816	16.08%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.175734	21.835247	43.88%	0	2006
	11.752892	15.175734	29.12%	0	2005
	10.123089	11.752892	16.10%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	0	2004

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.805572	13.914350	17.86%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.535251	11.682510	10.89%	0	2006
	9.937627	10.535251	6.01%	0	2005
	8.773586	9.937627	13.27%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.206007	2.06%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	11.112679	12.465933	12.18%	0	2006
	9.989182	11.112679	11.25%	0	2005
	8.781733	9.989182	13.75%	0	2004

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	11.674009	12.815549	9.78%	0	2006
	10.111080	11.674009	15.46%	0	2005
	8.689579	10.111080	16.36%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.118357	1.18%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.212629	2.13%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.477315	12.415842	8.18%	0	2006
	11.461933	11.477315	0.13%	0	2005
	10.644927	11.461933	7.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.471789	24.687179	33.65%	0	2006
	14.236749	18.471789	29.75%	0	2005
	12.054715	14.236749	18.10%	0	2004

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.638620	17.008490	34.58%	0	2006
	12.135881	12.638620	4.14%	0	2005
	9.548987	12.135881	27.09%	0	2004

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.549040	18.918849	30.04%	0	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	9.727659	11.976724	23.12%	0	2006
	8.334131	9.727659	16.72%	0	2005
	7.367390	8.334131	13.12%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.804090	21.908299	23.05%	0	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.168832	10.066129	9.79%	0	2006
	9.142054	9.168832	0.29%	0	2005
	8.616061	9.142054	6.10%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	14.508796	14.645439	0.94%	0	2006
	13.723755	14.508796	5.72%	0	2005
	12.372523	13.723755	10.92%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	20.100696	23.059585	14.72%	0	2006
	19.938786	20.100696	0.81%	0	2005
	17.380579	19.938786	14.72%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	19.504567	21.373134	9.58%	0	2006
	17.754986	19.504567	9.85%	0	2005
	15.252779	17.754986	16.40%	1,037	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.570985	18.326563	17.70%	0	2006
	14.320460	15.570985	8.73%	0	2005
	12.088490	14.320460	18.46%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.516863	12.573003	0.45%	0	2006
	11.803332	12.516863	6.05%	0	2005
	11.191032	11.803332	5.47%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.826752	3.073512	8.73%	0	2006
	2.905172	2.826752	-2.70%	0	2005
	2.847694	2.905172	2.02%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.668489	11.590787	8.65%	0	2006
	10.964030	10.668489	-2.70%	0	2005
	10.750674	10.964030	1.98%	0	2004

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.371062	12.503923	1.07%	0	2006
	12.248814	12.371062	1.00%	0	2005
	12.128686	12.248814	0.99%	1,420	2004

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.602141	12.635905	8.91%	0	2006
	11.260586	11.602141	3.03%	0	2005
	10.511469	11.260586	7.13%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.100071	13.555454	12.03%	0	2006
	11.554315	12.100071	4.72%	0	2005
	10.539613	11.554315	9.63%	0	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.389980	14.162292	14.30%	0	2006
	11.736943	12.389980	5.56%	0	2005
	10.524667	11.736943	11.52%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	8.421894	9.053201	7.50%	0	2006
	7.846365	8.421894	7.33%	0	2005
	6.955946	7.846365	12.80%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.309696	10.540307	2.24%	0	2006
	10.267038	10.309696	0.42%	0	2005
	10.413500	10.267038	-1.41%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.329474	12.999449	-2.48%	0	2006
	12.169279	13.329474	9.53%	0	2005
	11.065737	12.169279	9.97%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.668354	21.211573	20.05%	0	2006
	16.121390	17.668354	9.60%	0	2005
	13.706741	16.121390	17.62%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.796167	18.052218	7.48%	0	2006
	15.319315	16.796167	9.64%	0	2005
	13.534578	15.319315	13.19%	978	2004

NVIT NVIT Nationwide Fund: Class I - Q/NQ	9.215792	10.241994	11.14%	0	2006
	8.769845	9.215792	5.09%	0	2005
	8.170362	8.769845	7.34%	0	2004

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	13.928791	15.819762	13.58%	0	2006
	12.911256	13.928791	7.88%	0	2005
	11.115113	12.911256	16.16%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.895000	10.083630	13.36%	0	2006
	8.723996	8.895000	1.96%	0	2005
	7.591688	8.723996	14.92%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.433153	12.748732	2.54%	0	2006
	12.440836	12.433153	-0.06%	0	2005
	11.940484	12.440836	4.19%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	10.447082	11.030000	5.58%	0	2006
	10.163198	10.447082	2.79%	0	2005
	9.717730	10.163198	4.58%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.290616	12.996648	15.11%	0	2006
	10.098870	11.290616	11.80%	0	2005
	8.665362	10.098870	16.54%	2,359	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.436138	21.221247	15.11%	0	2006
	16.485857	18.436138	11.83%	0	2005
	14.141920	16.485857	16.57%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.452662	4.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.201145	10.351457	12.50%	0	2006
	8.876997	9.201145	3.65%	0	2005
	8.292232	8.876997	7.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.432419	10.505043	0.70%	0	2006
	9.495781	10.432419	9.86%	0	2005
	8.106165	9.495781	17.14%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.486994	4.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.931569	9.32%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.189382	1.89%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.346901	3.47%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.689585	22.422608	8.38%	0	2006
	18.844947	20.689585	9.79%	0	2005
	17.507218	18.844947	7.64%	0	2004

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.554501	8.074003	6.88%	0	2006
	6.569692	7.554501	14.99%	0	2005
	5.524347	6.569692	18.92%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	24.083343	32.517279	35.02%	0	2006
	21.036292	24.083343	14.48%	0	2005
	15.769776	21.036292	33.40%	0	2004

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	19.315823	26.353137	36.43%	0	2006
	14.961568	19.315823	29.10%	0	2005
	12.151788	14.961568	23.12%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	23.035585	28.048427	21.76%	0	2006
	15.528066	23.035585	48.35%	0	2005
	12.780575	15.528066	21.50%	0	2004

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.388896	22.398641	21.81%	0	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.722487	11.768680	9.76%	0	2006
	10.161699	10.722487	5.52%	0	2005
	8.788827	10.161699	15.62%	0	2004

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.967448	12.108843	10.41%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.990161	11.394373	3.68%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.729530	13.330346	13.65%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.061513	10.371892	14.46%	0	2006
	8.859195	9.061513	2.28%	0	2005
	8.020916	8.859195	10.45%	0	2004
	6.343370	8.020916	26.45%	0	2003
	8.048687	6.343370	-21.19%	0	2002
	8.985762	8.048687	-10.43%	144	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	6.899661	8.432841	22.22%	0	2006
	6.231980	6.899661	10.71%	0	2005
	5.547479	6.231980	12.34%	0	2004
	4.557914	5.547479	21.71%	0	2003
	5.855938	4.557914	-22.17%	0	2002
	8.459814	5.855938	-30.78%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	12.098845	14.787320	22.22%	0	2006
	10.942917	12.098845	10.56%	0	2005
	9.727733	10.942917	12.49%	0	2004
	7.992489	9.727733	21.71%	0	2003
	10.000000	7.992489	-20.08%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	10.986503	9.87%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.443772	9.874914	-5.45%	0	2006
	10.456999	10.443772	-0.13%	0	2005
	9.665759	10.456999	8.19%	0	2004
	7.916844	9.665759	22.09%	0	2003
	10.000000	7.916844	-20.83%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.026138	18.589009	15.99%	310	2006
	15.608228	16.026138	2.68%	0	2005
	13.965656	15.608228	11.76%	0	2004
	11.078580	13.965656	26.06%	0	2003
	12.970847	11.078580	-14.59%	3,448	2002
	11.762857	12.970847	10.27%	774	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.482531	-5.17%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.441102	10.368826	-0.69%	0	2006
	10.516428	10.441102	-0.72%	0	2005
	10.167675	10.516428	3.43%	0	2004
	10.000000	10.167675	1.68%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	6.340308	7.016443	10.66%	0	2006
	5.584246	6.340308	13.54%	0	2005
	4.841743	5.584246	15.34%	0	2004
	3.354395	4.841743	44.34%	0	2003
	5.212030	3.354395	-35.64%	0	2002
	7.472935	5.212030	-30.25%	0	2001

Credit Suisse Trust - International Focus Portfolio - Q/NQ	7.571552	8.782362	15.99%	0	2006
	6.595160	7.571552	14.80%	0	2005
	5.880069	6.595160	12.16%	0	2004
	4.519680	5.880069	30.10%	0	2003
	5.772943	4.519680	-21.71%	0	2002
	7.599637	5.772943	-24.04%	0	2001

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	11.796211	13.762971	16.67%	0	2006
	11.158226	11.796211	5.72%	0	2005
	10.252072	11.158226	8.84%	0	2004
	8.379268	10.252072	22.35%	0	2003
	11.146821	8.379268	-24.83%	0	2002
	11.298091	11.146821	-1.34%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.715512	14.221505	11.84%	0	2006
	12.129884	12.715512	4.83%	657	2005
	10.180890	12.129884	19.14%	460	2004
	7.559086	10.180890	34.68%	649	2003
	10.000000	7.559086	-24.41%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	5.999106	6.404072	6.75%	0	2006
	5.922656	5.999106	1.29%	0	2005
	5.704671	5.922656	3.82%	0	2004
	4.631497	5.704671	23.17%	0	2003
	6.668566	4.631497	-30.55%	0	2002
	8.812703	6.668566	-24.33%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	8.186900	9.243565	12.91%	0	2006
	7.999480	8.186900	2.34%	436	2005
	7.396534	7.999480	8.15%	515	2004
	5.894657	7.396534	25.48%	2,542	2003
	7.767594	5.894657	-24.11%	12,557	2002
	9.049949	7.767594	-14.17%	1,860	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.735295	9.946363	13.86%	0	2006
	8.560978	8.735295	2.04%	0	2005
	8.337310	8.560978	2.68%	0	2004
	7.038931	8.337310	18.45%	0	2003
	8.646332	7.038931	-18.59%	0	2002
	9.754707	8.646332	-11.36%	3,991	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.239603	2.40%	298	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.589947	12.818721	1.82%	158	2006
	12.713989	12.589947	-0.98%	1,683	2005
	12.552260	12.713989	1.29%	1,650	2004
	12.271126	12.552260	2.29%	4,029	2003
	11.484670	12.271126	6.85%	21,446	2002
	10.878559	11.484670	5.57%	2,829	2001

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	11.843841	13.903021	17.39%	0	2006
	11.456030	11.843841	3.39%	0	2005
	10.521989	11.456030	8.88%	68	2004
	8.265957	10.521989	27.29%	202	2003
	10.188250	8.265957	-18.87%	8,071	2002
	10.983138	10.188250	-7.24%	3,435	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	6.359482	6.635254	4.34%	0	2006
	6.156179	6.359482	3.30%	0	2005
	6.098846	6.156179	0.94%	0	2004
	4.698743	6.098846	29.80%	0	2003
	6.886888	4.698743	-31.77%	0	2002
	8.564829	6.886888	-19.59%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	8.936966	9.713021	8.68%	0	2006
	8.917105	8.936966	0.22%	196	2005
	8.333323	8.917105	7.01%	188	2004
	6.714163	8.333323	24.12%	179	2003
	6.628864	6.714163	1.29%	210	2002
	7.698171	6.628864	-13.89%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.962888	10.334267	15.30%	0	2006
	7.706474	8.962888	16.30%	0	2005
	6.946822	7.706474	10.94%	0	2004
	4.962486	6.946822	39.99%	0	2003
	6.373447	4.962486	-22.14%	0	2002
	8.283269	6.373447	-23.06%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.870439	15.993091	15.30%	0	2006
	11.930797	13.870439	16.26%	298	2005
	10.753925	11.930797	10.94%	298	2004
	7.679551	10.753925	40.03%	321	2003
	10.000000	7.679551	-23.20%	284	2002*

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	11.181839	12.197798	9.09%	707	2006
	9.789128	11.181839	14.23%	808	2005
	8.682526	9.789128	12.75%	0	2004
	6.920130	8.682526	25.47%	0	2003
	7.816214	6.920130	-11.46%	5,809	2002
	9.125314	7.816214	-14.35%	2,264	2001

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.240260	10.440933	1.96%	0	2006
	10.261851	10.240260	-0.21%	0	2005
	10.063411	10.261851	1.97%	0	2004
	10.000000	10.063411	0.63%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.555893	7.777874	2.94%	0	2006
	7.100082	7.555893	6.42%	0	2005
	6.784526	7.100082	4.65%	0	2004
	5.352807	6.784526	26.75%	0	2003
	7.013259	5.352807	-23.68%	0	2002
	8.386726	7.013259	-16.38%	0	2001

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.793498	-2.07%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.743211	14.475045	13.59%	0	2006
	12.710937	12.743211	0.25%	0	2005
	11.407795	12.710937	11.42%	0	2004
	7.395851	11.407795	54.25%	0	2003
	10.000000	7.395851	-26.04%	0	2002*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - NQ	10.000000	9.316642	-6.83%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q	13.312384	15.175959	14.00%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.445326	4.45%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.465181	4.65%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.485193	4.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.048415	10.48%	205	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - NQ	10.000000	10.092246	0.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q	11.046037	12.631858	14.36%	316	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ	10.000000	10.601538	6.02%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	12.612849	15.802849	25.29%	222	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ	10.000000	10.788508	7.89%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	11.018254	13.082705	18.74%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - NQ	10.000000	10.383050	3.83%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q	9.733150	10.736780	10.31%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	12.077883	13.795233	14.22%	0	2006
	11.312843	12.077883	6.76%	0	2005
	10.000000	11.312843	13.13%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	7.551143	8.054624	6.67%	0	2006
	6.862688	7.551143	10.03%	0	2005
	5.951269	6.862688	15.31%	0	2004
	5.063604	5.951269	17.53%	0	2003
	6.161775	5.063604	-17.82%	1,101	2002
	8.065320	6.161775	-23.60%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.499173	3.688412	5.41%	0	2006
	3.208834	3.499173	9.05%	0	2005
	3.264215	3.208834	-1.70%	0	2004
	2.279736	3.264215	43.18%	0	2003
	3.948572	2.279736	-42.26%	0	2002
	6.445540	3.948572	-38.74%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.872452	11.472335	5.52%	0	2006
	9.990321	10.872452	8.83%	180	2005
	10.135620	9.990321	-1.43%	168	2004
	7.047062	10.135620	43.83%	164	2003
	10.000000	7.047062	-29.53%	161	2002*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.084946	16.357948	8.44%	0	2006
	13.912886	15.084946	8.42%	0	2005
	12.116869	13.912886	14.82%	0	2004
	10.000000	12.116869	21.17%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	8.658372	12.440585	43.68%	0	2006
	6.712855	8.658372	28.98%	0	2005
	5.786098	6.712855	16.02%	0	2004
	4.399755	5.786098	31.51%	0	2003
	6.062871	4.399755	-27.43%	5,925	2002
	8.101668	6.062871	-25.17%	1,573	2001

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	15.147332	21.783282	43.81%	348	2006
	11.736868	15.147332	29.06%	0	2005
	10.114454	11.736868	16.04%	0	2004
	7.690276	10.114454	31.52%	0	2003
	10.000000	7.690276	-23.10%	0	2002*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.718098	9.899222	1.86%	0	2006
	9.799725	9.718098	-0.83%	0	2005
	9.947781	9.799725	-1.49%	0	2004
	10.000000	9.947781	-0.52%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.783442	13.881187	17.80%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.139124	13.518806	2.89%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.782892	11.951009	10.83%	0	2006
	10.176402	10.782892	5.96%	0	2005
	8.988985	10.176402	13.21%	0	2004
	6.979055	8.988985	28.80%	0	2003
	9.707419	6.979055	-28.11%	4,662	2002
	10.084335	9.707419	-3.74%	4,786	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - NQ	10.000000	10.202555	2.03%	0	2006*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q	11.574497	13.846886	19.63%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	6.658883	7.465963	12.12%	0	2006
	5.988714	6.658883	11.19%	562	2005
	5.267509	5.988714	13.69%	575	2004
	4.207526	5.267509	25.19%	586	2003
	6.091929	4.207526	-30.93%	557	2002
	8.271972	6.091929	-26.35%	3,683	2001

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.512846	13.729403	9.72%	0	2006
	10.843135	12.512846	15.40%	0	2005
	9.323476	10.843135	16.30%	0	2004
	7.060435	9.323476	32.05%	0	2003
	9.522129	7.060435	-25.85%	0	2002
	10.026240	9.522129	-5.03%	0	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - NQ	10.000000	10.114927	1.15%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q	11.487543	12.457761	8.45%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.713378	13.019610	11.15%	0	2006
	11.213274	11.713378	4.46%	0	2005
	10.000000	11.213274	12.13%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.209164	2.09%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.044579	13.022843	8.12%	0	2006
	12.034568	12.044579	0.08%	0	2005
	11.182457	12.034568	7.62%	138	2004
	9.355944	11.182457	19.52%	0	2003
	9.272228	9.355944	0.90%	0	2002
	9.103082	9.272228	1.86%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	168	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	16.449238	21.984674	33.65%	0	2006
	12.686067	16.449238	29.66%	0	2005
	10.748366	12.686067	18.03%	0	2004
	6.653146	10.748366	61.55%	0	2003
	8.029311	6.653146	-17.14%	0	2002
	8.664580	8.029311	-7.33%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.437248	24.628457	33.58%	0	2006
	14.217363	18.437248	29.68%	288	2005
	12.044452	14.217363	18.04%	334	2004
	7.457415	12.044452	61.51%	156	2003
	10.000000	7.457415	-25.43%	152	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.613243	16.965683	34.51%	0	2006
	12.117691	12.613243	4.09%	0	2005
	9.539549	12.117691	27.03%	0	2004
	7.859321	9.539549	21.38%	0	2003
	10.000000	7.859321	-21.41%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.521798	18.873806	29.97%	0	2006
	11.411527	14.521798	27.26%	455	2005
	10.208872	11.411527	11.78%	0	2004
	7.716980	10.208872	32.29%	0	2003
	10.000000	7.716980	-22.83%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.879540	10.926954	23.06%	0	2006
	7.611391	8.879540	16.66%	0	2005
	6.731926	7.611391	13.06%	0	2004
	5.061545	6.731926	33.00%	0	2003
	6.940366	5.061545	-27.07%	0	2002
	8.746493	6.940366	-20.65%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.779859	21.867335	22.99%	0	2006
	15.240542	17.779859	16.66%	0	2005
	13.479571	15.240542	13.06%	0	2004
	10.000000	13.479571	34.80%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.695404	10.638814	9.73%	0	2006
	9.672016	9.695404	0.24%	0	2005
	9.120196	9.672016	6.05%	0	2004
	7.879115	9.120196	15.75%	0	2003
	9.192450	7.879115	-14.29%	0	2002
	9.764125	9.192450	-5.85%	0	2001

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	6.757209	6.817362	0.89%	0	2006
	6.394842	6.757209	5.67%	541	2005
	5.768151	6.394842	10.86%	553	2004
	4.394826	5.768151	31.25%	543	2003
	6.739737	4.394826	-34.79%	532	2002
	7.734364	6.739737	-12.86%	0	2001

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	17.372951	19.920154	14.66%	0	2006
	17.241803	17.372951	0.76%	201	2005
	15.037315	17.241803	14.66%	206	2004
	9.807064	15.037315	53.33%	236	2003
	13.774932	9.807064	-28.80%	2,410	2002
	10.987084	13.774932	25.37%	822	2001

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	13.018755	14.258693	9.52%	0	2006
	11.856999	13.018755	9.80%	0	2005
	10.191196	11.856999	16.35%	0	2004
	7.393231	10.191196	37.84%	269	2003
	9.149061	7.393231	-19.19%	2,087	2002
	10.033816	9.149061	-8.82%	4,251	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.539743	18.280479	17.64%	0	2006
	14.299010	15.539743	8.68%	0	2005
	12.076549	14.299010	18.40%	0	2004
	8.733382	12.076549	38.28%	0	2003
	10.000000	8.733382	-12.67%	0	2002*

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.491757	12.541380	0.40%	0	2006
	11.785662	12.491757	5.99%	0	2005
	11.179983	11.785662	5.42%	0	2004
	8.362125	11.179983	33.70%	0	2003
	10.000000	8.362125	-16.38%	0	2002*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	2.819165	3.063697	8.67%	0	2006
	2.898855	2.819165	-2.75%	0	2005
	2.842954	2.898855	1.97%	0	2004
	1.873500	2.842954	51.75%	0	2003
	3.349896	1.873500	-44.07%	0	2002
	5.984527	3.349896	-44.02%	0	2001

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.648508	11.563181	8.59%	0	2006
	10.949081	10.648508	-2.75%	0	2005
	10.741506	10.949081	1.93%	0	2004
	7.080585	10.741506	51.70%	0	2003
	10.000000	7.080585	-29.19%	0	2002*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	12.775650	12.906278	1.02%	2,316	2006
	12.655862	12.775650	0.95%	2,435	2005
	12.538146	12.655862	0.94%	2,592	2004
	12.575241	12.538146	-0.29%	13,577	2003
	11.591446	12.575241	8.49%	18,910	2002
	11.057449	11.591446	4.83%	4,996	2001

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	5.133976	5.328316	3.79%	0	2006
	4.931237	5.133976	4.11%	0	2005
	4.664269	4.931237	5.72%	0	2004
	3.594625	4.664269	29.76%	0	2003
	5.159349	3.594625	-30.33%	0	2002
	7.345790	5.159349	-29.76%	0	2001

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.722170	11.127671	3.78%	0	2006
	10.617184	10.722170	0.99%	0	2005
	10.378702	10.617184	2.30%	0	2004
	9.839589	10.378702	5.48%	0	2003
	10.000000	9.839589	-1.60%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.225416	11.897824	5.99%	0	2006
	10.990053	11.225416	2.14%	0	2005
	10.491868	10.990053	4.75%	0	2004
	9.440087	10.491868	11.14%	0	2003
	10.000000	9.440087	-5.60%	0	2002*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.578857	12.604126	8.85%	0	2006
	11.243726	11.578857	2.98%	21,369	2005
	10.501100	11.243726	7.07%	23,655	2004
	8.948375	10.501100	17.35%	2,736	2003
	10.000000	8.948375	-10.52%	7,755	2002*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.075809	13.521373	11.97%	0	2006
	11.537030	12.075809	4.67%	3,453	2005
	10.529222	11.537030	9.57%	2,819	2004
	8.505236	10.529222	23.80%	2,819	2003
	10.000000	8.505236	-14.95%	2,819	2002*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.365120	14.126678	14.25%	0	2006
	11.719355	12.365120	5.51%	0	2005
	10.514264	11.719355	11.46%	0	2004
	8.156681	10.514264	28.90%	2,659	2003
	10.000000	8.156681	-18.43%	0	2002*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I- Q/NQ	5.319950	5.715818	7.44%	0	2006
	4.958936	5.319950	7.28%	0	2005
	4.398435	4.958936	12.74%	0	2004
	3.210863	4.398435	36.99%	0	2003
	5.215476	3.210863	-38.44%	0	2002
	7.657476	5.215476	-31.89%	0	2001

NVIT Nationwide NVIT Money Market Fund: Class I- Q/NQ	10.101803	10.322500	2.18%	2,766	2006
	10.065138	10.101803	0.36%	2,933	2005
	10.213942	10.065138	-1.46%	2,135	2004
	10.384079	10.213942	-1.64%	2,775	2003
	10.495945	10.384079	-1.07%	2,152	2002
	10.365377	10.495945	1.26%	19,274	2001

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.302700	12.966720	-2.53%	0	2006
	12.151030	13.302700	9.48%	0	2005
	11.054797	12.151030	9.92%	0	2004
	7.420697	11.054797	48.97%	0	2003
	10.000000	7.420697	-25.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.798640	7.99%	316	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.644287	21.171874	19.99%	0	2006
	16.107651	17.644287	9.54%	0	2005
	13.702064	16.107651	17.56%	0	2004
	10.000000	13.702064	37.02%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.426404	15.497335	7.42%	0	2006
	13.164635	14.426404	9.58%	601	2005
	11.636878	13.164635	13.13%	0	2004
	8.840892	11.636878	31.63%	685	2003
	10.678915	8.840892	-17.21%	3,877	2002
	11.070860	10.678915	-3.54%	1,478	2001

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	9.651649	10.720914	11.08%	0	2006
	9.189303	9.651649	5.03%	141	2005
	8.565524	9.189303	7.28%	557	2004
	6.871837	8.565524	24.65%	1,279	2003
	8.506385	6.871837	-19.22%	1,856	2002
	9.870104	8.506385	-13.82%	2,827	2001

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	13.900858	15.779986	13.52%	0	2006
	12.891926	13.900858	7.83%	0	2005
	11.104138	12.891926	16.10%	0	2004
	9.044561	11.104138	22.77%	0	2003
	10.000000	9.044561	-9.55%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.045521	9.115994	13.31%	364	2006
	7.894866	8.045521	1.91%	0	2005
	6.873683	7.894866	14.86%	0	2004
	5.350046	6.873683	28.48%	0	2003
	7.311838	5.350046	-26.83%	0	2002
	8.516206	7.311838	-14.14%	0	2001

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.663264	12.978045	2.49%	0	2006
	12.677552	12.663264	-0.11%	273	2005
	12.173906	12.677552	4.14%	260	2004
	11.108153	12.173906	9.59%	235	2003
	10.599824	11.108153	4.80%	245	2002
	10.409141	10.599824	1.83%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	8.169779	8.621233	5.53%	0	2006
	7.951832	8.169779	2.74%	0	2005
	7.607183	7.951832	4.53%	0	2004
	5.943076	7.607183	28.00%	0	2003
	8.312895	5.943076	-28.51%	6,981	2002
	9.729278	8.312895	-14.56%	6,162	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.257951	12.952450	15.05%	0	2006
	10.074781	11.257951	11.74%	0	2005
	8.649128	10.074781	16.48%	0	2004
	6.186473	8.649128	39.81%	0	2003
	8.128277	6.186473	-23.89%	2,809	2002
	9.454837	8.128277	-14.03%	933	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.411069	21.181587	15.05%	0	2006
	16.471830	18.411069	11.77%	0	2005
	14.137104	16.471830	16.51%	0	2004
	10.000000	14.137104	41.37%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.449121	4.49%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	8.576947	9.644314	12.44%	0	2006
	8.278998	8.576947	3.60%	0	2005
	7.737580	8.278998	7.00%	0	2004
	6.246495	7.737580	23.87%	0	2003
	7.869795	6.246495	-20.63%	1,750	2002
	8.962724	7.869795	-12.19%	2,058	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.943652	-0.56%	340	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.700607	5.737368	0.64%	0	2006
	5.191439	5.700607	9.81%	0	2005
	4.433993	5.191439	17.08%	0	2004
	3.611675	4.433993	22.77%	0	2003
	5.117009	3.611675	-29.42%	0	2002
	7.617605	5.117009	-32.83%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - NQ	10.000000	10.483447	4.83%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q	11.145643	11.911970	6.88%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - NQ	10.000000	10.927873	9.28%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q	10.477665	12.152637	15.99%	275	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - NQ	10.000000	10.185884	1.86%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q	9.976101	10.144831	1.69%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.343397	3.43%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.511634	20.052000	8.32%	0	2006
	16.869772	18.511634	9.73%	0	2005
	15.680273	16.869772	7.59%	0	2004
	12.545244	15.680273	24.99%	96	2003
	11.750369	12.545244	6.76%	114	2002
	10.919466	11.750369	7.61%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	7.532625	8.046519	6.82%	0	2006
	6.553996	7.532625	14.93%	0	2005
	5.513965	6.553996	18.86%	0	2004
	3.978923	5.513965	38.58%	0	2003
	5.913077	3.978923	-32.71%	0	2002
	8.559304	5.913077	-30.92%	0	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	25.926914	34.988644	34.95%	185	2006
	22.658172	25.926914	14.43%	179	2005
	16.994294	22.658172	33.33%	210	2004
	12.642559	16.994294	34.42%	95	2003
	13.036226	12.642559	-3.02%	2,250	2002
	12.142985	13.036226	7.36%	736	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	12.266817	16.727451	36.36%	0	2006
	9.506426	12.266817	29.04%	0	2005
	7.725070	9.506426	23.06%	0	2004
	5.125268	7.725070	50.73%	0	2003
	5.400085	5.125268	-5.09%	0	2002
	5.627188	5.400085	-4.04%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.162409	22.046333	36.40%	0	2006
	12.537995	16.162409	28.91%	0	2005
	10.000000	12.537995	25.38%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	22.873047	27.836326	21.70%	0	2006
	15.426354	22.873047	48.27%	0	2005
	12.703348	15.426354	21.44%	0	2004
	8.975646	12.703348	41.53%	0	2003
	9.450138	8.975646	-5.02%	0	2002
	10.796770	9.450138	-12.47%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.373309	22.368253	21.74%	248	2006
	12.396076	18.373309	48.22%	0	2005
	10.000000	12.396076	23.96%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.691453	11.728634	9.70%	0	2006
	10.137453	10.691453	5.46%	0	2005
	8.772352	10.137453	15.56%	84	2004
	6.550079	8.772352	33.93%	251	2003
	9.156865	6.550079	-28.47%	0	2002
	9.729338	9.156865	-5.88%	2,483	2001

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.121454	15.503610	9.79%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.245580	13.655678	3.10%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.620304	13.132093	13.01%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	9.995371	11.376616	13.82%	0	2006
	9.827333	9.995371	1.71%	0	2005
	8.947766	9.827333	9.83%	0	2004
	7.116360	8.947766	25.74%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.241008	11.231099	21.54%	0	2006
	8.393853	9.241008	10.09%	0	2005
	7.514167	8.393853	11.71%	0	2004
	6.208685	7.514167	21.03%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	11.851178	14.403384	21.54%	0	2006
	10.779379	11.851178	9.94%	0	2005
	9.636553	10.779379	11.86%	0	2004
	7.962331	9.636553	21.03%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.000000	10.945504	9.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	10.229986	9.618479	-5.98%	0	2006
	10.300726	10.229986	-0.69%	0	2005
	9.575173	10.300726	7.58%	0	2004
	7.886974	9.575173	21.40%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	12.854772	14.826859	15.34%	0	2006
	12.590186	12.854772	2.10%	0	2005
	11.328947	12.590186	11.13%	0	2004
	9.037739	11.328947	25.35%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	10.000000	9.447064	-5.53%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.285066	10.156560	-1.25%	0	2006
	10.417725	10.285066	-1.27%	0	2005
	10.129239	10.417725	2.85%	0	2004
	10.000000	10.129239	1.29%	0	2003*

Credit Suisse Trust - Global Small Cap Portfolio - Q/NQ	9.752652	10.732111	10.04%	0	2006
	8.638111	9.752652	12.90%	0	2005
	7.531926	8.638111	14.69%	0	2004
	5.247651	7.531926	43.53%	0	2003

Credit Suisse Trust - International Focus Portfolio - Q/NQ	11.033538	12.726180	15.34%	0	2006
	9.664903	11.033538	14.16%	0	2005
	8.665694	9.664903	11.53%	0	2004
	6.698466	8.665694	29.37%	0	2003

Credit Suisse Trust - Large Cap Value Portfolio - Q/NQ	9.836920	11.412636	16.02%	0	2006
	9.357385	9.836920	5.12%	0	2005
	8.646105	9.357385	8.23%	0	2004
	7.106621	8.646105	21.66%	0	2003

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.455279	13.852287	11.22%	0	2006
	11.948645	12.455279	4.24%	0	2005
	10.085497	11.948645	18.47%	0	2004
	7.530557	10.085497	33.93%	0	2003

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.248388	7.694269	6.15%	0	2006
	7.196386	7.248388	0.72%	0	2005
	6.970741	7.196386	3.24%	0	2004
	5.691372	6.970741	22.48%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.232631	10.365796	12.27%	0	2006
	9.072170	9.232631	1.77%	0	2005
	8.435823	9.072170	7.54%	0	2004
	6.760911	8.435823	24.77%	0	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	9.005763	10.196819	13.23%	0	2006
	8.875845	9.005763	1.46%	0	2005
	8.692839	8.875845	2.11%	0	2004
	7.380586	8.692839	17.78%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.201373	2.01%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.045689	11.183290	1.25%	0	2006
	11.217473	11.045689	-1.53%	0	2005
	11.137438	11.217473	0.72%	0	2004
	10.949614	11.137438	1.72%	0	2003

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	10.555716	12.321441	16.73%	0	2006
	10.267675	10.555716	2.81%	0	2005
	9.483867	10.267675	8.26%	0	2004
	7.492527	9.483867	26.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	7.767612	8.058978	3.75%	0	2006
	7.561699	7.767612	2.72%	0	2005
	7.533675	7.561699	0.37%	0	2004
	5.836965	7.533675	29.07%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.770806	12.721185	8.07%	0	2006
	11.810921	11.770806	-0.34%	0	2005
	11.100132	11.810921	6.40%	0	2004
	8.993929	11.100132	23.42%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	10.929475	12.531063	14.65%	0	2006
	9.450375	10.929475	15.65%	0	2005
	8.567007	9.450375	10.31%	0	2004
	6.154443	8.567007	39.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.586552	15.577878	14.66%	0	2006
	11.752519	13.586552	15.61%	0	2005
	10.653140	11.752519	10.32%	0	2004
	7.650567	10.653140	39.25%	0	2003

Fidelity Variable Insurance Products Fund II - VIP ContrafundÒ Portfolio: Service Class - Q/NQ	13.109309	14.220172	8.47%	0	2006
	11.541243	13.109309	13.59%	0	2005
	10.294495	11.541243	12.11%	0	2004
	8.251275	10.294495	24.76%	0	2003

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.087380	10.227336	1.39%	0	2006
	10.165687	10.087380	-0.77%	0	2005
	10.025521	10.165687	1.40%	0	2004
	10.000000	10.025521	0.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.533740	9.758739	2.36%	0	2006
	9.009154	9.533740	5.82%	0	2005
	8.657465	9.009154	4.06%	0	2004
	6.869092	8.657465	26.04%	0	2003

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.000000	9.756903	-2.43%	0	2006*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class - Q/NQ	12.482441	14.099296	12.95%	0	2006
	12.521060	12.482441	-0.31%	0	2005
	11.300946	12.521060	10.80%	0	2004
	7.367940	11.300946	53.38%	0	2003

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	10.000000	9.281768	-7.18%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.000000	10.406328	4.06%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	10.000000	10.426103	4.26%	0	2006*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	10.000000	10.446041	4.46%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.007185	10.07%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	10.000000	10.054554	0.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	10.561925	5.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	10.748209	7.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	10.344284	3.44%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	11.965440	13.590150	13.58%	0	2006
	11.270726	11.965440	6.16%	0	2005
	10.000000	11.270726	12.71%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.882088	10.481825	6.07%	0	2006
	9.031765	9.882088	9.41%	0	2005
	7.876570	9.031765	14.67%	0	2004
	6.739631	7.876570	16.87%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	6.380763	6.688093	4.82%	0	2006
	5.884322	6.380763	8.44%	0	2005
	6.019774	5.884322	-2.25%	0	2004
	4.227960	6.019774	42.38%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	10.649901	11.174415	4.93%	0	2006
	9.841009	10.649901	8.22%	0	2005
	10.040652	9.841009	-1.99%	0	2004
	7.020452	10.040652	43.02%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.859913	16.023529	7.83%	0	2006
	13.782638	14.859913	7.82%	0	2005
	12.071324	13.782638	14.18%	0	2004
	10.000000	12.071324	20.71%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	11.519963	16.459386	42.88%	0	2006
	8.981785	11.519963	28.26%	0	2005
	7.785565	8.981785	15.36%	0	2004
	5.953600	7.785565	30.77%	0	2003

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.837361	21.217880	43.00%	0	2006
	11.561495	14.837361	28.33%	0	2005
	10.019672	11.561495	15.39%	0	2004
	7.661258	10.019672	30.78%	0	2003

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

MFS Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.995070	16.394070	17.14%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.456536	13.767669	2.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	10.025580	11.049324	10.21%	0	2006
	9.515057	10.025580	5.37%	0	2005
	8.452350	9.515057	12.57%	0	2004
	6.599502	8.452350	28.08%	0	2003

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	10.164414	1.64%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	9.043805	10.083033	11.49%	0	2006
	8.179490	9.043805	10.57%	0	2005
	7.235163	8.179490	13.05%	0	2004
	5.811885	7.235163	24.49%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	12.093088	13.194389	9.11%	0	2006
	10.538479	12.093088	14.75%	0	2005
	9.112773	10.538479	15.65%	0	2004
	6.939885	9.112773	31.31%	0	2003

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	10.077130	0.77%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.604312	12.826024	10.53%	0	2006
	11.171523	11.604312	3.87%	0	2005
	10.000000	11.171523	11.72%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.171033	1.71%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.463071	13.399738	7.52%	0	2006
	12.522990	12.463071	-0.48%	0	2005
	11.702110	12.522990	7.01%	0	2004
	9.846069	11.702110	18.85%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	17.918416	23.813945	32.90%	0	2006
	13.897002	17.918416	28.94%	0	2005
	11.840925	13.897002	17.36%	0	2004
	7.370807	11.840925	60.65%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	18.060045	23.989282	32.83%	0	2006
	14.004972	18.060045	28.95%	0	2005
	11.931622	14.004972	17.38%	0	2004
	7.429260	11.931622	60.60%	0	2003

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	12.336759	16.500775	33.75%	0	2006
	11.918937	12.336759	3.51%	0	2005
	9.436117	11.918937	26.31%	0	2004
	7.818060	9.436117	20.70%	0	2003

NVIT Gartmore NVIT International Growth Fund: Class III - Q/NQ	14.224602	18.383846	29.24%	0	2006
	11.241007	14.224602	26.54%	0	2005
	10.113202	11.241007	11.15%	0	2004
	7.687861	10.113202	31.55%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	11.007543	13.469645	22.37%	0	2006
	9.488687	11.007543	16.01%	0	2005
	8.439776	9.488687	12.43%	0	2004
	6.381493	8.439776	32.25%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.514673	21.420366	22.30%	0	2006
	15.097895	17.514673	16.01%	0	2005
	13.428934	15.097895	12.43%	0	2004
	10.000000	13.428934	34.29%	0	2003*

NVIT J.P. Morgan NVIT Balanced Fund: Class I - Q/NQ	9.774638	10.665584	9.11%	0	2006
	9.806071	9.774638	-0.32%	0	2005
	9.298902	9.806071	5.45%	0	2004
	8.078934	9.298902	15.10%	0	2003

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I - Q/NQ	9.384246	9.414637	0.32%	0	2006
	8.931073	9.384246	5.07%	0	2005
	8.101413	8.931073	10.24%	0	2004
	6.207447	8.101413	30.51%	0	2003

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I - Q/NQ	11.854253	13.516037	14.02%	0	2006
	11.831125	11.854253	0.20%	0	2005
	10.376786	11.831125	14.02%	0	2004
	6.805760	10.376786	52.47%	0	2003

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class I - Q/NQ	13.231327	14.410196	8.91%	0	2006
	12.118555	13.231327	9.18%	0	2005
	10.474920	12.118555	15.69%	0	2004
	7.641994	10.474920	37.07%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Financial Services Fund: Class III - Q/NQ	15.199143	17.779501	16.98%	0	2006
	14.064491	15.199143	8.07%	0	2005
	11.945650	14.064491	17.74%	0	2004
	8.687538	11.945650	37.50%	0	2003

NVIT Nationwide NVIT Global Health Sciences Fund: Class III- Q/NQ	12.217841	12.197517	-0.17%	0	2006
	11.592275	12.217841	5.40%	0	2005
	11.058756	11.592275	4.82%	0	2004
	8.318204	11.058756	32.95%	0	2003

NVIT Nationwide NVIT Global Technology and Communications Fund: Class I - Q/NQ	6.498253	7.022285	8.06%	0	2006
	6.719656	6.498253	-3.29%	0	2005
	6.627360	6.719656	1.39%	0	2004
	4.392055	6.627360	50.89%	0	2003

NVIT Nationwide NVIT Global Technology and Communications Fund: Class III - Q/NQ	10.430548	11.262930	7.98%	0	2006
	10.785484	10.430548	-3.29%	0	2005
	10.640870	10.785484	1.36%	0	2004
	7.053835	10.640870	50.85%	0	2003

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	11.121681	11.172362	0.46%	0	2006
	11.079571	11.121681	0.38%	0	2005
	11.038626	11.079571	0.37%	0	2004
	11.133937	11.038626	-0.86%	0	2003

NVIT Nationwide NVIT Growth Fund: Class I - Q/NQ	8.214083	8.477163	3.20%	0	2006
	7.934219	8.214083	3.53%	0	2005
	7.547142	7.934219	5.13%	0	2004
	5.849234	7.547142	29.03%	0	2003

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.487114	10.822672	3.20%	0	2006
	10.443029	10.487114	0.42%	0	2005
	10.266218	10.443029	1.72%	0	2004
	9.788002	10.266218	4.89%	0	2003

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	10.979319	11.571698	5.40%	0	2006
	10.809764	10.979319	1.57%	0	2005
	10.378140	10.809764	4.16%	0	2004
	9.390578	10.378140	10.52%	0	2003

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.325043	12.258669	8.24%	0	2006
	11.059287	11.325043	2.40%	0	2005
	10.387269	11.059287	6.47%	0	2004
	8.901427	10.387269	16.69%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.811103	13.150794	11.34%	0	2006
	11.347783	11.811103	4.08%	0	2005
	10.415083	11.347783	8.96%	0	2004
	8.460596	10.415083	23.10%	0	2003

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.094067	13.739493	13.61%	0	2006
	11.527106	12.094067	4.92%	0	2005
	10.400290	11.527106	10.83%	0	2004
	8.113853	10.400290	28.18%	0	2003

NVIT Nationwide NVIT Mid Cap Growth Fund: Class I - Q/NQ	7.746072	8.275772	6.84%	0	2006
	7.261126	7.746072	6.68%	0	2005
	6.476852	7.261126	12.11%	0	2004
	4.754819	6.476852	36.22%	0	2003

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.407511	9.559098	1.61%	0	2006
	9.426258	9.407511	-0.20%	0	2005
	9.619743	9.426258	-2.01%	0	2004
	9.835321	9.619743	-2.19%	0	2003

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	13.011117	12.611299	-3.07%	0	2006
	11.951732	13.011117	8.86%	0	2005
	10.934993	11.951732	9.30%	0	2004
	7.381729	10.934993	48.14%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT International Value Fund: Class III - Q/NQ	17.381100	20.739088	19.32%	0	2006
	15.956891	17.381100	8.93%	0	2005
	13.650576	15.956891	16.90%	0	2004
	10.000000	13.650576	36.51%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	12.825652	13.700429	6.82%	0	2006
	11.769884	12.825652	8.97%	0	2005
	10.462838	11.769884	12.49%	0	2004
	7.993851	10.462838	30.89%	0	2003

NVIT NVIT Nationwide® Fund: Class I - Q/NQ	10.201905	11.268563	10.46%	0	2006
	9.767983	10.201905	4.44%	0	2005
	9.156429	9.767983	6.68%	0	2004
	7.387404	9.156429	23.95%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide® Leaders Fund: Class III - Q/NQ	13.596197	15.347560	12.88%	0	2006
	12.680496	13.596197	7.22%	0	2005
	10.983801	12.680496	15.45%	0	2004
	8.997098	10.983801	22.08%	0	2003

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.664193	10.888605	12.67%	0	2006
	9.536734	9.664193	1.34%	0	2005
	8.350133	9.536734	14.21%	0	2004
	6.535958	8.350133	27.76%	0	2003

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.829718	12.055767	1.91%	0	2006
	11.909897	11.829718	-0.67%	0	2005
	11.501450	11.909897	3.55%	0	2004
	10.553935	11.501450	8.98%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	8.269931	8.677941	4.93%	0	2006
	8.094719	8.269931	2.16%	0	2005
	7.787678	8.094719	3.94%	0	2004
	6.118473	7.787678	27.28%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.488041	14.287084	14.41%	0	2006
	11.238612	12.488041	11.12%	0	2005
	9.702830	11.238612	15.83%	0	2004
	6.979355	9.702830	39.02%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.136480	20.748629	14.40%	0	2006
	16.317670	18.136480	11.15%	0	2005
	14.084003	16.317670	15.86%	0	2004
	10.000000	14.084003	40.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.000000	10.410109	4.10%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.675327	10.818360	11.81%	0	2006
	9.391908	9.675327	3.02%	0	2005
	8.827365	9.391908	6.40%	0	2004
	7.166545	8.827365	23.17%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	10.000000	9.906509	-0.93%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	9.526496	9.534100	0.08%	0	2006
	8.724542	9.526496	9.19%	0	2005
	7.493747	8.724542	16.42%	0	2004
	6.138481	7.493747	22.08%	0	2003

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	10.444295	4.44%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.887073	8.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	10.147379	1.47%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.000000	10.304780	3.05%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	16.639741	17.923217	7.71%	0	2006
	15.249442	16.639741	9.12%	0	2005
	14.254376	15.249442	6.98%	0	2004
	11.468918	14.254376	24.29%	0	2003

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.092751	10.720777	6.22%	0	2006
	8.831028	10.092751	14.29%	0	2005
	7.471677	8.831028	18.19%	0	2004
	5.422078	7.471677	37.80%	0	2003

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	20.669553	27.737461	34.19%	0	2006
	18.165507	20.669553	13.78%	0	2005
	13.701696	18.165507	32.58%	0	2004
	10.250694	13.701696	33.67%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	21.141424	28.667512	35.60%	0	2006
	16.476343	21.141424	28.31%	0	2005
	13.464658	16.476343	22.37%	0	2004
	8.983679	13.464658	49.88%	0	2003

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	16.011992	21.718677	35.64%	0	2006
	12.491325	16.011992	28.18%	0	2005
	10.000000	12.491325	24.91%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	20.428335	24.721668	21.02%	0	2006
	13.855153	20.428335	47.44%	0	2005
	11.474015	13.855153	20.75%	0	2004
	8.152874	11.474015	40.74%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	18.202394	22.035864	21.06%	0	2006
	12.349923	18.202394	47.39%	0	2005
	10.000000	12.349923	23.50%	0	2004*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	10.504861	11.459280	9.09%	0	2006
	10.016713	10.504861	4.87%	0	2005
	8.716891	10.016713	14.91%	0	2004
	6.545443	8.716891	33.17%	0	2003

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I (AIMBBal) 63,745 shares (cost $589,472)	$759,841

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2) 760,428 shares (cost $7,465,550)	10,068,073

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp) 7,220 shares (cost $146,305)	189,314

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2) 69,823 shares (cost $1,505,135)	1,809,104

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2) 160,160 shares (cost $2,796,875)	2,913,317

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq) 22,258 shares (cost $532,071)	605,850

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2) 69,112 shares (cost $1,725,116)	1,867,412

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth) 2,157 shares (cost $44,201)	46,399

AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal) 3,887 shares (cost $102,448)	111,699

AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I (AIMLrgCpGr) 33,146 shares (cost $407,587)	454,436

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B (AlGrIncB) 152,454 shares (cost $3,206,200)	4,105,574

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B (AlLrgCpGrB) 129,944 shares (cost $2,805,849)	3,426,621

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B (AlSmMdCpB) 336,073 shares (cost $4,334,125)	6,049,318

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I (ACVPIncGr) 23,722,119 shares (cost $143,665,980)	204,721,883

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II (ACVPIncGr2) 470,612 shares (cost $2,823,303)	4,056,678

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 5,194,229 shares (cost $54,159,338)	52,357,829

American Century Variable Portfolios, Inc. – International Fund – Class I (ACVPInt) 10,003,753 shares (cost $64,320,736)	101,237,972

American Century Variable Portfolios, Inc. – International Fund – Class III (ACVPInt3) 7,342,960 shares (cost $44,747,706)	74,310,756

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1) 606,471 shares (cost $7,870,599)	8,181,299

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2) 8,571 shares (cost $105,870)	115,626

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I (ACVPUltra) 1,216,492 shares (cost $12,283,189)	12,213,576

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II (ACVPUltra2) 189,244 shares (cost $1,628,391)	1,888,655

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 58,813,923 shares (cost $416,417,490)	514,033,688
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century Variable Portfolios, Inc. – Value Fund – Class II (ACVPVal2) 999,671 shares (cost $7,186,610)	$8,727,131

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I (ACVPVista1) 29,576 shares (cost $435,368)	465,518

American Century Variable Portfolios, Inc. – VistaSM Fund – Class II (ACVPVista2) 1,051 shares (cost $15,822)	16,518

BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr) 186,490 shares (cost $1,611,941)	2,170,745

BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV) 269,915 shares (cost $2,925,734)	4,521,080

BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr) 153,121 shares (cost $1,277,146)	1,627,675

BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr) 207,253 shares (cost $2,171,170)	3,141,957

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp) 214,302 shares (cost $2,028,538)	3,141,663

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 571,680 shares (cost $4,962,653)	7,854,876

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV) 799,574 shares (cost $9,850,290)	13,592,755

Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares (DryELeadS) 65,090 shares (cost $1,339,975)	1,376,643

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS) 3,114,727 shares (cost $51,803,504)	57,902,769

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The (DrySRGro) 3,339,862 shares (cost $77,715,046)	95,019,082

Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares, The (DrySRGroS) 7,849 shares (cost $188,960)	221,501

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 23,701,350 shares (cost $665,433,903)	856,803,807

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 3,010,115 shares (cost $99,600,566)	128,080,368

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS) 92,030 shares (cost $2,939,839)	3,894,703

Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd) 11,847 shares (cost $382,768)	497,912

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal) 25,799 shares (cost $300,327)	503,080

Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS) 29,258 shares (cost $509,896)	626,993

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS) 165,050 shares (cost $785,706)	1,115,739

Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS) 657,507 shares (cost $5,014,491)	5,135,129

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp) 110,848 shares (cost $1,140,124)	1,166,119

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 23,741,032 shares (cost $271,977,503)	268,036,258

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS) 824,824 shares (cost $9,499,306)	9,271,017

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 30,861,860 shares (cost $670,967,505)	805,803,156

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 675,580 shares (cost $14,012,732)	17,477,254
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 12,024,570 shares (cost $350,913,678)	$429,517,641

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2) 162,787 shares (cost $4,320,304)	5,765,900

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS) 32,689,965 shares (cost $208,679,492)	206,600,577

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 2,540,745 shares (cost $35,830,613)	60,622,172

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 444,994 shares (cost $6,159,456)	10,506,313

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 4,469,880 shares (cost $71,550,062)	106,517,238

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 27,681,741 shares (cost $636,272,073)	868,653,028

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 606,535 shares (cost $13,670,143)	18,869,319

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 4,930,113 shares (cost $61,523,926)	62,513,837

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS) 3,343,338 shares (cost $50,587,920)	60,648,149

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 684,751 shares (cost $22,348,603)	23,685,534

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 422,891 shares (cost $10,471,360)	14,484,023

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 2,734,041 shares (cost $35,379,612)	36,690,832

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 207,026 shares (cost $2,606,998)	2,790,707

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2) 607,061 shares (cost $12,722,758)	11,522,019

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S) 229,929 shares (cost $2,597,616)	2,662,583

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 3,178 shares (cost $34,697)	36,736

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S) 180,319 shares (cost $2,088,486)	2,180,060

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 2,842 shares (cost $32,486)	34,333

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S) 76,218 shares (cost $921,060)	948,146

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 12,765 shares (cost $151,219)	158,540

Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2 (FrVIPIncSec2) 2,139,483 shares (cost $35,124,919)	37,141,422
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 67,056 shares (cost $1,175,683)	$1,377,995

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 740,136 shares (cost $12,922,927)	13,907,161

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 445,078 shares (cost $5,432,627)	6,133,170

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 5,577 shares (cost $71,237)	104,410

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 336,822 shares (cost $5,758,521)	6,291,841

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3) 767,545 shares (cost $11,359,281)	11,889,279

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2) 1,182,067 shares (cost $21,092,005)	21,962,811

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2) 1,140,191 shares (cost $13,060,024)	13,363,041

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2) 783,327 shares (cost $16,854,448)	18,290,684

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2) 336,782 shares (cost $20,629,312)	21,830,221

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2) 271 shares (cost $3,711)	5,005

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3) 4,486,575 shares (cost $71,625,531)	83,136,243

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6) 119,997 shares (cost $1,974,034)	2,218,740

Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts) 279,128 shares (cost $2,634,437)	4,890,324

Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3) 6,520,819 shares (cost $88,401,997)	114,179,536

Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6) 79,495 shares (cost $1,135,753)	1,391,158

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc) 11,991,472 shares (cost $96,269,922)	95,691,949

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3) 7,258,929 shares (cost $56,830,572)	57,853,667

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8) 119,771 shares (cost $1,185,012)	1,293,524

Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin) 2,444 shares (cost $29,554)	32,380

Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3) 977,679 shares (cost $13,105,665)	12,964,019

Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth) 9,213 shares (cost $96,840)	97,838

Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3) 2,423,605 shares (cost $25,683,044)	25,787,155

Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech) 465,754 shares (cost $1,757,782)	1,993,429
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3) 2,865,536 shares (cost $10,980,224)	$12,350,462

Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl) 5,829 shares (cost $58,593)	74,782

Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3) 2,953,302 shares (cost $33,832,635)	38,008,998

Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd) 42,874,647 shares (cost $516,546,013)	486,627,246

Gartmore GVIT – Government Bond Fund – Class II (GVITGvtBd2) 1,278,657 shares (cost $15,424,201)	14,461,607

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 5,141,067 shares (cost $42,024,292)	62,463,959

Gartmore GVIT – International Growth Fund – Class I (GVITIntGro) 124,358 shares (cost $812,393)	1,501,002

Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3) 3,872,391 shares (cost $37,156,087)	46,778,481

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2) 6,805,146 shares (cost $77,298,761)	91,937,524

Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2) 9,941,348 shares (cost $102,622,963)	104,085,910

Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2) 40,097,103 shares (cost $407,684,495)	492,392,421

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2) 21,903,646 shares (cost $233,380,670)	286,937,769

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2) 15,490,350 shares (cost $162,830,494)	175,815,477

Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal) 11,559,070 shares (cost $106,744,084)	127,149,767

Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr) 2,726,054 shares (cost $60,981,110)	81,345,449

Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap) 15,659,746 shares (cost $216,874,207)	291,114,676

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 546,076,324 shares (cost $546,076,324)	546,076,324

Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund) 25,613,076 shares (cost $273,232,760)	341,166,184

Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2) 171,861 shares (cost $1,547,404)	2,282,312

Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead) 291 shares (cost $3,586)	4,000

Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3) 1,567,845 shares (cost $21,599,352)	21,589,223

Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr) 4,930,454 shares (cost $71,696,064)	80,908,740

Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2) 84,758 shares (cost $1,067,119)	1,373,927

Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal) 28,960,571 shares (cost $315,833,942)	360,559,117

Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2) 284,872 shares (cost $3,126,550)	3,515,322

Gartmore GVIT – Small Company Fund – Class I (GVITSmComp) 13,020,254 shares (cost $258,683,837)	325,376,167

Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2) 215,408 shares (cost $4,175,823)	5,311,964
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro) 40,887 shares (cost $441,428)	$430,944

Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3) 2,110,298 shares (cost $23,083,562)	22,390,267

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal) 7,320,697 shares (cost $79,172,149)	91,801,551

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec) 15,603,720 shares (cost $149,234,023)	153,072,501

Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead) 1,316,997 shares (cost $9,242,820)	20,940,254

Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3) 1,025,807 shares (cost $12,436,584)	16,300,072

Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal) 1,767 shares (cost $42,970)	50,934

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 6,963,096 shares (cost $133,572,783)	208,266,216

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2) 4,509,628 shares (cost $15,311,126)	19,616,880

Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech) 9,436,260 shares (cost $35,698,570)	40,292,833

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 272,145 shares (cost $3,543,188)	3,456,243

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 3,021,212 shares (cost $94,279,962)	153,477,579

Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro) 3,252,497 shares (cost $75,003,783)	164,608,887

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 1,360,119 shares (cost $36,574,715)	42,925,367

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS) 26,391 shares (cost $235,630)	275,262

MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS) 462,707 shares (cost $2,439,752)	3,299,099

MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS) 94,030 shares (cost $1,226,118)	1,612,621

MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 2,217,329 shares (cost $28,788,961)	31,973,881

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 111,713 shares (cost $1,398,063)	1,623,190

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard) 4,861,995 shares (cost $59,234,448)	95,829,916

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 405,846 shares (cost $5,182,522)	5,799,536

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I (NBAMTLMat) 4,141,354 shares (cost $53,024,965)	52,843,675

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 7,214,421 shares (cost $106,537,173)	167,807,436

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart) 7,513,677 shares (cost $136,256,708)	158,989,409

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS) 285,745 shares (cost $4,783,906)	4,957,669

Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes) 685,772 shares (cost $10,602,894)	11,459,252

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 6,372,924 shares (cost $166,486,199)	235,734,451
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 8,679,493 shares (cost $263,303,356)	$359,591,378

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 156,798 shares (cost $4,660,480)	6,442,849

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares (OppGlSec) 4,925,676 shares (cost $92,263,973)	181,215,649

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 184,738 shares (cost $3,360,564)	6,741,088

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 281,529 shares (cost $2,296,478)	2,407,074

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 16,858 shares (cost $141,352)	143,297

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 13,365,306 shares (cost $242,789,178)	331,192,272

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS) 363,904 shares (cost $6,042,065)	8,944,756

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 370,188 shares (cost $6,569,279)	7,089,107

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class (OppMStSCapS) 11,145 shares (cost $178,720)	211,529

Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares (OppMidCap) 3,372,822 shares (cost $123,740,752)	171,508,016

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class (OppStratBdS) 1,045,684 shares (cost $5,152,128)	5,583,951

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares (PVITRealRet) 63,281 shares (cost $777,067)	754,940

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 21,872 shares (cost $221,113)	221,349

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 1,299 shares (cost $31,975)	38,141

Royce Capital Fund – Micro Cap (RCFMicroCap) 8,956 shares (cost $123,452)	128,963

SBL Fund – Series D (Global Series) (SBLGlob) 10,797 shares (cost $104,610)	119,091

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr) 1,853 shares (cost $55,395)	57,933

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc) 3,483 shares (cost $62,426)	64,618

SBL Fund – Series O (Equity Income Series) (SBLEqInc) 6,991 shares (cost $144,809)	158,910

SBL Fund – Series P (High Yield Series) (SBLHighYld) 32,422 shares (cost $579,951)	609,208
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal) 7,261 shares (cost $176,907)	$189,804

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal) 11,025 shares (cost $482,524)	515,634

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr) 44 shares (cost $799)	840

SBL Fund – Series Y (Select 25 Series) (SBLSel25) 1,127 shares (cost $11,089)	12,215

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 1,487,162 shares (cost $14,201,027)	15,481,361

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 670,548 shares (cost $15,696,708)	16,629,590

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2) 631,691 shares (cost $3,074,219)	3,095,287

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 1,479,668 shares (cost $28,381,565)	36,932,516

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,758,989 shares (cost $23,305,354)	43,939,557

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,400,201 shares (cost $40,189,124)	45,800,575

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 890,576 shares (cost $14,862,868)	29,130,746

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I (VKCorPlus) 352,327 shares (cost $3,958,698)	4,016,528

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 69,390 shares (cost $782,641)	785,492

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 3,241,997 shares (cost $28,006,670)	28,918,608

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG) 2,288,420 shares (cost $25,674,681)	28,559,485

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 13,539,850 shares (cost $242,931,347)	397,530,009

Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2) 1,350,744 shares (cost $14,105,061)	19,855,931

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2) 89,866 shares (cost $1,899,391)	2,564,772

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk) 1,214,550 shares (cost $11,756,481)	15,898,456

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 27,050,548 shares (cost $201,431,988)	243,076,220

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 11,169,757 shares (cost $76,331,655)	97,238,320

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 17,230,922 shares (cost $95,737,341)	90,872,437

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 20,775,222 shares (cost $200,884,877)	260,710,340

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 4,553,730 shares (cost $27,062,513)	31,718,547

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 448,617 shares (cost $2,077,315)	2,079,383
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 5,789,287 shares (cost $38,244,264)	$43,834,748

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 27,643,963 shares (cost $213,640,284)	270,407,720

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 24,948,170 shares (cost $82,507,629)	83,291,961

W&R Target Funds, Inc. – International Growth Portfolio (WRIntlGr) 8,273,403 shares (cost $47,242,137)	75,584,155

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 1,596,348 shares (cost $32,044,768)	36,365,916

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond) 6,773,141 shares (cost $38,248,545)	37,137,812

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 332,785 shares (cost $5,685,557)	6,682,622

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 1,765,801 shares (cost $10,864,965)	11,584,185

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 31,203,620 shares (cost $31,203,620)	31,203,620

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,742,539 shares (cost $8,913,578)	8,678,888

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 3,208,609 shares (cost $22,551,096)	28,163,888

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 6,862,002 shares (cost $79,493,250)	121,578,899

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCapGr) 13,268,208 shares (cost $103,106,681)	132,353,028

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 863,201 shares (cost $13,785,344)	13,543,018

W&R Target Funds, Inc. – Value Portfolio (WRValue) 19,347,114 shares (cost $102,313,160)	130,455,654

Wells Fargo Advantage Variable Trust FundsSM– Wells Fargo Advantage VT Opportunity FundSM (WFOpp) 7,509,935 shares (cost $128,425,905)	180,388,624

Total investments	15,204,027,302

Accounts receivable	1,489,706

Total assets	15,205,517,008

Accounts payable	–

Contract owners’ equity (note 4)	$15,205,517,008

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMBBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
Reinvested dividends	$260,982,514	14,388	11,911	1,180	108	–	–	3,230
Mortality and expense risk charges (note 2)	(187,237,142)	(9,730)	(157,145)	(2,758)	(2,313)	(28,290)	(17,016)	(5,988)

Net investment income (loss)	73,745,372	4,658	(145,234)	(1,578)	(2,205)	(28,290)	(17,016)	(2,758)

Proceeds from mutual fund shares sold	3,781,420,807	79,580	1,054,719	462,368	21,218	548,826	553,219	44,417
Cost of mutual fund shares sold	(3,255,208,789)	(72,794)	(661,587)	(393,667)	(14,372)	(356,628)	(490,544)	(30,995)

Realized gain (loss) on investments	526,212,018	6,786	393,132	68,701	6,846	192,198	62,675	13,422
Change in unrealized gain (loss) on investments	642,457,172	53,631	307,272	(85,904)	3,864	(96,748)	70,252	43,720

Net gain (loss) on investments	1,168,669,190	60,417	700,404	(17,203)	10,710	95,450	132,927	57,142

Reinvested capital gains	478,254,937	–	413,918	–	–	–	48,671	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,720,669,499	65,075	969,088	(18,781)	8,505	67,160	164,582	54,384

Investment activity:	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
Reinvested dividends	$9,591	–	1,052	753	4,546	12,599	48,720	–
Mortality and expense risk charges (note 2)	(21,802)	(177)	(316)	(3,156)	(1,912)	(10,627)	(74,522)	(64,190)

Net investment income (loss)	(12,211)	(177)	736	(2,403)	2,634	1,972	(25,802)	(64,190)

Proceeds from mutual fund shares sold	71,763	309	14,414	50,449	456,909	1,833,515	976,528	1,245,559
Cost of mutual fund shares sold	(70,247)	(292)	(13,368)	(48,574)	(345,522)	(1,406,110)	(665,913)	(792,712)

Realized gain (loss) on investments	1,516	17	1,046	1,875	111,387	427,405	310,615	452,847
Change in unrealized gain (loss) on investments	142,296	2,197	9,252	46,849	(92,131)	(346,393)	48,824	(484,779)

Net gain (loss) on investments	143,812	2,214	10,298	48,724	19,256	81,012	359,439	(31,932)

Reinvested capital gains	–	–	3,632	–	–	–	218,749	–

Net increase (decrease) in contract owners’ equity resulting from operations	$131,601	2,037	14,666	46,321	21,890	82,984	552,386	(96,122)

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV1	ACVPMdCpV2
Reinvested dividends	$13,834	4,009,001	65,074	1,988,449	1,709,181	1,192,678	47,830	531
Mortality and expense risk charges (note 2)	(109,697)	(2,482,814)	(75,178)	(739,968)	(1,157,602)	(865,974)	(28,399)	(1,173)

Net investment income (loss)	(95,863)	1,526,187	(10,104)	1,248,481	551,579	326,704	19,431	(642)

Proceeds from mutual fund shares sold	811,021	52,687,054	1,466,081	24,372,435	25,564,749	14,385,535	2,554,212	38,568
Cost of mutual fund shares sold	(475,754)	(42,646,990)	(962,826)	(24,850,693)	(18,500,503)	(8,652,903)	(2,446,540)	(37,292)

Realized gain (loss) on investments	335,267	10,040,064	503,255	(478,258)	7,064,246	5,732,632	107,672	1,276
Change in unrealized gain (loss) on investments	28,442	18,406,291	55,061	(626,441)	13,873,990	9,004,295	310,701	10,490

Net gain (loss) on investments	363,709	28,446,355	558,316	(1,104,699)	20,938,236	14,736,927	418,373	11,766

Reinvested capital gains	408,442	–	–	–	–	–	199,903	3,512

Net increase (decrease) in contract owners’ equity resulting from operations	$676,288	29,972,542	548,212	143,782	21,489,815	15,063,631	637,707	14,636

Investment activity:	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV
Reinvested dividends	$–	–	7,032,159	104,253	–	–	21,942	56,122
Mortality and expense risk charges (note 2)	(186,183)	(38,118)	(6,115,061)	(150,684)	(2,559)	(311)	(28,169)	(52,364)

Net investment income (loss)	(186,183)	(38,118)	917,098	(46,431)	(2,559)	(311)	(6,227)	3,758

Proceeds from mutual fund shares sold	11,538,351	1,125,414	97,234,437	2,340,653	327,648	1,646	151,769	315,497
Cost of mutual fund shares sold	(10,618,956)	(805,978)	(87,639,721)	(1,754,427)	(333,856)	(1,586)	(103,298)	(214,848)

Realized gain (loss) on investments	919,395	319,436	9,594,716	586,226	(6,208)	60	48,471	100,649
Change in unrealized gain (loss) on investments	(1,537,533)	(399,437)	23,597,928	(23,610)	30,150	956	166,576	654,268

Net gain (loss) on investments	(618,138)	(80,001)	33,192,644	562,616	23,942	1,016	215,047	754,917

Reinvested capital gains	–	–	44,359,944	739,532	–	52	64,751	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(804,321)	(118,119)	78,469,686	1,255,717	21,383	757	273,571	758,675

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	BBTLgCapGr	BBTMdCapGr	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryELeadS	DrySmCapIxS	DrySRGro
Reinvested dividends	$7,865	13,581	–	79,769	122,421	–	278,436	112,977
Mortality and expense risk charges (note 2)	(22,854)	(43,292)	(33,792)	(81,389)	(142,691)	(27,090)	(789,697)	(1,153,145)

Net investment income (loss)	(14,989)	(29,711)	(33,792)	(1,620)	(20,270)	(27,090)	(511,261)	(1,040,168)

Proceeds from mutual fund shares sold	166,060	234,465	1,096,900	2,072,176	4,303,180	384,743	36,529,917	24,329,681
Cost of mutual fund shares sold	(128,176)	(135,647)	(745,802)	(1,419,768)	(3,581,277)	(266,646)	(29,769,339)	(32,083,763)

Realized gain (loss) on investments	37,884	98,818	351,098	652,408	721,903	118,097	6,760,578	(7,754,082)
Change in unrealized gain (loss) on investments	13,427	(188,993)	57,458	661,797	1,563,021	(230,119)	(856,674)	16,203,587

Net gain (loss) on investments	51,311	(90,175)	408,556	1,314,205	2,284,924	(112,022)	5,903,904	8,449,505

Reinvested capital gains	4,358	182,048	–	–	–	221,791	1,579,129	–

Net increase (decrease) in contract owners’ equity resulting from operations	$40,680	62,162	374,764	1,312,585	2,264,654	82,679	6,971,772	7,409,337

Investment activity:	DrySRGroS	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal	FedAmLeadS	FedCapApS
Reinvested dividends	$–	14,275,842	2,155,085	50,035	1,918	6,713	8,417	5,787
Mortality and expense risk charges (note 2)	(4,699)	(10,197,954)	(1,544,491)	(68,031)	(7,576)	(6,437)	(12,075)	(19,618)

Net investment income (loss)	(4,699)	4,077,888	610,594	(17,996)	(5,658)	276	(3,658)	(13,831)

Proceeds from mutual fund shares sold	121,298	203,348,680	46,350,593	736,591	10,556	53,643	144,823	122,687
Cost of mutual fund shares sold	(97,367)	(227,855,510)	(39,112,004)	(567,484)	(7,410)	(26,510)	(107,287)	(89,928)

Realized gain (loss) on investments	23,931	(24,506,830)	7,238,589	169,107	3,146	27,133	37,536	32,759
Change in unrealized gain (loss) on investments	(4,386)	135,270,460	10,757,414	339,376	(27,915)	28,967	(35,706)	116,905

Net gain (loss) on investments	19,545	110,763,630	17,996,003	508,483	(24,769)	56,100	1,830	149,664

Reinvested capital gains	–	–	–	–	39,666	37,928	82,521	–

Net increase (decrease) in contract owners’ equity resulting from operations	$14,846	114,841,518	18,606,597	490,487	9,239	94,304	80,693	135,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
Reinvested dividends	$424,693	–	12,477,568	368,496	24,912,181	479,921	1,403,078	9,617
Mortality and expense risk charges (note 2)	(96,868)	(6,460)	(3,611,565)	(170,818)	(9,508,865)	(294,067)	(5,570,233)	(105,216)

Net investment income (loss)	327,825	(6,460)	8,866,003	197,678	15,403,316	185,854	(4,167,155)	(95,599)

Proceeds from mutual fund shares sold	1,157,718	406,143	67,560,599	1,850,670	156,099,416	2,196,356	115,314,897	815,526
Cost of mutual fund shares sold	(1,137,217)	(400,801)	(66,571,477)	(1,989,321)	(143,999,562)	(1,565,896)	(129,544,836)	(567,672)

Realized gain (loss) on investments	20,501	5,342	989,122	(138,651)	12,099,854	630,460	(14,229,939)	247,854
Change in unrealized gain (loss) on investments	65,808	25,995	(2,230,701)	128,189	13,001,591	(112,135)	42,655,600	119,400

Net gain (loss) on investments	86,309	31,337	(1,241,579)	(10,462)	25,101,445	518,325	28,425,661	367,254

Reinvested capital gains	–	–	–	–	95,223,574	1,982,765	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$414,134	24,877	7,624,424	187,216	135,728,335	2,686,944	24,258,506	271,655

Investment activity:	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS
Reinvested dividends	$15,431,785	520,763	73,458	892,056	9,743,040	182,798	2,010,151	442,914
Mortality and expense risk charges (note 2)	(2,511,888)	(708,549)	(182,035)	(1,282,835)	(10,539,396)	(334,029)	(709,125)	(730,051)

Net investment income (loss)	12,919,897	(187,786)	(108,577)	(390,779)	(796,356)	(151,231)	1,301,026	(287,137)

Proceeds from mutual fund shares sold	126,274,655	15,372,817	1,454,762	24,289,580	137,431,095	2,721,137	18,897,795	22,056,454
Cost of mutual fund shares sold	(130,717,576)	(9,913,490)	(735,071)	(11,805,597)	(107,820,684)	(1,547,838)	(19,882,117)	(26,269,276)

Realized gain (loss) on investments	(4,442,921)	5,459,327	719,691	12,483,983	29,610,411	1,173,299	(984,322)	(4,212,822)
Change in unrealized gain (loss) on investments	11,317,675	3,833,602	767,562	3,232,981	(13,800,683)	(909,351)	1,379,282	6,640,028

Net gain (loss) on investments	6,874,754	9,292,929	1,487,253	15,716,964	15,809,728	263,948	394,960	2,427,206

Reinvested capital gains	–	405,385	61,215	670,331	70,334,936	1,524,461	122,570	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,794,651	9,510,528	1,439,891	15,996,516	85,348,308	1,637,178	1,818,556	2,140,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
Reinvested dividends	$–	24,580	241,512	9,558	69,413	43,690	564	31,055
Mortality and expense risk charges (note 2)	(99,408)	(253,993)	(495,314)	(49,340)	(60,365)	(12,183)	(291)	(9,251)

Net investment income (loss)	(99,408)	(229,413)	(253,802)	(39,782)	9,048	31,507	273	21,804

Proceeds from mutual fund shares sold	2,824,343	1,811,276	23,111,890	421,621	2,856,831	15,543	4,344	178,966
Cost of mutual fund shares sold	(2,860,184)	(953,474)	(23,917,772)	(349,582)	(3,181,194)	(15,371)	(4,099)	(172,063)

Realized gain (loss) on investments	(35,841)	857,802	(805,882)	72,039	(324,363)	172	245	6,903
Change in unrealized gain (loss) on investments	1,336,931	(896,562)	(1,637,486)	(136,469)	(1,201,637)	64,967	1,894	91,575

Net gain (loss) on investments	1,301,090	(38,760)	(2,443,368)	(64,430)	(1,526,000)	65,139	2,139	98,478

Reinvested capital gains	–	1,638,948	8,072,471	457,279	1,452,792	11,260	156	19,191

Net increase (decrease) in contract owners’ equity resulting from operations	$1,201,682	1,370,775	5,375,301	353,067	(64,160)	107,906	2,568	139,473

Investment activity:	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2
Reinvested dividends	$459	13,302	2,070	1,221	–	59,164	14,498	7,885
Mortality and expense risk charges (note 2)	(438)	(2,964)	(2,123)	(2,634)	(1,050)	(123,313)	(19,746)	(68,603)

Net investment income (loss)	21	10,338	(53)	(1,413)	(1,050)	(64,149)	(5,248)	(60,718)

Proceeds from mutual fund shares sold	2,118	6,651	10,020	1,924,308	1,378,933	1,285,116	161,520	5,110,733
Cost of mutual fund shares sold	(2,046)	(6,547)	(9,712)	(1,923,008)	(1,341,649)	(1,281,808)	(139,816)	(4,723,941)

Realized gain (loss) on investments	72	104	308	1,300	37,284	3,308	21,704	386,792
Change in unrealized gain (loss) on investments	1,892	27,087	7,368	(128,389)	(237,567)	2,016,503	154,512	949,241

Net gain (loss) on investments	1,964	27,191	7,676	(127,089)	(200,283)	2,019,811	176,216	1,336,033

Reinvested capital gains	306	9,449	1,621	141,045	313,092	7,914	6,863	44,120

Net increase (decrease) in contract owners’ equity resulting from operations	$2,291	46,978	9,244	12,543	111,759	1,963,576	177,831	1,319,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2
Reinvested dividends	$10,868	1,273	12,924	58,340	367,489	66,075	11,667	127,258
Mortality and expense risk charges (note 2)	(22,784)	(1,259)	(25,498)	(52,400)	(86,026)	(45,843)	(61,672)	(83,123)

Net investment income (loss)	(11,916)	14	(12,574)	5,940	281,463	20,232	(50,005)	44,135

Proceeds from mutual fund shares sold	814,542	20,317	143,839	714,044	215,337	1,072,021	558,244	1,158,673
Cost of mutual fund shares sold	(869,332)	(15,492)	(120,861)	(731,777)	(213,768)	(1,070,166)	(545,570)	(1,201,352)

Realized gain (loss) on investments	(54,790)	4,825	22,978	(17,733)	1,569	1,855	12,674	(42,679)
Change in unrealized gain (loss) on investments	691,114	13,451	516,067	529,690	870,806	303,017	1,436,237	1,200,909

Net gain (loss) on investments	636,324	18,276	539,045	511,957	872,375	304,872	1,448,911	1,158,230

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$624,408	18,290	526,471	517,897	1,153,838	325,104	1,398,906	1,202,365

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
Reinvested dividends	$87	1,419,413	35,631	32,580	754,720	6,502	7,525,294	3,475,365
Mortality and expense risk charges (note 2)	(59)	(845,450)	(30,310)	(54,480)	(1,287,418)	(18,988)	(1,259,592)	(599,333)

Net investment income (loss)	28	573,963	5,321	(21,900)	(532,698)	(12,486)	6,265,702	2,876,032

Proceeds from mutual fund shares sold	420	13,749,228	428,652	1,195,534	48,725,730	290,290	37,417,424	17,271,423
Cost of mutual fund shares sold	(331)	(10,749,102)	(345,483)	(683,062)	(36,120,412)	(226,429)	(38,302,245)	(17,416,325)

Realized gain (loss) on investments	89	3,000,126	83,169	512,472	12,605,318	63,861	(884,821)	(144,902)
Change in unrealized gain (loss) on investments	472	5,471,388	132,008	834,749	15,693,153	203,944	3,854,809	1,689,520

Net gain (loss) on investments	561	8,471,514	215,177	1,347,221	28,298,471	267,805	2,969,988	1,544,618

Reinvested capital gains	307	4,327,033	117,651	52,364	1,161,183	12,226	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$896	13,372,510	338,149	1,377,685	28,926,956	267,545	9,235,690	4,420,650

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIntIdx8	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
Reinvested dividends	$10,805	666	255,972	–	–	–	–	1,707
Mortality and expense risk charges (note 2)	(5,695)	(445)	(173,267)	(1,261)	(368,337)	(26,473)	(124,220)	(860)

Net investment income (loss)	5,110	221	82,705	(1,261)	(368,337)	(26,473)	(124,220)	847

Proceeds from mutual fund shares sold	199,508	11,988	10,685,071	9,687	11,828,484	752,976	6,192,002	8,508
Cost of mutual fund shares sold	(189,290)	(10,285)	(9,708,213)	(9,633)	(12,024,200)	(770,041)	(6,183,441)	(6,426)

Realized gain (loss) on investments	10,218	1,703	976,858	54	(195,716)	(17,065)	8,561	2,082
Change in unrealized gain (loss) on investments	108,512	446	(209,404)	2,566	860,717	237,683	1,194,051	14,120

Net gain (loss) on investments	118,730	2,149	767,454	2,620	665,001	220,618	1,202,612	16,202

Reinvested capital gains	–	3,740	1,505,785	–	–	–	–	4,227

Net increase (decrease) in contract owners’ equity resulting from operations	$123,840	6,110	2,355,944	1,359	296,664	194,145	1,078,392	21,276

Investment activity:	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
Reinvested dividends	$751,841	21,108,049	572,230	32,330	16,444	400,077	1,702,543	3,270,856
Mortality and expense risk charges (note 2)	(331,227)	(6,223,242)	(274,060)	(739,837)	(17,465)	(453,599)	(1,116,208)	(1,358,686)

Net investment income (loss)	420,614	14,884,807	298,170	(707,507)	(1,021)	(53,522)	586,335	1,912,170

Proceeds from mutual fund shares sold	6,899,244	129,437,579	2,461,230	19,723,321	389,532	12,561,387	12,543,732	47,220,703
Cost of mutual fund shares sold	(6,200,248)	(136,616,971)	(2,664,388)	(17,385,123)	(218,735)	(8,740,198)	(10,274,026)	(45,423,708)

Realized gain (loss) on investments	698,996	(7,179,392)	(203,158)	2,338,198	170,797	3,821,189	2,269,706	1,796,995
Change in unrealized gain (loss) on investments	5,750,416	(1,647,580)	(54,664)	1,433,040	218,990	5,268,623	7,774,707	169,994

Net gain (loss) on investments	6,449,412	(8,826,972)	(257,822)	3,771,238	389,787	9,089,812	10,044,413	1,966,989

Reinvested capital gains	2,056,144	4,089,356	116,491	–	3,378	84,223	1,199,291	1,116,852

Net increase (decrease) in contract owners’ equity resulting from operations	$8,926,170	10,147,191	156,839	3,063,731	392,144	9,120,513	11,830,039	4,996,011

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund
Reinvested dividends	$11,379,749	5,973,768	4,888,437	3,024,722	–	3,457,276	25,217,876	3,763,008
Mortality and expense risk charges (note 2)	(6,250,577)	(3,676,890)	(2,392,029)	(1,593,144)	(1,092,405)	(3,812,397)	(6,874,389)	(3,925,158)

Net investment income (loss)	5,129,172	2,296,878	2,496,408	1,431,578	(1,092,405)	(355,121)	18,343,487	(162,150)

Proceeds from mutual fund shares sold	48,941,994	31,148,732	55,569,043	31,147,540	28,772,481	70,483,663	348,620,401	85,576,987
Cost of mutual fund shares sold	(36,847,050)	(21,360,132)	(47,207,799)	(30,919,493)	(19,434,078)	(53,357,896)	(348,620,401)	(81,472,010)

Realized gain (loss) on investments	12,094,944	9,788,600	8,361,244	228,047	9,338,403	17,125,767	–	4,104,977
Change in unrealized gain (loss) on investments	23,492,845	17,871,013	(1,177,891)	11,927,208	(1,322,709)	3,869,428	–	36,768,561

Net gain (loss) on investments	35,587,789	27,659,613	7,183,353	12,155,255	8,015,694	20,995,195	–	40,873,538

Reinvested capital gains	4,284,820	3,386,151	2,387,079	–	–	4,296,884	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$45,001,781	33,342,642	12,066,840	13,586,833	6,923,289	24,936,958	18,343,487	40,711,388

Investment activity:	GVITNWFund2	GVITNWLead	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp
Reinvested dividends	$20,580	33	130,846	–	–	1,646,528	7,541	352,872
Mortality and expense risk charges (note 2)	(44,949)	(49)	(213,014)	(1,067,790)	(28,145)	(4,645,389)	(61,836)	(4,089,380)

Net investment income (loss)	(24,369)	(16)	(82,168)	(1,067,790)	(28,145)	(2,998,861)	(54,295)	(3,736,508)

Proceeds from mutual fund shares sold	322,451	417	4,460,209	30,369,217	891,697	115,816,023	783,233	75,768,254
Cost of mutual fund shares sold	(215,423)	(365)	(4,241,111)	(25,270,574)	(514,748)	(69,553,831)	(449,696)	(49,275,476)

Realized gain (loss) on investments	107,028	52	219,098	5,098,643	376,949	46,262,192	333,537	26,492,778
Change in unrealized gain (loss) on investments	153,860	195	580,311	(2,526,008)	(300,576)	(15,282,920)	(70,190)	4,581,599

Net gain (loss) on investments	260,888	247	799,409	2,572,635	76,373	30,979,272	263,347	31,074,377

Reinvested capital gains	–	296	1,584,435	–	–	27,764,788	268,583	6,624,822

Net increase (decrease) in contract owners’ equity resulting from operations	$236,519	527	2,301,676	1,504,845	48,228	55,745,199	477,635	33,962,691

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
Reinvested dividends	$2,825	1,362	62,888	1,520,948	6,421,357	179,072	135,439	947
Mortality and expense risk charges (note 2)	(96,364)	(6,416)	(326,359)	(1,106,106)	(1,978,711)	(239,703)	(185,989)	(620)

Net investment income (loss)	(93,539)	(5,054)	(263,471)	414,842	4,442,646	(60,631)	(50,550)	327

Proceeds from mutual fund shares sold	719,333	145,068	11,940,202	22,492,524	35,989,955	6,534,825	5,604,446	38,234
Cost of mutual fund shares sold	(474,969)	(141,539)	(12,563,894)	(14,885,106)	(33,953,347)	(3,115,065)	(3,673,154)	(33,864)

Realized gain (loss) on investments	244,364	3,529	(623,692)	7,607,418	2,036,608	3,419,760	1,931,292	4,370
Change in unrealized gain (loss) on investments	237,282	(17,661)	(272,044)	118,812	(1,380,336)	1,302,154	1,443,477	101

Net gain (loss) on investments	481,646	(14,132)	(895,736)	7,726,230	656,272	4,721,914	3,374,769	4,471

Reinvested capital gains	100,845	7,988	443,038	4,061,342	359,552	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$488,952	(11,198)	(716,169)	12,202,414	5,458,470	4,661,283	3,324,219	4,798

Investment activity:	JanForty	JanGlTechS2	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS
Reinvested dividends	$296,132	–	–	4,177	2,591,707	2,769,294	337,303	–
Mortality and expense risk charges (note 2)	(2,703,120)	(255,508)	(525,508)	(48,878)	(1,462,209)	(1,849,580)	(627,998)	(3,456)

Net investment income (loss)	(2,406,988)	(255,508)	(525,508)	(44,701)	1,129,498	919,714	(290,695)	(3,456)

Proceeds from mutual fund shares sold	48,489,561	5,442,285	8,819,159	4,899,420	26,626,440	28,990,918	31,167,891	38,660
Cost of mutual fund shares sold	(35,494,626)	(3,299,363)	(9,054,937)	(5,185,326)	(11,482,597)	(15,235,377)	(27,109,380)	(32,103)

Realized gain (loss) on investments	12,994,935	2,142,922	(235,778)	(285,906)	15,143,843	13,755,541	4,058,511	6,557
Change in unrealized gain (loss) on investments	4,701,676	(592,503)	3,323,898	359,109	26,054,523	40,796,966	2,299,089	12,987

Net gain (loss) on investments	17,696,611	1,550,419	3,088,120	73,203	41,198,366	54,552,507	6,357,600	19,544

Reinvested capital gains	–	–	–	271,037	–	–	1,362,877	–

Net increase (decrease) in contract owners’ equity resulting from operations	$15,289,623	1,294,911	2,562,612	299,539	42,327,864	55,472,221	7,429,782	16,088

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
Reinvested dividends	$–	–	38,322	–	1,481	642,426	10,758	1,639,956
Mortality and expense risk charges (note 2)	(61,667)	(29,938)	(178,369)	(28,551)	(12,056)	(1,204,212)	(20,618)	(650,190)

Net investment income (loss)	(61,667)	(29,938)	(140,047)	(28,551)	(10,575)	(561,786)	(9,860)	989,766

Proceeds from mutual fund shares sold	548,549	352,159	2,296,903	399,615	981,551	26,539,559	242,321	22,503,103
Cost of mutual fund shares sold	(348,049)	(222,965)	(1,457,077)	(281,777)	(967,355)	(20,384,389)	(257,531)	(23,342,442)

Realized gain (loss) on investments	200,500	129,194	839,826	117,838	14,196	6,155,170	(15,210)	(839,339)
Change in unrealized gain (loss) on investments	(235,436)	38,043	2,278,290	(71,415)	(44,424)	5,582,720	567,011	1,389,899

Net gain (loss) on investments	(34,936)	167,237	3,118,116	46,423	(30,228)	11,737,890	551,801	550,560

Reinvested capital gains	115,634	30,785	128,962	41,931	77,524	–	39,325	–

Net increase (decrease) in contract owners’ equity resulting from operations	$19,031	168,084	3,107,031	59,803	36,721	11,176,104	581,266	1,540,326

Investment activity:	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppCapAp	OppCapApS	OppGlSec
Reinvested dividends	$–	1,164,691	16,648	10,394	2,348,291	1,552,497	13,251	1,927,526
Mortality and expense risk charges (note 2)	(2,148,361)	(2,029,354)	(22,218)	(91,520)	(2,818,131)	(4,757,124)	(120,814)	(2,285,020)

Net investment income (loss)	(2,148,361)	(864,663)	(5,570)	(81,126)	(469,840)	(3,204,627)	(107,563)	(357,494)

Proceeds from mutual fund shares sold	47,444,744	60,090,008	390,122	4,612,965	35,291,079	100,735,791	1,420,514	36,159,214
Cost of mutual fund shares sold	(25,397,659)	(36,259,317)	(399,373)	(4,325,776)	(20,678,490)	(90,308,469)	(1,008,397)	(17,823,047)

Realized gain (loss) on investments	22,047,085	23,830,691	(9,251)	287,189	14,612,589	10,427,322	412,117	18,336,167
Change in unrealized gain (loss) on investments	1,836,406	(25,016,481)	170,120	652,405	7,777,675	16,689,140	61,508	(755,888)

Net gain (loss) on investments	23,883,491	(1,185,790)	160,869	939,594	22,390,264	27,116,462	473,625	17,580,279

Reinvested capital gains	–	17,938,790	230,803	73,803	12,293,642	–	–	10,068,472

Net increase (decrease) in contract owners’ equity resulting from operations	$21,735,130	15,888,337	386,102	932,271	34,214,066	23,911,835	366,062	27,291,257

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	OppGlSecS	OppHighInc	OppHighIncS	OppMSt	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap
Reinvested dividends	$58,654	–	17,618	3,924,183	86,771	–	44	–
Mortality and expense risk charges (note 2)	(123,643)	(13,704)	(2,276)	(4,068,754)	(156,763)	(28,306)	(2,341)	(2,311,117)

Net investment income (loss)	(64,989)	(13,704)	15,342	(144,571)	(69,992)	(28,306)	(2,297)	(2,311,117)

Proceeds from mutual fund shares sold	1,318,739	1,390,394	128,530	65,500,967	1,325,139	362,626	21,211	57,298,728
Cost of mutual fund shares sold	(696,698)	(1,363,798)	(138,352)	(62,477,095)	(910,894)	(360,637)	(15,925)	(33,211,152)

Realized gain (loss) on investments	622,041	26,596	(9,822)	3,023,872	414,245	1,989	5,286	24,087,576
Change in unrealized gain (loss) on investments	21,594	110,597	7,677	39,498,562	707,013	519,827	15,073	(18,181,537)

Net gain (loss) on investments	643,635	137,193	(2,145)	42,522,434	1,121,258	521,816	20,359	5,906,039

Reinvested capital gains	363,311	–	–	–	–	–	5,533	–

Net increase (decrease) in contract owners’ equity resulting from operations	$941,957	123,489	13,197	42,377,863	1,051,266	493,510	23,595	3,594,922

Investment activity:	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
Reinvested dividends	$183,025	14,978	4,063	545	203	–	–	–
Mortality and expense risk charges (note 2)	(84,774)	(3,334)	(892)	(460)	(470)	(498)	(125)	(359)

Net investment income (loss)	98,251	11,644	3,171	85	(267)	(498)	(125)	(359)

Proceeds from mutual fund shares sold	708,852	38,260	136,990	7,912	21,146	274	103	56,978
Cost of mutual fund shares sold	(624,969)	(38,453)	(134,342)	(6,590)	(20,212)	(250)	(102)	(51,879)

Realized gain (loss) on investments	83,883	(193)	2,648	1,322	934	24	1	5,099
Change in unrealized gain (loss) on investments	73,209	(22,127)	236	2,738	5,510	14,481	2,538	2,191

Net gain (loss) on investments	157,092	(22,320)	2,884	4,060	6,444	14,505	2,539	7,290

Reinvested capital gains	–	19,369	917	848	6,176	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$255,343	8,693	6,972	4,993	12,353	14,007	2,414	6,931

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	TRoeBlChip2	TRowEqInc2
Reinvested dividends	$–	–	–	–	–	–	29,618	114,929
Mortality and expense risk charges (note 2)	(577)	(2,305)	(718)	(1,817)	(2)	(62)	(57,764)	(80,187)

Net investment income (loss)	(577)	(2,305)	(718)	(1,817)	(2)	(62)	(28,146)	34,742

Proceeds from mutual fund shares sold	3,021	47,192	579	17,122	232	49	514,185	2,825,508
Cost of mutual fund shares sold	(2,729)	(46,063)	(569)	(16,280)	(221)	(48)	(491,112)	(2,626,569)

Realized gain (loss) on investments	292	1,129	10	842	11	1	23,073	198,939
Change in unrealized gain (loss) on investments	14,101	29,257	12,898	33,110	41	1,125	1,279,014	937,768

Net gain (loss) on investments	14,393	30,386	12,908	33,952	52	1,126	1,302,087	1,136,707

Reinvested capital gains	–	–	–	–	–	–	–	379,955

Net increase (decrease) in contract owners’ equity resulting from operations	$13,816	28,081	12,190	32,135	50	1,064	1,273,941	1,551,404

Investment activity:	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
Reinvested dividends	$55,346	201,173	273,633	36,163	21,607	18,141	29,890	2,622,970
Mortality and expense risk charges (note 2)	(18,592)	(390,124)	(491,411)	(624,182)	(350,653)	(14,205)	(12,333)	(371,967)

Net investment income (loss)	36,754	(188,951)	(217,778)	(588,019)	(329,046)	3,936	17,557	2,251,003

Proceeds from mutual fund shares sold	380,624	16,026,287	12,305,262	35,680,300	8,646,090	512,974	288,651	8,740,586
Cost of mutual fund shares sold	(379,993)	(12,280,682)	(6,658,511)	(23,710,979)	(4,318,978)	(521,398)	(297,777)	(8,576,548)

Realized gain (loss) on investments	631	3,745,605	5,646,751	11,969,321	4,327,112	(8,424)	(9,126)	164,038
Change in unrealized gain (loss) on investments	21,135	3,143,897	3,828,925	(5,961,774)	526,292	57,830	2,882	(302,610)

Net gain (loss) on investments	21,766	6,889,502	9,475,676	6,007,547	4,853,404	49,406	(6,244)	(138,572)

Reinvested capital gains	–	3,167,338	4,308,175	3,077,491	1,838,729	2,411	4,069	569,800

Net increase (decrease) in contract owners’ equity resulting from operations	$58,520	9,867,889	13,566,073	8,497,019	6,363,087	55,753	15,382	2,682,231

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	VKMidCapG	VKUSRealEst	VKCom2	VKStrGr2	VicDivrStk	WRAsStrat	WRBal	WRBond
Reinvested dividends	$–	3,964,426	242,253	–	51,380	809,584	1,325,796	3,970,853
Mortality and expense risk charges (note 2)	(426,739)	(4,416,913)	(352,701)	(50,655)	(226,666)	(2,988,542)	(1,275,448)	(1,197,873)

Net investment income (loss)	(426,739)	(452,487)	(110,448)	(50,655)	(175,286)	(2,178,958)	50,348	2,772,980

Proceeds from mutual fund shares sold	11,418,287	84,156,732	2,292,183	379,306	3,052,403	10,235,969	13,660,825	10,581,445
Cost of mutual fund shares sold	(8,311,785)	(37,496,155)	(1,528,166)	(274,815)	(2,483,815)	(6,677,916)	(11,638,017)	(11,222,957)

Realized gain (loss) on investments	3,106,502	46,660,577	764,017	104,491	568,588	3,558,053	2,022,808	(641,512)
Change in unrealized gain (loss) on investments	(2,797,322)	41,050,396	704,379	(33,385)	939,041	(2,036,657)	6,684,221	430,465

Net gain (loss) on investments	309,180	87,710,973	1,468,396	71,106	1,507,629	1,521,396	8,707,029	(211,047)

Reinvested capital gains	2,080,800	23,801,070	1,126,315	–	482,332	37,163,816	325,133	27,174

Net increase (decrease) in contract owners’ equity resulting from operations	$1,963,241	111,059,556	2,484,263	20,451	1,814,675	36,506,254	9,082,510	2,589,107

Investment activity:	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
Reinvested dividends	$2,190,703	379,558	10,820	130,931	–	5,730,202	431,511	598,432
Mortality and expense risk charges (note 2)	(3,398,595)	(310,307)	(12,575)	(440,074)	(3,785,387)	(1,024,161)	(957,952)	(363,624)

Net investment income (loss)	(1,207,892)	69,251	(1,755)	(309,143)	(3,785,387)	4,706,041	(526,441)	234,808

Proceeds from mutual fund shares sold	31,703,714	657,244	181,237	691,819	50,188,410	7,173,251	8,317,821	1,381,727
Cost of mutual fund shares sold	(29,356,494)	(491,250)	(210,888)	(504,472)	(46,746,561)	(7,373,902)	(6,089,753)	(1,087,841)

Realized gain (loss) on investments	2,347,220	165,994	(29,651)	187,347	3,441,849	(200,651)	2,228,068	293,886
Change in unrealized gain (loss) on investments	28,319,315	2,783,335	2,068	4,084,168	10,172,594	2,301,066	10,830,967	4,039,274

Net gain (loss) on investments	30,666,535	2,949,329	(27,583)	4,271,515	13,614,443	2,100,415	13,059,035	4,333,160

Reinvested capital gains	7,078,842	154,290	–	1,535,374	–	–	–	2,422,927

Net increase (decrease) in contract owners’ equity resulting from operations	$36,537,485	3,172,870	(29,338)	5,497,746	9,829,056	6,806,456	12,532,594	6,990,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
Reinvested dividends	$1,332,330	–	38,977	1,175,721	394,195	188,577	–	–
Mortality and expense risk charges (note 2)	(517,374)	(79,069)	(109,131)	(370,553)	(95,951)	(283,809)	(1,667,424)	(1,930,505)

Net investment income (loss)	814,956	(79,069)	(70,154)	805,168	298,244	(95,232)	(1,667,424)	(1,930,505)

Proceeds from mutual fund shares sold	8,146,571	1,332,910	423,798	11,584,915	802,527	1,372,481	17,724,908	29,213,240
Cost of mutual fund shares sold	(8,292,657)	(894,827)	(364,092)	(11,584,915)	(830,375)	(991,920)	(12,640,207)	(21,216,846)

Realized gain (loss) on investments	(146,086)	438,083	59,706	–	(27,848)	380,561	5,084,701	7,996,394
Change in unrealized gain (loss) on investments	322,750	114,745	540,013	–	(12,895)	4,288,987	850,742	(14,162,677)

Net gain (loss) on investments	176,664	552,828	599,719	–	(40,743)	4,669,548	5,935,443	(6,166,283)

Reinvested capital gains	–	–	3,183	–	–	674,509	3,314,400	12,532,030

Net increase (decrease) in contract owners’ equity resulting from operations	$991,620	473,759	532,748	805,168	257,501	5,248,825	7,582,419	4,435,242

Investment activity:	WRSmCpVal	WRValue	WFOpp
Reinvested dividends	$18,367	1,362,942	–
Mortality and expense risk charges (note 2)	(162,294)	(1,722,624)	(2,372,112)

Net investment income (loss)	(143,927)	(359,682)	(2,372,112)

Proceeds from mutual fund shares sold	2,584,204	27,416,132	41,782,418
Cost of mutual fund shares sold	(2,493,183)	(21,449,031)	(33,248,557)

Realized gain (loss) on investments	91,021	5,967,101	8,533,861
Change in unrealized gain (loss) on investments	763,134	7,639,161	(7,569,217)

Net gain (loss) on investments	854,155	13,606,262	964,644

Reinvested capital gains	1,051,893	5,121,207	20,410,770

Net increase (decrease) in contract owners’ equity resulting from operations	$1,762,121	18,367,787	19,003,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		AIMBBal		AIMBValue2		AIMBlueCh
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$73,745,372	57,268,911	4,658	1,144	(145,234)	(149,966)	(1,578)	(3,185)
Realized gain (loss) on investments	526,212,018	97,221,911	6,786	(461)	393,132	310,246	68,701	2,016
Change in unrealized gain (loss) on investments	642,457,172	572,254,236	53,631	27,410	307,272	29,713	(85,904)	11,105
Reinvested capital gains	478,254,937	290,802,651	–	–	413,918	94,824	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,669,499	1,017,547,709	65,075	28,093	969,088	284,817	(18,781)	9,936

Equity transactions:
Purchase payments received from contract owners (note 3)	425,785,056	408,470,245	4,040	12,215	263,575	226,002	9,168	11,830
Transfers between funds	–	–	9,321	706	992,246	(84,532)	(450,043)	(2,826)
Redemptions (note 3)	(2,269,980,325)	(1,741,356,786)	(66,862)	(46,184)	(543,955)	(508,775)	(13,601)	(14,547)
Annuity benefits	(5,952,411)	(4,907,496)	–	–	(20,640)	(17,307)	–	–
Annual contract maintenance charges (note 2)	(345,291)	(341,474)	–	–	(1)	–	–	–
Contingent deferred sales charges (note 2)	(20,516,578)	(24,245,254)	(1,345)	(907)	(5,733)	(7,087)	(163)	(3)
Adjustments to maintain reserves	1,697,555	1,736,120	(31)	(46)	(1,615)	(627)	(23)	10

Net equity transactions	(1,869,311,994)	(1,360,644,645)	(54,877)	(34,216)	683,877	(392,326)	(454,662)	(5,536)

Net change in contract owners’ equity	(148,642,495)	(343,096,936)	10,198	(6,123)	1,652,965	(107,509)	(473,443)	4,400
Contract owners’ equity beginning of period	15,354,159,503	15,697,256,439	749,591	755,714	8,414,640	8,522,149	473,443	469,043

Contract owners’ equity end of period	$15,205,517,008	15,354,159,503	759,789	749,591	10,067,605	8,414,640	–	473,443

CHANGES IN UNITS:
Beginning units	1,135,301,491	1,245,033,961	72,175	75,617	723,691	771,896	49,836	50,444

Units purchased	258,346,988	265,468,668	1,789	1,276	159,039	33,804	928	1,278
Units redeemed	(384,674,852)	(375,201,138)	(6,832)	(4,718)	(94,097)	(82,009)	(50,764)	(1,886)

Ending units	1,008,973,627	1,135,301,491	67,132	72,175	788,633	723,691	–	49,836

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCapAp		AIMCapAp2		AIMCapDev2		AIMCoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,205)	(1,969)	(28,290)	(27,893)	(17,016)	(4,879)	(2,758)	(25)
Realized gain (loss) on investments	6,846	3,957	192,198	89,089	62,675	6,915	13,422	6,418
Change in unrealized gain (loss) on investments	3,864	10,713	(96,748)	35,027	70,252	25,789	43,720	(1,045)
Reinvested capital gains	–	–	–	–	48,671	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,505	12,701	67,160	96,223	164,582	27,825	54,384	5,348

Equity transactions:
Purchase payments received from contract owners (note 3)	17,205	3,266	25,841	27,442	85,956	45,429	1,266	74
Transfers between funds	(405)	230	381,134	(54,317)	2,405,181	101,465	428,034	–
Redemptions (note 3)	(17,661)	(11,243)	(193,385)	(166,480)	(96,864)	(9,248)	(25,180)	(23,508)
Annuity benefits	–	–	(1,416)	(821)	(10,135)	(7,597)	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(4)	–	–	–
Contingent deferred sales charges (note 2)	(578)	(316)	(1,345)	(4,804)	(2,611)	(205)	(347)	(1,290)
Adjustments to maintain reserves	1	(47)	(107)	(36)	(934)	(458)	3	(28)

Net equity transactions	(1,438)	(8,110)	210,722	(199,016)	2,380,589	129,386	403,776	(24,752)

Net change in contract owners’ equity	7,067	4,591	277,882	(102,793)	2,545,171	157,211	458,160	(19,404)
Contract owners’ equity beginning of period	182,226	177,635	1,531,095	1,633,888	368,158	210,947	147,684	167,088

Contract owners’ equity end of period	$189,293	182,226	1,808,977	1,531,095	2,913,329	368,158	605,844	147,684

CHANGES IN UNITS:
Beginning units	16,471	17,219	135,164	155,396	17,863	7,363	13,069	15,351

Units purchased	1,582	461	74,963	11,802	293,021	14,847	36,428	7
Units redeemed	(1,828)	(1,209)	(52,649)	(32,034)	(70,029)	(4,347)	(3,080)	(2,289)

Ending units	16,225	16,471	157,478	135,164	240,855	17,863	46,417	13,069

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMCoreEq2		AIMGlobHlth		AIMGlobReal		AIMLrgCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(12,211)	–	(177)	–	736	–	(2,403)	–
Realized gain (loss) on investments	1,516	–	17	–	1,046	–	1,875	–
Change in unrealized gain (loss) on investments	142,296	–	2,197	–	9,252	–	46,849	–
Reinvested capital gains	–	–	–	–	3,632	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	131,601	–	2,037	–	14,666	–	46,321	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,655	–	2,223	–	2,498	–	7,385	–
Transfers between funds	1,780,145	–	43,693	–	97,087	–	416,309	–
Redemptions (note 3)	(45,877)	–	(1,548)	–	(2,549)	–	(15,327)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(6)	–	(5)	–	–	–
Contingent deferred sales charges (note 2)	(147)	–	–	–	–	–	(262)	–
Adjustments to maintain reserves	(66)	–	2	–	(43)	–	(34)	–

Net equity transactions	1,735,710	–	44,364	–	96,988	–	408,071	–

Net change in contract owners’ equity	1,867,311	–	46,401	–	111,654	–	454,392	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$1,867,311	–	46,401	–	111,654	–	454,392	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	178,480	–	5,202	–	10,128	–	49,661	–
Units redeemed	(5,002)	–	(841)	–	(1,439)	–	(5,179)	–

Ending units	173,478	–	4,361	–	8,689	–	44,482	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AIMPreEq		AIMPreEq2		AlGrIncB		AlLrgCpGrB
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,634	(2,231)	1,972	(22,026)	(25,802)	(23,892)	(64,190)	(66,404)
Realized gain (loss) on investments	111,387	1,981	427,405	61,860	310,615	238,401	452,847	241,305
Change in unrealized gain (loss) on investments	(92,131)	16,918	(346,393)	15,200	48,824	(103,092)	(484,779)	284,414
Reinvested capital gains	–	–	–	–	218,749	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,890	16,668	82,984	55,034	552,386	111,417	(96,122)	459,315

Equity transactions:
Purchase payments received from contract owners (note 3)	571	1,730	–	35,239	23,803	54,703	32,258	32,506
Transfers between funds	(439,064)	1	(1,751,648)	(67,616)	(390,832)	(138,363)	(430,615)	164,630
Redemptions (note 3)	(16,020)	(47,538)	(68,429)	(182,810)	(341,071)	(397,136)	(210,602)	(539,515)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(51)	(1,676)	(515)	(3,233)	(2,538)	(8,216)	(4,142)	(14,237)
Adjustments to maintain reserves	(11)	(46)	(44)	(110)	(296)	(162)	(220)	(169)

Net equity transactions	(454,575)	(47,529)	(1,820,636)	(218,530)	(710,934)	(489,174)	(613,321)	(356,785)

Net change in contract owners’ equity	(432,685)	(30,861)	(1,737,652)	(163,496)	(158,548)	(377,757)	(709,443)	102,530
Contract owners’ equity beginning of period	432,685	463,546	1,737,652	1,901,148	4,263,859	4,641,616	4,135,843	4,033,313

Contract owners’ equity end of period	$–	432,685	–	1,737,652	4,105,311	4,263,859	3,426,400	4,135,843

CHANGES IN UNITS:
Beginning units	46,399	51,837	172,536	195,246	372,816	416,687	364,109	400,843

Units purchased	88	628	290	7,807	16,135	23,244	53,892	60,212
Units redeemed	(46,487)	(6,066)	(172,826)	(30,517)	(78,232)	(67,115)	(108,672)	(96,946)

Ending units	–	46,399	–	172,536	310,719	372,816	309,329	364,109

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlSmMdCpB		ACVPIncGr		ACVPIncGr2		ACVPInflPro2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(95,863)	(74,617)	1,526,187	2,097,481	(10,104)	(3,093)	1,248,481	2,175,904
Realized gain (loss) on investments	335,267	464,795	10,040,064	3,127,420	503,255	230,241	(478,258)	12,971
Change in unrealized gain (loss) on investments	28,442	(401,708)	18,406,291	2,185,681	55,061	(101,202)	(626,441)	(2,081,671)
Reinvested capital gains	408,442	259,914	–	–	–	–	–	35,892

Net increase (decrease) in contract owners’ equity resulting from operations	676,288	248,384	29,972,542	7,410,582	548,212	125,946	143,782	143,096

Equity transactions:
Purchase payments received from contract owners (note 3)	211,451	86,224	3,930,631	4,392,340	43,906	58,319	1,654,651	2,388,897
Transfers between funds	(162,705)	(441,084)	(14,016,892)	(9,918,023)	(916,386)	(123,753)	(10,026,103)	15,738,406
Redemptions (note 3)	(411,496)	(605,359)	(38,083,882)	(29,952,611)	(446,407)	(409,409)	(7,976,946)	(7,161,715)
Annuity benefits	(475)	(451)	(66,881)	(74,572)	(553)	(356)	(93,137)	(63,243)
Annual contract maintenance charges (note 2)	–	–	(7,301)	(8,066)	–	–	(491)	(304)
Contingent deferred sales charges (note 2)	(6,010)	(20,818)	(280,828)	(386,772)	(4,569)	(10,724)	(45,492)	(67,143)
Adjustments to maintain reserves	(344)	(471)	4,884	26,873	(1,994)	(242)	7,124	2,259

Net equity transactions	(369,579)	(981,959)	(48,520,269)	(35,920,831)	(1,326,003)	(486,165)	(16,480,394)	10,837,157

Net change in contract owners’ equity	306,709	(733,575)	(18,547,727)	(28,510,249)	(777,791)	(360,219)	(16,336,612)	10,980,253
Contract owners’ equity beginning of period	5,742,243	6,475,818	223,268,848	251,779,097	4,832,464	5,192,683	68,693,605	57,713,352

Contract owners’ equity end of period	$6,048,952	5,742,243	204,721,121	223,268,848	4,054,673	4,832,464	52,356,993	68,693,605

CHANGES IN UNITS:
Beginning units	411,436	485,953	16,105,305	18,762,735	410,337	453,009	6,256,324	5,298,678

Units purchased	33,709	25,015	1,003,013	2,249,729	7,485	34,229	1,535,566	3,744,800
Units redeemed	(58,427)	(99,532)	(4,312,877)	(4,907,159)	(116,848)	(76,901)	(3,084,510)	(2,787,154)

Ending units	386,718	411,436	12,795,441	16,105,305	300,974	410,337	4,707,380	6,256,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPInt		ACVPInt3		ACVPMdCpV1		ACVPMdCpV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$551,579	90,959	326,704	(19,530)	19,431	–	(642)	127
Realized gain (loss) on investments	7,064,246	2,979,866	5,732,632	2,350,406	107,672	–	1,276	(53)
Change in unrealized gain (loss) on investments	13,873,990	8,423,079	9,004,295	5,160,886	310,701	–	10,490	(734)
Reinvested capital gains	–	–	–	–	199,903	–	3,512	1,242

Net increase (decrease) in contract owners’ equity resulting from operations	21,489,815	11,493,904	15,063,631	7,491,762	637,707	–	14,636	582

Equity transactions:
Purchase payments received from contract owners (note 3)	398,145	353,881	2,466,511	2,880,751	131,830	–	57,139	54,528
Transfers between funds	(6,984,646)	(7,495,336)	(3,730,516)	(2,076,940)	7,528,491	–	–	–
Redemptions (note 3)	(17,544,028)	(13,056,219)	(8,887,072)	(5,650,927)	(116,336)	–	(8,219)	(1,880)
Annuity benefits	(25,371)	(28,483)	(1,763)	(1,740)	–	–	(1,098)	(75)
Annual contract maintenance charges (note 2)	(2,698)	(2,948)	(1,220)	(985)	(28)	–	–	–
Contingent deferred sales charges (note 2)	(116,764)	(159,835)	(77,868)	(67,871)	(364)	–	–	–
Adjustments to maintain reserves	16,379	11,612	12,112	6,957	306	–	9	(1)

Net equity transactions	(24,258,983)	(20,377,328)	(10,219,816)	(4,910,755)	7,543,899	–	47,831	52,572

Net change in contract owners’ equity	(2,769,168)	(8,883,424)	4,843,815	2,581,007	8,181,606	–	62,467	53,154
Contract owners’ equity beginning of period	104,019,914	112,903,338	69,477,358	66,896,351	–	–	53,154	–

Contract owners’ equity end of period	$101,250,746	104,019,914	74,321,173	69,477,358	8,181,606	–	115,621	53,154

CHANGES IN UNITS:
Beginning units	7,696,317	9,350,630	5,518,253	5,939,570	–	–	4,747	–

Units purchased	17,098	20,311	833,973	1,054,679	1,013,620	–	4,564	4,911
Units redeemed	(1,648,610)	(1,674,624)	(1,573,299)	(1,475,996)	(303,345)	–	(561)	(164)

Ending units	6,064,805	7,696,317	4,778,927	5,518,253	710,275	–	8,750	4,747

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra		ACVPUltra2		ACVPVal		ACVPVal2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(186,183)	(223,007)	(38,118)	(52,722)	917,098	(1,765,928)	(46,431)	(96,043)
Realized gain (loss) on investments	919,395	913,716	319,436	103,225	9,594,716	5,507,520	586,226	233,934
Change in unrealized gain (loss) on investments	(1,537,533)	(517,074)	(399,437)	(55,351)	23,597,928	(39,042,568)	(23,610)	(770,101)
Reinvested capital gains	–	–	–	–	44,359,944	54,073,919	739,532	896,117

Net increase (decrease) in contract owners’ equity resulting from operations	(804,321)	173,635	(118,119)	(4,848)	78,469,686	18,772,943	1,255,717	263,907

Equity transactions:
Purchase payments received from contract owners (note 3)	407,933	820,365	11,260	24,378	10,091,631	12,410,924	116,853	53,499
Transfers between funds	(7,246,980)	4,972,682	(800,632)	(92,856)	(14,170,009)	(8,704,983)	(911,941)	244,692
Redemptions (note 3)	(2,083,407)	(1,777,676)	(184,153)	(259,943)	(70,101,076)	(53,349,699)	(751,897)	(503,390)
Annuity benefits	(14,078)	(12,304)	–	–	(141,919)	(123,262)	–	–
Annual contract maintenance charges (note 2)	(484)	(344)	–	–	(7,879)	(7,576)	–	–
Contingent deferred sales charges (note 2)	(23,320)	(26,701)	(3,643)	(5,207)	(665,990)	(710,613)	(12,455)	(12,162)
Adjustments to maintain reserves	(399)	311	(252)	(104)	55,482	43,319	(451)	(478)

Net equity transactions	(8,960,735)	3,976,333	(977,420)	(333,732)	(74,939,760)	(50,441,890)	(1,559,891)	(217,839)

Net change in contract owners’ equity	(9,765,056)	4,149,968	(1,095,539)	(338,580)	3,529,926	(31,668,947)	(304,174)	46,068
Contract owners’ equity beginning of period	21,977,866	17,827,898	2,984,012	3,322,592	510,544,212	542,213,159	9,030,848	8,984,780

Contract owners’ equity end of period	$12,212,810	21,977,866	1,888,473	2,984,012	514,074,138	510,544,212	8,726,674	9,030,848

CHANGES IN UNITS:
Beginning units	1,997,032	1,635,491	281,896	314,693	28,163,939	31,066,593	718,655	736,549

Units purchased	429,844	1,226,580	13,831	12,705	3,676,423	4,490,245	58,372	65,250
Units redeemed	(1,271,931)	(865,039)	(107,171)	(45,502)	(7,687,870)	(7,392,899)	(179,316)	(83,144)

Ending units	1,154,945	1,997,032	188,556	281,896	24,152,492	28,163,939	597,711	718,655

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPVista1		ACVPVista2		BBTCapMgr		BBTLgCapV
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,559)	–	(311)	(8)	(6,227)	2,197	3,758	25,895
Realized gain (loss) on investments	(6,208)	–	60	1	48,471	35,783	100,649	35,010
Change in unrealized gain (loss) on investments	30,150	–	956	(261)	166,576	60,897	654,268	145,956
Reinvested capital gains	–	–	52	–	64,751	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	21,383	–	757	(268)	273,571	98,877	758,675	206,861

Equity transactions:
Purchase payments received from contract owners (note 3)	29,878	–	2,250	15,105	66,700	74,986	79,616	108,624
Transfers between funds	441,855	–	–	–	(11,647)	13	(17,316)	9,490
Redemptions (note 3)	(27,573)	–	(230)	–	(134,522)	(132,149)	(255,001)	(290,551)
Annuity benefits	–	–	(1,110)	(27)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(25)	–	–	–	(1,292)	(2,500)	(4,719)	(11,893)
Adjustments to maintain reserves	9	–	50	(2)	(136)	(126)	(8)	(110)

Net equity transactions	444,144	–	960	15,076	(80,897)	(59,776)	(197,428)	(184,440)

Net change in contract owners’ equity	465,527	–	1,717	14,808	192,674	39,101	561,247	22,421
Contract owners’ equity beginning of period	–	–	14,808	–	1,977,946	1,938,845	3,959,805	3,937,384

Contract owners’ equity end of period	$465,527	–	16,525	14,808	2,170,620	1,977,946	4,521,052	3,959,805

CHANGES IN UNITS:
Beginning units	–	–	1,310	–	173,891	179,516	340,929	357,885

Units purchased	85,222	–	79	1,312	5,473	6,792	8,057	11,745
Units redeemed	(38,398)	–	(21)	(2)	(12,215)	(12,417)	(23,977)	(28,701)

Ending units	46,824	–	1,368	1,310	167,149	173,891	325,009	340,929

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	BBTLgCapGr		BBTMdCapGr		CSTGlSmCp		CSTIntFoc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(14,989)	(18,037)	(29,711)	(39,943)	(33,792)	(37,565)	(1,620)	(11,419)
Realized gain (loss) on investments	37,884	42,445	98,818	51,477	351,098	149,078	652,408	405,898
Change in unrealized gain (loss) on investments	13,427	(18,993)	(188,993)	355,300	57,458	411,486	661,797	886,089
Reinvested capital gains	4,358	–	182,048	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	40,680	5,415	62,162	366,834	374,764	522,999	1,312,585	1,280,568

Equity transactions:
Purchase payments received from contract owners (note 3)	44,290	18,339	69,463	37,317	15,873	15,914	10,585	10,070
Transfers between funds	(32,259)	(115,889)	(8,330)	(12,328)	(188,610)	(222,146)	(206,324)	(453,381)
Redemptions (note 3)	(119,008)	(97,663)	(205,804)	(157,257)	(834,836)	(522,886)	(1,782,662)	(1,640,868)
Annuity benefits	–	–	–	–	–	–	(2,916)	(4,871)
Annual contract maintenance charges (note 2)	–	–	–	–	(58)	(55)	(64)	(74)
Contingent deferred sales charges (note 2)	(2,646)	(3,199)	(3,559)	(5,394)	(830)	(4,305)	(2,092)	(5,182)
Adjustments to maintain reserves	(136)	(3)	127	275	(179)	(40)	(142)	3,200

Net equity transactions	(109,759)	(198,415)	(148,103)	(137,387)	(1,008,640)	(733,518)	(1,983,615)	(2,091,106)

Net change in contract owners’ equity	(69,079)	(193,000)	(85,941)	229,447	(633,876)	(210,519)	(671,030)	(810,538)
Contract owners’ equity beginning of period	1,696,640	1,889,640	3,227,954	2,998,507	3,775,401	3,985,920	8,525,540	9,336,078

Contract owners’ equity end of period	$1,627,561	1,696,640	3,142,013	3,227,954	3,141,525	3,775,401	7,854,510	8,525,540

CHANGES IN UNITS:
Beginning units	181,917	203,835	221,842	232,570	303,526	369,551	722,518	921,733

Units purchased	5,373	3,894	4,825	3,094	2,395	1,238	540	5,314
Units redeemed	(17,255)	(25,812)	(14,633)	(13,822)	(80,389)	(67,263)	(156,403)	(204,529)

Ending units	170,035	181,917	212,034	221,842	225,532	303,526	566,655	722,518

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	CSTLCapV		DryELeadS		DrySmCapIxS		DrySRGro
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(20,270)	(40,872)	(27,090)	(27,547)	(511,261)	(761,245)	(1,040,168)	(1,352,343)
Realized gain (loss) on investments	721,903	296,671	118,097	80,616	6,760,578	4,640,167	(7,754,082)	(20,120,988)
Change in unrealized gain (loss) on investments	1,563,021	727,658	(230,119)	(92,403)	(856,674)	(947,321)	16,203,587	23,919,728
Reinvested capital gains	–	–	221,791	78,797	1,579,129	169,983	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,264,654	983,457	82,679	39,463	6,971,772	3,101,584	7,409,337	2,446,397

Equity transactions:
Purchase payments received from contract owners (note 3)	121,770	96,025	38,885	31,162	2,140,827	2,192,865	3,996,911	4,367,616
Transfers between funds	(41,587)	479,491	(137,208)	42,203	(5,457,169)	(2,620,352)	(8,570,132)	(16,451,632)
Redemptions (note 3)	(3,198,285)	(2,092,426)	(152,918)	(122,590)	(8,994,851)	(6,054,703)	(18,139,671)	(14,692,344)
Annuity benefits	–	–	–	–	(40,837)	(41,652)	(22,415)	(21,695)
Annual contract maintenance charges (note 2)	(268)	(234)	–	–	(1,765)	(1,510)	(15,351)	(18,209)
Contingent deferred sales charges (note 2)	(7,746)	(16,340)	(3,082)	(4,779)	(82,535)	(75,999)	(143,937)	(210,403)
Adjustments to maintain reserves	(68)	234	(158)	(171)	8,543	10,671	8,251	15,712

Net equity transactions	(3,126,184)	(1,533,250)	(254,481)	(54,175)	(12,427,787)	(6,590,680)	(22,886,344)	(27,010,955)

Net change in contract owners’ equity	(861,530)	(549,793)	(171,802)	(14,712)	(5,456,015)	(3,489,096)	(15,477,007)	(24,564,558)
Contract owners’ equity beginning of period	14,454,274	15,004,067	1,548,272	1,562,984	63,364,795	66,853,891	110,505,138	135,069,696

Contract owners’ equity end of period	$13,592,744	14,454,274	1,376,470	1,548,272	57,908,780	63,364,795	95,028,131	110,505,138

CHANGES IN UNITS:
Beginning units	993,748	1,103,928	121,394	126,077	4,740,947	5,300,317	10,565,350	13,226,882

Units purchased	95,021	166,764	8,652	15,724	2,548,385	2,969,666	430,335	1,239,970
Units redeemed	(297,495)	(276,944)	(28,218)	(20,407)	(3,462,317)	(3,529,036)	(2,569,050)	(3,901,502)

Ending units	791,274	993,748	101,828	121,394	3,827,015	4,740,947	8,426,635	10,565,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DrySRGroS		DryStkIx		DryVIFApp		DryVIFAppS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4,699)	(6,146)	4,077,888	4,244,472	610,594	(1,748,750)	(17,996)	(67,934)
Realized gain (loss) on investments	23,931	40,177	(24,506,830)	(39,350,167)	7,238,589	(713,276)	169,107	74,302
Change in unrealized gain (loss) on investments	(4,386)	(31,171)	135,270,460	66,264,137	10,757,414	7,153,131	339,376	72,817
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	14,846	2,860	114,841,518	31,158,442	18,606,597	4,691,105	490,487	79,185

Equity transactions:
Purchase payments received from contract owners (note 3)	1,098	3,758	20,909,493	23,478,811	2,578,680	3,207,518	149,669	68,004
Transfers between funds	(88,635)	48,052	(59,777,868)	(66,858,525)	(8,826,249)	(9,781,585)	(78,757)	(32,566)
Redemptions (note 3)	(15,123)	(160,656)	(149,144,875)	(123,600,201)	(25,926,972)	(18,969,809)	(331,216)	(158,646)
Annuity benefits	–	–	(207,337)	(155,446)	(65,449)	(100,068)	–	–
Annual contract maintenance charges (note 2)	–	–	(42,159)	(45,689)	(5,748)	(6,633)	–	–
Contingent deferred sales charges (note 2)	(22)	(10,344)	(1,014,413)	(1,538,937)	(117,995)	(201,280)	(6,010)	(2,022)
Adjustments to maintain reserves	(41)	(21)	83,673	76,706	5,698	7,525	(269)	(172)

Net equity transactions	(102,723)	(119,211)	(189,193,486)	(168,643,281)	(32,358,035)	(25,844,332)	(266,583)	(125,402)

Net change in contract owners’ equity	(87,877)	(116,351)	(74,351,968)	(137,484,839)	(13,751,438)	(21,153,227)	223,904	(46,217)
Contract owners’ equity beginning of period	309,376	425,727	931,218,953	1,068,703,792	141,836,282	162,989,509	3,670,539	3,716,756

Contract owners’ equity end of period	$221,499	309,376	856,866,985	931,218,953	128,084,844	141,836,282	3,894,443	3,670,539

CHANGES IN UNITS:
Beginning units	31,607	44,270	71,700,975	85,102,726	10,849,045	12,838,264	353,031	365,410

Units purchased	1,481	6,752	4,395,471	5,255,918	1,698,413	2,577,207	40,780	30,046
Units redeemed	(11,954)	(19,415)	(18,204,125)	(18,657,669)	(4,012,274)	(4,566,426)	(65,486)	(42,425)

Ending units	21,134	31,607	57,892,321	71,700,975	8,535,184	10,849,045	328,325	353,031

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	DryVIFDevLd		DryVIFIntVal		FedAmLeadS		FedCapApS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(5,658)	(6,936)	276	(5,507)	(3,658)	(3,750)	(13,831)	(11,285)
Realized gain (loss) on investments	3,146	2,585	27,133	10,342	37,536	32,389	32,759	50,880
Change in unrealized gain (loss) on investments	(27,915)	23,064	28,967	32,943	(35,706)	(11,985)	116,905	(43,189)
Reinvested capital gains	39,666	–	37,928	5,702	82,521	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,239	18,713	94,304	43,480	80,693	16,654	135,833	(3,594)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,608	4,941	–	–	860	3,373	57,615	675
Transfers between funds	2,992	93	–	(18,239)	(67,028)	(52,868)	(89,865)	(173,602)
Redemptions (note 3)	(4,641)	(2,787)	(46,703)	(3,494)	(31,673)	(48,256)	(35,506)	(32,414)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(59)	(9)	(477)	–	(322)	(2,207)	(391)	(997)
Adjustments to maintain reserves	(2)	29	(27)	(53)	(32)	(81)	(106)	(67)

Net equity transactions	21,898	2,267	(47,207)	(21,786)	(98,195)	(100,039)	(68,253)	(206,405)

Net change in contract owners’ equity	31,137	20,980	47,097	21,694	(17,502)	(83,385)	67,580	(209,999)
Contract owners’ equity beginning of period	466,784	445,804	455,973	434,279	644,442	727,827	1,048,079	1,258,078

Contract owners’ equity end of period	$497,921	466,784	503,070	455,973	626,940	644,442	1,115,659	1,048,079

CHANGES IN UNITS:
Beginning units	39,559	39,370	29,758	31,294	58,134	67,408	101,179	121,303

Units purchased	2,202	420	–	–	5,028	1,418	5,694	1,092
Units redeemed	(377)	(231)	(2,598)	(1,536)	(13,805)	(10,692)	(12,024)	(21,216)

Ending units	41,384	39,559	27,160	29,758	49,357	58,134	94,849	101,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedHiIncS		FedMrkOp		FedQualBd		FedQualBdS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$327,825	372,146	(6,460)	–	8,866,003	8,898,607	197,678	191,698
Realized gain (loss) on investments	20,501	81,378	5,342	–	989,122	90,996	(138,651)	(53,885)
Change in unrealized gain (loss) on investments	65,808	(442,804)	25,995	–	(2,230,701)	(11,140,617)	128,189	(298,805)
Reinvested capital gains	–	–	–	–	–	2,253,484	–	69,578

Net increase (decrease) in contract owners’ equity resulting from operations	414,134	10,720	24,877	–	7,624,424	102,470	187,216	(91,414)

Equity transactions:
Purchase payments received from contract owners (note 3)	125,555	165,657	75,046	–	5,961,978	6,195,746	184,860	167,624
Transfers between funds	(115,058)	(274,063)	1,106,318	–	(28,388,474)	(11,831,462)	(126,418)	(558,114)
Redemptions (note 3)	(611,536)	(749,562)	(40,043)	–	(38,735,418)	(34,809,051)	(934,878)	(982,749)
Annuity benefits	(194)	(127)	–	–	(112,350)	(118,313)	(761)	(522)
Annual contract maintenance charges (note 2)	–	–	(6)	–	(2,913)	(2,907)	–	–
Contingent deferred sales charges (note 2)	(7,348)	(23,134)	(71)	–	(350,658)	(460,366)	(9,974)	(24,071)
Adjustments to maintain reserves	(922)	(436)	(38)	–	15,852	10,052	(2,748)	(560)

Net equity transactions	(609,503)	(881,665)	1,141,206	–	(61,611,983)	(41,016,301)	(889,919)	(1,398,392)

Net change in contract owners’ equity	(195,369)	(870,945)	1,166,083	–	(53,987,559)	(40,913,831)	(702,703)	(1,489,806)
Contract owners’ equity beginning of period	5,329,590	6,200,535	–	–	322,030,517	362,944,348	9,970,974	11,460,780

Contract owners’ equity end of period	$5,134,221	5,329,590	1,166,083	–	268,042,958	322,030,517	9,268,271	9,970,974

CHANGES IN UNITS:
Beginning units	429,576	501,358	–	–	24,642,363	27,791,514	906,385	1,034,363

Units purchased	48,007	46,931	179,085	–	1,951,744	2,365,425	103,654	40,189
Units redeemed	(96,179)	(118,713)	(65,965)	–	(6,670,256)	(5,514,576)	(183,865)	(168,167)

Ending units	381,404	429,576	113,120	–	19,923,851	24,642,363	826,174	906,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEIS		FidVIPEIS2		FidVIPGrS		FidVIPGrS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$15,403,316	3,504,344	185,854	(47,170)	(4,167,155)	(4,174,995)	(95,599)	(88,232)
Realized gain (loss) on investments	12,099,854	(189,480)	630,460	598,129	(14,229,939)	(61,306,506)	247,854	177,832
Change in unrealized gain (loss) on investments	13,001,591	564,372	(112,135)	(600,880)	42,655,600	86,046,779	119,400	101,006
Reinvested capital gains	95,223,574	31,014,763	1,982,765	584,560	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	135,728,335	34,893,999	2,686,944	534,639	24,258,506	20,565,278	271,655	190,606

Equity transactions:
Purchase payments received from contract owners (note 3)	14,731,729	15,383,040	378,934	204,295	9,371,171	11,471,845	110,551	92,240
Transfers between funds	(25,488,597)	(39,466,710)	(398,585)	(358,603)	(40,807,660)	(66,870,521)	(62,501)	(24,026)
Redemptions (note 3)	(126,111,549)	(96,606,476)	(840,200)	(1,431,465)	(76,806,888)	(64,249,579)	(463,136)	(426,046)
Annuity benefits	(213,877)	(206,155)	–	–	(92,795)	(130,362)	–	–
Annual contract maintenance charges (note 2)	(10,842)	(11,027)	–	–	(20,017)	(22,549)	–	–
Contingent deferred sales charges (note 2)	(873,633)	(1,095,914)	(10,758)	(29,526)	(566,079)	(945,800)	(7,474)	(8,346)
Adjustments to maintain reserves	76,635	62,825	(853)	(731)	36,778	10,202	(344)	(315)

Net equity transactions	(137,890,134)	(121,940,417)	(871,462)	(1,616,030)	(108,885,490)	(120,736,764)	(422,904)	(366,493)

Net change in contract owners’ equity	(2,161,799)	(87,046,418)	1,815,482	(1,081,391)	(84,626,984)	(100,171,486)	(151,249)	(175,887)
Contract owners’ equity beginning of period	808,027,255	895,073,673	15,660,964	16,742,355	514,171,880	614,343,366	5,916,818	6,092,705

Contract owners’ equity end of period	$805,865,456	808,027,255	17,476,446	15,660,964	429,544,896	514,171,880	5,765,569	5,916,818

CHANGES IN UNITS:
Beginning units	54,528,487	63,110,573	1,326,705	1,470,503	41,679,172	51,970,948	584,358	622,916

Units purchased	4,547,326	4,069,521	118,936	77,907	1,921,322	3,248,322	35,574	48,005
Units redeemed	(13,303,955)	(12,651,607)	(188,320)	(221,705)	(10,535,938)	(13,540,098)	(75,579)	(86,563)

Ending units	45,771,858	54,528,487	1,257,321	1,326,705	33,064,556	41,679,172	544,353	584,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPHIS		FidVIPOvS		FidVIPOvS2R		FidVIPOvSR
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$12,919,897	34,015,188	(187,786)	(329,686)	(108,577)	(107,981)	(390,779)	(552,421)
Realized gain (loss) on investments	(4,442,921)	(2,512,243)	5,459,327	2,500,566	719,691	485,264	12,483,983	2,733,609
Change in unrealized gain (loss) on investments	11,317,675	(28,013,132)	3,833,602	7,592,228	767,562	889,308	3,232,981	12,348,892
Reinvested capital gains	–	–	405,385	335,275	61,215	42,654	670,331	432,945

Net increase (decrease) in contract owners’ equity resulting from operations	19,794,651	3,489,813	9,510,528	10,098,383	1,439,891	1,309,245	15,996,516	14,963,025

Equity transactions:
Purchase payments received from contract owners (note 3)	3,552,051	4,482,770	157,099	172,656	168,329	176,174	3,911,467	3,173,338
Transfers between funds	(5,594,088)	(23,722,352)	(3,885,735)	(3,848,583)	(13,429)	305,071	71,041	5,479,057
Redemptions (note 3)	(39,899,699)	(33,075,098)	(10,757,311)	(7,030,761)	(550,346)	(806,527)	(14,258,567)	(7,191,153)
Annuity benefits	(58,997)	(54,918)	(21,311)	(21,184)	(235)	(136)	(34,366)	(31,327)
Annual contract maintenance charges (note 2)	(2,800)	(3,218)	(939)	(965)	–	–	(1,483)	(1,020)
Contingent deferred sales charges (note 2)	(240,826)	(315,609)	(59,816)	(69,108)	(9,646)	(22,329)	(117,709)	(82,650)
Adjustments to maintain reserves	24,295	8,230	10,700	21,626	(1,273)	(462)	17,655	4,340

Net equity transactions	(42,220,064)	(52,680,195)	(14,557,313)	(10,776,319)	(406,600)	(348,209)	(10,411,962)	1,350,585

Net change in contract owners’ equity	(22,425,413)	(49,190,382)	(5,046,785)	(677,936)	1,033,291	961,036	5,584,554	16,313,610
Contract owners’ equity beginning of period	229,048,725	278,239,107	65,676,892	66,354,828	9,471,729	8,510,693	100,947,945	84,634,335

Contract owners’ equity end of period	$206,623,312	229,048,725	60,630,107	65,676,892	10,505,020	9,471,729	106,532,499	100,947,945

CHANGES IN UNITS:
Beginning units	22,786,741	28,067,837	4,468,213	5,309,091	675,789	708,262	6,958,794	6,862,770

Units purchased	11,346,552	17,108,118	11,538	13,584	76,264	85,871	1,983,837	1,773,822
Units redeemed	(15,459,599)	(22,389,214)	(951,036)	(854,462)	(103,730)	(118,344)	(2,648,950)	(1,677,798)

Ending units	18,673,694	22,786,741	3,528,715	4,468,213	648,323	675,789	6,293,681	6,958,794

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPConS		FidVIPConS2		FidVIPIGBdS		FidVIPGrOpS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(796,356)	(7,964,083)	(151,231)	(274,158)	1,301,026	763,122	(287,137)	(171,850)
Realized gain (loss) on investments	29,610,411	7,156,883	1,173,299	551,547	(984,322)	(521,044)	(4,212,822)	(6,257,899)
Change in unrealized gain (loss) on investments	(13,800,683)	119,554,943	(909,351)	1,986,759	1,379,282	(694,030)	6,640,028	11,918,727
Reinvested capital gains	70,334,936	145,369	1,524,461	2,899	122,570	771,945	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,348,308	118,893,112	1,637,178	2,267,047	1,818,556	319,993	2,140,069	5,488,978

Equity transactions:
Purchase payments received from contract owners (note 3)	25,741,947	19,671,618	537,227	379,712	3,344,169	2,168,417	1,928,004	1,243,474
Transfers between funds	5,826,534	78,980,586	63,494	979,363	15,400,668	21,259,581	(4,648,067)	(4,535,033)
Redemptions (note 3)	(140,024,654)	(93,506,536)	(1,236,628)	(991,803)	(7,434,620)	(5,241,235)	(15,900,600)	(13,038,776)
Annuity benefits	(303,254)	(211,800)	–	–	(48,909)	(34,865)	(18,719)	(23,435)
Annual contract maintenance charges (note 2)	(26,249)	(24,002)	–	–	(1,015)	(668)	(1,625)	(1,791)
Contingent deferred sales charges (note 2)	(969,211)	(1,101,987)	(19,227)	(17,917)	(67,393)	(31,983)	(68,929)	(126,978)
Adjustments to maintain reserves	127,256	134,983	(929)	(714)	(340)	(1,213)	3,628	8,168

Net equity transactions	(109,627,631)	3,942,862	(656,063)	348,641	11,192,560	18,118,034	(18,706,308)	(16,474,371)

Net change in contract owners’ equity	(24,279,323)	122,835,974	981,115	2,615,688	13,011,116	18,438,027	(16,566,239)	(10,985,393)
Contract owners’ equity beginning of period	893,010,808	770,174,834	17,887,257	15,271,569	49,502,380	31,064,353	77,214,395	88,199,788

Contract owners’ equity end of period	$868,731,485	893,010,808	18,868,372	17,887,257	62,513,496	49,502,380	60,648,156	77,214,395

CHANGES IN UNITS:
Beginning units	48,190,974	47,949,091	1,274,568	1,246,619	4,565,853	2,891,195	7,586,186	9,323,234

Units purchased	7,305,460	11,688,025	161,648	163,184	3,790,753	3,026,118	629,952	450,864
Units redeemed	(13,036,453)	(11,446,142)	(207,168)	(135,235)	(2,841,359)	(1,351,460)	(2,482,045)	(2,187,912)

Ending units	42,459,981	48,190,974	1,229,048	1,274,568	5,515,247	4,565,853	5,734,093	7,586,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(99,408)	–	(229,413)	(203,030)	(253,802)	(571,181)	(39,782)	(47,578)
Realized gain (loss) on investments	(35,841)	–	857,802	535,668	(805,882)	(327,641)	72,039	258,697
Change in unrealized gain (loss) on investments	1,336,931	–	(896,562)	1,164,979	(1,637,486)	(1,212,145)	(136,469)	(310,749)
Reinvested capital gains	–	–	1,638,948	180,371	8,072,471	1,750,405	457,279	88,094

Net increase (decrease) in contract owners’ equity resulting from operations	1,201,682	–	1,370,775	1,677,988	5,375,301	(360,562)	353,067	(11,536)

Equity transactions:
Purchase payments received from contract owners (note 3)	849,455	–	891,941	758,804	1,381,621	1,358,837	70,934	54,656
Transfers between funds	22,533,031	–	445,993	650,476	(7,867,413)	(11,555,979)	(16,219)	(188,588)
Redemptions (note 3)	(893,442)	–	(926,839)	(928,797)	(6,405,537)	(4,718,417)	(215,408)	(172,939)
Annuity benefits	–	–	(49,870)	(12,674)	(40,237)	(27,822)	–	–
Annual contract maintenance charges (note 2)	(85)	–	–	–	(1,055)	(749)	–	–
Contingent deferred sales charges (note 2)	(5,107)	–	(14,540)	(22,912)	(67,825)	(79,682)	(4,894)	(1,880)
Adjustments to maintain reserves	1,041	–	1,333	(977)	7,687	2,871	(217)	(248)

Net equity transactions	22,484,893	–	348,018	443,920	(12,992,759)	(15,020,941)	(165,804)	(308,999)

Net change in contract owners’ equity	23,686,575	–	1,718,793	2,121,908	(7,617,458)	(15,381,503)	187,263	(320,535)
Contract owners’ equity beginning of period	–	–	12,764,476	10,642,568	44,314,767	59,696,270	2,603,222	2,923,757

Contract owners’ equity end of period	$23,686,575	–	14,483,269	12,764,476	36,697,309	44,314,767	2,790,485	2,603,222

CHANGES IN UNITS:
Beginning units	–	–	734,732	741,487	3,312,290	4,540,152	200,980	226,885

Units purchased	2,714,676	–	106,190	99,096	1,269,904	1,518,087	17,645	28,413
Units redeemed	(494,775)	–	(114,539)	(105,851)	(2,200,290)	(2,745,949)	(29,405)	(54,318)

Ending units	2,219,901	–	726,383	734,732	2,381,904	3,312,290	189,220	200,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree10S2		FidVIPFree20S
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$9,048	36	31,507	–	273	18	21,804	–
Realized gain (loss) on investments	(324,363)	75	172	–	245	5	6,903	–
Change in unrealized gain (loss) on investments	(1,201,637)	898	64,967	–	1,894	144	91,575	–
Reinvested capital gains	1,452,792	1,612	11,260	–	156	–	19,191	–

Net increase (decrease) in contract owners’ equity resulting from operations	(64,160)	2,621	107,906	–	2,568	167	139,473	–

Equity transactions:
Purchase payments received from contract owners (note 3)	740,354	27,823	201,427	–	28,000	10,289	223,651	–
Transfers between funds	11,557,385	6,163	2,369,899	–	–	–	1,944,228	–
Redemptions (note 3)	(733,084)	(964)	(16,644)	–	(1,431)	–	(125,321)	–
Annuity benefits	(7,066)	(846)	–	–	(2,664)	(345)	–	–
Annual contract maintenance charges (note 2)	(49)	–	(4)	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,458)	–	–	–	–	–	(1,970)	–
Adjustments to maintain reserves	893	(5)	151	–	159	(4)	(7)	–

Net equity transactions	11,551,975	32,171	2,554,829	–	24,064	9,940	2,040,581	–

Net change in contract owners’ equity	11,487,815	34,792	2,662,735	–	26,632	10,107	2,180,054	–
Contract owners’ equity beginning of period	34,792	–	–	–	10,107	–	–	–

Contract owners’ equity end of period	$11,522,607	34,792	2,662,735	–	36,739	10,107	2,180,054	–

CHANGES IN UNITS:
Beginning units	2,596	–	–	–	944	–	–	–

Units purchased	1,685,712	2,727	239,862	–	2,511	975	221,050	–
Units redeemed	(595,417)	(131)	(1,681)	–	(284)	(31)	(17,977)	–

Ending units	1,092,891	2,596	238,181	–	3,171	944	203,073	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPFree20S2		FidVIPFree30S		FidVIPFree30S2		FICoreEq
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$21	20	10,338	–	(53)	20	(1,413)	5,308
Realized gain (loss) on investments	72	–	104	–	308	–	1,300	52,827
Change in unrealized gain (loss) on investments	1,892	(45)	27,087	–	7,368	(48)	(128,389)	(186,026)
Reinvested capital gains	306	–	9,449	–	1,621	–	141,045	45,618

Net increase (decrease) in contract owners’ equity resulting from operations	2,291	(25)	46,978	–	9,244	(28)	12,543	(82,273)

Equity transactions:
Purchase payments received from contract owners (note 3)	29,390	4,200	119,997	–	152,597	4,200	271	35,484
Transfers between funds	–	–	786,181	–	–	–	(1,414,115)	(254,036)
Redemptions (note 3)	–	–	(5,000)	–	(1,201)	–	(504,621)	(72,045)
Annuity benefits	(1,723)	–	–	–	(6,796)	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1)	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	–	(9)	–	–	–	(221)	(1,638)
Adjustments to maintain reserves	205	(1)	40	–	518	3	(39)	(538)

Net equity transactions	27,872	4,199	901,208	–	145,118	4,203	(1,918,725)	(292,773)

Net change in contract owners’ equity	30,163	4,174	948,186	–	154,362	4,175	(1,906,182)	(375,046)
Contract owners’ equity beginning of period	4,174	–	–	–	4,175	–	1,906,182	2,281,228

Contract owners’ equity end of period	$34,337	4,174	948,186	–	158,537	4,175	–	1,906,182

CHANGES IN UNITS:
Beginning units	379	–	–	–	372	–	199,531	229,886

Units purchased	2,610	379	86,721	–	13,078	372	282	6,525
Units redeemed	(137)	–	(729)	–	(620)	–	(199,813)	(36,880)

Ending units	2,852	379	85,992	–	12,830	372	–	199,531

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FHCapAp		FrVIPIncSec2		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,050)	(7,489)	(64,149)	–	(5,248)	(2,656)	(60,718)	(1,783)
Realized gain (loss) on investments	37,284	15,163	3,308	–	21,704	7,011	386,792	5,295
Change in unrealized gain (loss) on investments	(237,567)	(58,767)	2,016,503	–	154,512	17,990	949,241	18,019
Reinvested capital gains	313,092	80,936	7,914	–	6,863	3,723	44,120	1,922

Net increase (decrease) in contract owners’ equity resulting from operations	111,759	29,843	1,963,576	–	177,831	26,068	1,319,435	23,453

Equity transactions:
Purchase payments received from contract owners (note 3)	–	15,704	2,053,170	–	322,881	502,224	317,796	144,346
Transfers between funds	(584,537)	(11,175)	34,352,694	–	69,656	25,128	13,092,836	47,141
Redemptions (note 3)	(793,051)	(39,155)	(1,218,614)	–	(38,098)	(56,778)	(1,193,387)	(3,462)
Annuity benefits	–	–	(6,254)	–	(92,944)	(41,672)	(35,313)	(27,513)
Annual contract maintenance charges (note 2)	–	–	(51)	–	2	–	(17)	–
Contingent deferred sales charges (note 2)	(160)	(1,120)	(3,185)	–	(666)	–	(14,288)	–
Adjustments to maintain reserves	23	(88)	1,127	–	1,991	1,018	2,521	1,130

Net equity transactions	(1,377,725)	(35,834)	35,178,887	–	262,822	429,920	12,170,148	161,642

Net change in contract owners’ equity	(1,265,966)	(5,991)	37,142,463	–	440,653	455,988	13,489,583	185,095
Contract owners’ equity beginning of period	1,265,966	1,271,957	–	–	935,884	479,896	418,165	233,070

Contract owners’ equity end of period	$–	1,265,966	37,142,463	–	1,376,537	935,884	13,907,748	418,165

CHANGES IN UNITS:
Beginning units	89,067	91,705	–	–	82,712	42,724	29,831	17,859

Units purchased	11	1,249	3,705,062	–	29,617	46,279	1,867,448	13,639
Units redeemed	(89,078)	(3,887)	(405,369)	–	(5,929)	(6,291)	(663,385)	(1,667)

Ending units	–	89,067	3,299,693	–	106,400	82,712	1,233,894	29,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(11,916)	(341)	14	(117)	(12,574)	(304)	5,940	(206)
Realized gain (loss) on investments	(54,790)	45	4,825	1,646	22,978	3,045	(17,733)	23
Change in unrealized gain (loss) on investments	691,114	9,429	13,451	6,520	516,067	14,990	529,690	308
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	624,408	9,133	18,290	8,049	526,471	17,731	517,897	125

Equity transactions:
Purchase payments received from contract owners (note 3)	143,504	133,576	–	–	378,939	183,247	385,380	76,047
Transfers between funds	5,481,090	7,988	–	–	5,152,453	181,043	11,345,706	–
Redemptions (note 3)	(240,282)	(498)	(677)	(629)	(135,646)	(16,458)	(419,513)	(1,422)
Annuity benefits	(19,391)	(2,069)	(13,725)	(12,245)	(29,736)	(7,520)	(8,867)	(3,274)
Annual contract maintenance charges (note 2)	(1)	–	–	–	(8)	–	(6)	–
Contingent deferred sales charges (note 2)	(4,599)	–	–	–	(1,039)	–	(3,061)	–
Adjustments to maintain reserves	730	19	562	410	1,312	384	698	(1)

Net equity transactions	5,361,051	139,016	(13,840)	(12,464)	5,366,275	340,696	11,300,337	71,350

Net change in contract owners’ equity	5,985,459	148,149	4,450	(4,415)	5,892,746	358,427	11,818,234	71,475
Contract owners’ equity beginning of period	148,149	–	99,962	104,377	399,267	40,840	71,475	–

Contract owners’ equity end of period	$6,133,608	148,149	104,412	99,962	6,292,013	399,267	11,889,709	71,475

CHANGES IN UNITS:
Beginning units	11,667	–	7,345	8,344	32,270	3,590	7,294	–

Units purchased	593,554	11,875	–	–	537,294	30,451	1,273,309	7,718
Units redeemed	(121,373)	(208)	(948)	(999)	(64,183)	(1,771)	(174,267)	(424)

Ending units	483,848	11,667	6,397	7,345	505,381	32,270	1,106,336	7,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITAstAll2		GVITBnd2		GVITGlobGr2		GVITGrowth2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$281,463	–	20,232	–	(50,005)	–	44,135	–
Realized gain (loss) on investments	1,569	–	1,855	–	12,674	–	(42,679)	–
Change in unrealized gain (loss) on investments	870,806	–	303,017	–	1,436,237	–	1,200,909	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,153,838	–	325,104	–	1,398,906	–	1,202,365	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,552,911	–	635,935	–	525,261	–	1,068,070	–
Transfers between funds	20,134,746	–	12,946,095	–	16,917,061	–	20,231,094	–
Redemptions (note 3)	(871,953)	–	(537,611)	–	(544,373)	–	(664,907)	–
Annuity benefits	(3,758)	–	(617)	–	(1,393)	–	(2,975)	–
Annual contract maintenance charges (note 2)	(39)	–	(6)	–	(30)	–	(32)	–
Contingent deferred sales charges (note 2)	(3,010)	–	(5,860)	–	(4,746)	–	(3,398)	–
Adjustments to maintain reserves	6,579	–	7,997	–	654	–	(110)	–

Net equity transactions	20,815,476	–	13,045,933	–	16,892,434	–	20,627,742	–

Net change in contract owners’ equity	21,969,314	–	13,371,037	–	18,291,340	–	21,830,107	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$21,969,314	–	13,371,037	–	18,291,340	–	21,830,107	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	2,176,136	–	1,442,263	–	1,849,586	–	2,379,981	–
Units redeemed	(113,374)	–	(178,845)	–	(171,243)	–	(282,116)	–

Ending units	2,062,762	–	1,263,418	–	1,678,343	–	2,097,865	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITEmMrkts
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$28	(3)	573,963	119,092	5,321	(2,912)	(21,900)	(23,056)
Realized gain (loss) on investments	89	43	3,000,126	1,563,726	83,169	16,691	512,472	146,235
Change in unrealized gain (loss) on investments	472	240	5,471,388	2,067,613	132,008	63,239	834,749	590,534
Reinvested capital gains	307	147	4,327,033	1,959,994	117,651	31,980	52,364	370,280

Net increase (decrease) in contract owners’ equity resulting from operations	896	427	13,372,510	5,710,425	338,149	108,998	1,377,685	1,083,993

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	1,895,565	1,981,157	187,804	143,334	49,403	31,684
Transfers between funds	–	–	17,355,746	20,098,164	615,237	472,239	(412,045)	(136,582)
Redemptions (note 3)	–	–	(7,582,238)	(4,704,124)	(148,296)	(32,982)	(588,119)	(247,924)
Annuity benefits	(361)	(319)	(112)	–	(22,267)	(13,793)	(7,976)	(7,472)
Annual contract maintenance charges (note 2)	–	–	(1,067)	(492)	15	–	(256)	(247)
Contingent deferred sales charges (note 2)	–	–	(59,957)	(41,240)	(1,333)	(769)	(6,092)	(5,561)
Adjustments to maintain reserves	–	16	12,428	26,135	(1,120)	(441)	1,995	11,164

Net equity transactions	(361)	(303)	11,620,365	17,359,600	630,040	567,588	(963,090)	(354,938)

Net change in contract owners’ equity	535	124	24,992,875	23,070,025	968,189	676,586	414,595	729,055
Contract owners’ equity beginning of period	4,465	4,341	58,153,730	35,083,705	1,250,472	573,886	4,476,639	3,747,584

Contract owners’ equity end of period	$5,000	4,465	83,146,605	58,153,730	2,218,661	1,250,472	4,891,234	4,476,639

CHANGES IN UNITS:
Beginning units	313	336	3,202,480	2,138,241	67,378	28,799	260,253	284,119

Units purchased	–	–	1,957,589	2,372,926	73,692	45,860	10,359	10,018
Units redeemed	(23)	(23)	(1,386,946)	(1,308,687)	(30,543)	(7,281)	(60,295)	(33,884)

Ending units	290	313	3,773,123	3,202,480	110,527	67,378	210,317	260,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITEmMrkts3		GVITEmMrkts6		GVITFHiInc		GVITFHiInc3
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(532,698)	(398,310)	(12,486)	(4,277)	6,265,702	9,471,598	2,876,032	1,503,640
Realized gain (loss) on investments	12,605,318	3,064,979	63,861	16,186	(884,821)	4,571,114	(144,902)	199,298
Change in unrealized gain (loss) on investments	15,693,153	7,580,626	203,944	40,584	3,854,809	(13,596,882)	1,689,520	(666,424)
Reinvested capital gains	1,161,183	7,521,660	12,226	46,336	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	28,926,956	17,768,955	267,545	98,829	9,235,690	445,830	4,420,650	1,036,514

Equity transactions:
Purchase payments received from contract owners (note 3)	3,268,178	2,087,093	113,938	22,314	219,079	2,287,065	2,520,584	1,838,961
Transfers between funds	955,967	35,798,884	538,433	331,313	(18,199,879)	(72,569,957)	16,001,942	39,385,625
Redemptions (note 3)	(14,113,819)	(5,799,640)	(125,025)	(9,327)	(17,967,923)	(24,180,431)	(4,978,385)	(2,294,073)
Annuity benefits	(16,872)	(5,890)	–	–	(42,733)	(47,278)	(11,411)	(2,108)
Annual contract maintenance charges (note 2)	(1,992)	(987)	–	–	(1,067)	(1,474)	(345)	(65)
Contingent deferred sales charges (note 2)	(123,670)	(65,567)	(2,435)	(69)	(102,509)	(344,082)	(43,300)	(21,822)
Adjustments to maintain reserves	38,607	9,656	(137)	(36)	5,218	(304)	2,857	582

Net equity transactions	(9,993,601)	32,023,549	524,774	344,195	(36,089,814)	(94,856,461)	13,491,942	38,907,100

Net change in contract owners’ equity	18,933,355	49,792,504	792,319	443,024	(26,854,124)	(94,410,631)	17,912,592	39,943,614
Contract owners’ equity beginning of period	95,278,801	45,486,297	598,733	155,709	122,551,123	216,961,754	39,943,614	–

Contract owners’ equity end of period	$114,212,156	95,278,801	1,391,052	598,733	95,696,999	122,551,123	57,856,206	39,943,614

CHANGES IN UNITS:
Beginning units	4,965,345	3,106,247	39,305	13,294	8,998,545	16,155,881	3,808,514	–

Units purchased	2,909,379	3,658,064	48,032	32,797	23,004	1,979,048	3,621,782	5,680,419
Units redeemed	(3,468,178)	(1,798,966)	(19,199)	(6,786)	(2,599,467)	(9,136,384)	(2,385,994)	(1,871,905)

Ending units	4,406,546	4,965,345	68,138	39,305	6,422,082	8,998,545	5,044,302	3,808,514

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntIdx8		GVITGlFin		GVITGlFin3		GVITGlHlth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,110	–	221	264	82,705	66,469	(1,261)	(1,312)
Realized gain (loss) on investments	10,218	–	1,703	652	976,858	96,730	54	815
Change in unrealized gain (loss) on investments	108,512	–	446	(1,228)	(209,404)	(402,074)	2,566	(3,915)
Reinvested capital gains	–	–	3,740	3,613	1,505,785	1,024,182	–	11,570

Net increase (decrease) in contract owners’ equity resulting from operations	123,840	–	6,110	3,301	2,355,944	785,307	1,359	7,158

Equity transactions:
Purchase payments received from contract owners (note 3)	54,675	–	–	–	515,572	171,815	–	–
Transfers between funds	1,275,851	–	–	–	(73,448)	2,713,627	(797)	–
Redemptions (note 3)	(152,502)	–	(1,313)	(1,092)	(1,799,843)	(741,873)	(3,080)	(3,133)
Annuity benefits	(3,591)	–	(10,236)	(8,942)	–	–	(4,342)	(4,572)
Annual contract maintenance charges (note 2)	(16)	–	–	–	(118)	(91)	–	–
Contingent deferred sales charges (note 2)	(4,732)	–	–	–	(18,814)	(8,560)	–	–
Adjustments to maintain reserves	28	–	101	94	3,287	670	126	428

Net equity transactions	1,169,713	–	(11,448)	(9,940)	(1,373,364)	2,135,588	(8,093)	(7,277)

Net change in contract owners’ equity	1,293,553	–	(5,338)	(6,639)	982,580	2,920,895	(6,734)	(119)
Contract owners’ equity beginning of period	–	–	37,710	44,349	11,984,534	9,063,639	104,566	104,685

Contract owners’ equity end of period	$1,293,553	–	32,372	37,710	12,967,114	11,984,534	97,832	104,566

CHANGES IN UNITS:
Beginning units	–	–	2,396	3,093	740,148	614,645	8,212	8,804

Units purchased	138,008	–	–	–	652,190	468,114	–	–
Units redeemed	(22,651)	–	(665)	(697)	(717,563)	(342,611)	(637)	(592)

Ending units	115,357	–	1,731	2,396	674,775	740,148	7,575	8,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlHlth3		GVITGlTech		GVITGlTech3		GVITGlUtl
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(368,337)	(413,794)	(26,473)	(31,503)	(124,220)	(131,093)	847	520
Realized gain (loss) on investments	(195,716)	607,783	(17,065)	(132,667)	8,561	(482,381)	2,082	4,215
Change in unrealized gain (loss) on investments	860,717	(1,642,057)	237,683	52,012	1,194,051	(103,878)	14,120	(9,702)
Reinvested capital gains	–	3,657,705	–	–	–	–	4,227	8,991

Net increase (decrease) in contract owners’ equity resulting from operations	296,664	2,209,637	194,145	(112,158)	1,078,392	(717,352)	21,276	4,024

Equity transactions:
Purchase payments received from contract owners (note 3)	946,107	945,777	24,472	19,662	330,366	446,125	–	–
Transfers between funds	(4,162,397)	3,281,255	(395,267)	(359,958)	2,013,959	(3,411,687)	–	(13,603)
Redemptions (note 3)	(4,015,324)	(3,156,162)	(331,457)	(271,901)	(1,195,447)	(1,029,124)	(6,475)	(5,326)
Annuity benefits	(2,719)	(661)	(1,259)	(1,458)	(202)	(217)	(1,185)	(1,800)
Annual contract maintenance charges (note 2)	(500)	(367)	(182)	(223)	(352)	(307)	–	–
Contingent deferred sales charges (note 2)	(41,653)	(46,237)	(4,219)	(5,521)	(15,892)	(19,101)	–	–
Adjustments to maintain reserves	536	2,378	154	15	469	(3,742)	328	465

Net equity transactions	(7,275,950)	1,025,983	(707,758)	(619,384)	1,132,901	(4,018,053)	(7,332)	(20,264)

Net change in contract owners’ equity	(6,979,286)	3,235,620	(513,613)	(731,542)	2,211,293	(4,735,405)	13,944	(16,240)
Contract owners’ equity beginning of period	32,766,480	29,530,860	2,507,026	3,238,568	10,139,668	14,875,073	60,835	77,075

Contract owners’ equity end of period	$25,787,194	32,766,480	1,993,413	2,507,026	12,350,961	10,139,668	74,779	60,835

CHANGES IN UNITS:
Beginning units	2,518,573	2,433,103	788,346	997,831	916,675	1,321,233	4,277	5,693

Units purchased	692,790	1,448,665	6,067	7,795	798,536	403,581	–	–
Units redeemed	(1,257,017)	(1,363,195)	(221,533)	(217,280)	(698,611)	(808,139)	(407)	(1,416)

Ending units	1,954,346	2,518,573	572,880	788,346	1,016,600	916,675	3,870	4,277

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITGlUtl3		GVITGvtBd		GVITGvtBd2		GVITGrowth
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$420,614	213,186	14,884,807	15,148,679	298,170	264,129	(707,507)	(807,533)
Realized gain (loss) on investments	698,996	1,539,770	(7,179,392)	(1,787,914)	(203,158)	(139,176)	2,338,198	1,467,806
Change in unrealized gain (loss) on investments	5,750,416	(3,808,585)	(1,647,580)	(2,066,694)	(54,664)	42,161	1,433,040	3,448,825
Reinvested capital gains	2,056,144	3,230,307	4,089,356	1,102,797	116,491	30,292	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,926,170	1,174,678	10,147,191	12,396,868	156,839	197,406	3,063,731	4,109,098

Equity transactions:
Purchase payments received from contract owners (note 3)	414,552	734,445	9,863,337	11,038,692	67,060	344,562	1,596,628	2,029,520
Transfers between funds	9,984,626	3,658,227	(13,946,978)	(13,847,680)	(330,450)	(107,854)	(5,026,723)	(5,126,252)
Redemptions (note 3)	(3,863,873)	(2,682,154)	(96,449,345)	(82,361,264)	(1,182,424)	(2,243,986)	(14,615,663)	(11,976,586)
Annuity benefits	–	–	(286,401)	(228,572)	(753)	(18,385)	(20,253)	(24,680)
Annual contract maintenance charges (note 2)	(126)	(100)	(7,514)	(8,954)	–	–	(6,045)	(6,983)
Contingent deferred sales charges (note 2)	(30,785)	(24,270)	(775,276)	(1,100,408)	(17,528)	(38,497)	(64,636)	(142,591)
Adjustments to maintain reserves	7,814	7,017	25,114	28,563	(5,230)	(891)	1,065	3,957

Net equity transactions	6,512,208	1,693,165	(101,577,063)	(86,479,623)	(1,469,325)	(2,065,051)	(18,135,627)	(15,243,615)

Net change in contract owners’ equity	15,438,378	2,867,843	(91,429,872)	(74,082,755)	(1,312,486)	(1,867,645)	(15,071,896)	(11,134,517)
Contract owners’ equity beginning of period	22,577,766	19,709,923	578,074,519	652,157,274	15,768,959	17,636,604	77,534,778	88,669,295

Contract owners’ equity end of period	$38,016,144	22,577,766	486,644,647	578,074,519	14,456,473	15,768,959	62,462,882	77,534,778

CHANGES IN UNITS:
Beginning units	1,719,422	1,576,428	42,401,094	48,795,618	1,433,490	1,628,935	10,681,078	12,847,793

Units purchased	1,285,064	1,312,585	5,166,947	6,637,077	98,204	80,998	579,285	1,097,251
Units redeemed	(875,938)	(1,169,591)	(12,581,604)	(13,031,601)	(225,904)	(276,443)	(3,034,869)	(3,263,966)

Ending units	2,128,548	1,719,422	34,986,437	42,401,094	1,305,790	1,433,490	8,225,494	10,681,078

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIntGro		GVITIntGro3		GVITIDAgg2		GVITIDCon2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,021)	(2,644)	(53,522)	(24,416)	586,335	395,899	1,912,170	1,598,223
Realized gain (loss) on investments	170,797	58,282	3,821,189	911,771	2,269,706	2,469,039	1,796,995	1,227,706
Change in unrealized gain (loss) on investments	218,990	248,739	5,268,623	3,066,029	7,774,707	346,332	169,994	(3,087,471)
Reinvested capital gains	3,378	2,954	84,223	54,445	1,199,291	1,433,370	1,116,852	2,362,226

Net increase (decrease) in contract owners’ equity resulting from operations	392,144	307,331	9,120,513	4,007,829	11,830,039	4,644,640	4,996,011	2,100,684

Equity transactions:
Purchase payments received from contract owners (note 3)	15,942	5,106	1,497,952	604,645	5,183,365	4,002,520	2,473,516	3,758,724
Transfers between funds	(44,591)	(40,124)	16,447,868	13,227,118	5,479,350	5,462,880	4,851,772	5,656,161
Redemptions (note 3)	(157,407)	(130,197)	(4,680,190)	(1,182,432)	(7,009,511)	(4,400,569)	(16,282,062)	(13,087,490)
Annuity benefits	(3,112)	(2,372)	–	–	(79,020)	(68,987)	(98,498)	(165,870)
Annual contract maintenance charges (note 2)	(75)	(72)	(394)	(143)	(7,368)	(4,859)	(1,802)	(1,583)
Contingent deferred sales charges (note 2)	(2,663)	(1,939)	(50,495)	(22,820)	(115,245)	(88,561)	(175,727)	(188,336)
Adjustments to maintain reserves	483	184	13,433	4,153	10,390	6,843	5,141	5,988

Net equity transactions	(191,423)	(169,414)	13,228,174	12,630,521	3,461,961	4,909,267	(9,227,660)	(4,022,406)

Net change in contract owners’ equity	200,721	137,917	22,348,687	16,638,350	15,292,000	9,553,907	(4,231,649)	(1,921,722)
Contract owners’ equity beginning of period	1,300,550	1,162,633	24,441,820	7,803,470	76,652,365	67,098,458	108,319,945	110,241,667

Contract owners’ equity end of period	$1,501,271	1,300,550	46,790,507	24,441,820	91,944,365	76,652,365	104,088,296	108,319,945

CHANGES IN UNITS:
Beginning units	138,198	158,756	1,621,932	665,501	5,839,704	5,429,388	9,613,350	10,005,688

Units purchased	16,605	6,055	2,073,825	1,340,732	1,631,270	2,188,672	4,255,398	2,761,045
Units redeemed	(33,609)	(26,613)	(1,333,731)	(384,301)	(1,408,816)	(1,778,356)	(5,052,516)	(3,153,383)

Ending units	121,194	138,198	2,362,026	1,621,932	6,062,158	5,839,704	8,816,232	9,613,350

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITIDMod2		GVITIDModAg2		GVITIDModCon2		GVITJPBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,129,172	4,255,028	2,296,878	1,803,715	2,496,408	2,309,549	1,431,578	1,171,254
Realized gain (loss) on investments	12,094,944	4,655,048	9,788,600	7,178,510	8,361,244	4,688,914	228,047	(923,120)
Change in unrealized gain (loss) on investments	23,492,845	1,139,778	17,871,013	(235,106)	(1,177,891)	(4,379,564)	11,927,208	1,586,345
Reinvested capital gains	4,284,820	7,483,502	3,386,151	5,069,317	2,387,079	3,285,996	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	45,001,781	17,533,356	33,342,642	13,816,436	12,066,840	5,904,895	13,586,833	1,834,479

Equity transactions:
Purchase payments received from contract owners (note 3)	24,071,094	22,779,593	15,773,831	14,202,568	7,155,150	7,730,933	3,066,012	3,256,500
Transfers between funds	22,750,985	36,382,392	9,029,847	31,508,114	(911,886)	9,761,600	(5,680,673)	(3,188,378)
Redemptions (note 3)	(55,081,131)	(38,214,943)	(28,186,292)	(21,347,069)	(25,359,570)	(20,237,708)	(25,190,775)	(18,774,334)
Annuity benefits	(592,572)	(521,693)	(320,643)	(182,109)	(184,348)	(152,751)	(43,682)	(31,120)
Annual contract maintenance charges (note 2)	(13,505)	(10,169)	(16,227)	(11,517)	(4,295)	(3,117)	(1,988)	(1,785)
Contingent deferred sales charges (note 2)	(742,287)	(598,945)	(362,313)	(338,002)	(302,259)	(318,810)	(150,460)	(204,932)
Adjustments to maintain reserves	52,080	56,763	40,533	31,877	21,511	14,809	8,247	4,570

Net equity transactions	(9,555,336)	19,872,998	(4,041,264)	23,863,862	(19,585,697)	(3,205,044)	(27,993,319)	(18,939,479)

Net change in contract owners’ equity	35,446,445	37,406,354	29,301,378	37,680,298	(7,518,857)	2,699,851	(14,406,486)	(17,105,000)
Contract owners’ equity beginning of period	456,984,736	419,578,382	257,661,100	219,980,802	183,341,725	180,641,874	141,562,595	158,667,595

Contract owners’ equity end of period	$492,431,181	456,984,736	286,962,478	257,661,100	175,822,868	183,341,725	127,156,109	141,562,595

CHANGES IN UNITS:
Beginning units	37,043,015	35,448,745	20,208,078	18,307,486	15,406,649	15,686,074	12,798,198	14,529,688

Units purchased	7,351,516	8,286,432	3,810,710	6,348,837	4,314,861	4,053,452	755,019	1,130,976
Units redeemed	(8,254,409)	(6,692,162)	(4,310,766)	(4,448,245)	(5,936,158)	(4,332,877)	(3,189,626)	(2,862,466)

Ending units	36,140,122	37,043,015	19,708,022	20,208,078	13,785,352	15,406,649	10,363,591	12,798,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMdCpGr		GVITMidCap		GVITMyMkt		GVITNWFund
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,092,405)	(1,118,809)	(355,121)	(635,787)	18,343,487	8,078,183	(162,150)	(798,842)
Realized gain (loss) on investments	9,338,403	6,892,104	17,125,767	9,598,763	–	–	4,104,977	(50,408,674)
Change in unrealized gain (loss) on investments	(1,322,709)	1,310,055	3,869,428	3,581,679	–	–	36,768,561	74,663,114
Reinvested capital gains	–	–	4,296,884	18,371,518	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,923,289	7,083,350	24,936,958	30,916,173	18,343,487	8,078,183	40,711,388	23,455,598

Equity transactions:
Purchase payments received from contract owners (note 3)	2,135,040	2,293,646	7,954,095	7,455,141	55,182,388	49,201,578	6,609,502	5,838,384
Transfers between funds	(8,395,544)	(3,105,796)	(16,999,823)	671,491	200,147,280	100,586,004	(18,857,429)	(21,540,016)
Redemptions (note 3)	(12,572,303)	(9,733,669)	(42,202,385)	(30,549,425)	(243,607,481)	(172,023,515)	(68,450,428)	(54,499,787)
Annuity benefits	(25,783)	(13,462)	(110,758)	(87,106)	(520,323)	(468,962)	(154,951)	(126,440)
Annual contract maintenance charges (note 2)	(3,644)	(3,729)	(5,532)	(5,078)	(6,371)	(7,048)	(16,142)	(17,748)
Contingent deferred sales charges (note 2)	(138,521)	(157,401)	(402,600)	(423,622)	(2,480,167)	(2,180,857)	(338,868)	(617,048)
Adjustments to maintain reserves	13,011	21,052	48,328	35,916	(330,672)	(28,876)	37,047	23,314

Net equity transactions	(18,987,744)	(10,699,359)	(51,718,675)	(22,902,683)	8,384,654	(24,921,676)	(81,171,269)	(70,939,341)

Net change in contract owners’ equity	(12,064,455)	(3,616,009)	(26,781,717)	8,013,490	26,728,141	(16,843,493)	(40,459,881)	(47,483,743)
Contract owners’ equity beginning of period	93,418,678	97,034,687	317,927,893	309,914,403	519,290,636	536,134,129	381,653,852	429,137,595

Contract owners’ equity end of period	$81,354,223	93,418,678	291,146,176	317,927,893	546,018,777	519,290,636	341,193,971	381,653,852

CHANGES IN UNITS:
Beginning units	6,941,684	7,830,003	14,674,682	15,860,940	45,063,953	47,255,568	29,996,004	35,853,013

Units purchased	1,406,289	1,667,093	2,237,020	3,052,416	64,145,660	62,955,670	997,896	803,595
Units redeemed	(2,793,940)	(2,555,412)	(4,599,375)	(4,238,674)	(63,317,705)	(65,147,285)	(7,169,732)	(6,660,604)

Ending units	5,554,033	6,941,684	12,312,327	14,674,682	45,891,908	45,063,953	23,824,168	29,996,004

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITNWFund2		GVITNWLead		GVITNWLead3		GVITSmCapGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(24,369)	(30,075)	(16)	(2)	(82,168)	5,283	(1,067,790)	(1,147,643)
Realized gain (loss) on investments	107,028	113,027	52	54	219,098	1,265,146	5,098,643	6,576,603
Change in unrealized gain (loss) on investments	153,860	23,125	195	(280)	580,311	(2,080,340)	(2,526,008)	(181,122)
Reinvested capital gains	–	–	296	547	1,584,435	1,990,445	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	236,519	106,077	527	319	2,301,676	1,180,534	1,504,845	5,247,838

Equity transactions:
Purchase payments received from contract owners (note 3)	3,090	16,452	–	–	467,542	596,151	1,753,935	2,199,393
Transfers between funds	(79,667)	(171,447)	–	–	7,071,469	7,102,473	(5,122,612)	(5,932,574)
Redemptions (note 3)	(87,479)	(199,302)	–	–	(2,319,547)	(1,655,845)	(9,914,657)	(8,766,370)
Annuity benefits	–	–	(369)	(339)	–	–	(111,676)	(13,672)
Annual contract maintenance charges (note 2)	–	–	–	–	(190)	(137)	(1,937)	(1,944)
Contingent deferred sales charges (note 2)	(619)	(3,099)	–	–	(19,811)	(16,544)	(121,066)	(149,061)
Adjustments to maintain reserves	(193)	(170)	46	27	2,528	2,580	9,389	13,041

Net equity transactions	(164,868)	(357,566)	(323)	(312)	5,201,991	6,028,678	(13,508,624)	(12,651,187)

Net change in contract owners’ equity	71,651	(251,489)	204	7	7,503,667	7,209,212	(12,003,779)	(7,403,349)
Contract owners’ equity beginning of period	2,210,461	2,461,950	3,793	3,786	14,087,780	6,878,568	92,917,906	100,321,255

Contract owners’ equity end of period	$2,282,112	2,210,461	3,997	3,793	21,591,447	14,087,780	80,914,127	92,917,906

CHANGES IN UNITS:
Beginning units	195,744	228,367	286	311	974,521	517,620	5,993,892	6,907,587

Units purchased	9,937	5,757	–	–	774,612	887,467	1,568,605	3,424,076
Units redeemed	(23,688)	(38,380)	(23)	(25)	(443,589)	(430,566)	(2,442,469)	(4,337,771)

Ending units	181,993	195,744	263	286	1,305,544	974,521	5,120,028	5,993,892

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmCapGr2		GVITSmCapVal		GVITSmCapVal2		GVITSmComp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(28,145)	(35,375)	(2,998,861)	(4,811,958)	(54,295)	(61,135)	(3,736,508)	(4,037,758)
Realized gain (loss) on investments	376,949	126,646	46,262,192	31,855,620	333,537	245,101	26,492,778	12,721,833
Change in unrealized gain (loss) on investments	(300,576)	13,371	(15,282,920)	(67,866,216)	(70,190)	(552,033)	4,581,599	(14,486,382)
Reinvested capital gains	–	–	27,764,788	46,305,524	268,583	393,549	6,624,822	41,596,121

Net increase (decrease) in contract owners’ equity resulting from operations	48,228	104,642	55,745,199	5,482,970	477,635	25,482	33,962,691	35,793,814

Equity transactions:
Purchase payments received from contract owners (note 3)	35,249	25,237	7,054,419	8,793,697	66,115	63,864	7,604,881	7,188,490
Transfers between funds	(540,501)	(115,129)	(42,557,186)	(44,012,820)	(67,403)	12,016	(19,986,091)	(3,987,407)
Redemptions (note 3)	(174,102)	(160,399)	(54,197,597)	(46,316,607)	(316,317)	(346,043)	(47,777,545)	(35,937,652)
Annuity benefits	(47)	(31)	(87,430)	(95,561)	(119)	(74)	(86,966)	(71,339)
Annual contract maintenance charges (note 2)	–	–	(8,367)	(8,419)	–	–	(6,387)	(5,962)
Contingent deferred sales charges (note 2)	(3,232)	(6,413)	(472,656)	(626,144)	(5,125)	(11,215)	(350,749)	(409,430)
Adjustments to maintain reserves	(226)	(169)	54,591	49,333	(516)	(181)	27,578	66,609

Net equity transactions	(682,859)	(256,904)	(90,214,226)	(82,216,521)	(323,365)	(281,633)	(60,575,279)	(33,156,691)

Net change in contract owners’ equity	(634,631)	(152,262)	(34,469,027)	(76,733,551)	154,270	(256,151)	(26,612,588)	2,637,123
Contract owners’ equity beginning of period	2,008,276	2,160,538	395,068,174	471,801,725	3,360,499	3,616,650	352,006,393	349,369,270

Contract owners’ equity end of period	$1,373,645	2,008,276	360,599,147	395,068,174	3,514,769	3,360,499	325,393,805	352,006,393

CHANGES IN UNITS:
Beginning units	180,755	205,976	15,479,024	18,902,563	265,601	288,728	15,568,695	17,198,697

Units purchased	18,385	7,451	2,027,865	2,141,686	32,656	30,981	1,933,277	2,071,049
Units redeemed	(76,503)	(32,672)	(5,410,851)	(5,565,225)	(56,479)	(54,108)	(4,573,072)	(3,701,051)

Ending units	122,637	180,755	12,096,038	15,479,024	241,778	265,601	12,928,900	15,568,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITSmComp2		GVITUSGro		GVITUSGro3		GVITVKVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(93,539)	(87,852)	(5,054)	(3,354)	(263,471)	(301,180)	414,842	344,871
Realized gain (loss) on investments	244,364	217,671	3,529	1,070	(623,692)	741,018	7,607,418	8,949,619
Change in unrealized gain (loss) on investments	237,282	(280,666)	(17,661)	(19,001)	(272,044)	(2,355,468)	118,812	(9,054,017)
Reinvested capital gains	100,845	597,145	7,988	48,816	443,038	4,361,751	4,061,342	2,244,050

Net increase (decrease) in contract owners’ equity resulting from operations	488,952	446,298	(11,198)	27,531	(716,169)	2,446,121	12,202,414	2,484,523

Equity transactions:
Purchase payments received from contract owners (note 3)	103,150	49,430	156,478	36,819	554,081	917,921	2,866,074	3,219,463
Transfers between funds	(8,027)	(119,408)	9,214	27,992	(1,656,283)	3,015,688	959,362	(2,929,021)
Redemptions (note 3)	(295,277)	(201,397)	(17,451)	(8,605)	(3,340,177)	(2,997,084)	(13,171,426)	(12,008,148)
Annuity benefits	–	–	(23,626)	(8,784)	–	–	(63,858)	(43,525)
Annual contract maintenance charges (note 2)	–	–	–	–	(340)	(264)	(1,774)	(1,617)
Contingent deferred sales charges (note 2)	(4,243)	(3,718)	–	–	(34,545)	(49,341)	(108,182)	(142,753)
Adjustments to maintain reserves	(363)	(234)	1,133	(1,122)	1,007	2,479	8,770	9,946

Net equity transactions	(204,760)	(275,327)	125,748	46,300	(4,476,257)	889,399	(9,511,034)	(11,895,655)

Net change in contract owners’ equity	284,192	170,971	114,550	73,831	(5,192,426)	3,335,520	2,691,380	(9,411,132)
Contract owners’ equity beginning of period	5,027,436	4,856,465	316,390	242,559	27,583,203	24,247,683	89,117,565	98,528,697

Contract owners’ equity end of period	$5,311,628	5,027,436	430,940	316,390	22,390,777	27,583,203	91,808,945	89,117,565

CHANGES IN UNITS:
Beginning units	364,034	386,685	21,415	17,830	1,991,805	1,936,359	7,349,707	8,373,849

Units purchased	37,126	28,811	11,188	4,343	764,045	847,366	1,951,256	2,635,989
Units redeemed	(50,588)	(51,462)	(1,854)	(758)	(1,112,893)	(791,920)	(2,686,479)	(3,660,131)

Ending units	350,572	364,034	30,749	21,415	1,642,957	1,991,805	6,614,484	7,349,707

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	GVITMltSec		GVITWLead		GVITWLead3		JanBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$4,442,646	4,716,919	(60,631)	(33,858)	(50,550)	(34,299)	327	664
Realized gain (loss) on investments	2,036,608	1,668,490	3,419,760	1,739,352	1,931,292	334,680	4,370	572
Change in unrealized gain (loss) on investments	(1,380,336)	(5,724,560)	1,302,154	1,893,743	1,443,477	1,287,518	101	3,768
Reinvested capital gains	359,552	937,364	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,458,470	1,598,213	4,661,283	3,599,237	3,324,219	1,587,899	4,798	5,004

Equity transactions:
Purchase payments received from contract owners (note 3)	2,996,581	3,358,554	59,390	63,910	443,388	650,596	–	–
Transfers between funds	(1,423,531)	12,237,080	(1,583,663)	(955,229)	1,724,828	4,706,545	(34,519)	–
Redemptions (note 3)	(26,514,466)	(22,351,293)	(4,685,965)	(3,018,322)	(2,060,951)	(1,028,498)	(2,045)	(1,946)
Annuity benefits	(59,251)	(71,626)	(2,294)	(1,933)	(3,708)	(3,465)	(1,059)	(6,206)
Annual contract maintenance charges (note 2)	(1,108)	(1,113)	(438)	(458)	(182)	(103)	–	–
Contingent deferred sales charges (note 2)	(166,537)	(240,067)	(22,423)	(19,577)	(12,262)	(6,687)	–	–
Adjustments to maintain reserves	7,894	16,095	4,793	7,237	3,384	3,536	71	58

Net equity transactions	(25,160,418)	(7,052,370)	(6,230,600)	(3,924,372)	94,497	4,321,924	(37,552)	(8,094)

Net change in contract owners’ equity	(19,701,948)	(5,454,157)	(1,569,317)	(325,135)	3,418,716	5,909,823	(32,754)	(3,090)
Contract owners’ equity beginning of period	172,779,557	178,233,714	22,513,395	22,838,530	12,884,406	6,974,583	83,685	86,775

Contract owners’ equity end of period	$153,077,609	172,779,557	20,944,078	22,513,395	16,303,122	12,884,406	50,931	83,685

CHANGES IN UNITS:
Beginning units	12,458,176	12,983,235	1,665,870	1,993,649	703,872	448,762	7,136	7,867

Units purchased	2,208,027	2,690,902	3,994	4,311	419,176	411,110	–	–
Units redeemed	(3,996,410)	(3,215,961)	(425,353)	(332,090)	(406,606)	(156,000)	(3,153)	(731)

Ending units	10,669,793	12,458,176	1,244,511	1,665,870	716,442	703,872	3,983	7,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanForty		JanGlTechS2		JanGlTech		JanRMgCore
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,406,988)	(2,938,610)	(255,508)	(238,255)	(525,508)	(563,327)	(44,701)	17,986
Realized gain (loss) on investments	12,994,935	8,729,229	2,142,922	1,473,983	(235,778)	(1,503,078)	(285,906)	209,290
Change in unrealized gain (loss) on investments	4,701,676	19,042,312	(592,503)	490,507	3,323,898	6,162,835	359,109	(575,573)
Reinvested capital gains	–	–	–	–	–	–	271,037	838,405

Net increase (decrease) in contract owners’ equity resulting from operations	15,289,623	24,832,931	1,294,911	1,726,235	2,562,612	4,096,430	299,539	490,108

Equity transactions:
Purchase payments received from contract owners (note 3)	4,104,565	4,361,254	1,455,258	1,515,743	189,563	198,776	93,016	81,843
Transfers between funds	(19,845,986)	(7,787,882)	(835,564)	(1,583,584)	(3,405,665)	(5,057,231)	(1,106,546)	197,903
Redemptions (note 3)	(26,989,749)	(25,699,960)	(2,669,566)	(2,127,928)	(4,938,822)	(4,631,348)	(674,533)	(957,755)
Annuity benefits	(24,512)	(28,564)	(43)	–	(2,063)	(4,489)	–	–
Annual contract maintenance charges (note 2)	(4,554)	(5,321)	(571)	(675)	(1,954)	(2,320)	–	–
Contingent deferred sales charges (note 2)	(326,390)	(448,248)	(36,086)	(35,856)	(76,614)	(103,645)	(4,441)	(1,483)
Adjustments to maintain reserves	28,792	58,840	2,973	(339)	9,834	4,850	301	643

Net equity transactions	(43,057,834)	(29,549,881)	(2,083,599)	(2,232,639)	(8,225,721)	(9,595,407)	(1,692,203)	(678,849)

Net change in contract owners’ equity	(27,768,211)	(4,716,950)	(788,688)	(506,404)	(5,663,109)	(5,498,977)	(1,392,664)	(188,741)
Contract owners’ equity beginning of period	236,055,086	240,772,036	20,407,786	20,914,190	45,963,738	51,462,715	4,849,120	5,037,861

Contract owners’ equity end of period	$208,286,875	236,055,086	19,619,098	20,407,786	40,300,629	45,963,738	3,456,456	4,849,120

CHANGES IN UNITS:
Beginning units	25,585,852	29,018,242	1,809,622	2,038,707	12,377,329	15,268,291	312,325	355,509

Units purchased	1,601,983	2,804,955	515,246	505,869	21,846	34,700	222,772	227,060
Units redeemed	(6,230,204)	(6,237,345)	(692,641)	(734,954)	(2,211,534)	(2,925,662)	(331,068)	(270,244)

Ending units	20,957,631	25,585,852	1,632,227	1,809,622	10,187,641	12,377,329	204,029	312,325

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanIntGroS2		JanIntGro		JPMSTMidCap		MFSInvGrStS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,129,498	(47,908)	919,714	(219,318)	(290,695)	(528,720)	(3,456)	(2,918)
Realized gain (loss) on investments	15,143,843	3,147,889	13,755,541	5,092,102	4,058,511	1,520,723	6,557	6,321
Change in unrealized gain (loss) on investments	26,054,523	15,460,030	40,796,966	27,983,925	2,299,089	2,396,467	12,987	5,596
Reinvested capital gains	–	–	–	–	1,362,877	629,978	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,327,864	18,560,011	55,472,221	32,856,709	7,429,782	4,018,448	16,088	8,999

Equity transactions:
Purchase payments received from contract owners (note 3)	5,060,769	3,513,732	1,072,474	584,400	842,893	2,351,631	9,287	80,432
Transfers between funds	33,665,762	12,248,354	(9,051,809)	(8,910,238)	(21,423,744)	36,809,074	(12,042)	(9,672)
Redemptions (note 3)	(13,234,626)	(8,047,755)	(17,734,041)	(12,409,924)	(6,913,399)	(4,603,004)	(11,567)	(8,470)
Annuity benefits	(5,691)	(12,311)	(25,888)	(23,252)	(2,660)	(1,133)	(8,848)	(7,651)
Annual contract maintenance charges (note 2)	(1,510)	(1,336)	(4,878)	(4,642)	(1,025)	(401)	(8)	–
Contingent deferred sales charges (note 2)	(159,657)	(135,901)	(231,325)	(241,371)	(59,868)	(62,015)	(224)	–
Adjustments to maintain reserves	62,619	20,369	101,628	44,585	4,449	5,642	(1,832)	371

Net equity transactions	25,387,666	7,585,152	(25,873,839)	(20,960,442)	(27,553,354)	34,499,794	(25,234)	55,010

Net change in contract owners’ equity	67,715,530	26,145,163	29,598,382	11,896,267	(20,123,572)	38,518,242	(9,146)	64,009
Contract owners’ equity beginning of period	85,818,367	59,673,204	135,098,421	123,202,154	63,052,641	24,534,399	284,412	220,403

Contract owners’ equity end of period	$153,533,897	85,818,367	164,696,803	135,098,421	42,929,069	63,052,641	275,266	284,412

CHANGES IN UNITS:
Beginning units	5,457,024	4,947,582	12,338,040	14,665,587	5,126,253	2,153,173	25,301	20,161

Units purchased	4,361,654	2,230,142	137,252	76,781	623,424	4,926,724	879	6,388
Units redeemed	(3,091,047)	(1,720,700)	(2,061,517)	(2,404,328)	(2,726,465)	(1,953,644)	(3,073)	(1,248)

Ending units	6,727,631	5,457,024	10,413,775	12,338,040	3,023,212	5,126,253	23,107	25,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	MFSMidCapGrS		MFSNewDiscS		MFSValS		NBAMTFasc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(61,667)	(70,893)	(29,938)	(31,285)	(140,047)	(43,521)	(28,551)	(30,307)
Realized gain (loss) on investments	200,500	330,278	129,194	142,779	839,826	124,596	117,838	100,823
Change in unrealized gain (loss) on investments	(235,436)	(260,200)	38,043	(82,373)	2,278,290	(2,268)	(71,415)	(64,288)
Reinvested capital gains	115,634	–	30,785	–	128,962	87,601	41,931	7,930

Net increase (decrease) in contract owners’ equity resulting from operations	19,031	(815)	168,084	29,121	3,107,031	166,408	59,803	14,158

Equity transactions:
Purchase payments received from contract owners (note 3)	48,210	49,498	8,573	24,297	416,019	104,032	37,448	21,252
Transfers between funds	(90,331)	(707,512)	(74,349)	(158,967)	25,700,300	(74,857)	84,142	(159,203)
Redemptions (note 3)	(306,767)	(237,984)	(189,760)	(235,920)	(1,089,687)	(163,046)	(187,687)	(75,625)
Annuity benefits	–	–	–	–	(17,931)	(4,940)	(7,290)	(5,859)
Annual contract maintenance charges (note 2)	–	–	–	–	(10)	–	–	–
Contingent deferred sales charges (note 2)	(5,832)	(5,750)	(2,631)	(3,981)	(12,805)	(924)	(3,506)	(1,735)
Adjustments to maintain reserves	(225)	(252)	62,540	(150)	1,772	1	42	(55)

Net equity transactions	(354,945)	(902,000)	(195,627)	(374,721)	24,997,658	(139,734)	(76,851)	(221,225)

Net change in contract owners’ equity	(335,914)	(902,815)	(27,543)	(345,600)	28,104,689	26,674	(17,048)	(207,067)
Contract owners’ equity beginning of period	3,634,793	4,537,608	1,702,676	2,048,276	3,870,384	3,843,710	1,640,147	1,847,214

Contract owners’ equity end of period	$3,298,879	3,634,793	1,675,133	1,702,676	31,975,073	3,870,384	1,623,099	1,640,147

CHANGES IN UNITS:
Beginning units	337,675	425,670	162,284	201,354	311,423	326,744	117,937	134,690

Units purchased	14,541	11,751	7,389	14,719	2,704,569	19,892	29,696	4,741
Units redeemed	(47,269)	(99,746)	(25,693)	(53,789)	(359,251)	(35,213)	(28,819)	(21,494)

Ending units	304,947	337,675	143,980	162,284	2,656,741	311,423	118,814	117,937

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTFocus		NBAMTGuard		NBAMTInt		NBAMTLMat
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(10,575)	(17,140)	(561,786)	(1,142,710)	(9,860)	(16)	989,766	754,317
Realized gain (loss) on investments	14,196	73,858	6,155,170	2,944,887	(15,210)	(16)	(839,339)	(443,205)
Change in unrealized gain (loss) on investments	(44,424)	(91,376)	5,582,720	5,453,171	567,011	453	1,389,899	(202,756)
Reinvested capital gains	77,524	15,779	–	–	39,325	46	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	36,721	(18,879)	11,176,104	7,255,348	581,266	467	1,540,326	108,356

Equity transactions:
Purchase payments received from contract owners (note 3)	60,591	2,186	1,986,818	1,723,886	185,185	5,611	1,572,845	1,708,951
Transfers between funds	(819,370)	(68,712)	(8,059,576)	(3,774,897)	5,103,133	4,031	9,859,513	8,427,642
Redemptions (note 3)	(91,756)	(59,322)	(17,129,617)	(11,991,355)	(76,004)	–	(7,142,141)	(4,978,242)
Annuity benefits	–	–	(13,485)	(13,410)	(2,838)	(657)	(26,581)	(15,445)
Annual contract maintenance charges (note 2)	–	–	(1,873)	(1,902)	(11)	–	(437)	(267)
Contingent deferred sales charges (note 2)	(2,110)	(2,188)	(127,641)	(127,159)	(1,110)	–	(48,704)	(49,424)
Adjustments to maintain reserves	(91)	(84)	10,208	12,631	1,043	10	(2,522)	(5,828)

Net equity transactions	(852,736)	(128,120)	(23,335,166)	(14,172,206)	5,209,398	8,995	4,211,973	5,087,387

Net change in contract owners’ equity	(816,015)	(146,999)	(12,159,062)	(6,916,858)	5,790,664	9,462	5,752,299	5,195,743
Contract owners’ equity beginning of period	816,015	963,014	107,997,210	114,914,068	9,462	–	47,091,112	41,895,369

Contract owners’ equity end of period	$–	816,015	95,838,148	107,997,210	5,800,126	9,462	52,843,411	47,091,112

CHANGES IN UNITS:
Beginning units	39,503	45,622	6,511,626	7,395,161	812	–	4,630,463	4,141,923

Units purchased	6,076	2,572	456,670	1,009,653	556,197	864	3,450,495	2,205,394
Units redeemed	(45,579)	(8,691)	(1,811,894)	(1,893,188)	(50,615)	(52)	(3,027,578)	(1,716,854)

Ending units	–	39,503	5,156,402	6,511,626	506,394	812	5,053,380	4,630,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTMCGr		NBAMTPart		NBAMTRegS		NBAMSocRes
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2,148,361)	(2,124,023)	(864,663)	(181,174)	(5,570)	(418)	(81,126)	(38,888)
Realized gain (loss) on investments	22,047,085	11,616,531	23,830,691	10,671,828	(9,251)	21	287,189	180,533
Change in unrealized gain (loss) on investments	1,836,406	10,653,128	(25,016,481)	12,979,499	170,120	3,643	652,405	101,665
Reinvested capital gains	–	–	17,938,790	37,014	230,803	–	73,803	12,950

Net increase (decrease) in contract owners’ equity resulting from operations	21,735,130	20,145,636	15,888,337	23,507,167	386,102	3,246	932,271	256,260

Equity transactions:
Purchase payments received from contract owners (note 3)	3,405,894	3,363,858	5,505,036	3,228,840	94,964	100,466	605,724	230,309
Transfers between funds	(11,477,487)	(11,400,094)	(14,857,738)	45,410,711	4,448,313	–	5,916,753	3,168,110
Redemptions (note 3)	(25,190,020)	(19,317,815)	(28,190,128)	(21,596,536)	(64,475)	–	(801,760)	(277,960)
Annuity benefits	(34,264)	(29,708)	(13,349)	(39,405)	(8,437)	(2,335)	(6,503)	(3,819)
Annual contract maintenance charges (note 2)	(4,460)	(4,798)	(2,076)	(1,694)	(11)	–	(189)	(46)
Contingent deferred sales charges (note 2)	(240,045)	(276,137)	(160,526)	(181,404)	(234)	–	(8,075)	(4,578)
Adjustments to maintain reserves	35,494	30,089	16,118	27,101	109	2	906	246

Net equity transactions	(33,504,888)	(27,634,605)	(37,702,663)	26,847,613	4,470,229	98,133	5,706,856	3,112,262

Net change in contract owners’ equity	(11,769,758)	(7,488,969)	(21,814,326)	50,354,780	4,856,331	101,379	6,639,127	3,368,522
Contract owners’ equity beginning of period	179,605,504	187,094,473	180,812,843	130,458,063	101,379	–	4,820,854	1,452,332

Contract owners’ equity end of period	$167,835,746	179,605,504	158,998,517	180,812,843	4,957,710	101,379	11,459,981	4,820,854

CHANGES IN UNITS:
Beginning units	10,420,932	12,187,318	11,757,754	9,929,548	8,773	–	380,100	119,039

Units purchased	1,503,877	1,002,074	3,147,233	6,120,675	532,590	8,972	877,835	505,672
Units redeemed	(3,299,987)	(2,768,460)	(5,630,853)	(4,292,469)	(80,071)	(199)	(456,198)	(244,611)

Ending units	8,624,822	10,420,932	9,274,134	11,757,754	461,292	8,773	801,737	380,100

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSec3		OppCapAp		OppCapApS		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(469,840)	(513,576)	(3,204,627)	(1,120,747)	(107,563)	(73,773)	(357,494)	(355,095)
Realized gain (loss) on investments	14,612,589	6,367,201	10,427,322	(4,190,384)	412,117	351,546	18,336,167	13,229,391
Change in unrealized gain (loss) on investments	7,777,675	19,712,717	16,689,140	20,602,485	61,508	(87,672)	(755,888)	8,903,892
Reinvested capital gains	12,293,642	–	–	–	–	–	10,068,472	–

Net increase (decrease) in contract owners’ equity resulting from operations	34,214,066	25,566,342	23,911,835	15,291,354	366,062	190,101	27,291,257	21,778,188

Equity transactions:
Purchase payments received from contract owners (note 3)	9,935,846	10,414,212	9,353,193	10,215,896	133,880	102,067	500,193	329,513
Transfers between funds	(960,092)	21,549,648	(44,819,837)	(32,430,367)	(435,630)	(337,335)	(13,693,794)	(12,328,710)
Redemptions (note 3)	(28,008,988)	(15,593,265)	(57,469,549)	(47,372,045)	(674,643)	(591,780)	(20,006,578)	(14,916,734)
Annuity benefits	(33,297)	(31,768)	(200,601)	(122,134)	(726)	(475)	(68,452)	(61,477)
Annual contract maintenance charges (note 2)	(3,745)	(2,316)	(12,399)	(13,706)	–	–	(2,017)	(1,956)
Contingent deferred sales charges (note 2)	(231,361)	(184,804)	(454,472)	(775,397)	(9,493)	(16,767)	(177,401)	(224,428)
Adjustments to maintain reserves	38,099	22,757	32,837	18,823	(2,585)	(321)	40,791	32,424

Net equity transactions	(19,263,538)	16,174,464	(93,570,828)	(70,478,930)	(989,197)	(844,611)	(33,407,258)	(27,171,368)

Net change in contract owners’ equity	14,950,528	41,740,806	(69,658,993)	(55,187,576)	(623,135)	(654,510)	(6,116,001)	(5,393,180)
Contract owners’ equity beginning of period	220,815,343	179,074,537	429,264,165	484,451,741	7,063,393	7,717,903	187,364,345	192,757,525

Contract owners’ equity end of period	$235,765,871	220,815,343	359,605,172	429,264,165	6,440,258	7,063,393	181,248,344	187,364,345

CHANGES IN UNITS:
Beginning units	11,634,927	10,678,196	28,080,385	32,989,279	651,152	733,839	14,093,591	16,374,164

Units purchased	2,600,533	3,741,543	1,474,498	2,230,176	41,543	35,669	57,920	91,411
Units redeemed	(3,558,956)	(2,784,812)	(7,648,351)	(7,139,070)	(131,117)	(118,356)	(2,427,155)	(2,371,984)

Ending units	10,676,504	11,634,927	21,906,532	28,080,385	561,578	651,152	11,724,356	14,093,591

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppGlSecS		OppHighInc		OppHighIncS		OppMSt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(64,989)	(64,722)	(13,704)	–	15,342	11,544	(144,571)	610,868
Realized gain (loss) on investments	622,041	380,456	26,596	–	(9,822)	802	3,023,872	(8,439,207)
Change in unrealized gain (loss) on investments	21,594	432,360	110,597	–	7,677	(9,779)	39,498,562	23,461,069
Reinvested capital gains	363,311	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	941,957	748,094	123,489	–	13,197	2,567	42,377,863	15,632,730

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	57,239	–	3,789	52,902	6,276,803	6,971,780
Transfers between funds	(674,731)	(517,177)	2,330,552	–	(95,481)	139,907	(14,770,046)	(19,583,362)
Redemptions (note 3)	(512,544)	(325,818)	(103,754)	–	(3,577)	(3,153)	(49,018,474)	(40,054,078)
Annuity benefits	–	–	–	–	(25,609)	(44,069)	(101,764)	(94,290)
Annual contract maintenance charges (note 2)	–	–	(8)	–	–	–	(5,965)	(6,090)
Contingent deferred sales charges (note 2)	(7,507)	(5,199)	(443)	–	–	–	(499,623)	(597,713)
Adjustments to maintain reserves	(500)	(396)	12	–	685	399	42,092	45,562

Net equity transactions	(1,195,282)	(848,590)	2,283,598	–	(120,193)	145,986	(58,076,977)	(53,318,191)

Net change in contract owners’ equity	(253,325)	(100,496)	2,407,087	–	(106,996)	148,553	(15,699,114)	(37,685,461)
Contract owners’ equity beginning of period	6,993,925	7,094,421	–	–	250,299	101,746	346,928,594	384,614,055

Contract owners’ equity end of period	$6,740,600	6,993,925	2,407,087	–	143,303	250,299	331,229,480	346,928,594

CHANGES IN UNITS:
Beginning units	497,633	565,069	–	–	22,431	9,185	27,537,079	32,018,278

Units purchased	–	–	367,550	–	330	15,852	1,600,007	1,484,817
Units redeemed	(80,898)	(67,436)	(141,603)	–	(10,855)	(2,606)	(6,079,659)	(5,966,016)

Ending units	416,735	497,633	225,947	–	11,906	22,431	23,057,427	27,537,079

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppMStS		OppMStSCap		OppMStSCapS		OppMidCap
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(69,992)	(51,977)	(28,306)	–	(2,297)	(1,758)	(2,311,117)	(2,463,322)
Realized gain (loss) on investments	414,245	309,437	1,989	–	5,286	1,908	24,087,576	11,420,729
Change in unrealized gain (loss) on investments	707,013	59,411	519,827	–	15,073	10,310	(18,181,537)	12,487,368
Reinvested capital gains	–	–	–	–	5,533	3,923	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,051,266	316,871	493,510	–	23,595	14,383	3,594,922	21,444,775

Equity transactions:
Purchase payments received from contract owners (note 3)	106,953	59,359	279,918	–	25,076	106,836	5,438,643	5,357,576
Transfers between funds	(302,473)	(148,238)	6,424,758	–	14,629	11,806	(29,279,257)	(1,997,345)
Redemptions (note 3)	(584,968)	(747,858)	(108,805)	–	(8,778)	(6,735)	(26,860,995)	(21,189,721)
Annuity benefits	–	–	–	–	(10,726)	(8,205)	(10,439)	(18,939)
Annual contract maintenance charges (note 2)	–	–	(8)	–	–	–	(12,921)	(14,341)
Contingent deferred sales charges (note 2)	(6,676)	(20,442)	(267)	–	–	–	(281,868)	(370,057)
Adjustments to maintain reserves	(409)	(446)	179	–	348	159	13,554	35,332

Net equity transactions	(787,573)	(857,625)	6,595,775	–	20,549	103,861	(50,993,283)	(18,197,495)

Net change in contract owners’ equity	263,693	(540,754)	7,089,285	–	44,144	118,244	(47,398,361)	3,247,280
Contract owners’ equity beginning of period	8,680,626	9,221,380	–	–	167,389	49,145	218,916,062	215,668,782

Contract owners’ equity end of period	$8,944,319	8,680,626	7,089,285	–	211,533	167,389	171,517,701	218,916,062

CHANGES IN UNITS:
Beginning units	782,227	862,728	–	–	12,741	4,053	14,779,566	16,225,604

Units purchased	41,046	37,291	757,122	–	1,966	9,660	1,097,468	2,311,358
Units redeemed	(108,455)	(117,792)	(97,097)	–	(487)	(972)	(4,548,630)	(3,757,396)

Ending units	714,818	782,227	660,025	–	14,220	12,741	11,328,404	14,779,566

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppStratBdS		PVITRealRet		PVITTotRet		PVTGroInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$98,251	114,578	11,644	–	3,171	–	85	150
Realized gain (loss) on investments	83,883	73,275	(193)	–	2,648	–	1,322	238
Change in unrealized gain (loss) on investments	73,209	(156,468)	(22,127)	–	236	–	2,738	1,189
Reinvested capital gains	–	–	19,369	–	917	–	848	–

Net increase (decrease) in contract owners’ equity resulting from operations	255,343	31,385	8,693	–	6,972	–	4,993	1,577

Equity transactions:
Purchase payments received from contract owners (note 3)	159,247	151,015	31,297	–	3,328	–	–	27,380
Transfers between funds	1,087,406	(99,734)	750,508	–	215,835	–	–	–
Redemptions (note 3)	(469,217)	(530,042)	(35,516)	–	(4,784)	–	(7,458)	(7,338)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(21)	–	(2)	–	–	–
Contingent deferred sales charges (note 2)	(2,598)	(6,781)	(21)	–	–	–	–	–
Adjustments to maintain reserves	(246)	(249)	206	–	99	–	152	149

Net equity transactions	774,592	(485,791)	746,453	–	214,476	–	(7,306)	20,191

Net change in contract owners’ equity	1,029,935	(454,406)	755,146	–	221,448	–	(2,313)	21,768
Contract owners’ equity beginning of period	4,553,817	5,008,223	–	–	–	–	40,456	18,688

Contract owners’ equity end of period	$5,583,752	4,553,817	755,146	–	221,448	–	38,143	40,456

CHANGES IN UNITS:
Beginning units	360,341	398,799	–	–	–	–	3,329	1,598

Units purchased	118,995	29,730	90,401	–	38,737	–	–	2,097
Units redeemed	(60,452)	(68,188)	(15,994)	–	(17,341)	–	(587)	(366)

Ending units	418,884	360,341	74,407	–	21,396	–	2,742	3,329

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	RCFMicroCap		SBLGlob		SBLMidCapGr		SBLAsAlloc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(267)	–	(498)	–	(125)	–	(359)	–
Realized gain (loss) on investments	934	–	24	–	1	–	5,099	–
Change in unrealized gain (loss) on investments	5,510	–	14,481	–	2,538	–	2,191	–
Reinvested capital gains	6,176	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	12,353	–	14,007	–	2,414	–	6,931	–

Equity transactions:
Purchase payments received from contract owners (note 3)	20,235	–	3,999	–	2,170	–	5,648	–
Transfers between funds	110,313	–	101,094	–	53,354	–	52,041	–
Redemptions (note 3)	(13,919)	–	–	–	–	–	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(19)	–	(9)	–	(5)	–	(3)	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	19	–	(8)	–	21	–	29	–

Net equity transactions	116,629	–	105,076	–	55,540	–	57,715	–

Net change in contract owners’ equity	128,982	–	119,083	–	57,954	–	64,646	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$128,982	–	119,083	–	57,954	–	64,646	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	14,644	–	10,960	–	7,199	–	11,133	–
Units redeemed	(2,920)	–	(703)	–	(1,567)	–	(5,261)	–

Ending units	11,724	–	10,257	–	5,632	–	5,872	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLEqInc		SBLHighYld		SBLSmCapVal		SBLMidCapVal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(577)	–	(2,305)	–	(718)	–	(1,817)	–
Realized gain (loss) on investments	292	–	1,129	–	10	–	842	–
Change in unrealized gain (loss) on investments	14,101	–	29,257	–	12,898	–	33,110	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,816	–	28,081	–	12,190	–	32,135	–

Equity transactions:
Purchase payments received from contract owners (note 3)	7,124	–	17,381	–	19,205	–	50,283	–
Transfers between funds	137,971	–	588,535	–	158,419	–	447,552	–
Redemptions (note 3)	–	–	(24,758)	–	–	–	(14,299)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1)	–	(12)	–	(10)	–	(38)	–
Contingent deferred sales charges (note 2)	–	–	(20)	–	–	–	–	–
Adjustments to maintain reserves	(10)	–	35	–	(56)	–	(77)	–

Net equity transactions	145,084	–	581,161	–	177,558	–	483,421	–

Net change in contract owners’ equity	158,900	–	609,242	–	189,748	–	515,556	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$158,900	–	609,242	–	189,748	–	515,556	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	14,232	–	65,669	–	17,650	–	51,790	–
Units redeemed	(247)	–	(8,163)	–	(27)	–	(3,749)	–

Ending units	13,985	–	57,506	–	17,623	–	48,041	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	SBLSmCapGr		SBLSel25		TRoeBlChip2		TRowEqInc2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(2)	–	(62)	–	(28,146)	(195)	34,742	424
Realized gain (loss) on investments	11	–	1	–	23,073	(8)	198,939	9
Change in unrealized gain (loss) on investments	41	–	1,125	–	1,279,014	1,320	937,768	(4,886)
Reinvested capital gains	–	–	–	–	–	–	379,955	6,989

Net increase (decrease) in contract owners’ equity resulting from operations	50	–	1,064	–	1,273,941	1,117	1,551,404	2,536

Equity transactions:
Purchase payments received from contract owners (note 3)	2,856	–	1,281	–	253,126	47,161	872,829	242,378
Transfers between funds	(2,065)	–	9,869	–	14,277,070	1,950	14,435,883	67,235
Redemptions (note 3)	–	–	–	–	(367,899)	(1,229)	(502,540)	(2,737)
Annuity benefits	–	–	–	–	(3,450)	(367)	(29,881)	(2,639)
Annual contract maintenance charges (note 2)	(1)	–	–	–	(4)	–	(43)	–
Contingent deferred sales charges (note 2)	–	–	–	–	(207)	–	(6,537)	–
Adjustments to maintain reserves	(4)	–	(2)	–	424	10	2,849	98

Net equity transactions	786	–	11,148	–	14,159,060	47,525	14,772,560	304,335

Net change in contract owners’ equity	836	–	12,212	–	15,433,001	48,642	16,323,964	306,871
Contract owners’ equity beginning of period	–	–	–	–	48,642	–	306,871	–

Contract owners’ equity end of period	$836	–	12,212	–	15,481,643	48,642	16,630,835	306,871

CHANGES IN UNITS:
Beginning units	–	–	–	–	4,351	–	29,152	–

Units purchased	104	–	1,127	–	1,511,835	4,488	1,694,415	29,650
Units redeemed	(23)	–	–	–	(99,481)	(137)	(359,017)	(498)

Ending units	81	–	1,127	–	1,416,705	4,351	1,364,550	29,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	TRowLtdTBd2		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$36,754	228	(188,951)	(118,202)	(217,778)	(114,348)	(588,019)	(281,921)
Realized gain (loss) on investments	631	(7)	3,745,605	2,099,086	5,646,751	3,073,873	11,969,321	2,186,475
Change in unrealized gain (loss) on investments	21,135	(66)	3,143,897	3,584,078	3,828,925	7,490,263	(5,961,774)	9,999,515
Reinvested capital gains	–	–	3,167,338	–	4,308,175	–	3,077,491	–

Net increase (decrease) in contract owners’ equity resulting from operations	58,520	155	9,867,889	5,564,962	13,566,073	10,449,788	8,497,019	11,904,069

Equity transactions:
Purchase payments received from contract owners (note 3)	276,640	110,145	1,050,695	647,988	186,438	139,627	904,895	750,388
Transfers between funds	2,844,360	–	1,628,136	13,240,569	(4,505,537)	(3,556,673)	(3,793,485)	23,168,108
Redemptions (note 3)	(176,039)	(169)	(4,406,231)	(2,200,081)	(7,149,235)	(4,620,084)	(7,592,682)	(2,102,480)
Annuity benefits	(14,756)	(935)	(722)	(748)	(28,185)	(26,249)	(3,661)	(724)
Annual contract maintenance charges (note 2)	–	–	(132)	(49)	(943)	(893)	(159)	(90)
Contingent deferred sales charges (note 2)	(3,293)	–	(28,064)	(21,458)	(39,953)	(56,733)	(60,370)	(17,745)
Adjustments to maintain reserves	414	–	124,619	7,261	12,529	10,172	18,530	6,195

Net equity transactions	2,927,326	109,041	(1,631,699)	11,673,482	(11,524,886)	(8,110,833)	(10,526,932)	21,803,652

Net change in contract owners’ equity	2,985,846	109,196	8,236,190	17,238,444	2,041,187	2,338,955	(2,029,913)	33,707,721
Contract owners’ equity beginning of period	109,196	–	28,708,321	11,469,877	41,908,679	39,569,724	47,845,419	14,137,698

Contract owners’ equity end of period	$3,095,042	109,196	36,944,511	28,708,321	43,949,866	41,908,679	45,815,506	47,845,419

CHANGES IN UNITS:
Beginning units	10,922	–	1,743,322	908,023	2,068,868	2,577,130	2,553,864	1,131,969

Units purchased	324,863	11,030	1,206,276	1,861,659	11,553	23,699	1,915,037	2,532,517
Units redeemed	(57,620)	(108)	(1,322,576)	(1,026,360)	(544,471)	(531,961)	(2,481,825)	(1,110,622)

Ending units	278,165	10,922	1,627,022	1,743,322	1,535,950	2,068,868	1,987,076	2,553,864

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VEWrldHAs		VKCorPlus		VKCorPlus2		VKEmMkt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(329,046)	(212,582)	3,936	–	17,557	5,399	2,251,003	2,380,465
Realized gain (loss) on investments	4,327,112	3,187,282	(8,424)	–	(9,126)	(1,977)	164,038	367,827
Change in unrealized gain (loss) on investments	526,292	8,281,834	57,830	–	2,882	1,867	(302,610)	383,995
Reinvested capital gains	1,838,729	–	2,411	–	4,069	2,392	569,800	598,712

Net increase (decrease) in contract owners’ equity resulting from operations	6,363,087	11,256,534	55,753	–	15,382	7,681	2,682,231	3,730,999

Equity transactions:
Purchase payments received from contract owners (note 3)	173,898	88,259	197,646	–	146,008	83,435	143,428	64,105
Transfers between funds	(3,884,285)	(4,626,576)	3,949,802	–	212,053	101,699	(4,337,673)	(4,324,513)
Redemptions (note 3)	(3,905,451)	(3,375,718)	(185,923)	–	(52,961)	(11,006)	(3,973,277)	(4,571,427)
Annuity benefits	(5,082)	(3,662)	–	–	(6,452)	(1,465)	(11,892)	(14,924)
Annual contract maintenance charges (note 2)	(384)	(278)	(6)	–	–	–	(592)	(769)
Contingent deferred sales charges (note 2)	(23,266)	(26,587)	(743)	–	(843)	(95)	(36,691)	(53,593)
Adjustments to maintain reserves	(100,630)	9,922	36	–	435	56	11,487	3,313

Net equity transactions	(7,745,200)	(7,934,640)	3,960,812	–	298,240	172,624	(8,205,210)	(8,897,808)

Net change in contract owners’ equity	(1,382,113)	3,321,894	4,016,565	–	313,622	180,305	(5,522,979)	(5,166,809)
Contract owners’ equity beginning of period	30,520,858	27,198,964	–	–	471,818	291,513	34,452,432	39,619,241

Contract owners’ equity end of period	$29,138,745	30,520,858	4,016,565	–	785,440	471,818	28,929,453	34,452,432

CHANGES IN UNITS:
Beginning units	1,384,893	1,848,191	–	–	37,278	27,302	1,499,114	1,923,815

Units purchased	21,437	30,229	481,454	–	48,919	16,565	9,030	11,965
Units redeemed	(344,927)	(493,527)	(95,926)	–	(25,637)	(6,589)	(365,996)	(436,666)

Ending units	1,061,403	1,384,893	385,528	–	60,560	37,278	1,142,148	1,499,114

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKMidCapG		VKUSRealEst		VKCom2		VKStrGr2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(426,739)	(332,996)	(452,487)	13,000	(110,448)	(170,677)	(50,655)	(51,860)
Realized gain (loss) on investments	3,106,502	4,016,469	46,660,577	33,029,614	764,017	634,176	104,491	78,697
Change in unrealized gain (loss) on investments	(2,797,322)	314,220	41,050,396	3,234,726	704,379	(694,903)	(33,385)	120,797
Reinvested capital gains	2,080,800	–	23,801,070	8,632,526	1,126,315	623,887	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,963,241	3,997,693	111,059,556	44,909,866	2,484,263	392,483	20,451	147,634

Equity transactions:
Purchase payments received from contract owners (note 3)	535,611	445,589	7,374,893	7,453,537	191,862	278,191	34,932	10,294
Transfers between funds	(462,563)	3,079,228	(648,618)	(22,034,531)	(259,767)	(143,468)	(145,891)	(37,393)
Redemptions (note 3)	(4,561,021)	(2,127,887)	(44,838,722)	(32,195,191)	(1,404,892)	(936,567)	(153,299)	(172,424)
Annuity benefits	(7,310)	(6,752)	(101,412)	(100,171)	–	–	–	–
Annual contract maintenance charges (note 2)	(539)	(501)	(6,261)	(4,864)	–	–	–	–
Contingent deferred sales charges (note 2)	(40,395)	(37,490)	(356,617)	(366,573)	(22,774)	(14,091)	(357)	(4,948)
Adjustments to maintain reserves	2,490	4,302	130,079	77,340	(1,147)	(1,041)	(280)	(163)

Net equity transactions	(4,533,727)	1,356,489	(38,446,658)	(47,170,453)	(1,496,718)	(816,976)	(264,895)	(204,634)

Net change in contract owners’ equity	(2,570,486)	5,354,182	72,612,898	(2,260,587)	987,545	(424,493)	(244,444)	(57,000)
Contract owners’ equity beginning of period	31,132,049	25,777,867	325,028,955	327,289,542	18,867,355	19,291,848	2,808,969	2,865,969

Contract owners’ equity end of period	$28,561,563	31,132,049	397,641,853	325,028,955	19,854,900	18,867,355	2,564,525	2,808,969

CHANGES IN UNITS:
Beginning units	3,599,728	3,445,048	12,119,855	14,131,924	1,555,924	1,625,539	281,218	302,950

Units purchased	1,055,004	1,735,959	2,984,483	3,186,581	72,818	85,092	9,772	11,554
Units redeemed	(1,635,027)	(1,581,279)	(4,258,670)	(5,198,650)	(191,545)	(154,707)	(36,153)	(33,286)

Ending units	3,019,705	3,599,728	10,845,668	12,119,855	1,437,197	1,555,924	254,837	281,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VicDivrStk		VicSmCoOpp		WRAsStrat		WRBal
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(175,286)	(222,466)	–	–	(2,178,958)	(604,950)	50,348	(87,435)
Realized gain (loss) on investments	568,588	246,926	–	–	3,558,053	873,640	2,022,808	887,668
Change in unrealized gain (loss) on investments	939,041	1,129,044	–	–	(2,036,657)	21,518,707	6,684,221	2,769,929
Reinvested capital gains	482,332	–	–	–	37,163,816	12,473,104	325,133	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,814,675	1,153,504	–	–	36,506,254	34,260,501	9,082,510	3,570,162

Equity transactions:
Purchase payments received from contract owners (note 3)	207,646	165,937	135	–	6,922,146	5,045,918	2,069,999	1,817,902
Transfers between funds	(992,392)	(427,510)	(126)	–	22,515,234	16,747,553	(5,773,148)	(3,471,493)
Redemptions (note 3)	(1,812,196)	(2,117,393)	(9)	–	(14,652,338)	(8,564,205)	(7,110,294)	(6,681,462)
Annuity benefits	–	–	–	–	(9,331)	(277)	(11,750)	(3,515)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(20,531)	(48,663)	–	–	(265,373)	(211,179)	(124,703)	(169,527)
Adjustments to maintain reserves	4,257	3,555	–	–	97,373	60,197	13,961	11,233

Net equity transactions	(2,613,216)	(2,424,074)	–	–	14,607,711	13,078,007	(10,935,935)	(8,496,862)

Net change in contract owners’ equity	(798,541)	(1,270,570)	–	–	51,113,965	47,338,508	(1,853,425)	(4,926,700)
Contract owners’ equity beginning of period	16,700,637	17,971,207	–	–	192,045,291	144,706,783	99,104,556	104,031,256

Contract owners’ equity end of period	$15,902,096	16,700,637	–	–	243,159,256	192,045,291	97,251,131	99,104,556

CHANGES IN UNITS:
Beginning units	1,477,938	1,705,072	–	–	13,534,569	12,509,904	8,795,903	9,573,904

Units purchased	26,727	31,150	9	–	2,719,579	2,288,014	492,017	494,708
Units redeemed	(249,086)	(258,284)	(9)	–	(1,814,778)	(1,263,349)	(1,430,447)	(1,272,709)

Ending units	1,255,579	1,477,938	–	–	14,439,370	13,534,569	7,857,473	8,795,903

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRBond		WRCoreEq		WRDivInc		WREnergy
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$2,772,980	2,913,419	(1,207,892)	(2,487,486)	69,251	29,057	(1,755)	–
Realized gain (loss) on investments	(641,512)	(52,249)	2,347,220	(2,190,722)	165,994	86,363	(29,651)	–
Change in unrealized gain (loss) on investments	430,465	(3,026,762)	28,319,315	22,661,618	2,783,335	1,329,017	2,068	–
Reinvested capital gains	27,174	444,868	7,078,842	–	154,290	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,589,107	279,276	36,537,485	17,983,410	3,172,870	1,444,437	(29,338)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	1,655,772	1,378,165	5,012,945	3,468,084	1,280,239	1,279,548	288,317	–
Transfers between funds	(783,660)	(706,473)	(11,026,135)	(12,131,036)	10,914,379	7,826,571	1,847,982	–
Redemptions (note 3)	(7,066,942)	(7,172,572)	(17,218,516)	(15,222,208)	(860,591)	(406,752)	(27,153)	–
Annuity benefits	(11,350)	(2,737)	(12,360)	(672)	(3,592)	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(130,903)	(150,224)	(359,243)	(401,719)	(8,451)	(6,612)	(425)	–
Adjustments to maintain reserves	489	5,829	39,171	63,049	6,748	2,467	(244)	–

Net equity transactions	(6,336,594)	(6,648,012)	(23,564,138)	(24,224,502)	11,328,732	8,695,222	2,108,477	–

Net change in contract owners’ equity	(3,747,487)	(6,368,736)	12,973,347	(6,241,092)	14,501,602	10,139,659	2,079,139	–
Contract owners’ equity beginning of period	94,620,436	100,989,172	247,767,112	254,008,204	17,222,991	7,083,332	–	–

Contract owners’ equity end of period	$90,872,949	94,620,436	260,740,459	247,767,112	31,724,593	17,222,991	2,079,139	–

CHANGES IN UNITS:
Beginning units	7,659,203	8,199,654	27,738,468	30,602,270	1,421,645	652,179	–	–

Units purchased	766,763	695,643	1,494,254	1,066,061	1,110,335	880,760	250,745	–
Units redeemed	(1,281,140)	(1,236,094)	(3,965,362)	(3,929,863)	(244,763)	(111,294)	(25,620)	–

Ending units	7,144,826	7,659,203	25,267,360	27,738,468	2,287,217	1,421,645	225,125	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRGlNatRes		WRGrowth		WRHiInc		WRIntlGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(309,143)	(68,059)	(3,785,387)	(4,027,541)	4,706,041	4,821,413	(526,441)	485,896
Realized gain (loss) on investments	187,347	2,185	3,441,849	(2,888,923)	(200,651)	(360,160)	2,228,068	785,153
Change in unrealized gain (loss) on investments	4,084,168	1,506,316	10,172,594	34,836,120	2,301,066	(3,537,984)	10,830,967	7,306,584
Reinvested capital gains	1,535,374	80,510	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,497,746	1,520,952	9,829,056	27,919,656	6,806,456	923,269	12,532,594	8,577,633

Equity transactions:
Purchase payments received from contract owners (note 3)	2,450,116	1,296,890	4,752,624	4,415,912	1,702,983	2,211,745	2,064,420	1,073,563
Transfers between funds	20,175,635	14,202,611	(32,012,674)	(24,676,997)	1,822,019	(3,178,264)	530,078	(3,466,130)
Redemptions (note 3)	(1,169,867)	(126,430)	(18,244,555)	(18,497,968)	(5,439,316)	(5,597,726)	(5,168,734)	(4,243,628)
Annuity benefits	(2,123)	–	(11,342)	(1,834)	(5,735)	(2,356)	(283)	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(12,092)	(1,507)	(406,942)	(532,005)	(102,406)	(129,068)	(101,985)	(130,354)
Adjustments to maintain reserves	17,256	1,545	21,934	51,260	6,854	8,375	21,423	16,043

Net equity transactions	21,458,925	15,373,109	(45,900,955)	(39,241,632)	(2,015,601)	(6,687,294)	(2,655,081)	(6,750,506)

Net change in contract owners’ equity	26,956,671	16,894,061	(36,071,899)	(11,321,976)	4,790,855	(5,764,025)	9,877,513	1,827,127
Contract owners’ equity beginning of period	16,894,061	–	306,491,090	317,813,066	78,507,702	84,271,727	65,724,366	63,897,239

Contract owners’ equity end of period	$43,850,732	16,894,061	270,419,191	306,491,090	83,298,557	78,507,702	75,601,879	65,724,366

CHANGES IN UNITS:
Beginning units	1,378,143	–	33,936,580	38,640,684	5,754,595	6,254,780	6,562,646	7,335,175

Units purchased	1,739,253	1,402,769	1,114,688	1,262,517	771,146	604,844	968,491	679,664
Units redeemed	(230,158)	(24,626)	(6,184,923)	(5,966,621)	(920,977)	(1,105,029)	(1,213,476)	(1,452,193)

Ending units	2,887,238	1,378,143	28,866,345	33,936,580	5,604,764	5,754,595	6,317,661	6,562,646

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRIntVal		WRLTBond		WRMicCpGr		WRMidCpGr
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$234,808	223,194	814,956	766,327	(79,069)	(38,586)	(70,154)	(13,369)
Realized gain (loss) on investments	293,886	138,918	(146,086)	(48,160)	438,083	46,980	59,706	6,913
Change in unrealized gain (loss) on investments	4,039,274	(380,361)	322,750	(575,552)	114,745	595,664	540,013	179,207
Reinvested capital gains	2,422,927	1,795,152	–	–	–	–	3,183	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,990,895	1,776,903	991,620	142,615	473,759	604,058	532,748	172,751

Equity transactions:
Purchase payments received from contract owners (note 3)	814,250	1,066,797	534,803	820,564	310,446	379,259	566,622	374,305
Transfers between funds	7,929,531	12,272,977	(2,990,817)	(2,052,144)	1,752,869	1,538,699	6,648,900	3,586,088
Redemptions (note 3)	(1,663,107)	(693,502)	(3,017,007)	(3,761,593)	(324,666)	(81,416)	(275,266)	(18,458)
Annuity benefits	(257)	(132)	(2,283)	(1,114)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(38,346)	(12,425)	(63,474)	(107,405)	(4,791)	(2,151)	(3,603)	(222)
Adjustments to maintain reserves	9,094	5,438	250	1,969	1,730	1,051	2,344	9,151

Net equity transactions	7,051,165	12,639,153	(5,538,528)	(5,099,723)	1,735,588	1,835,442	6,938,997	3,950,864

Net change in contract owners’ equity	14,042,060	14,416,056	(4,546,908)	(4,957,108)	2,209,347	2,439,500	7,471,745	4,123,615
Contract owners’ equity beginning of period	22,332,010	7,915,954	41,684,973	46,642,081	4,474,771	2,035,271	4,123,615	–

Contract owners’ equity end of period	$36,374,070	22,332,010	37,138,065	41,684,973	6,684,118	4,474,771	11,595,360	4,123,615

CHANGES IN UNITS:
Beginning units	1,636,753	635,691	3,575,770	4,015,932	339,344	184,067	363,735	–

Units purchased	736,295	1,207,884	365,505	437,591	256,478	200,690	711,487	372,676
Units redeemed	(288,385)	(206,822)	(838,393)	(877,753)	(138,381)	(45,413)	(120,592)	(8,941)

Ending units	2,084,663	1,636,753	3,102,882	3,575,770	457,441	339,344	954,630	363,735

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRMMkt		WRMortSec		WRRealEstS		WRSciTech
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$805,168	249,864	298,244	188,934	(95,232)	44,211	(1,667,424)	(1,601,534)
Realized gain (loss) on investments	–	–	(27,848)	(4,229)	380,561	138,439	5,084,701	1,505,738
Change in unrealized gain (loss) on investments	–	–	(12,895)	(158,320)	4,288,987	799,712	850,742	17,929,142
Reinvested capital gains	–	–	–	–	674,509	367,016	3,314,400	–

Net increase (decrease) in contract owners’ equity resulting from operations	805,168	249,864	257,501	26,385	5,248,825	1,349,378	7,582,419	17,833,346

Equity transactions:
Purchase payments received from contract owners (note 3)	2,312,631	3,522,493	95,979	444,629	663,817	933,450	2,432,710	2,821,960
Transfers between funds	13,224,480	(2,041,361)	2,200,182	3,825,612	8,002,811	7,341,980	(9,648,484)	(3,215,343)
Redemptions (note 3)	(7,459,186)	(3,952,860)	(296,490)	(203,875)	(1,612,552)	(637,191)	(7,712,554)	(6,846,988)
Annuity benefits	(256)	–	(2,209)	(2,249)	(1,072)	(653)	(6,658)	(258)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(131,082)	(82,251)	(4,246)	(3,231)	(31,871)	(14,402)	(151,209)	(210,908)
Adjustments to maintain reserves	(11,512)	(1,585)	110	(1,086)	8,542	4,865	32,311	41,043

Net equity transactions	7,935,075	(2,555,564)	1,993,326	4,059,800	7,029,675	7,628,049	(15,053,884)	(7,410,494)

Net change in contract owners’ equity	8,740,243	(2,305,700)	2,250,827	4,086,185	12,278,500	8,977,427	(7,471,465)	10,422,852
Contract owners’ equity beginning of period	22,447,693	24,753,393	6,428,167	2,341,982	15,893,104	6,915,677	129,075,898	118,653,046

Contract owners’ equity end of period	$31,187,936	22,447,693	8,678,994	6,428,167	28,171,604	15,893,104	121,604,433	129,075,898

CHANGES IN UNITS:
Beginning units	2,198,821	2,454,823	618,701	226,204	1,139,421	541,343	11,941,607	12,706,625

Units purchased	2,582,807	1,288,786	329,426	468,888	653,040	769,691	617,218	791,562
Units redeemed	(1,811,773)	(1,544,788)	(139,940)	(76,391)	(220,335)	(171,613)	(1,996,537)	(1,556,580)

Ending units	2,969,855	2,198,821	808,187	618,701	1,572,126	1,139,421	10,562,288	11,941,607

(Continued)

NATIONWIDE VARIABLE ACCOUNT–9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	WRSmCapGr		WRSmCpVal		WRValue		WFOpp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(1,930,505)	(2,030,432)	(143,927)	(140,468)	(359,682)	24,708	(2,372,112)	(2,572,676)
Realized gain (loss) on investments	7,996,394	5,909,852	91,021	95,619	5,967,101	3,557,467	8,533,861	5,493,299
Change in unrealized gain (loss) on investments	(14,162,677)	6,360,801	763,134	(1,405,621)	7,639,161	(6,405,564)	(7,569,217)	9,455,220
Reinvested capital gains	12,532,030	6,185,908	1,051,893	1,902,076	5,121,207	7,094,848	20,410,770	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,435,242	16,426,129	1,762,121	451,606	18,367,787	4,271,459	19,003,302	12,375,843

Equity transactions:
Purchase payments received from contract owners (note 3)	2,373,484	2,205,950	307,172	741,744	1,984,410	2,785,529	3,407,132	4,220,062
Transfers between funds	(17,972,882)	(11,796,466)	318,421	3,862,332	(17,674,720)	(4,468,709)	(21,115,824)	(19,996,931)
Redemptions (note 3)	(9,331,885)	(9,408,892)	(861,761)	(413,657)	(9,217,205)	(8,307,913)	(21,106,533)	(16,800,937)
Annuity benefits	(11,280)	(514)	–	–	(9,424)	(1,221)	(32,913)	(30,325)
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(3,045)	(3,541)
Contingent deferred sales charges (note 2)	(199,702)	(283,350)	(17,350)	(7,278)	(211,900)	(245,808)	(257,360)	(254,088)
Adjustments to maintain reserves	14,676	41,389	2,232	1,604	16,449	29,658	22,110	15,566

Net equity transactions	(25,127,589)	(19,241,883)	(251,286)	4,184,745	(25,112,390)	(10,208,464)	(39,086,433)	(32,850,194)

Net change in contract owners’ equity	(20,692,347)	(2,815,754)	1,510,835	4,636,351	(6,744,603)	(5,937,005)	(20,083,131)	(20,474,351)
Contract owners’ equity beginning of period	153,052,793	155,868,547	12,034,087	7,397,736	137,214,717	143,151,722	200,488,980	220,963,331

Contract owners’ equity end of period	$132,360,446	153,052,793	13,544,922	12,034,087	130,470,114	137,214,717	180,405,849	200,488,980

CHANGES IN UNITS:
Beginning units	12,069,149	13,698,218	1,005,493	631,627	10,933,745	11,755,346	16,647,315	19,567,386

Units purchased	623,531	492,850	275,334	533,981	498,029	920,546	546,237	949,874
Units redeemed	(2,633,077)	(2,121,919)	(299,355)	(160,115)	(2,427,503)	(1,742,147)	(3,678,971)	(3,869,945)

Ending units	10,059,603	12,069,149	981,472	1,005,493	9,004,271	10,933,745	13,514,581	16,647,315

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On July 1, 1999, the Company (Depositor) transferred to the Account, 100,000 shares of the Victory VIF –Diversified Stock Fund Class A Shares, 100,000 shares of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 shares of the Victory VIF – Small Company Opportunity Fund Class A Shares, for which the Account was credited with 100,000 units of the Victory VIF – Diversified Stock Fund Class A Shares, 100,000 units of the Victory VIF – Investment Quality Bond Fund Class A Shares and 100,000 units of the Victory VIF – Small Company Opportunity Fund Class A Shares.

On August 20, 2001, the Depositor transferred to the Account, 50,000 shares of the First Horizon Capital Appreciation Portfolio and 50,000 shares of the First Horizon Growth & Income Portfolio, for which the Account was credited 50,000 units of the First Horizon Capital Appreciation Portfolio and 50,000 units of the First Horizon Growth & Income Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I (AIMBBal)

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II (AIMBValue2)

    AIM Variable Insurance Funds – AIM V.I. Blue Chip Fund – Series I (AIMBlueCh)*

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II (AIMCapAp2)

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II (AIMCapDev2)

    AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I (AIMCoreEq)

    AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II (AIMCoreEq2)

    AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I (AIMGlobHlth)

    AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I (AIMGlobReal)

        (formerly AIM Variable Insurance Funds – AIM V.I. Real Estate Fund – Series I Shares)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    AIM Variable Insurance Funds – AIM V.I. International Growth Fund – Series I (AIMIntGr)*

    AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I (AIMLrgCpGr)

    AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I (AIMPreEq)*

    AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II (AIMPreEq2)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class B (AlGrIncB)

    AllianceBernstein Variable Products Series Fund Inc. – Large Cap Growth Portfolio –

        Class B (AlLrgCpGrB)

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio –

        Class B (AlSmMdCpB)

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class II (ACVPIncGr2)

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)

    American Century Variable Portfolios Inc. – International Fund – Class III (ACVPInt3)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class II (ACVPMdCpV2)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)

    American Century Variable Portfolios Inc. – Ultra® Fund – Class II (ACVPUltra2)

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – Value Fund – Class II (ACVPVal2)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class II (ACVPVista2)

Portfolios of the BB&T Variable Insurance Funds;

    BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund (BBTCapMgr)

    BB&T Variable Insurance Funds – BB&T VIF Large Cap (BBTLgCapV)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Cap Value Fund)

    BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth (BBTLgCapGr)

        (formerly BB&T Variable Insurance Funds – BB&T VIF Large Company Growth Fund)

    BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund (BBTMdCapGr)

Portfolios of the Credit Suisse Trust;

    Credit Suisse Trust – Global Small Cap Portfolio (CSTGlSmCp)

    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

    Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Deutsche VIT NASDAQ 100 Index Fund (DeuNAS100)*

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares (DryELeadS)

    Dreyfus Investment Portfolios – European Equity Portfolio (DryEuroEq)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)

Dreyfus Socially Responsible Growth Fund Inc. – Initial Shares The (DrySRGro)

Dreyfus Socially Responsible Growth Fund Inc. – Service Shares The (DrySRGroS)

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares (DryVIFAppS)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)*

    Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares (DryVIFIntVal)

Portfolios of the Evergreen Variable Annuity Funds;

    Evergreen Variable Annuity Funds – Evergreen VA Fund – Class 1 Shares (EvFund)*

    Evergreen Variable Annuity Funds – Evergreen VA Fundamental Large Cap Fund –

        Class 1 Shares (EvFdLrgCp)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Evergreen Variable Annuity Funds – Evergreen VA International Equity Fund – Class 1 Shares (EvIntEq)*

    Evergreen Variable Annuity Funds – Evergreen VA Omega Fund – Class 1 Shares (EvOmega)*

    Evergreen Variable Annuity Funds – Evergreen VA Special Equity Fund – Class 1 Shares (EvSpEq)*

    Evergreen Variable Annuity Funds – Evergreen VA Special Values Fund – Class 1 Shares (EvSpVal)*

    Evergreen Variable Annuity Funds – Evergreen VA Strategic Income Fund – Class 1 Shares (EvStratInc)*

Evergreen Variable Annuity Trust – Evergreen VA Balanced Fund – Class 1 (EvBal)*

Portfolios of the Evergreen Variable Trust;

    Evergreen Variable Trust – Evergreen VA Blue Chip Fund – Class I (EvBlCh)*

    Evergreen Variable Trust – Evergreen VA Capital Growth Fund – Class I (EvCapG)*

    Evergreen Variable Trust – Evergreen VA Equity Index Fund – Class I (EvEqIx)*

    Evergreen Variable Trust – Evergreen VA Global Leaders Fund – Class I (EvGloLead)*

    Evergreen Variable Trust – Evergreen VA Masters Fund – Class I (EvMasters)*

Portfolios of the Federated Insurance Series;

    Federated Insurance Series – Federated American Leaders Fund II – Service Shares (FedAmLeadS)

    Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares (FedCapApS)

    Federated Insurance Series – Federated High Income Bond Fund II – Service Shares (FedHiIncS)

    Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares (FedMrkOp)

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

    Federated Insurance Series – Federated Quality Bond Fund II – Service Shares (FedQualBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2 (FidVIPGrS2)

    Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class (FidVIPHIS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio –

        Service Class (FidVIPGrOpS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

    Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio –

        Service Class 2 (FidVIPVaIS2)

Portfolios of the Fidelity® Variable Insurance Products Fund IV;

    Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

        (formerly Fidelity® Variable Insurance Products Fund IV – Natural Resources Portfolio – Service

            Class 2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class (FidVIPFree10S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio –

        Service Class 2 (FidVIPFree10S2)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class (FidVIPFree20S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio –

        Service Class 2 (FidVIPFree20S2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class (FidVIPFree30S)

    Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio –

        Service Class 2 (FidVIPFree30S2)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio (FICoreEq)*

First Horizon Capital Appreciation Portfolio (FHCapAp)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund –

        Class 2 (FrVIPIncSec2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund –

        Class 2 (FrVIPRisDiv2)

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 1 (FrVIPForSec)*

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)

Portfolios of the Gartmore Variable Insurance Trust (GVIT);

    Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II (GVITAstAll2)

    Gartmore GVIT – American Funds GGVIT Bond Fund – Class II (GVITBnd2)

    Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II (GVITGlobGr2)

    Gartmore GVIT – American Funds GGVIT Growth Fund – Class II (GVITGrowth2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II (GVITIntVal2)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III (GVITIntVal3)

    Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI (GVITIntVal6)

    Gartmore GVIT – Emerging Markets Fund – Class I (GVITEmMrkts)

    Gartmore GVIT – Emerging Markets Fund – Class III (GVITEmMrkts3)

    Gartmore GVIT – Emerging Markets Fund – Class VI (GVITEmMrkts6)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I (GVITFHiInc)

    Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III (GVITFHiInc3)

    Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII (GVITIntIdx8)

    Gartmore GVIT – Global Financial Services Fund – Class I (GVITGlFin)

    Gartmore GVIT – Global Financial Services Fund – Class III (GVITGlFin3)

    Gartmore GVIT – Global Health Sciences Fund – Class I (GVITGlHlth)

    Gartmore GVIT – Global Health Sciences Fund – Class III (GVITGlHlth3)

    Gartmore GVIT – Global Technology and Communications Fund – Class I (GVITGlTech)

    Gartmore GVIT – Global Technology and Communications Fund – Class III (GVITGlTech3)

    Gartmore GVIT – Global Utilities Fund – Class I (GVITGlUtl)

    Gartmore GVIT – Global Utilities Fund – Class III (GVITGlUtl3)

    Gartmore GVIT – Government Bond Fund – Class I (GVITGvtBd)

    Gartmore GVIT – Government Bond Fund – Class II (GVITGvtBd2)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund – Class I (GVITIntGro)

    Gartmore GVIT – International Growth Fund – Class III (GVITIntGro3)

    Gartmore GVIT – Investor Destinations Aggressive Fund – Class II (GVITIDAgg2)

    Gartmore GVIT – Investor Destinations Conservative Fund – Class II (GVITIDCon2)

    Gartmore GVIT – Investor Destinations Moderate Fund – Class II (GVITIDMod2)

    Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II (GVITIDModAg2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II (GVITIDModCon2)

    Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund – Class I (GVITMdCpGr)

    Gartmore GVIT – Mid Cap Index Fund – Class I (GVITMidCap)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide Fund – Class I (GVITNWFund)

    Gartmore GVIT – Nationwide Fund – Class II (GVITNWFund2)

    Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I (GVITNWStrVal)*

    Gartmore GVIT – Nationwide Leaders Fund – Class I (GVITNWLead)

    Gartmore GVIT – Nationwide Leaders Fund – Class III (GVITNWLead3)

    Gartmore GVIT – Small Cap Growth Fund – Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Growth Fund – Class II (GVITSmCapGr2)

    Gartmore GVIT – Small Cap Value Fund – Class I (GVITSmCapVal)

    Gartmore GVIT – Small Cap Value Fund – Class II (GVITSmCapVal2)

    Gartmore GVIT – Small Company Fund – Class I (GVITSmComp)

    Gartmore GVIT – Small Company Fund – Class II (GVITSmComp2)

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I (GVITTGroFoc)*

    Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III (GVITTGroFoc3)*

    Gartmore GVIT – U.S. Growth Leaders Fund – Class I (GVITUSGro)

    Gartmore GVIT – U.S. Growth Leaders Fund – Class III (GVITUSGro3)

    Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I (GVITVKVal)

    Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I (GVITMltSec)

    Gartmore GVIT – Worldwide Leaders Fund – Class I (GVITWLead)

    Gartmore GVIT – Worldwide Leaders Fund – Class III (GVITWLead3)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Global Technology Portfolio – Service II Shares (JanGlTechS2)

    Janus Aspen Series – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JanRMgCore)

        (formerly Janus Aspen Series – Risk-Managed Core Portfolio – Service Shares)

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)

Portfolios of the JPMorgan Series Trust II;

    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)

    MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class (MFSMidCapGrS)

    MFS Variable Insurance Trust – New Discovery Series – Service Class (MFSNewDiscS)

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – Focus Portfolio – S Class Shares (NBAMTFocus)*

    Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        I Class Shares (NBAMTMCGr)

    Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I (NBAMTPart)

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)

    Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I (NBAMSocRes)

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Service Class (OppCapApS)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Service Class (OppGlSecS)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Service Class (OppHighIncS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class (OppMStS)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA –

        Service Class (OppMStSCapS)

    Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA –

        Non-Service Shares (OppMidCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Aggressive Growth Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA –

        Service Class (OppStratBdS)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio –

        Administrative Shares (PVITRealRet)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio –

        Administrative Shares (PVITTotRet)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)*

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)*

Royce Capital Fund – Micro Cap

SBL Fund – Series D (Global Series) (SBLGlob)

SBL Fund – Series J (Mid Cap Growth Series) (SBLMidCapGr)

SBL Fund – Series N (Managed Asset Allocation Series) (SBLAsAlloc)

SBL Fund – Series O (Equity Income Series) (SBLEqInc)

SBL Fund – Series P (High Yield Series) (SBLHighYld)

SBL Fund – Series Q (Small Cap Value Series) (SBLSmCapVal)

SBL Fund – Series V (Mid Cap Value Series) (SBLMidCapVal)

SBL Fund – Series X (Small Cap Growth Series) (SBLSmCapGr)

SBL Fund – Series Y (Select 25 Series) (SBLSel25)

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Eck Worldwide Insurance Trust;

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)

    Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)

    Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class I (VKCorPlus)

    Van Kampen – The Universal Institutional Funds Inc. – Core Plus Fixed Income Portfolio –

        Class II (VKCorPlus2)

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)

    Van Kampen – The Universal Institutional Funds Inc. – International Magnum Portfolio –

        Class I (VKIntMag)*

    Van Kampen – The Universal Institutional Funds Inc. – Mid Cap Growth Portfolio – Class I (VKMidCapG)

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

Portfolios of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Comstock Portfolio – Class II (VKCom2)

    Van Kampen Life Investment Trust – Morgan Stanley Real Estate Securities Fund (VKRealEstSec)*

    Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II (VKStrGr2)

        (formerly Van Kampen Life Investment Trust – Emerging Growth Portfolio – Class II)

Portfolios of the Victory Variable Insurance Funds;

    Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares (VicDivrStk)

    Victory Variable Insurance Funds – Investment Quality Bond Fund Class A Shares (VicInvQBd)*

    Victory Variable Insurance Funds – Small Company Opportunity Fund Class A Shares (VicSmCoOpp)*

Portfolios of the W&R Target Funds Inc.;

    W&R Target Funds Inc. – Asset Strategy Portfolio (WRAsStrat)

    W&R Target Funds Inc. – Balanced Portfolio (WRBal)

    W&R Target Funds Inc. – Bond Portfolio (WRBond)

    W&R Target Funds Inc. – Core Equity Portfolio (WRCoreEq)

    W&R Target Funds Inc. – Dividend Income Portfolio (WRDivInc)

    W&R Target Funds Inc. – Energy Portfolio (WREnergy)

    W&R Target Funds Inc. – Global Natural Resources Portfolio (WRGlNatRes)

    W&R Target Funds Inc. – Growth Portfolio (WRGrowth)

    W&R Target Funds Inc. – High Income Portfolio (WRHiInc)

    W&R Target Funds Inc. – International Growth Portfolio (WRIntlGr)

    W&R Target Funds Inc. – International Value Portfolio (WRIntVal)

    W&R Target Funds Inc. – Limited-Term Bond Portfolio (WRLTBond)

    W&R Target Funds Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

    W&R Target Funds Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

    W&R Target Funds Inc. – Money Market Portfolio (WRMMkt)

    W&R Target Funds Inc. – Mortgage Securities Portfolio (WRMortSec)

    W&R Target Funds Inc. – Real Estate Securities Portfolio (WRRealEstS)

    W&R Target Funds Inc. – Science and Technology Portfolio (WRSciTech)

    W&R Target Funds Inc. – Small Cap Growth Portfolio (WRSmCapGr)

    W&R Target Funds Inc. – Small Cap Value Portfolio (WRSmCpVal)

    W&R Target Funds Inc. – Value Portfolio (WRValue)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM;

    Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM (WFOpp)

* At December 31, 2006, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(g)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-9 Options	BOA Future(1)		ElitiPro Classic	ElitiPro Ltd	BOA Choice(2)		BOA V(3)	BOA Income	BOA Exclusive II(4)		BOA choice Venue
Variable Account Charges – Recurring	0.95%		1.60%	1.75%	1.20%		1.10%	1.25%	1.20%		1.50%
Reduced Purchase Payment Option	0.25%		–	–	–		–	–	–		–
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%		–	–	–		0.15%	–	–		–
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%		–	–	–		0.10%	–	–		–
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%		–	–	–		0.05%	–	–		–
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%		–	–	–		0.15%	–	–		–
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15	%(5)	–	–	–		–	–	0.15	%(5)	–
One-Year Step Up	0.05	%(6)	–	–	–		0.05%	–	0.10	%(6)	–
Greater of One-Year or 5% Enhanced	0.20	%(5)	–	–	0.15	%(5)	–	–	0.20	%(5)	0.15%
5% Enhanced	0.10	%(7)	–	–	0.05	%(7)	0.10%	–	0.15	%(7)	–
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45	%(8)	–	–	0.45	%(9)	–	–	0.45	%(9)	0.45	%(9)
Option 2	0.30	%(8)	–	–	0.30	%(9)	–	–	0.30	%(9)	0.30	%(9)
Spousal Protection Annuity Option	–		–	–	–		–	–	–		0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%		–	–	–		–	–	–		–
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%		–	–	0.40%		–	–	0.40%		0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
America’s Income Annuity Income Foundation Rider	–		–	–	–		–	1.00%	–		–
Provides for a guarantee of variable annuity payments.
Capital Preservation Plus Option	0.50%		–	–	–		–	–	0.50%		0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges(10):	3.95%		1.60%	1.75%	2.20%		1.70%	2.25%	2.80%		3.10%

(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Key Corp and Paine Weber products.
(3)	Includes NEA Select product.
(4)	Includes Waddell & Reed Advisors Select Reserve product.
(5)	Available beginning January 2, 2002 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option.
(8)	No longer available effective May 1, 2003. Applicant could elect one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could elect one GMIB option.
(10)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006.

	Total	AIMBBal	AIMBValue2	AIMBlueCh	AIMCapAp	AIMCapAp2	AIMCapDev2	AIMCoreEq
0.95%	$38,223,572	1,303	821	400	279	160	3,003	321
1.00%	14,272,735	–	331	–	–	131	563	–
1.05%	2,804,607	–	107	–	–	–	31	–
1.10%	12,387,351	1,909	91	897	262	7	92	565
1.15%	6,355,599	691	3	28	687	333	8	240
1.20%	19,178,445	58	319	–	–	377	1,630	–
1.25%	3,401,391	1,161	5,358	61	–	244	2,234	295
1.30%	3,301,054	177	–	–	19	–	5	–
1.35%	4,133,567	360	2	70	–	21	297	287
1.40%	29,233,111	81	529	51	597	144	1,465	847
1.45%	9,928,755	–	–	–	–	–	1,259	–
1.50%	3,653,393	–	24,687	–	–	3,941	1,034	–
1.55%	12,881,874	1,783	548	782	204	125	579	3,433
1.60%	6,744,521	18	6,447	–	260	1,791	58	–
1.65%	4,381,618	–	33,411	–	–	3,388	1,836	–
1.70%	1,803,920	–	2	–	–	–	45	–
1.75%	2,183,384	50	6,287	–	5	1,780	219	–
1.80%	1,596,093	–	2,779	–	–	581	–	–
1.85%	2,300,382	–	62	–	–	–	187	–
1.90%	692,537	–	3,089	–	–	193	122	–
1.95%	1,412,634	–	25,030	–	–	4,755	286	–
2.00%	1,385,622	569	79	–	–	126	61	–
2.05%	1,622,372	1,570	6,610	469	–	3,130	843	–
2.10%	943,602	–	16,681	–	–	1,532	56	–
2.15%	292,136	–	4,781	–	–	657	296	–
2.20%	878,010	–	7,713	–	–	3,948	162	–
2.25%	419,907	–	146	–	–	158	354	–
2.30%	144,551	–	–	–	–	–	–	–
2.35%	45,113	–	210	–	–	254	–	–
2.40%	234,011	–	–	–	–	–	–	–
2.45%	99,317	–	175	–	–	391	69	–
2.50%	115,023	–	3,408	–	–	–	–	–
2.55%	21,265	–	–	–	–	–	–	–
2.60%	157,364	–	7,439	–	–	123	222	–
2.65%	5,487	–	–	–	–	–	–	–
2.70%	2,254	–	–	–	–	–	–	–
2.85%	565	–	–	–	–	–	–	–

Totals	$187,237,142	9,730	157,145	2,758	2,313	28,290	17,016	5,988

	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
0.95%	$–	–	–	466	176	–	–	–
1.00%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	163	245	1,053	223	–	–	–
1.15%	–	14	62	43	114	–	–	–
1.20%	–	–	9	–	–	–	–	–
1.25%	–	–	–	79	144	–	284	–
1.30%	–	–	–	–	–	–	–	–
1.35%	–	–	–	83	129	–	–	–
1.40%	–	–	–	64	183	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	3,515	–	–	–	–	1,658	13,577	9,222
1.55%	–	–	–	964	943	–	–	–
1.60%	1,077	–	–	–	–	500	8,587	2,639
1.65%	3,920	–	–	–	–	1,990	11,261	19,193
1.70%	–	–	–	–	–	–	–	–
1.75%	559	–	–	–	–	270	2,016	1,610
1.80%	329	–	–	–	–	156	1,741	1,965
1.85%	–	–	–	–	–	–	–	–
1.90%	329	–	–	–	–	157	50	237
1.95%	2,798	–	–	–	–	1,360	9,836	15,312
2.00%	–	–	–	–	–	–	–	–
2.05%	4,594	–	–	404	–	2,261	8,206	4,182
2.10%	1,977	–	–	–	–	942	6,365	5,582
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	AIMCoreEq2	AIMGlobHlth	AIMGlobReal	AIMLrgCpGr	AIMPreEq	AIMPreEq2	AlGrIncB	AlLrgCpGrB
2.15%	83	–	–	–	–	39	432	–
2.20%	751	–	–	–	–	396	6,186	2,033
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
2.35%	44	–	–	–	–	30	675	228
2.40%	–	–	–	–	–	–	–	–
2.45%	1,351	–	–	–	–	644	950	170
2.50%	72	–	–	–	–	34	2,324	1,381
2.55%	–	–	–	–	–	–	–	–
2.60%	403	–	–	–	–	190	2,032	436
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$21,802	177	316	3,156	1,912	10,627	74,522	64,190

	AlSmMdCpB	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV1	ACVPMdCpV2
0.95%	$–	592,932	–	140,340	347,014	200,363	8,632	–
1.00%	–	248,841	–	43,558	173,539	59,749	1,648	–
1.05%	–	54,454	–	13,192	27,546	15,107	227	–
1.10%	–	154,104	–	33,105	41,304	50,374	1,223	–
1.15%	–	66,983	–	24,628	17,774	31,812	947	–
1.20%	–	292,171	–	118,582	155,154	142,893	4,318	–
1.25%	82	43,535	–	21,018	20,271	14,564	471	697
1.30%	–	50,171	–	13,633	33,335	14,347	1,001	–
1.35%	–	54,781	–	26,002	15,898	26,034	639	–
1.40%	–	355,312	–	118,188	120,129	120,091	3,195	–
1.45%	–	119,123	–	41,132	83,839	27,958	1,235	–
1.50%	14,855	42,812	14,738	7,845	24,020	11,222	187	–
1.55%	–	139,611	–	45,483	34,108	35,342	1,672	–
1.60%	2,369	56,649	1,897	23,494	12,025	29,657	646	–
1.65%	23,860	66,888	9,587	24,294	18,360	25,798	883	–
1.70%	–	19,244	–	2,722	3,406	7,389	247	–
1.75%	4,999	29,554	1,725	6,102	4,311	8,200	36	–
1.80%	2,657	25,199	792	5,140	3,499	9,480	42	–
1.85%	–	16,219	–	6,878	5,125	10,016	775	–
1.90%	2,675	7,318	1,259	244	1,286	523	74	–
1.95%	16,266	5,108	3,560	3,574	8,710	4,381	–	–
2.00%	881	13,121	556	3,848	1,248	1,805	124	–
2.05%	12,444	17,828	4,522	1,340	4,360	12,330	138	–
2.10%	12,581	4,174	22,997	3,173	225	1,140	22	–
2.15%	3,519	1,018	412	549	93	1,046	–	–
2.20%	8,197	2,213	9,768	4,061	1,011	1,392	6	–
2.25%	–	341	–	7,488	–	329	11	476
2.30%	–	498	–	–	12	478	–	–
2.35%	1,427	14	1,082	175	–	4	–	–
2.40%	–	1,087	–	94	–	1,746	–	–
2.45%	1,005	423	–	86	–	–	–	–
2.50%	633	378	929	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	1,247	499	1,354	–	–	404	–	–
2.65%	–	7	–	–	–	–	–	–
2.70%	–	204	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$109,697	2,482,814	75,178	739,968	1,157,602	865,974	28,399	1,173

	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV

0.95%	$37,279	–	1,213,184	–	567	–	1,920	9,760
1.00%	10,828	–	394,731	–	378	–	–	–
1.05%	2,251	–	77,366	–	–	–	–	41
1.10%	10,356	–	384,769	–	21	–	4,507	9,130
1.15%	9,135	–	203,099	–	154	–	2,901	4,173
1.20%	30,480	–	764,792	–	211	–	21	209
1.25%	4,615	–	114,646	–	125	63	367	1,315
1.30%	1,808	–	156,817	–	–	–	575	1,431
1.35%	4,573	–	171,142	–	18	–	431	1,675
1.40%	30,740	–	989,919	–	200	–	277	8,782
1.45%	8,881	–	333,668	–	451	–	1,518	880
1.50%	1,803	7,556	100,321	34,984	19	–	82	86
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista1	ACVPVista2	BBTCapMgr	BBTLgCapV
1.55%	12,772	–	456,700	–	30	–	1,670	7,544
1.60%	6,966	1,551	179,350	7,264	–	–	4,278	2,485
1.65%	5,387	7,963	132,464	15,362	83	–	2,942	438
1.70%	260	–	63,494	–	–	–	6,672	33
1.75%	1,364	2,689	76,982	6,131	–	–	8	62
1.80%	1,340	307	53,459	9,250	–	–	–	–
1.85%	1,997	–	82,287	–	3	–	–	1,413
1.90%	1,106	297	17,783	8,550	–	–	–	2,208
1.95%	285	6,101	11,579	20,278	–	–	–	–
2.00%	60	811	44,229	3,618	299	–	–	699
2.05%	120	3,086	45,652	13,576	–	–	–	–
2.10%	1,110	3,194	7,361	12,220	–	–	–	–
2.15%	301	105	9,054	1,610	–	–	–	–
2.20%	239	3,867	14,131	9,097	–	–	–	–
2.25%	81	–	5,628	–	–	248	–	–
2.30%	–	–	3,094	–	–	–	–	–
2.35%	–	84	–	2,310	–	–	–	–
2.40%	–	–	1,289	–	–	–	–	–
2.45%	–	145	3,064	2,808	–	–	–	–
2.50%	–	–	681	787	–	–	–	–
2.55%	–	–	751	–	–	–	–	–
2.60%	46	362	1,537	2,839	–	–	–	–
2.65%	–	–	38	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$186,183	38,118	6,115,061	150,684	2,559	311	28,169	52,364

	BBTLgCapGr	BBTMdCapGr	CSTGlSmCp	CSTIntFoc	CSTLCapV	DryELeadS	DrySmCapIxS	DrySRGro
0.95%	$2,779	8,517	19,223	42,954	57,712	–	167,399	327,912
1.00%	–	–	7,098	23,407	34,905	–	59,250	144,695
1.05%	7	98	3,718	5,317	11,278	–	12,222	31,454
1.10%	2,978	5,290	899	1,118	2,376	–	51,611	115,856
1.15%	321	931	51	89	523	–	33,967	32,438
1.20%	–	155	2,672	5,460	18,139	–	82,050	117,029
1.25%	880	745	73	1,134	2,222	–	18,948	18,118
1.30%	1,016	1,124	29	409	3,066	–	15,190	21,177
1.35%	427	1,060	–	81	161	–	37,195	15,065
1.40%	2,235	4,653	29	128	6,313	–	119,469	131,674
1.45%	984	1,162	–	109	3,205	–	38,201	84,384
1.50%	68	85	–	866	1,571	4,621	10,460	13,922
1.55%	2,094	2,121	–	–	119	–	48,211	28,504
1.60%	2,362	4,356	–	36	25	1,609	26,439	11,091
1.65%	40	806	–	281	303	2,335	14,533	23,419
1.70%	30	31	–	–	30	–	8,216	7,153
1.75%	197	326	–	–	15	2,545	7,156	4,059
1.80%	33	–	–	–	558	229	5,241	3,847
1.85%	5,328	6,978	–	–	107	–	7,811	6,424
1.90%	–	3,681	–	–	31	127	4,748	1,138
1.95%	–	–	–	–	–	3,281	1,613	4,323
2.00%	589	–	–	–	–	545	6,228	2,411
2.05%	486	1,173	–	–	–	2,553	8,508	3,269
2.10%	–	–	–	–	22	1,964	276	1,111
2.15%	–	–	–	–	–	521	1,403	273
2.20%	–	–	–	–	–	5,631	1,856	858
2.25%	–	–	–	–	–	–	383	1,213
2.30%	–	–	–	–	10	–	393	143
2.35%	–	–	–	–	–	–	–	47
2.40%	–	–	–	–	–	–	619	–
2.45%	–	–	–	–	–	346	101	35
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	783	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	103
2.85%	–	–	–	–	–	–	–	–

Totals	$22,854	43,292	33,792	81,389	142,691	27,090	789,697	1,153,145

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	DrySRGroS	DryStkIx	DryVIFApp	DryVIFAppS	DryVIFDevLd	DryVIFIntVal	FedAmLeadS	FedCapApS
0.95%	$–	2,718,383	415,180	–	793	1,087	–	–
1.00%	–	1,319,787	179,968	–	–	–	–	–
1.05%	–	251,174	46,729	–	–	–	–	–
1.10%	–	584,236	98,545	–	320	696	–	–
1.15%	–	316,180	49,436	–	–	72	–	–
1.20%	–	1,130,927	196,565	–	–	–	–	–
1.25%	–	167,822	33,560	–	26	–	–	–
1.30%	–	249,719	37,194	–	–	–	–	–
1.35%	–	271,373	39,957	–	154	–	–	–
1.40%	–	1,256,682	195,600	–	370	2,185	–	–
1.45%	–	520,042	43,372	–	–	–	–	–
1.50%	1,135	105,201	21,783	10,940	–	–	2,365	1,635
1.55%	–	441,892	67,638	–	864	2,397	–	–
1.60%	65	229,083	33,135	6,844	–	–	–	4,564
1.65%	1,082	131,821	28,362	7,211	–	–	1,566	612
1.70%	–	116,309	8,431	–	–	–	–	–
1.75%	175	68,643	8,796	3,697	–	–	650	125
1.80%	–	66,242	11,489	895	–	–	111	381
1.85%	–	52,403	7,349	–	5,049	–	–	–
1.90%	34	25,447	3,000	843	–	–	–	774
1.95%	664	33,053	1,500	5,906	–	–	1,759	5,003
2.00%	–	33,292	2,911	66	–	–	–	–
2.05%	346	63,843	6,261	16,947	–	–	1,210	2,593
2.10%	483	6,116	2,092	4,502	–	–	709	1,329
2.15%	138	12,922	2,393	30	–	–	22	22
2.20%	45	13,303	654	5,093	–	–	2,248	2,222
2.25%	–	7,559	1,274	–	–	–	–	–
2.30%	–	4,002	132	–	–	–	–	–
2.35%	–	219	33	246	–	–	939	–
2.40%	–	134	316	–	–	–	–	–
2.45%	500	50	41	2,920	–	–	–	–
2.50%	–	–	–	1,314	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	32	–	795	577	–	–	496	358
2.65%	–	95	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$4,699	10,197,954	1,544,491	68,031	7,576	6,437	12,075	19,618

	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
0.95%	$–	873	718,765	–	2,194,342	–	1,244,579	–
1.00%	–	502	159,188	–	924,248	–	697,688	–
1.05%	–	45	39,732	–	203,332	–	120,823	–
1.10%	–	48	225,483	–	539,420	–	281,859	–
1.15%	–	52	129,878	–	281,564	–	127,480	–
1.20%	–	377	430,975	–	1,125,598	–	709,848	–
1.25%	–	–	74,894	–	166,959	–	100,316	–
1.30%	–	227	78,157	–	159,452	–	142,985	–
1.35%	–	83	117,062	–	286,650	–	139,440	–
1.40%	–	1,459	584,345	–	1,466,835	–	826,305	–
1.45%	–	1,418	147,597	–	504,677	–	405,400	–
1.50%	13,314	–	67,111	35,847	128,495	62,574	84,983	18,977
1.55%	–	338	276,406	–	555,934	–	217,762	–
1.60%	4,447	125	165,535	11,031	277,429	20,844	88,021	10,618
1.65%	13,398	115	67,759	26,334	189,888	36,260	116,151	12,701
1.70%	–	62	64,751	–	67,846	–	86,737	–
1.75%	3,216	–	79,334	9,050	103,941	16,952	37,292	7,248
1.80%	1,171	166	32,837	2,135	77,462	12,043	30,495	3,417
1.85%	–	372	43,869	–	89,648	–	25,657	–
1.90%	798	122	14,799	3,012	13,661	12,120	16,818	1,729
1.95%	7,679	–	6,295	24,498	21,621	37,862	10,298	7,484
2.00%	284	–	25,835	265	32,021	530	25,530	504
2.05%	6,000	–	38,095	12,297	58,797	12,847	16,273	14,238
2.10%	26,088	–	2,966	19,500	1,638	42,760	3,604	10,425
2.15%	3,599	50	3,736	1,465	5,708	678	5,757	50
2.20%	6,346	–	6,805	16,562	16,278	20,760	5,296	10,531
2.25%	–	26	2,949	–	8,074	–	918	–
2.30%	–	–	1,732	–	2,579	–	760	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedHiIncS	FedMrkOp	FedQualBd	FedQualBdS	FidVIPEIS	FidVIPEIS2	FidVIPGrS	FidVIPGrS2
2.35%	805	–	67	799	36	764	56	75
2.40%	–	–	1,021	–	453	–	43	–
2.45%	1,402	–	65	1,030	2,587	3,120	151	3,510
2.50%	7,498	–	704	1,544	–	4,867	85	1,847
2.55%	–	–	–	–	723	–	–	–
2.60%	823	–	2,468	5,449	944	9,086	790	1,862
2.65%	–	–	94	–	25	–	33	–
2.70%	–	–	256	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$96,868	6,460	3,611,565	170,818	9,508,865	294,067	5,570,233	105,216

	FidVIPHIS	FidVIPOvS	FidVIPOvS2R	FidVIPOvSR	FidVIPConS	FidVIPConS2	FidVIPIGBdS	FidVIPGrOpS
0.95%	$619,508	216,017	–	334,808	2,500,667	–	154,162	240,435
1.00%	246,404	96,228	–	81,448	1,103,347	–	56,036	158,187
1.05%	62,006	21,237	–	13,477	195,212	–	11,015	33,560
1.10%	134,483	21,204	–	67,640	576,689	–	48,808	21,047
1.15%	68,045	10,942	–	47,585	274,698	–	17,230	6,629
1.20%	347,136	113,049	–	199,557	1,351,397	–	93,526	76,726
1.25%	46,089	16,826	–	21,599	170,143	–	15,091	10,195
1.30%	59,734	15,167	–	30,496	240,568	–	13,747	12,136
1.35%	63,209	9,678	–	36,834	285,584	–	15,757	8,616
1.40%	365,829	74,706	–	194,925	1,537,889	–	110,114	65,634
1.45%	128,779	53,043	–	52,209	642,264	–	31,914	31,481
1.50%	36,706	9,055	28,129	10,788	156,254	71,060	11,035	6,924
1.55%	104,179	15,254	–	61,613	489,665	–	25,728	21,459
1.60%	50,374	3,603	10,713	33,497	220,325	15,174	39,785	6,833
1.65%	38,740	6,295	24,875	27,935	172,957	40,539	9,624	11,124
1.70%	20,505	3,874	–	8,715	75,346	–	3,607	4,488
1.75%	43,232	3,347	8,417	10,837	107,727	22,680	7,941	2,427
1.80%	12,255	3,794	2,469	9,422	76,912	7,841	8,045	1,445
1.85%	22,320	5,380	–	15,011	101,835	–	8,639	4,050
1.90%	2,314	1,313	6,398	4,203	30,271	9,619	3,750	1,294
1.95%	5,867	1,280	31,615	764	24,921	58,135	1,418	1,177
2.00%	12,804	2,828	2,386	3,900	59,940	2,413	5,651	510
2.05%	8,060	2,533	18,642	7,977	45,826	27,668	3,361	1,285
2.10%	1,975	1,036	22,170	1,665	11,192	38,336	1,372	161
2.15%	5,239	–	716	893	11,622	1,511	1,351	1,678
2.20%	5,455	849	16,118	2,569	10,243	28,886	2,884	507
2.25%	176	11	–	736	30,419	–	7,415	14
2.30%	108	–	–	1,073	8,224	–	24	8
2.35%	82	–	450	74	311	2,734	–	21
2.40%	–	–	–	2	19,776	–	95	–
2.45%	61	–	3,534	100	1,068	1,042	–	–
2.50%	–	–	3,298	–	1,703	2,389	–	–
2.55%	192	–	–	–	1,731	–	–	–
2.60%	–	–	2,105	468	2,049	4,002	–	–
2.65%	22	–	–	15	367	–	–	–
2.70%	–	–	–	–	238	–	–	–
2.85%	–	–	–	–	16	–	–	–

Totals	$2,511,888	708,549	182,035	1,282,835	10,539,396	334,029	709,125	730,051

	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
0.95%	$19,712	–	98,569	–	16,459	1,027	–	2,953
1.00%	4,311	–	33,862	–	3,441	406	–	2,811
1.05%	1,300	–	6,170	–	1,255	–	–	112
1.10%	5,660	–	22,921	–	2,179	152	–	288
1.15%	2,693	–	18,360	–	1,375	112	–	37
1.20%	17,324	–	61,937	–	6,197	447	–	975
1.25%	2,053	7,418	13,169	–	2,618	990	291	156
1.30%	2,421	–	8,922	–	636	236	–	102
1.35%	2,233	–	12,917	–	2,142	–	–	358
1.40%	13,248	–	85,509	–	4,655	4,236	–	369
1.45%	7,450	–	36,234	–	4,946	26	–	103
1.50%	633	45,234	4,408	10,895	1,527	666	–	27
1.55%	6,828	–	27,009	–	4,176	1,235	–	552
1.60%	3,814	16,728	18,964	2,306	1,998	–	–	–
1.65%	2,075	29,329	9,450	2,371	804	–	–	17
1.70%	1,265	–	8,221	–	292	128	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidVIPMCapS	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree10S2	FidVIPFree20S
1.75%	247	12,994	7,163	3,709	487	390	–	391
1.80%	150	3,914	2,748	1,541	301	–	–	–
1.85%	2,998	–	4,970	–	694	–	–	–
1.90%	634	6,267	438	1,168	44	–	–	–
1.95%	275	31,876	660	8,774	582	–	–	–
2.00%	268	4,688	1,751	47	601	2,132	–	–
2.05%	793	27,730	1,167	3,663	796	–	–	–
2.10%	–	26,204	3,900	8,435	28	–	–	–
2.15%	–	1,000	1,275	843	63	–	–	–
2.20%	120	17,611	1,806	2,494	505	–	–	–
2.25%	–	9,325	2,164	–	24	–	–	–
2.30%	815	–	178	–	1,189	–	–	–
2.35%	–	1,581	–	143	290	–	–	–
2.40%	–	–	27	–	9	–	–	–
2.45%	–	3,560	223	215	–	–	–	–
2.50%	–	6,191	193	1,244	–	–	–	–
2.55%	60	–	–	–	36	–	–	–
2.60%	–	2,343	–	1,492	–	–	–	–
2.65%	28	–	29	–	16	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$99,408	253,993	495,314	49,340	60,365	12,183	291	9,251

	FidVIPFree20S2	FidVIPFree30S	FidVIPFree30S2	FICoreEq	FHCapAp	FrVIPIncSec2	FrVIPRisDiv2	FrVIPSmCapV2
0.95%	$–	303	–	190	59	16,421	–	16,818
1.00%	–	234	–	–	–	9,682	–	6,711
1.05%	–	–	–	1	–	2,933	–	1,859
1.10%	–	141	–	475	16	5,109	–	1,714
1.15%	–	20	–	147	207	1,854	–	1,382
1.20%	–	581	–	113	12	18,272	–	8,838
1.25%	122	16	139	3	–	4,086	11,615	6,819
1.30%	–	–	–	22	–	5,089	–	325
1.35%	–	402	–	43	–	3,616	–	1,125
1.40%	–	677	–	341	214	23,491	–	8,807
1.45%	–	102	–	58	–	14,235	–	4,303
1.50%	–	–	–	45	61	986	–	193
1.55%	–	19	–	405	86	7,368	–	1,847
1.60%	–	–	–	66	30	3,073	–	1,798
1.65%	–	–	–	90	42	743	–	769
1.70%	–	–	–	203	316	1,339	–	1,164
1.75%	–	–	–	284	–	1,003	–	206
1.80%	–	469	–	1	–	736	–	314
1.85%	–	–	–	–	–	1,416	–	1,698
1.90%	–	–	–	–	–	149	–	414
1.95%	–	–	–	21	–	189	–	301
2.00%	–	–	–	126	7	253	–	200
2.05%	–	–	–	–	–	796	–	483
2.10%	–	–	–	–	–	10	–	39
2.15%	–	–	–	–	–	103	–	64
2.20%	–	–	–	–	–	–	–	124
2.25%	316	–	1,984	–	–	361	8,131	49
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	193
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	46
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$438	2,964	2,123	2,634	1,050	123,313	19,746	68,603

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3	GVITAstAll2	GVITBnd2	GVITGlobGr2	GVITGrowth2
0.95%	$3,218	–	3,932	12,094	15,982	14,891	11,351	13,152
1.00%	1,171	–	1,484	1,567	6,761	992	2,878	4,501
1.05%	573	–	309	1,330	933	285	575	903
1.10%	556	–	1,006	1,666	1,745	2,092	3,948	4,552
1.15%	366	–	631	331	1,770	793	900	3,284
1.20%	2,152	–	1,959	7,827	19,461	8,058	10,428	13,767
1.25%	3,166	1,259	6,646	1,850	1,589	402	1,324	1,616
1.30%	368	–	402	181	6,249	726	8,873	5,013
1.35%	157	–	640	491	2,769	1,837	2,561	4,004
1.40%	2,245	–	3,254	13,301	15,996	7,443	10,083	16,959
1.45%	3,149	–	981	3,791	2,880	2,325	1,183	2,558
1.50%	125	–	241	16	385	216	242	777
1.55%	767	–	1,242	1,849	4,087	1,158	1,907	3,559
1.60%	1,711	–	659	806	91	520	453	3,403
1.65%	449	–	552	3,005	716	1,347	1,321	2,352
1.70%	612	–	211	825	1,273	119	582	1,013
1.75%	26	–	518	16	309	73	34	300
1.80%	21	–	22	1	172	706	396	279
1.85%	389	–	567	345	580	477	1,997	34
1.90%	624	–	47	407	32	301	–	5
1.95%	–	–	–	–	482	–	13	–
2.00%	55	–	59	79	309	–	178	79
2.05%	697	–	112	536	574	361	275	–
2.10%	16	–	24	–	–	–	1	20
2.15%	53	–	–	–	–	–	–	–
2.20%	–	–	–	–	–	96	122	61
2.25%	40	–	–	–	774	625	–	932
2.30%	–	–	–	86	–	–	–	–
2.35%	78	–	–	–	–	–	–	–
2.40%	–	–	–	–	107	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	47	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$22,784	1,259	25,498	52,400	86,026	45,843	61,672	83,123

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
0.95%	$–	198,186	–	15,942	287,165	–	306,794	91,825
1.00%	–	60,144	–	2,828	102,137	–	121,300	22,840
1.05%	–	10,077	–	301	12,776	–	29,467	4,502
1.10%	–	33,188	–	7,021	60,878	–	81,216	23,290
1.15%	–	26,933	–	1,896	42,333	–	46,734	9,880
1.20%	–	158,257	–	2,284	150,895	–	130,016	177,315
1.25%	59	6,862	6,070	1,767	23,364	–	21,305	16,314
1.30%	–	29,133	–	776	28,301	–	35,724	9,425
1.35%	–	27,246	–	735	43,176	–	33,599	10,902
1.40%	–	124,431	–	4,994	173,362	–	165,701	68,959
1.45%	–	30,896	–	3,354	116,018	–	56,892	18,740
1.50%	–	10,162	5,790	780	15,471	3,992	15,047	7,900
1.55%	–	33,919	–	3,165	60,766	–	71,300	26,638
1.60%	–	23,925	3,030	1,168	35,880	984	34,065	11,672
1.65%	–	15,708	2,024	492	23,436	2,516	18,558	4,736
1.70%	–	7,733	–	1,135	11,191	–	16,416	24,587
1.75%	–	6,399	3,240	1,289	19,346	1,004	26,094	3,030
1.80%	–	4,504	–	1,453	10,175	–	13,179	4,128
1.85%	–	9,337	–	1,499	15,932	–	14,888	9,748
1.90%	–	1,382	444	49	4,214	759	3,270	3,581
1.95%	–	942	2,140	–	3,710	2,088	2,501	1,878
2.00%	–	5,161	808	210	13,257	305	7,011	10,517
2.05%	–	6,695	2,470	889	6,510	1,283	3,912	3,147
2.10%	–	597	1,684	421	1,199	1,266	1,820	550
2.15%	–	1,120	339	32	815	577	1,071	6,789
2.20%	–	1,608	801	–	5,084	3,580	792	737
2.25%	–	440	–	–	3,107	–	15	577
2.30%	–	2,476	–	–	5,174	–	345	6,686
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITEmMrkts	GVITEmMrkts3	GVITEmMrkts6	GVITFHiInc	GVITFHiInc3
2.35%	–	–	260	–	1,495	–	–	–
2.40%	–	7,186	–	–	8,620	–	155	16,336
2.45%	–	54	322	–	578	48	–	–
2.50%	–	–	43	–	–	115	405	–
2.55%	–	521	–	–	783	–	–	1,754
2.60%	–	–	845	–	–	471	–	–
2.65%	–	228	–	–	270	–	–	350
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$59	845,450	30,310	54,480	1,287,418	18,988	1,259,592	599,333

	GVITIntIdx8	GVITGlFin	GVITGlFin3	GVITGlHlth	GVITGlHlth3	GVITGlTech	GVITGlTech3	GVITGlUtl
0.95%	$1,313	–	32,243	–	65,443	4,325	26,167	–
1.00%	345	–	15,916	–	22,512	3,296	8,347	–
1.05%	49	–	2,124	–	4,763	187	1,237	–
1.10%	290	–	7,482	–	19,492	2,031	7,663	–
1.15%	213	–	5,670	–	19,852	411	4,776	–
1.20%	228	–	18,040	–	37,725	3,385	14,668	–
1.25%	425	445	1,421	1,261	2,778	447	1,716	860
1.30%	190	–	1,466	–	3,838	339	1,196	–
1.35%	108	–	2,591	–	9,587	224	3,148	–
1.40%	1,509	–	29,912	–	53,164	5,498	19,288	–
1.45%	75	–	9,730	–	26,870	1,441	7,488	–
1.50%	5	–	470	–	7,969	399	1,305	–
1.55%	1	–	17,948	–	34,397	2,507	6,923	–
1.60%	187	–	6,741	–	9,780	454	5,840	–
1.65%	404	–	3,347	–	9,141	179	2,603	–
1.70%	81	–	2,090	–	3,287	186	1,062	–
1.75%	–	–	1,531	–	4,893	110	1,692	–
1.80%	9	–	926	–	4,137	311	2,084	–
1.85%	180	–	2,103	–	3,270	293	1,172	–
1.90%	–	–	865	–	3,545	150	698	–
1.95%	–	–	2,154	–	5,250	12	1,144	–
2.00%	–	–	2,978	–	1,926	191	897	–
2.05%	–	–	1,785	–	6,134	13	2,016	–
2.10%	–	–	110	–	1,603	10	203	–
2.15%	53	–	12	–	154	–	636	–
2.20%	–	–	147	–	2,410	74	77	–
2.25%	30	–	250	–	287	–	5	–
2.30%	–	–	1,328	–	65	–	–	–
2.35%	–	–	32	–	1,022	–	83	–
2.40%	–	–	1,688	–	152	–	23	–
2.45%	–	–	–	–	150	–	63	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	137	–	193	–	–	–
2.60%	–	–	11	–	2,515	–	–	–
2.65%	–	–	19	–	33	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$5,695	445	173,267	1,261	368,337	26,473	124,220	860

	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
0.95%	$59,552	1,523,649	–	275,440	4,335	86,986	155,643	209,999
1.00%	39,783	606,448	–	153,535	593	39,977	34,820	47,685
1.05%	3,111	137,710	–	35,339	636	5,702	19,757	6,002
1.10%	9,630	375,656	–	35,533	1,303	14,824	56,214	83,191
1.15%	12,290	195,110	–	18,121	417	14,797	48,862	47,250
1.20%	26,391	679,198	–	46,049	771	57,122	95,858	174,351
1.25%	2,011	100,611	–	8,973	452	5,413	71,418	31,188
1.30%	1,932	95,599	–	27,461	292	8,960	11,868	21,763
1.35%	4,183	141,674	–	9,191	550	14,899	26,254	40,873
1.40%	71,366	948,739	–	54,520	3,189	65,911	153,891	187,978
1.45%	28,377	235,888	–	24,791	117	33,533	41,388	37,805
1.50%	3,061	97,498	52,329	8,276	230	15,415	27,612	51,922
1.55%	22,303	440,333	–	21,128	1,516	25,668	58,548	115,238
1.60%	9,982	169,524	12,157	3,049	1,980	10,808	42,469	110,675
1.65%	5,124	97,947	40,604	5,635	193	11,211	56,462	48,256
1.70%	1,344	54,336	–	2,653	–	4,398	9,973	9,747
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlUtl3	GVITGvtBd	GVITGvtBd2	GVITGrowth	GVITIntGro	GVITIntGro3	GVITIDAgg2	GVITIDCon2
1.75%	3,585	78,682	10,612	2,559	–	5,029	26,025	32,102
1.80%	871	37,399	5,242	1,502	241	3,143	21,060	3,604
1.85%	10,171	52,194	–	3,003	631	7,994	14,431	9,491
1.90%	1,016	13,988	7,814	98	–	2,680	2,000	5
1.95%	1,371	12,994	43,475	60	–	187	45,402	9,759
2.00%	9,901	46,462	508	664	–	5,518	9,530	20,102
2.05%	1,129	47,908	21,735	298	–	3,162	24,738	20,835
2.10%	104	6,093	42,970	472	19	551	10,269	13,065
2.15%	65	3,954	1,097	642	–	694	1,988	4,288
2.20%	752	3,459	23,730	270	–	2,038	22,852	7,874
2.25%	960	14,440	–	265	–	158	1,423	8,782
2.30%	638	2,725	–	51	–	4,216	4,301	5
2.35%	–	9	541	8	–	–	–	293
2.40%	220	818	–	–	–	2,242	1,104	–
2.45%	–	2,004	3,560	250	–	165	1,920	77
2.50%	–	3	2,299	1	–	–	–	97
2.55%	4	166	–	–	–	198	–	–
2.60%	–	24	5,387	–	–	–	18,071	4,302
2.65%	–	–	–	–	–	–	57	82
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$331,227	6,223,242	274,060	739,837	17,465	453,599	1,116,208	1,358,686

	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITJPBal	GVITMdCpGr	GVITMidCap	GVITMyMkt	GVITNWFund
0.95%	$874,577	447,679	329,021	358,950	222,746	766,502	1,512,911	1,404,019
1.00%	309,859	140,802	103,075	146,255	91,286	278,220	590,165	738,251
1.05%	59,185	13,791	16,042	33,306	16,571	46,289	161,015	117,013
1.10%	388,413	238,124	172,363	92,091	58,646	228,623	285,427	224,504
1.15%	300,573	205,035	103,371	45,844	33,320	132,267	136,365	67,796
1.20%	463,759	263,466	182,473	200,086	140,035	445,302	855,929	236,464
1.25%	231,374	118,125	94,876	21,382	20,705	61,466	104,430	52,427
1.30%	73,391	30,518	36,497	34,744	29,288	83,769	131,878	40,053
1.35%	128,419	87,257	38,293	40,319	19,546	110,356	183,884	47,157
1.40%	1,030,429	569,936	316,502	258,145	166,707	596,010	1,181,137	429,573
1.45%	237,623	126,480	84,149	100,953	86,670	237,227	429,022	205,439
1.50%	208,373	127,687	88,619	24,498	17,110	52,713	141,966	47,091
1.55%	376,303	224,942	182,420	109,496	67,929	276,041	403,319	117,808
1.60%	340,829	200,914	175,639	33,105	29,991	114,994	198,540	41,329
1.65%	172,077	142,031	77,303	24,930	17,089	78,571	125,234	43,254
1.70%	77,867	48,350	36,403	9,820	7,942	32,505	60,346	21,139
1.75%	223,371	100,317	85,679	16,580	5,590	43,256	59,769	12,452
1.80%	73,182	45,662	45,773	8,726	11,412	34,824	44,343	9,571
1.85%	127,108	87,445	31,237	10,368	15,156	55,673	102,485	19,752
1.90%	17,733	33,833	5,463	1,876	4,570	16,477	15,180	4,854
1.95%	69,162	54,979	14,076	4,686	2,240	9,230	22,418	4,608
2.00%	43,022	76,782	18,232	5,629	8,738	31,990	33,080	10,819
2.05%	124,956	37,767	30,881	5,415	7,477	39,146	25,639	5,567
2.10%	93,226	52,851	33,393	585	1,990	4,668	22,032	3,343
2.15%	21,012	21,544	18,418	2,470	2,127	4,059	4,254	2,864
2.20%	87,227	78,044	42,002	1,649	907	15,059	29,954	1,742
2.25%	59,270	68,470	7,820	348	3,291	5,515	6,016	11,909
2.30%	2,776	7,865	1,680	471	220	3,177	2,431	1,958
2.35%	6,922	1,583	318	62	20	31	2,621	62
2.40%	2	3,355	–	289	2,844	5,520	–	2,096
2.45%	4,129	3,196	2,365	–	71	2,373	1,376	–
2.50%	17,092	3,806	8,409	–	–	–	103	66
2.55%	–	562	–	–	113	304	–	143
2.60%	7,244	13,134	9,153	7	–	–	1,120	–
2.65%	92	54	84	59	58	82	–	35
2.70%	–	–	–	–	–	158	–	–
2.85%	–	504	–	–	–	–	–	–

Totals	$6,250,577	3,676,890	2,392,029	1,593,144	1,092,405	3,812,397	6,874,389	3,925,158

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITNWFund2	GVITNWLead	GVITNWLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal	GVITSmCapVal2	GVITSmComp
0.95%	$–	–	42,771	190,236	–	1,115,665	–	1,052,129
1.00%	–	–	14,703	61,451	–	334,156	–	394,197
1.05%	–	–	1,275	8,624	–	73,530	–	64,268
1.10%	–	–	6,351	73,169	–	297,502	–	225,690
1.15%	–	–	6,086	33,741	–	133,342	–	114,799
1.20%	–	–	17,786	129,828	–	520,121	–	516,178
1.25%	–	49	3,477	22,392	–	74,173	–	76,928
1.30%	–	–	3,366	26,428	–	84,846	–	97,339
1.35%	–	–	4,689	32,435	–	124,301	–	86,704
1.40%	–	–	21,121	176,620	–	701,103	–	583,438
1.45%	–	–	10,591	81,649	–	238,191	–	220,194
1.50%	4,668	–	6,349	14,346	4,862	59,201	15,525	52,310
1.55%	–	–	11,985	72,317	–	289,360	–	165,200
1.60%	2,477	–	5,616	35,392	1,156	127,327	2,838	84,569
1.65%	4,283	–	5,150	27,054	4,384	101,681	12,013	94,761
1.70%	–	–	3,191	18,392	–	51,005	–	30,299
1.75%	2,395	–	557	12,070	1,261	62,766	2,376	31,477
1.80%	859	–	1,283	9,276	415	36,902	477	35,585
1.85%	–	–	5,492	10,455	–	57,764	–	58,153
1.90%	806	–	2,629	3,421	518	14,010	1,345	7,613
1.95%	2,761	–	984	1,664	5,100	21,377	7,385	12,338
2.00%	–	–	6,338	10,954	21	61,613	178	20,679
2.05%	2,572	–	978	7,931	2,621	31,312	3,814	25,341
2.10%	1,986	–	378	2,543	4,864	5,150	7,894	3,665
2.15%	–	–	3,668	1,194	165	4,688	1,131	5,597
2.20%	5,248	–	1,944	2,831	1,458	16,258	5,000	4,247
2.25%	–	–	619	803	–	3,834	–	1,731
2.30%	–	–	6,426	162	–	1,263	–	6,104
2.35%	–	–	–	37	650	76	289	–
2.40%	–	–	15,344	272	–	1,427	–	15,530
2.45%	559	–	13	–	198	1,260	36	106
2.50%	15,980	–	–	–	62	–	244	171
2.55%	–	–	1,471	43	–	112	–	1,515
2.60%	355	–	–	–	410	–	1,291	–
2.65%	–	–	383	60	–	63	–	354
2.70%	–	–	–	–	–	–	–	171
2.85%	–	–	–	–	–	10	–	–

Totals	$44,949	49	213,014	1,067,790	28,145	4,645,389	61,836	4,089,380

	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
0.95%	$–	–	59,730	184,008	459,088	80,712	41,520	–
1.00%	–	–	28,702	98,876	165,978	35,431	14,641	–
1.05%	–	–	3,002	18,906	39,269	9,740	1,680	–
1.10%	–	–	19,695	40,390	96,364	9,987	8,405	–
1.15%	–	–	9,506	41,290	42,922	3,252	4,256	–
1.20%	–	–	42,899	160,467	248,154	24,049	22,658	–
1.25%	–	5,249	5,052	26,335	26,094	5,601	2,469	620
1.30%	–	–	5,092	18,181	37,751	9,996	5,274	–
1.35%	–	–	7,698	34,455	46,090	3,600	6,321	–
1.40%	–	–	43,631	142,468	282,752	25,879	30,495	–
1.45%	–	–	15,447	102,234	108,838	10,088	12,502	–
1.50%	17,718	–	9,353	31,699	42,862	1,839	744	–
1.55%	–	–	14,222	51,694	87,074	6,397	10,499	–
1.60%	10,086	–	14,714	37,104	43,894	1,149	5,993	–
1.65%	6,897	–	6,627	55,537	51,034	2,670	2,922	–
1.70%	–	–	2,446	8,068	17,863	246	4,964	–
1.75%	4,057	–	5,731	11,045	24,777	699	1,351	–
1.80%	5,671	–	2,422	12,868	15,471	2,576	1,524	–
1.85%	–	–	1,377	6,876	20,422	2,523	2,866	–
1.90%	5,679	–	3,882	3,697	5,402	239	709	–
1.95%	10,654	–	3,039	2,598	19,818	13	306	–
2.00%	1,674	–	5,265	3,432	15,143	87	646	–
2.05%	8,269	–	4,158	3,103	18,852	1,743	909	–
2.10%	8,124	–	1,422	1,345	9,333	463	804	–
2.15%	306	–	613	906	8,869	–	528	–
2.20%	10,530	–	1,296	2,597	11,229	453	652	–
2.25%	–	1,167	194	4,259	698	19	3	–
2.30%	–	–	3,069	801	6,648	–	238	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITSmComp2	GVITUSGro	GVITUSGro3	GVITVKVal	GVITMltSec	GVITWLead	GVITWLead3	JanBal
2.35%	24	–	–	–	765	28	–	–
2.40%	–	–	4,553	–	16,465	–	3	–
2.45%	2,611	–	–	45	2,969	–	107	–
2.50%	1,736	–	–	–	996	224	–	–
2.55%	–	–	388	–	1,745	–	–	–
2.60%	2,328	–	1,014	822	2,762	–	–	–
2.65%	–	–	120	–	320	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$96,364	6,416	326,359	1,106,106	1,978,711	239,703	185,989	620

	JanForty	JanGlTechS2	JanGlTech	JanRMgCore	JanIntGroS2	JanIntGro	JPMSTMidCap	MFSInvGrStS
0.95%	$416,975	38,157	91,872	11,775	242,552	310,195	140,545	–
1.00%	203,082	15,314	49,964	3,771	102,548	161,886	50,665	–
1.05%	24,460	3,358	6,893	428	14,780	16,639	9,959	–
1.10%	108,395	14,189	17,337	1,377	94,116	84,177	31,227	–
1.15%	51,249	7,531	9,579	394	41,186	43,112	18,516	–
1.20%	344,952	30,885	64,442	3,585	204,081	272,024	95,525	–
1.25%	48,144	10,330	8,359	414	35,817	28,638	15,859	3,282
1.30%	93,463	4,549	12,068	110	20,389	41,857	27,661	–
1.35%	54,628	8,720	5,308	1,222	47,803	20,286	18,515	–
1.40%	534,525	41,801	112,399	9,545	237,836	347,815	80,424	–
1.45%	324,065	19,318	77,892	4,839	114,110	248,816	28,949	–
1.50%	56,712	3,238	12,992	969	20,433	51,902	15,090	–
1.55%	144,804	20,918	18,393	2,252	77,073	75,697	32,159	–
1.60%	54,988	5,414	7,406	1,618	39,894	24,023	13,794	–
1.65%	74,925	11,323	11,464	1,641	43,656	31,075	13,619	–
1.70%	27,710	5,444	4,098	76	25,763	17,563	4,970	–
1.75%	14,889	1,959	543	885	19,829	5,302	2,958	–
1.80%	26,136	3,885	2,474	48	10,403	16,570	4,600	–
1.85%	24,967	2,633	2,217	1,057	13,757	19,926	6,775	–
1.90%	16,664	886	2,313	1,372	6,214	3,728	3,331	–
1.95%	17,670	205	2,282	312	5,251	7,662	455	–
2.00%	12,737	1,322	988	33	12,709	8,694	1,628	–
2.05%	13,196	1,670	2,967	263	8,993	5,288	4,564	–
2.10%	2,537	640	652	–	2,117	2,026	3,343	–
2.15%	3,828	481	95	–	3,823	422	475	–
2.20%	3,034	341	463	377	2,034	3,424	1,485	–
2.25%	1,078	229	22	271	841	602	373	174
2.30%	124	452	8	–	3,616	41	428	–
2.35%	62	19	14	–	–	39	–	–
2.40%	1,361	46	–	–	9,377	–	–	–
2.45%	11	205	4	244	–	15	105	–
2.50%	851	–	–	–	65	136	–	–
2.55%	–	46	–	–	997	–	1	–
2.60%	758	–	–	–	–	–	–	–
2.65%	–	–	–	–	146	–	–	–
2.70%	140	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$2,703,120	255,508	525,508	48,878	1,462,209	1,849,580	627,998	3,456

	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
0.95%	$–	–	40,522	364	–	276,310	4,796	124,200
1.00%	–	–	2,900	109	–	114,000	1,000	33,298
1.05%	–	–	727	–	–	31,773	88	5,608
1.10%	–	–	2,324	14	–	64,011	1,978	24,571
1.15%	–	–	1,328	4	–	38,102	288	17,093
1.20%	–	–	10,610	105	–	123,110	2,627	177,659
1.25%	–	–	4,553	905	–	24,629	814	9,074
1.30%	–	–	1,509	–	–	27,958	219	11,762
1.35%	–	–	643	–	–	42,179	721	17,457
1.40%	–	–	13,162	108	–	158,511	1,978	77,193
1.45%	–	–	8,085	–	–	67,610	1,039	36,251
1.50%	10,809	4,142	12,711	7,762	1,645	14,540	72	17,429
1.55%	–	–	7,368	56	–	77,289	853	44,465
1.60%	3,162	1,321	5,058	1,114	89	39,436	1,794	11,306
1.65%	9,951	6,083	14,508	2,313	940	21,068	136	9,323
1.70%	–	–	601	1	–	11,967	645	2,942
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSMidCapGrS	MFSNewDiscS	MFSValS	NBAMTFasc	NBAMTFocus	NBAMTGuard	NBAMTInt	NBAMTLMat
1.75%	3,578	959	5,718	1,361	475	12,452	261	6,316
1.80%	2,494	633	430	–	–	5,096	71	5,753
1.85%	–	–	1,145	–	–	11,755	212	2,651
1.90%	1,951	846	3,163	84	–	5,016	176	570
1.95%	8,677	6,001	9,598	2,703	1,426	3,691	45	1,529
2.00%	–	18	2,832	426	–	17,568	219	1,299
2.05%	7,621	2,772	11,002	5,610	1,265	12,125	122	1,701
2.10%	6,308	3,360	3,913	1,237	1,485	1,529	74	6,505
2.15%	101	24	2,140	337	155	1,074	–	26
2.20%	3,359	2,786	5,839	2,425	2,949	844	119	1,671
2.25%	–	–	1,828	–	–	80	–	2,227
2.30%	–	–	–	–	–	450	–	–
2.35%	129	291	1,516	–	926	–	–	311
2.40%	–	–	–	–	–	39	271	–
2.45%	284	424	1,091	869	–	–	–	–
2.50%	1,975	138	562	452	242	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	1,268	140	983	192	459	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$61,667	29,938	178,369	28,551	12,056	1,204,212	20,618	650,190

	NBAMTMCGr	NBAMTPart	NBAMTRegS	NBAMSocRes	OppGlSec3	OppCapAp	OppCapApS	OppGlSec
0.95%	$454,976	527,640	8,907	22,415	560,247	1,101,950	–	424,913
1.00%	200,845	259,058	464	6,345	156,357	370,443	–	83,168
1.05%	36,159	50,624	302	1,019	26,071	63,835	–	15,886
1.10%	120,171	94,295	255	4,303	168,349	338,771	–	153,906
1.15%	54,325	38,147	11	2,102	101,507	181,696	–	73,232
1.20%	260,968	245,011	6,868	11,434	398,941	510,591	–	320,256
1.25%	40,650	23,396	1,197	1,203	55,397	93,207	–	44,940
1.30%	40,217	48,711	194	1,110	72,673	86,750	–	48,902
1.35%	42,863	39,072	597	1,096	81,284	126,935	–	80,390
1.40%	351,967	298,992	1,166	16,835	454,828	664,639	–	380,809
1.45%	199,847	113,669	234	3,255	118,921	277,580	–	115,077
1.50%	33,178	21,676	–	562	52,694	74,540	24,517	38,259
1.55%	107,949	113,916	422	4,690	152,851	272,158	–	150,812
1.60%	48,751	32,464	327	4,391	93,576	129,582	11,097	72,827
1.65%	45,617	32,980	108	1,779	69,174	138,272	13,970	95,547
1.70%	20,110	13,888	543	2,309	21,950	55,344	–	25,520
1.75%	20,584	8,330	48	897	36,841	42,523	6,418	32,024
1.80%	11,223	10,039	120	37	25,922	40,635	8,742	37,260
1.85%	14,044	8,885	–	1,818	39,610	61,353	–	21,254
1.90%	6,670	4,628	–	237	15,424	15,544	3,750	8,548
1.95%	5,293	1,590	–	309	19,220	9,777	15,537	11,642
2.00%	7,228	9,563	49	1,289	15,587	31,538	144	12,781
2.05%	13,269	7,069	43	82	30,691	32,594	8,991	28,468
2.10%	3,690	1,317	–	679	17,260	3,634	9,463	2,070
2.15%	1,266	1,748	–	64	4,014	3,804	987	619
2.20%	5,200	2,006	–	984	16,128	5,805	8,322	1,783
2.25%	1,011	875	363	276	265	18,912	–	1,287
2.30%	128	5,164	–	–	1,577	697	–	446
2.35%	47	35	–	–	367	104	104	–
2.40%	–	12,854	–	–	3,085	2,584	–	1,439
2.45%	102	325	–	–	1,899	214	385	–
2.50%	–	–	–	–	989	455	5,159	11
2.55%	–	1,041	–	–	188	479	–	666
2.60%	–	–	–	–	4,155	–	3,228	–
2.65%	13	346	–	–	89	64	–	97
2.70%	–	–	–	–	–	115	–	167
2.85%	–	–	–	–	–	–	–	14

Totals	$2,148,361	2,029,354	22,218	91,520	2,818,131	4,757,124	120,814	2,285,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	OppGlSecS	OppHighInc	OppHighIncS	OppMSt	OppMStS	OppMStSCap	OppMStSCapS	OppMidCap
0.95%	$–	1,438	–	807,896	–	8,312	–	521,919
1.00%	–	397	–	373,841	–	1,799	–	242,535
1.05%	–	143	–	66,382	–	209	–	43,708
1.10%	–	213	–	213,959	–	1,192	–	169,244
1.15%	–	232	–	103,288	–	324	–	65,472
1.20%	–	7,681	–	480,667	–	5,249	–	258,156
1.25%	–	23	2,276	79,988	–	616	2,341	50,733
1.30%	–	208	–	97,039	–	507	–	47,203
1.35%	–	168	–	113,769	–	741	–	40,838
1.40%	–	1,085	–	649,408	–	3,479	–	334,862
1.45%	–	271	–	339,170	–	1,808	–	203,631
1.50%	15,324	68	–	83,902	25,962	243	–	36,565
1.55%	–	1,131	–	244,364	–	1,081	–	78,728
1.60%	11,091	430	–	109,432	7,899	730	–	40,266
1.65%	8,090	60	–	85,307	45,465	163	–	65,340
1.70%	–	36	–	26,922	–	957	–	31,046
1.75%	8,286	–	–	36,964	10,269	102	–	9,698
1.80%	6,729	–	–	49,336	2,620	54	–	14,627
1.85%	–	–	–	37,358	–	330	–	22,234
1.90%	2,575	–	–	8,143	3,077	18	–	5,478
1.95%	16,799	–	–	10,069	9,628	106	–	7,205
2.00%	570	34	–	18,140	1,283	135	–	7,609
2.05%	14,513	–	–	14,273	12,902	–	–	6,863
2.10%	16,646	–	–	3,414	21,280	35	–	2,264
2.15%	1,385	–	–	3,929	588	54	–	265
2.20%	17,150	–	–	6,398	13,062	31	–	3,637
2.25%	–	–	–	2,338	–	31	–	445
2.30%	–	86	–	360	–	–	–	98
2.35%	917	–	–	179	530	–	–	4
2.40%	–	–	–	1,330	–	–	–	–
2.45%	2,073	–	–	116	874	–	–	–
2.50%	694	–	–	405	41	–	–	137
2.55%	–	–	–	–	–	–	–	–
2.60%	801	–	–	603	1,283	–	–	88
2.65%	–	–	–	65	–	–	–	11
2.70%	–	–	–	–	–	–	–	208
2.85%	–	–	–	–	–	–	–	–

Totals	$123,643	13,704	2,276	4,068,754	156,763	28,306	2,341	2,311,117

	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
0.95%	$–	1,552	437	–	92	–	5	237
1.00%	–	101	23	–	23	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	1,361	413	–	292	381	69	106
1.15%	–	273	9	–	30	117	38	1
1.20%	–	–	–	–	33	–	13	–
1.25%	–	–	–	460	–	–	–	15
1.30%	–	47	10	–	–	–	–	–
1.35%	–	–	–	–	–	–	–	–
1.40%	–	–	–	–	–	–	–	–
1.45%	–	–	–	–	–	–	–	–
1.50%	14,356	–	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	8,348	–	–	–	–	–	–	–
1.65%	14,877	–	–	–	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	6,339	–	–	–	–	–	–	–
1.80%	1,448	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	2,191	–	–	–	–	–	–	–
1.95%	16,439	–	–	–	–	–	–	–
2.00%	69	–	–	–	–	–	–	–
2.05%	4,840	–	–	–	–	–	–	–
2.10%	7,337	–	–	–	–	–	–	–
2.15%	1,192	–	–	–	–	–	–	–
2.20%	4,069	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–
2.30%	–	–	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppStratBdS	PVITRealRet	PVITTotRet	PVTGroInc	RCFMicroCap	SBLGlob	SBLMidCapGr	SBLAsAlloc
2.35%	471	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	1,912	–	–	–	–	–	–	–
2.50%	144	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	742	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$84,774	3,334	892	460	470	498	125	359

	SBLEqInc	SBLHighYld	SBLSmCapVal	SBLMidCapVal	SBLSmCapGr	SBLSel25	TRoeBlChip2	TRowEqInc2
0.95%	$31	1,032	–	207	–	–	34,014	13,435
1.00%	80	140	–	40	–	–	253	6,561
1.05%	–	–	–	–	–	–	99	768
1.10%	377	873	239	926	–	40	449	2,598
1.15%	89	208	203	389	2	–	177	899
1.20%	–	–	276	233	–	–	7,269	6,309
1.25%	–	–	–	22	–	22	1,166	4,996
1.30%	–	52	–	–	–	–	25	566
1.35%	–	–	–	–	–	–	52	1,068
1.40%	–	–	–	–	–	–	9,751	27,960
1.45%	–	–	–	–	–	–	547	2,345
1.50%	–	–	–	–	–	–	261	529
1.55%	–	–	–	–	–	–	654	1,202
1.60%	–	–	–	–	–	–	1,312	1,851
1.65%	–	–	–	–	–	–	282	601
1.70%	–	–	–	–	–	–	246	256
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	3	98
1.85%	–	–	–	–	–	–	278	1,977
1.90%	–	–	–	–	–	–	17	31
1.95%	–	–	–	–	–	–	46	–
2.00%	–	–	–	–	–	–	–	193
2.05%	–	–	–	–	–	–	27	–
2.10%	–	–	–	–	–	–	–	–
2.15%	–	–	–	–	–	–	–	53
2.20%	–	–	–	–	–	–	57	31
2.25%	–	–	–	–	–	–	779	5,860
2.30%	–	–	–	–	–	–	–	–
2.35%	–	–	–	–	–	–	–	–
2.40%	–	–	–	–	–	–	–	–
2.45%	–	–	–	–	–	–	–	–
2.50%	–	–	–	–	–	–	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$577	2,305	718	1,817	2	62	57,764	80,187

	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
0.95%	$5,886	88,691	142,250	144,700	127,735	2,405	–	98,790
1.00%	309	47,028	62,308	69,181	29,621	1,217	–	32,104
1.05%	1	6,492	8,253	8,336	5,801	132	–	6,017
1.10%	63	14,065	19,588	20,530	17,844	604	–	16,905
1.15%	–	7,012	6,598	14,713	6,540	268	–	8,236
1.20%	1,810	61,936	70,885	101,746	52,624	1,797	–	45,100
1.25%	590	5,822	8,933	3,735	6,326	437	459	9,412
1.30%	70	10,233	8,519	17,732	2,874	259	–	4,209
1.35%	40	8,058	11,193	15,298	6,548	672	–	8,370
1.40%	2,700	63,246	70,029	84,534	43,393	2,332	–	43,854
1.45%	1,384	35,621	30,612	66,883	18,630	945	–	13,484
1.50%	373	1,931	8,108	6,203	1,883	58	1,777	5,524
1.55%	131	12,553	9,564	19,948	12,862	1,332	–	22,161
1.60%	696	6,389	6,869	6,901	3,740	210	733	20,226
1.65%	436	4,987	9,225	9,748	4,898	295	1,634	7,437
1.70%	–	2,070	1,536	3,063	1,437	705	–	2,426
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	TRowLtdTBd2	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKCorPlus	VKCorPlus2	VKEmMkt
1.75%	377	4,299	2,770	569	363	182	1,026	8,090
1.80%	11	1,391	3,029	4,667	2,010	31	77	2,242
1.85%	474	4,051	1,058	6,531	1,877	166	–	3,944
1.90%	–	1,036	3,535	3,054	1,573	45	879	2,926
1.95%	–	397	620	2,073	–	–	784	177
2.00%	–	771	2,810	4,763	812	20	–	2,985
2.05%	–	147	1,628	1,868	1,024	–	303	4,099
2.10%	–	309	435	413	–	18	860	195
2.15%	–	292	253	599	152	75	–	627
2.20%	–	264	787	1,363	66	–	414	1,630
2.25%	3,241	17	–	154	–	–	1,898	–
2.30%	–	277	16	2,927	20	–	–	22
2.35%	–	–	–	–	–	–	203	–
2.40%	–	688	–	1,806	–	–	–	775
2.45%	–	–	–	–	–	–	61	–
2.50%	–	–	–	–	–	–	820	–
2.55%	–	49	–	140	–	–	–	–
2.60%	–	–	–	–	–	–	405	–
2.65%	–	2	–	4	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$18,592	390,124	491,411	624,182	350,653	14,205	12,333	371,967

	VKMidCapG	VKUSRealEst	VKCom2	VKStrGr2	VicDivrStk	WRAsStrat	WRBal	WRBond
0.95%	$59,405	1,005,929	–	–	4,629	336,900	183,620	177,157
1.00%	22,297	324,802	–	–	3,476	5,212	2,413	2,884
1.05%	3,960	59,000	–	–	319	3,863	2,317	3,899
1.10%	15,461	226,535	–	–	16,399	451,392	170,012	171,819
1.15%	10,274	121,049	–	–	5,138	219,212	103,700	73,360
1.20%	67,564	495,436	–	–	29,170	17,104	6,872	7,863
1.25%	8,003	65,113	–	–	5,345	31,130	18,913	12,616
1.30%	5,648	67,507	–	–	828	4,100	1,934	2,248
1.35%	17,301	95,255	–	–	410	14,476	4,896	4,391
1.40%	55,422	686,165	–	–	12,158	652,780	289,461	298,660
1.45%	27,491	207,484	–	–	69,285	103,082	38,101	25,919
1.50%	15,503	73,434	47,780	5,958	1,107	26,871	7,596	14,220
1.55%	20,307	328,730	–	–	39,401	556,245	216,013	194,737
1.60%	6,425	147,970	24,449	3,681	8,978	255,123	97,012	89,021
1.65%	29,094	95,006	47,889	2,519	2,908	43,951	19,012	14,387
1.70%	2,678	30,686	–	–	3,383	29,783	17,222	20,350
1.75%	9,169	53,554	19,059	3,426	9,952	5,832	9,803	4,106
1.80%	5,203	34,253	7,617	2,673	689	20,622	12,903	6,555
1.85%	7,101	52,625	–	–	1,513	90,621	24,997	26,488
1.90%	848	16,946	11,427	2,250	232	14,461	7,183	4,987
1.95%	1,537	30,419	48,938	6,888	–	18,004	8,747	14,514
2.00%	6,551	36,745	1,407	923	451	42,905	17,282	11,298
2.05%	4,230	44,232	35,502	6,622	5,992	16,907	8,139	5,301
2.10%	953	27,706	50,184	6,325	–	5,095	2,756	565
2.15%	3,139	10,132	5,179	656	4,903	3,203	283	18
2.20%	2,463	30,678	34,005	6,821	–	195	183	275
2.25%	503	4,431	–	–	–	3,699	1,632	3,325
2.30%	4,216	8,852	–	–	–	662	428	415
2.35%	–	1,595	3,039	400	–	–	–	–
2.40%	12,387	21,198	–	–	–	12,857	2,018	32
2.45%	–	5,179	3,116	938	–	2,231	–	6,463
2.50%	–	1,813	3,281	495	–	24	–	–
2.55%	1,351	1,778	–	–	–	–	–	–
2.60%	–	3,631	9,829	80	–	–	–	–
2.65%	255	746	–	–	–	–	–	–
2.70%	–	278	–	–	–	–	–	–
2.85%	–	21	–	–	–	–	–	–

Totals	$426,739	4,416,913	352,701	50,655	226,666	2,988,542	1,275,448	1,197,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntlGr	WRIntVal
0.95%	$406,673	39,375	1,115	33,211	456,653	144,722	98,367	30,487
1.00%	5,870	78	–	342	6,744	766	490	128
1.05%	5,899	397	–	142	6,006	2,778	1,417	611
1.10%	483,414	47,177	2,227	62,928	542,843	185,182	128,788	59,577
1.15%	194,800	25,016	1,410	28,774	252,220	87,531	59,252	24,164
1.20%	13,661	878	32	1,885	17,502	5,984	4,057	1,794
1.25%	35,124	3,174	12	5,757	37,581	14,900	6,405	3,354
1.30%	3,902	581	4	587	5,713	1,078	229	401
1.35%	16,502	1,271	78	1,514	17,250	3,570	1,875	2,789
1.40%	854,049	67,542	1,789	104,256	938,001	211,177	253,901	100,907
1.45%	110,673	9,842	923	10,334	135,198	21,143	25,226	9,018
1.50%	23,690	3,537	86	2,107	29,552	9,038	9,072	3,575
1.55%	586,406	55,257	2,873	108,072	605,713	158,344	169,831	72,499
1.60%	281,342	29,034	412	26,098	312,415	86,281	95,185	31,502
1.65%	66,397	6,524	–	2,288	79,014	9,311	12,016	2,005
1.70%	35,641	4,513	70	6,395	40,929	12,305	9,854	3,230
1.75%	6,815	504	–	651	13,575	5,822	1,672	481
1.80%	29,551	2,263	21	4,415	32,009	5,974	9,156	1,071
1.85%	80,686	6,417	604	18,059	86,707	19,717	19,763	8,087
1.90%	21,200	1,462	201	600	19,950	3,545	3,435	481
1.95%	41,789	531	–	3,787	39,733	13,730	13,502	534
2.00%	50,674	4,065	691	10,218	57,206	10,646	22,486	4,412
2.05%	18,854	590	–	2,348	24,608	6,026	3,223	1,065
2.10%	8,256	170	–	289	8,794	2,266	1,119	145
2.15%	655	76	5	1,420	2,522	–	290	24
2.20%	496	–	–	62	58	74	–	–
2.25%	10,668	33	22	1,629	8,389	1,999	5,616	1,283
2.30%	2,234	–	–	188	5,930	166	1,098	–
2.35%	–	–	–	–	–	–	–	–
2.40%	2,580	–	–	1,694	2,557	–	540	–
2.45%	72	–	–	–	–	63	87	–
2.50%	22	–	–	24	15	23	–	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$3,398,595	310,307	12,575	440,074	3,785,387	1,024,161	957,952	363,624

	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
0.95%	$70,639	7,095	11,182	45,739	8,409	19,847	190,756	215,467
1.00%	1,566	44	111	851	48	487	458	1,068
1.05%	1,790	144	547	1,454	352	160	2,804	2,993
1.10%	68,556	16,535	17,117	33,999	17,931	42,359	250,943	280,862
1.15%	40,935	5,065	9,126	18,124	4,480	18,809	94,102	125,356
1.20%	3,015	617	952	1,101	609	670	9,858	10,345
1.25%	3,782	246	491	3,793	1,210	2,120	8,869	14,159
1.30%	2,210	395	58	570	161	347	876	941
1.35%	1,638	541	399	1,880	498	2,123	8,722	12,082
1.40%	130,946	14,632	20,633	94,075	27,407	57,295	398,218	488,591
1.45%	14,625	3,514	2,153	22,551	1,404	7,433	31,124	34,662
1.50%	5,797	622	351	5,166	1,197	2,305	15,194	17,452
1.55%	60,809	16,726	23,220	53,712	21,460	81,381	336,941	373,203
1.60%	46,611	6,701	8,934	36,101	4,547	26,737	154,887	169,431
1.65%	7,459	617	2,576	7,116	1,303	2,077	14,204	18,238
1.70%	5,802	150	769	5,525	204	1,135	12,151	20,242
1.75%	1,680	373	289	770	98	138	3,848	1,717
1.80%	4,855	128	1,503	3,383	1,298	3,019	12,707	14,947
1.85%	18,642	2,231	4,231	9,721	2,585	7,642	48,124	50,617
1.90%	2,320	128	706	4,384	195	202	5,697	6,033
1.95%	2,164	125	785	2,007	86	294	25,073	21,045
2.00%	10,261	1,745	968	11,417	457	4,114	21,831	32,145
2.05%	3,069	651	253	949	–	1,403	10,714	6,150
2.10%	2,218	–	1,508	675	–	243	1,632	2,520
2.15%	119	–	112	558	–	75	630	1,027
2.20%	60	44	–	144	–	–	38	101
2.25%	4,831	–	–	4,023	–	1,373	2,913	5,802
2.30%	597	–	145	468	–	–	690	1,220
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech	WRSmCapGr
2.35%	–	–	–	–	–	–	–	–
2.40%	279	–	–	297	–	–	2,336	1,996
2.45%	99	–	–	–	–	–	1,077	81
2.50%	–	–	12	–	12	21	7	12
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–

Totals	$517,374	79,069	109,131	370,553	95,951	283,809	1,667,424	1,930,505

	WRSmCpVal	WRValue	WFOpp
0.95%	$14,167	175,908	406,328
1.00%	–	288	73,485
1.05%	289	2,640	17,334
1.10%	28,339	286,601	160,386
1.15%	10,168	122,293	101,209
1.20%	964	7,376	354,713
1.25%	3,259	19,045	44,810
1.30%	43	3,883	46,004
1.35%	1,133	11,036	78,816
1.40%	28,963	339,474	388,084
1.45%	5,184	50,336	111,953
1.50%	2,330	15,580	39,423
1.55%	37,890	294,105	178,294
1.60%	20,043	179,566	79,063
1.65%	1,250	32,375	77,881
1.70%	666	13,075	36,745
1.75%	545	4,983	32,106
1.80%	1,354	18,071	44,697
1.85%	2,382	51,698	23,941
1.90%	46	6,390	4,967
1.95%	406	26,290	11,577
2.00%	1,652	33,682	15,867
2.05%	1,055	17,290	24,500
2.10%	–	2,223	4,349
2.15%	166	253	3,832
2.20%	–	314	4,941
2.25%	–	3,071	1,331
2.30%	–	999	469
2.35%	–	–	–
2.40%	–	2,628	1,895
2.45%	–	1,151	–
2.50%	–	–	630
2.55%	–	–	791
2.60%	–	–	1,398
2.65%	–	–	77
2.70%	–	–	216
2.85%	–	–	–

Totals	$162,294	1,722,624	2,372,112

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $126,751,905 and $101,078,369, respectively, and total transfers from the Account to the fixed account were $85,142,280 and $91,794,057, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $102 and $21,186 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $8,580,538 and $13,325,092 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2006 and 2005, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM Variable Insurance Funds – AIM V.I. Basic Balanced Fund – Series I
2006	0.95% to 2.05%	67,132	$ 11.54 to 10.91	$ 759,789	1.91%	9.51% to 8.33%
2005	0.95% to 2.05%	72,175	10.54 to 10.07	749,591	1.43%	4.29% to 3.16%
2004	0.95% to 2.05%	75,617	10.11 to 9.76	755,714	1.41%	6.50% to 5.37%
2003	0.95% to 2.05%	78,940	9.49 to 9.26	743,430	2.46%	15.26% to 13.96%
2002	0.95% to 1.55%	45,020	8.18 to 8.24	369,841	5.12%	-18.39% to -17.89%

AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series II
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	(a)
2005	1.50% to 2.60%	723,691	11.28 to 10.82	8,064,422	0.00%	3.85% to 2.69%
2004	1.50% to 2.60%	771,896	10.86 to 10.54	8,311,060	0.00%	9.18% to 7.96%
2003	1.50% to 2.60%	741,502	9.95 to 9.76	7,338,132	0.00%	31.29% to 29.83%
2002	1.50% to 2.60%	298,956	7.52 to 7.58	2,260,202	0.00%	-24.80% to -24.23%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Blue Chip Fund – Series I
2005	0.95% to 2.05%	49,836	9.64 to 9.20	473,443	0.58%	2.52% to 1.40%
2004	0.95% to 2.05%	50,444	9.40 to 9.08	469,043	0.12%	3.68% to 2.58%
2003	0.95% to 2.05%	40,180	9.07 to 8.85	360,974	0.00%	23.96% to 22.55%
2002	0.95% to 1.55%	21,069	7.27 to 7.32	153,752	0.00%	-27.31% to -26.86%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
2005	0.95% to 1.75%	16,471	11.28 to 7.47	182,226	0.06%	7.81% to 6.97%
2004	0.95% to 1.75%	17,219	10.46 to 6.98	177,635	0.00%	5.61% to 4.83%
2003	0.95% to 1.75%	11,432	9.91 to 6.66	111,852	0.00%	28.29% to 27.23%
2002	0.95% to 1.10%	3,915	7.71 to 7.72	30,215	0.00%	-25.19% to -25.08%

AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series II
2006	0.95% to 2.60%	157,478	9.90 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	(a)
2005	1.50% to 2.60%	135,164	11.30 to 10.85	1,507,567	0.00%	6.95% to 5.76%
2004	1.50% to 2.60%	155,396	10.57 to 10.26	1,626,691	0.00%	4.74% to 3.57%
2003	1.50% to 2.60%	173,419	10.09 to 9.90	1,739,753	0.00%	27.25% to 25.83%
2002	1.50% to 2.50%	62,716	7.88 to 7.93	495,921	0.00%	-21.25% to -20.71%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series II
2006	0.95% to 2.60%	240,855	10.11 to 13.20	2,691,334	0.00%	1.05% to 13.24%	(a)
2005	1.50% to 2.45%	17,863	11.88 to 11.69	211,370	0.00%	7.63% to 6.60%
2004	1.50% to 2.05%	7,363	11.04 to 11.00	81,205	0.00%	10.37% to 9.96%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series I
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.60% to 14.90%
2005	0.95% to 1.55%	13,069	11.54 to 11.26	147,684	1.40%	4.31% to 3.68%
2004	0.95% to 1.55%	15,351	11.07 to 10.86	167,088	1.01%	7.93% to 7.28%
2003	0.95% to 1.55%	14,504	10.25 to 10.12	147,046	1.27%	23.24% to 22.49%
2002	0.95% to 1.55%	7,344	8.26 to 8.32	60,743	0.72%	-16.89% to -16.39%

AIM Variable Insurance Funds – AIM V.I. Core Equity Fund – Series II
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Global Health Care Fund – Series I
2006	1.10% to 1.15%	4,361	10.64 to 10.64	46,401	0.00%	6.40% to 6.40%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Global Real Estate Fund – Series I
2006	1.10% to 1.20%	8,689	12.85 to 12.85	111,654	1.88%	28.50% to 28.50%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Large Cap Growth Fund – Series I
2006	0.95% to 2.05%	44,482	$ 10.24 to 10.16	$ 454,392	0.33%	2.37% to 10.45%	(a) (b)

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series I
2005	0.95% to 1.55%	46,399	9.48 to 9.24	432,685	0.80%	4.65% to 4.02%
2004	0.95% to 1.55%	51,837	9.05 to 8.88	463,546	0.47%	4.77% to 4.13%
2003	0.95% to 1.55%	49,765	8.64 to 8.53	426,173	0.32%	23.89% to 23.14%
2002	0.95% to 1.55%	46,242	6.93 to 6.98	321,013	0.78%	-31.34% to -30.92%

AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund – Series II
2005	1.50% to 2.60%	172,536	10.20 to 9.79	1,737,652	0.59%	3.79% to 2.63%
2004	1.50% to 2.60%	195,246	9.83 to 9.54	1,901,148	0.32%	3.91% to 2.75%
2003	1.50% to 2.60%	191,437	9.46 to 9.28	1,800,438	0.32%	22.96% to 21.59%
2002	1.50% to 2.45%	75,225	7.64 to 7.69	576,910	0.61%	-23.57% to -23.07%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Growth and Income Portfolio – Class B
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
2005	1.50% to 2.60%	372,816	11.57 to 11.11	4,263,859	1.26%	3.03% to 1.88%
2004	1.50% to 2.60%	416,687	11.23 to 10.90	4,641,616	0.76%	9.55% to 8.33%
2003	1.50% to 2.60%	371,825	10.25 to 10.06	3,793,585	0.79%	30.20% to 28.75%
2002	1.50% to 2.60%	82,504	7.81 to 7.87	647,929	0.00%	-21.85% to -21.26%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Large Cap Growth Portfolio – Class B
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
2005	1.50% to 2.60%	364,109	11.48 to 11.01	4,135,843	0.00%	13.13% to 11.87%
2004	1.50% to 2.60%	400,843	10.14 to 9.85	4,033,313	0.00%	6.72% to 5.53%
2003	1.50% to 2.60%	414,836	9.51 to 9.33	3,923,210	0.00%	21.52% to 20.16%
2002	1.50% to 2.60%	126,001	7.76 to 7.82	983,078	0.00%	-22.36% to -21.77%	(a) (b)

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class B
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
2005	1.50% to 2.60%	411,436	14.12 to 13.55	5,735,857	0.55%	5.04% to 3.87%
2004	1.50% to 2.60%	485,953	13.44 to 13.05	6,469,324	0.08%	17.29% to 15.98%
2003	1.50% to 2.60%	498,772	11.46 to 11.25	5,681,552	0.55%	38.78% to 37.23%
2002	1.50% to 2.60%	153,160	8.20 to 8.26	1,261,226	0.00%	-18.04% to -17.42%	(a) (b)

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class I
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
2005	0.95% to 2.70%	16,105,305	14.59 to 9.73	222,580,367	2.05%	3.64% to 1.86%
2004	0.95% to 2.70%	18,762,735	14.07 to 9.55	251,068,433	1.42%	11.92% to 10.03%
2003	0.95% to 2.70%	20,993,443	12.58 to 8.68	251,721,267	1.19%	28.13% to 25.85%
2002	0.95% to 2.25%	20,008,742	6.71 to 9.81	188,588,661	1.10%	-21.61% to -20.14%

American Century Variable Portfolios, Inc. – Income & Growth Fund – Class II
2006	1.50% to 2.60%	300,974	13.70 to 13.00	4,049,472	1.46%	15.07% to 13.79%
2005	1.50% to 2.60%	410,337	11.91 to 11.43	4,825,948	1.76%	2.95% to 1.81%
2004	1.50% to 2.60%	453,009	11.57 to 11.22	5,192,683	1.13%	10.89% to 9.65%
2003	1.50% to 2.60%	440,628	10.43 to 10.24	4,569,235	0.91%	27.25% to 25.83%
2002	1.50% to 2.60%	157,252	8.13 to 8.20	1,284,778	0.00%	-18.65% to -18.04%	(a) (b)

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
2005	0.95% to 2.45%	6,256,324	10.82 to 10.38	67,454,314	4.79%	0.60% to -0.92%
2004	0.95% to 2.60%	5,298,678	10.75 to 10.45	56,958,290	3.57%	4.81% to 3.06%
2003	0.95% to 2.25%	1,685,537	10.26 to 10.33	17,335,412	1.22%	2.58% to 1.69%	(a) (b)

American Century Variable Portfolios, Inc. – International Fund – Class I
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
2005	0.95% to 2.30%	7,696,317	13.84 to 10.26	103,644,925	1.18%	12.18% to 10.72%
2004	0.95% to 2.30%	9,350,630	12.34 to 9.27	112,520,318	0.55%	13.83% to 12.37%
2003	0.95% to 2.30%	10,982,643	10.84 to 8.25	116,204,136	0.73%	23.33% to 21.60%
2002	0.95% to 2.20%	13,652,082	6.70 to 8.88	117,330,400	0.94%	-22.38% to -21.13%

American Century Variable Portfolios, Inc. – International Fund – Class III
2006	0.95% to 2.40%	4,778,927	15.73 to 14.70	74,273,751	1.66%	23.84% to 22.14%
2005	0.95% to 2.60%	5,518,253	12.70 to 11.95	69,436,041	1.13%	12.03% to 10.23%
2004	0.95% to 2.60%	5,939,570	11.34 to 10.84	66,874,494	0.57%	13.99% to 12.18%
2003	0.95% to 2.60%	5,738,677	9.94 to 9.66	56,813,017	0.67%	23.33% to 21.23%
2002	0.95% to 2.25%	4,339,185	7.97 to 8.06	34,923,433	0.00%	-20.30% to -19.36%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class I
2006	0.95% to 2.10%	710,275	$ 11.08 to 13.16	$8,181,606	1.17%	10.83% to 10.02%	(a) (b)

American Century Variable Portfolios, Inc. – Mid Cap Value Fund – Class II
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
2005	1.25% to 2.25%	4,747	11.21 to 11.14	53,154	1.38%	12.13% to 11.38%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2006	0.95% to 2.60%	1,154,945	10.50 to 9.71	11,969,379	0.00%	-4.19% to 5.79%
2005	0.95% to 2.60%	1,997,032	10.96 to 10.31	21,677,939	0.00%	1.20% to -0.46%
2004	0.95% to 2.60%	1,635,491	10.83 to 10.36	17,586,065	0.00%	9.62% to 7.87%
2003	0.95% to 2.70%	1,599,480	9.88 to 9.59	15,711,387	0.00%	23.71% to 21.51%
2002	0.95% to 2.25%	427,070	7.89 to 7.99	3,401,279	0.45%	-21.11% to -20.13%	(a) (b)

American Century Variable Portfolios, Inc. – Ultra® Fund – Class II
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
2005	1.50% to 2.60%	281,896	10.68 to 10.25	2,984,012	0.00%	0.45% to -0.67%
2004	1.50% to 2.60%	314,693	10.63 to 10.32	3,322,592	0.00%	8.93% to 7.72%
2003	1.50% to 2.60%	318,356	9.76 to 9.58	3,093,529	0.00%	22.93% to 21.55%
2002	1.50% to 2.60%	84,098	7.88 to 7.94	665,893	0.15%	-21.20% to -20.61%	(a) (b)

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
2005	0.95% to 2.65%	28,163,939	17.88 to 14.96	508,897,035	0.89%	4.04% to 2.30%
2004	0.95% to 2.65%	31,066,593	17.19 to 14.62	540,444,037	0.98%	13.25% to 11.41%
2003	0.95% to 2.65%	31,663,303	15.18 to 13.13	487,322,945	0.94%	27.73% to 25.55%
2002	0.95% to 2.25%	30,662,966	9.53 to 12.65	370,626,062	0.88%	-14.98% to -13.45%

American Century Variable Portfolios, Inc. – Value Fund – Class II
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
2005	1.50% to 2.60%	718,655	12.70 to 12.19	9,030,848	0.71%	3.29% to 2.14%
2004	1.50% to 2.60%	736,549	12.29 to 11.93	8,984,780	0.83%	12.46% to 11.21%
2003	1.50% to 2.60%	732,705	10.93 to 10.73	7,970,560	0.67%	26.88% to 25.47%
2002	1.50% to 2.60%	276,263	8.55 to 8.62	2,374,430	0.00%	-14.48% to -13.84%	(a) (b)

American Century Variable Portfolios, Inc. – VistaSM Fund – Class I
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	(a) (b)

American Century Variable Portfolios, Inc. – VistaSM Fund – Class II
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
2005	1.25% to 2.25%	1,310	11.36 to 11.28	14,808	0.00%	13.61% to 12.84%	(a) (b)

BB&T Variable Insurance Funds – BB&T VIF Capital Manager Equity Fund
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
2005	0.95% to 1.75%	173,891	11.58 to 11.20	1,977,946	1.46%	5.76% to 4.95%
2004	0.95% to 1.75%	179,516	10.95 to 10.68	1,938,845	0.76%	10.85% to 10.03%
2003	0.95% to 1.75%	160,093	9.88 to 9.70	1,566,829	0.39%	24.28% to 23.25%
2002	0.95% to 1.70%	141,508	7.88 to 7.95	1,118,486	0.32%	-22.59% to -22.00%

BB&T Variable Insurance Funds – BB&T VIF Large Cap
2006	0.95% to 2.00%	325,009	14.13 to 13.40	4,521,052	1.32%	20.13% to 18.93%
2005	0.95% to 2.00%	340,929	11.76 to 11.26	3,959,805	1.89%	5.89% to 4.82%
2004	0.95% to 2.00%	357,885	11.11 to 10.75	3,937,384	1.79%	12.10% to 11.00%
2003	0.95% to 2.00%	322,683	9.91 to 9.68	3,177,031	1.93%	22.45% to 21.11%
2002	0.95% to 1.70%	173,232	8.02 to 8.09	1,397,651	1.85%	-21.01% to -20.41%

BB&T Variable Insurance Funds – BB&T VIF Large Cap Growth
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.10% to 2.03%
2005	0.95% to 2.05%	181,917	9.50 to 9.07	1,696,640	0.38%	0.92% to -0.18%
2004	0.95% to 2.05%	203,835	9.41 to 9.08	1,889,640	0.44%	4.62% to 3.52%
2003	0.95% to 2.05%	186,382	9.00 to 8.77	1,658,565	0.00%	26.81% to 25.36%
2002	0.95% to 1.70%	106,392	7.02 to 7.09	750,507	0.00%	-31.82% to -31.13%

BB&T Variable Insurance Funds – BB&T VIF Mid Cap Growth Fund
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
2005	0.95% to 2.05%	221,842	14.78 to 14.14	3,227,954	0.00%	13.30% to 12.12%
2004	0.95% to 2.05%	232,570	13.05 to 12.61	2,998,507	0.00%	16.08% to 14.89%
2003	0.95% to 2.05%	183,955	11.24 to 10.98	2,052,428	0.00%	35.27% to 33.75%
2002	0.95% to 1.65%	126,777	8.22 to 8.31	1,048,811	0.00%	-21.50% to -20.76%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – Global Small Cap Portfolio
2006	0.95% to 1.30%	225,532	$13.74 to 16.36	$3,141,525	0.00%	12.13% to 11.74%
2005	0.95% to 1.40%	303,526	12.25 to 14.65	3,775,401	0.00%	15.04% to 14.52%
2004	0.95% to 1.65%	369,551	10.65 to 12.59	3,985,920	0.00%	16.87% to 16.04%
2003	0.95% to 1.65%	447,652	9.11 to 10.85	4,142,199	0.00%	46.26% to 45.22%
2002	0.95% to 1.65%	572,102	6.20 to 7.65	3,626,422	0.00%	-35.25% to -34.78%

Credit Suisse Trust – International Focus Portfolio
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.70%
2005	0.95% to 1.65%	722,518	11.71 to 13.03	8,518,004	0.84%	16.33% to 15.51%
2004	0.95% to 1.65%	921,733	10.07 to 11.28	9,327,288	0.93%	13.65% to 12.85%
2003	0.95% to 1.65%	1,056,590	8.86 to 10.00	9,407,868	0.43%	31.83% to 30.90%
2002	0.95% to 1.65%	1,294,997	6.69 to 7.82	8,745,981	0.00%	-21.23% to -20.67%

Credit Suisse Trust – Large Cap Value Portfolio
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
2005	0.95% to 2.30%	993,748	14.59 to 11.44	14,454,274	0.75%	7.12% to 5.72%
2004	0.95% to 2.30%	1,103,928	13.62 to 10.82	15,004,067	0.52%	10.29% to 8.86%
2003	0.95% to 2.30%	1,221,166	12.35 to 9.94	15,061,157	0.70%	23.98% to 22.24%
2002	0.95% to 1.85%	1,401,028	7.47 to 10.22	13,953,162	0.91%	-24.91% to -23.83%

Dreyfus Investment Portfolios – Emerging Leaders Fund – Service Shares
2006	1.50% to 2.60%	101,828	13.75 to 13.05	1,376,470	0.00%	6.39% to 5.21%
2005	1.50% to 2.60%	121,394	12.93 to 12.40	1,548,272	0.00%	3.18% to 2.03%
2004	1.50% to 2.60%	126,077	12.53 to 12.16	1,562,984	0.00%	12.48% to 11.22%
2003	1.50% to 2.60%	122,126	11.14 to 10.93	1,350,550	0.00%	44.96% to 43.34%
2002	1.50% to 2.35%	38,847	7.64 to 7.68	297,477	0.00%	-23.62% to -23.17%	(a	) (b)

Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
2005	0.95% to 2.45%	4,740,947	13.35 to 12.63	62,677,695	0.00%	6.22% to 4.68%
2004	0.95% to 2.45%	5,300,317	12.57 to 12.07	66,154,517	0.43%	20.73% to 19.03%
2003	0.95% to 2.40%	3,945,170	10.41 to 10.15	40,884,829	0.25%	36.47% to 34.45%
2002	0.95% to 2.05%	1,223,668	7.55 to 7.63	9,310,674	0.28%	-24.49% to -23.74%	(a	) (b)

Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares, The
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
2005	0.95% to 2.70%	10,565,350	10.76 to 7.21	110,388,147	0.00%	2.63% to 0.85%
2004	0.95% to 2.70%	13,226,882	10.49 to 7.14	134,949,800	0.38%	5.20% to 3.41%
2003	0.95% to 2.70%	14,356,877	9.97 to 6.91	139,619,825	0.11%	24.81% to 22.55%
2002	0.95% to 2.25%	15,948,771	5.41 to 7.99	124,666,691	0.20%	-30.97% to -29.62%

Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares, The
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
2005	1.50% to 2.60%	31,607	9.91 to 9.51	309,376	0.00%	1.81% to 0.67%
2004	1.50% to 2.60%	44,270	9.73 to 9.44	425,727	0.17%	4.35% to 3.19%
2003	1.50% to 2.60%	36,008	9.32 to 9.15	333,031	0.00%	23.87% to 22.49%
2002	1.50% to 2.60%	12,952	7.47 to 7.53	97,212	0.03%	-25.29% to -24.73%	(a	) (b)

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.40% to 12.49%
2005	0.95% to 2.65%	71,700,975	13.63 to 9.10	928,266,696	1.56%	3.70% to 1.96%
2004	0.95% to 2.65%	85,102,726	13.14 to 8.92	1,065,918,982	1.75%	9.59% to 7.79%
2003	0.95% to 2.65%	92,185,602	11.99 to 8.28	1,056,735,132	1.42%	27.15% to 24.95%
2002	0.95% to 2.25%	95,354,292	5.89 to 9.43	864,619,920	1.33%	-24.49% to -23.10%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.50%
2005	0.95% to 2.60%	10,849,045	13.74 to 9.23	140,981,903	0.02%	3.39% to 1.70%
2004	0.95% to 2.60%	12,838,264	13.29 to 9.08	162,001,508	1.58%	4.05% to 2.38%
2003	0.95% to 2.65%	14,368,474	12.77 to 8.84	174,630,642	1.38%	20.02% to 17.94%
2002	0.95% to 2.25%	14,518,204	7.04 to 10.64	147,581,762	1.12%	-18.97% to -17.51%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Service Shares
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.20%
2005	1.50% to 2.60%	353,031	10.53 to 10.11	3,670,539	0.00%	2.56% to 1.42%
2004	1.50% to 2.60%	365,410	10.27 to 9.97	3,716,756	1.44%	3.22% to 2.07%
2003	1.50% to 2.60%	345,131	9.95 to 9.77	3,413,604	1.64%	19.02% to 17.69%
2002	1.50% to 2.50%	120,876	8.30 to 8.36	1,007,673	1.83%	-16.96% to -16.39%	(a	) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares
2006	0.95% to 1.85%	41,384	$13.24 to 11.35	$497,921	0.40%	2.79% to 1.88%
2005	0.95% to 1.85%	39,559	12.88 to 11.14	466,784	0.00%	4.80% to 3.88%
2004	0.95% to 1.85%	39,370	12.29 to 10.72	445,804	0.21%	10.28% to 9.37%
2003	0.95% to 1.85%	36,181	11.14 to 9.80	371,156	0.03%	30.44% to 29.23%
2002	0.95% to 1.40%	27,276	7.59 to 8.54	210,757	0.04%	-20.65% to -19.89%

Dreyfus Variable Investment Fund – International Value Portfolio – Initial Shares
2006	0.95% to 1.55%	27,160	18.88 to 18.30	503,070	1.40%	21.44% to 20.70%
2005	0.95% to 1.55%	29,758	15.55 to 15.16	455,973	0.00%	10.83% to 10.16%
2004	0.95% to 1.55%	31,294	14.03 to 13.76	434,279	1.08%	18.88% to 18.16%
2003	0.95% to 1.55%	32,213	11.80 to 11.65	377,382	1.47%	35.06% to 34.24%
2002	0.95% to 1.55%	8,057	8.68 to 8.74	70,197	1.70%	-13.59% to -13.06%

Federated Insurance Series – Federated American Leaders Fund II – Service Shares
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
2005	1.50% to 2.60%	58,134	11.25 to 10.80	644,442	1.25%	3.21% to 2.06%
2004	1.50% to 2.60%	67,408	10.90 to 10.58	727,827	1.23%	7.86% to 6.65%
2003	1.50% to 2.60%	62,971	10.11 to 9.92	632,955	0.90%	25.41% to 24.01%
2002	1.50% to 2.20%	16,666	8.02 to 8.06	134,110	0.00%	-19.78% to -19.40%	(a) (b)

Federated Insurance Series – Federated Capital Appreciation Fund II – Service Shares
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
2005	1.50% to 2.60%	101,179	10.49 to 10.07	1,048,079	0.82%	0.17% to -0.94%
2004	1.50% to 2.60%	121,303	10.47 to 10.16	1,258,078	0.49%	5.50% to 4.33%
2003	1.50% to 2.60%	127,784	9.93 to 9.74	1,260,625	0.35%	22.02% to 20.66%
2002	1.50% to 2.60%	54,725	8.08 to 8.14	444,085	0.00%	-19.25% to -18.64%	(a) (b)

Federated Insurance Series – Federated High Income Bond Fund II – Service Shares
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.70%
2005	1.50% to 2.60%	429,576	12.59 to 12.08	5,327,276	8.31%	0.74% to -0.38%
2004	1.50% to 2.60%	501,358	12.50 to 12.13	6,200,535	7.42%	8.51% to 7.30%
2003	1.50% to 2.60%	594,118	11.52 to 11.30	6,802,892	4.65%	19.97% to 18.63%
2002	1.50% to 2.60%	118,039	9.53 to 9.60	1,130,291	0.00%	-4.71% to -3.99%	(a) (b)

Federated Insurance Series – Federated Market Opportunity Fund II – Service Shares
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.30% to 2.40%	(a) (b)

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
2005	0.95% to 2.70%	24,642,363	13.27 to 11.71	319,956,654	3.84%	0.34% to -1.42%
2004	0.95% to 2.70%	27,791,514	13.22 to 11.87	360,649,435	4.24%	2.64% to 0.84%
2003	0.95% to 2.70%	33,400,483	12.88 to 11.78	423,435,511	3.57%	3.65% to 1.86%
2002	0.95% to 2.25%	33,983,812	11.56 to 12.43	416,870,120	2.89%	6.38% to 8.27%

Federated Insurance Series – Federated Quality Bond Fund II – Service Shares
2006	1.50% to 2.60%	826,174	11.38 to 10.80	9,261,610	3.83%	2.37% to 1.23%
2005	1.50% to 2.60%	906,385	11.12 to 10.67	9,961,595	3.57%	-0.52% to -1.63%
2004	1.50% to 2.60%	1,034,363	11.18 to 10.85	11,460,780	4.09%	1.77% to 0.63%
2003	1.50% to 2.60%	1,158,034	10.98 to 10.78	12,646,527	3.11%	2.87% to 1.72%
2002	1.50% to 2.60%	393,660	10.59 to 10.67	4,192,600	0.00%	5.95% to 6.74%	(a) (b)

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
2005	0.95% to 2.65%	54,528,487	14.86 to 11.56	805,264,252	1.58%	4.76% to 3.00%
2004	0.95% to 2.65%	63,110,573	14.18 to 11.22	891,838,209	1.45%	10.32% to 8.52%
2003	0.95% to 2.65%	64,919,984	12.86 to 10.34	833,502,241	1.53%	28.98% to 26.76%
2002	0.95% to 2.25%	60,212,580	7.41 to 10.24	600,903,507	1.61%	-19.24% to -17.79%

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class 2
2006	1.50% to 2.60%	1,257,321	14.10 to 13.38	17,476,446	2.90%	18.14% to 16.82%
2005	1.50% to 2.60%	1,326,705	11.94 to 11.46	15,660,964	1.46%	3.99% to 2.83%
2004	1.50% to 2.60%	1,470,503	11.48 to 11.14	16,742,355	1.39%	9.57% to 8.34%
2003	1.50% to 2.60%	1,453,838	10.48 to 10.28	15,156,305	0.93%	28.08% to 26.65%
2002	1.50% to 2.60%	443,769	8.12 to 8.18	3,622,751	0.00%	-18.80% to -18.19%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.95% to 2.65%	33,064,556	$13.91 to 8.42	$428,694,016	0.30%	5.72% to 3.95%
2005	0.95% to 2.65%	41,679,172	13.16 to 8.10	513,272,202	0.40%	4.67% to 2.90%
2004	0.95% to 2.65%	51,970,948	12.57 to 7.87	613,327,993	0.17%	2.28% to 0.59%
2003	0.95% to 2.65%	58,941,283	12.29 to 7.83	683,298,017	0.18%	31.52% to 29.22%
2002	0.95% to 2.20%	60,318,635	5.87 to 9.35	534,138,053	0.15%	-32.14% to -30.86%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class 2
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
2005	1.50% to 2.60%	584,358	10.25 to 9.84	5,916,818	0.27%	3.92% to 2.77%
2004	1.50% to 2.60%	622,916	9.86 to 9.57	6,092,705	0.13%	1.58% to 0.44%
2003	1.50% to 2.60%	619,256	9.71 to 9.53	5,981,099	0.08%	30.55% to 29.10%
2002	1.50% to 2.60%	202,676	7.38 to 7.44	1,504,242	0.00%	-26.18% to -25.62%	(a) (b)

Fidelity® Variable Insurance Products Fund – High Income Portfolio – Service Class
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
2005	0.95% to 2.65%	22,786,741	9.76 to 8.91	228,692,417	14.51%	1.55% to -0.16%
2004	0.95% to 2.65%	28,067,837	9.61 to 8.92	277,897,270	7.77%	8.43% to 6.63%
2003	0.95% to 2.65%	35,327,848	8.86 to 8.37	323,732,284	5.77%	25.76% to 23.70%
2002	0.95% to 2.25%	26,938,971	6.37 to 7.69	195,766,587	9.64%	0.83% to 2.63%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
2005	0.95% to 2.25%	4,468,213	14.43 to 11.88	65,144,063	0.56%	17.84% to 16.37%
2004	0.95% to 2.25%	5,309,091	12.25 to 10.21	65,783,903	1.09%	12.41% to 11.05%
2003	0.95% to 2.25%	6,173,912	10.90 to 9.19	68,125,249	0.74%	41.85% to 39.95%
2002	0.95% to 2.20%	7,674,047	6.17 to 8.42	59,763,768	0.79%	-22.25% to -21.10%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class 2 R
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
2005	1.50% to 2.60%	675,789	14.19 to 13.62	9,468,985	0.50%	16.97% to 15.66%
2004	1.50% to 2.60%	708,262	12.13 to 11.78	8,510,693	1.00%	11.62% to 10.37%
2003	1.50% to 2.60%	646,592	10.87 to 10.67	6,988,652	0.53%	40.86% to 39.28%
2002	1.50% to 2.60%	202,377	7.66 to 7.72	1,557,719	0.00%	-23.40% to -22.82%	(a) (b)

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
2005	0.95% to 2.65%	6,958,794	14.56 to 13.68	100,454,692	0.52%	17.80% to 15.85%
2004	0.95% to 2.65%	6,862,770	12.36 to 11.80	84,243,034	0.94%	12.42% to 10.61%
2003	0.95% to 2.70%	5,106,033	10.99 to 10.66	55,922,783	0.48%	41.89% to 39.35%
2002	0.95% to 2.25%	2,316,895	7.65 to 7.75	17,918,637	0.00%	-23.48% to -22.52%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
2005	0.95% to 2.85%	48,190,974	19.06 to 12.84	889,863,683	0.19%	15.74% to 13.60%
2004	0.95% to 2.85%	47,949,091	16.47 to 11.31	767,936,500	0.24%	14.24% to 12.15%
2003	0.95% to 2.85%	46,557,635	14.41 to 10.08	654,671,016	0.33%	27.13% to 24.71%
2002	0.95% to 2.40%	45,313,610	6.92 to 11.34	503,327,033	0.72%	-12.03% to -10.29%

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class 2
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
2005	1.50% to 2.60%	1,274,568	14.20 to 13.62	17,887,257	0.12%	14.90% to 13.62%
2004	1.50% to 2.60%	1,246,619	12.36 to 11.99	15,271,569	0.21%	13.43% to 12.17%
2003	1.50% to 2.60%	1,168,158	10.89 to 10.69	12,657,188	0.16%	26.27% to 24.87%
2002	1.50% to 2.60%	337,942	8.56 to 8.63	2,907,598	0.00%	-14.39% to -13.74%	(a) (b)

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
2005	0.95% to 2.40%	4,565,853	10.61 to 11.07	49,110,582	3.14%	1.11% to -0.35%
2004	0.95% to 2.25%	2,891,195	10.49 to 11.15	30,798,680	2.94%	3.33% to 1.99%
2003	0.95% to 2.05%	1,077,164	10.15 to 10.97	11,207,437	0.00%	1.53% to 0.80%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Growth Opportunities Portfolio – Service Class
2006	0.95% to 2.35%	5,734,093	10.90 to 7.58	60,614,578	0.64%	4.30% to 2.86%
2005	0.95% to 2.35%	7,586,186	10.45 to 7.37	77,163,649	0.84%	7.83% to 6.35%
2004	0.95% to 2.35%	9,323,234	9.69 to 6.93	88,133,135	0.48%	6.04% to 4.61%
2003	0.95% to 2.35%	10,741,094	9.14 to 6.62	95,964,919	0.62%	28.43% to 26.61%
2002	0.95% to 2.20%	12,480,171	5.09 to 7.12	86,958,330	0.95%	-23.86% to -22.66%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.95% to 2.65%	2,219,901	$ 9.88 to 13.27	$23,686,575	0.00%	-1.20% to -2.29%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class 2
2006	1.50% to 2.60%	726,383	18.44 to 17.50	13,188,602	0.18%	10.72% to 9.49%
2005	1.50% to 2.60%	734,732	16.66 to 15.99	12,091,781	0.00%	16.25% to 14.96%
2004	1.50% to 2.60%	741,487	14.33 to 13.91	10,528,591	0.00%	22.79% to 21.42%
2003	1.50% to 2.60%	656,982	11.67 to 11.45	7,623,045	0.15%	36.18% to 34.66%
2002	1.50% to 2.60%	211,852	8.50 to 8.57	1,810,462	0.00%	-14.95% to -14.31%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.10% to 13.19%
2005	0.95% to 2.65%	3,312,290	13.38 to 12.56	43,862,396	0.00%	1.58% to -0.12%
2004	0.95% to 2.65%	4,540,152	13.17 to 12.58	59,295,063	0.00%	12.90% to 11.09%
2003	0.95% to 2.65%	4,151,781	11.66 to 11.32	48,179,536	0.00%	56.29% to 53.62%
2002	0.95% to 2.20%	897,365	7.37 to 7.46	6,681,297	0.00%	-26.30% to -25.38%	(a) (b)

Fidelity® Variable Insurance Products Fund III – Value Strategies Portfolio – Service Class 2
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13.00%
2005	1.50% to 2.60%	200,980	13.12 to 12.59	2,603,222	0.00%	0.89% to -0.23%
2004	1.50% to 2.60%	226,885	13.00 to 12.62	2,923,757	0.00%	12.13% to 10.88%
2003	1.50% to 2.60%	182,049	11.60 to 11.38	2,099,853	0.00%	55.01% to 53.28%
2002	1.50% to 2.60%	59,983	7.42 to 7.48	447,622	0.00%	-25.75% to -25.19%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Energy Portfolio – Service Class 2
2006	0.95% to 2.65%	1,092,891	9.40 to 15.10	11,353,460	1.20%	-6.01% to -7.03%	(a) (b)
2005	1.25%	2,596	13.40	34,792	0.71%	34.02%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	3.28%	5.37% to 4.65%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2010 Portfolio – Service Class 2
2006	1.25%	3,171	11.59	36,739	2.41%	8.21%
2005	1.25%	944	10.71	10,107	0.87%	7.06%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2020 Portfolio – Service Class 2
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.20%
2005	1.25%	379	11.01	4,174	1.01%	10.14%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	(a) (b)

Fidelity® Variable Insurance Products Fund IV – Freedom Fund 2030 Portfolio – Service Class 2
2006	1.25% to 2.25%	12,830	12.51 to 12.30	158,537	2.54%	11.52% to 10.39%
2005	1.25%	372	11.22	4,175	1.01%	12.22%	(a) (b)

Financial Investors Variable Insurance Trust – First Horizon Core Equity Portfolio
2005	0.95% to 2.00%	149,531	9.64 to 9.21	1,415,472	1.28%	-3.66% to -4.68%
2004	0.95% to 2.00%	179,886	10.01 to 9.66	1,776,697	0.70%	4.48% to 3.37%
2003	0.95% to 2.00%	191,003	9.58 to 9.34	1,812,845	0.24%	27.38% to 26.03%
2002	0.95% to 2.00%	140,512	7.41 to 7.52	1,051,904	0.37%	-27.59% to -26.81%

Initial Funding by Depositor
2005	0.00%	50,000	9.81	490,710	1.28%	-2.74%
2004	0.00%	50,000	10.09	504,531	0.70%	5.48%
2003	0.00%	50,000	9.57	478,333	0.24%	28.60%
2002	0.00%	50,000	7.44	371,962	0.37%	-26.11%

First Horizon Capital Appreciation Portfolio
2005	0.95% to 2.00%	39,067	14.17 to 13.53	542,543	0.00%	2.08% to 1.00%
2004	0.95% to 2.00%	41,705	13.88 to 13.40	569,994	0.00%	10.19% to 9.02%
2003	0.95% to 2.00%	39,589	12.60 to 12.29	492,966	0.00%	40.93% to 39.44%
2002	0.95% to 2.00%	21,602	8.81 to 8.94	191,806	0.00%	-20.25% to -19.40%

Initial Funding by Depositor
2005	0.00%	50,000	14.46	723,423	0.00%	3.06%
2004	0.00%	50,000	14.04	701,963	0.00%	11.25%
2003	0.00%	50,000	12.62	631,000	0.00%	42.28%
2002	0.00%	50,000	8.87	443,500	0.00%	-18.62%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust – Franklin Income Securities Fund – Class 2
2006	0.95% to 2.25%	3,299,693	$ 11.15 to 11.05	$ 36,704,669	0.32%	11.46% to 10.50%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Franklin Rising Dividends Securities Fund – Class 2
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.50%
2005	1.25% to 2.25%	82,711	11.47 to 10.68	935,884	0.77%	2.14% to 6.75%	(b)
2004	1.25%	42,724	11.23	479,896	0.18%	9.61%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	(a)
2005	1.25%	29,831	14.02	418,165	0.73%	7.41%
2004	1.25%	17,859	13.05	233,070	0.04%	22.20%

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	(a) (b)
2005	1.25%	11,667	12.70	148,149	0.00%	26.98%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
2005	1.25%	7,345	13.61	99,962	1.10%	8.80%
2004	1.25%	8,344	12.51	104,377	1.47%	17.05%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	(a) (b)
2005	1.25%	32,270	12.37	399,267	0.68%	8.76%
2004	1.25%	3,590	11.38	40,840	0.00%	13.76%	(a) (b)

Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund – Class 3
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	(a) (b)
2005	1.25%	7,294	9.80	71,475	0.00%	-2.01%	(a) (b)

Gartmore GVIT – American Funds GGVIT Asset Allocation Fund – Class II
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.90% to 3.89%	(a) (b)

Gartmore GVIT – American Funds GGVIT Bond Fund – Class II
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	(a) (b)

Gartmore GVIT – American Funds GGVIT Global Growth Fund – Class II
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	(a) (b)

Gartmore GVIT – American Funds GGVIT Growth Fund – Class II
2006	0.95% to 2.20%	2,097,865	10.30 to 10.21	21,564,598	1.17%	2.99% to 2.12%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class II
2006	1.25%	290	17.24	5,000	1.84%	20.88%
2005	1.25%	313	14.26	4,465	1.14%	10.39%
2004	1.25%	336	12.92	4,341	2.07%	18.50%

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class III
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.60%
2005	0.95% to 2.65%	3,202,480	18.28 to 17.49	58,153,730	1.57%	10.99% to 9.16%
2004	0.95% to 2.40%	2,138,241	16.47 to 16.09	35,083,705	1.85%	19.12% to 17.51%
2003	0.95% to 2.15%	458,485	13.73 to 13.62	6,285,255	0.00%	37.29% to 36.25%	(a) (b)

Gartmore GVIT – Dreyfus GGVIT International Value Fund – Class VI
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
2005	1.50% to 2.45%	67,378	12.63 to 12.43	847,614	1.29%	10.13% to 9.07%
2004	1.50% to 2.20%	28,799	11.47 to 11.42	329,969	0.49%	14.72% to 14.18%	(a) (b)

Gartmore GVIT – Emerging Markets Fund – Class I
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
2005	0.95% to 2.15%	260,253	17.63 to 14.25	4,361,320	0.58%	31.38% to 29.92%
2004	0.95% to 2.15%	284,119	13.42 to 10.97	3,633,362	0.85%	19.60% to 18.31%
2003	0.95% to 2.15%	406,653	11.22 to 9.27	4,356,168	0.55%	63.70% to 61.73%
2002	0.95% to 2.05%	515,037	5.71 to 6.85	3,389,175	0.22%	-17.20% to -16.04%

Gartmore GVIT – Emerging Markets Fund – Class III
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.20%
2005	0.95% to 2.45%	4,965,345	19.35 to 18.33	95,170,769	0.52%	31.40% to 29.54%
2004	0.95% to 2.35%	3,106,247	14.73 to 14.19	45,429,179	1.04%	19.61% to 18.08%
2003	0.95% to 2.40%	2,849,141	12.31 to 12.01	34,902,010	0.47%	63.65% to 61.26%
2002	0.95% to 2.25%	1,318,331	7.45 to 7.52	9,892,328	0.36%	-25.50% to -24.76%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTESTOFINANCIALSTATEMENTS, CONTINUED)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Emerging Markets Fund – Class VI
2006	1.50% to 2.60%	68,138	$ 20.61 to	20.00	$ 1,391,052	0.65%	34.51% to 33.02%
2005	1.50% to 2.45%	39,305	15.32 to	15.08	598,733	0.49%	30.51% to 29.25%
2004	1.50% to 2.20%	13,294	11.74 to	11.68	155,709	1.69%	17.39% to 16.84%	(a) (b)

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class I
2006	0.95% to 2.50%	6,422,082	15.39 to	12.66	95,058,287	6.90%	9.56% to 7.88%
2005	0.95% to 2.50%	8,998,545	14.05 to	11.74	121,811,097	6.73%	1.41% to -0.14%
2004	0.95% to 2.65%	16,155,881	13.85 to	11.65	216,070,644	6.95%	9.05% to 7.24%
2003	0.95% to 2.50%	16,524,655	12.70 to	10.94	203,364,646	7.83%	21.11% to 19.28%
2002	0.95% to 2.20%	13,477,703	8.90 to	10.49	137,551,122	8.60%	0.65% to 2.24%

Gartmore GVIT – Federated GGVIT High Income Bond Fund – Class III
2006	0.95% to 2.65%	5,044,302	11.47 to	11.16	57,586,745	7.11%	9.55% to 7.71%
2005	0.95% to 2.65%	3,808,514	10.47 to	10.36	39,805,529	8.70%	4.74% to 3.56%	(a) (b)

Gartmore GVIT – Gartmore GGVIT International Index Fund – Class VIII
2006	0.95% to 2.25%	115,357	10.89 to	10.80	1,254,445	1.67%	8.94% to 7.99%	(a) (b)

Gartmore GVIT – Global Financial Services Fund – Class I
2006	1.25%	1,731	18.70		32,372	1.24%	18.82%
2005	1.25%	2,396	15.74		37,710	1.26%	9.77%
2004	1.25%	3,093	14.34		44,349	1.54%	19.48%
2003	1.25%	2,686	12.00		32,234	0.46%	39.69%

Gartmore GVIT – Global Financial Services Fund – Class III
2006	0.95% to 2.65%	674,775	19.51 to	17.96	12,967,114	2.05%	19.20% to 17.25%
2005	0.95% to 2.60%	740,148	16.37 to	15.35	11,984,534	1.58%	10.12% to 8.35%
2004	0.95% to 2.60%	614,645	14.86 to	14.17	9,063,639	1.77%	19.98% to 18.11%
2003	0.95% to 2.60%	444,314	12.39 to	11.99	5,474,639	0.55%	40.12% to 37.82%
2002	0.95% to 2.00%	268,594	8.71 to	8.84	2,369,793	0.15%	-12.86% to -11.58%	(a) (b)

Gartmore GVIT – Global Health Sciences Fund – Class I
2006	1.25%	7,575	12.92		97,832	0.00%	1.43%
2005	1.25%	8,212	12.73		104,566	0.00%	7.09%
2004	1.25%	8,804	11.89		104,685	0.00%	6.51%
2003	1.25%	580	11.16		6,475	0.00%	34.99%

Gartmore GVIT – Global Health Sciences Fund – Class III
2006	0.95% to 2.65%	1,954,346	13.38 to	12.31	25,738,556	0.00%	1.73% to 0.01%
2005	0.95% to 2.65%	2,518,573	13.16 to	12.31	32,740,994	0.00%	7.40% to 5.60%
2004	0.95% to 2.65%	2,433,103	12.25 to	11.65	29,522,923	0.00%	6.82% to 5.06%
2003	0.95% to 2.65%	1,751,103	11.47 to	11.09	19,957,282	0.00%	35.47% to 33.19%
2002	0.95% to 2.60%	966,515	8.33 to	8.47	8,156,119	0.00%	-16.73% to -15.34%	(a) (b)

Gartmore GVIT – Global Technology and Communications Fund – Class I
2006	0.95% to 2.20%	572,880	3.33 to	3.78	1,988,895	0.00%	10.12% to 8.78%
2005	0.95% to 2.20%	788,346	3.02 to	2.83	2,499,299	0.00%	-1.46% to -2.70%
2004	0.95% to 2.20%	997,831	3.07 to	3.57	3,219,904	0.00%	3.32% to 2.08%
2003	0.95% to 2.20%	1,232,090	2.97 to	3.50	3,847,558	0.00%	53.76% to 51.78%
2002	0.95% to 2.20%	1,513,650	1.88 to	2.35	3,100,271	0.66%	-44.20% to -43.33%

Gartmore GVIT – Global Technology and Communications Fund – Class III
2006	0.95% to 2.40%	1,016,600	12.30 to	11.48	12,346,090	0.00%	10.03% to 8.47%
2005	0.95% to 2.40%	916,675	11.18 to	10.59	10,136,663	0.00%	-1.46% to -2.91%
2004	0.95% to 2.40%	1,321,233	11.34 to	10.90	14,861,753	0.00%	3.29% to 1.84%
2003	0.95% to 2.55%	2,165,513	10.98 to	10.68	23,644,482	0.00%	53.72% to 51.25%
2002	0.95% to 2.20%	511,430	7.07 to	7.14	3,648,433	0.40%	-29.32% to -28.56%	(a) (b)

Gartmore GVIT – Global Utilities Fund – Class I
2006	1.25%	3,870	19.32		74,779	2.52%	35.85%
2005	1.25%	4,277	14.22		60,835	2.07%	5.06%
2004	1.25%	5,693	13.54		77,075	1.27%	28.34%
2003	1.25%	5,169	10.55		54,526	0.52%	22.50%

Gartmore GVIT – Global Utilities Fund – Class III
2006	0.95% to 2.40%	2,128,548	18.11 to	16.87	38,016,144	2.48%	36.29% to 34.39%
2005	0.95% to 2.55%	1,719,422	13.29 to	12.48	22,577,766	2.40%	5.47% to 3.87%
2004	0.95% to 2.55%	1,576,428	12.60 to	12.01	19,709,923	1.30%	28.71% to 26.76%
2003	0.95% to 2.55%	303,185	9.79 to	9.48	2,946,757	0.64%	22.99% to 21.00%
2002	0.95% to 2.05%	97,862	7.84 to	7.96	775,686	1.27%	-21.58% to -20.43%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Government Bond Fund – Class I
2006	0.95% to 2.55%	34,986,437	$ 14.91 to	11.99	$483,859,446	3.96%	2.36% to	0.72%
2005	0.95% to 2.60%	42,401,094	14.56 to	11.86	575,425,464	3.64%	2.29% to	0.60%
2004	0.95% to 2.60%	48,795,618	14.24 to	11.79	649,792,719	5.35%	2.28% to	0.59%
2003	0.95% to 2.65%	61,425,031	13.92 to	11.69	801,670,591	3.35%	1.03% to	-0.67%
2002	0.95% to 2.25%	77,981,271	11.77 to	13.78	1,011,348,469	4.58%	8.08% to	9.93%

Gartmore GVIT – Government Bond Fund – Class II
2006	1.50% to 2.60%	1,305,790	11.24 to	10.67	14,449,913	3.79%	1.46% to	0.33%
2005	1.50% to 2.60%	1,433,490	11.08 to	10.64	15,694,602	3.40%	1.47% to	0.34%
2004	1.50% to 2.60%	1,628,935	10.92 to	10.60	17,636,604	5.11%	1.47% to	0.33%
2003	1.50% to 2.60%	1,961,425	10.76 to	10.56	20,998,616	3.98%	0.24% to	-0.88%
2002	1.50% to 2.60%	945,128	10.66 to	10.74	10,126,255	2.83%	6.58% to	7.38%	(a) (b)

Gartmore GVIT – Growth Fund – Class I
2006	0.95% to 2.50%	8,225,494	7.89 to	5.20	62,375,925	0.05%	5.16% to	3.55%
2005	0.95% to 2.50%	10,681,078	7.50 to	5.02	77,433,925	0.08%	5.49% to	3.88%
2004	0.95% to 2.50%	12,847,793	7.11 to	4.83	88,536,579	0.31%	7.13% to	5.52%
2003	0.95% to 2.50%	14,947,044	6.64 to	4.58	96,289,796	0.02%	31.48% to	29.39%
2002	0.95% to 2.05%	16,188,470	3.42 to	5.05	79,642,219	0.00%	-30.60% to	-29.40%

Gartmore GVIT – International Growth Fund – Class I
2006	0.95% to 2.10%	121,194	12.65 to	10.95	1,468,870	1.17%	31.71% to	30.34%
2005	0.95% to 2.10%	138,198	9.61 to	8.40	1,272,654	0.96%	28.98% to	27.58%
2004	0.95% to 2.10%	158,756	7.45 to	6.58	1,138,344	0.76%	13.11% to	11.91%
2003	0.95% to 2.10%	187,653	6.59 to	5.86	1,193,370	0.00%	34.34% to	32.58%
2002	0.95% to 1.85%	227,163	4.43 to	4.90	1,078,351	0.00%	-25.80% to	-24.83%

Gartmore GVIT – International Growth Fund – Class III
2006	0.95% to 2.45%	2,362,026	20.07 to	18.73	46,790,507	1.12%	31.69% to	29.87%
2005	0.95% to 2.55%	1,621,932	15.24 to	14.37	24,441,820	0.83%	28.94% to	26.97%
2004	0.95% to 2.15%	665,501	11.82 to	11.44	7,803,470	1.00%	13.27% to	12.01%
2003	0.95% to 2.05%	441,368	10.44 to	10.24	4,580,456	0.00%	34.05% to	32.56%
2002	0.95% to 2.05%	195,852	7.72 to	7.79	1,521,407	0.00%	-22.76% to	-22.14%	(a) (b)

Gartmore GVIT – Investor Destinations Aggressive Fund – Class II
2006	0.95% to 2.65%	6,062,158	15.08 to	13.86	89,691,367	2.02%	15.76% to	13.85%
2005	0.95% to 2.65%	5,839,704	13.02 to	12.18	74,890,629	1.87%	6.91% to	5.13%
2004	0.95% to 2.65%	5,429,388	12.18 to	11.58	65,348,850	1.69%	12.94% to	11.10%
2003	0.95% to 2.65%	4,049,277	10.79 to	10.43	43,273,923	1.41%	30.62% to	28.37%
2002	0.95% to 2.60%	1,544,512	8.10 to	8.26	12,699,362	1.09%	-19.92% to	-17.42%	(a) (b)

Gartmore GVIT – Investor Destinations Conservative Fund – Class II
2006	0.95% to 2.65%	8,816,232	11.88 to	10.91	102,990,687	3.08%	5.16% to	3.38%
2005	0.95% to 2.65%	9,613,350	11.29 to	10.56	107,088,116	2.76%	2.33% to	0.60%
2004	0.95% to 2.65%	10,005,688	11.04 to	10.50	109,291,782	2.33%	3.66% to	1.91%
2003	0.95% to 2.65%	10,506,818	10.65 to	10.30	111,096,410	2.82%	6.88% to	5.06%
2002	0.95% to 2.60%	6,278,984	9.80 to	9.96	62,335,100	2.54%	-1.97% to	-0.39%	(a) (b)

Gartmore GVIT – Investor Destinations Moderate Fund – Class II
2006	0.95% to 2.65%	36,140,122	13.45 to	12.37	477,611,346	2.40%	10.30% to	8.45%
2005	0.95% to 2.65%	37,043,015	12.20 to	11.40	445,329,806	2.28%	4.35% to	2.60%
2004	0.95% to 2.65%	35,448,745	11.69 to	11.12	409,682,246	2.05%	8.50% to	6.70%
2003	0.95% to 2.65%	28,925,404	10.77 to	10.42	309,210,666	1.90%	18.91% to	16.88%
2002	0.95% to 2.60%	13,348,727	8.91 to	9.06	120,505,145	1.68%	-11.18% to	-9.41%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Aggressive Fund – Class II
2006	0.95% to 2.85%	19,708,022	14.43 to	13.14	278,982,910	2.19%	13.46% to	11.34%
2005	0.95% to 2.85%	20,208,078	12.72 to	11.80	253,047,764	2.10%	6.06% to	4.08%
2004	0.95% to 2.85%	18,307,486	11.99 to	11.34	216,903,970	1.80%	11.03% to	8.98%
2003	0.95% to 2.85%	13,776,564	10.80 to	10.40	147,557,142	1.48%	25.44% to	23.04%
2002	0.95% to 2.60%	5,730,817	8.45 to	8.61	49,131,920	1.32%	-16.08% to	-13.89%	(a) (b)

Gartmore GVIT – Investor Destinations Moderately Conservative Fund – Class II
2006	0.95% to 2.65%	13,785,352	12.70 to	11.67	171,885,452	2.72%	7.40% to	5.59%
2005	0.95% to 2.65%	15,406,649	11.82 to	11.06	179,533,287	2.60%	3.50% to	1.75%
2004	0.95% to 2.65%	15,686,074	11.42 to	10.86	177,228,363	2.25%	6.14% to	4.37%
2003	0.95% to 2.65%	14,393,258	10.76 to	10.41	153,730,145	2.39%	12.62% to	10.70%
2002	0.95% to 2.60%	7,262,378	9.40 to	9.56	69,158,135	2.11%	-5.96% to	-4.43%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – J.P. Morgan GVIT Balanced Fund – Class I
2006	0.95% to 2.65%	10,363,591	$ 12.61 to	10.12	$ 126,752,943	2.25%	11.19% to	9.32%
2005	0.95% to 2.65%	12,798,198	11.34 to	9.26	141,266,241	1.96%	1.57% to	-0.14%
2004	0.95% to 2.65%	14,529,688	11.17 to	9.27	158,341,735	1.94%	7.46% to	5.67%
2003	0.95% to 2.65%	15,489,907	10.39 to	8.77	157,300,998	1.73%	17.29% to	15.28%
2002	0.95% to 2.20%	14,568,854	7.44 to	8.86	126,552,438	2.20%	-14.67% to	-13.15%

Gartmore GVIT – Mid Cap Growth Fund – Class I
2006	0.95% to 2.65%	5,554,033	14.36 to	10.63	80,969,198	0.00%	8.87% to	7.06%
2005	0.95% to 2.65%	6,941,684	13.19 to	9.93	93,142,769	0.00%	8.70% to	6.90%
2004	0.95% to 2.65%	7,830,003	12.13 to	9.29	96,860,973	0.00%	14.24% to	12.37%
2003	0.95% to 2.65%	8,921,111	10.62 to	8.26	96,911,423	0.00%	38.81% to	36.38%
2002	0.95% to 2.25%	8,014,482	3.21 to	8.32	62,837,582	0.00%	-38.83% to	-37.61%

Gartmore GVIT – Mid Cap Index Fund – Class I
2006	0.95% to 2.70%	12,312,327	22.62 to	17.90	289,809,079	1.14%	8.85% to	6.99%
2005	0.95% to 2.70%	14,674,682	20.78 to	16.74	316,647,935	1.01%	11.04% to	9.15%
2004	0.95% to 2.70%	15,860,940	18.71 to	15.33	308,684,977	0.54%	14.63% to	12.71%
2003	0.95% to 2.70%	15,398,869	16.32 to	13.60	262,026,841	0.44%	33.37% to	31.02%
2002	0.95% to 2.25%	14,362,198	8.84 to	13.65	183,719,797	0.39%	-17.61% to	-16.11%

Gartmore GVIT – Money Market Fund – Class I
2006	0.95% to 2.60%	45,891,908	12.35 to	10.07	541,867,251	4.73%	3.54% to	1.82%
2005	0.95% to 2.60%	45,063,953	11.93 to	9.89	515,102,832	2.84%	1.70% to	0.01%
2004	0.95% to 2.60%	47,255,568	11.73 to	9.89	533,222,860	0.88%	-0.15% to	-1.81%
2003	0.95% to 2.60%	61,044,850	11.75 to	10.07	691,344,651	0.67%	-0.33% to	-1.99%
2002	0.95% to 2.60%	98,379,110	10.27 to	11.79	1,120,076,990	1.18%	-1.31% to	0.25%

Gartmore GVIT – Nationwide Fund – Class I
2006	0.95% to 2.65%	23,824,168	14.47 to	10.58	339,222,705	1.04%	12.55% to	10.67%
2005	0.95% to 2.65%	29,996,004	12.85 to	9.56	380,305,497	0.88%	6.42% to	4.65%
2004	0.95% to 2.65%	35,853,013	12.08 to	9.13	427,878,572	1.23%	8.71% to	6.91%
2003	0.95% to 2.65%	40,667,472	11.11 to	8.54	447,026,775	0.54%	26.30% to	24.12%
2002	0.95% to 2.25%	43,675,677	6.55 to	8.80	380,932,564	0.85%	-19.47% to	-18.14%

Gartmore GVIT – Nationwide Fund – Class II
2006	1.50% to 2.60%	181,993	12.86 to	12.20	2,282,112	0.92%	11.70% to	10.46%
2005	1.50% to 2.60%	195,744	11.51 to	11.05	2,210,461	0.67%	5.44% to	4.26%
2004	1.50% to 2.60%	228,367	10.92 to	10.59	2,461,950	1.03%	7.89% to	6.69%
2003	1.50% to 2.60%	243,662	10.12 to	9.93	2,445,831	0.47%	25.33% to	23.93%
2002	1.50% to 2.60%	95,189	8.01 to	8.07	767,177	0.76%	-19.88% to	-19.27%	(a) (b)

Gartmore GVIT – Nationwide GVIT Strategic Value Fund – Class I
2003	0.95% to 2.10%	1,255,626	10.06 to	9.75	13,203,244	0.03%	37.49% to	35.87%
2002	0.95% to 1.80%	1,421,331	6.29 to	9.39	10,832,478	0.03%	-26.99% to	-26.07%

Gartmore GVIT – Nationwide Leaders Fund – Class I
2006	1.25%	263	15.20		3,997	0.85%	14.60%
2005	1.25%	286	13.26		3,793	1.19%	8.94%
2004	1.25%	311	12.17		3,786	0.38%	17.31%
2003	1.25%	337	10.38		3,497	0.22%	23.82%
2002	1.25%	355	8.38		2,975	0.54%	-16.18%		(a) (b)

Gartmore GVIT – Nationwide Leaders Fund – Class III
2006	0.95% to 2.65%	1,305,544	16.84 to	15.50	21,591,447	0.73%	15.02% to	13.12%
2005	0.95% to 2.65%	974,521	14.64 to	13.70	14,087,780	1.51%	9.26% to	7.46%
2004	0.95% to 2.25%	517,620	13.40 to	12.90	6,878,568	0.39%	17.64% to	16.19%
2003	0.95% to 2.40%	555,773	11.39 to	11.07	6,293,400	0.20%	24.40% to	22.57%
2002	0.95% to 2.20%	675,300	9.03 to	9.16	6,165,014	1.34%	-9.72% to	-8.43%	(a) (b)

Gartmore GVIT – Small Cap Growth Fund – Class I
2006	0.95% to 2.65%	5,120,028	16.14 to	14.15	80,726,968	0.00%	2.23% to	0.52%
2005	0.95% to 2.65%	5,993,892	15.79 to	14.08	92,742,674	0.00%	7.07% to	5.29%
2004	0.95% to 2.65%	6,907,587	14.75 to	13.37	100,140,193	0.00%	12.34% to	10.48%
2003	0.95% to 2.65%	7,921,776	13.13 to	12.10	102,531,773	0.00%	32.99% to	30.67%
2002	0.95% to 2.25%	7,239,678	4.39 to	9.87	70,683,692	0.00%	-35.14% to	-33.92%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Small Cap Growth Fund – Class II
2006	1.50% to 2.60%	122,637	$ 11.38 to 10.80	$1,373,239	0.00%	1.44% to 0.31%
2005	1.50% to 2.60%	180,755	11.22 to 10.77	2,007,699	0.00%	6.12% to 4.94%
2004	1.50% to 2.60%	205,976	10.57 to 10.26	2,160,538	0.00%	11.47% to 10.23%
2003	1.50% to 2.60%	206,299	9.49 to 9.31	1,946,808	0.00%	32.05% to 30.58%
2002	1.50% to 2.60%	62,244	7.13 to 7.18	446,027	0.00%	-28.70% to -28.16%	(a) (b)

Gartmore GVIT – Small Cap Value Fund – Class I
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
2005	0.95% to 2.85%	15,479,024	22.22 to 20.03	393,884,010	0.06%	2.10% to 0.19%
2004	0.95% to 2.85%	18,902,563	21.77 to 19.99	470,375,470	0.00%	16.18% to 14.10%
2003	0.95% to 2.85%	20,424,000	18.73 to 17.52	437,227,841	0.00%	55.37% to 52.38%
2002	0.95% to 2.40%	20,923,018	9.81 to 16.47	287,510,313	0.01%	-29.29% to -27.86%

Gartmore GVIT – Small Cap Value Fund – Class II
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
2005	1.50% to 2.60%	265,601	12.78 to 12.26	3,359,146	0.00%	1.24% to 0.12%
2004	1.50% to 2.60%	288,728	12.62 to 12.25	3,616,650	0.00%	15.24% to 13.96%
2003	1.50% to 2.60%	271,345	10.95 to 10.75	2,957,361	0.00%	54.10% to 52.39%
2002	1.50% to 2.60%	91,515	7.05 to 7.11	648,541	0.00%	-29.47% to -28.93%	(a) (b)

Gartmore GVIT – Small Company Fund – Class I
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
2005	0.95% to 2.70%	15,568,695	20.51 to 19.11	350,774,843	0.00%	11.25% to 9.37%
2004	0.95% to 2.70%	17,198,697	18.44 to 17.47	348,300,700	0.00%	17.89% to 15.93%
2003	0.95% to 2.70%	18,060,444	15.64 to 15.07	310,330,135	0.00%	39.67% to 37.22%
2002	0.95% to 2.25%	17,985,000	7.39 to 14.03	220,913,252	0.00%	-19.60% to -18.11%

Gartmore GVIT – Small Company Fund – Class II
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
2005	1.50% to 2.60%	364,034	13.98 to 13.42	5,027,436	0.00%	10.33% to 9.10%
2004	1.50% to 2.60%	386,685	12.67 to 12.30	4,856,465	0.00%	17.00% to 15.70%
2003	1.50% to 2.60%	389,998	10.83 to 10.63	4,200,161	0.00%	38.51% to 36.96%
2002	1.50% to 2.60%	153,778	7.76 to 7.82	1,199,574	0.00%	-22.38% to -21.79%	(a) (b)

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class I
2003	0.95% to 2.35%	559,208	3.23 to 2.86	1,760,628	0.00%	49.53% to 47.37%
2002	0.95% to 1.90%	750,449	1.94 to 2.16	1,580,486	0.00%	-44.37% to -43.40%

Gartmore GVIT – Turner GVIT Growth Focus Fund – Class III
2003	0.95% to 2.45%	471,588	11.19 to 10.90	5,254,060	0.00%	49.05% to 46.81%
2002	0.95% to 1.90%	131,153	7.43 to 7.51	982,915	0.00%	-25.70% to -24.94%	(a) (b)

Gartmore GVIT – U.S. Growth Leaders Fund – Class I
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
2005	1.25% to 2.25%	21,415	15.04 to 11.55	316,390	0.00%	10.57% to 15.52%	(b)
2004	1.25%	17,830	13.60	242,559	0.00%	11.00%
2003	1.25%	575	12.26	7,047	0.00%	50.24%

Gartmore GVIT – U.S. Growth Leaders Fund – Class III
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
2005	0.95% to 2.65%	1,991,805	14.01 to 13.10	27,583,203	0.00%	10.93% to 9.10%
2004	0.95% to 2.60%	1,936,359	12.63 to 12.02	24,247,683	0.00%	11.38% to 9.52%
2003	0.95% to 2.60%	3,766,233	11.34 to 10.98	42,432,617	0.00%	50.95% to 48.44%
2002	0.95% to 2.60%	525,137	7.40 to 7.51	3,932,114	0.00%	-26.04% to -24.87%	(a) (b)

Gartmore GVIT – Van Kampen GGVIT Comstock Value Fund – Class I
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
2005	0.95% to 2.60%	7,349,707	12.15 to 9.24	88,152,657	1.60%	3.26% to 1.59%
2004	0.95% to 2.60%	8,373,849	11.77 to 9.09	97,664,621	1.30%	16.38% to 14.55%
2003	0.95% to 2.70%	5,371,018	10.11 to 7.90	53,809,350	1.27%	30.19% to 27.86%
2002	0.95% to 2.25%	4,287,245	5.91 to 7.91	33,188,223	1.31%	-27.24% to -25.86%

Gartmore GVIT – Van Kampen GVIT Multi Sector Bond Fund – Class I
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
2005	0.95% to 2.65%	12,458,176	14.03 to 12.28	171,819,314	3.90%	1.21% to -0.50%
2004	0.95% to 2.65%	12,983,235	13.86 to 12.34	177,337,309	4.89%	5.52% to 3.74%
2003	0.95% to 2.60%	13,033,009	13.13 to 12.00	169,204,066	5.36%	11.05% to 9.20%
2002	0.95% to 2.60%	13,884,968	10.89 to 11.96	163,062,295	5.45%	4.42% to 6.19%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Gartmore GVIT – Worldwide Leaders Fund – Class I
2006	0.95% to 2.50%	1,244,511	$17.05 to 12.53	$20,854,713	0.82%	24.69% to 22.86%
2005	0.95% to 2.50%	1,665,870	13.67 to 10.20	22,435,929	0.92%	18.21% to 16.45%
2004	0.95% to 2.50%	1,993,649	11.57 to 8.76	22,767,882	0.00%	14.57% to 12.87%
2003	0.95% to 2.50%	2,305,470	10.01 to 7.76	23,018,222	0.00%	34.77% to 32.61%
2002	0.95% to 2.20%	3,092,482	5.54 to 7.63	22,647,345	1.21%	-27.44% to -26.10%

Gartmore GVIT – Worldwide Leaders Fund – Class III
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
2005	0.95% to 2.40%	703,872	18.42 to 17.75	12,874,064	0.71%	18.21% to 16.57%
2004	0.95% to 2.40%	448,762	15.58 to 15.22	6,962,507	0.00%	14.57% to 12.99%
2003	0.95% to 2.65%	430,617	13.60 to 13.45	5,839,397	0.00%	35.99% to 34.50%	(a) (b)

Janus Aspen Series – Balanced Portfolio – Service Shares
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
2005	1.25%	7,136	11.73	83,685	2.00%	6.32%
2004	1.25%	7,867	11.03	86,775	3.56%	6.94%
2003	1.25%	1,744	10.31	17,988	0.00%	3.14%	(a) (b)

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.95% to 2.70%	20,957,631	8.83 to 11.90	208,004,922	0.13%	8.08% to 6.22%
2005	0.95% to 2.70%	25,585,852	8.17 to 11.21	235,739,185	0.01%	11.49% to 9.60%
2004	0.95% to 2.70%	29,018,242	7.32 to 10.22	240,430,077	0.02%	16.85% to 14.86%
2003	0.95% to 2.70%	33,279,122	6.27 to 8.90	237,019,223	0.24%	19.09% to 16.98%
2002	0.95% to 2.25%	38,006,657	5.06 to 8.02	228,220,423	0.30%	-18.27% to -16.73%

Janus Aspen Series – Global Technology Portfolio – Service II Shares
2006	0.95% to 2.55%	1,632,227	12.20 to 11.31	19,619,098	0.00%	6.92% to 5.25%
2005	0.95% to 2.40%	1,809,622	11.41 to 10.81	20,407,786	0.00%	10.27% to 8.69%
2004	0.95% to 2.40%	2,038,707	10.35 to 9.95	20,914,190	0.00%	-0.12% to -1.52%
2003	0.95% to 2.40%	2,119,951	10.36 to 10.10	21,841,396	0.00%	45.74% to 43.58%
2002	0.95% to 2.25%	1,620,570	7.03 to 7.11	11,490,667	0.00%	-29.66% to -28.90%	(a) (b)

Janus Aspen Series – Global Technology Portfolio – Service Shares
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
2005	0.95% to 2.45%	12,377,329	3.78 to 3.43	45,930,367	0.00%	10.49% to 8.85%
2004	0.95% to 2.45%	15,268,291	3.43 to 3.15	51,426,185	0.00%	-0.39% to -1.84%
2003	0.95% to 2.45%	18,787,902	3.44 to 3.21	63,696,571	0.00%	45.08% to 42.82%
2002	0.95% to 2.20%	24,072,809	2.25 to 2.37	56,417,204	0.00%	-42.53% to -41.49%

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
2005	0.95% to 2.25%	312,325	15.63 to 15.11	4,849,120	1.55%	9.86% to 8.49%
2004	0.95% to 2.05%	355,509	14.22 to 13.96	5,037,861	1.76%	16.35% to 15.06%
2003	0.95% to 2.35%	93,176	12.22 to 12.11	1,136,918	0.15%	22.24% to 21.13%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.95% to 2.65%	6,727,631	23.10 to 21.36	153,417,136	2.17%	45.31% to 43.03%
2005	0.95% to 2.50%	5,457,024	15.90 to 15.02	85,809,891	1.07%	30.77% to 28.84%
2004	0.95% to 2.50%	4,947,582	12.16 to 11.66	59,657,128	0.84%	17.58% to 15.86%
2003	0.95% to 2.50%	4,987,992	10.34 to 10.06	51,293,210	0.97%	33.27% to 31.14%
2002	0.95% to 2.20%	3,951,071	7.67 to 7.76	30,585,952	0.39%	-23.27% to -22.41%	(a) (b)

Janus Aspen Series – International Growth Portfolio – Service Shares
2006	0.95% to 2.50%	10,413,775	13.60 to 21.31	164,415,764	1.85%	45.24% to 43.19%
2005	0.95% to 2.50%	12,338,040	9.36 to 14.88	134,879,076	0.99%	30.69% to 28.76%
2004	0.95% to 2.50%	14,665,587	7.16 to 11.56	122,981,313	0.79%	17.56% to 15.84%
2003	0.95% to 2.50%	17,681,761	6.09 to 9.98	126,313,887	0.90%	33.26% to 31.12%
2002	0.95% to 2.25%	22,978,097	4.40 to 7.95	123,326,217	0.59%	-27.71% to -26.46%

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
2005	0.95% to 2.55%	5,126,253	12.35 to 12.03	63,040,445	0.19%	8.18% to 6.51%
2004	0.95% to 2.55%	2,153,173	11.41 to 11.29	24,534,399	0.00%	14.12% to 12.92%	(a) (b)

MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.90%
2005	1.25% to 2.25%	25,301	11.25 to 10.98	284,412	0.15%	2.93% to 9.77%	(b)
2004	1.25%	20,161	10.93	220,403	0.00%	7.62%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS Variable Insurance Trust – Mid Cap Growth Series – Service Class
2006	1.50% to 2.60%	304,947	$10.98 to 10.42	$3,298,879	0.00%	0.77% to -0.36%
2005	1.50% to 2.60%	337,675	10.90 to 10.46	3,634,793	0.00%	1.32% to 0.19%
2004	1.50% to 2.60%	425,670	10.76 to 10.44	4,537,608	0.00%	12.66% to 11.41%
2003	1.50% to 2.60%	428,276	9.55 to 9.37	4,067,064	0.00%	34.56% to 33.06%
2002	1.50% to 2.60%	187,101	7.04 to 7.10	1,324,318	0.00%	-29.57% to -29.04%	(a) (b)

MFS Variable Insurance Trust – New Discovery Series – Service Class
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10.00%
2005	1.50% to 2.60%	162,284	10.62 to 10.19	1,702,676	0.00%	3.46% to 2.31%
2004	1.50% to 2.60%	201,354	10.27 to 9.96	2,048,276	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	205,441	9.81 to 9.63	2,004,511	0.00%	31.43% to 29.97%
2002	1.50% to 2.50%	55,031	7.42 to 7.47	409,770	0.00%	-25.83% to -25.32%	(a) (b)

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	(a)
2005	1.50% to 2.60%	311,423	12.12 to 11.63	3,727,418	0.64%	4.87% to 3.71%
2004	1.50% to 2.60%	326,744	11.55 to 11.21	3,740,488	0.40%	13.10% to 11.84%
2003	1.50% to 2.60%	330,815	10.22 to 10.03	3,360,300	0.17%	22.84% to 21.47%
2002	1.50% to 2.60%	126,768	8.25 to 8.32	1,052,083	0.00%	-17.45% to -16.83%	(a) (b)

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	(a)
2005	1.50% to 2.60%	117,937	13.51 to 12.97	1,575,618	0.00%	1.36% to 0.23%
2004	1.50% to 2.60%	134,690	13.33 to 12.94	1,780,981	0.00%	10.20% to 8.97%
2003	1.50% to 2.60%	131,193	12.01 to 11.87	1,578,632	0.00%	23.19% to 21.81%
2002	1.50% to 2.60%	33,884	9.75 to 9.82	331,753	0.00%	-2.53% to -1.80%	(a) (b)

Neuberger Berman Advisers Management Trust – Focus Portfolio – S Class Shares(Obsolete)
2005	1.50% to 2.60%	39,503	21.03 to 20.18	816,015	0.00%	-1.60% to -2.70%
2004	1.50% to 2.60%	45,622	21.37 to 20.74	963,014	0.00%	4.62% to 3.45%
2003	1.50% to 2.60%	48,070	20.43 to 20.05	974,606	0.00%	-87.75% to 85.66%
2002	1.50% to 2.60%	10,974	10.80 to 10.88	118,987	0.00%	7.98% to 8.80%	(a) (b)

Neuberger Berman Advisers Management Trust – Guardian Portfolio – I Class Shares
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.30% to 10.83%
2005	0.95% to 2.40%	6,511,626	17.85 to 11.34	107,576,898	0.15%	7.36% to 5.85%
2004	0.95% to 2.40%	7,395,161	16.62 to 10.72	114,487,471	0.12%	14.71% to 13.13%
2003	0.95% to 2.40%	8,232,006	14.49 to 9.47	111,415,197	0.86%	30.51% to 28.56%
2002	0.95% to 2.25%	8,581,564	6.81 to 11.10	89,348,086	0.74%	-28.20% to -27.15%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	(a) (b)
2005	1.25%	812	11.65	9,462	0.21%	16.53%	(a) (b)

Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio – Class I
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
2005	0.95% to 2.35%	4,630,463	10.07 to 9.69	46,690,045	2.91%	0.48% to -0.93%
2004	0.95% to 2.35%	4,141,923	10.02 to 9.78	41,675,796	4.72%	-0.18% to -1.59%
2003	0.95% to 2.20%	2,341,639	10.04 to 9.95	23,684,746	7.44%	0.36% to -0.49%	(a) (b)

Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio – I Class Shares
2006	0.95% to 2.65%	8,624,822	22.04 to 11.80	167,202,644	0.00%	13.61% to 11.74%
2005	0.95% to 2.65%	10,420,932	19.40 to 10.56	179,006,315	0.00%	12.66% to 10.81%
2004	0.95% to 2.65%	12,187,318	17.22 to 9.53	186,500,405	0.00%	15.20% to 13.31%
2003	0.95% to 2.65%	13,310,419	14.95 to 8.41	177,287,825	0.00%	26.86% to 24.63%
2002	0.95% to 2.25%	13,997,826	4.21 to 11.78	147,934,257	0.00%	-31.31% to -30.01%

Neuberger Berman Advisers Management Trust – Partners Portfolio – Class I
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
2005	0.95% to 2.65%	11,757,754	14.79 to 12.49	180,431,475	1.02%	16.93% to 15.02%
2004	0.95% to 2.35%	9,929,548	12.65 to 11.06	130,061,644	0.01%	17.85% to 16.28%
2003	0.95% to 2.40%	10,120,850	10.74 to 9.49	112,336,089	0.00%	33.81% to 31.83%
2002	0.95% to 2.20%	9,838,338	6.58 to 9.04	81,171,261	0.59%	-25.98% to -24.86%

Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S
2006	0.95% to 2.05%	461,292	10.20 to 12.51	4,821,327	0.66%	2.04% to 1.31%	(a) (b)
2005	1.25% to 2.25%	8,773	11.57 to 11.49	101,379	0.00%	15.65% to 14.88%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust – Socially Responsive Portfolio Class I
2006	0.95% to 2.20%	801,737	$13.48 to	15.73	$11,396,044	0.13%	12.63% to	11.26%
2005	0.95% to 2.20%	380,100	11.97 to	14.14	4,777,305	0.00%	5.84% to	4.56%
2004	0.95% to 2.20%	119,039	11.31 to	11.22	1,430,368	0.00%	13.12% to	12.17%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.95% to 2.65%	10,676,504	22.23 to	20.93	234,998,177	1.03%	16.57% to	14.67%
2005	0.95% to 2.65%	11,634,927	19.07 to	18.25	220,237,863	0.96%	13.25% to	11.39%
2004	0.95% to 2.65%	10,678,196	16.84 to	16.39	178,971,646	1.09%	18.06% to	16.16%
2003	0.95% to 2.65%	7,189,189	14.26 to	14.11	102,340,129	0.00%	42.62% to	41.07%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.95% to 2.70%	21,906,532	16.06 to	11.27	357,036,397	0.39%	6.93% to	5.08%
2005	0.95% to 2.70%	28,080,385	15.02 to	10.73	427,622,622	0.92%	4.10% to	2.30%
2004	0.95% to 2.70%	32,989,279	14.42 to	10.49	483,179,895	0.31%	5.92% to	4.12%
2003	0.95% to 2.70%	34,255,234	13.62 to	10.07	474,551,297	0.37%	29.70% to	27.39%
2002	0.95% to 2.25%	34,239,324	5.94 to	11.45	366,481,742	0.60%	-28.93% to	-27.55%

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Service Class
2006	1.50% to 2.60%	561,578	11.62 to	11.03	6,433,761	0.20%	6.07% to	4.89%
2005	1.50% to 2.60%	651,152	10.96 to	10.52	7,054,563	0.75%	3.29% to	2.14%
2004	1.50% to 2.60%	733,839	10.61 to	10.29	7,717,903	0.22%	5.02% to	3.84%
2003	1.50% to 2.60%	724,583	10.10 to	9.91	7,279,334	0.28%	28.73% to	27.29%
2002	1.50% to 2.60%	357,291	7.79 to	7.85	2,797,449	0.00%	-22.12% to	-21.53%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2006	0.95% to 2.85%	11,724,356	14.14 to	19.43	180,011,728	1.05%	16.58% to	14.43%
2005	0.95% to 2.85%	14,093,591	12.13 to	16.98	186,103,129	1.01%	13.23% to	11.14%
2004	0.95% to 2.85%	16,374,164	10.72 to	15.28	191,319,125	1.23%	18.03% to	15.90%
2003	0.95% to 2.85%	19,398,205	9.08 to	13.19	192,522,627	0.96%	41.66% to	38.92%
2002	0.95% to 2.40%	26,384,682	6.19 to	10.02	185,709,706	0.48%	-24.41% to	-22.88%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Service Class
2006	1.50% to 2.60%	416,735	16.47 to	15.63	6,740,600	0.85%	15.61% to	14.32%
2005	1.50% to 2.60%	497,633	14.24 to	13.67	6,993,925	0.85%	12.35% to	11.10%
2004	1.50% to 2.60%	565,069	12.68 to	12.30	7,094,421	1.10%	17.10% to	15.79%
2003	1.50% to 2.60%	655,617	10.83 to	10.62	7,054,981	0.70%	40.72% to	39.15%
2002	1.50% to 2.60%	458,129	7.64 to	7.69	3,515,564	0.00%	-23.65% to	-23.07%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.95% to 2.30%	225,947	10.54 to	11.04	2,407,087	0.00%	5.41% to	4.47%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Service Class
2006	1.25%	11,906	12.04		143,303	8.95%	7.86%
2005	1.25%	22,431	11.16		250,299	8.18%	0.73%
2004	1.25%	9,185	11.08		101,746	0.35%	7.37%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.95% to 2.65%	23,057,427	13.50 to	11.09	329,617,768	1.16%	13.94% to	12.04%
2005	0.95% to 2.65%	27,537,079	11.85 to	9.90	345,511,948	1.36%	4.97% to	53.21%
2004	0.95% to 2.65%	32,018,278	11.29 to	9.59	383,272,912	0.84%	8.42% to	6.64%
2003	0.95% to 2.65%	36,088,504	10.41 to	8.99	399,297,369	0.89%	25.52% to	23.34%
2002	0.95% to 2.25%	35,365,474	6.25 to	9.56	311,700,007	0.76%	-21.00% to	-19.57%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Service Class
2006	1.50% to 2.60%	714,818	12.68 to	12.03	8,944,319	0.98%	13.04% to	11.78%
2005	1.50% to 2.60%	782,227	11.22 to	10.77	8,680,626	1.15%	4.16% to	3.00%
2004	1.50% to 2.60%	862,728	10.77 to	10.45	9,221,380	0.69%	7.51% to	6.31%
2003	1.50% to 2.60%	853,327	10.02 to	9.83	8,506,949	0.76%	24.54% to	23.15%
2002	1.50% to 2.60%	337,974	7.98 to	8.04	2,713,291	0.00%	-20.16% to	-19.56%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.95% to 2.25%	660,025	10.03 to	9.94	7,089,285	0.00%	0.31% to	-0.56%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Service Class
2006	1.25%	14,220	14.88		211,533	0.02%	13.23%
2005	1.25%	12,741	13.14		167,389	0.00%	8.35%
2004	1.25%	4,053	12.13		49,145	0.00%	17.69%
2003	1.25%	228	10.30		2,349	0.00%	3.03%		(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer Variable Account Funds – Oppenheimer Mid Cap Fund/VA – Non-Service Shares
2006	0.95% to 2.70%	11,328,404	$13.83 to 11.12	$171,399,480	0.00%	1.98% to 0.23%
2005	0.95% to 2.70%	14,779,566	13.56 to 11.10	218,757,332	0.00%	11.26% to 9.38%
2004	0.95% to 2.70%	16,225,604	12.19 to 10.15	215,497,732	0.00%	18.64% to 16.63%
2003	0.95% to 2.70%	18,042,331	10.28 to 8.70	201,857,509	0.00%	24.40% to 22.18%
2002	0.95% to 2.25%	18,771,046	6.60 to 10.21	168,831,018	0.68%	-29.85% to -28.48%

Oppenheimer Variable Account Funds – Oppenheimer Strategic Bond Fund/VA – Service Class
2006	1.50% to 2.60%	418,884	13.50 to 12.81	5,583,752	3.61%	5.63% to 4.45%
2005	1.50% to 2.60%	360,341	12.78 to 12.27	4,553,817	4.19%	0.95% to -0.18%
2004	1.50% to 2.60%	398,799	12.66 to 12.29	5,008,223	4.92%	6.81% to 5.62%
2003	1.50% to 2.60%	444,295	11.86 to 11.64	5,241,337	3.79%	15.40% to 14.11%
2002	1.50% to 2.60%	88,463	10.20 to 10.27	906,399	0.00%	1.97% to 2.73%	(a	) (b)

PIMCO Variable Insurance Trust – PIMCO VIT Real Return Portfolio – Administrative Shares
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.50% to 1.30%	(a	) (b)

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.95% to 1.10%	21,396	10.35 to 10.35	221,448	3.67%	3.50% to 3.50%	(a	) (b)

Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
2005	1.25%	3,329	12.15	40,456	2.10%	3.92%
2004	1.25%	1,598	11.69	18,688	0.00%	9.72%

Royce Capital Fund – Micro Cap
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.10% to 9.90%	(a	) (b)

SBL Fund – Series D (Global Series)
2006	1.10% to 1.15%	10,257	11.61 to 11.61	119,083	0.00%	16.10% to 16.10%	(a	) (b)

SBL Fund – Series J (Mid Cap Growth Series)
2006	0.95% to 1.20%	5,632	10.30 to 10.28	57,954	0.00%	3.00% to 2.80%	(a	) (b)

SBL Fund – Series N (Managed Asset Allocation Series)
2006	1.10% to 1.25%	5,872	11.01 to 11.00	64,646	0.00%	10.10% to 10.00%	(a	) (b)

SBL Fund – Series O (Equity Income Series)
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.70% to 13.60%	(a	) (b)

SBL Fund – Series P (High Yield Series)
2006	0.95% to 1.30%	57,506	10.60 to 10.58	609,242	0.00%	6.00% to 5.80%	(a	) (b)

SBL Fund – Series Q (Small Cap Value Series)
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.70% to 7.60%	(a	) (b)

SBL Fund – Series V (Mid Cap Value Series)
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.40% to 7.20%	(a	) (b)

SBL Fund – Series X (Small Cap Growth Series)
2006	1.10% to 1.15%	81	10.32 to 10.32	836	0.00%	3.20% to 3.20%	(a	) (b)

SBL Fund – Series Y (Select 25 Series)
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.40% to 8.30%	(a	) (b)

T. Rowe Price Blue Chip Growth Portfolio – II
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	(a	) (b)
2005	1.25% to 2.25%	4,352	11.22 to 11.15	48,642	0.17%	12.21% to 11.46%	(a	) (b)

Rowe Price Equity Income Portfolio – II
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	(a	) (b)
2005	1.25% to 2.25%	29,153	10.55 to 10.48	306,871	0.76%	5.49% to 4.78%	(a	) (b)

T. Rowe Price Limited Term Bond Portfolio – Class II
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	(a	) (b)
2005	1.25% to 2.25%	10,922	10.04 to 9.98	109,196	1.04%	0.44% to -0.24%	(a	) (b)

Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Class R1
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
2005	0.95% to 2.40%	1,743,322	16.52 to 16.14	28,703,317	0.59%	30.62% to 28.87%
2004	0.95% to 2.05%	908,023	12.65 to 12.56	11,466,172	0.00%	26.48% to 25.57%	(a	) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund – Initial Class
2006	0.95% to 2.30%	1,535,950	$21.14 to 34.65	$43,798,341	0.64%	38.17% to 36.47%
2005	0.95% to 2.30%	2,068,868	15.30 to 25.39	41,782,827	0.81%	30.75% to 29.12%
2004	0.95% to 2.30%	2,577,130	11.70 to 19.67	39,447,879	0.64%	24.70% to 23.16%
2003	0.95% to 2.30%	4,165,438	9.38 to 15.97	51,636,455	0.18%	52.73% to 50.68%
2002	0.95% to 2.20%	4,715,758	6.11 to 13.42	38,558,378	0.22%	-5.21% to -3.82%

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Class R1
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
2005	0.95% to 2.40%	2,553,864	18.78 to 18.36	47,804,049	0.18%	50.18% to 48.19%
2004	0.95% to 2.40%	1,131,969	12.50 to 12.39	14,137,698	0.00%	25.05% to 23.88%	(a	) (b)

Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund – Initial Class
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
2005	0.95% to 2.30%	1,384,893	18.38 to 26.71	30,499,273	0.36%	50.24% to 48.39%
2004	0.95% to 2.30%	1,848,191	12.23 to 18.00	27,183,400	0.43%	23.05% to 21.53%
2003	0.95% to 2.55%	2,984,906	9.96 to 14.65	36,038,095	0.33%	43.70% to 41.41%
2002	0.95% to 2.20%	2,012,923	6.90 to 11.83	17,167,415	0.68%	-5.33% to -3.76%

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class I
2006	0.95% to 2.15%	385,528	10.43 to 10.30	4,016,565	0.90%	4.34% to 3.51%	(a	) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Core Plus Fixed Income Portfolio – Class II
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
2005	1.50% to 2.60%	37,278	10.61 to 10.30	391,951	2.96%	2.38% to 1.24%
2004	1.50% to 2.45%	27,302	10.37 to 10.20	282,081	5.05%	2.51% to 1.52%
2003	1.50% to 2.05%	14,916	10.11 to 10.08	150,667	0.07%	1.13% to 0.76%	(a	) (b)

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.20%
2005	0.95% to 2.40%	1,499,114	18.94 to 24.29	34,255,801	7.61%	11.19% to 9.63%
2004	0.95% to 2.40%	1,923,815	17.03 to 22.16	39,415,803	6.36%	9.02% to 7.48%
2003	0.95% to 2.45%	3,277,139	15.62 to 20.57	63,486,350	0.00%	26.65% to 24.83%
2002	0.95% to 2.25%	2,957,540	12.27 to 18.89	45,084,271	9.57%	6.64% to 8.18%

Van Kampen – The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio – Class I
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
2005	0.95% to 2.25%	3,599,728	8.12 to 10.97	31,087,420	0.00%	16.45% to 15.02%
2004	0.95% to 2.25%	3,445,048	6.97 to 9.54	25,755,104	0.00%	20.44% to 18.98%
2003	0.95% to 2.25%	3,202,235	5.79 to 8.02	20,243,245	0.00%	40.42% to 38.56%
2002	0.95% to 2.20%	2,485,863	3.98 to 5.95	11,023,512	0.00%	-32.82% to -31.81%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
2005	0.95% to 2.85%	12,119,855	25.06 to 25.21	323,563,099	1.20%	15.94% to 13.84%
2004	0.95% to 2.85%	14,131,924	21.62 to 22.14	325,936,456	1.46%	35.10% to 32.66%
2003	0.95% to 2.85%	13,455,607	16.00 to 16.69	229,964,262	0.00%	36.21% to 33.66%
2002	0.95% to 2.60%	12,444,223	11.69 to 13.80	156,001,009	3.80%	-3.58% to -1.73%

Van Kampen Life Investment Trust – Comstock Portfolio – Class II
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
2005	1.50% to 2.60%	1,555,924	12.29 to 11.80	18,867,355	0.94%	2.55% to 1.41%
2004	1.50% to 2.60%	1,625,539	11.99 to 11.63	19,291,848	0.75%	15.67% to 14.38%
2003	1.50% to 2.60%	1,531,792	10.36 to 10.17	15,774,769	0.63%	28.81% to 27.37%
2002	1.50% to 2.60%	573,556	7.99 to 8.05	4,601,870	0.00%	-20.15% to -19.55%	(a	) (b)

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class II
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
2005	1.50% to 2.60%	281,218	10.14 to 9.73	2,808,969	0.01%	6.03% to 4.85%
2004	1.50% to 2.60%	302,950	9.56 to 9.28	2,865,969	0.00%	5.18% to 4.00%
2003	1.50% to 2.60%	301,195	9.09 to 8.92	2,720,109	0.00%	25.13% to 23.74%
2002	1.50% to 2.60%	124,303	7.21 to 7.26	900,847	0.00%	-27.90% to -27.36%	(a	) (b)

Victory Variable Insurance Funds – Diversified Stock Fund Class A Shares
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.60% to 11.30%
2005	0.95% to 2.15%	1,477,938	11.68 to 10.74	16,700,637	0.08%	7.72% to 6.46%
2004	0.95% to 2.15%	1,705,072	10.85 to 10.09	17,971,207	0.54%	8.62% to 7.40%
2003	0.95% to 2.15%	1,957,002	9.99 to 9.40	19,073,759	0.34%	33.69% to 32.05%
2002	0.95% to 1.70%	1,999,385	7.12 to 7.47	14,643,829	0.57%	-25.15% to -24.17%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Initial Funding by Depositor
2003	0.00%	100,000	$ 10.37		$1,037,146	0.34%	34.97%
2002	0.00%	100,000	7.68		768,437	0.57%	-23.00%

Victory Variable Insurance Funds - Investment Quality Bond Fund Class A Shares
2003	1.20% to 1.65%	65,051	12.32 to	12.07	801,000	1.81%	-0.34% to	-0.80%
2002	1.20% to 1.65%	76,741	12.17 to	12.36	948,193	3.93%	7.40% to	7.89%

Initial Funding by Depositor
2003	0.00%	100,000	13.05		1,304,876	1.81%	0.87%
2002	0.00%	100,000	12.94		1,293,627	3.98%	9.00%

Victory Variable Insurance Funds - Small Company Opportunity Fund Class A Shares
2003	0.95% to 2.05%	139,791	12.75 to	12.77	1,823,390	0.03%	29.46% to	28.04%
2002	0.95% to 1.65%	146,933	9.79 to	10.27	1,487,367	0.26%	-7.10% to	-6.05%

Initial Funding by Depositor
2003	0.00%	100,000	14.00		1,400,366	0.03%	30.70%
2002	0.00%	100,000	10.71		1,071,462	0.26%	-5.00%

W&R Target Funds, Inc. - Asset Strategy Portfolio
2006	0.95% to 2.50%	14,439,370	17.19 to	15.39	243,077,277	0.37%	19.01% to	17.28%
2005	0.95% to 2.50%	13,534,569	14.45 to	13.13	192,039,128	0.91%	23.10% to	21.28%
2004	0.95% to 2.50%	12,509,904	11.74 to	10.82	144,706,783	1.39%	12.22% to	10.57%
2003	0.95% to 2.50%	11,476,467	10.46 to	9.79	118,673,742	1.31%	10.42% to	8.76%
2002	0.95% to 2.25%	8,461,395	9.00 to	9.47	79,519,856	2.02%	0.75% to	2.30%

W&R Target Funds, Inc. - Balanced Portfolio
2006	0.95% to 2.40%	7,857,473	12.62 to	11.58	97,168,074	1.35%	10.16% to	8.59%
2005	0.95% to 2.40%	8,795,903	11.46 to	10.66	99,072,107	1.21%	4.02% to	2.55%
2004	0.95% to 2.40%	9,573,904	11.02 to	10.40	104,023,435	1.52%	7.90% to	6.43%
2003	0.95% to 2.40%	8,746,952	10.21 to	9.77	88,346,309	0.78%	17.96% to	16.30%
2002	0.95% to 2.25%	6,794,609	8.29 to	8.65	58,373,099	2.08%	-10.59% to	-9.28%

W&R Target Funds, Inc. - Bond Portfolio
2006	0.95% to 2.45%	7,144,826	12.97 to	11.86	90,803,031	4.28%	3.26% to	1.71%
2005	0.95% to 2.45%	7,659,203	12.56 to	11.66	94,606,243	4.28%	0.65% to	-0.84%
2004	0.95% to 2.45%	8,199,654	12.48 to	11.76	100,979,352	4.15%	2.89% to	1.40%
2003	0.95% to 2.50%	8,824,865	12.13 to	11.24	105,941,161	4.68%	3.19% to	1.66%
2002	0.95% to 2.25%	8,643,298	11.06 to	11.75	100,850,579	5.30%	6.34% to	7.94%

W&R Target Funds, Inc. - Core Equity Portfolio
2006	0.95% to 2.50%	25,267,360	10.55 to	9.65	260,652,329	0.86%	15.88% to	14.14%
2005	0.95% to 2.50%	27,738,468	9.10 to	8.45	247,757,812	0.32%	7.97% to	6.35%
2004	0.95% to 2.50%	30,602,270	8.43 to	7.95	254,008,204	0.62%	8.53% to	6.94%
2003	0.95% to 2.50%	31,339,819	7.77 to	7.43	240,491,705	0.79%	16.15% to	14.36%
2002	0.95% to 2.25%	28,039,884	6.48 to	6.69	185,915,974	0.59%	-23.62% to	-22.38%

W&R Target Funds, Inc. - Dividend Income Portfolio
2006	0.95% to 2.25%	2,287,217	14.02 to	13.44	31,707,103	1.55%	14.82% to	13.39%
2005	0.95% to 2.10%	1,421,645	12.21 to	11.89	17,222,991	1.47%	11.96% to	10.72%
2004	0.95% to 2.10%	652,179	10.91 to	10.74	7,083,332	1.22%	9.08% to	8.24%	(a) (b)

W&R Target Funds, Inc. - Energy Portfolio
2006	0.95% to 2.25%	225,125	9.26 to	9.18	2,079,139	1.04%	-7.40% to	-8.21%	(a) (b)

W&R Target Funds, Inc. - Global Natural Resources Portfolio
2006	0.95% to 2.50%	2,887,238	15.27 to	14.92	43,840,312	0.43%	24.30% to	22.51%
2005	0.95% to 2.50%	1,378,143	12.29 to	12.18	16,894,061	0.00%	22.87% to	21.79%	(a) (b)

W&R Target Funds, Inc. - Growth Portfolio
2006	0.95% to 2.50%	28,866,345	9.57 to	8.95	270,352,480	0.00%	4.04% to	2.46%
2005	0.95% to 2.50%	33,936,580	9.20 to	8.73	306,477,658	0.00%	10.18% to	8.50%
2004	0.95% to 2.50%	38,640,684	8.35 to	8.05	317,807,882	0.28%	2.33% to	0.82%
2003	0.95% to 2.50%	37,406,072	8.16 to	7.98	301,609,039	0.00%	21.89% to	20.02%
2002	0.95% to 2.25%	27,861,661	6.49 to	6.71	185,008,498	0.01%	-23.28% to	-22.05%

W&R Target Funds, Inc. - High Income Portfolio
2006	0.95% to 2.50%	5,604,764	15.14 to	13.71	83,269,476	7.08%	9.22% to	7.55%
2005	0.95% to 2.50%	5,754,595	13.86 to	12.75	78,493,453	7.23%	1.57% to	0.03%
2004	0.95% to 2.50%	6,254,780	13.65 to	12.75	84,264,071	7.08%	8.82% to	7.22%
2003	0.95% to 2.45%	5,707,409	12.54 to	11.99	70,865,343	8.31%	18.60% to	16.91%
2002	0.95% to 2.25%	4,689,184	10.21 to	10.57	49,233,726	9.88%	-4.28% to	-2.95%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
W&R Target Funds, Inc. – International Growth Portfolio
2006	0.95% to 2.45%	6,317,661	$ 12.24 to 11.19	$75,594,854	0.61%	19.84% to 18.14%
2005	0.95% to 2.45%	6,562,646	10.21 to 9.47	65,724,366	2.03%	15.37% to 13.71%
2004	0.95% to 2.45%	7,335,175	8.85 to 8.33	63,897,239	0.65%	12.92% to 11.35%
2003	0.95% to 2.45%	7,134,038	7.84 to 7.48	55,194,400	1.70%	23.71% to 21.87%
2002	0.95% to 2.25%	5,665,413	6.10 to 6.34	35,568,274	0.51%	-20.07% to -18.93%

W&R Target Funds, Inc. – International Value Portfolio
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
2005	0.95% to 2.25%	1,636,753	13.15 to 14.11	22,329,203	2.93%	10.11% to 8.75%
2004	0.95% to 2.15%	635,691	11.95 to 12.99	7,915,954	1.90%	19.46% to 18.55%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%
2005	0.95% to 2.45%	3,575,770	11.87 to 11.01	41,681,171	3.05%	0.72% to -0.78%
2004	0.95% to 2.45%	4,015,932	11.78 to 11.10	46,637,192	2.83%	0.65% to -0.82%
2003	0.95% to 2.45%	3,743,944	11.70 to 11.19	43,351,583	3.65%	2.18% to 0.70%
2002	0.95% to 2.25%	1,955,961	10.95 to 11.46	22,241,784	3.73%	3.03% to 4.43%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.20% to 9.89%
2005	0.95% to 2.20%	339,344	13.42 to 12.78	4,474,771	0.00%	19.72% to 18.30%
2004	0.95% to 2.05%	184,067	11.21 to 10.82	2,035,271	0.00%	12.05% to 11.21%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
2005	0.95% to 2.50%	363,735	11.36 to 11.26	4,123,615	0.00%	13.61% to 12.60%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
2005	0.95% to 2.40%	2,198,821	10.41 to 9.68	22,447,693	2.35%	1.52% to 0.06%
2004	0.95% to 2.40%	2,454,823	10.25 to 9.67	24,753,393	0.67%	-0.26% to -1.67%
2003	0.95% to 2.30%	2,707,827	10.28 to 9.87	27,477,578	0.60%	-0.44% to -1.74%
2002	0.95% to 2.10%	3,366,596	10.03 to 10.32	34,463,317	1.10%	-1.18% to 0.18%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
2005	0.95% to 2.50%	618,701	10.34 to 10.27	6,420,496	5.69%	1.03% to -0.53%
2004	0.95% to 1.95%	226,204	10.23 to 10.36	2,332,148	3.85%	2.31% to 1.89%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
2005	0.95% to 2.50%	1,139,421	13.61 to 14.12	15,880,114	1.84%	9.78% to 8.17%
2004	0.95% to 2.05%	541,343	12.40 to 13.09	6,915,677	1.05%	23.96% to 23.43%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
2005	0.95% to 2.50%	11,941,607	11.01 to 11.09	129,070,341	0.00%	16.13% to 14.41%
2004	0.95% to 2.50%	12,706,625	9.48 to 9.69	118,653,046	0.00%	15.15% to 13.49%
2003	0.95% to 2.50%	11,425,184	8.24 to 8.54	92,939,816	0.00%	29.22% to 27.26%
2002	0.95% to 2.25%	8,398,696	6.18 to 6.77	53,064,578	0.00%	-25.91% to -24.71%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
2005	0.95% to 2.50%	12,069,149	12.91 to 12.42	153,045,546	0.00%	11.81% to 10.16%
2004	0.95% to 2.50%	13,698,218	11.55 to 11.28	155,868,547	0.00%	13.21% to 11.57%
2003	0.95% to 2.50%	13,190,389	10.20 to 10.11	132,974,855	0.00%	34.48% to 32.47%
2002	0.95% to 2.25%	11,801,501	7.36 to 7.70	88,746,066	0.00%	-23.76% to -22.53%

W&R Target Funds, Inc. – Small Cap Value Portfolio
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.40%
2005	0.95% to 2.15%	1,005,493	11.62 to 12.39	12,034,087	0.00%	3.16% to 1.96%
2004	0.95% to 2.15%	631,627	11.27 to 12.15	7,397,736	0.00%	12.66% to 11.79%	(a) (b)

W&R Target Funds, Inc. – Value Portfolio
2006	0.95% to 2.45%	9,004,271	14.78 to 13.60	130,384,387	1.02%	15.77% to 14.07%
2005	0.95% to 2.45%	10,933,745	12.77 to 11.93	137,210,472	1.38%	3.43% to 1.93%
2004	0.95% to 2.45%	11,755,346	12.34 to 11.70	143,146,407	1.13%	13.61% to 12.03%
2003	0.95% to 2.45%	9,899,433	10.86 to 10.44	106,447,898	0.65%	23.92% to 22.11%
2002	0.95% to 2.25%	6,694,479	8.56 to 8.77	58,308,075	0.96%	-14.77% to -13.53%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo Advantage Variable Trust FundsSM – Wells Fargo Advantage VT Opportunity FundSM
2006	0.95% to 2.70%	13,514,581	$ 12.81 to 14.25	$180,134,788	0.00%	11.16% to 9.25%
2005	0.95% to 2.70%	16,647,315	11.52 to 13.04	200,165,641	0.00%	6.86% to 5.03%
2004	0.95% to 2.70%	19,567,386	10.78 to 12.42	220,663,748	0.00%	17.10% to 15.15%
2003	0.95% to 2.70%	21,393,485	9.21 to 10.78	206,907,437	0.08%	35.71% to 33.28%
2002	0.95% to 2.25%	21,318,993	6.56 to 8.50	151,933,095	0.45%	-28.86% to -27.51%

2006 Reserves for annuity contracts in payout phase:				92,698,887

2006 Contract owners’ equity				$15,205,517,008

2005 Reserves for annuity contracts in payout phase:				70,940,826

2005 Contract owners’ equity				$15,354,197,207

2004 Reserves for annuity contracts in payout phase:				61,993,592

2004 Contract owners’ equity				$15,697,256,439

2003 Reserves for annuity contracts in payout phase:				47,547,289

2003 Contract owners’ equity				$14,967,347,100

2002 Reserves for annuity contracts in payout phase:				23,780,019

2002 Contract owners’ equity				$11,867,051,526

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Public Accounting Firm

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2006.

Statements of Operations for the year ended December 31, 2006.

Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2006 and 2005.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Public Accounting Firm

Consolidated Balance Sheets as of December
31, 2006 and 2005.

Consolidated Statements of Income for the
years ended December 31, 2006, 2005 and
2004.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2006, 2005 and 2004.

Consolidated Statements of Cash Flows for
the years ended December 31, 2006, 2005
and 2004.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24. (b) Exhibits

(1) Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant	Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(2) Not Applicable

(3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter	Filed previously with Post-Effective Amendment No. 5 on April 26, 2000 (File No. 333-52579) and hereby incorporated by reference.

(4) The form of the variable annuity contract	Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(5) Variable Annuity Application	Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(6) Articles of Incorporation of Depositor	Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(7) Not Applicable

(8) Form of Fund Participation Agreement	Attached hereto.

(9) Opinion of Counsel	Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(10) Consent of Independent Registered Public Accounting Firm	Attached hereto.

(11) Not Applicable

(12) Not Applicable

(99) Power of Attorney	Attached hereto.

Item 25.                      Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.          Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified contracts as of January 31, 2007 was 4,713 and 7,396 respectively.

Item 28.          Indemnification

Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)(1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a)(2)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VLI Separate Account-5

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Fixed Income Funds, Inc.
Waddell & Reed Advisor Government Securities Fund
Waddell & Reed Advisor Limited Term Bond Fund
Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Select Funds, Inc.
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.
Waddell & Reed InvestEd Portfolios, Inc.
W&R Target Funds, Inc.
Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Income Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Limited-Term Bond Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

(b)(1)	Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b)(2)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director, President and Chief Marketing Officer
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Chief Regulatory Officer
Mark A. Schieber	Vice President, Principal Accounting Officer, and Principal Financial Officer
Wendy J. Hills	Secretary
Brent K. Bloss	Vice President and Treasurer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)(1)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c)(2)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 30th day of April, 2007.
NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact